UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       File No.  33-89560

     Pre-Effective Amendment No.                                             |_|



     Post-Effective Amendment No. 22                                         |X|



                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 7
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code         (614) 249-7111
                                                          ----------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)





Approximate Date of Proposed Public Offering         JUNE 24, 2005
                                                     ---------------------------




It is proposed that this filing will become effective (check appropriate box)


|X|  immediately upon filing pursuant to paragraph (b)


|_|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered       MODIFIED SINGLE PREMIUM DEFERRED
                                           VARIABLE ANNUITY CONTRACT
                                           -------------------------------------

Nationwide Life Insurance Company:
o        Nationwide Variable Account-7
o        Nationwide Variable Account-9


                  Prospectus supplement dated June 24, 2005 to
                        Prospectus dated May 1, 2005 and
              Prospectus dated May 1, 2005 as amended June 1, 2005
--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

1. The following is added to the third paragraph under the section "The Fixed Account":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

2. The following is added to the second paragraph under the section "Capital Preservation Plus Option":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

3. The following sentence is added to the end of the subsection "Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option" under the section "Transfers Prior to Annuitization":

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

                        NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 7

                  The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

--------------------------------------------------------------------------------
UNDERLYING MUTUAL FUNDS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series I Shares and Series II Shares
o    AIM V.I. Mid Cap Core Equity Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares and Series II Shares
DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares

FEDERATED INSURANCE SERIES
o    Federated High Income Bond Fund II: Service Shares*
o Federated Mid Cap Growth Strategies Fund II (formerly, Federated Growth Strategies Fund II)
o    Federated Quality Bond Fund II: Primary Shares and Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class and Service Class 2*
o    VIP Growth Portfolio: Service Class 2
o    VIP High Income Portfolio: Service Class 2*
o VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o    VIP Overseas Portfolio: Service Class R+
o    VIP Overseas Portfolio: Service Class 2 R+
o VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o VIP Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Contrafund(R) Portfolio: Service Class and Service Class 2
o VIP Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP Investment Grade Bond Portfolio: Initial Class* (only available for contracts issued prior to February 14, 2002)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP Growth & Income Portfolio: Service Class 2
o VIP Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Mid Cap Portfolio: Service Class 2
o    VIP Value Strategies Portfolio: Service Class and Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class VI+
o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II
o    Federated GVIT High Income Bond Fund: Class III+*
o    Gartmore GVIT Emerging Markets Fund: Class VI+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class I and Class II
o    GVIT Small Company Fund: Class I and Class II

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class
MTB GROUP OF FUNDS
o    MTB Large Cap Growth Fund II
o    MTB Large Cap Value Fund II
o    MTB Managed Allocation Fund - Moderate Growth II
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Global Securities Fund/VA: Class 3+ and Class 4+
o    Oppenheimer High Income Fund/VA: Non-Service Shares*
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Non-Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares

PUTNAM VARIABLE TRUST
o    Putnam VT Small Cap Value Fund: Class IB
STI CLASSIC VARIABLE TRUST
o    Capital Appreciation Fund
o    Growth and Income Fund
o    International Equity Fund
o    Investment Grade Bond Fund
o    Mid-Cap Equity Fund
o    Small Cap Value Equity Fund
o    Value Income Stock Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II*
o    U.S. Real Estate Portfolio: Class II


   VAN KAMPEN LIFE INVESTMENT TRUST

o    Comstock Portfolio: Class II Shares*
o    Emerging Growth Portfolio: Class II Shares

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED AFTER MAY 1, 2000 AND BEFORE MAY 1, 2005:

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Premier Growth Portfolio: Class B)
o AllianceBernstein Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Small Cap Value Portfolio: Class B)
FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Aggressive Growth Portfolio: Service Class 2
JANUS ASPEN SERIES
o    Risk-Managed Core Portfolio: Service Shares


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. International Growth Fund: Series II Shares
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein International Value Portfolio: Class B
FEDERATED INSURANCE SERIES
o    Federated International Equity Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST
o        Gartmore GVIT Emerging Markets Fund: Class II
OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Global Securities Fund/VA: Non-Service Shares and Service
     Shares

PUTNAM VARIABLE TRUST
o    Putnam VT International Equity Fund: Class IB

--------------------------------------------------------------------------------
UNDERLYING MUTUAL FUNDS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares

FEDERATED INSURANCE SERIES
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class*
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Money Market Portfolio: Initial Class
o    VIP Overseas Portfolio: Service Class R+
o    VIP Value Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Asset Manager Portfolio: Service Class
o    VIP Asset Manager: Growth Portfolio: Service Class
o    VIP Contrafund(R) Portfolio: Service Class
o    VIP Index 500 Portfolio: Initial Class
o    VIP Investment Grade Bond Portfolio: Initial Class*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Aggressive Growth Portfolio: Service Class
o    VIP Balanced Portfolio: Service Class
o    VIP Dynamic Capital Appreciation Portfolio: Service Class
o    VIP Growth & Income Portfolio: Service Class
o    VIP Growth Opportunities Portfolio: Service Class
o    VIP Mid Cap Portfolio: Service Class
o    VIP Value Strategies Portfolio: Service Class 2
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Emerging Markets Fund: Class VI+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II
MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Global Securities Fund/VA: Class 4+
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares
VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II Shares*
o    Emerging Growth Portfolio: Class II Shares

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Large Cap Growth Portoflio: Class B (formerly, AllianceBernstein Premier Growth Portfolio: Class B)
o AllianceBernstein Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Small Cap Value Portfolio: Class B)

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. International Growth Fund: Series II Shares
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein International Value Portfolio: Class B
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class II
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Service Shares


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
CONDENSED FINANCIAL INFORMATION.............................
FINANCIAL STATEMENTS........................................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Probability
STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.........................
CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfer Requests
     Transfer Restrictions
     Transfers After Annuitization
RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
LOAN PRIVILEGE..............................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT..................................................
CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING ................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION..............

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     7%   1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%   3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%

     REDUCED PURCHASE PAYMENT OPTION.....................................................................................     0.25%6
     Total Variable Account Charges (including this option only).........................................................     1.20%

     FIVE YEAR CDSC OPTION...............................................................................................     0.15%7
     Total Variable Account Charges (including this option only).........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------

-------------------------

1    Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information. Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

7    Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

  CDSC WAIVER OPTIONS (an applicant may elect one or more)

         ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER......................................................     0.10%1
         Total Variable Account Charges (including this option only).....................................................     1.05%

         10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)......................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)....................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%

DEATH BENEFIT OPTIONS (an applicant may elect one or two)

         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION OPTION 2 (available
         beginning January 2, 2001 or a later date if state law requires)................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%

         ONE-YEAR STEP UP DEATH BENEFIT OPTION 3 (available until state approval is received for the One-Year Enhanced
         Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)............................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION 4 (available beginning January 2, 2001 or a later date if state law requires)............................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.15%

         5% ENHANCED DEATH BENEFIT OPTION 5 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)...................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 6 (no longer available effective
May 1, 2003) (an applicant could elect one)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.40%

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.25%

     EXTRA VALUE OPTION..................................................................................................     0.45%7
     Total Variable Account Charges (including this option only).........................................................     1.40%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.

     BENEFICIARY PROTECTOR OPTION........................................................................................     0.40%8
     Total Variable Account Charges (including this option only).........................................................     1.35%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------


-----------------------

1 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

2    This option may not be elected with another death benefit option.

3 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

4    This option may not be elected with another death benefit option.

5 This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

6    Effective May 1, 2003, these options are no longer available.

7 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

8    This option may be elected at any time.

------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%1
     Total Variable Account Charges (including this option only).........................................................     1.45%

         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%
Reduced Purchase Payment Option..........................................................................................     0.25%
Five Year CDSC Option....................................................................................................     0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%
Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection..........     0.20%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Extra Value Option.......................................................................................................     0.45%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.65%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


------------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                                       Minimum       Maximum
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution       0.26%         3.89%
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
------------------------------------------------------------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class R

o Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class 2 R

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Federated GVIT High Income Bond Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI

o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class 3

o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA Class 4


EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;


------------------


1 The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract           If you do not          If you annuitize your contract
                                      at the end of the applicable              surrender             at the end of the applicable
                                               time period                    your contract                   time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (3.89%)       1,422   2,756  4,004   6,955    792    2,306   3,734   6,955     *    2,306   3,734   6,955
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.26%)       1,041   1,693  2,360   4,275    411    1,243   2,090   4,275     *    1,243   2,090   4,275
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;

o    Investment-only Contracts (Qualified Plans) ;

o Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simplified Employee Pension IRAs ("SEP IRAs");

o    Simple IRAs, and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ----------------------
      CONTRACT         MINIMUM INITIAL     MINIMUM SUBSEQUENT
        TYPE           PURCHASE PAYMENT         PAYMENTS
--------------------- ------------------- ----------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ----------------------
Investment-only            $15,000               $1,000
(Qualified Plans)
--------------------- ------------------- ----------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ----------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ----------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ----------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ----------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ----------------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:


-------------------------------- ---------------- ------------
            OPTION                CONTRACT TYPE     CHARGE
-------------------------------- ---------------- ------------
Five Year CDSC Option            All*                0.15%
-------------------------------- ---------------- ------------
Additional Withdrawal Without    All                 0.10%
Charge and Disability Waiver
-------------------------------- ---------------- ------------
10 Year and Disability Waiver    Tax Sheltered       0.05%
                                 Annuities
-------------------------------- ---------------- ------------
Hardship Waiver                  Tax Sheltered       0.15%
                                 Annuities
-------------------------------- ---------------- ------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

---------------------------------------------------- -------------
DEATH BENEFIT OPTIONS                                CHARGE*
---------------------------------------------------- -------------
One-Year Enhanced Death Benefit with Long Term       0.15%
Care/Nursing Home Waiver and Spousal Protection
Option1
---------------------------------------------------- -------------
One-Year Step Up Death Benefit Option2               0.05%
---------------------------------------------------- -------------
Greater of One-Year or 5% Enhanced Death Benefit     0.20%
with Long Term Care/Nursing Home Waiver and
Spousal Protection Option3
---------------------------------------------------- -------------
5% Enhanced Death Benefit Option4                    0.10%
---------------------------------------------------- -------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application or within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained free of charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.

When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

---------------------------------------------- ----------------
OPTIONAL BENEFIT                               GTO CHARGE
---------------------------------------------- ----------------
Extra Value Option                             0.45%*
---------------------------------------------- ----------------
Beneficiary Protector Option                   0.40%
---------------------------------------------- ----------------
Capital Preservation Plus Option               0.50%
---------------------------------------------- ----------------

*The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

-------------------------------------------- ------------------
OPTIONAL BENEFIT                             FIXED ACCOUNT
                                             CHARGE
-------------------------------------------- ------------------
Extra Value Option                           0.45%*
-------------------------------------------- ------------------
Beneficiary Protector Option                 0.40%
-------------------------------------------- ------------------

*The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

------------------------------- ------------------------------
  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------- ------------------------------
              0                              7%
------------------------------- ------------------------------
              1                              7%
------------------------------- ------------------------------
              2                              6%
------------------------------- ------------------------------
              3                              5%
------------------------------- ------------------------------
              4                              4%
------------------------------- ------------------------------
              5                              3%
------------------------------- ------------------------------
              6                              2%
------------------------------- ------------------------------
              7                              0%
------------------------------- ------------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least 2 years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

--------------------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
--------------------------------------------------------------
               0                              7%
--------------------------------------------------------------
               1                              7%
--------------------------------------------------------------
               2                              6%
--------------------------------------------------------------
               3                              4%
--------------------------------------------------------------
               4                              2%
--------------------------------------------------------------
               5                              0%
--------------------------------------------------------------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative. Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

1)   the contract owner has been the owner of the contract for 10 years; and

2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charges assessed for these options.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

EXTRA VALUE OPTION

Applicants should be aware of the following prior to electing an extra value option:

(1)  Nationwide may make a profit from the extra value option charge.

(2) Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

a)   a $100,000 initial purchase payment with no additional purchase payments;

b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                   7.75% RATE OF RETURN
--------------------------------------------------------
 CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
   YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
              ASSET CHARGES)     TOTAL ASSET CHARGES)
--------------------------------------------------------
     1           $106,727              $109,465
--------------------------------------------------------
     2           $113,906              $116,336
--------------------------------------------------------
     3           $121,568              $123,638
--------------------------------------------------------
     4           $129,745              $131,399
--------------------------------------------------------
     5           $138,472              $139,647
--------------------------------------------------------
     6           $147,787              $148,412
--------------------------------------------------------
     7           $157,728              $157,728
--------------------------------------------------------
     8           $168,337              $168,337
--------------------------------------------------------
     9           $179,661              $179,661
--------------------------------------------------------
    10           $191,746              $191,746
--------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

------------------------------- ------------------------------
                                    (Extra Value Amount)
           Contract               Percentage of First Year
            Years                     Purchase Payments
------------------------------- ------------------------------
           1 and 2                           3%
------------------------------- ------------------------------
          3, 4 and 5                         2%
------------------------------- ------------------------------
           6 and 7                           1%
------------------------------- ------------------------------
         After Year 7                        0%
------------------------------- ------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Nationwide may realize a profit from the charge assessed for this option. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section (see Appendix C: Contract Types and Tax Information).

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d= any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected at the time of application or within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.


Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.


The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:


--------------------------------------------------------------------------------
                 For contracts issued on or after May 1, 2000:
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series I Shares and Series II Shares
o    AIM V.I. Mid Cap Core Equity Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares and Series II Shares
DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares FEDERATED INSURANCE SERIES
o    Federated Mid Cap Growth Strategies Fund II
o    Federated Quality Bond Fund II: Primary Shares and Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class and Service Class 2
o    VIP Growth Portfolio: Service Class 2
o VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o VIP Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Contrafund(R) Portfolio: Service Class and Service Class 2
o VIP Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP Investment Grade Bond Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP Growth & Income Portfolio: Service Class 2
o VIP Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP Mid Cap Portfolio: Service Class 2
o    VIP Value Strategies Portfolio: Service Class and Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class
MTB GROUP OF FUNDS
o    MTB Large Cap Growth Fund II
o    MTB Large Cap Value Fund II
o    MTB Managed Allocation Fund - Moderate Growth II
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares
STI CLASSIC VARIABLE TRUST
o    Capital Appreciation Fund
o    Growth and Income Fund
o    Investment Grade Bond Fund
o    Mid-Cap Equity Fund
o    Value Income Stock Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o   Core Plus Fixed Income Portfolio: Class II

VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II Shares
o    Emerging Growth Portfolio: Class II Shares



THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED AFTER MAY 1, 2000 AND BEFORE MAY 1, 2005:

PUTNAM VARIABLE TRUST
o        Putnam VT Growth & Income Fund: Class IB
o        Putnam VT Voyager Fund: Class IB


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Large Cap Growth Portfolio: Class B (formerly, AllianceBernstein Premier Growth Portfolio: Class B)

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Aggressive Growth Portfolio: Service Class 2
JANUS ASPEN SERIES
o    Risk-Managed Core Portfolio: Service Shares


--------------------------------------------------------------------------------
                   For contracts issued prior to May 1, 2000:
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares
FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Money Market Portfolio: Initial Class
o    VIP Value Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Asset Manager Portfolio: Service Class
o    VIP Asset Manager: Growth Portfolio: Service Class
o    VIP Contrafund(R) Portfolio: Service Class
o    VIP Index 500 Portfolio: Initial Class
o    VIP Investment Grade Bond Portfolio: Initial Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Aggressive Growth Portfolio: Service Class
o    VIP Balanced Portfolio: Service Class
o    VIP Dynamic Capital Appreciation Portfolio: Service Class
o    VIP Growth & Income Portfolio: Service Class
o    VIP Growth Opportunities Portfolio: Service Class
o    VIP Mid Cap Portfolio: Service Class
o    VIP Value Strategies Portfolio: Service Class 2
GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds: Class II
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
o    Oppenheimer Main Street(R) Fund/VA: Service Shares
o    Oppenheimer Strategic Bond Fund/VA: Service Shares
VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II Shares
o    Emerging Growth Portfolio: Class II Shares


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ---------------------
      CONTRACT         MINIMUM INITIAL     MINIMUM SUBSEQUENT
        TYPE           PURCHASE PAYMENT         PAYMENTS
--------------------- ------------------- ---------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ---------------------
Investment-only            $15,000               $1,000
--------------------- ------------------- ---------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ---------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ---------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ---------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ---------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ---------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.



In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of

     Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.


Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once

Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Federated Quality Bond Fund II: Primary Shares and Service Shares, Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market
Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the following table:

------------------------------- ------------------------------
       CONTRACT OWNER'S                 PERCENTAGE OF
             AGE                       CONTRACT VALUE
------------------------------- ------------------------------
        Under age 59 1/2                     5%
------------------------------- ------------------------------
    Age 59 1/2 through age 61                7%
------------------------------- ------------------------------
    Age 62 through age 64                    8%
------------------------------- ------------------------------
    Age 65 through age 74                    10%
------------------------------- ------------------------------
       Age 75 and over                       13%
------------------------------- ------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)   the application of additional purchase payments;

2)   surrenders; or

3)   transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary: 1) after the contract has been in effect for 7 years; and 2) the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------

  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                       GMIB OPTIONS

  While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C:
Contract Types and Tax Information.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing

Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

     The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)   The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v.

Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................3
Financial Statements........................................................359

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES II SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. MID CAP CORE EQUITY FUND: SERIES I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH
AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
INTERNATIONAL VALUE PORTFOLIO: CLASS B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN LARGE
CAP GROWTH PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital by pursuing aggressive investment policies.
------------------------------------------------ -----------------------------------------------------------------------------------



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
SMALL/MID CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED INTERNATIONAL EQUITY FUND II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return on assets.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED MID CAP GROWTH STRATEGIES FUND II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP MONEY MARKET PORTFOLIO: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            As high a level of current income as is consistent with preservation of capital and liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INDEX 500 PORTFOLIO: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Geode Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP BALANCED PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP BALANCED PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH & INCOME PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH & INCOME PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total  investment  return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total  investment  return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total  investment  return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------



MTB GROUP OF FUNDS - MTB LARGE CAP GROWTH FUND II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              MTB Investment Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Montag and Caldwell, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MTB GROUP OF FUNDS - MTB LARGE CAP VALUE FUND II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              MTB Investment Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     NWQ Investment Management Company, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

MTB GROUP OF FUNDS - MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              MTB Investment Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return: current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000 and before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - CAPITAL APPRECIATION FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - GROWTH AND INCOME FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - INTERNATIONAL EQUITY FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - INVESTMENT GRADE BOND FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return through current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - MID-CAP EQUITY FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



STI CLASSIC VARIABLE TRUST - SMALL CAP VALUE EQUITY FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - VALUE INCOME STOCK FUND
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:     1-800-848-6331, TDD 1-800-238-3035

                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215


The Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund:
Class III was added to the variable account on May 1, 2005. Therefore, no condensed financial information is available.


                          NO OPTIONAL BENEFITS ELECTED

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.421736          11.441597              9.79%               335,515         2004
Funds - AIM V.I. Basic             7.893653          10.421736             32.03%               298,260         2003
Value Fund: Series II             10.000000           7.893653            -21.06%               212,275         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.817774          10.340342              5.32%                33,757         2004
Funds - AIM V.I. Capital           7.672753           9.817774             27.96%                32,179         2003
Appreciation Fund: Series         10.000000           7.672753            -23.27%                14,463         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.442033          11.945960             14.40%                 1,045         2004
Funds - AIM V.I. Capital           7.788335          10.442033             34.07%                 1,010         2003
Development Fund: Series I        10.000000           7.788335            -22.12%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000          11.077520             10.78%                 2,838         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.872930          13.322530             22.53%                50,095         2004
Funds - AIM V.I.                   8.536008          10.872930             27.38%                50,613         2003
International Growth Fund:        10.000000           8.536008            -14.64%                42,473         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.845384          12.226742             12.74%                19,080         2004
Funds - AIM V.I. Mid Cap           8.600253          10.845384             26.11%                14,261         2003
Core Equity Fund: Series I        10.000000           8.600253            -14.00%                 4,556         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.169438          10.654239              4.77%                22,687         2004
Funds - AIM V.I. Premier           8.208275          10.169438             23.89%                14,869         2003
Equity Fund: Series I             10.000000           8.208275            -17.92%                 5,727         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.105887           9.514816              4.49%                39,415         2004
Funds - AIM V.I. Premier           7.364558           9.105887             23.64%                29,458         2003
Equity Fund: Series II            10.000000           7.364558            -26.35%                 8,410         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.557705          11.630926             10.17%               159,552         2004
Products Series Fund, Inc.         8.063673          10.557705             30.93%               141,853         2003
- AllianceBernstein Growth        10.000000           8.063673            -19.36%                53,878         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.449768          16.637896             23.70%               121,066         2004
Products Series Fund, Inc.         9.432937          13.449768             42.58%               127,258         2003
- AllianceBernstein               10.000000           9.432937             -5.67%                59,648         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.093369           9.758629              7.32%                80,291         2004
Products Series Fund, Inc.         7.441659           9.093369             22.20%                87,983         2003
-                                 10.000000           7.441659            -25.58%                33,018         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.663214          14.935414             17.94%               188,363         2004
Products Series Fund, Inc.         9.074030          12.663214             39.55%               170,489         2003
- AllianceBernstein               10.000000           9.074030             -9.26%               103,116         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.205694          13.528311             20.73%                19,331         2004
Portfolios - Small Cap             8.210980          11.205694             36.47%                13,122         2003
Stock Index Portfolio:            10.000000           8.210980            -17.89%                 1,892         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.940634          10.457710              5.20%                12,612         2004
Responsible Growth Fund,           7.964781           9.940634             24.81%                 3,920         2003
Inc.: Initial Shares - Q/NQ       10.000000           7.964781            -20.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.780980          11.814824              9.59%                59,545         2004
Inc.: Initial Shares - Q/NQ        8.479269          10.780980             27.15%                45,367         2003
                                  10.000000           8.479269            -15.21%                13,566         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.160415          13.291809              9.30%                88,725         2004
Inc.: Service Shares - Q/NQ       10.000000          12.160415             21.60%                40,450         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.202945          11.066195              8.46%                45,863         2004
- Federated American               8.090513          10.202945             26.11%                38,083         2003
Leaders Fund II: Service          10.000000           8.090513            -19.09%                 6,748         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.020448          10.630920              6.09%                58,888         2004
- Federated Capital                8.166548          10.020448             22.70%                50,006         2003
Appreciation Fund II:             10.000000           8.166548            -18.33%                 2,426         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        12.017175          13.112408              9.11%               170,112         2004
- Federated High Income            9.961494          12.017175             20.64%               167,604         2003
Bond Fund II: Service             10.000000           9.961494             -0.39%                70,881         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.130146          11.445133             12.98%                 4,509         2004
- Federated International          7.756433          10.130146             30.60%                 2,381         2003
Equity Fund II - Q/NQ             10.000000           7.756433            -22.44%                   651         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.295865          12.915122             14.33%                13,692         2004
- Federated Mid Cap Growth         8.141255          11.295865             38.75%                 9,489         2003
Strategies Fund II - Q/NQ         10.000000           8.141255            -18.59%                 5,980         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.993486          11.283229              2.64%                68,795         2004
- Federated Quality Bond          10.606178          10.993486              3.65%                45,858         2003
Fund II: Primary Shares -         10.000000          10.606178              6.06%                 8,080         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.083492          11.342662              2.34%               237,601         2004
- Federated Quality Bond          10.714121          11.083492              3.45%               227,751         2003
Fund II: Service Shares -         10.000000          10.714121              7.14%                66,940         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.109002          13.359203             10.32%             1,354,269         2004
Insurance Products Fund -          9.388005          12.109002             28.98%             1,429,082         2003
VIP Equity-Income                 11.419115           9.388005            -17.79%             1,504,505         2002
Portfolio: Service Class -        12.147445          11.419115             -6.00%             1,801,287         2001
Q/NQ                              11.322947          12.147445              7.28%             1,853,302         2000
                                  10.758604          11.322947              5.25%             1,764,738         1999
                                  10.000000          10.758604              7.59%               184,391         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.788373          11.886287             10.18%               871,665         2004
Insurance Products Fund -          8.376451          10.788373             28.79%               850,853         2003
VIP Equity-Income                 10.207668           8.376451            -17.94%               712,785         2002
Portfolio: Service Class 2        10.874421          10.207668             -6.13%               581,991         2001
- Q/NQ                            10.000000          10.874421              8.74%               183,999         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.774891          12.043664              2.28%             1,722,252         2004
Insurance Products Fund -          8.952843          11.774891             31.52%             1,985,368         2003
VIP Growth Portfolio:             12.949436           8.952843            -30.86%             2,256,555         2002
Service Class - Q/NQ              15.891422          12.949436            -18.51%             2,890,947         2001
                                  18.039523          15.891422            -11.91%             3,221,910         2000
                                  13.265992          18.039523             35.98%             2,302,553         1999
                                  10.000000          13.265992             32.66%               163,939         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 6.251628            6.385591              2.14%             1,266,240         2004
Insurance Products Fund -         4.761956            6.251628             31.28%             1,425,145         2003
VIP Growth Portfolio:             6.897293            4.761956            -30.96%             1,437,002         2002
Service Class 2 - Q/NQ            8.478714            6.897293            -18.65%             1,448,978         2001
                                 10.000000            8.478714            -15.21%               805,756         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.520424           9.238518              8.43%             1,237,967         2004
Insurance Products Fund -          6.774892           8.520424             25.76%             1,465,973         2003
VIP High Income Portfolio:         6.601032           6.774892              2.63%             1,536,275         2002
Service Class - Q/NQ               7.564599           6.601032            -12.74%             1,901,773         2001
                                   9.868246           7.564599            -23.34%             2,111,782         2000
                                   9.218542           9.868246              7.05%             2,215,561         1999
                                  10.000000           9.218542             -7.81%               270,444         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 9.016435            9.768796              8.34%               349,998         2004
Insurance Products Fund -         7.181521            9.016435             25.55%               345,680         2003
VIP High Income Portfolio:        7.018847            7.181521              2.32%               260,620         2002
Service Class 2 - Q/NQ            8.046605            7.018847            -12.77%               243,817         2001
                                 10.000000            8.046605            -19.53%               104,095         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.869460          11.898561              0.25%               501,943         2004
Insurance Products Fund -         11.864802          11.869460              0.04%               691,331         2003
VIP Money Market                  11.779111          11.864802              0.73%             1,038,673         2002
Portfolio: Initial Class -        11.418931          11.779111              3.15%             1,292,542         2001
Q/NQ                              10.841227          11.418931              5.33%               667,253         2000
                                  10.407380          10.841227              4.17%             1,012,021         1999
                                  10.000000          10.407380              4.07%               236,787         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.440294          11.735924             12.41%               495,754         2004
Insurance Products Fund -          7.360327          10.440294             41.85%               670,769         2003
VIP Overseas Portfolio:            9.328759           7.360327            -21.10%               723,911         2002
Service Class - Q/NQ              11.963781           9.328759            -22.02%               864,679         2001
                                  14.938906          11.963781            -19.92%               996,007         2000
                                  10.586638          14.938906             41.11%               656,721         1999
                                  10.000000          10.586638              5.87%                85,723         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 7.321997            8.218017             12.24%               245,677         2004
Insurance Products Fund -         5.168011            7.321997             41.68%               341,042         2003
VIP Overseas Portfolio:           6.559449            5.168011            -21.21%               300,831         2002
Service Class 2 - Q/NQ            8.400493            6.559449            -21.92%               291,800         2001
                                  10.000000           8.400493            -16.00%               171,876         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000          11.081467             10.81%                54,398         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000          11.062514             10.63%                92,336         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.413792          11.456949             10.02%                41,130         2004
Insurance Products Fund -          7.841551          10.413792             32.80%                29,650         2003
VIP Value Portfolio:               9.398824           7.841551            -16.57%                35,813         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.375517          11.400022              9.87%                20,138         2004
Insurance Products Fund -          7.831908          10.375517             32.48%                21,687         2003
VIP Value Portfolio:               9.398827           7.831908            -16.67%                27,871         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.597568          12.102993              4.36%               332,580         2004
Insurance Products Fund II         9.930554          11.597568             16.79%               357,763         2003
- VIP Asset Manager               10.999576           9.930554             -9.72%               383,580         2002
Portfolio: Service Class -        11.597944          10.999576             -5.16%               449,491         2001
Q/NQ                              12.204056          11.597944             -4.97%               476,404         2000
                                  11.098876          12.204056              9.96%               421,418         1999
                                  10.000000          11.098876             10.99%                25,455         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 9.431645            9.825739              4.18%                89,530         2004
Insurance Products Fund II        8.092651            9.431645             16.55%                97,002         2003
- VIP Asset Manager               8.981185            8.092651             -9.89%                97,225         2002
Portfolio: Service Class 2        9.483513            8.981185             -5.30%               104,929         2001
- Q/NQ                           10.000000            9.483513             -5.16%                49,274         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.409481          10.914085              4.85%               194,948         2004
Insurance Products Fund II         8.533857          10.409481             21.98%               219,814         2003
- VIP Asset Manager Growth        10.200998           8.533857            -16.34%               236,969         2002
Portfolio: Service Class -        11.135469          10.200998             -8.39%               124,889         2001
Q/NQ                              12.862419          11.135469            -13.43%               329,372         2000
                                  11.278688          12.862419             14.04%               227,213         1999
                                  10.000000          11.278688             12.79%                33,217         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 8.105040            8.480063              4.63%                56,099         2004
Insurance Products Fund II        6.651197            8.105040             21.86%                70,196         2003
- VIP Asset Manager Growth        7.977579            6.651197            -16.63%               100,130         2002
Portfolio: Service Class 2        8.717055            7.977579             -8.48%               118,590         2001
- Q/NQ                           10.000000            8.717055            -12.83%                93,322         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.106032          16.115293             14.24%             1,452,373         2004
Insurance Products Fund II        11.095380          14.106032             27.13%             1,552,589         2003
- VIP Contrafund(R)                 12.367450          11.095380            -10.29%             1,683,310         2002
Portfolio: Service Class          14.248052          12.367450            -13.20%             1,921,813         2001
-Q/NQ                             15.419403          14.248052             -7.60%             2,102,464         2000
                                  12.539357          15.419403             22.97%             1,621,378         1999
                                  10.000000          12.539357             25.39%               133,901         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 9.119450           10.402126             14.07%               867,490         2004
Insurance Products Fund II        7.181855            9.119450             26.98%               846,994         2003
- VIP Contrafund(R)                 8.021141            7.181855            -10.46%               656,770         2002
Portfolio: Service Class 2        9.252181            8.021141            -13.31%               631,501         2001
-Q/NQ                            10.000000            9.252181             -7.48%               337,266         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.160330          12.227709              9.56%             1,861,314         2004
Insurance Products Fund II         8.774550          11.160330             27.19%             2,024,666         2003
- VIP Index 500 Portfolio:        11.393756           8.774550            -22.99%             2,290,203         2002
Initial Class - Q/NQ              13.087430          11.393756            -12.94%             3,565,690         2001
                                  14.567662          13.087430            -10.16%             3,792,958         2000
                                  12.204206          14.567662             19.37%             3,136,858         1999
                                  10.000000          12.204206             22.04%               117,105         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.123617          14.612721              3.46%             1,040,242         2004
Insurance Products Fund II        13.553721          14.123617              4.20%             1,235,795         2003
- VIP Investment Grade            12.401055          13.553721              9.29%             1,500,734         2002
Bond Portfolio: Initial           11.543603          12.401055              7.43%             1,516,238         2001
Class - Q/NQ                      10.478118          11.543603             10.17%             1,198,221         2000
                                  10.690813          10.478118             -1.99%             1,080,565         1999
                                  10.000000          10.690813              6.91%               163,774         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.665897           9.461442              9.18%                 8,964         2004
Insurance Products Fund            6.705285           8.665897             29.24%                16,072         2003
III - VIP Aggressive               9.189889           6.705285            -27.04%                19,446         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.567408           9.331368              8.92%                60,641         2004
Insurance Products Fund            6.638994           8.567408             29.05%                56,386         2003
III - VIP Aggressive               9.134111           6.638994            -27.32%                41,461         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.378129          11.881112              4.42%               727,478         2004
Insurance Products Fund            9.774081          11.378129             16.41%               801,137         2003
III - VIP Balanced                10.814571           9.774081             -9.62%               865,147         2002
Portfolio: Service Class -        11.110424          10.814571             -2.66%             1,011,363         2001
Q/NQ                              11.730743          11.110424             -5.29%             1,066,957         2000
                                  11.340963          11.730743              3.44%             1,089,824         1999
                                  10.000000          11.340963             13.41%                99,431         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 9.797323           10.203676              4.15%               178,378         2004
Insurance Products Fund           8.424432            9.797323             16.30%               207,810         2003
III - VIP Balanced                9.339561            8.424432             -9.80%               191,788         2002
Portfolio: Service Class 2        9.609431            9.339561             -2.81%               191,331         2001
- Q/NQ                           10.000000            9.609431             -3.91%                88,470         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.033439           7.055437              0.31%                54,042         2004
Insurance Products Fund            5.672624           7.033439             23.99%                77,705         2003
III - VIP Dynamic Capital          6.173069           5.672624             -8.11%                86,384         2002
Appreciation Portfolio:            8.729886           6.173069            -29.29%                93,306         2001
Service Class - Q/NQ              10.000000           8.729886            -12.70%                39,432         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.993633           7.016003              0.32%                99,179         2004
Insurance Products Fund            5.652536           6.993633             23.73%               101,166         2003
III - VIP Dynamic Capital          6.173063           5.652536             -8.43%               104,738         2002
Appreciation Portfolio:            8.729884           6.173063            -29.29%               102,698         2001
Service Class 2 - Q/NQ            10.000000           8.729884            -12.70%                 9,002         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.647192          12.200303              4.75%             1,122,362         2004
Insurance Products Fund            9.513687          11.647192             22.43%             1,281,552         2003
III - VIP Growth & Income         11.529603           9.513687            -17.48%             1,491,640         2002
Portfolio: Service Class -        12.771052          11.529603             -9.72%             1,800,094         2001
Q/NQ                              13.387303          12.771052             -4.60%             2,032,468         2000
                                  12.392371          13.387303              8.03%             1,715,998         1999
                                  10.000000          12.392371             23.92%               154,251         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.919227           9.322472              4.52%               359,222         2004
Insurance Products Fund            7.294561           8.919227             22.27%               422,575         2003
III - VIP Growth & Income          8.856439           7.294561            -17.64%               362,580         2002
Portfolio: Service Class 2        9.827003            8.856439             -9.88%               395,692         2001
- Q/NQ                           10.000000            9.827003             -1.73%               192,591         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.505927           9.019901              6.04%             1,863,950         2004
Insurance Products Fund            6.622963           8.505927             28.43%             2,197,930         2003
III - VIP Growth                   8.563313           6.622963            -22.66%             2,497,444         2002
Opportunities Portfolio:          10.104959           8.563313            -15.26%             3,222,422         2001
Service Class - Q/NQ              12.317183          10.104959            -17.96%             3,980,107         2000
                                  11.936099          12.317183              3.19%             3,968,982         1999
                                  10.000000          11.936099             19.36%               384,081         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.122160           7.540598              5.88%               227,287         2004
Insurance Products Fund            5.556547           7.122160             28.18%               263,411         2003
III - VIP Growth                   7.192853           5.556547            -22.75%               305,166         2002
Opportunities Portfolio:           8.507865           7.192853            -15.46%               349,911         2001
Service Class 2 - Q/NQ            10.000000           8.507865            -14.92%               281,271         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 22.702985          28.058024             23.59%               404,129         2004
Insurance Products Fund           16.546164          22.702985             37.21%               406,719         2003
III - VIP Mid Cap                 18.539590          16.546164            -10.75%               440,069         2002
Portfolio: Service Class -        19.369905          18.539590             -4.29%               523,019         2001
Q/NQ                              14.643713          19.369905             32.27%               559,878         2000
                                  10.000000          14.643713             46.44%               109,979         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.037094          16.097219             23.47%               683,124         2004
Insurance Products Fund            9.520360          13.037094             36.94%               648,693         2003
III - VIP Mid Cap                 10.682634           9.520360            -10.88%               529,772         2002
Portfolio: Service Class 2        11.178625          10.682634             -4.44%               471,930         2001
- Q/NQ                            10.000000          11.178625             11.79%               229,188         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.403097          14.003683             12.90%                 5,453         2004
Insurance Products Fund            7.935800          12.403097             56.29%                 3,472         2003
III - VIP Value Strategies        10.000000           7.935800            -20.64%                   836         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.704033          13.197226             12.76%               116,745         2004
Insurance Products Fund            7.508854          11.704033             55.87%               102,971         2003
III - VIP Value Strategies        10.000000           7.508854            -24.91%                17,344         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.056004          12.182959             10.19%                52,580         2004
Variable Insurance                 8.938194          11.056004             23.69%                32,732         2003
Products Trust - Franklin         10.000000           8.938194            -10.62%                 4,999         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.205979          12.016903             17.74%                 7,566         2004
Variable Insurance                 7.773388          10.205979             31.29%                 6,962         2003
Products Trust - Templeton        10.000000           7.773388            -22.27%                   612         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000          11.514633             15.15%                45,012         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.082638          12.704322             14.63%                14,925         2004
Index Fund: Class I - Q/NQ         8.309490          11.082638             33.37%                 7,236         2003
                                  10.000000           8.309490            -16.91%                   394         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.526149          12.042686             14.41%               140,308         2004
Index Fund: Class II - Q/NQ        7.913023          10.526149             33.02%               102,847         2003
                                  10.000000           7.913023            -20.87%                36,004         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.177112          15.719356             19.29%                31,835         2004
Emerging Markets Fund:             8.079066          13.177112             63.10%                31,827         2003
Class II - Q/NQ                   10.000000           8.079066            -19.21%                15,965         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000          11.782780             17.83%                 4,916         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.987454          11.238101              2.28%               592,717         2004
Government Bond Fund:             10.875303          10.987454              1.03%               690,746         2003
Class I - Q/NQ                    10.000000          10.875303              8.75%               596,871         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.641866          11.031157              3.66%               471,256         2004
Investor Destinations              9.956698          10.641866              6.88%               550,631         2003
Conservative Fund: Class          10.000000           9.956698             -0.43%               137,387         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.779465          11.441430              6.14%               632,524         2004
Investor Destinations              9.571633          10.779465             12.62%               575,374         2003
Moderately Conservative           10.000000           9.571633             -4.28%               151,806         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.810756          11.729170              8.50%             1,682,836         2004
Investor Destinations              9.091432          10.810756             18.91%             1,409,070         2003
Moderate Fund: Class II -         10.000000           9.091432             -9.09%               358,573         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.861771          12.059615             11.03%               926,404         2004
Investor Destinations              8.658836          10.861771             25.44%               708,807         2003
Moderately Aggressive             10.000000           8.658836            -13.41%               268,546         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.868617          12.275351             12.94%               215,489         2004
Investor Destinations              8.321058          10.868617             30.62%               179,568         2003
Aggressive Fund: Class II         10.000000           8.321058            -16.79%                15,641         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.988856           9.974241             -0.15%               510,271         2004
Market Fund: Class I - Q/NQ       10.021958           9.988856             -0.33%               511,003         2003
                                  10.000000          10.021958              0.22%               305,958         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.527216          10.679382             12.09%               101,912         2004
Fund: Class II - Q/NQ              7.174725           9.527216             32.79%                93,612         2003
                                  10.000000           7.174725            -28.25%                42,457         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.933712          13.865110             16.18%                 3,280         2004
Fund: Class I - Q/NQ               7.681010          11.933712             55.37%                   392         2003
                                  10.000000           7.681010            -23.19%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.053722          12.809612             15.89%               139,425         2004
Fund: Class II - Q/NQ              7.133182          11.053722             54.96%               132,780         2003
                                  10.000000           7.133182            -28.67%                26,801         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.502011          13.559942             17.89%                17,656         2004
Fund: Class I - Q/NQ               8.234836          11.502011             39.68%                14,834         2003
                                  10.000000           8.234836            -17.65%                     5         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.769600          13.847590             17.66%               128,013         2004
Fund: Class II - Q/NQ              8.450477          11.769600             39.28%               108,316         2003
                                  10.000000           8.450477            -15.50%                43,708         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.224157          14.222666             16.35%                 6,322         2004
Risk-Managed Core                 10.000000          12.224157             22.24%                   154         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.120027           9.845041              7.95%                85,737         2004
Trust - MFS Investors              7.509879           9.120027             21.44%                82,145         2003
Growth Stock Series:              10.000000           7.509879            -24.90%                30,610         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.612155           9.756927             13.29%               135,232         2004
Trust - MFS Mid Cap Growth         6.364703           8.612155             35.31%               130,466         2003
Series: Service Class -           10.000000           6.364703            -36.35%                34,169         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.566855          10.064359              5.20%                71,616         2004
Trust - MFS New Discovery          7.238617           9.566855             32.16%                91,700         2003
Series: Service Class -           10.000000           7.238617            -27.61%                23,889         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.601177          12.057193             13.73%                77,948         2004
Trust - MFS Value Series:          8.582392          10.601177             23.52%                79,939         2003
Service Class - Q/NQ              10.000000           8.582392            -14.18%                28,869         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.652019          10.053064              4.16%                82,235         2004
Large Cap Growth Fund II -         8.303976           9.652019             16.23%                50,904         2003
Q/NQ                              10.000000           8.303976            -16.96%                 7,047         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.528231          11.427034              8.54%                47,336         2004
Large Cap Value Fund II -          7.965083          10.528231             32.18%                30,151         2003
Q/NQ                              10.000000           7.965083            -20.35%                 6,085         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.768742          11.299833              4.93%               716,198         2004
Managed Allocation Fund -          9.269485          10.768742             16.17%               488,917         2003
Moderate Growth II - Q/NQ         10.000000           9.269485             -7.31%                66,570         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000          11.311637             13.12%                   289         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.017023          10.578280              5.60%               286,219         2004
Account Funds -                    7.738304          10.017023             29.45%               256,280         2003
Oppenheimer Capital               10.000000           7.738304            -22.62%               118,723         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.222376          13.245945             18.03%                24,828         2004
Account Funds -                    7.921861          11.222376             41.66%                22,637         2003
Oppenheimer Global                10.000000           7.921861            -20.78%                 2,198         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.188859          13.174791             17.75%               134,980         2004
Account Funds -                    7.907060          11.188859             41.50%               150,411         2003
Oppenheimer Global                10.000000           7.907060            -20.93%                89,492         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000          11.586130             15.86%                 2,297         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000          11.568978             15.69%                87,545         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.832385          12.770858              7.93%                31,051         2004
Account Funds -                    9.636981          11.832385             22.78%                18,538         2003
Oppenheimer High Income           10.000000           9.636981             -3.63%                 1,203         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.244767          11.075463              8.11%               309,928         2004
Account Funds -                    8.180309          10.244767             25.24%               254,296         2003
Oppenheimer Main Street(R)          10.000000           8.180309            -18.20%               108,393         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.959504          14.146394             18.29%                23,490         2004
Account Funds -                    8.363751          11.959504             42.99%                17,280         2003
Oppenheimer Main Street(R)          10.000000           8.363751            -16.36%                 2,953         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.213123          13.117366              7.40%               271,634         2004
Account Funds -                   10.524358          12.213123             16.05%               242,952         2003
Oppenheimer Strategic Bond        10.000000          10.524358              5.24%                88,567         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.346322          13.587876             10.06%                 8,491         2004
Putnam VT Growth & Income         10.000000          12.346322             23.46%                 4,482         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.353931          11.916494             15.09%                 5,963         2004
Putnam VT International            8.133021          10.353931             27.31%                 5,158         2003
Equity Fund: Class IB -           10.000000           8.133021            -18.67%                   745         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.505052          14.383134             25.02%                 7,308         2004
Putnam VT Small Cap Value          7.761822          11.505052             48.23%                 6,414         2003
Fund: Class IB - Q/NQ             10.000000           7.761822            -22.38%                 3,348         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.173795          10.584298              4.03%                18,561         2004
Putnam VT Voyager Fund:            8.223033          10.173795             23.72%                14,834         2003
Class IB - Q/NQ                   10.000000           8.223033            -17.77%                 4,505         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.890240          12.572593              5.74%                 3,478         2004
- Capital Appreciation            10.134620          11.890240             17.32%                     0         2003
Fund - Q/NQ                       10.000000          10.134620              1.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.245690          14.996192             13.22%                   536         2004
- Growth and Income Fund -        10.572133          13.245690             25.29%                 2,565         2003
Q/NQ                              10.000000          10.572133              5.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.317120          16.924597             18.21%                    73         2004
- International Equity            10.526488          14.317120             36.01%                    78         2003
Fund - Q/NQ                       10.000000          10.526488              4.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.520625          10.854257              3.17%                     0         2004
- Investment Grade Bond           10.261019          10.520625              2.53%                     0         2003
Fund - Q/NQ                       10.000000          10.261019              2.10%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.222285          15.299276             15.71%                 1,867         2004
- Mid-Cap Equity Fund -           10.290263          13.222285             28.49%                   288         2003
Q/NQ                              10.000000          10.290263              2.39%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.810785          12.218614             23.01%                 2,870         2004
- Small Cap Value Equity          10.801116          14.810785             37.12%                    72         2003
Fund - Q/NQ                       10.000000          10.801116              7.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.257168          15.139553             14.20%                 2,043         2004
- Value Income Stock Fund         10.870946          13.257168             21.95%                     0         2003
- Q/NQ                            10.000000          10.870946              8.17%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.151047          10.464138              3.08%                45,667         2004
Institutional Funds, Inc.         10.000000          10.151047              1.51%                 6,129         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.814381          17.271148             34.78%                39,945         2004
Institutional Funds, Inc.         10.000000          12.814381             28.14%                11,188         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.449205          12.153669             16.31%               305,277         2004
Trust - Comstock                   8.067168          10.449205             29.53%               245,843         2003
Portfolio: Class II Shares        10.000000           8.067168            -19.33%               131,010         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.814401           9.322341              5.76%                62,580         2004
Trust - Emerging Growth            7.005060           8.814401             25.83%                62,729         2003
Portfolio: Class II Shares        10.000000           7.005060            -29.95%                28,575         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                        MAXIMUM OPTIONAL BENEFITS ELECTED

   (VARIABLE ACCOUNT CHARGES OF 3.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.950322          11.694222              6.79%                     0         2004
Funds - AIM V.I. Basic            10.000000          10.950322              9.50%                     0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.806795          11.071762              2.45%                     0         2004
Funds - AIM V.I. Capital          10.000000          10.806795              8.07%                     0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            11.007860          12.250081             11.28%                     0         2004
Funds - AIM V.I. Capital          10.000000          11.007860             10.08%                     0         2003*
Development Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000          10.876915              8.77%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            11.131919          13.268368             19.19%                     0         2004
Funds - AIM V.I.                  10.000000          11.131919             11.32%                     0         2003*
International Growth Fund:
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.723665          11.760060              9.66%                     0         2004
Funds - AIM V.I. Mid Cap          10.000000          10.723665              7.24%                     0         2003*
Core Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.692048          10.896439              1.91%                     0         2004
Funds - AIM V.I. Premier          10.000000          10.692048              6.92%                     0         2003*
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.688939          10.864526              1.64%                     0         2004
Funds - AIM V.I. Premier          10.000000          10.688939              6.89%                     0         2003*
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.824109          11.599467              7.16%                     0         2004
Products Series Fund, Inc.        10.000000          10.824109              8.24%                     0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        11.157833          13.426763             20.33%                     0         2004
Products Series Fund, Inc.        10.000000          11.157833             11.58%                     0         2003*
- AllianceBernstein
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.451795          10.910705              4.39%                     0         2004
Products Series Fund, Inc.        10.000000          10.451795              4.52%                     0         2003*
-
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        11.334631          13.004167             14.73%                     0         2004
Products Series Fund, Inc.        10.000000          11.334631             13.35%                     0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.063842          12.993187             17.44%                     0         2004
Portfolios - Small Cap            10.000000          11.063842             10.64%                     0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially              10.783252          11.034981              2.33%                     0         2004
Responsible Growth Fund,          10.000000          10.783252              7.83%                     0         2003*
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.862589          11.579886              6.60%                     0         2004
Inc.: Initial Shares - Q/NQ       10.000000          10.862589              8.63%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.856431          11.543162              6.33%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000          10.856431              8.56%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.135499          11.748529              5.51%                     0         2004
- Federated American              10.000000          11.135499             11.35%                     0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.841129          11.188150              3.20%                     0         2004
- Federated Capital               10.000000          10.841129              8.41%                     0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.417563          11.057208              6.14%                     0         2004
- Federated High Income           10.000000          10.417563              4.18%                     0         2003*
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.020385          12.111733              9.90%                     0         2004
- Federated International         10.000000          11.020385             10.20%                     0         2003*
Equity Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.941411          12.168952             11.22%                     0         2004
- Federated Mid Cap Growth        10.000000          10.941411              9.41%                     0         2003*
Strategies Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.916073           9.899984             -0.16%                     0         2004
- Federated Quality Bond          10.000000           9.916073             -0.84%                     0         2003*
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.916089           9.871327             -0.45%                     0         2004
- Federated Quality Bond          10.000000           9.916089             -0.84%                     0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.088270          11.899731              7.32%                     0         2004
Insurance Products Fund -         10.000000          11.088270             10.88%                     0         2003*
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.080691          11.875666              7.17%                     0         2004
Insurance Products Fund -         10.000000          11.080691             10.81%                     0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.790871          10.736295             -0.51%                     0         2004
Insurance Products Fund -         10.000000          10.790871              7.91%                     0         2003*
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.785656          10.716426             -0.64%                     0         2004
Insurance Products Fund -         10.000000          10.785656              7.86%                     0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.435622          11.006788              5.47%                     0         2004
Insurance Products Fund -         10.000000          10.435622              4.36%                     0         2003*
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.423673          10.985726              5.39%                     0         2004
Insurance Products Fund -         10.000000          10.423673              4.24%                     0         2003*
VIP High Income Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.929738           9.682745             -2.49%                     0         2004
Insurance Products Fund -         10.000000           9.929738             -0.70%                     0         2003*
VIP Money Market
Portfolio: Initial Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.297361          12.353316              9.35%                     0         2004
Insurance Products Fund -         10.000000          11.297361             12.97%                     0         2003*
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.292118          12.328631              9.18%                     0         2004
Insurance Products Fund -         10.000000          11.292118             12.92%                     0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000          10.880788              8.81%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000          10.862176              8.62%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.871191          11.634249              7.02%                     0         2004
Insurance Products Fund -         10.000000          10.871191              8.71%                     0         2003*
VIP Value Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.864086          11.611567              6.88%                     0         2004
Insurance Products Fund -         10.000000          10.864086              8.64%                     0         2003*
VIP Value Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.407568          10.565116              1.51%                     0         2004
Insurance Products Fund II        10.000000          10.407568              4.08%                     0         2003*
- VIP Asset Manager
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.403593          10.542909              1.34%                     0         2004
Insurance Products Fund II        10.000000          10.403593              4.04%                     0         2003*
- VIP Asset Manager
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.590889          10.801662              1.99%                     0         2004
Insurance Products Fund II        10.000000          10.590889              5.91%                     0         2003*
- VIP Asset Manager Growth
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.594480          10.782590              1.78%                     0         2004
Insurance Products Fund II        10.000000          10.594480              5.94%                     0         2003*
- VIP Asset Manager Growth
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.838556          12.044964             11.13%                     0         2004
Insurance Products Fund II        10.000000          10.838556              8.39%                     0         2003*
- VIP Contrafund(R)
Portfolio: Service Class
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.833984          12.021065             10.96%                     0         2004
Insurance Products Fund II        10.000000          10.833984              8.34%                     0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.862126          11.576701              6.58%                     0         2004
Insurance Products Fund II        10.000000          10.862126              8.62%                     0         2003*
- VIP Index 500 Portfolio:
Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.980825          10.045000              0.64%                     0         2004
Insurance Products Fund II        10.000000           9.980825             -0.19%                     0         2003*
- VIP Investment Grade
Bond Portfolio: Initial
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.734692          11.400675              6.20%                     0         2004
Insurance Products Fund           10.000000          10.734692              7.35%                     0         2003*
III - VIP Aggressive
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.730138          11.368377              5.95%                     0         2004
Insurance Products Fund           10.000000          10.730138              7.30%                     0         2003*
III - VIP Aggressive
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.310998          10.473355              1.57%                     0         2004
Insurance Products Fund           10.000000          10.310998              3.11%                     0         2003*
III - VIP Balanced
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.312826          10.447814              1.31%                     0         2004
Insurance Products Fund           10.000000          10.312826              3.13%                     0         2003*
III - VIP Balanced
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.646826          10.38898              -2.42%                     0         2004
Insurance Products Fund           10.000000          10.646826              6.47%                     0         2003*
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.635051          10.378259             -2.41%                     0         2004
Insurance Products Fund           10.000000          10.635051              6.35%                     0         2003*
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.463595          10.661769              1.89%                     0         2004
Insurance Products Fund           10.000000          10.463595              4.64%                     0         2003*
III - VIP Growth & Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.467636          10.642673              1.67%                     0         2004
Insurance Products Fund           10.000000          10.467636              4.68%                     0         2003*
III - VIP Growth & Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.773532          11.113158              3.15%                     0         2004
Insurance Products Fund           10.000000          10.773532              7.74%                     0         2003*
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.770736          11.092742              2.99%                     0         2004
Insurance Products Fund           10.000000          10.770736              7.71%                     0         2003*
III - VIP Growth
Opportunities Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.343571          13.637347             20.22%                     0         2004
Insurance Products Fund           10.000000          11.343571             13.44%                     0         2003*
III - VIP Mid Cap
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.330820          13.609354             20.11%                     0         2004
Insurance Products Fund           10.000000          11.330820             13.31%                     0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.007615          12.089438              9.83%                     0         2004
Insurance Products Fund           10.000000          11.007615             10.08%                     0         2003*
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.998282          12.063467              9.69%                     0         2004
Insurance Products Fund           10.000000          10.998282              9.98%                     0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.731928          11.503574              7.19%                     0         2004
Variable Insurance                10.000000          10.731928              7.32%                     0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.061419          12.669288             14.54%                     0         2004
Variable Insurance                10.000000          11.061419             10.61%                     0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000          11.306214             13.06%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.959966          12.221324             11.51%                     0         2004
Index Fund: Class I - Q/NQ        10.000000          10.959966              9.60%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.949835          12.186003             11.29%                     0         2004
Index Fund: Class II - Q/NQ       10.000000          10.949835              9.50%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                11.851031          13.752227             16.04%                     0         2004
Emerging Markets Fund:            10.000000          11.851031             18.51%                     0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000          11.569404             15.69%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                 9.850846           9.800927             -0.51%                     0         2004
Government Bond Fund:             10.000000           9.850846             -1.49%                     0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.149122          10.233646              0.83%                     0         2004
Investor Destinations             10.000000          10.149122              1.49%                     0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.356463          10.692871              3.25%                     0         2004
Investor Destinations             10.000000          10.356463              3.56%                     0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.573615          11.159272              5.54%                     0         2004
Investor Destinations             10.000000          10.573615              5.74%                     0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.823276          11.689439              8.00%                     0         2004
Investor Destinations             10.000000          10.823276              8.23%                     0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.982748          12.066271              9.87%                     0         2004
Investor Destinations             10.000000          10.982748              9.83%                     0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.919528           9.635011             -2.87%                     0         2004
Market Fund: Class I - Q/NQ       10.000000           9.919528             -0.80%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth        10.588669          11.545736              9.04%                     0         2004
Fund: Class II - Q/NQ             10.000000          10.588669              5.89%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.465132          12.957733             13.02%                     0         2004
Fund: Class I - Q/NQ              10.000000          11.465132             14.65%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.469816          12.929622             12.73%                     0         2004
Fund: Class II - Q/NQ             10.000000          11.469816             14.70%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.012767          12.629439             14.68%                     0         2004
Fund: Class I - Q/NQ              10.000000          11.012767             10.13%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.000924          12.590579             14.45%                     0         2004
Fund: Class II - Q/NQ             10.000000          11.000924             10.01%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              10.911049          12.348989             13.18%                     0         2004
Risk-Managed Core                 10.000000          10.911049              9.11%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.418475          10.940178              5.01%                     0         2004
Trust - MFS Investors             10.000000          10.418475              4.18%                     0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.732106          11.827195             10.20%                     0         2004
Trust - MFS Mid Cap Growth        10.000000          10.732106              7.32%                     0         2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.539514          10.785320              2.33%                     0         2004
Trust - MFS New Discovery         10.000000          10.539514              5.40%                     0         2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           11.062664          12.239260             10.64%                     0         2004
Trust - MFS Value Series:         10.000000          11.062664             10.63%                     0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.555439          10.694348              1.32%                     0         2004
Large Cap Growth Fund II -        10.000000          10.555439              5.55%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          11.110426          11.730304              5.58%                     0         2004
Large Cap Value Fund II -         10.000000          11.110426             11.10%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.499765          10.717290              2.07%                     0         2004
Managed Allocation Fund -         10.000000          10.499765              5.00%                     0         2003*
Moderate Growth II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000          11.106843             11.07%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.826593          11.121612              2.72%                     0         2004
Account Funds -                   10.000000          10.826593              8.27%                     0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.377837          13.063564             14.82%                     0         2004
Account Funds -                   10.000000          11.377837             13.78%                     0         2003*
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.375481          13.029617             14.54%                     0         2004
Account Funds -                   10.000000          11.375481             13.75%                     0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000          11.376401             13.76%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000          11.359547             13.60%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.415879          10.935632              4.99%                     0         2004
Account Funds -                   10.000000          10.415879              4.16%                     0         2003*
Oppenheimer High Income
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.813798          11.372080              5.16%                     0         2004
Account Funds -                   10.000000          10.813798              8.14%                     0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.143401          12.821982             15.06%                     0         2004
Account Funds -                   10.000000          11.143401             11.43%                     0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.288844          10.749440              4.48%                     0         2004
Account Funds -                   10.000000          10.288844              2.89%                     0         2003*
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.005673          11.782359              7.06%                     0         2004
Putnam VT Growth & Income         10.000000          11.005673             10.06%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.187749          12.525374             11.96%                     0         2004
Putnam VT International           10.000000          11.187749             11.88%                     0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.530757          14.022586             21.61%                     0         2004
Putnam VT Small Cap Value         10.000000          11.530757             15.31%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.515496          10.641619              1.20%                     0         2004
Putnam VT Voyager Fund:           10.000000          10.515498              5.15%                     0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.639763          10.943718              2.86%                     0         2004
- Capital Appreciation            10.000000          10.639763              6.40%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.098255          12.222598             10.13%                     0         2004
- Growth and Income Fund -        10.000000          11.098255             10.98%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF             PERIOD
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                             BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                             PERIOD
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.449962          13.166495             14.99%                     0         2004
- International Equity            10.000000          11.449962             14.50%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust         9.881543           9.917006              0.36%                     0         2004
- Investment Grade Bond           10.000000           9.881543             -1.18%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.016801          12.399979             12.56%                     0         2004
- Mid-Cap Equity Fund -           10.000000          11.016801             10.17%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.318866          13.543966             19.66%                     0         2004
- Small Cap Value Equity          10.000000          11.318866             13.19%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.972120          12.188625             11.09%                     0         2004
- Value Income Stock Fund         10.000000          10.972120              9.72%                     0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                      9.994478          10.021906              0.27%                     0         2004
Institutional Funds, Inc.         10.000000           9.994478             -0.06%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.618554          13.921792             31.11%                     0         2004
Institutional Funds, Inc.         10.000000          10.618554              6.19%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.880171          12.310194             13.14%                     0         2004
Trust - Comstock                  10.000000          10.880171              8.80%                     0         2003*
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.614066          10.919778              2.88%                     0         2004
Trust - Emerging Growth           10.000000          10.614066              6.14%                     0         2003*
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.


CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue

Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs


Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................3
Financial Statements.........................................................359


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.35% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003, 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund:
Class III was added to the variable account on May 1, 2005. Therefore, no condensed financial information is available.


                          No Optional Benefits Elected

   (Variable account charges of 0.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.421736      11.441597                  9.79%               335,515         2004
Funds - AIM V.I. Basic             7.893653      10.421736                 32.03%               298,260         2003
Value Fund: Series II             10.000000      7.893653                 -21.06%               212,275         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.817774      10.340342                  5.32%                33,757         2004
Funds - AIM V.I. Capital           7.672753      9.817774                  27.96%                32,179         2003
Appreciation Fund: Series         10.000000      7.672753                 -23.27%                14,463         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------



---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.442033      11.945960                 14.40%                 1,045         2004
Funds - AIM V.I. Capital           7.788335      10.442033                 34.07%                 1,010         2003
Development Fund: Series I        10.000000      7.788335                 -22.12%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.077520                 10.78%                 2,838         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.872930      13.322530                 22.53%                50,095         2004
Funds - AIM V.I.                   8.536008      10.872930                 27.38%                50,613         2003
International Growth Fund:        10.000000      8.536008                 -14.64%                42,473         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.845384      12.226742                 12.74%                19,080         2004
Funds - AIM V.I. Mid Cap           8.600253      10.845384                 26.11%                14,261         2003
Core Equity Fund: Series I        10.000000      8.600253                 -14.00%                 4,556         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.169438      10.654239                  4.77%                22,687         2004
Funds - AIM V.I. Premier           8.208275      10.169438                 23.89%                14,869         2003
Equity Fund: Series I             10.000000      8.208275                 -17.92%                 5,727         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.105887      9.514816                   4.49%                39,415         2004
Funds - AIM V.I. Premier           7.364558      9.105887                  23.64%                29,458         2003
Equity Fund: Series II            10.000000      7.364558                 -26.35%                 8,410         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.557705      11.630926                 10.17%               159,552         2004
Products Series Fund, Inc.         8.063673      10.557705                 30.93%               141,853         2003
- AllianceBernstein Growth        10.000000      8.063673                 -19.36%                53,878         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.449768      16.637896                 23.70%               121,066         2004
Products Series Fund, Inc.         9.432937      13.449768                 42.58%               127,258         2003
- AllianceBernstein               10.000000      9.432937                  -5.67%                59,648         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.093369      9.758629                   7.32%                80,291         2004
Products Series Fund, Inc.         7.441659      9.093369                  22.20%                87,983         2003
-                                 10.000000      7.441659                 -25.58%                33,018         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.663214      14.935414                 17.94%               188,363         2004
Products Series Fund, Inc.         9.074030      12.663214                 39.55%               170,489         2003
- AllianceBernstein               10.000000      9.074030                  -9.26%               103,116         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.205694      13.528311                 20.73%                19,331         2004
Portfolios - Small Cap             8.210980      11.205694                 36.47%                13,122         2003
Stock Index Portfolio:            10.000000      8.210980                 -17.89%                 1,892         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.940634      10.457710                  5.20%                12,612         2004
Responsible Growth Fund,           7.964781      9.940634                  24.81%                 3,920         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.964781                 -20.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.780980      11.814824                  9.59%                59,545         2004
Inc.: Initial Shares - Q/NQ        8.479269      10.780980                 27.15%                45,367         2003
                                  10.000000      8.479269                 -15.21%                13,566         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.160415      13.291809                  9.30%                88,725         2004
Inc.: Service Shares - Q/NQ       10.000000      12.160415                 21.60%                40,450         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.202945      11.066195                  8.46%                45,863         2004
- Federated American               8.090513      10.202945                 26.11%                38,083         2003
Leaders Fund II: Service          10.000000      8.090513                 -19.09%                 6,748         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.020448      10.630920                  6.09%                58,888         2004
- Federated Capital                8.166548      10.020448                 22.70%                50,006         2003
Appreciation Fund II:             10.000000      8.166548                 -18.33%                 2,426         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        12.017175      13.112408                  9.11%               170,112         2004
- Federated High Income            9.961494      12.017175                 20.64%               167,604         2003
Bond Fund II: Service             10.000000      9.961494                  -0.39%                70,881         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.130146      11.445133                 12.98%                 4,509         2004
- Federated International          7.756433      10.130146                 30.60%                 2,381         2003
Equity Fund II - Q/NQ             10.000000      7.756433                 -22.44%                   651         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.295865      12.915122                 14.33%                13,692         2004
- Federated Mid Cap Growth         8.141255      11.295865                 38.75%                 9,489         2003
Strategies Fund II - Q/NQ         10.000000      8.141255                 -18.59%                 5,980         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.993486      11.283229                  2.64%                68,795         2004
- Federated Quality Bond          10.606178      10.993486                  3.65%                45,858         2003
Fund II: Primary Shares -         10.000000      10.606178                  6.06%                 8,080         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.083492      11.342662                  2.34%               237,601         2004
- Federated Quality Bond          10.714121      11.083492                  3.45%               227,751         2003
Fund II: Service Shares -         10.000000      10.714121                  7.14%                66,940         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.109002      13.359203                 10.32%             1,354,269         2004
Insurance Products Fund -          9.388005      12.109002                 28.98%             1,429,082         2003
VIP Equity-Income                 11.419115      9.388005                 -17.79%             1,504,505         2002
Portfolio: Service Class -        12.147445      11.419115                 -6.00%             1,801,287         2001
Q/NQ                              11.322947      12.147445                  7.28%             1,853,302         2000
                                  10.758604      11.322947                  5.25%             1,764,738         1999
                                  10.000000      10.758604                  7.59%               184,391         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.788373      11.886287                 10.18%               871,665         2004
Insurance Products Fund -          8.376451      10.788373                 28.79%               850,853         2003
VIP Equity-Income                 10.207668      8.376451                 -17.94%               712,785         2002
Portfolio: Service Class 2        10.874421      10.207668                 -6.13%               581,991         2001
- Q/NQ                            10.000000      10.874421                  8.74%               183,999         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.774891      12.043664                  2.28%             1,722,252         2004
Insurance Products Fund -          8.952843      11.774891                 31.52%             1,985,368         2003
VIP Growth Portfolio:             12.949436      8.952843                 -30.86%             2,256,555         2002
Service Class - Q/NQ              15.891422      12.949436                -18.51%             2,890,947         2001
                                  18.039523      15.891422                -11.91%             3,221,910         2000
                                  13.265992      18.039523                 35.98%             2,302,553         1999
                                  10.000000      13.265992                 32.66%               163,939         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.251628            6.385591                   2.14%             1,266,240         2004
Insurance Products Fund -    4.761956            6.251628                  31.28%             1,425,145         2003
VIP Growth Portfolio:        6.897293            4.761956                 -30.96%             1,437,002         2002
Service Class 2 - Q/NQ       8.478714            6.897293                 -18.65%             1,448,978         2001
                             10.000000           8.478714                 -15.21%               805,756         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.520424      9.238518                   8.43%             1,237,967         2004
Insurance Products Fund -          6.774892      8.520424                  25.76%             1,465,973         2003
VIP High Income Portfolio:         6.601032      6.774892                   2.63%             1,536,275         2002
Service Class - Q/NQ               7.564599      6.601032                 -12.74%             1,901,773         2001
                                   9.868246      7.564599                 -23.34%             2,111,782         2000
                                   9.218542      9.868246                   7.05%             2,215,561         1999
                                  10.000000      9.218542                  -7.81%               270,444         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.016435            9.768796                   8.34%               349,998         2004
Insurance Products Fund -    7.181521            9.016435                  25.55%               345,680         2003
VIP High Income Portfolio:   7.018847            7.181521                   2.32%               260,620         2002
Service Class 2 - Q/NQ       8.046605            7.018847                 -12.77%               243,817         2001
                             10.000000           8.046605                 -19.53%               104,095         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.869460      11.898561                  0.25%               501,943         2004
Insurance Products Fund -         11.864802      11.869460                  0.04%               691,331         2003
VIP Money Market                  11.779111      11.864802                  0.73%             1,038,673         2002
Portfolio: Initial Class -        11.418931      11.779111                  3.15%             1,292,542         2001
Q/NQ                              10.841227      11.418931                  5.33%               667,253         2000
                                  10.407380      10.841227                  4.17%             1,012,021         1999
                                  10.000000      10.407380                  4.07%               236,787         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.440294      11.735924                 12.41%               495,754         2004
Insurance Products Fund -          7.360327      10.440294                 41.85%               670,769         2003
VIP Overseas Portfolio:            9.328759      7.360327                 -21.10%               723,911         2002
Service Class - Q/NQ              11.963781      9.328759                 -22.02%               864,679         2001
                                  14.938906      11.963781                -19.92%               996,007         2000
                                  10.586638      14.938906                 41.11%               656,721         1999
                                  10.000000      10.586638                  5.87%                85,723         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.321997            8.218017                  12.24%               245,677         2004
Insurance Products Fund -    5.168011            7.321997                  41.68%               341,042         2003
VIP Overseas Portfolio:      6.559449            5.168011                 -21.21%               300,831         2002
Service Class 2 - Q/NQ       8.400493            6.559449                 -21.92%               291,800         2001
                                  10.000000      8.400493                 -16.00%               171,876         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.081467                 10.81%                54,398         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.062514                 10.63%                92,336         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.413792      11.456949                 10.02%                41,130         2004
Insurance Products Fund -          7.841551      10.413792                 32.80%                29,650         2003
VIP Value Portfolio:               9.398824      7.841551                 -16.57%                35,813         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.375517      11.400022                  9.87%                20,138         2004
Insurance Products Fund -          7.831908      10.375517                 32.48%                21,687         2003
VIP Value Portfolio:               9.398827      7.831908                 -16.67%                27,871         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.597568      12.102993                  4.36%               332,580         2004
Insurance Products Fund II         9.930554      11.597568                 16.79%               357,763         2003
- VIP Asset Manager               10.999576      9.930554                  -9.72%               383,580         2002
Portfolio: Service Class -        11.597944      10.999576                 -5.16%               449,491         2001
Q/NQ                              12.204056      11.597944                 -4.97%               476,404         2000
                                  11.098876      12.204056                  9.96%               421,418         1999
                                  10.000000      11.098876                 10.99%                25,455         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.431645            9.825739                   4.18%                89,530         2004
Insurance Products Fund II   8.092651            9.431645                  16.55%                97,002         2003
- VIP Asset Manager          8.981185            8.092651                  -9.89%                97,225         2002
Portfolio: Service Class 2   9.483513            8.981185                  -5.30%               104,929         2001
- Q/NQ                       10.000000           9.483513                  -5.16%                49,274         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.409481      10.914085                  4.85%               194,948         2004
Insurance Products Fund II         8.533857      10.409481                 21.98%               219,814         2003
- VIP Asset Manager Growth        10.200998      8.533857                 -16.34%               236,969         2002
Portfolio: Service Class -        11.135469      10.200998                 -8.39%               124,889         2001
Q/NQ                              12.862419      11.135469                -13.43%               329,372         2000
                                  11.278688      12.862419                 14.04%               227,213         1999
                                  10.000000      11.278688                 12.79%                33,217         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.105040            8.480063                   4.63%                56,099         2004
Insurance Products Fund II   6.651197            8.105040                  21.86%                70,196         2003
- VIP Asset Manager Growth   7.977579            6.651197                 -16.63%               100,130         2002
Portfolio: Service Class 2   8.717055            7.977579                  -8.48%               118,590         2001
- Q/NQ                       10.000000           8.717055                 -12.83%                93,322         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.106032      16.115293                 14.24%             1,452,373         2004
Insurance Products Fund II        11.095380      14.106032                 27.13%             1,552,589         2003
- VIP Contrafund(R)                 12.367450      11.095380                -10.29%             1,683,310         2002
Portfolio: Service Class          14.248052      12.367450                -13.20%             1,921,813         2001
-Q/NQ                             15.419403      14.248052                 -7.60%             2,102,464         2000
                                  12.539357      15.419403                 22.97%             1,621,378         1999
                                  10.000000      12.539357                 25.39%               133,901         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.119450            10.402126                 14.07%               867,490         2004
Insurance Products Fund II   7.181855            9.119450                  26.98%               846,994         2003
- VIP Contrafund(R)            8.021141            7.181855                 -10.46%               656,770         2002
Portfolio: Service Class 2   9.252181            8.021141                 -13.31%               631,501         2001
-Q/NQ                        10.000000           9.252181                  -7.48%               337,266         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.160330      12.227709                  9.56%             1,861,314         2004
Insurance Products Fund II         8.774550      11.160330                 27.19%             2,024,666         2003
- VIP Index 500 Portfolio:        11.393756      8.774550                 -22.99%             2,290,203         2002
Initial Class - Q/NQ              13.087430      11.393756                -12.94%             3,565,690         2001
                                  14.567662      13.087430                -10.16%             3,792,958         2000
                                  12.204206      14.567662                 19.37%             3,136,858         1999
                                  10.000000      12.204206                 22.04%               117,105         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.123617      14.612721                  3.46%             1,040,242         2004
Insurance Products Fund II        13.553721      14.123617                  4.20%             1,235,795         2003
- VIP Investment Grade            12.401055      13.553721                  9.29%             1,500,734         2002
Bond Portfolio: Initial           11.543603      12.401055                  7.43%             1,516,238         2001
Class - Q/NQ                      10.478118      11.543603                 10.17%             1,198,221         2000
                                  10.690813      10.478118                 -1.99%             1,080,565         1999
                                  10.000000      10.690813                  6.91%               163,774         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.665897      9.461442                   9.18%                 8,964         2004
Insurance Products Fund            6.705285      8.665897                  29.24%                16,072         2003
III - VIP Aggressive               9.189889      6.705285                 -27.04%                19,446         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.567408      9.331368                   8.92%                60,641         2004
Insurance Products Fund            6.638994      8.567408                  29.05%                56,386         2003
III - VIP Aggressive               9.134111      6.638994                 -27.32%                41,461         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.378129      11.881112                  4.42%               727,478         2004
Insurance Products Fund            9.774081      11.378129                 16.41%               801,137         2003
III - VIP Balanced                10.814571      9.774081                  -9.62%               865,147         2002
Portfolio: Service Class -        11.110424      10.814571                 -2.66%             1,011,363         2001
Q/NQ                              11.730743      11.110424                 -5.29%             1,066,957         2000
                                  11.340963      11.730743                  3.44%             1,089,824         1999
                                  10.000000      11.340963                 13.41%                99,431         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.797323            10.203676                  4.15%               178,378         2004
Insurance Products Fund      8.424432            9.797323                  16.30%               207,810         2003
III - VIP Balanced           9.339561            8.424432                  -9.80%               191,788         2002
Portfolio: Service Class 2   9.609431            9.339561                  -2.81%               191,331         2001
- Q/NQ                       10.000000           9.609431                  -3.91%                88,470         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.033439            7.055437                   0.31%                54,042         2004
Insurance Products Fund      5.672624            7.033439                  23.99%                77,705         2003
III - VIP Dynamic Capital    6.173069            5.672624                  -8.11%                86,384         2002
Appreciation Portfolio:      8.729886            6.173069                 -29.29%                93,306         2001
Service Class - Q/NQ         10.000000           8.729886                 -12.70%                39,432         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.993633            7.016003                   0.32%                99,179         2004
Insurance Products Fund      5.652536            6.993633                  23.73%               101,166         2003
III - VIP Dynamic Capital    6.173063            5.652536                  -8.43%               104,738         2002
Appreciation Portfolio:      8.729884            6.173063                 -29.29%               102,698         2001
Service Class 2 - Q/NQ       10.000000           8.729884                 -12.70%                 9,002         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            11.647192           12.200303                  4.75%             1,122,362         2004
Insurance Products Fund      9.513687            11.647192                 22.43%             1,281,552         2003
III - VIP Growth & Income    11.529603           9.513687                 -17.48%             1,491,640         2002
Portfolio: Service Class -        12.771052      11.529603                 -9.72%             1,800,094         2001
Q/NQ                              13.387303      12.771052                 -4.60%             2,032,468         2000
                                  12.392371      13.387303                  8.03%             1,715,998         1999
                                  10.000000      12.392371                 23.92%               154,251         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.919227      9.322472                   4.52%               359,222         2004
Insurance Products Fund            7.294561      8.919227                  22.27%               422,575         2003
III - VIP Growth & Income          8.856439      7.294561                 -17.64%               362,580         2002
Portfolio: Service Class 2   9.827003            8.856439                  -9.88%               395,692         2001
- Q/NQ                       10.000000           9.827003                  -1.73%               192,591         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.505927            9.019901                   6.04%             1,863,950         2004
Insurance Products Fund      6.622963            8.505927                  28.43%             2,197,930         2003
III - VIP Growth             8.563313            6.622963                 -22.66%             2,497,444         2002
Opportunities Portfolio:     10.104959           8.563313                 -15.26%             3,222,422         2001
Service Class - Q/NQ         12.317183           10.104959                -17.96%             3,980,107         2000
                             11.936099           12.317183                  3.19%             3,968,982         1999
                             10.000000           11.936099                 19.36%               384,081         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.122160            7.540598                   5.88%               227,287         2004
Insurance Products Fund      5.556547            7.122160                  28.18%               263,411         2003
III - VIP Growth             7.192853            5.556547                 -22.75%               305,166         2002
Opportunities Portfolio:     8.507865            7.192853                 -15.46%               349,911         2001
Service Class 2 - Q/NQ       10.000000           8.507865                 -14.92%               281,271         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            22.702985           28.058024                 23.59%               404,129         2004
Insurance Products Fund      16.546164           22.702985                 37.21%               406,719         2003
III - VIP Mid Cap            18.539590           16.546164                -10.75%               440,069         2002
Portfolio: Service Class -   19.369905           18.539590                 -4.29%               523,019         2001
Q/NQ                         14.643713           19.369905                 32.27%               559,878         2000
                             10.000000           14.643713                 46.44%               109,979         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            13.037094           16.097219                 23.47%               683,124         2004
Insurance Products Fund      9.520360            13.037094                 36.94%               648,693         2003
III - VIP Mid Cap            10.682634           9.520360                 -10.88%               529,772         2002
Portfolio: Service Class 2   11.178625           10.682634                 -4.44%               471,930         2001
- Q/NQ                       10.000000           11.178625                 11.79%               229,188         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            12.403097           14.003683                 12.90%                 5,453         2004
Insurance Products Fund      7.935800            12.403097                 56.29%                 3,472         2003
III - VIP Value Strategies   10.000000           7.935800                 -20.64%                   836         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            11.704033           13.197226                 12.76%               116,745         2004
Insurance Products Fund      7.508854            11.704033                 55.87%               102,971         2003
III - VIP Value Strategies   10.000000           7.508854                 -24.91%                17,344         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           11.056004           12.182959                 10.19%                52,580         2004
Variable Insurance           8.938194            11.056004                 23.69%                32,732         2003
Products Trust - Franklin    10.000000           8.938194                 -10.62%                 4,999         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           10.205979           12.016903                 17.74%                 7,566         2004
Variable Insurance           7.773388            10.205979                 31.29%                 6,962         2003
Products Trust - Templeton   10.000000           7.773388                 -22.27%                   612         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.514633                 15.15%                45,012         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.082638      12.704322                 14.63%                14,925         2004
Index Fund: Class I - Q/NQ         8.309490      11.082638                 33.37%                 7,236         2003
                                  10.000000      8.309490                 -16.91%                   394         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.526149      12.042686                 14.41%               140,308         2004
Index Fund: Class II - Q/NQ        7.913023      10.526149                 33.02%               102,847         2003
                                  10.000000      7.913023                 -20.87%                36,004         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.177112      15.719356                 19.29%                31,835         2004
Emerging Markets Fund:             8.079066      13.177112                 63.10%                31,827         2003
Class II - Q/NQ                   10.000000      8.079066                 -19.21%                15,965         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.782780                 17.83%                 4,916         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.987454      11.238101                  2.28%               592,717         2004
Government Bond Fund:             10.875303      10.987454                  1.03%               690,746         2003
Class I - Q/NQ                    10.000000      10.875303                  8.75%               596,871         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.641866      11.031157                  3.66%               471,256         2004
Investor Destinations              9.956698      10.641866                  6.88%               550,631         2003
Conservative Fund: Class          10.000000      9.956698                  -0.43%               137,387         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.779465      11.441430                  6.14%               632,524         2004
Investor Destinations              9.571633      10.779465                 12.62%               575,374         2003
Moderately Conservative           10.000000      9.571633                  -4.28%               151,806         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.810756      11.729170                  8.50%             1,682,836         2004
Investor Destinations              9.091432      10.810756                 18.91%             1,409,070         2003
Moderate Fund: Class II -         10.000000      9.091432                  -9.09%               358,573         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.861771      12.059615                 11.03%               926,404         2004
Investor Destinations              8.658836      10.861771                 25.44%               708,807         2003
Moderately Aggressive             10.000000      8.658836                 -13.41%               268,546         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.868617      12.275351                 12.94%               215,489         2004
Investor Destinations              8.321058      10.868617                 30.62%               179,568         2003
Aggressive Fund: Class II         10.000000      8.321058                 -16.79%                15,641         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.988856      9.974241                  -0.15%               510,271         2004
Market Fund: Class I - Q/NQ       10.021958      9.988856                  -0.33%               511,003         2003
                                  10.000000      10.021958                  0.22%               305,958         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.527216      10.679382                 12.09%               101,912         2004
Fund: Class II - Q/NQ              7.174725      9.527216                  32.79%                93,612         2003
                                  10.000000      7.174725                 -28.25%                42,457         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.933712      13.865110                 16.18%                 3,280         2004
Fund: Class I - Q/NQ               7.681010      11.933712                 55.37%                   392         2003
                                  10.000000      7.681010                 -23.19%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.053722      12.809612                 15.89%               139,425         2004
Fund: Class II - Q/NQ              7.133182      11.053722                 54.96%               132,780         2003
                                  10.000000      7.133182                 -28.67%                26,801         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.502011      13.559942                 17.89%                17,656         2004
Fund: Class I - Q/NQ               8.234836      11.502011                 39.68%                14,834         2003
                                  10.000000      8.234836                 -17.65%                     5         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.769600      13.847590                 17.66%               128,013         2004
Fund: Class II - Q/NQ              8.450477      11.769600                 39.28%               108,316         2003
                                  10.000000      8.450477                 -15.50%                43,708         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.224157      14.222666                 16.35%                 6,322         2004
Risk-Managed Core                 10.000000      12.224157                 22.24%                   154         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.120027      9.845041                   7.95%                85,737         2004
Trust - MFS Investors              7.509879      9.120027                  21.44%                82,145         2003
Growth Stock Series:              10.000000      7.509879                 -24.90%                30,610         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.612155      9.756927                  13.29%               135,232         2004
Trust - MFS Mid Cap Growth         6.364703      8.612155                  35.31%               130,466         2003
Series: Service Class -           10.000000      6.364703                 -36.35%                34,169         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.566855      10.064359                  5.20%                71,616         2004
Trust - MFS New Discovery          7.238617      9.566855                  32.16%                91,700         2003
Series: Service Class -           10.000000      7.238617                 -27.61%                23,889         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.601177      12.057193                 13.73%                77,948         2004
Trust - MFS Value Series:          8.582392      10.601177                 23.52%                79,939         2003
Service Class - Q/NQ              10.000000      8.582392                 -14.18%                28,869         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.652019      10.053064                  4.16%                82,235         2004
Large Cap Growth Fund II -         8.303976      9.652019                  16.23%                50,904         2003
Q/NQ                              10.000000      8.303976                 -16.96%                 7,047         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.528231      11.427034                  8.54%                47,336         2004
Large Cap Value Fund II -          7.965083      10.528231                 32.18%                30,151         2003
Q/NQ                              10.000000      7.965083                 -20.35%                 6,085         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.768742      11.299833                  4.93%               716,198         2004
Managed Allocation Fund -          9.269485      10.768742                 16.17%               488,917         2003
Moderate Growth II - Q/NQ         10.000000      9.269485                  -7.31%                66,570         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.311637                 13.12%                   289         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.017023      10.578280                  5.60%               286,219         2004
Account Funds -                    7.738304      10.017023                 29.45%               256,280         2003
Oppenheimer Capital               10.000000      7.738304                 -22.62%               118,723         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.222376      13.245945                 18.03%                24,828         2004
Account Funds -                    7.921861      11.222376                 41.66%                22,637         2003
Oppenheimer Global                10.000000      7.921861                 -20.78%                 2,198         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.188859      13.174791                 17.75%               134,980         2004
Account Funds -                    7.907060      11.188859                 41.50%               150,411         2003
Oppenheimer Global                10.000000      7.907060                 -20.93%                89,492         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.586130                 15.86%                 2,297         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.568978                 15.69%                87,545         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.832385      12.770858                  7.93%                31,051         2004
Account Funds -                    9.636981      11.832385                 22.78%                18,538         2003
Oppenheimer High Income           10.000000      9.636981                  -3.63%                 1,203         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.244767      11.075463                  8.11%               309,928         2004
Account Funds -                    8.180309      10.244767                 25.24%               254,296         2003
Oppenheimer Main Street(R)          10.000000      8.180309                 -18.20%               108,393         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.959504      14.146394                 18.29%                23,490         2004
Account Funds -                    8.363751      11.959504                 42.99%                17,280         2003
Oppenheimer Main Street(R)          10.000000      8.363751                 -16.36%                 2,953         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.213123      13.117366                  7.40%               271,634         2004
Account Funds -                   10.524358      12.213123                 16.05%               242,952         2003
Oppenheimer Strategic Bond        10.000000      10.524358                  5.24%                88,567         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.346322      13.587876                 10.06%                 8,491         2004
Putnam VT Growth & Income         10.000000      12.346322                 23.46%                 4,482         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.353931      11.916494                 15.09%                 5,963         2004
Putnam VT International            8.133021      10.353931                 27.31%                 5,158         2003
Equity Fund: Class IB -           10.000000      8.133021                 -18.67%                   745         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.505052      14.383134                 25.02%                 7,308         2004
Putnam VT Small Cap Value          7.761822      11.505052                 48.23%                 6,414         2003
Fund: Class IB - Q/NQ             10.000000      7.761822                 -22.38%                 3,348         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.173795      10.584298                  4.03%                18,561         2004
Putnam VT Voyager Fund:            8.223033      10.173795                 23.72%                14,834         2003
Class IB - Q/NQ                   10.000000      8.223033                 -17.77%                 4,505         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.890240      12.572593                  5.74%                 3,478         2004
- Capital Appreciation            10.134620      11.890240                 17.32%                     0         2003
Fund - Q/NQ                       10.000000      10.134620                  1.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.245690      14.996192                 13.22%                   536         2004
- Growth and Income Fund -        10.572133      13.245690                 25.29%                 2,565         2003
Q/NQ                              10.000000      10.572133                  5.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.317120      16.924597                 18.21%                    73         2004
- International Equity            10.526488      14.317120                 36.01%                    78         2003
Fund - Q/NQ                       10.000000      10.526488                  4.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.520625      10.854257                  3.17%                     0         2004
- Investment Grade Bond           10.261019      10.520625                  2.53%                     0         2003
Fund - Q/NQ                       10.000000      10.261019                  2.10%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.222285      15.299276                 15.71%                 1,867         2004
- Mid-Cap Equity Fund -           10.290263      13.222285                 28.49%                   288         2003
Q/NQ                              10.000000      10.290263                  2.39%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.810785      12.218614                 23.01%                 2,870         2004
- Small Cap Value Equity          10.801116      14.810785                 37.12%                    72         2003
Fund - Q/NQ                       10.000000      10.801116                  7.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.257168      15.139553                 14.20%                 2,043         2004
- Value Income Stock Fund         10.870946      13.257168                 21.95%                     0         2003
- Q/NQ                            10.000000      10.870946                  8.17%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.151047      10.464138                  3.08%                45,667         2004
Institutional Funds, Inc.         10.000000      10.151047                  1.51%                 6,129         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.814381      17.271148                 34.78%                39,945         2004
Institutional Funds, Inc.         10.000000      12.814381                 28.14%                11,188         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.449205      12.153669                 16.31%               305,277         2004
Trust - Comstock                   8.067168      10.449205                 29.53%               245,843         2003
Portfolio: Class II Shares        10.000000      8.067168                 -19.33%               131,010         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.814401      9.322341                   5.76%                62,580         2004
Trust - Emerging Growth            7.005060      8.814401                  25.83%                62,729         2003
Portfolio: Class II Shares        10.000000      7.005060                 -29.95%                28,575         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.411876      11.425007                   9.73%              112,957         2004
Funds - AIM V.I. Basic             7.890168      10.411876                  31.96%               99.072         2003
Value Fund: Series II             10.000000      7.890168                  -21.10%               98,622         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.808472      10.325338                   5.27%                5,644         2004
Funds - AIM V.I. Capital           7.669347      9.808472                   27.89%                4,178         2003
Appreciation Fund: Series         10.000000      7.669347                  -23.31%                  581         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.433704      11.930415                  14.34%                    0         2004
Funds - AIM V.I. Capital           7.786051      10.433704                  34.01%                    0         2003
Development Fund: Series I        10.000000      7.786051                  -22.14%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.073827                  10.74%                  578         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.862630      13.303198                  22.47%                5,537         2004
Funds - AIM V.I.                   8.532224      10.862630                  27.31%               12,691         2003
International Growth Fund:        10.000000      8.532224                  -14.68%                7,696         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.836740      12.210823                  12.68%                    0         2004
Funds - AIM V.I. Mid Cap           8.597737      10.836740                  26.04%                    0         2003
Core Equity Fund: Series I        10.000000      8.597737                  -14.02%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.161344      10.640385                   4.71%                    0         2004
Funds - AIM V.I. Premier           8.205880      10.161344                  23.83%                    0         2003
Equity Fund: Series I             10.000000      8.205880                  -17.94%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.097256      9.500991                    4.44%                2,916         2004
Funds - AIM V.I. Premier           7.361287      9.097256                   23.58%                2,559         2003
Equity Fund: Series II            10.000000      7.361287                  -26.39%                4,262         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.547695      11.614036                 10.11%                37,726         2004
Products Series Fund, Inc.         8.060093      10.547695                 30.86%                30,171         2003
- AllianceBernstein Growth        10.000000      8.060093                 -19.40%                10,845         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.437025      16.613743                 23.64%                26,087         2004
Products Series Fund, Inc.         9.428748      13.437025                 42.51%                21,890         2003
- AllianceBernstein               10.000000      9.428748                  -5.71%                 9,251         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.084755      9.744454                   7.26%                 6,820         2004
Products Series Fund, Inc.         7.438360      9.084755                  22.13%                 7,154         2003
-                                 10.000000      7.438360                 -25.62%                 5,695         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.651246      14.913754                 17.88%                70,891         2004
Products Series Fund, Inc.         9.070025      12.651246                 39.48%                71,858         2003
- AllianceBernstein               10.000000      9.070025                  -9.30%                74,940         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.196780      13.510737                 20.67%                     0         2004
Portfolios - Small Cap             8.208582      11.196780                 36.40%                     0         2003
Stock Index Portfolio:            10.000000      8.208582                 -17.91%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.932709      10.444101                  5.15%                     0         2004
Responsible Growth Fund,           7.962445      9.932709                  24.74%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.962445                 -20.38%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.772386      11.799454                  9.53%                     0         2004
Inc.: Initial Shares - Q/NQ        8.476784      10.772386                 27.08%                     0         2003
                                  10.000000      8.476784                 -15.23%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.156324      13.280640                  9.25%                27,465         2004
Inc.: Service Shares - Q/NQ       10.000000      12.156324                 21.56%                 5,512         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.194353      11.051293                  8.41%                14,731         2004
- Federated American               8.087784      10.194353                 26.05%                12,386         2003
Leaders Fund II: Service          10.000000      8.087784                 -19.12%                 2,416         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.011998      10.616590                  6.04%                15,468         2004
- Federated Capital                8.163785      10.011998                 22.64%                12,273         2003
Appreciation Fund II:             10.000000      8.163785                 -18.36%                 5,018         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        12.005804      13.093386                  9.06%                48,060         2004
- Federated High Income            9.957085      12.005804                 20.58%                35,250         2003
Bond Fund II: Service             10.000000      9.957085                  -0.43%                34,000         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.122102      11.430266                 12.92%                     0         2004
- Federated International          7.754167      10.122102                 30.54%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.754167                 -22.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.286883      12.898331                 14.28%                     0         2004
- Federated Mid Cap Growth         8.138880      11.286883                 38.68%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.138880                 -18.61%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.984730      11.268552                  2.58%                     0         2004
- Federated Quality Bond          10.603087      10.984730                  3.60%                     0         2003
Fund II: Primary Shares -         10.000000      10.603087                  6.03%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.074161      11.327386                  2.29%                53,532         2004
- Federated Quality Bond          10.710510      11.074161                  3.40%                50,989         2003
Fund II: Service Shares -         10.000000      10.710510                  7.11%                18,022         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.073054      13.312813                 10.27%             1,100,680         2004
Insurance Products Fund -          9.364854      12.073054                 28.92%             1,197,678         2003
VIP Equity-Income                 11.396714      9.364854                 -17.83%             1,283,161         2002
Portfolio: Service Class -        12.129776      11.396714                 -6.04%             1,596,242         2001
Q/NQ                              11.312151      12.129776                  7.23%             1,516,408         2000
                                  10.753771      11.312151                  5.19%             1,423,414         1999
                                  10.000000      10.753771                  7.54%               184,391         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.768414      11.858305                 10.12%               146,071         2004
Insurance Products Fund -          8.365173      10.768414                 28.73%               150,418         2003
VIP Equity-Income                 10.199081      8.365173                 -17.98%               152,935         2002
Portfolio: Service Class 2        10.870802      10.199081                 -6.18%               191,479         2001
- Q/NQ                            10.000000      10.870802                  8.71%               112,341         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.739919      12.001831                  2.23%             1,572,451         2004
Insurance Products Fund -          8.930753      11.739919                 31.45%             1,806,603         2003
VIP Growth Portfolio:             12.924025      8.930753                 -30.90%             1,986,771         2002
Service Class - Q/NQ              15.868312      12.924025                -18.55%             2,635,936         2001
                                  18.022329      15.868312                -11.95%             3,028,114         2000
                                  13.260038      18.022329                 35.91%             2,294,573         1999
                                  10.000000      13.260038                 32.60%               163,939         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.240057      6.370553                   2.09%               395,044         2004
Insurance Products Fund -          4.755534      6.240057                  31.22%               455,928         2003
VIP Growth Portfolio:              6.891480      4.755534                 -30.99%               566,522         2002
Service Class 2 - Q/NQ             8.475873      6.891480                 -18.69%               655,639         2001
                                  10.000000      8.475873                 -15.24%               528,154         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.495110      9.206415                   8.37%               940,215         2004
Insurance Products Fund -          6.758166      8.495110                  25.70%             1,075,302         2003
VIP High Income Portfolio:         6.588072      6.758166                   2.58%             1,034,579         2002
Service Class - Q/NQ               7.553578      6.588072                 -12.78%             1,247,611         2001
                                   9.858827      7.553578                 -23.38%             1,411,257         2000
                                   9.214386      9.858827                   6.99%             1,459,647         1999
                                  10.000000      9.214386                  -7.86%               531,204         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.999768      9.745828                   8.29%               137,922         2004
Insurance Products Fund -          7.171855      8.999768                  25.49%               141,611         2003
VIP High Income Portfolio:         7.012944      7.171855                   2.27%               139,414         2002
Service Class 2 - Q/NQ             8.043918      7.012944                 -12.82%               160,761         2001
                                  10.000000      8.043918                 -19.56%               105,348         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.834049      11.857075                  0.19%               451,405         2004
Insurance Products Fund -         11.835381      11.834049                 -0.01%               619,174         2003
VIP Money Market                  11.755833      11.835381                  0.68%               875,911         2002
Portfolio: Initial Class -        11.402151      11.755833                  3.10%             1,069,808         2001
Q/NQ                              10.830732      11.402151                  5.28%               746,409         2000
                                  10.402557      10.830732                  4.12%               555,151         1999
                                  10.000000      10.402557                  4.03%               236,787         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.409275      11.695143                 12.35%               410,825         2004
Insurance Products Fund -          7.342158      10.409275                 41.77%               467,613         2003
VIP Overseas Portfolio:            9.310438      7.342158                 -21.14%               518,259         2002
Service Class - Q/NQ              11.946379      9.310438                 -22.06%               645,413         2001
                                  14.924674      11.946379                -19.96%               733,798         2000
                                  10.581883      14.924674                 41.04%               597,180         1999
                                  10.000000      10.581883                  5.82%                85,723         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.308444      8.198662                  12.18%               117,825         2004
Insurance Products Fund -          5.161056      7.308444                  41.61%               131,963         2003
VIP Overseas Portfolio:            6.553918      5.161056                 -21.25%               169,813         2002
Service Class 2 - Q/NQ             8.397683      6.553918                 -21.96%               189,539         2001
                                  10.000000      8.397683                 -16.02%               143,055         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.077771                 10.78%                23,605         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.058825                 10.59%                16,849         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.400203      11.436215                  9.96%                32,530         2004
Insurance Products Fund -          7.835265      10.400203                 32.74%                31,868         2003
VIP Value Portfolio:               9.396038      7.835265                 -16.61%                33,831         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.361981      11.379408                  9.82%                 4,904         2004
Insurance Products Fund -          7.825637      10.361981                 32.41%                 3,462         2003
VIP Value Portfolio:               9.396058      7.825637                 -16.71%                 3,462         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.563114      12.060950                  4.31%               177,961         2004
Insurance Products Fund II         9.906052      11.563114                 16.73%               231,737         2003
- VIP Asset Manager               10.977983      9.906052                  -9.76%               274,752         2002
Portfolio: Service Class -        11.581059      10.977983                 -5.21%               376,663         2001
Q/NQ                              12.192406      11.581059                 -5.01%               400,404         2000
                                  11.093882      12.192406                  9.90%               388,249         1999
                                  10.000000      11.093882                 10.94%                25,455         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.414206      9.802626                   4.13%                59,442         2004
Insurance Products Fund II         8.081763      9.414206                  16.49%                67,192         2003
- VIP Asset Manager                8.973634      8.081763                  -9.94%                69,038         2002
Portfolio: Service Class 2         9.480353      8.973634                  -5.34%                85,153         2001
- Q/NQ                            10.000000      9.480353                  -5.20%                50,160         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.378588      10.876212                  4.79%               160,378         2004
Insurance Products Fund II         8.512820      10.378588                 21.92%               200,394         2003
- VIP Asset Manager Growth        10.180995      8.512820                 -16.39%               228,046         2002
Portfolio: Service Class -        11.119287      10.180995                 -8.44%               105,526         2001
Q/NQ                              12.850172      11.119287                -13.47%               339,014         2000
                                  11.273630      12.850172                 13.98%               296,560         1999
                                  10.000000      11.273630                 12.74%                33,217         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.090036      8.460096                   4.57%                10,428         2004
Insurance Products Fund II         6.642229      8.090036                  21.80%                14,105         2003
- VIP Asset Manager Growth         7.970856      6.642229                 -16.67%                17,760         2002
Portfolio: Service Class 2         8.714140      7.970856                  -8.53%                20,311         2001
- Q/NQ                            10.000000      8.714140                 -12.86%                11,547         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.064155      16.059338                 14.19%             1,193,146         2004
Insurance Products Fund II        11.068022      14.064155                 27.07%             1,333,242         2003
- VIP Contrafund(R)                 12.343191      11.068022                -10.33%             1,401,719         2002
Portfolio: Service Class          14.227328      12.343191                -13.24%             1,705,391         2001
-Q/NQ                             15.404707      14.227328                 -7.64%             1,943,616         2000
                                  12.533725      15.404707                 22.91%             1,648,055         1999
                                  10.000000      12.533725                 25.34%               133,901         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.102570      10.377636                 14.01%               313,349         2004
Insurance Products Fund II         7.172178      9.102570                  26.92%               324,576         2003
- VIP Contrafund(R)                  8.014382      7.172178                 -10.51%               312,362         2002
Portfolio: Service Class 2         9.249091      8.014382                 -13.25%               384,112         2001
-Q/NQ                             10.000000      9.249091                  -7.51%               297,367         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.127176      12.185244                  9.51%             1,265,136         2004
Insurance Products Fund II         8.752892      11.127176                 27.13%             1,436,832         2003
- VIP Index 500 Portfolio:        11.371387      8.752892                 -23.03%             1,566,651         2002
Initial Class: - Q/NQ             13.068369      11.371387                -12.99%             2,094,072         2001
                                  14.553757      13.068369                -10.21%             2,272,304         2000
                                  12.198716      14.553757                 19.31%             1,831,446         1999
                                  10.000000      12.198716                 21.99%               117,105         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.081662      14.561967                  3.41%               630,236         2004
Insurance Products Fund II        13.520276      14.081662                  4.15%               780,556         2003
- VIP Investment Grade            12.376695      13.520276                  9.24%               946,299         2002
Bond Portfolio: Initial           11.526779      12.376695                  7.37%             1,005,660         2001
Class - Q/NQ                      10.468109      11.526779                 10.11%               902,645         2000
                                  10.686005      10.468109                 -2.04%               710,234         1999
                                  10.000000      10.686005                  6.86%               163,774         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.652800      9.442375                   9.13%                 7,995         2004
Insurance Products Fund            6.698525      8.652800                  29.17%                 9,221         2003
III - VIP Aggressive               9.185260      6.698525                 -27.07%                 4,379         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.554450      9.312554                   8.86%                 4,171         2004
Insurance Products Fund            6.632302      8.554450                  28.98%                 4,296         2003
III - VIP Aggressive               9.129517      6.632302                 -27.35%                 7,605         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.344339      11.839862                  4.37%               582,146         2004
Insurance Products Fund            9.749977      11.344339                 16.35%               691,650         2003
III - VIP Balanced                10.793354      9.749977                  -9.67%               761,348         2002
Portfolio: Service Class -        11.094249      10.793354                 -2.71%               906,349         2001
Q/NQ                              11.719556      11.094249                 -5.34%               988,942         2000
                                  11.335864      11.719556                  3.38%               953,953         1999
                                  10.000000      11.335864                 13.36%                99,431         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.779191      10.179653                  4.10%                99,972         2004
Insurance Products Fund            8.413093      9.779191                  16.24%               111,613         2003
III - VIP Balanced                 9.331703      8.413093                  -9.84%               119,593         2002
Portfolio: Service Class 2         9.606225      9.331703                  -2.86%               136,903         2001
- Q/NQ                            10.000000      9.606225                  -3.94%                90,572         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.021881      7.040292                   0.26%                 8,595         2004
Insurance Products Fund            5.666162      7.021881                  23.93%                18,203         2003
III - VIP Dynamic Capital          6.169162      5.666162                  -8.15%                22,779         2002
Appreciation Portfolio:            8.728825      6.169162                 -29.32%                27,051         2001
Service Class - Q/NQ              10.000000      8.728825                 -12.71%                19,720         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.982161      7.000963                   0.27%                20,670         2004
Insurance Products Fund            5.646118      6.982161                  23.66%                26,142         2003
III - VIP Dynamic Capital          6.169168      5.646118                  -8.48%                29,704         2002
Appreciation Portfolio:            8.728826      6.169168                 -29.32%                27,672         2001
Service Class 2 - Q/NQ            10.000000      8.728826                 -12.71%                11,951         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.612585      12.157895                  4.70%             1,252,313         2004
Insurance Products Fund            9.490208      11.612585                 22.36%             1,444,122         2003
III - VIP Growth & Income         11.506965      9.490208                 -17.53%             1,573,873         2002
Portfolio: Service Class -        12.752459      11.506965                 -9.77%             2,006,623         2001
Q/NQ                              13.374521      12.752459                 -4.65%             2,285,543         2000
                                  12.386801      13.374521                  7.97%             2,201,561         1999
                                  10.000000      12.386801                 23.87%               154,651         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.902728      9.300525                   4.47%               147,107         2004
Insurance Products Fund            7.284740      8.902728                  22.21%               158,030         2003
III - VIP Growth & Income          8.848996      7.284740                 -17.68%               230,742         2002
Portfolio: Service Class 2         9.823730      8.848996                  -9.92%               262,477         2001
- Q/NQ                            10.000000      9.823730                  -1.76%               201,031         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.480617      8.988530                   5.99%             1,733,741         2004
Insurance Products Fund            6.606599      8.480617                  28.37%             1,982,301         2003
III - VIP Growth                   8.546493      6.606599                 -22.70%             2,191,975         2002
Opportunities Portfolio:          10.090239      8.546593                 -15.30%             2,843,997         2001
Service Class - Q/NQ              12.305429      10.090239                -18.00%             3,559,494         2000
                                  11.930730      12.305429                  3.14%             3,704,929         1999
                                  10.000000      11.930730                 19.31%               384,081         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.108977      7.522850                   5.82%               155,472         2004
Insurance Products Fund            5.549060      7.108977                  28.11%               170,920         2003
III - VIP Growth                   7.186798      5.549060                 -22.79%               254,490         2002
Opportunities Portfolio:           8.505025      7.186798                 -15.50%               311,770         2001
Service Class 2 - Q/NQ            10.000000      8.505025                 -14.95%               228,131         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 22.646085      27.973574                 23.52%               345,989         2004
Insurance Products Fund           16.513030      22.646085                 37.14%               398,775         2003
III - VIP Mid Cap                 18.511818      16.513030                -10.80%               455,335         2002
Portfolio: Service Class -        19.350718      18.511818                 -4.34%               618,068         2001
Q                                 14.636558      19.350718                 32.21%               672,960         2000
                                  10.000000      14.636558                 46.37%               148,436          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.012982      16.059349                 23.41%               262,694         2004
Insurance Products Fund            9.507545      13.012982                 36.87%               272,596         2003
III - VIP Mid Cap                 10.673646      9.507545                 -10.93%               197,205         2002
Portfolio: Service Class 2        11.174896      10.673646                 -4.49%               247,040         2001
- Q/NQ                            10.000000      11.174896                 11.75%               157,262         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.393217      13.985467                 12.85%                     0         2004
Insurance Products Fund            7.933480      12.393217                 56.21%                     0         2003
III - VIP Value Strategies        10.000000      7.933480                 -20.67%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.694184      13.179461                 12.70%                95,327         2004
Insurance Products Fund            7.506313      11.694184                 55.79%                66,525         2003
III - VIP Value Strategies        10.000000      7.506313                 -24.94%                 7,186         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.047206      12.167131                 10.14%                     0         2004
Variable Insurance                 8.935581      11.047206                 23.63%                     0         2003
Products Trust - Franklin         10.000000      8.935581                 -10.64%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.197846      12.001267                 17.68%                     0         2004
Variable Insurance                 7.771112      10.197846                 31.23%                     0         2003
Products Trust - Templeton        10.000000      7.771112                 -22.29%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.510784                 15.11%                10,394         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.073827      12.687823                 14.57%                     0         2004
Index Fund: Class I - Q/NQ         8.307066      11.073827                 33.31%                     0         2003
                                  10.000000      8.307066                 -16.93%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.517292      12.026482                 14.35%                36,815         2004
Index Fund: Class II - Q/NQ        7.910351      10.517292                 32.96%                27,082         2003
                                  10.000000      7.910351                 -20.90%                14,842         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.164614      15.696519                 19.23%                 9,150         2004
Emerging Markets Fund:             8.075477      13.164614                 63.02%                 5,917         2003
Class II - Q/NQ                   10.000000      8.075477                 -19.25%                 4,932         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.778855                 17.79%                 4,934         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.977049      11.221787                  2.23%               104,942         2004
Government Bond Fund:             10.870491      10.977049                  0.98%               162,685         2003
Class I - Q/NQ                    10.000000      10.870491                  8.70%               275,564         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.631781      11.015145                  3.61%                63,263         2004
Investor Destinations              9.952288      10.631781                  6.83%                41,922         2003
Conservative Fund: Class          10.000000      9.952288                  -0.48%                89,879         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.769266      11.424838                  6.09%                48,443         2004
Investor Destinations              9.567393      10.769266                 12.56%                76,044         2003
Moderately Conservative           10.000000      9.567393                  -4.33%               155,340         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.800502      11.712127                  8.44%               225,368         2004
Investor Destinations              9.087386      10.800502                 18.85%               229,490         2003
Moderate Fund: Class II -         10.000000      9.087386                  -9.13%                57,485         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.851475      12.042100                 10.97%               105,041         2004
Investor Destinations              8.654991      10.851475                 25.38%                13,627         2003
Moderately Aggressive             10.000000      8.654991                 -13.45%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.858346      12.257568                 12.89%                21,661         2004
Investor Destinations              8.317376      10.858346                 30.55%                 2,061         2003
Aggressive Fund: Class II         10.000000      8.317376                 -16.83%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.979201      9.959568                  -0.20%               107,985         2004
Market Fund: Class I - Q/NQ       10.017328      9.979201                  -0.38%               116,716         2003
                                  10.000000      10.017328                  0.17%               236,687         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.518193      10.663880                 12.04%                56,692         2004
Fund: Class II - Q/NQ              7.171542      9.518193                  32.72%                51,300         2003
                                  10.000000      7.171542                 -28.28%                40,590         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.924195      13.847061                 16.13%                     0         2004
Fund: Class I - Q/NQ               7.678765      11.924195                 55.29%                     0         2003
                                  10.000000      7.678765                 -23.21%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.044423           12.792388                 15.83%                78,082         2004
Fund: Class II - Q/NQ        7.130771            11.044423                 54.88%                44,128         2003
                             10.000000           7.130771                 -28.69%                29,272         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.492866           13.542322                 17.83%                     0         2004
Fund: Class I - Q/NQ         8.232437            11.492866                 39.60%                     0         2003
                             10.000000           8.232437                 -17.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.758464           13.827514                 17.60%                49,903         2004
Fund: Class II - Q/NQ        8.446731            11.758464                 39.21%                24,068         2003
                             10.000000           8.446731                 -15.53%                18,653         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.220048           14.210696                 16.29%                 2,161         2004
Risk-Managed Core            10.000000           12.220048                 22.20%                   650         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.111375            9.830729                   7.90%                29,758         2004
Trust - MFS Investors        7.506545            9.111375                  21.38%                10,072         2003
Growth Stock Series:         10.000000           7.506545                 -24.93%                 3,542         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.604014            9.742771                  13.24%                28,367         2004
Trust - MFS Mid Cap Growth   6.361877            8.604014                  35.24%                20,693         2003
Series: Service Class -      10.000000           6.361877                 -36.38%                15,431         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.557789            10.049749                  5.15%                 7,849         2004
Trust - MFS New Discovery    7.235401            9.557789                  32.10%                 8,049         2003
Series: Service Class -      10.000000           7.235401                 -27.65%                 6,069         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.591139           12.039698                 13.68%                40,329         2004
Trust - MFS Value Series:    8.578588            10.591139                 23.46%                64,844         2003
Service Class - Q/NQ         10.000000           8.578588                 -14.21%                18,577         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.644326            10.039994                  4.10%                     0         2004
Large Cap Growth Fund II -   8.301551            9.644326                  16.17%                     0         2003
Q/NQ                         10.000000           8.301551                 -16.98%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.519832           11.412170                  8.48%                     0         2004
Large Cap Value Fund II -    7.962750            10.519832                 32.11%                     0         2003
Q/NQ                         10.000000           7.962750                 -20.37%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.760169           11.285136                  4.88%                     0         2004
Managed Allocation Fund -    9.266779            10.760169                 16.12%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.266779                  -7.33%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.307864                 13.08%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.007563           10.562955                  5.55%                28,788         2004
Account Funds -              7.734887            10.007563                 29.38%                22,134         2003
Oppenheimer Capital          10.000000           7.734887                 -22.65%                 4,981         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.213451           13.228726                 17.97%                     0         2004
Account Funds -              7.919547            11.213451                 41.59%                     0         2003
Oppenheimer Global           10.000000           7.919547                 -20.80%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.178271           13.155681                 17.69%                74,080         2004
Account Funds -              7.903559            11.178271                 41.43%                84,005         2003
Oppenheimer Global           10.000000           7.903559                 -20.96%                56,659         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.582258                 15.82%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.565122                 15.65%                36,508         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.822961           12.754256                  7.88%                     0         2004
Account Funds -              9.634177            11.822961                 22.72%                     0         2003
Oppenheimer High Income      10.000000           9.634177                  -3.66%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.235045           11.059368                  8.05%                46,529         2004
Account Funds -              8.176673            10.235045                 25.17%                28,270         2003
Oppenheimer Main Street(R)     10.000000           8.176673                 -18.23%                12,015         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.949994           14.128033                 18.23%                     0         2004
Account Funds -              8.361309            11.949994                 42.92%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.361309                 -16.39%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.201547           13.098318                  7.35%                63,487         2004
Account Funds -              10.519699           12.201547                 15.99%                35,132         2003
Oppenheimer Strategic Bond   10.000000           10.519699                  5.20%                47,610         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.342155           13.576445                 10.00%                 6,427         2004
Putnam VT Growth & Income    10.000000           12.342155                 23.42%                 3,531         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.345686           11.900988                 15.03%                 7,955         2004
Putnam VT International      8.130642            10.345686                 27.24%                 3,579         2003
Equity Fund: Class IB -      10.000000           8.130642                 -18.69%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.495885           14.364428                 24.95%                     0         2004
Putnam VT Small Cap Value    7.759553            11.495885                 48.15%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.759553                 -22.40%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.165700           10.570536                  3.98%                 3,151         2004
Putnam VT Voyager Fund:      8.220627            10.165700                 23.66%                 1,638         2003
Class IB - Q/NQ              10.000000           8.220627                 -17.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.882903           12.558507                  5.69%                     0         2004
- Capital Appreciation       10.133485           11.882903                 17.26%                     0         2003
Fund - Q/NQ                  10.000000           10.133485                  1.33%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.237519           14.979375                 13.16%                     0         2004
- Growth and Income Fund -   10.570953           13.237519                 25.23%                     0         2003
Q/NQ                         10.000000           10.570953                  5.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.308283           16.905610                 18.15%                     0         2004
- International Equity       10.525304           14.308283                 35.94%                     0         2003
Fund - Q/NQ                  10.000000           10.525304                  5.25%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.514136           10.842085                  3.12%                     0         2004
- Investment Grade Bond      10.259870           10.514136                  2.48%                     0         2003
Fund - Q/NQ                  10.000000           10.259870                  2.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.214156           15.282153                 15.65%                     0         2004
- Mid-Cap Equity Fund -      10.289116           13.214156                 28.43%                     0         2003
Q/NQ                         10.000000           10.289116                  2.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.801661           18.198208                 22.95%                     0         2004
- Small Cap Value Equity     10.799902           14.801661                 37.05%                     0         2003
Fund - Q/NQ                  10.000000           10.799902                  8.00%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.248997           15.122580                 14.14%                     0         2004
- Value Income Stock Fund    10.869726           13.248997                 21.89%                     0         2003
- Q/NQ                       10.000000           10.869726                  8.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.147616           10.455326                  3.03%                 7,311         2004
Institutional Funds, Inc.    10.000000           10.147616                  1.48%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.810062           17.256606                 34.71%                19,988         2004
Institutional Funds, Inc.    10.000000           12.810062                 28.10%                17,465         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.439311           12.136049                 16.25%               101,863         2004
Trust - Comstock             8.063596            10.439311                 29.46%                60,697         2003
Portfolio: Class II Shares   10.000000           8.063596                 -19.36%                44,212         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.806051            9.308823                   5.71%                16,859         2004
Trust - Emerging Growth      7.001952            8.806051                  25.77%                17,068         2003
Portfolio: Class II Shares   10.000000           7.001952                 -29.98%                 8,183         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.402001      11.408412                    9.68%              10,911         2004
Funds - AIM V.I. Basic             7.886658      10.402001                   31.89%              15,048         2003
Value Fund: Series II             10.000000      7.886658                   -21.13%              18,378         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.799183      10.310341                    5.22%                 479         2004
Funds - AIM V.I. Capital           7.665944      9.799183                    27.83%                 594         2003
Appreciation Fund: Series         10.000000      7.665944                   -23.34%                 425         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.425400      11.914900                   14.29%                   0         2004
Funds - AIM V.I. Capital           7.783775      10.425400                   33.94%                   0         2003
Development Fund: Series I        10.000000      7.783775                   -22.16%                   0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.070124                   10.70%                   0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.852326      13.283870                   22.41%                 367         2004
Funds - AIM V.I.                   8.528435      10.852326                   27.25%               1,040         2003
International Growth Fund:        10.000000      8.528435                   -14.72%               1,048         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.828103      12.194944                   12.62%                   0         2004
Funds - AIM V.I. Mid Cap           8.595219      10.828103                   25.98%                   0         2003
Core Equity Fund: Series I        10.000000      8.595219                   -14.05%                   0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.153233      10.626522                    4.66%                   0         2004
Funds - AIM V.I. Premier           8.203467      10.153233                   23.77%                   0         2003
Equity Fund: Series I             10.000000      8.203467                   -17.97%                   0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.088628      9.487203                     4.39%                   0         2004
Funds - AIM V.I. Premier           7.358017      9.088628                    23.52%                   0         2003
Equity Fund: Series II            10.000000      7.358017                   -26.42%                   0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.537710      11.597190                   10.05%               3,797         2004
Products Series Fund, Inc.         8.056521      10.537710                   30.80%               4,228         2003
- AllianceBernstein Growth        10.000000      8.056521                   -19.43%               1,505         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.424305      16.589635                   23.58%               5,446         2004
Products Series Fund, Inc.         9.424575      13.424305                   42.44%               5,523         2003
- AllianceBernstein               10.000000      9.424575                    -5.75%               1,218         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.076148      9.730305                     7.21%               4,731         2004
Products Series Fund, Inc.         7.435062      9.076148                    22.07%               6,837         2003
-                                 10.000000      7.435062                   -25.65%               4,575         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.639255      14.892100                   17.82%              11,439         2004
Products Series Fund, Inc.         9.066002      12.639255                   39.41%               8,821         2003
- AllianceBernstein               10.000000      9.066002                    -9.34%               8,569         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.187856      13.493165                   20.61%                   0         2004
Portfolios - Small Cap             8.206175      11.187856                   36.33%                   0         2003
Stock Index Portfolio:            10.000000      8.206175                   -17.94%                   0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.924801      10.430515                    5.10%                   0         2004
Responsible Growth Fund,           7.960126      9.924801                    24.68%                   0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.960126                   -20.40%                   0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.763801      11.784104                    9.48%                  59         2004
Inc.: Initial Shares - Q/NQ        8.474296      10.763801                   27.02%                  19         2003
                                  10.000000      8.474296                   -15.26%                   0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.152235      13.269475                    9.19%               2,225         2004
Inc.: Service Shares - Q/NQ       10.000000      12.152235                   21.52%                   0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.185768      11.036413                    8.35%               3,149         2004
- Federated American               8.085047      10.185768                   25.98%                 831         2003
Leaders Fund II: Service          10.000000      8.085047                   -19.15%                   0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.003573      10.602302                    5.99%               6,007         2004
- Federated Capital                8.161030      10.003573                   22.58%               1,159         2003
Appreciation Fund II:             10.000000      8.161030                   -18.39%                   0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.994436      13.074390                    9.00%               3,105         2004
- Federated High Income            9.952676      11.994436                   20.51%               3,010         2003
Bond Fund II: Service             10.000000      9.952676                    -0.47%               3,003         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.114030      11.415399                   12.87%                 757         2004
- Federated International          7.751895      10.114030                   30.47%                   0         2003
Equity Fund II - Q/NQ             10.000000      7.751895                   -22.48%                   0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.277887      12.881545                   14.22%                   0         2004
- Federated Mid Cap Growth         8.136497      11.277887                   38.61%                   0         2003
Strategies Fund II - Q/NQ         10.000000      8.136497                   -18.64%                   0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.975971      11.253864                    2.53%                   0         2004
- Federated Quality Bond          10.599997      10.975971                    3.55%                   0         2003
Fund II: Primary Shares -         10.000000      10.599997                    6.00%                   0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.064838      11.312129                    2.23%               1,124         2004
- Federated Quality Bond          10.706901      11.064838                    3.34%               2,941         2003
Fund II: Service Shares -         10.000000      10.706901                    7.07%               3,581         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.037206      13.266576                   10.21%             247,000         2004
Insurance Products Fund -          9.341757      12.037206                   28.85%             260,849         2003
VIP Equity-Income                 11.374365      9.341757                   -17.87%             296,176         2002
Portfolio: Service Class -        12.112146      11.374365                   -6.09%             332,252         2001
Q/NQ                              11.301374      12.112146                    7.17%             371,009         2000
                                  10.748944      11.301374                  5.14%               363,153         1999
                                  10.000000      10.748944                  7.49%               184,391         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.748493      11.830389                 10.07%                25,002         2004
Insurance Products Fund -          8.353906      10.748493                 28.66%                26,082         2003
VIP Equity-Income                 10.190500      8.353906                 -18.02%                39,997         2002
Portfolio: Service Class 2        10.867182      10.190500                 -6.23%                45,974         2001
- Q/NQ                            10.000000      10.867182                  8.67%                13,756         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.705029      11.960117                    2.18%             298,808         2004
Insurance Products Fund -          8.908702      11.705029                   31.39%             340,440         2003
VIP Growth Portfolio:             12.898643      8.908702                   -30.93%             376,213         2002
Service Class - Q/NQ              15.845214      12.898643                  -18.60%             479,654         2001
                                  18.005139      15.845214                  -12.00%             545,330         2000
                                  13.254076      18.005139                   35.85%             464,007         1999
                                  10.000000      13.254076                   32.54%             163,939         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.228489      6.355533                     2.04%              38,139         2004
Insurance Products Fund -          4.749117      6.228489                    31.15%              43,720         2003
VIP Growth Portfolio:              6.885666      4.749117                   -31.03%              65,143         2002
Service Class 2 - Q/NQ             8.473041      6.885666                   -18.73%              72,870         2001
                                  10.000000      8.473041                   -15.27%              49,666         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.469922      9.174487                     8.32%             179,062         2004
Insurance Products Fund -          6.741523      8.469922                    25.64%             189,094         2003
VIP High Income Portfolio:         6.575152      6.741523                     2.53%             212,373         2002
Service Class - Q/NQ               7.542585      6.575152                   -12.83%             291,952         2001
                                   9.849428      7.542585                   -23.42%             347,465         2000
                                   9.210254      9.849428                     6.94%             380,228         1999
                                  10.000000      9.210254                    -7.90%             270,444         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.983094      9.722859                     8.24%              13,803         2004
Insurance Products Fund -          7.162180      8.983094                    25.42%              14,716         2003
VIP High Income Portfolio:         7.007024      7.162180                     2.21%              13,061         2002
Service Class 2 - Q/NQ             8.041230      7.007024                   -12.86%              14,910         2001
                                  10.000000      8.041230                   -19.59%               8,058         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.798730      11.815716                  0.14%                92,528         2004
Insurance Products Fund -         11.806020      11.798730                 -0.06%               152,737         2003
VIP Money Market                  11.732595      11.806020                  0.63%               221,903         2002
Portfolio: Initial Class -        11.385393      11.732595                  3.05%               234,505         2001
Q/NQ                              10.820248      11.385393                  5.22%               198,954         2000
                                  10.397737      10.820248                  4.06%               286,015         1999
                                  10.000000      10.397737                  3.98%               236,787         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.378340      11.654511                 12.30%                73,604         2004
Insurance Products Fund -          7.324037      10.378340                 41.70%               100,682         2003
VIP Overseas Portfolio:            9.292160      7.324037                 -21.18%               111,415         2002
Service Class - Q/NQ              11.928989      9.292160                 -22.10%               141,135         2001
                                  14.910446      11.928989                -20.00%               174,231         2000
                                  10.577127      14.910446                 40.97%               113,985         1999
                                  10.000000      10.577127                  5.77%                85,723         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.294899      8.179347                  12.12%                 2,917         2004
Insurance Products Fund -          5.154083      7.294899                  41.54%                 6,563         2003
VIP Overseas Portfolio:            6.548392      5.154083                 -21.29%                 7,225         2002
Service Class 2 - Q/NQ             8.394882      6.548392                 -22.00%                10,828         2001
                                  10.000000      8.394882                 -16.05%                16,430         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.074065                 10.74%                10,444         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.055128                 10.55%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.386633      11.415543                  9.91%                 1,624         2004
Insurance Products Fund -          7.828991      10.386633                 32.67%                   455         2003
VIP Value Portfolio:               9.393264      7.828991                 -16.65%                 1,099         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.348452      11.358814                  9.76%                 2,053         2004
Insurance Products Fund -          7.819367      10.348452                 32.34%                 2,053         2003
VIP Value Portfolio:               9.393276      7.819367                 -16.76%                 2,053         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.528749      12.019025                  4.25%                59,894         2004
Insurance Products Fund II         9.881607      11.528749                 16.67%                71,058         2003
- VIP Asset Manager               10.956424      9.881607                  -9.81%                78,266         2002
Portfolio: Service Class -        11.564195      10.956424                 -5.26%               107,959         2001
Q/NQ                              12.180770      11.564195                 -5.06%               115,651         2000
                                  11.088896      12.180770                  9.85%               109,384         1999
                                  10.000000      11.088896                 10.89%                25,455         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.396773      9.779527                   4.07%                   542         2004
Insurance Products Fund II         8.070871      9.396773                  16.43%                   571         2003
- VIP Asset Manager                8.966066      8.070871                  -9.98%                   601         2002
Portfolio: Service Class 2         9.477182      8.966066                  -5.39%                   631         2001
- Q/NQ                            10.000000      9.477182                  -5.23%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.347755      10.838424                  4.74%                27,631         2004
Insurance Products Fund II         8.491806      10.347755                 21.86%                28,667         2003
- VIP Asset Manager Growth        10.161002      8.491806                 -16.43%                31,976         2002
Portfolio: Service Class -        11.103094      10.161002                 -8.48%                33,361         2001
Q/NQ                              12.837906      11.103094                -13.51%                94,915         2000
                                  11.268555      12.837906                 13.93%                95,792         1999
                                  10.000000      11.268555                 12.69%                33,217         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.075053      8.440163                   4.52%                 2,859         2004
Insurance Products Fund II         6.633272      8.075053                  21.74%                 2,859         2003
- VIP Asset Manager Growth         7.964147      6.633272                 -16.71%                 2,859         2002
Portfolio: Service Class 2         8.711234      7.964147                  -8.58%                12,952         2001
- Q/NQ                            10.000000      8.711234                 -12.89%                10,221         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.022350      16.003508                 14.13%               247,517         2004
Insurance Products Fund II        11.040689      14.022350                 27.01%               281,221         2003
- VIP Contrafund(R)                 12.318941      11.040689                -10.38%               296,605         2002
Portfolio: Service Class -        14.206595      12.318941                -13.29%               349,054         2001
Q/NQ                              15.390001      14.206595                 -7.69%               410,677         2000
                                  12.528086      15.390001                 22.84%               326,387         1999
                                  10.000000      12.528086                 25.28%               133,901         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.085717      10.353200                 13.95%                36,824         2004
Insurance Products Fund II         7.162514      9.085717                  26.85%                38,719         2003
- VIP Contrafund(R)                  8.007633      7.162514                 -10.55%                36,562         2002
Portfolio: Service Class 2         9.246004      8.007633                 -13.39%                40,991         2001
- Q/NQ                            10.000000      9.246004                  -7.54%                23,545         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.094119      12.142907                  9.45%               261,096         2004
Insurance Products Fund II         8.731291      11.094119                 27.06%               299,367         2003
- VIP Index 500 Portfolio:        11.349065      8.731291                 -23.07%               326,955         2002
Initial Class - Q/NQ              13.049356      11.349065                -13.03%               368,908         2001
                                  14.539880      13.049356                -10.25%               425,794         2000
                                  12.193234      14.539880                 19.25%               369,530         1999
                                  10.000000      12.193234                 21.93%               117,105         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.039853      14.511414                  3.36%               204,033         2004
Insurance Products Fund II        13.486945      14.039853                  4.10%               253,299         2003
- VIP Investment Grade            12.352419      13.486945                  9.18%               326,872         2002
Bond Portfolio: Initial           11.510006      12.352419                  7.32%               358,339         2001
Class - Q/NQ                      10.458120      11.510006                 10.06%               382,769         2000
                                  10.681197      10.458120                 -2.09%               345,609         1999
                                  10.000000      10.681197                  6.81%               163,774         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.639678      9.423279                   9.07%                     0         2004
Insurance Products Fund            6.691749      8.639678                  29.11%                     0         2003
III - VIP Aggressive               9.180625      6.691749                 -27.11%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.541500      9.293763                   8.81%                     0         2004
Insurance Products Fund            6.625606      8.541500                  28.92%                     0         2003
III - VIP Aggressive               9.124924      6.625606                 -27.39%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.310623      11.798704                  4.32%               130,693         2004
Insurance Products Fund            9.725907      11.310623                 16.29%               131,310         2003
III - VIP Balanced                10.772159      9.725907                  -9.71%               136,166         2002
Portfolio: Service Class -        11.078106      10.772159                 -2.76%               160,728         2001
Q/NQ                              11.708369      11.078106                 -5.38%               185,556         2000
                                  11.330772      11.708369                  3.33%               204,340         1999
                                  10.000000      11.330772                 13.31%                99,431         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.761063      10.155654                  4.04%                11,767         2004
Insurance Products Fund            8.401746      9.761063                  16.18%                12,276         2003
III - VIP Balanced                 9.323847      8.401746                  -9.89%                12,385         2002
Portfolio: Service Class 2         9.603019      9.323847                  -2.91%                 9,191         2001
- Q/NQ                            10.000000      9.603019                  -3.97%                 4,993         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.010380      7.025201                   0.21%                 3,374         2004
Insurance Products Fund            5.659734      7.010380                  23.86%                     0         2003
III - VIP Dynamic Capital          6.165269      5.659734                  -8.20%                 1,179         2002
Appreciation Portfolio:            8.727760      6.165269                 -29.36%                     0         2001
Service Class - Q/NQ              10.000000      8.727760                 -12.72%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.970701      6.985946                   0.22%                 5,626         2004
Insurance Products Fund            5.639686      6.970701                  23.60%                 5,228         2003
III - VIP Dynamic Capital          6.165263      5.639686                  -8.52%                 5,228         2002
Appreciation Portfolio:            8.727758      6.165263                 -29.36%                 5,402         2001
Service Class 2 - Q/NQ            10.000000      8.727758                 -12.72%                   343         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.578085      12.115676                  4.64%               304,308         2004
Insurance Products Fund            9.466793      11.578085                 22.30%               340,842         2003
III - VIP Growth & Income         11.484381      9.466793                 -17.57%               356,167         2002
Portfolio: Service Class -        12.733906      11.484381                 -9.81%               407,990         2001
Q/NQ                              13.361770      12.733906                 -4.70%               455,773         2000
                                  12.381235      13.361770                  7.92%               448,328         1999
                                  10.000000      12.381235                 23.81%               154,651         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.886237      9.278601                   4.42%                18,555         2004
Insurance Products Fund            7.274910      8.886237                  22.15%                21,400         2003
III - VIP Growth & Income          8.841534      7.274910                 -17.72%                35,774         2002
Portfolio: Service Class 2         9.820444      8.841534                  -9.97%                35,057         2001
- Q/NQ                            10.000000      9.820444                  -1.80%                17,343         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.455413      8.957278                   5.94%               305,651         2004
Insurance Products Fund            6.590287      8.455413                  28.30%               339,953         2003
III - VIP Growth                   8.529705      6.590287                 -22.74%               391,687         2002
Opportunities Portfolio:          10.075545      8.529705                 -15.34%               499,198         2001
Service Class - Q/NQ              12.293685      10.075545                -18.04%               655,245         2000
                                  11.925368      12.293685                  3.09%               724,460         1999
                                  10.000000      11.925368                 19.25%               384,081         1998*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.095805      7.505117                   5.77%                 8,706         2004
Insurance Products Fund            5.541567      7.095805                  28.05%                 8,706         2003
III - VIP Growth                   7.180739      5.541567                 -22.83%                 8,511         2002
Opportunities Portfolio:           8.502185      7.180739                 -15.54%                15,424         2001
Service Class 2 - Q/NQ            10.000000      8.502185                 -14.98%                10,894         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 22.589329      27.889399                 23.46%                60,452         2004
Insurance Products Fund           16.479948      22.589329                 37.07%                75,491         2003
III - VIP Mid Cap                 18.484070      16.479948                -10.84%                77,260         2002
Portfolio: Service Class -        19.331537      18.484070                 -4.38%               105,062         2001
Q/NQ                              14.629390      19.331537                 32.14%               113,769         2000
                                  10.000000      14.629390                 46.29%                32,685         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.988896      16.021532                 23.35%                11,216         2004
Insurance Products Fund            9.494742      12.988896                 36.80%                11,009         2003
III - VIP Mid Cap                 10.664665      9.494742                 -10.97%                10,789         2002
Portfolio: Service Class 2        11.171169      10.664665                 -4.53%                13,478         2001
- Q/NQ                            10.000000      11.171169                 11.71%                11,115         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.383355      13.967283                 12.79%                     0         2004
Insurance Products Fund            7.931155      12.383355                 56.14%                     0         2003
III - VIP Value Strategies        10.000000      7.931155                 -20.69%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.684334      13.161718                 12.64%                22,173         2004
Insurance Products Fund            7.503774      11.684334                 55.71%                 4,042         2003
III - VIP Value Strategies        10.000000      7.503774                 -24.96%                 1,310         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.038418      12.151319                 10.08%                     0         2004
Variable Insurance                 8.932971      11.038418                 23.57%                     0         2003
Products Trust - Franklin         10.000000      8.932971                 -10.67%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.189721      11.985661                 17.63%                   374         2004
Variable Insurance                 7.768839      10.189721                 31.16%                     0         2003
Products Trust - Templeton        10.000000      7.768839                 -22.31%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.506947                 15.07%                 4,118         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.065004      12.671316                 14.52%                     0         2004
Index Fund: Class I - Q/NQ         8.304631      11.065004                 33.24%                     0         2003
                                  10.000000      8.304631                 -16.95%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.508426      12.010284                 14.29%                 2,559         2004
Index Fund: Class II - Q/NQ        7.907673      10.508426                 32.89%                 7,985         2003
                                  10.000000      7.907673                 -20.92%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.152150      15.673744                 19.17%                 2,162         2004
Emerging Markets Fund:             8.071891      13.152150                 62.94%                 2,483         2003
Class II - Q/NQ                   10.000000      8.071891                 -19.28%                   946         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.774920                 17.75%                   513         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.966647      11.205498                  2.18%                36,143         2004
Government Bond Fund:             10.865679      10.966647                  0.93%                40,137         2003
Class I - Q/NQ                    10.000000      10.865679                  8.66%                59,043         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.621705      10.999151                  3.55%                25,304         2004
Investor Destinations              9.947886      10.621705                  6.77%                15,007         2003
Conservative Fund: Class          10.000000      9.947886                  -0.52%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.759060      11.408246                  6.03%                 8,067         2004
Investor Destinations              9.563157      10.759060                 12.51%                25,002         2003
Moderately Conservative           10.000000      9.563157                  -4.37%                 7,545         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.790263      11.695127                  8.39%               108,296         2004
Investor Destinations              9.083363      10.790263                 18.79%                 7,530         2003
Moderate Fund: Class II -         10.000000      9.083363                  -9.17%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.841205      12.024631                 10.92%                 7,788         2004
Investor Destinations              8.651160      10.841205                 25.32%                     0         2003
Moderately Aggressive             10.000000      8.651160                 -13.49%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.848035      12.239747                 12.83%                 2,192         2004
Investor Destinations              8.313690      10.848035                 30.48%                     0         2003
Aggressive Fund: Class II         10.000000      8.313690                 -16.86%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.969550      9.944911                  -0.25%                76,842         2004
Market Fund: Class I - Q/NQ       10.012697      9.969550                  -0.43%                65,546         2003
                                  10.000000      10.012697                  0.13%                51,763         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.509171      10.648377                 11.98%                 2,121         2004
Fund: Class II - Q/NQ              7.168359      9.509171                  32.65%                 1,823         2003
                                  10.000000      7.168359                 -28.32%                 2,492         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.914703      13.829059                 16.07%                     0         2004
Fund: Class I - Q/NQ               7.676517      11.914703                 55.21%                     0         2003
                                  10.000000      7.676517                 -23.23%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.035100      12.775132                 15.77%                29,543         2004
Fund: Class II - Q/NQ              7.128347      11.035100                 54.81%                24,393         2003
                                  10.000000      7.128347                 -28.72%                10,005         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.483710      13.524702                 17.77%                     0         2004
Fund: Class I - Q/NQ               8.230021      11.483710                 39.53%                     0         2003
                                  10.000000      8.230021                 -17.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.747303      13.807416                 17.54%                11,626         2004
Fund: Class II - Q/NQ              8.442986      11.747303                 39.14%                16,638         2003
                                  10.000000      8.442986                 -15.57%                 4,096         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.215917      14.198724                 16.23%                     0         2004
Risk-Managed Core                 10.000000      12.215917                 22.16%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.102738      9.816454                   7.84%                12,885         2004
Trust - MFS Investors              7.503215      9.102738                  21.32%                13,467         2003
Growth Stock Series:              10.000000      7.503215                 -24.97%                   423         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.595842      9.728607                  13.18%                 3,240         2004
Trust - MFS Mid Cap Growth         6.359051      8.595842                  35.17%                 3,031         2003
Series: Service Class -           10.000000      6.359051                 -36.41%                 7,146         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.548727      10.035156                  5.09%                   783         2004
Trust - MFS New Discovery          7.232192      9.548727                  32.03%                 5,038         2003
Series: Service Class -           10.000000      7.232192                 -27.68%                   451         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.581086      12.022191                 13.62%                 4,175         2004
Trust - MFS Value Series:          8.574784      10.581086                 23.40%                 6,609         2003
Service Class - Q/NQ              10.000000      8.574784                 -14.25%                 3,381         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.636656      10.026937                  4.05%                     0         2004
Large Cap Growth Fund II -         8.299126      9.636656                  16.12%                     0         2003
Q/NQ                              10.000000      8.299126                 -17.01%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.511462      11.397317                  8.43%                     0         2004
Large Cap Value Fund II -          7.960426      10.511462                 32.05%                     0         2003
Q/NQ                              10.000000      7.960426                 -20.40%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.751588      11.270454                  4.83%                 5,626         2004
Managed Allocation Fund -          9.264070      10.751588                 16.06%                 4,104         2003
Moderate Growth II - Q/NQ         10.000000      9.264070                  -7.36%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.304090                 13.04%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.998064      10.547596                  5.50%                 1,370         2004
Account Funds -                    7.731447      9.998064                  29.32%                 3,080         2003
Oppenheimer Capital               10.000000      7.731447                 -22.69%                   795         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.204513      13.211508                 17.91%                     0         2004
Account Funds -                    7.917226      11.204513                 41.52%                     0         2003
Oppenheimer Global                10.000000      7.917226                 -20.83%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.167671      13.136583                 17.63%                 4,138         2004
Account Funds -                    7.900050      11.167671                 41.36%                 6,386         2003
Oppenheimer Global                10.000000      7.900050                 -21.00%                 4,993         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.578402                 15.78%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.561258                 15.61%                 4,602         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.813545      12.737662                  7.82%                     0         2004
Account Funds -                    9.631355      11.813545                 22.66%                     0         2003
Oppenheimer High Income           10.000000      9.631355                  -3.69%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.225367      11.043333                  8.00%                 2,028         2004
Account Funds -                    8.173058      10.225367                 25.11%                 2,083         2003
Oppenheimer Main Street(R)          10.000000      8.173058                 -18.27%                 6,701         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.940481      14.109649                 18.17%                   639         2004
Account Funds -                    8.358865      11.940481                 42.85%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.358865                 -16.41%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.189991      13.079309                  7.30%                15,542         2004
Account Funds -                   10.515050      12.189991                 15.93%                18,088         2003
Oppenheimer Strategic Bond        10.000000      10.515050                  5.15%                 7,780         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.338004      13.565020                  9.95%                     0         2004
Putnam VT Growth & Income         10.000000      12.338004                 23.38%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.337449      11.885512                 14.98%                     0         2004
Putnam VT International            8.128269      10.337449                 27.18%                     0         2003
Equity Fund: Class IB -           10.000000      8.128269                 -18.72%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.486731      14.345748                 24.89%                     0         2004
Putnam VT Small Cap Value          7.757281      11.486731                 48.08%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.757281                 -22.43%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.157603      10.556790                  3.93%                     0         2004
Putnam VT Voyager Fund:            8.218225      10.157603                 23.60%                     0         2003
Class IB - Q/NQ                   10.000000      8.218225                 -17.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.875579      12.544425                  5.63%                     0         2004
- Capital Appreciation            10.132344      11.875579                 17.20%                     0         2003
Fund - Q/NQ                       10.000000      10.132344                  1.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.229355      14.962580                 13.10%                     0         2004
- Growth and Income Fund -        10.569767      13.229355                 25.16%                     0         2003
Q/NQ                              10.000000      10.569767                  5.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.299467      16.886675                 18.09%                     0         2004
- International Equity            10.524131      14.299467                 35.87%                     0         2003
Fund - Q/NQ                       10.000000      10.524131                  5.24%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.507647      10.829921                  3.07%                     0         2004
- Investment Grade Bond           10.258720      10.507647                  2.43%                     0         2003
Fund - Q/NQ                       10.000000      10.258720                  2.59%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.206009      15.265026                 15.59%                     0         2004
- Mid-Cap Equity Fund -           10.287957      13.206009                 28.36%                     0         2003
Q/NQ                              10.000000      10.287957                  2.88%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.792532      18.177801                 22.88%                     0         2004
- Small Cap Value Equity          10.798692      14.792532                 36.98%                     0         2003
Fund - Q/NQ                       10.000000      10.798692                  7.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.240830      15.105630                 14.08%                     0         2004
- Value Income Stock Fund         10.868510      13.240830                 21.83%                     0         2003
- Q/NQ                            10.000000      10.868510                  8.69%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.144192      10.446519                  2.98%                     0         2004
Institutional Funds, Inc.         10.000000      10.144192                  1.44%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.805750      17.242106                 34.64%                 8,437         2004
Institutional Funds, Inc.         10.000000      12.805750                 28.06%                   756         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.429413      12.118416                 16.19%                33,488         2004
Trust - Comstock                   8.060018      10.429413                 29.40%                12,618         2003
Portfolio: Class II Shares        10.000000      8.060018                 -19.40%                 3,762         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.797708      9.295306                   5.66%                 1,908         2004
Trust - Emerging Growth            6.998845      8.797708                  25.70%                 2,654         2003
Portfolio: Class II Shares        10.000000      6.998845                 -30.01%                 1,591         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.392136          11.391834              9.62%               100,004         2004
Funds - AIM V.I. Basic             7.883164          10.392136             31.83%                96,678         2003
Value Fund: Series II             10.000000           7.883164            -21.17%                50,887         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.789884          10.295352              5.16%                55,191         2004
Funds - AIM V.I. Capital           7.662536           9.789884             27.76%                49,129         2003
Appreciation Fund: Series         10.000000           7.662536            -23.37%                14,697         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.417088          11.899379             14.23%                14,104         2004
Funds - AIM V.I. Capital           7.781500          10.417088             33.87%                 8,957         2003
Development Fund: Series I        10.000000           7.781500            -22.19%                 2,639         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000          11.066422             10.66%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.842045          13.264583             22.34%                14,166         2004
Funds - AIM V.I.                   8.524659          10.842045             27.18%                12,859         2003
International Growth Fund:        10.000000           8.524659            -14.75%                 4,082         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.819481          12.179070             12.57%                36,301         2004
Funds - AIM V.I. Mid Cap           8.592710          10.819481             25.91%                28,615         2003
Core Equity Fund: Series I        10.000000           8.592710            -14.07%                13,564         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.145157          10.612707              4.61%                20,080         2004
Funds - AIM V.I. Premier          18.201074          10.145157             23.71%                13,982         2003
Equity Fund: Series I             10.000000           8.201074            -17.99%                 4,033         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.080017           9.473414              4.33%                41,203         2004
Funds - AIM V.I. Premier           7.354759           9.080017             23.46%                37,589         2003
Equity Fund: Series II            10.000000           7.354759            -26.45%                22,080         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.527714          11.580332             10.00%               127,337         2004
Products Series Fund, Inc.         8.052943          10.527714             30.73%               106,783         2003
- AllianceBernstein Growth        10.000000           8.052943            -19.47%                59,854         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.411564          16.565529             23.52%                30,535         2004
Products Series Fund, Inc.         9.420392          13.411564             42.37%                40,152         2003
- AllianceBernstein               10.000000           9.420392             -5.80%                22,717         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.067537           9.716171              7.15%                26,290         2004
Products Series Fund, Inc.         7.431756           9.067537             22.01%                26,173         2003
-                                 10.000000           7.431756            -25.68%                 9,175         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.627248          14.870443             17.76%                91,356         2004
Products Series Fund, Inc.         9.061970          12.627248             39.34%                85,518         2003
- AllianceBernstein               10.000000           9.061970             -9.38%                51,914         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.178939          13.475585             20.54%                37,883         2004
Portfolios - Small Cap             8.203773          11.178939             36.27%                24,732         2003
Stock Index Portfolio:            10.000000           8.203773            -17.96%                10,417         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.916881          10.416934              5.04%                18,668         2004
Responsible Growth Fund,           7.957795           9.916881             24.62%                12,973         2003
Inc.: Initial Shares - Q/NQ       10.000000           7.957795            -20.42%                 5,661         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.755230          11.768772              9.42%                71,170         2004
Inc.: Initial Shares - Q/NQ        8.471828          10.755230             26.95%                51,888         2003
                                  10.000000           8.471828            -15.28%                15,922         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.148139          13.258304              9.14%                42,153         2004
Inc.: Service Shares - Q/NQ       10.000000          12.148139             21.48%                28,014         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.177183          11.021533              8.30%                40,280         2004
- Federated American               8.082311          10.177183             25.92%                34,368         2003
Leaders Fund II: Service          10.000000           8.082311            -19.18%                 1,187         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.995143          10.588023              5.93%                23,559         2004
- Federated Capital                8.158267           9.995143             22.52%                25,334         2003
Appreciation Fund II:             10.000000           8.158267            -18.42%                 1,904         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.983060          13.055391              8.95%               135,600         2004
- Federated High Income            9.948267          11.983060             20.45%               126,921         2003
Bond Fund II: Service             10.000000           9.948267             -0.52%                34,996         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.105967          11.400527             12.81%                10,129         2004
- Federated International          7.749626          10.105967             30.41%                 9,007         2003
Equity Fund II - Q/NQ             10.000000           7.749626            -22.50%                 2,304         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.268912          12.864797             14.16%                32,829         2004
- Federated Mid Cap Growth         8.134115          11.268912             38.54%                18,928         2003
Strategies Fund II - Q/NQ         10.000000           8.134115            -18.66%                 8,198         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.967214          11.239211              2.48%               166,031         2004
- Federated Quality Bond          10.596893          10.967214              3.49%               133,282         2003
Fund II: Primary Shares -         10.000000          10.596893              5.97%                48,510         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.055516          11.296895              2.18%               208,388         2004
- Federated Quality Bond          10.703290          11.055516              3.29%               203,876         2003
Fund II: Service Shares -         10.000000          10.703290              7.03%                48,698         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.936154          10.945410             10.16%               167,288         2004
Insurance Products Fund -          7.715073           9.936154             28.79%               124,785         2003
VIP Equity-Income                  9.398499           7.715073            -17.91%                44,029         2002
Portfolio: Service Class -        10.013214           9.398499             -6.14%                33,834         2001
Q/NQ                               9.347646          10.013214              7.12%                39,984         2000
                                  10.000000           9.347646             -6.52%                 9,213         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.728580          11.802507             10.01%               542,089         2004
Insurance Products Fund -          8.342645          10.728580             28.60%               511,013         2003
VIP Equity-Income                 10.181917           8.342645            -18.06%               362,934         2002
Portfolio: Service Class 2        10.863547          10.181917             -6.27%               248,989         2001
- Q/NQ                            10.000000          10.863547              8.64%                50,212         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.026714           8.197495              2.13%                38,855         2004
Insurance Products Fund -          6.112223           8.026714             31.32%                46,045         2003
VIP Growth Portfolio:              8.854191           6.112223            -30.97%                51,465         2002
Service Class - Q/NQ              10.882393           8.854191            -18.64%                65,429         2001
                                  12.372047          10.882393            -12.04%                77,114         2000
                                  10.000000          12.372047             23.72%                23,375         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.216933           6.340535              1.99%               675,141         2004
Insurance Products Fund -          4.742706           6.216933             31.08%               725,478         2003
VIP Growth Portfolio:              6.879860           4.742706            -31.06%               607,697         2002
Service Class 2 - Q/NQ             8.470211           6.879860            -18.78%               548,258         2001
                                  10.000000           8.470211            -15.30%               196,392         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.334567           9.023304              8.26%                10,498         2004
Insurance Products Fund -          6.637154           8.334567             25.57%                12,055         2003
VIP High Income Portfolio:         6.476636           6.637154              2.48%                10,496         2002
Service Class - Q/NQ               7.433364           6.476636            -12.87%                19,257         2001
                                   9.711691           7.433364            -23.46%                25,778         2000
                                  10.000000           9.711691             -2.88%                 9,214         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.966435           9.699927              8.18%               224,337         2004
Insurance Products Fund -          7.152519           8.966435             23.56%               266,189         2003
VIP High Income Portfolio:         7.001121           7.152519              2.16%               153,962         2002
Service Class 2 - Q/NQ             8.038536           7.001121            -12.91%               143,516         2001
                                  10.000000           8.038536            -19.61%                62,966         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.179669          11.190106              0.09%                56,120         2004
Insurance Products Fund -         11.192231          11.179669             -0.11%                70,985         2003
VIP Money Market                  11.128248          11.192231              0.57%                78,957         2002
Portfolio: Initial Class -        10.804422          11.128248              3.00%                89,040         2001
Q/NQ                              10.273279          10.804422              5.17%                10,708         2000
                                  10.000000          10.273279              2.73%                 2,487         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.107814          10.222583             12.24%                 5,066         2004
Insurance Products Fund -          6.430662           9.107814             41.63%                16,144         2003
VIP Overseas Portfolio:            8.162853           6.430662            -21.22%                18,088         2002
Service Class - Q/NQ              10.484559           8.162853            -22.14%                21,063         2001
                                  13.111592          10.484559            -20.04%                21,920         2000
                                  10.000000          13.111592             31.12%                 2,518         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.281387          8.160065              12.07%               105,968         2004
Insurance Products Fund -          5.147134          7.281387              41.46%               131,598         2003
VIP Overseas Portfolio:            6.542864          5.147134             -21.33%               104,169         2002
Service Class 2 - Q/NQ             8.392071          6.542864             -22.04%               120,752         2001
                                  10.000000          8.392071             -16.08%                50,835         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000         11.070371              10.70%                 4,945         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000         11.051431              10.51%                17,598         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.373070         11.394868               9.85%                     0         2004
Insurance Products Fund -          7.822723         10.373070              32.60%                     0         2003
VIP Value Portfolio:               9.390496          7.822723             -16.70%                   469         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.334948         11.338257               9.71%                13,122         2004
Insurance Products Fund -          7.813107         10.334948              32.28%                17,212         2003
VIP Value Portfolio:               9.390506          7.813107             -16.80%                16,770         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.012099         10.432617               4.20%                     0         2004
Insurance Products Fund II         8.585970         10.012099              16.61%                     0         2003
- VIP Asset Manager                9.524678          8.585970              -9.86%                     0         2002
Portfolio: Service Class -        10.058144          9.524678              -5.30%                     0         2001
Q/NQ                              10.599754         10.058144              -5.11%                     0         2000
                                  10.000000         10.599754               6.00%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.379376          9.756492               4.02%                46,276         2004
Insurance Products Fund II         8.060003          9.379376              16.37%                47,187         2003
- VIP Asset Manager                8.958520          8.060003             -10.03%                47,007         2002
Portfolio: Service Class 2         9.474016          8.958520              -5.44%                93,466         2001
- Q/NQ                            10.000000          9.474016              -5.26%                37,838         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.725053          9.134159               4.69%                 3,211         2004
Insurance Products Fund II         7.163768          8.725053              21.79%                 3,602         2003
- VIP Asset Manager Growth         8.576262          7.163768             -16.47%                 4,338         2002
Portfolio: Service Class -         9.376200          8.576262              -8.53%                 4,931         2001
Q/NQ                              10.846645          9.376200             -13.56%                 5,234         2000
                                  10.000000         10.846645               8.47%                 4,517         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.060089          8.420272               4.47%                26,145         2004
Insurance Products Fund II         6.624331          8.060089              21.67%                28,169         2003
- VIP Asset Manager Growth         7.957427          6.624331             -16.75%                30,507         2002
Portfolio: Service Class 2         8.708322          7.957427              -8.62%                35,033         2001
- Q/NQ                            10.000000          8.708322             -12.92%                25,492         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.296811         11.745668              14.07%               114,561         2004
Insurance Products Fund II         8.111429         10.296811              26.94%                74,953         2003
- VIP Contrafund(R)                  9.055114          8.111429             -10.42%                39,303         2002
Portfolio: Service Class -        10.447964          9.055114             -13.33%                29,984         2001
Q/NQ                              11.323961         10.447964              -7.74%                33,288         2000
                                  10.000000         11.323961              13.24%                10,698         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.068888         10.328798              13.89%               466,268         2004
Insurance Products Fund II         7.152860          9.068888              26.79%               332,578         2003
- VIP Contrafund(R)                  8.000890          7.152860             -10.60%               227,172         2002
Portfolio: Service Class 2         9.242912          8.000890             -13.44%               188,098         2001
- Q/NQ                            10.000000          9.242912              -7.57%                70,842         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.253205          9.028863               9.40%               260,086         2004
Insurance Products Fund II         6.498715          8.253205              27.00%               318,907         2003
- VIP Index 500 Portfolio:         8.451416          6.498715             -23.11%               389,180         2002
Initial Class - Q/NQ               9.722536          8.451416             -13.07%               512,540         2001
                                  10.838507          9.722536             -10.30%               107,388         2000
                                  10.000000         10.838507               8.39%                18,731         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.148426          13.583174              3.31%               178,045         2004
Insurance Products Fund II        12.637011          13.148426              4.05%               211,880         2003
- VIP Investment Grade            11.579832          12.637011              9.13%               278,234         2002
Bond Portfolio: Initial           10.795593          11.579832              7.26%               252,187         2001
Class - Q/NQ                       9.183933          10.795593             10.00%                86,761         2000
                                  10.000000           9.813933             -1.86%                17,542         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.626621           9.404296              9.01%                     0         2004
Insurance Products Fund            6.685007           8.626621             29.04%                     0         2003
III - VIP Aggressive               9.176015           6.685007            -27.15%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.528560           9.274989              8.75%                28,875         2004
Insurance Products Fund            6.618910           8.528560             28.85%                28,291         2003
III - VIP Aggressive               9.120319           6.618910            -27.43%                23,397         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.422525           9.824167              4.26%                12,732         2004
Insurance Products Fund            8.106438           9.422525             16.24%                13,554         2003
III - VIP Balanced                 8.983020           8.106438             -9.76%                15,756         2002
Portfolio: Service Class -         9.242848           8.983020             -2.81%                19,383         2001
Q/NQ                               9.773610           9.242848             -5.43%                32,693         2000
                                  10.000000           9.773610             -2.26%                13,284         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.742992          10.131737              3.99%                57,052         2004
Insurance Products Fund            8.390416           9.742992             16.12%                62,775         2003
III - VIP Balanced                 9.315980           8.390416             -9.94%                68,200         2002
Portfolio: Service Class 2         9.599804           9.315980             -2.96%                70,419         2001
- Q/NQ                            10.000000           9.599804             -4.00%                 9,499         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.998880           7.010141              0.16%                     0         2004
Insurance Products Fund            5.653291           6.998880             23.80%                     0         2003
III - VIP Dynamic Capital          6.161368           5.653291             -8.25%                     0         2002
Appreciation Portfolio:            8.726694           6.161368            -29.40%                     0         2001
Service Class - Q/NQ              10.000000           8.726694            -12.73%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.959264           6.970968              0.17%                40,479         2004
Insurance Products Fund            5.633286           6.959264             23.54%                22,486         2003
III - VIP Dynamic Capital          6.161373           5.633286             -8.57%                23,916         2002
Appreciation Portfolio:            8.726696           6.161373            -29.40%                29,104         2001
Service Class 2 - Q/NQ            10.000000           8.726696            -12.73%                    24         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.700405           9.099777              4.59%                11,054         2004
Insurance Products Fund            7.117460           8.700405             22.24%                22,068         2003
III - VIP Growth & Income          8.638736           7.117460            -17.61%                25,594         2002
Portfolio: Service Class -         9.583526           8.638736             -9.86%                39,135         2001
Q/NQ                              10.061118           9.583526             -4.75%                51,939         2000
                                  10.000000          10.061118              0.61%                15,029         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.869787           9.256762              4.36%               196,043         2004
Insurance Products Fund            7.265105           8.869787             22.09%               186,694         2003
III - VIP Growth & Income          8.834091           7.265105            -17.76%               120,836         2002
Portfolio: Service Class 2         9.817168           8.834091            -10.01%               128,141         2001
- Q/NQ                            10.000000           9.817168             -1.83%                64,054         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.802001           7.202084              5.88%                23,989         2004
Insurance Products Fund            5.304268           6.802001             28.24%                34,934         2003
III - VIP Growth                   6.868704           5.304268            -22.78%                55,416         2002
Opportunities Portfolio:           8.117650           6.868704            -15.39%                73,522         2001
Service Class - Q/NQ               9.909749           8.117650            -18.08%               103,519         2000
                                  10.000000           9.909749             -0.90%                19,408         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.082645           7.487415              5.71%                68,961         2004
Insurance Products Fund            5.534090           7.082645             27.98%                79,995         2003
III - VIP Growth                   7.174692           5.534090            -22.87%                93,759         2002
Opportunities Portfolio:           8.499348           7.174692            -15.59%               128,917         2001
Service Class 2 - Q/NQ            10.000000           8.499348            -15.01%                75,111         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.806800          25.675666             23.40%                 5,056         2004
Insurance Products Fund           15.187173          20.806800             37.00%                10,468         2003
III - VIP Mid Cap                 17.042700          15.187173            -10.89%                 9,096         2002
Portfolio: Service Class -        17.833141          17.042700             -4.43%                11,159         2001
Q/NQ                              13.502242          17.833141             32.08%                12,126         2000
                                  10.000000          13.502242             35.02%                    77         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.964854          15.983802             23.29%               368,347         2004
Insurance Products Fund            9.481946          12.964854             36.73%               321,026         2003
III - VIP Mid Cap                 10.655681           9.481946            -11.02%               245,816         2002
Portfolio: Service Class 2        11.167442          10.655681             -4.58%               210,982         2001
- Q/NQ                            10.000000          11.167442             11.67%                56,520         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.373488          13.949100             12.73%                22,727         2004
Insurance Products Fund            7.928847          12.373488             56.06%                16,353         2003
III - VIP Value Strategies        10.000000           7.928847            -20.71%                 6,944         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.674490          13.143979             12.59%                49,059         2004
Insurance Products Fund            7.501229          11.674490             55.63%               `44,036         2003
III - VIP Value Strategies        10.000000           7.501229            -24.99%                22,313         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.029610          12.135478             10.03%               104,687         2004
Variable Insurance                 8.930354          11.029610             23.51%                55,003         2003
Products Trust - Franklin         10.000000           8.930354            -10.70%                20,487         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.181592          11.970052             17.57%                28,148         2004
Variable Insurance                 7.766559          10.181592             31.10%                14,958         2003
Products Trust - Templeton        10.000000           7.766559            -22.33%                 4,263         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000          11.503101             15.03%                 3,661         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.056172          12.654804             14.46%                38,616         2004
Index Fund: Class I - Q/NQ         8.302201          11.056172             33.17%                13,802         2003
                                  10.000000           8.302201            -16.98%                 4,474         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.499568          11.994084             14.23%                78,514         2004
Index Fund: Class II - Q/NQ        7.904990          10.499568             32.82%                59,925         2003
                                  10.000000           7.904990            -20.95%                 4,153         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           13.139679           15.650971                 19.11%                14,701         2004
Emerging Markets Fund:       8.068310            13.139679                 62.86%                15,351         2003
Class II - Q/NQ              10.000000           8.068310                 -19.32%                 5,882         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.770979                 17.71%                 3,920         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.956253           11.189214                  2.13%               387,666         2004
Government Bond Fund:        10.860867           10.956253                  0.88%               432,184         2003
Class I - Q/NQ               10.000000           10.860867                  8.61%               255,787         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.611649           10.983184                  3.50%               687,277         2004
Investor Destinations        9.943479            10.611649                  6.72%               648,219         2003
Conservative Fund: Class     10.000000           9.943479                  -0.57%               162,800         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.748852           11.391662                  5.98%               926,807         2004
Investor Destinations        9.558911            10.748852                 12.45%               788,704         2003
Moderately Conservative      10.000000           9.558911                  -4.41%               274,193         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.780047           11.678140                  8.33%             2,161,171         2004
Investor Destinations        9.079343            10.780047                 18.73%             1,522,541         2003
Moderate Fund: Class II -    10.000000           9.079343                  -9.21%               319,040         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.830928           12.007169                 10.86%               549,913         2004
Investor Destinations        8.647323            10.830928                 25.25%               405,733         2003
Moderately Aggressive        10.000000           8.647323                 -13.53%               178,453         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.837759           12.221975                 12.77%               256,793         2004
Investor Destinations        8.309998            10.837759                 30.42%               218,899         2003
Aggressive Fund: Class II    10.000000           8.309998                 -16.90%                67,599         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.959905            9.930270                  -0.30%               289,400         2004
Market Fund: Class I - Q/NQ  10.008068           9.959905                  -0.48%               177,347         2003
                             10.000000           10.008068                  0.08%               195,160         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.500161            10.632919                 11.92%                51,802         2004
Fund: Class II - Q/NQ        7.165180            9.500161                  32.59%                49,162         2003
                             10.000000           7.165180                 -28.35%                12,239         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.905217           13.811074                 16.01%                34,175         2004
Fund: Class I - Q/NQ         7.674273            11.905217                 55.13%                14,969         2003
                             10.000000           7.674273                 -23.26%                   731         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.025812           12.757930                 15.71%                48,007         2004
Fund: Class II - Q/NQ        7.125937            11.025812                 54.73%                30,706         2003
                             10.000000           7.125937                 -28.74%                 5,721         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.474550           13.507095                 17.71%                22,184         2004
Fund: Class I - Q/NQ         8.227611            11.474550                 39.46%                16,778         2003
                             10.000000           8.227611                 -17.72%                 4,583         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.736185           13.787389                 17.48%                63,588         2004
Fund: Class II - Q/NQ        8.439245            11.736185                 39.07%                47,006         2003
                             10.000000           8.439245                 -15.61%                19,529         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.211795           14.186773                 16.17%                   954         2004
Risk-Managed Core            10.000000           12.211795                 22.12%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.094107            9.802195                   7.79%                52,665         2004
Trust - MFS Investors        7.499883            9.094107                  21.26%                57,503         2003
Growth Stock Series:         10.000000           7.499883                 -25.00%                19,506         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.587699            9.714472                  13.12%                87,474         2004
Trust - MFS Mid Cap Growth   6.356232            8.587699                  35.11%                85,718         2003
Series: Service Class -      10.000000           6.356232                 -36.44%                41,186         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.539674            10.020563                  5.04%                69,432         2004
Trust - MFS New Discovery    7.228978            9.539674                  31.96%                69,743         2003
Series: Service Class -      10.000000           7.228978                 -27.71%                35,201         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.571055           12.004731                 13.56%                63,473         2004
Trust - MFS Value Series:    8.570977            10.571055                 23.34%                49,970         2003
Service Class - Q/NQ         10.000000           8.570977                 -14.29%                 6,117         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.628967            10.013876                  4.00%               125,074         2004
Large Cap Growth Fund II -   8.296695            9.628967                  16.06%                90,772         2003
Q/NQ                         10.000000           8.296695                 -17.03%                35,937         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.503068           11.382466                  8.37%               136,437         2004
Large Cap Value Fund II -    7.958092            10.503068                 31.98%                85,596         2003
Q/NQ                         10.000000           7.958092                 -20.42%                35,689         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.743030           11.255787                  4.77%             1,398,497         2004
Managed Allocation Fund -    9.261363            10.743030                 16.00%             1,128,286         2003
Moderate Growth II - Q/NQ    10.000000           9.261363                  -7.39%               422,266         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.300308                 13.00%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.988590            10.532280                  5.44%               256,100         2004
Account Funds -              7.728015            9.988590                  29.25%               221,967         2003
Oppenheimer Capital          10.000000           7.728015                 -22.72%                66,365         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.195580           13.194308                 17.85%                25,194         2004
Account Funds -              7.914908            11.195580                 41.45%                10,277         2003
Oppenheimer Global           10.000000           7.914908                 -20.85%                 3,435         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.157083           13.117482                 17.57%               104,756         2004
Account Funds -              7.896544            11.157083                 41.29%               118,708         2003
Oppenheimer Global           10.000000           7.896544                 -21.03%                55,170         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.574533                 15.75%                 8,427         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.557400                 15.57%                33,283         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.804137           12.721096                  7.77%               105,184         2004
Account Funds -              9.628545            11.804137                 22.60%                86,125         2003
Oppenheimer High Income      10.000000           9.628545                  -3.71%                20,122         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.215663           11.027276                  7.94%               219,645         2004
Account Funds -              8.169430            10.215663                 25.05%               178,009         2003
Oppenheimer Main Street(R)     10.000000           8.169430                 -18.31%                50,618         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.930967           14.091299                 18.11%                27,667         2004
Account Funds -              8.356416            11.930967                 42.78%                17,198         2003
Oppenheimer Main Street(R)     10.000000           8.356416                 -16.44%                 4,415         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.178441           13.060308                  7.24%               177,483         2004
Account Funds -              10.510385           12.178441                 15.87%               151,618         2003
Oppenheimer Strategic Bond   10.000000           10.510385                  5.10%                45,138         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.333845           13.553612                  9.89%                 4,836         2004
Putnam VT Growth & Income    10.000000           12.333845                 23.34%                 4,457         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.329189           11.870024                 14.92%                19,951         2004
Putnam VT International      8.125879            10.329189                 27.11%                21,264         2003
Equity Fund: Class IB -      10.000000           8.125879                 -18.74%                 9,453         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.477570           14.327060                 24.83%                20,458         2004
Putnam VT Small Cap Value    7.755007            11.477570                 48.00%                19,864         2003
Fund: Class IB - Q/NQ        10.000000           7.755007                 -22.45%                 8,846         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.149505           10.543047                  3.88%                33,252         2004
Putnam VT Voyager Fund:      8.215815            10.149505                 23.54%                30,577         2003
Class IB - Q/NQ              10.000000           8.215815                 -17.84%                 9,547         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.868249           12.530350                  5.58%                     0         2004
- Capital Appreciation       10.131210           11.868249                 17.15%                     0         2003
Fund - Q/NQ                  10.000000           10.131210                  1.31%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.221188           14.945791                 13.04%                     0         2004
- Growth and Income Fund -   10.568577           13.221188                 25.10%                     0         2003
Q/NQ                         10.000000           10.568577                  5.69%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.290654           16.867741                 18.03%                 1,337         2004
- International Equity       10.522950           14.290654                 35.80%                     0         2003
Fund - Q/NQ                  10.000000           10.522950                  5.23%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.501161           10.817767                  3.01%                     0         2004
- Investment Grade Bond      10.257569           10.501161                  2.37%                     0         2003
Fund - Q/NQ                  10.000000           10.257569                  2.58%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.197851           15.247891                 15.53%                     0         2004
- Mid-Cap Equity Fund -      10.286804           13.197851                 28.30%                     0         2003
Q/NQ                         10.000000           10.286804                  2.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.783430           18.157446                 22.82%                   183         2004
- Small Cap Value Equity     10.797486           14.783430                 36.92%                     0         2003
Fund - Q/NQ                  10.000000           10.797486                  7.97%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.232673           15.088707                 14.03%                 1,413         2004
- Value Income Stock Fund    10.867297           13.232673                 21.77%                     0         2003
- Q/NQ                       10.000000           10.867297                  8.67%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.140764           10.437713                  2.93%                 4,213         2004
Institutional Funds, Inc.    10.000000           10.140764                  1.41%                 1,285         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.801433           17.277584                 34.58%                10,161         2004
Institutional Funds, Inc.    10.000000           12.801433                 28.01%                 3,018         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.419519           12.100817                 16.14%               195,938         2004
Trust - Comstock             8.056436            10.419519                 29.33%               149,809         2003
Portfolio: Class II Shares   10.000000           8.056436                 -19.44%                53,174         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.789370            9.281796                   5.60%                62,709         2004
Trust - Emerging Growth      6.995736            8.789370                  25.64%                60,589         2003
Portfolio: Class II Shares   10.000000           6.995736                 -30.04%                28,866         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.382272      11.375266                  9.56%              51,715           2004
Funds - AIM V.I. Basic             7.879658      10.382272                 31.76%              51,084           2003
Value Fund: Series II             10.000000      7.879658                 -21.20%              17,335           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.780590      10.280379                  5.11%              29,435           2004
Funds - AIM V.I. Capital           7.659139      9.780590                  27.70%              24,476           2003
Appreciation Fund: Series         10.000000      7.659139                 -23.41%               7,668           2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.408766      11.883862                 14.17%                 0             2004
Funds - AIM V.I. Capital           7.779212      10.408766                 33.80%                 0             2003
Development Fund: Series I        10.000000      7.779212                 -22.21%                 0             2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.062736                 10.63%                 0             2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.831767      13.245319                 22.28%               8,131           2004
Funds - AIM V.I.                   8.520873      10.831767                 27.12%               8,985           2003
International Growth Fund:        10.000000      8.520873                 -14.79%               1,652           2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.810852      12.163203                 12.51%                204            2004
Funds - AIM V.I. Mid Cap           8.590197      10.810852                 25.85%                214            2003
Core Equity Fund: Series I        10.000000      8.590197                 -14.10%                 0             2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.137055      10.598879                  4.56%                 0             2004
Funds - AIM V.I. Premier           8.198667      10.137055                 23.64%                 0             2003
Equity Fund: Series I             10.000000      8.198667                 -18.01%                 0             2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.071391      9.459623                   4.28%               5,004           2004
Funds - AIM V.I. Premier           7.351489      9.071391                  23.40%               5,149           2003
Equity Fund: Series II            10.000000      7.351489                 -26.49%               2,131           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.517727      11.563508                  9.94%              61,421           2004
Products Series Fund, Inc.         8.049371      10.517727                 30.67%              73,030           2003
- AllianceBerstein Growth         10.000000      8.049371                 -19.51%              23,014           2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.398861      16.541471                 23.45%              17,451           2004
Products Series Fund, Inc.         9.416218      13.398861                 42.30%              33,820           2003
- AllianceBernstein               10.000000      9.416218                  -5.84%               9,718           2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.058933      9.702043                   7.10%              14,766           2004
Products Series Fund, Inc.         7.428461      9.058933                  21.95%              16,536           2003
- AllianceBernstein Large         10.000000      7.428461                 -25.72%               2,113           2002*
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.615288      14.848858                 17.71%              67,522           2004
Products Series Fund, Inc.         9.057952      12.615288                 39.27%              55,218           2003
- AllianceBernstein               10.000000      9.057952                  -9.42%              33,848           2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.170051      13.458075                 20.48%                209            2004
Portfolios - Small Cap             8.201381      11.170051                 36.20%                219            2003
Stock Index Portfolio:            10.000000      8.201381                 -17.99%                 0             2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.908962      10.403345                  4.99%                 0             2004
Responsible Growth Fund,           7.955457      9.908962                  24.56%                 0             2003
Inc.: Initial Shares - Q/NQ       10.000000      7.955457                 -20.45%                 0             2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.746650      11.753432                  9.37%                414            2004
Inc.: Initial Shares - Q/NQ        8.469342      10.746650                 26.89%                433            2003
                                  10.000000      8.469342                 -15.31%                 0             2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.144025      13.247110                  9.08%               3,993           2004
Inc.: Service Shares - Q/NQ       10.000000      12.144025                 21.44%               4,015           2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.168591      11.006674                  8.24%              27,047           2004
- Federated American               8.079572      10.168591                 25.86%              26,422           2003
Leaders Fund II: Service          10.000000      8.079572                 -19.20%                658            2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.986707      10.573735                  5.88%              26,112           2004
- Federated Capital                8.155500      9.986707                  22.45%              25,825           2003
Appreciation Fund II:             10.000000      8.155500                 -18.45%               6,777           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.971698      13.036416                  8.89%              90,769           2004
- Federated High Income            9.943854      11.971698                 20.39%              96,515           2003
Bond Fund II: Service             10.000000      9.943854                  -0.56%              45,218           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.097905      11.385689                 12.75%               1,882           2004
- Federated International          7.747357      10.097905                 30.34%               1,882           2003
Equity Fund II - Q/NQ             10.000000      7.747357                 -22.53%                 0             2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.259907      12.848024                 14.10%                 0             2004
- Federated Mid Cap Growth         8.131730      11.259907                 38.47%                 0             2003
Strategies Fund II - Q/NQ         10.000000      8.131730                 -18.68%                 0             2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.958478      11.224581                  2.43%               5,856           2004
- Federated Quality Bond          10.593804      10.958478                  3.44%               4,812           2003
Fund II: Primary Shares -         10.000000      10.593804                  5.94%                824            2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.046178      11.281646                  2.13%              96,139           2004
- Federated Quality Bond          10.699669      11.046178                  3.24%              94,757           2003
Fund II: Service Shares -         10.000000      10.699669                  7.00%              14,192           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.912740      10.914098                 10.10%               5,783           2004
Insurance Products Fund -          7.700794      9.912740                  28.72%               6,786           2003
VIP Equity-Income                  9.385853      7.700794                 -17.95%               6,912           2002
Portfolio: Service Class -        10.004822      9.385853                  -6.19%               6,007           2001
Q/NQ                               9.344503      10.004822                  7.07%               6,433           2000
                                  10.000000      9.344503                  -6.55%               3,388           1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.708721      11.774707                  9.95%              256,977          2004
Insurance Products Fund -          8.331401      10.708721                 28.53%              264,749          2003
VIP Equity-Income                 10.173350      8.331401                 -18.11%              152,051          2002
Portfolio: Service Class 2        10.859935      10.173350                 -6.32%              61,491           2001
- Q/NQ                            10.000000      10.859935                  8.60%               3,305           2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.007791      8.174043                   2.08%                22,906         2004
Insurance Products Fund -          6.100893      8.007791                  31.26%                25,058         2003
VIP Growth Portfolio:              8.842257      6.100893                 -31.00%                28,416         2002
Service Class - Q/NQ              10.873273      8.842257                 -18.68%                72,992         2001
                                  12.367900      10.873273                -12.08%                74,675         2000
                                  10.000000      12.367900                 23.68%                47,923         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.205419      6.325593                   1.94%               196,917         2004
Insurance Products Fund -          4.736304      6.205419                  31.02%               201,181         2003
VIP Growth Portfolio:              6.874049      4.736304                 -31.10%               176,099         2002
Service Class 2 - Q/NQ             8.467374      6.874049                 -18.82%               119,492         2001
                                  10.000000      8.467374                 -15.33%                40,430         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.314951      8.997534                   8.21%                 4,141         2004
Insurance Products Fund -          6.624873      8.314951                  25.51%                 5,734         2003
VIP High Income Portfolio:         6.467917      6.624873                   2.43%                 7,750         2002
Service Class - Q/NQ               7.427138      6.467917                 -12.92%                11,197         2001
                                   9.708435      7.427138                 -23.50%                13,021         2000
                                  10.000000      9.708435                  -2.92%                 1,531         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.949865      9.677111                   8.13%               120,471         2004
Insurance Products Fund -          7.142898      8.949865                  25.30%               111,793         2003
VIP High Income Portfolio:         6.995225      7.142898                   2.11%                57,315         2002
Service Class 2 - Q/NQ             8.035851      6.995225                 -12.95%                38,938         2001
                                  10.000000      8.035851                 -19.64%                10,937         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.153291      11.158061                  0.04%                11,226         2004
Insurance Products Fund -         11.171473      11.153291                 -0.16%                12,978         2003
VIP Money Market                  11.113226      11.171473                  0.52%                21,551         2002
Portfolio: Initial Class -        10.795323      11.113226                  2.94%                11,840         2001
Q/NQ                              10.269790      10.795323                  5.12%                     0         2000
                                  10.000000      10.269790                  2.70%                12,006         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.086339      10.193330                 12.18%                 3,992         2004
Insurance Products Fund -          6.418747      9.086339                  41.56%                 5,147         2003
VIP Overseas Portfolio:            8.151853      6.418747                 -21.26%                 3,846         2002
Service Class - Q/NQ              10.475758      8.151853                 -22.18%                 3,956         2001
                                  13.107190      10.475758                -20.08%                 4,267         2000
                                  10.000000      13.107190                 31.07%                   244         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.267882      8.140814                  12.01%                29,672         2004
Insurance Products Fund -          5.140176      7.267882                  41.39%                26,827         2003
VIP Overseas Portfolio:            6.537334      5.140176                 -21.37%                11,564         2002
Service Class 2 - Q/NQ             8.389266      6.537334                 -22.08%                12,672         2001
                                  10.000000      8.389266                 -16.11%                 2,788         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.066663                 10.67%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.047743                 10.48%                 9,250         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.359511      11.374221                  9.79%                     0         2004
Insurance Products Fund -          7.816441      10.359511                 32.53%                     0         2003
VIP Value Portfolio:               9.387714      7.816441                 -16.74%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.321447      11.317715                  9.65%                12,014         2004
Insurance Products Fund -          7.806840      10.321447                 32.21%                13,458         2003
VIP Value Portfolio:               9.387722      7.806840                 -16.84%                17,822         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.988533      10.402794                   4.15%                    0         2004
Insurance Products Fund II         8.570084      9.988533                   16.55%                    0         2003
- VIP Asset Manager                9.511870      8.570084                   -9.90%                    0         2002
Portfolio: Service Class -        10.049731      9.511870                   -5.35%                    0         2001
Q/NQ                              10.596211      10.049731                  -5.16%                  481         2000
                                  10.000000      10.596211                   5.96%                4,567         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.361991      9.733480                    3.97%               21,891         2004
Insurance Products Fund II         8.049124      9.361991                   16.31%               21,891         2003
- VIP Asset Manager                8.950970      8.049124                  -10.08%               21,891         2002
Portfolio: Service Class 2         9.470847      8.950970                   -5.49%               27,895         2001
- Q/NQ                            10.000000      9.470847                   -5.29%                6,133         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.704529      9.108063                    4.64%                    0         2004
Insurance Products Fund II         7.150524      8.704529                   21.73%                    0         2003
- VIP Asset Manager Growth         8.564745      7.150524                  -16.51%                    0         2002
Portfolio: Service Class -         9.368357      8.564745                   -8.58%                    0         2001
Q/NQ                              10.843019      9.368357                  -13.60%                    0         2000
                                  10.000000      10.843019                   8.43%                    0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.045166      8.400429                    4.42%                2,297         2004
Insurance Products Fund II         6.615401      8.045166                   21.61%                2,460         2003
- VIP Asset Manager Growth         7.950716      6.615401                  -16.79%                3,477         2002
Portfolio: Service Class 2         8.705406      7.950716                   -8.67%                3,849         2001
- Q/NQ                            10.000000      8.705406                  -12.95%                1,289         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.272537      11.712062                  14.01%                9,736         2004
Insurance Products Fund II         8.096398      10.272537                  26.88%                5,738         2003
- VIP Contrafund(R)                  9.042915      8.096398                  -10.47%                6,996         2002
Portfolio: Service Class          10.439205      9.042915                  -13.38%               55,782         2001
-Q/NQ                             11.320167      10.439205                  -7.78%               56,010         2000
                                  10.000000      11.320167                  13.20%               51,988         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.052090      10.304461                  13.84%              210,354         2004
Insurance Products Fund II         7.143213      9.052090                   26.72%              185,207         2003
- VIP Contrafund(R)                  7.994141      7.143213                  -10.64%               64,243         2002
Portfolio: Service Class 2         9.239821      7.994141                  -13.48%               32,102         2001
-Q/NQ                             10.000000      9.239821                   -7.60%               14,206         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.233741      9.003016                    9.34%               42,521         2004
Insurance Products Fund II         6.486670      8.233741                   26.93%               44,168         2003
- VIP Index 500 Portfolio:         8.440017      6.486670                  -23.14%               39,285         2002
Initial Class - Q/NQ               9.714380      8.440017                  -13.12%               50,509         2001
                                  10.834863      9.714380                  -10.34%               29,731         2000
                                  10.000000      10.834863                   8.35%                2,318         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.117452      13.544334                   3.25%               51,777         2004
Insurance Products Fund II        12.613630      13.117452                   3.99%               52,433         2003
- VIP Investment Grade            11.564259      12.613630                   9.07%               68,575         2002
Bond Portfolio: Initial           10.786552      11.564259                   7.21%               62,448         2001
Class - Q/NQ                       9.810644      10.786552                   9.95%               21,364         2000
                                  10.000000      9.810644                   -1.89%                4,162         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.613527      9.385278                   8.96%                     0         2004
Insurance Products Fund            6.678237      8.613527                  28.98%                     0         2003
III - VIP Aggressive               9.171389      6.678237                 -27.18%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.515662      9.256288                   8.70%                24,035         2004
Insurance Products Fund            6.612228      8.515662                  28.79%                24,953         2003
III - VIP Aggressive               9.115723      6.612228                 -27.46%                 7,997         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.400310      9.796050                   4.21%                 3,525         2004
Insurance Products Fund            8.091422      9.400310                  16.18%                 7,544         2003
III - VIP Balanced                 8.970919      8.091422                  -9.80%                 8,269         2002
Portfolio: Service Class -         9.235097      8.970919                  -2.86%                 8,911         2001
Q/NQ                               9.770329      9.235097                  -5.48%                 6,834         2000
                                  10.000000      9.770329                  -2.30%                 8,159         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.724950      10.107844                  3.94%                15,807         2004
Insurance Products Fund            8.379129      9.724950                  16.06%                16,179         2003
III - VIP Balanced                 9.308152      8.379129                  -9.98%                18,431         2002
Portfolio: Service Class 2         9.596605      9.308152                  -3.01%                20,361         2001
- Q/NQ                            10.000000      9.596605                  -4.03%                 2,736         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.987377      6.995069                   0.11%                     0         2004
Insurance Products Fund            5.646864      6.987377                  23.74%                     0         2003
III - VIP Dynamic Capital          6.157477      5.646864                  -8.29%                     0         2002
Appreciation Portfolio:            8.725634      6.157477                  -29.43                     0         2001
Service Class - Q/NQ              10.000000      8.725634                 -12.74%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.947830      6.955986                   0.12%                27,245         2004
Insurance Products Fund            5.626870      6.947830                  23.48%                34,865         2003
III - VIP Dynamic Capital          6.157480      5.626870                  -8.62%                20,892         2002
Appreciation Portfolio:            8.725630      6.157480                 -29.43%                 8,576         2001
Service Class 2 - Q/NQ            10.000000      8.725630                 -12.74%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.679913      9.073753                   4.54%                 1,277         2004
Insurance Products Fund            7.104282      8.679913                  22.18%                 4,699         2003
III - VIP Growth & Income          8.627103      7.104282                 -17.65%                 9,006         2002
Portfolio: Service Class -         9.575498      8.627103                  -9.90%                44,926         2001
Q/NQ                              10.057746      9.575498                  -4.79%                47,976         2000
                                  10.000000      10.057746                  0.58%                32,590         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.853333      9.234919                   4.31%                87,627         2004
Insurance Products Fund            7.255301      8.853333                  22.03%                97,676         2003
III - VIP Growth & Income          8.826630      7.255301                 -17.80%                47,620         2002
Portfolio: Service Class 2         9.813882      8.826630                 -10.06%                31,580         2001
- Q/NQ                            10.000000      9.813882                  -1.86%                12,656         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.785977      7.181492                   5.83%                23,990         2004
Insurance Products Fund            5.294438      6.785977                  28.17%                28,177         2003
III - VIP Growth                   6.859446      5.294438                 -22.82%                32,167         2002
Opportunities Portfolio:           8.110845      6.859446                 -15.43%                58,798         2001
Service Class - Q/NQ               9.906423      8.110845                 -18.13%                65,698         2000
                                  10.000000      9.906423                  -0.94%                30,958         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.069536      7.469773                   5.66%                16,192         2004
Insurance Products Fund            5.526631      7.069536                  27.92%                16,457         2003
III - VIP Growth                   7.168636      5.526631                 -22.91%                16,473         2002
Opportunities Portfolio:           8.496504      7.168636                 -15.63%                13,238         2001
Service Class 2 - Q/NQ            10.000000      8.496504                 -15.03%                15,419         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.757810      25.602267                 23.34%                   597         2004
Insurance Products Fund           15.159073      20.757810                 36.93%                 1,281         2003
III - VIP Mid Cap                 17.019769      15.159073                -10.93%                 2,224         2002
Portfolio: Service Class -        17.818211      17.019769                 -4.48%                 2,262         2001
Q/NQ                              13.497714      17.818211                 32.01%                 2,300         2000
                                  10.000000      13.497714                 34.98%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.940837      15.946144                 23.22%               135,710         2004
Insurance Products Fund            9.469166      12.940837                 36.66%               122,159         2003
III - VIP Mid Cap                 10.646714      9.469166                 -11.06%                76,332         2002
Portfolio: Service Class 2        11.163719      10.646714                 -4.63%                52,151         2001
- Q/NQ                            10.000000      11.163719                 11.64%                11,389         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.363618      13.930926                 12.68%                 1,471         2004
Insurance Products Fund            7.926515      12.363618                 55.98%                 1,471         2003
III - VIP Value Strategies        10.000000      7.926515                 -20.73%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.664642      13.126256                 12.53%                47,874         2004
Insurance Products Fund            7.498689      11.664642                 55.56%                42,712         2003
III - VIP Value Strategies        10.000000      7.498689                 -25.01%                 7,308         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.020827      12.119685                  9.97%                   116         2004
Variable Insurance                 8.927747      11.020827                 23.44%                    41         2003
Products Trust - Franklin         10.000000      8.927747                 -10.72%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.173469      11.954451                 17.51%                     0         2004
Variable Insurance                 7.764288      10.173469                 31.03%                     0         2003
Products Trust - Templeton        10.000000      7.764288                 -22.36%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.499254                 14.99%                 4,914         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.047344      12.638301                 14.40%                 2,522         2004
Index Fund: Class I - Q/NQ         8.299769      11.047344                 33.10%                 2,522         2003
                                  10.000000      8.299769                 -17.00%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.490716      11.977925                 14.18%                33,713         2004
Index Fund: Class II - Q/NQ        7.902319      10.490716                 32.75%                34,418         2003
                                  10.000000      7.902319                 -20.98%                10,896         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.127223      15.628240                 19.05%                 3,047         2004
Emerging Markets Fund:             8.064722      13.127223                 62.77%                 4,793         2003
Class II - Q/NQ                   10.000000      8.064722                 -19.35%                 4,403         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.767045                 17.67%                 5,727         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.945867      11.172950                  2.07%               170,697         2004
Government Bond Fund:             10.856066      10.945867                  0.83%               141,650         2003
Class I - Q/NQ                    10.000000      10.856066                  8.56%                48,238         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.601582      10.967218                  3.45%               265,748         2004
Investor Destinations              9.939071      10.601582                  6.67%               270,808         2003
Conservative Fund: Class          10.000000      9.939071                  -0.61%                 7,070         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.738673      11.375124                  5.93%               525,530         2004
Investor Destinations              9.554684      10.738673                 12.39%               486,332         2003
Moderately Conservative           10.000000      9.554684                  -4.45%                63,968         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.769814      11.661166                  8.28%             1,103,477         2004
Investor Destinations              9.075317      10.769814                 18.67%               961,029         2003
Moderate Fund: Class II -         10.000000      9.075317                  -9.25%               196,177         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.820651      11.989708                 10.80%               255,254         2004
Investor Destinations              8.643487      10.820651                 25.19%               209,483         2003
Moderately Aggressive             10.000000      8.643487                 -13.57%                65,245         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.827474      12.204207                 12.72%                86,042         2004
Investor Destinations              8.306308      10.827474                 30.35%                44,651         2003
Aggressive Fund: Class II         10.000000      8.306308                 -16.94%                 2,053         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.950264      9.915643                  -0.35%                63,165         2004
Market Fund: Class I - Q/NQ       10.003439      9.950264                  -0.53%                46,439         2003
                                  10.000000      10.003439                  0.03%                10,667         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.491129      10.617460                 11.87%                13,101         2004
Fund: Class II - Q/NQ              7.161990      9.491129                  32.52%                14,691         2003
                                  10.000000      7.161990                 -28.38%                 9,024         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.895732      13.793081                 15.95%                     0         2004
Fund: Class I - Q/NQ               7.672026      11.895732                 55.05%                     0         2003
                                  10.000000      7.672026                 -23.28%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.016503      12.740713                 15.65%                18,211         2004
Fund: Class II - Q/NQ              7.123520      11.016503                 54.65%                16,094         2003
                                  10.000000      7.123520                 -28.76%                   592         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.465397      13.489511                 17.65%                     0         2004
Fund: Class I - Q/NQ               8.225210      11.465397                 39.39%                     0         2003
                                  10.000000      8.225210                 -17.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.725049      13.767353                 17.42%                26,385         2004
Fund: Class II - Q/NQ              8.435498      11.725049                 39.00%                16,923         2003
                                  10.000000      8.435498                 -15.65%                 2,686         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.207678      14.174825                 16.11%                    76         2004
Risk-Managed Core                 10.000000      12.207678                 22.08%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.085480      9.787947                   7.73%                74,414         2004
Trust - MFS Investors              7.496555      9.085480                  21.20%                72,206         2003
Growth Stock Series:              10.000000      7.496555                 -25.03%                11,309         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.579539      9.700343                  13.06%                32,369         2004
Trust - MFS Mid Cap Growth         6.353404      8.579539                  35.04%                40,009         2003
Series: Service Class -           10.000000      6.353404                 -36.47%                 7,886         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.530630      10.006009                  4.99%                58,715         2004
Trust - MFS New Discovery          7.225774      9.530630                  31.90%                62,555         2003
Series: Service Class -           10.000000      7.225774                 -27.74%                15,805         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.561013      11.987269                 13.50%                53,121         2004
Trust - MFS Value Series:          8.567174      10.561013                 23.27%                51,516         2003
Service Class - Q/NQ              10.000000      8.567174                 -14.33%                 8,139         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.621278      10.000819                  3.94%                     0         2004
Large Cap Growth Fund II -         8.294264      9.621278                  16.00%                     0         2003
Q/NQ                              10.000000      8.294264                 -17.06%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.494696      11.367645                  8.32%                 3,353         2004
Large Cap Value Fund II -          7.955756      10.494696                 31.91%                 1,446         2003
Q/NQ                              10.000000      7.955756                 -20.44%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.734444      11.241103                  4.72%               122,144         2004
Managed Allocation Fund -          9.258649      10.734444                 15.94%               102,507         2003
Moderate Growth II - Q/NQ         10.000000      9.258649                  -7.41%                43,455         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.296531                 12.97%                 1,621         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.979103      10.516949                  5.39%               127,902         2004
Account Funds -                    7.724576      9.979103                  29.19%               100,292         2003
Oppenheimer Capital               10.000000      7.724576                 -22.75%                40,292         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.186640      13.177112                 17.79%                     0         2004
Account Funds -                    7.912584      11.186640                 41.38%                     0         2003
Oppenheimer Global                10.000000      7.912584                 -20.87%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.146507      13.098432                 17.51%                68,291         2004
Account Funds -                    7.893044      11.146507                 41.22%               104,091         2003
Oppenheimer Global                10.000000      7.893044                 -21.07%                39,008         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.570664                 15.71%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.553527                 15.54%                48,013         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.794716      12.704499                  7.71%                 5,648         2004
Account Funds -                    9.625731      11.794716                 22.53%                 4,566         2003
Oppenheimer High Income           10.000000      9.625731                  -3.74%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.205968      11.011235                  7.89%               119,871         2004
Account Funds -                    8.165802      10.205968                 24.98%               121,201         2003
Oppenheimer Main Street(R)          10.000000      8.165802                 -18.34%                40,083         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.921436      14.072919                 18.05%                   177         2004
Account Funds -                    8.353969      11.921436                 42.70%                   115         2003
Oppenheimer Main Street(R)          10.000000      8.353969                 -16.46%                    10         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.166887      13.041321                  7.19%                66,504         2004
Account Funds -                   10.505725      12.166887                 15.81%                83,892         2003
Oppenheimer Strategic Bond        10.000000      10.505725                  5.06%                19,247         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.329674      13.542179                  9.83%                 2,793         2004
Putnam VT Growth & Income         10.000000      12.329674                 23.30%                 2,674         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.320964      11.854580                 14.86%                     0         2004
Putnam VT International            8.123506      10.320964                 27.05%                     0         2003
Equity Fund: Class IB -           10.000000      8.123506                 -18.76%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.468421      14.308405                 24.76%                     0         2004
Putnam VT Small Cap Value          7.752738      11.468421                 47.93%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.752738                 -22.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.141405      10.529297                  3.82%                     0         2004
Putnam VT Voyager Fund:            8.213414      10.141405                 23.47%                     0         2003
Class IB - Q/NQ                   10.000000      8.213414                 -17.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.860922      12.516279                  5.53%                     0         2004
- Capital Appreciation            10.130071      11.860922                 17.09%                     0         2003
Fund - Q/NQ                       10.000000      10.130071                  1.30%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.213051      14.929041                 12.99%                 2,186         2004
- Growth and Income Fund -        10.567399      13.213051                 25.04%                 2,380         2003
Q/NQ                              10.000000      10.567399                  5.67%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.281839      16.848814                 17.97%                     0         2004
- International Equity            10.521772      14.281839                 35.74%                     0         2003
Fund - Q/NQ                       10.000000      10.521772                  5.22%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.494674      10.805618                  2.96%                     0         2004
- Investment Grade Bond           10.256418      10.494674                  2.32%                     0         2003
Fund - Q/NQ                       10.000000      10.256418                  2.56%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.189716      15.230792                 15.47%                     0         2004
- Mid-Cap Equity Fund -           10.285656      13.189716                 28.23%                     0         2003
Q/NQ                              10.000000      10.285656                  2.86%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.774303      18.137070                 22.76%                 1,104         2004
- Small Cap Value Equity          10.796274      14.774303                 36.85%                     0         2003
Fund - Q/NQ                       10.000000      10.796274                  7.96%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.224505      15.071767                 13.97%                 2,678         2004
- Value Income Stock Fund         10.866076      13.224505                 21.70%                 2,931         2003
- Q/NQ                            10.000000      10.866076                  8.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.137329      10.428901                  2.88%                17,874         2004
Institutional Funds, Inc.         10.000000      10.137329                  1.37%                 1,180         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.797110      17.213071                 34.51%                11,316         2004
Institutional Funds, Inc.         10.000000      12.797110                 27.97%                 3,673         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.409639      12.083224                 16.08%               129,091         2004
Trust - Comstock                   8.052858      10.409639                 29.27%                83,060         2003
Portfolio: Class II Shares        10.000000      8.052858                 -19.47%                21,482         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.781038      9.268303                   5.55%                65,610         2004
Trust - Emerging Growth            6.992636      8.781038                  25.58%                58,793         2003
Portfolio: Class II Shares        10.000000      6.992636                 -30.07%                 8,239         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.372427      11.358724                   9.51%               20,399         2004
Funds - AIM V.I. Basic             7.876157      10.372427                  31.69%               16,464         2003
Value Fund: Series II             10.000000      7.876157                  -21.24%                8,896         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.771306      10.265431                   5.06%                3,692         2004
Funds - AIM V.I. Capital           7.655732      9.771306                   27.63%                2,510         2003
Appreciation Fund: Series         10.000000      7.655732                  -23.44%                  364         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.400476      11.868394                  14.11%                    0         2004
Funds - AIM V.I. Capital           7.776939      10.400476                  33.73%                    0         2003
Development Fund: Series I        10.000000      7.776939                  -22.23%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.059022                  10.59%                    0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.821467      13.226036                  22.22%                1,090         2004
Funds - AIM V.I.                   8.517087      10.821467                  27.06%                1,171         2003
International Growth Fund:        10.000000      8.517087                  -14.83%                  562         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.802233      12.147359                  12.45%                  506         2004
Funds - AIM V.I. Mid Cap           8.587686      10.802233                  25.79%                  618         2003
Core Equity Fund: Series I        10.000000      8.587686                  -14.12%                  541         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.128970      10.585060                   4.50%                1,977         2004
Funds - AIM V.I. Premier           8.196264      10.128970                  23.58%                  975         2003
Equity Fund: Series I             10.000000      8.196264                  -18.04%                  558         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.062778      9.445867                    4.23%                  988         2004
Funds - AIM V.I. Premier           7.348217      9.062778                   23.33%                  972         2003
Equity Fund: Series II            10.000000      7.348217                  -26.52%                  230         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.507735      11.546672                   9.89%               20,947         2004
Products Series Fund, Inc.         8.045791      10.507735                  30.60%               13,343         2003
- AllianceBernstein Growth        10.000000      8.045791                  -19.54%                7,084         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.386154      16.517443                  23.39%                5,395         2004
Products Series Fund, Inc.         9.412037      13.386154                  42.22%                5,912         2003
- AllianceBernstein               10.000000      9.412037                   -5.88%                   76         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.050318      9.687917                    7.05%                1,954         2004
Products Series Fund, Inc.         7.425145      9.050318                   21.89%                1,421         2003
-                                 10.000000      7.425145                  -25.75%                    0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.603317      14.827264                  17.65%               10,644         2004
Products Series Fund, Inc.         9.053926      12.603317                  39.20%               10,895         2003
- AllianceBernstein               10.000000      9.053926                   -9.46%                5,122         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.161116      13.440514                  20.42%                1,709         2004
Portfolios - Small Cap             8.198970      11.161116                  36.13%                  818         2003
Stock Index Portfolio:            10.000000      8.198970                  -18.01%                  264         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.901043      10.389769                   4.94%                    0         2004
Responsible Growth Fund,           7.953120      9.901043                   24.49%                    0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.953120                  -20.47%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.738072      11.738115                   9.31%                1,299         2004
Inc.: Initial Shares - Q/NQ        8.466863      10.738072                  26.82%                2,390         2003
                                  10.000000      8.466863                  -15.33%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.139931      13.235955                   9.03%                9,503         2004
Inc.: Service Shares - Q/NQ       10.000000      12.139931                  21.40%                3,585         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.160014      10.991823                   8.19%                1,336         2004
- Federated American               8.076832      10.160014                  25.79%                1,042         2003
Leaders Fund II: Service          10.000000      8.076832                  -19.23%                   55         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.978288      10.559481                   5.82%                3,269         2004
- Federated Capital                8.152741      9.978288                   22.39%                2,130         2003
Appreciation Fund II:              10.00000      8.152741                  -18.47%                  429         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.960347      13.017481                   8.84%               10,130         2004
- Federated High Income            9.939447      11.960347                  20.33%                9,401         2003
Bond Fund II: Service             10.000000      9.939447                   -0.61%                4,181         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.089832      11.370839                  12.70%                    0         2004
- Federated International          7.745078      10.089832                  30.27%                    0         2003
Equity Fund II - Q/NQ             10.000000      7.745078                  -22.55%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.250923      12.831267                  14.05%                  498         2004
- Federated Mid Cap Growth         8.129345      11.250923                  38.40%                  184         2003
Strategies Fund II - Q/NQ         10.000000      8.129345                  -18.71%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.949726      11.209946                   2.38%                2,312         2004
- Federated Quality Bond          10.590700      10.949726                   3.39%                1,317         2003
Fund II: Primary Shares -         10.000000      10.590700                   5.91%                  756         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.036861      11.266428                   2.08%               18,444         2004
- Federated Quality Bond          10.696048      11.036861                   3.19%               17,701         2003
Fund II: Service Shares -         10.000000      10.696048                   6.96%               16,397         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.889362      10.882855                  10.05%                5,655         2004
Insurance Products Fund -          7.686519      9.889362                   28.66%                3,653         2003
VIP Equity-Income                  9.373214      7.686519                  -17.99%                4,108         2002
Portfolio: Service Class -         9.996446      9.373214                   -6.23%                4,444         2001
Q/NQ                               9.341371      9.996446                    7.01%                4,662         2000
                                  10.000000      9.341371                   -6.59%                2,421         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.688872      11.746936                   9.90%               51,397         2004
Insurance Products Fund -          8.320163      10.688872                  28.47%               43,830         2003
VIP Equity-Income                 10.164777      8.320163                  -18.15%               25,050         2002
Portfolio: Service Class 2        10.856303      10.164777                  -6.37%               18,545         2001
- Q/NQ                            10.000000      10.856303                   8.56%               11,732         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.988929      8.150656                    2.02%               12,294         2004
Insurance Products Fund -          6.089592      7.988929                   31.19%               12,935         2003
VIP Growth Portfolio:              8.830356      6.089592                  -31.04%               13,537         2002
Service Class - Q/NQ              10.864164      8.830356                  -18.72%               17,392         2001
                                  12.363757      10.864164                 -12.13%               17,691         2000
                                  10.000000      12.363757                  23.64%                3,943         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.193905      6.310672                    1.89%               88,440         2004
Insurance Products Fund -          4.729907      6.193905                   30.95%               86,348         2003
VIP Growth Portfolio:              6.868238      4.729907                  -31.13%               60,756         2002
Service Class 2 - Q/NQ             8.464537      6.868238                  -18.86%               51,769         2001
                                  10.000000      8.464537                  -15.35%               31,833         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.295305      8.971724                    8.15%                4,198         2004
Insurance Products Fund -          6.612570      8.295305                   25.45%                4,194         2003
VIP High Income Portfolio:         6.459185      6.612570                    2.37%                4,165         2002
Service Class - Q/NQ               7.420890      6.459185                  -12.96%                4,377         2001
                                   9.705170      7.420890                  -23.54%                4,563         2000
                                  10.000000      9.705170                   -2.95%                1,746         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.933254      9.654270                    8.07%               22,794         2004
Insurance Products Fund -          7.133249      8.933254                   25.23%               20,932         2003
VIP High Income Portfolio:         6.989318      7.133249                    2.06%               15,194         2002
Service Class 2 - Q/NQ             8.033155      6.989318                  -12.99%               15,464         2001
                                  10.000000      8.033155                  -19.67%               17,150         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.126963      11.126090                  -0.01%               33,785         2004
Insurance Products Fund -         11.150742      11.126963                  -0.21%               34,743         2003
VIP Money Market                  11.098217      11.150742                   0.47%               39,565         2002
Portfolio: Initial Class -        10.786230      11.098217                   2.89%               37,336         2001
Q/NQ                              10.266304      10.786230                   5.06%                  532         2000
                                  10.000000      10.266304                   2.66%                  257         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.064938      10.164174                  12.13%                3,422         2004
Insurance Products Fund -          6.406864      9.064938                   41.49%                3,446         2003
VIP Overseas Portfolio:            8.140878      6.406864                  -21.30%                3,677         2002
Service Class - Q/NQ              10.466994      8.140878                  -22.22%                5,266         2001
                                  13.102821      10.466994                 -20.12%                5,722         2000
                                  10.000000      13.102821                  31.03%                1,165         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.254426      8.121638                   11.95%               18,784         2004
Insurance Products Fund -          5.133254      7.254426                   41.32%               21,378         2003
VIP Overseas Portfolio:            6.513831      5.133254                  -21.41%               15,026         2002
Service Class 2 - Q/NQ             8.386465      6.531831                  -22.11%               12,370         2001
                                  10.000000      8.386465                  -16.14%               14,006         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.062980                  10.63%                  196         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.044053                  10.44%                2,506         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.345979      11.353623                   9.74%                    0         2004
Insurance Products Fund -          7.810170      10.345979                  32.47%                    0         2003
VIP Value Portfolio:               9.384939      7.810170                  -16.78%                    0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.307965      11.297223                   9.60%                1,155         2004
Insurance Products Fund -          7.800574      10.307965                  32.14%                  867         2003
VIP Value Portfolio:               9.384949      7.800574                  -16.88%                  852         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.964992      10.373025                  4.09%                 1,960         2004
Insurance Products Fund II         8.554219      9.964992                  16.49%                 2,065         2003
- VIP Asset Manager                9.499073      8.554219                  -9.95%                 2,166         2002
Portfolio: Service Class -        10.041311      9.499073                  -5.40%                 2,316         2001
Q/NQ                              10.592651      10.041311                 -5.20%                 2,543         2000
                                  10.000000      10.592651                  5.93%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.344632      9.710521                   3.92%                 6,999         2004
Insurance Products Fund II         8.038260      9.344632                  16.25%                 7,077         2003
- VIP Asset Manager                8.943412      8.038260                 -10.12%                 6,854         2002
Portfolio: Service Class 2         9.467676      8.943412                  -5.54%                 8,124         2001
- Q/NQ                            10.000000      9.467676                  -5.32%                11,481         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.683989      9.081970                   4.58%                 3,646         2004
Insurance Products Fund II         7.137265      8.683989                  21.67%                 3,750         2003
- VIP Asset Manager Growth         8.553187      7.137265                 -16.55%                 3,849         2002
Portfolio: Service Class -         9.360492      8.553187                  -8.62%                 3,966         2001
Q/NQ                              10.839384      9.360492                 -13.64%                 4,185         2000
                                  10.000000      10.839384                  8.39%                   420         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.030247      8.380606                   4.36%                 3,615         2004
Insurance Products Fund II         6.606467      8.030247                  21.55%                 3,857         2003
- VIP Asset Manager Growth         7.944011      6.606467                 -16.84%                 3,880         2002
Portfolio: Service Class 2         8.702495      7.944011                  -8.72%                 6,328         2001
- Q/NQ                            10.000000      8.702495                 -12.98%                 4,561         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.248327      11.678550                 13.96%                10,876         2004
Insurance Products Fund II         8.081391      10.248327                 26.81%                10,462         2003
- VIP Contrafund(R)                  9.030727      8.081391                 -10.51%                10,097         2002
Portfolio: Service Class          10.430444      9.030727                 -13.42%                11,830         2001
-Q/NQ                             11.316365      10.430444                 -7.83%                12,678         2000
                                  10.000000      11.316365                 13.16%                 3,411         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.035303      10.280145                 13.78%                83,064         2004
Insurance Products Fund II         7.133571      9.035303                  26.66%                75,497         2003
- VIP Contrafund(R)                  7.987395      7.133571                 -10.69%                44,942         2002
Portfolio: Service Class 2         9.236735      7.987395                 -13.53%                33,637         2001
-Q/NQ                             10.000000      9.236735                  -7.63%                23,308         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.214338      8.977266                   9.29%                70,351         2004
Insurance Products Fund II         6.474648      8.214338                  26.87%                76,486         2003
- VIP Index 500 Portfolio:         8.428653      6.474648                 -23.18%                78,618         2002
Initial Class - Q/NQ               9.706237      8.428653                 -13.16%                83,893         2001
                                  10.831230      9.706237                 -10.39%                79,152         2000
                                  10.000000      10.831230                  8.31%                 6,577         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.086549      13.505574                  3.20%                15,467         2004
Insurance Products Fund II        12.590282      13.086549                  3.94%                14,914         2003
- VIP Investment Grade            11.548686      12.590282                  9.02%                28,090         2002
Bond Portfolio: Initial           10.777507      11.548686                  7.16%                19,310         2001
Class - Q/NQ                       9.807349      10.777507                  9.89%                 8,973         2000
                                  10.000000      9.807349                  -1.93%                   626         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.600493      9.366331                   8.90%                     0         2004
Insurance Products Fund            6.671489      8.600493                  28.91%                     0         2003
III - VIP Aggressive               9.166748      6.671489                 -27.22%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.502746      9.237571                   8.64%                 4,785         2004
Insurance Products Fund            6.605547      8.502746                  28.72%                 5,167         2003
III - VIP Aggressive               9.111125      6.605547                 -27.50%                 2,852         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.378154      9.768026                   4.16%                 1,470         2004
Insurance Products Fund            8.076429      9.378154                  16.12%                 1,515         2003
III - VIP Balanced                 8.958831      8.076429                  -9.85%                 1,497         2002
Portfolio: Service Class -         9.227351      8.958831                  -2.91%                 1,650         2001
Q/NQ                               9.767051      9.227351                  -5.53%                   745         2000
                                  10.000000      9.767051                  -2.33%                   257         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.706924      10.084015                  3.88%                 8,180         2004
Insurance Products Fund            8.367814      9.706924                  16.00%                 8,557         2003
III - VIP Balanced                 9.300292      8.367814                 -10.03%                 8,433         2002
Portfolio: Service Class 2         9.593396      9.300292                  -3.06%                 8,987         2001
- Q/NQ                            10.000000      9.593396                  -4.07%                 4,889         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.975904      6.980068                   0.06%                     0         2004
Insurance Products Fund            5.640432      6.975904                  23.68%                     0         2003
III - VIP Dynamic Capital          6.153578      5.640432                  -8.34%                     0         2002
Appreciation Portfolio:            8.724567      6.153578                 -29.47%                   180         2001
Service Class - Q/NQ              10.000000      8.724567                 -12.75%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.936410      6.941043                   0.07%                 7,662         2004
Insurance Products Fund            5.620463      6.936410                  23.41%                 6,887         2003
III - VIP Dynamic Capital          6.153576      5.620463                  -8.66%                 6,133         2002
Appreciation Portfolio:            8.724565      6.153576                 -29.47%                 3,481         2001
Service Class 2 - Q/NQ            10.000000      8.724565                 -12.75%                 2,091         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.659468      9.047800                   4.48%                 5,484         2004
Insurance Products Fund            7.091127      8.659468                  22.12%                 6,020         2003
III - VIP Growth & Income          8.615493      7.091127                 -17.69%                 6,410         2002
Portfolio: Service Class -         9.567480      8.615493                  -9.95%                 8,390         2001
Q/NQ                              10.054379      9.567480                  -4.84%                 9,694         2000
                                  10.000000      10.054379                  0.54%                 5,170         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.836943      9.213154                   4.26%                38,624         2004
Insurance Products Fund            7.245530      8.836943                  21.96%                29,315         2003
III - VIP Growth & Income          8.819213      7.245530                 -17.84%                18,405         2002
Portfolio: Service Class 2         9.810607      8.819213                 -10.11%                22,086         2001
- Q/NQ                            10.000000      9.810607                  -1.89%                11,400         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.769983      7.160943                   5.77%                10,374         2004
Insurance Products Fund            5.284629      6.769983                  28.11%                10,692         2003
III - VIP Growth                   6.850214      5.284629                 -22.85%                11,075         2002
Opportunities Portfolio:           8.104048      6.850214                 -15.47%                13,084         2001
Service Class - Q/NQ               9.903104      8.104048                 -18.17%                15,298         2000
                                  10.000000      9.903104                  -0.97%                 6,904         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.056422      7.452145                   5.61%                18,200         2004
Insurance Products Fund            5.519172      7.056422                  27.85%                22,483         2003
III - VIP Growth                   7.162591      5.519172                 -22.94%                22,194         2002
Opportunities Portfolio:           8.493657      7.162591                 -15.67%                18,696         2001
Service Class 2 - Q/NQ            10.000000      8.493657                 -15.06%                11,893         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.708901      25.529027                 23.28%                 1,623         2004
Insurance Products Fund           15.130998      20.708901                 36.86%                 1,666         2003
III - VIP Mid Cap                 16.996856      15.130998                -10.98%                 1,341         2002
Portfolio: Service Class -        17.803282      16.996856                 -4.53%                 1,157         2001
Q/NQ                              13.493199      17.803282                 31.94%                 1,956         2000
                                  10.000000      13.493199                 34.93%                   530          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.916848      15.908537                 23.16%                39,860         2004
Insurance Products Fund            9.456387      12.916848                 36.59%                40,350         2003
III - VIP Mid Cap                 10.637734      9.456387                 -11.11%                23,529         2002
Portfolio: Service Class 2        11.159988      10.637734                 -4.68%                19,671         2001
- Q/NQ                            10.000000      11.159988                 11.60%                14,392         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.353747      13.912764                 12.62%                    15         2004
Insurance Products Fund            7.924187      12.353747                 55.90%                     0         2003
III - VIP Value Strategies        10.000000      7.924187                 -20.76%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.654794      13.108544                 12.47%                 2,685         2004
Insurance Products Fund            7.496143      11.654794                 55.48%                 3,527         2003
III - VIP Value Strategies        10.000000      7.496143                 -25.04%                   167         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.012033      12.103882                  9.92%                 2,396         2004
Variable Insurance                 8.925134      11.012033                 23.38%                 1,130         2003
Products Trust - Franklin         10.000000      8.925134                 -10.75%                   527         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.165341      11.938878                 17.45%                   442         2004
Variable Insurance                 7.762011      10.165341                 30.96%                   579         2003
Products Trust - Templeton        10.000000      7.762011                 -22.38%                   398         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.495414                 14.95%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.038540      12.621849                 14.34%                   558         2004
Index Fund: Class I - Q/NQ         8.297335      11.038540                 33.04%                   329         2003
                                   10.00000      8.297335                 -17.03%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.481865      11.961767                 14.12%                11,675         2004
Index Fund: Class II - Q/NQ        7.899638      10.481865                 32.69%                 5,303         2003
                                  10.000000      7.899638                 -21.00%                 1,229         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.114772      15.605517                 18.99%                   909         2004
Emerging Markets Fund:             8.061145      13.114772                 62.69%                   509         2003
Class II - Q/NQ                   10.000000      8.061145                 -19.39%                   287         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.763108                 17.63%                   541         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.935485      11.156713                  2.02%                37,353         2004
Government Bond Fund:             10.851249      10.935485                  0.78%                38,810         2003
Class I - Q/NQ                    10.000000      10.851249                  8.51%                15,020         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.591514      10.951266                  3.40%               131,308         2004
Investor Destinations              9.934655      10.591514                  6.61%               181,427         2003
Conservative Fund: Class          10.000000      9.934655                  -0.65%                88,751         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.728470      11.358572                  5.87%                56,716         2004
Investor Destinations              9.550437      10.728470                 12.33%                57,399         2003
Moderately Conservative           10.000000      9.550437                  -4.50%                17,949         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.759598      11.644215                  8.22%               538,379         2004
Investor Destinations              9.071289      10.759598                 18.61%               482,026         2003
Moderate Fund: Class II -         10.000000      9.071289                  -9.29%               114,290         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.810384      11.972274                 10.75%                97,293         2004
Investor Destinations              8.639648      10.810384                 25.13%                90,980         2003
Moderately Aggressive             10.000000      8.639648                 -13.60%                11,041         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.817200      12.186455                 12.66%                10,362         2004
Investor Destinations              8.302620      10.817200                 30.29%                37,164         2003
Aggressive Fund: Class II         10.000000      8.302620                 -16.97%                33,416         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.940629      9.901028                  -0.40%                25,543         2004
Market Fund: Class I - Q/NQ        9.998808      9.940629                  -0.58%                41,528         2003
                                  10.000000      9.998808                  -0.01%                 7,668         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.482132      10.602014                 11.81%                 4,119         2004
Fund: Class II - Q/NQ              7.158810      9.482132                  32.45%                 4,112         2003
                                  10.000000      7.158810                 -28.41%                   730         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.886226      13.775098                 15.89%                   356         2004
Fund: Class I - Q/NQ               7.669773      11.886226                 54.97%                   275         2003
                                  10.000000      7.669773                 -23.30%                   164         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.007203      12.723524                 15.59%                 6,475         2004
Fund: Class II - Q/NQ              7.121106      11.007203                 54.57%                 6,381         2003
                                  10.000000      7.121106                 -28.79%                 1,663         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.456254      13.471926                 17.59%                    15         2004
Fund: Class I - Q/NQ               8.222797      11.456254                 39.32%                     0         2003
                                  10.000000      8.222797                 -17.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.713925      13.747331                 17.36%                 4,886         2004
Fund: Class II - Q/NQ              8.431747      11.713925                 38.93%                 5,129         2003
                                  10.000000      8.431747                 -15.68%                 1,076         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.203564      14.162874                 16.06%                 3,017         2004
Risk-Managed Core                 10.000000      12.203564                 22.04%                 3,303         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.076852      9.773701                   7.68%                 4,168         2004
Trust - MFS Investors              7.493217      9.076852                  21.13%                 2,191         2003
Growth Stock Series:              10.000000      7.493217                 -25.07%                   331         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.571401      9.686235                  13.01%                10,080         2004
Trust - MFS Mid Cap Growth         6.350580      8.571401                  34.97%                 7,685         2003
Series: Service Class -           10.000000      6.350580                 -36.49%                 1,646         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.521578      9.991449                   4.93%                 2,532         2004
Trust - MFS New Discovery          7.222563      9.521578                  31.83%                 1,964         2003
Series: Service Class -           10.000000      7.222563                 -27.77%                   917         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.551004      11.969861                 13.45%                 8,583         2004
Trust - MFS Value Series:          8.563374      10.551004                 23.21%                 5,092         2003
Service Class - Q/NQ              10.000000      8.563374                 -14.37%                 2,473         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.613614      9.987798                   3.89%                 1,045         2004
Large Cap Growth Fund II -         8.291838      9.613614                  15.94%                 1,290         2003
Q/NQ                              10.000000      8.291838                 -17.08%                   714         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.486328      11.352839                  8.26%                 2,564         2004
Large Cap Value Fund II -          7.953430      10.486328                 31.85%                 1,172         2003
Q/NQ                              10.000000      7.953430                 -20.47%                   267         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.725882      11.226467                  4.67%                58,613         2004
Managed Allocation Fund -          9.255939      10.725882                 15.88%                50,969         2003
Moderate Growth II - Q/NQ         10.000000      9.255939                  -7.44%                 3,237         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.292761                 12.93%                     0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.969641      10.501671                  5.34%                21,992         2004
Account Funds -                    7.721155      9.969641                  29.12%                18,810         2003
Oppenheimer Capital               10.000000      7.721155                 -22.79%                 4,083         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.177715      13.159959                 17.73%                    67         2004
Account Funds -                    7.910271      11.177715                 41.31%                    75         2003
Oppenheimer Global                10.000000      7.910271                 -20.90%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.135914      13.079373                 17.45%                 6,554         2004
Account Funds -                    7.889533      11.135914                 41.15%                 8,342         2003
Oppenheimer Global                10.000000      7.889533                 -21.10%                 3,612         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.566789                 15.67%                    47         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.549668                 15.50%                 2,717         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.785309      12.687949                  7.66%                   252         2004
Account Funds -                    9.622919      11.785309                 22.47%                   126         2003
Oppenheimer High Income           10.000000      9.622919                  -3.77%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.196292      10.995245                  7.84%                32,946         2004
Account Funds -                    8.162175      10.196292                 24.92%                29,745         2003
Oppenheimer Main Street(R)          10.000000      8.162175                 -18.38%                 4,720         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.911933      14.054592                 17.99%                 1,040         2004
Account Funds -                    8.351517      11.911933                 42.63%                   817         2003
Oppenheimer Main Street(R)          10.000000      8.351517                 -16.48%                   538         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.155344      13.022366                  7.13%                12,309         2004
Account Funds -                   10.501064      12.155344                 15.75%                12,332         2003
Oppenheimer Strategic Bond        10.000000      10.501064                  5.01%                 2,246         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.325519      13.530767                  9.78%                   611         2004
Putnam VT Growth & Income         10.000000      12.325519                 23.26%                   337         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.312729      11.839133                 14.80%                     8         2004
Putnam VT International            8.121124      10.312729                 26.99%                    13         2003
Equity Fund: Class IB -           10.000000      8.121124                 -18.79%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.459271      14.289772                 24.70%                   178         2004
Putnam VT Small Cap Value          7.750466      11.459271                 47.85%                    96         2003
Fund: Class IB - Q/NQ             10.000000      7.750466                 -22.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.133319      10.515585                  3.77%                   785         2004
Putnam VT Voyager Fund:            8.211008      10.133319                 23.41%                   400         2003
Class IB - Q/NQ                   10.000000      8.211008                 -17.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.853587      12.502213                  5.47%                     0         2004
- Capital Appreciation            10.128931      11.853587                 17.03%                     0         2003
Fund - Q/NQ                       10.000000      10.128931                  1.29%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.204873      14.912267                 12.93%                     0         2004
- Growth and Income Fund -        10.566206      13.204873                 24.97%                     0         2003
Q/NQ                              10.000000      10.566206                  5.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.273022      16.829919                 17.91%                     0         2004
- International Equity            10.520591      14.273022                 35.67%                     0         2003
Fund - Q/NQ                       10.000000      10.520591                  5.21%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.488185      10.793474                  2.91%                     0         2004
- Investment Grade Bond           10.255266      10.488185                  2.27%                     0         2003
Fund - Q/NQ                       10.000000      10.255266                  2.55%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage          Number of            Period
                             Value at            Value at End of     Change in           Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                  Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.181569      15.213705                 15.42%                     0         2004
- Mid-Cap Equity Fund -           10.284495      13.181569                 28.17%                     0         2003
Q/NQ                              10.000000      10.284495                  2.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.765190      18.116728                 22.70%                     0         2004
- Small Cap Value Equity          10.795062      14.765190                 36.78%                     0         2003
Fund - Q/NQ                       10.000000      10.795062                  7.95%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.216331      15.054840                 13.91%                     0         2004
- Value Income Stock Fund         10.864858      13.216331                 21.64%                     0         2003
- Q/NQ                            10.000000      10.864858                  8.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.133903      10.420103                  2.82%                    24         2004
Institutional Funds, Inc.         10.000000      10.133903                  1.34%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.792793      17.198561                 34.44%                 2,853         2004
Institutional Funds, Inc.         10.000000      12.792793                 27.93%                 1,645         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.399752      12.065657                 16.02%                18,551         2004
Trust - Comstock                   8.049282      10.399752                 29.20%                15,967         2003
Portfolio: Class II Shares        10.000000      8.049282                 -19.51%                 8,184         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.772683      9.254808                   5.50%                13,001         2004
Trust - Emerging Growth            6.989521      8.772683                  25.51%                13,925         2003
Portfolio: Class II Shares        10.000000      6.989521                 -30.10%                11,195         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.362563      11.342189                  9.45%                39,696         2004
Funds - AIM V.I. Basic             7.872655      10.362563                 31.63%                38,360         2003
Value Fund: Series II             10.000000      7.872655                 -21.27%                17,042         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.762037      10.250489                  5.00%                13,681         2004
Funds - AIM V.I. Capital           7.652329      9.762037                  27.57%                14,302         2003
Appreciation Fund: Series         10.000000      7.652329                 -23.48%                   399         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.392158      11.852900                 14.06%                     0         2004
Funds - AIM V.I. Capital           7.774655      10.392158                 33.67%                     0         2003
Development Fund: Series I        10.000000      7.774655                 -22.25%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.055339                 10.55%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.811179      13.206777                 22.16%                 1,567         2004
Funds - AIM V.I.                   8.513298      10.811179                 26.99%                 1,624         2003
International Growth Fund:        10.000000      8.513298                 -14.87%                   903         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.793592      12.131520                 12.40%                     0         2004
Funds - AIM V.I. Mid Cap           8.585159      10.793592                 25.72%                     0         2003
Core Equity Fund: Series I        10.000000      8.585159                 -14.15%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.120872      10.571247                  4.45%                     0         2004
Funds - AIM V.I. Premier           8.193864      10.120872                 23.52%                     0         2003
Equity Fund: Series I             10.000000      8.193864                 -18.06%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.054171      9.432125                   4.17%                 1,089         2004
Funds - AIM V.I. Premier           7.344950      9.054171                  23.27%                 1,220         2003
Equity Fund: Series II            10.000000      7.344950                 -26.55%                 1,114         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.497761      11.529865                  9.83%                18,890         2004
Products Series Fund, Inc.         8.042215      10.497761                 30.53%                16,593         2003
- AllianceBernstein Growth        10.000000      8.042215                 -19.58%                10,652         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.373439      16.493404                 23.33%                 2,079         2004
Products Series Fund, Inc.         9.407855      13.373439                 42.15%                 3,452         2003
- AllianceBernstein               10.000000      9.407855                  -5.92%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.041721      9.673815                   6.99%                 1,380         2004
Products Series Fund, Inc.         7.421847      9.041721                  21.83%                 1,380         2003
-                                 10.000000      7.421847                 -25.78%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.591356      14.805699                 17.59%                19,367         2004
Products Series Fund, Inc.         9.049907      12.591356                 39.13%                15,885         2003
- AllianceBernstein               10.000000      9.049907                  -9.50%                 7,666         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.152207      13.422995                 20.36%                 2,676         2004
Portfolios - Small Cap             8.196568      11.152207                 36.06%                 2,676         2003
Stock Index Portfolio:            10.000000      8.196568                 -18.03%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.893158      10.376238                  4.88%                   183         2004
Responsible Growth Fund,           7.950795      9.893158                  24.43%                   183         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.950795                 -20.49%                   183         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.729485      11.722794                  9.26%                 2,782         2004
Inc.: Initial Shares - Q/NQ        8.464376      10.729485                 26.76%                 2,782         2003
                                  10.000000      8.464376                 -15.36%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.135829      13.224785                  8.97%                18,320         2004
Inc.: Service Shares - Q/NQ       10.000000      12.135829                 21.36%                10,227         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.151433      10.976978                  8.13%                 2,548         2004
- Federated American               8.074094      10.151433                 25.73%                 2,548         2003
Leaders Fund II: Service          10.000000      8.074094                 -19.26%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.969861      10.545217                  5.77%                     0         2004
- Federated Capital                8.149979      9.969861                  22.33%                     0         2003
Appreciation Fund II:             10.000000      8.149979                 -18.50%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.949002      12.998548                  8.78%                12,052         2004
- Federated High Income            9.935042      11.949002                 20.27%                 8,669         2003
Bond Fund II: Service             10.000000      9.935042                  -0.65%                 4,517         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.081787      11.356017                 12.64%                     0         2004
- Federated International          7.742809      10.081787                 30.21%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.742809                 -22.57%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.241948      12.814558                 13.99%                     0         2004
- Federated Mid Cap Growth         8.126963      11.241948                 38.33%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.126963                 -18.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.940982      11.195327                  2.32%                 2,996         2004
- Federated Quality Bond          10.587603      10.940982                  3.34%                 3,778         2003
Fund II: Primary Shares -         10.000000      10.587603                  5.88%                   828         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.027541      11.251213                  2.03%                30,108         2004
- Federated Quality Bond          10.692425      11.027541                  3.13%                27,609         2003
Fund II: Service Shares -         10.000000      10.692425                  6.92%                 4,197         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.866061      10.851726                  9.99%                 1,328         2004
Insurance Products Fund -          7.672279      9.866061                  28.59%                 1,795         2003
VIP Equity-Income                  9.360599      7.672279                 -18.04%                 1,824         2002
Portfolio: Service Class -         9.988075      9.360599                  -6.28%                 3,531         2001
Q/NQ                               9.338236      9.988075                   6.96%                 1,887         2000
                                  10.000000      9.338236                  -6.62%                 1,237         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.669046      11.719220                  9.84%               129,187         2004
Insurance Products Fund -          8.308933      10.669046                 28.40%               115,367         2003
VIP Equity-Income                 10.156195      8.308933                 -18.19%                59,126         2002
Portfolio: Service Class 2        10.852674      10.156195                 -6.42%                34,760         2001
- Q/NQ                            10.000000      10.852674                  8.53%                 7,726         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.970074      8.127305                   1.97%                 8,363         2004
Insurance Products Fund -          6.078297      7.970074                  31.12%                 8,475         2003
VIP Growth Portfolio:              8.818451      6.078297                 -31.07%                 8,194         2002
Service Class - Q/NQ              10.855048      8.818451                 -18.76%                10,610         2001
                                  12.359610      10.855048                -12.17%                13,063         2000
                                  10.000000      12.359610                 23.60%                 2,068         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.182424      6.295773                   1.83%                75,747         2004
Insurance Products Fund -          4.723531      6.182424                  30.89%                80,259         2003
VIP Growth Portfolio:              6.862459      4.723531                 -31.17%                71,928         2002
Service Class 2 - Q/NQ             8.461714      6.862459                 -18.90%                62,143         2001
                                  10.000000      8.461714                 -15.38%                22,582         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.275781      8.946097                   8.10%                   817         2004
Insurance Products Fund -          6.600332      8.275781                  25.38%                   837         2003
VIP High Income Portfolio:         6.450489      6.600332                   2.32%                   860         2002
Service Class - Q/NQ               7.414681      6.450489                 -13.00%                 1,239         2001
                                   9.701921      7.414681                 -23.58%                 3,026         2000
                                  10.000000      9.701921                  -2.98%                 2,250         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.916676      9.631481                   8.02%                29,693         2004
Insurance Products Fund -          7.123619      8.916676                  25.17%                30,825         2003
VIP High Income Portfolio:         6.983409      7.123619                   2.01%                 9,761         2002
Service Class 2 - Q/NQ             8.030466      6.983409                 -13.04%                 4,599         2001
                                  10.000000      8.030466                 -19.70%                 3,350         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.100684      11.094196                 -0.06%                 4,081         2004
Insurance Products Fund -         11.130039      11.100684                 -0.26%                 6,870         2003
VIP Money Market                  11.083221      11.130039                  0.42%                15,777         2002
Portfolio: Initial Class -        10.777140      11.083221                  2.84%                13,826         2001
Q/NQ                              10.262817      10.777140                  5.01%                     0         2000
                                  10.000000      10.262817                  2.63%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.043510      10.135023                 12.07%                 2,922         2004
Insurance Products Fund -          6.394953      9.043510                  41.42%                 2,901         2003
VIP Overseas Portfolio:            8.129878      6.394953                 -21.34%                 2,868         2002
Service Class - Q/NQ              10.458206      8.129878                 -22.66%                 3,817         2001
                                  13.098422      10.458206                -20.16%                 4,067         2000
                                  10.000000      13.098422                 30.98%                    32         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.240952      8.102446                  11.90%                 8,703         2004
Insurance Products Fund -          5.126306      7.240952                  41.25%                 7,923         2003
VIP Overseas Portfolio:            6.526307      5.126306                 -21.45%                 6,343         2002
Service Class 2 - Q/NQ             8.383650      6.526307                 -22.15%                 5,206         2001
                                  10.000000      8.383650                 -16.16%                 3,288         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.059266                 10.59%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.040339                 10.40%                 1,578         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.332450      11.333042                  9.68%                     0         2004
Insurance Products Fund -          7.803904      10.332450                 32.40%                     0         2003
VIP Value Portfolio:               9.382161      7.803904                 -16.82%                     0         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.294474      11.276747                  9.54%                 2,415         2004
Insurance Products Fund -          7.794311      10.294474                 32.08%                 2,415         2003
VIP Value Portfolio:               9.382168      7.794311                 -16.92%                 2,415         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.941486      10.343320                  4.04%                 3,032         2004
Insurance Products Fund II         8.538358      9.941486                  16.43%                 3,032         2003
- VIP Asset Manager                9.486258      8.538358                  -9.99%                 3,032         2002
Portfolio: Service Class -        10.032886      9.486258                  -5.45%                 3,032         2001
Q/NQ                              10.589098      10.032886                 -5.25%                 3,032         2000
                                  10.000000      10.589098                  5.89%                 3,092         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.327298      9.687607                   3.86%                17,032         2004
Insurance Products Fund II         8.027416      9.327298                  16.19%                17,330         2003
- VIP Asset Manager                8.935877      8.027416                 -10.17%                17,496         2002
Portfolio: Service Class 2         9.464517      8.935877                  -5.59%                15,792         2001
- Q/NQ                            10.000000      9.464517                  -5.35%                   637         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.663508      9.055975                   4.53%                  127          2004
Insurance Products Fund II         7.124031      8.663508                  21.61%                  127          2003
- VIP Asset Manager Growth         8.541650      7.124031                 -16.60%                  127          2002
Portfolio: Service Class -         9.352638      8.541650                  -8.67%                  127          2001
Q/NQ                              10.835743      9.352638                 -13.69%                  127          2000
                                  10.000000      10.835743                  8.36%                  509          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.015347      8.360834                   4.31%                5,086          2004
Insurance Products Fund II         6.597558      8.015347                  21.49%                5,694          2003
- VIP Asset Manager Growth         7.937310      6.597558                 -16.88%                5,705          2002
Portfolio: Service Class 2         8.699583      7.937310                  -8.76%                3,227          2001
- Q/NQ                            10.000000      8.699583                 -13.00%                  554          2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.224186      11.645150                 13.90%                1,985          2004
Insurance Products Fund II         8.066435      10.224186                 26.75%                2,036          2003
- VIP Contrafund(R)                  9.018576      8.066435                 -10.56%                2,170          2002
Portfolio: Service Class          10.421715      9.018576                 -13.46%                5,927          2001
-Q/NQ                             11.312579      10.421715                 -7.87%                7,038          2000
                                  10.000000      11.312579                 13.13%                3,881          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.018550      10.255893                 13.72%              108,754          2004
Insurance Products Fund II         7.123951      9.018550                  26.59%              107,659          2003
- VIP Contrafund(R)                  7.980666      7.123951                 -10.73%               38,367          2002
Portfolio: Service Class 2         9.233647      7.980666                 -13.57%               28,069          2001
-Q/NQ                             10.000000      9.233647                  -7.66%               12,292          2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.194979      8.951572                   9.23%               18,225          2004
Insurance Products Fund II         6.462661      8.194979                  26.81%               22,885          2003
- VIP Index 500 Portfolio:         8.417305      6.462661                 -23.22%               25,909          2002
Initial Class - Q/NQ               9.698102      8.417305                 -13.21%               32,337          2001
                                  10.827599      9.698102                 -10.43%               19,211          2000
                                  10.000000      10.827599                  8.28%                1,376          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.055709      13.466937                  3.15%               17,859          2004
Insurance Products Fund II        12.566969      13.055709                  3.89%               18,665          2003
- VIP Investment Grade            11.533137      12.566969                  8.96%               20,318          2002
Bond Portfolio: Initial           10.768479      11.533137                  7.10%               21,311          2001
Class - Q/NQ                       9.804059      10.768479                  9.84%               11,996          2000
                                  10.000000      9.804059                  -1.96%                5,985          1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.587426      9.347377                   8.85%                     0         2004
Insurance Products Fund            6.664736      8.587426                  28.85%                     0         2003
III - VIP Aggressive               9.162125      6.664736                 -27.26%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.489838      9.218873                   8.59%                 2,464         2004
Insurance Products Fund            6.598853      8.489838                  28.66%                 2,728         2003
III - VIP Aggressive               9.106521      6.598853                 -27.54%                 1,766         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.356061      9.740078                   4.10%                 1,707         2004
Insurance Products Fund            8.061477      9.356061                  16.06%                 1,707         2003
III - VIP Balanced                 8.946767      8.061477                  -9.90%                 1,707         2002
Portfolio: Service Class -         9.219609      8.946767                  -2.96%                 1,707         2001
Q/NQ                               9.763773      9.219609                  -5.57%                 1,707         2000
                                  10.000000      9.763773                  -2.36%                 1,633         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.688903      10.060212                  3.83%                23,328         2004
Insurance Products Fund            8.356520      9.688903                  15.94%                22,782         2003
III - VIP Balanced                 9.292439      8.356520                 -10.07%                21,702         2002
Portfolio: Service Class 2         9.590173      9.292439                  -3.10%                25,031         2001
- Q/NQ                            10.000000      9.590173                  -4.10%                 5,498         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.964421      6.965043                   0.01%                     0         2004
Insurance Products Fund            5.634007      6.964421                  23.61%                     0         2003
III - VIP Dynamic Capital          6.149686      5.634007                  -8.39%                     0         2002
Appreciation Portfolio:            8.723504      6.149686                 -29.50%                     0         2001
Service Class - Q/NQ              10.000000      8.723504                 -12.76%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.925021      6.926141                   0.02%                 3,457         2004
Insurance Products Fund            5.614068      6.925021                  23.35%                 3,166         2003
III - VIP Dynamic Capital          6.149688      5.614068                  -8.71%                 3,457         2002
Appreciation Portfolio:            8.723503      6.149688                 -29.50%                   777         2001
Service Class 2 - Q/NQ            10.000000      8.723503                 -12.76%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.639037      9.021879                   4.43%                 6,728         2004
Insurance Products Fund            7.077979      8.639037                  22.06%                 6,720         2003
III - VIP Growth & Income          8.603875      7.077979                 -17.73%                 6,475         2002
Portfolio: Service Class -         9.559452      8.603875                 -10.00%                 6,789         2001
Q/NQ                              10.051000      9.559452                  -4.89%                 9,285         2000
                                  10.000000      10.051000                  0.51%                 3,518         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.820550      9.191409                   4.20%                50,018         2004
Insurance Products Fund            7.235744      8.820550                  21.90%                54,373         2003
III - VIP Growth & Income          8.811766      7.235744                 -17.89%                52,151         2002
Portfolio: Service Class 2         9.807331      8.811766                 -10.15%                44,878         2001
- Q/NQ                            10.000000      9.807331                  -1.93%                12,147         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.753996      7.140421                   5.72%                 5,068         2004
Insurance Products Fund            5.274818      6.753996                  28.04%                 5,128         2003
III - VIP Growth                   6.840964      5.274818                 -22.89%                 4,931         2002
Opportunities Portfolio:           8.097237      6.840964                 -15.51%                 6,482         2001
Service Class - Q/NQ               9.899770      8.097237                 -18.21%                 8,991         2000
                                  10.000000      9.899770                  -1.00%                 2,972         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.043330      7.434562                   5.55%                 6,096         2004
Insurance Products Fund            5.511713      7.043330                  27.79%                 6,692         2003
III - VIP Growth                   7.156543      5.511713                 -22.98%                 9,581         2002
Opportunities Portfolio:           8.490822      7.156543                 -15.71%                10,647         2001
Service Class 2 - Q/NQ            10.000000      8.490822                 -15.09%                 7,766         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.660078      25.455966                 23.21%                 2,739         2004
Insurance Products Fund           15.102965      20.660078                 36.79%                 2,698         2003
III - VIP Mid Cap                 16.973973      15.102965                -11.02%                 2,644         2002
Portfolio: Service Class -        17.788368      16.973973                 -4.58%                 2,917         2001
Q/NQ                              13.488675      17.788368                 31.88%                 4,077         2000
                                  10.000000      13.488675                 34.89%                    42         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.892902      15.871005                 23.10%                42,889         2004
Insurance Products Fund            9.443636      12.892902                 36.52%                42,985         2003
III - VIP Mid Cap                 10.628769      9.443636                 -11.15%                31,991         2002
Portfolio: Service Class 2        11.156253      10.628769                 -4.73%                24,160         2001
- Q/NQ                            10.000000      11.156253                 11.56%                 9,125         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.343894      13.894628                 12.56%                   189         2004
Insurance Products Fund            7.921869      12.343894                 55.82%                   189         2003
III - VIP Value Strategies        10.000000      7.921869                 -20.78%                   189         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.644969      13.090871                 12.42%                11.034         2004
Insurance Products Fund            7.493606      11.644969                 55.40%                 9,643         2003
III - VIP Value Strategies        10.000000      7.493606                 -25.06%                 1,023         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                11.003232      12.088105                  9.86%                     0         2004
Variable Insurance                 8.922512      11.003232                 23.32%                     0         2003
Products Trust - Franklin         10.000000      8.922512                 -10.77%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.157225      11.923298                 17.39%                     0         2004
Variable Insurance                 7.759729      10.157225                 30.90%                     0         2003
Products Trust - Templeton        10.000000      7.759729                 -22.40%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.491561                 14.92%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.029727      12.605389                 14.29%                 2,688         2004
Index Fund: Class I - Q/NQ         8.294898      11.029727                 32.97%                 3,008         2003
                                  10.000000      8.294898                 -17.05%                   142         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.473028      11.945631                 14.06%                 2,423         2004
Index Fund: Class II - Q/NQ        7.896964      10.473028                 32.62%                 2,016         2003
                                  10.000000      7.896964                 -21.03%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           13.102315           15.582808                 18.93%                   948         2004
Emerging Markets Fund:       8.057559            13.102315                 62.61%                 1,140         2003
Class II - Q/NQ              10.000000           8.057559                 -19.42%                 1,187         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.759167                 17.59%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.925111           11.140494                  1.97%                54,838         2004
Government Bond Fund:        10.846438           10.925111                  0.73%                64,230         2003
Class I - Q/NQ               10.000000           10.846438                  8.46%                14,080         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.581462           10.935327                  3.34%                94,294         2004
Investor Destinations        9.930252            10.581462                  6.56%                90,789         2003
Conservative Fund: Class     10.000000           9.930252                  -0.70%                11,881         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.718288           11.342051                  5.82%               160,538         2004
Investor Destinations        9.546204            10.718288                 12.28%               158,392         2003
Moderately Conservative      10.000000           9.546204                  -4.54%                55,843         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.749376           11.627262                  8.17%               309,682         2004
Investor Destinations        9.067258            10.749376                 18.55%               261,652         2003
Moderate Fund: Class II -    10.000000           9.067258                  -9.33%                53,699         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.800103           11.954838                 10.69%               239,626         2004
Investor Destinations        8.635804            10.800103                 25.06%               217,391         2003
Moderately Aggressive        10.000000           8.635804                 -13.64%                37,785         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.806920           12.168726                 12.60%                 9,392         2004
Investor Destinations        8.298926            10.806920                 30.22%                 6,952         2003
Aggressive Fund: Class II    10.000000           8.298926                 -17.01%                 6,286         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.930997            9.886431                  -0.45%                22,340         2004
Market Fund: Class I - Q/NQ  9.994178            9.930997                  -0.63%                20,822         2003
                             10.000000           9.994178                  -0.06%                11,598         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.473128            10.586589                 11.75%                13,581         2004
Fund: Class II - Q/NQ        7.155633            9.473128                  32.39%                13,805         2003
                             10.000000           7.155633                 -28.44%                 3,783         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.876731           13.757133                 15.83%                     0         2004
Fund: Class I - Q/NQ         7.667519            11.876731                 54.90%                     0         2003
                             10.000000           7.667519                 -23.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.997925      12.706367                 15.53%                 8,303         2004
Fund: Class II - Q/NQ              7.118692      10.997925                 54.49%                 8,130         2003
                                  10.000000      7.118692                 -28.81%                 2,527         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.447101      13.454354                 17.54%                     0         2004
Fund: Class I - Q/NQ               8.220386      11.447101                 39.25%                     0         2003
                                  10.000000      8.220386                 -17.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.702799      13.727326                 17.30%                 3,150         2004
Fund: Class II - Q/NQ              8.428002      11.702799                 38.86%                 2,889         2003
                                  10.000000      8.428002                 -15.72%                   487         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.199437      14.150937                 16.00%                     0         2004
Risk-Managed Core                 10.000000      12.199437                 21.99%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.068225      9.759478                   7.62%                16,473         2004
Trust - MFS Investors              7.489890      9.068225                  21.07%                15,354         2003
Growth Stock Series:              10.000000      7.489890                 -25.10%                 3,520         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.563253      9.672121                  12.95%                10,030         2004
Trust - MFS Mid Cap Growth         6.347752      8.563253                  34.90%                 9,736         2003
Series: Service Class -           10.000000      6.347752                 -36.52%                 4,159         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.512536      9.976911                   4.88%                 5,322         2004
Trust - MFS New Discovery          7.219350      9.512536                  31.76%                 5,638         2003
Series: Service Class -           10.000000      7.219350                 -27.81%                 2,767         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.540976      11.952437                 13.39%                10,740         2004
Trust - MFS Value Series:          8.559559      10.540976                 23.15%                10,229         2003
Service Class - Q/NQ              10.000000      8.559559                 -14.40%                 3,082         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.605935      9.974767                   3.84%                     0         2004
Large Cap Growth Fund II -         8.289400      9.605935                  15.88%                     0         2003
Q/NQ                         10.000000           8.289400                 -17.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.477942      11.338013                  8.21%                   281         2004
Large Cap Value Fund II -          7.951092      10.477942                 31.78%                   281         2003
Q/NQ                         10.000000           7.951092                 -20.49%                  281          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.717318      11.211816                  4.61%                30,269         2004
Managed Allocation Fund -          9.253228      10.717318                 15.82%                32,446         2003
Moderate Growth II - Q/NQ    10.000000           9.253228                  -7.47%               11,985          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.288978                 12.89%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.960154      10.486371                  5.28%                29,503         2004
Account Funds -                    7.717711      9.960154                  29.06%                29,999         2003
Oppenheimer Capital               10.000000      7.717711                 -22.82%                11,556         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.168790      13.142790                 17.67%                     0         2004
Account Funds -                    7.907952      11.168790                 41.23%                     0         2003
Oppenheimer Global                10.000000      7.907952                 -20.92%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.125352           13.060346                 17.39%                26,600         2004
Account Funds -              7.886028            11.125352                 41.08%                38,372         2003
Oppenheimer Global           10.000000           7.886028                 -21.14%                11,742         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.562924                 15.63%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.545805                 15.46%                11,077         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.775879           12.671389                  7.60%                   242         2004
Account Funds -              9.620086            11.775879                 22.41%                   242         2003
Oppenheimer High Income      10.000000           9.620086                  -3.80%                   242         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.186601           10.979235                  7.78%                30,197         2004
Account Funds -              8.158547            10.186601                 24.86%                28,759         2003
Oppenheimer Main Street(R)     10.000000           8.158547                 -18.41%                 6,657         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.902437           14.036289                 17.93%                     0         2004
Account Funds -              8.349080            11.902437                 42.56%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.349080                 -16.51%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.143815           13.003428                  7.08%                17,197         2004
Account Funds -              10.496415           12.143815                 15.69%                15,525         2003
Oppenheimer Strategic Bond   10.000000           10.496415                  4.96%                 3,089         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.321351           13.519348                  9.72%                     0         2004
Putnam VT Growth & Income    10.000000           12.321351                 23.21%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.304480           11.823679                 14.74%                     0         2004
Putnam VT International      8.118734            10.304480                 26.92%                     0         2003
Equity Fund: Class IB -      10.000000           8.118734                 -18.81%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.450125           14.271145                 24.64%                     0         2004
Putnam VT Small Cap Value    7.748189            11.450125                 47.78%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.748189                 -22.52%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.125230           10.501871                  3.72%                     0         2004
Putnam VT Voyager Fund:      8.208604            10.125230                 23.35%                   315         2003
Class IB - Q/NQ              10.000000           8.208604                 -17.91%                   139         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.846275           12.488187                  5.42%                    0          2004
- Capital Appreciation       10.127795           11.846275                 16.97%                    0          2003
Fund - Q/NQ                  10.000000           10.127795                  1.28%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.196733           14.895540                 12.87%                    0          2004
- Growth and Income Fund -   10.565023           13.196733                 24.91%                    0          2003
Q/NQ                         10.000000           10.565023                  5.65%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.264220           16.811025                 17.85%                    0          2004
- International Equity       10.519416           14.264220                 35.60%                    0          2003
Fund - Q/NQ                  10.000000           10.519416                  5.19%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.481703           10.781345                  2.86%                    0          2004
- Investment Grade Bond      10.254115           10.481703                  2.22%                    0          2003
Fund - Q/NQ                  10.000000           10.254115                  2.54%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.173426           15.196590                 15.36%                    0          2004
- Mid-Cap Equity Fund -      10.283339           13.173426                 28.10%                    0          2003
Q/NQ                         10.000000           10.283339                  2.83%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.756072           18.096380                 22.64%                    0          2004
- Small Cap Value Equity     10.793850           14.756072                 36.71%                    0          2003
Fund - Q/NQ                  10.000000           10.793850                  7.94%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.208171           15.037931                 13.85%                    0          2004
- Value Income Stock Fund    10.863637           13.208171                 21.58%                    0          2003
- Q/NQ                       10.000000           10.863637                  8.64%                    0          2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.130478           10.411305                  2.77%                    0          2004
Institutional Funds, Inc.    10.000000           10.130478                  1.30%                    0          2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.788468           17.184062                 34.37%                2,884          2004
Institutional Funds, Inc.    10.000000           12.788468                 27.88%                   40          2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.389874           12.048093                 15.96%               52,055          2004
Trust - Comstock             8.045705            10.389874                 29.14%               48,584          2003
Portfolio: Class II Shares   10.000000           8.045705                 -19.54%               27,948          2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.764363            9.241362                   5.44%               26,898          2004
Trust - Emerging Growth      6.986412            8.764363                  25.45%               25,653          2003
Portfolio: Class II Shares   10.000000           6.986412                 -30.14%               10,385          2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.352733      11.325684                   9.40%               44,598         2004
Funds - AIM V.I. Basic             7.869161      10.352733                  31.56%               41,559         2003
Value Fund: Series II             10.000000      7.869161                  -21.31%                3,722         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.752749      10.235568                   4.95%                9,368         2004
Funds - AIM V.I. Capital           7.648923      9.752749                   27.50%                7,625         2003
Appreciation Fund: Series         10.000000      7.648923                  -23.51%                  411         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.383858      11.837445                  14.00%                    0         2004
Funds - AIM V.I. Capital           7.772377      10.383858                  33.60%                    0         2003
Development Fund: Series I        10.000000      7.772377                  -22.28%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.051627                  10.52%                    0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.800913      13.187556                  22.10%                4,238         2004
Funds - AIM V.I.                   8.509517      10.800913                  26.93%                4,046         2003
International Growth Fund:        10.000000      8.509517                  -14.90%                2,086         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.784983      12.115688                  12.34%                    0         2004
Funds - AIM V.I. Mid Cap           8.582653      10.784983                  25.66%                    0         2003
Core Equity Fund: Series I        10.000000      8.582653                  -14.17%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.112777      10.557444                   4.40%                    0         2004
Funds - AIM V.I. Premier           8.191455      10.112777                  23.46%                    0         2003
Equity Fund: Series I             10.000000      8.191455                  -18.09%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.045564      9.418388                    4.12%                2,391         2004
Funds - AIM V.I. Premier           7.341676      9.045564                   23.21%                2,391         2003
Equity Fund: Series II            10.000000      7.341676                  -26.58%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.487787      11.513091                   9.78%               28,199         2004
Products Series Fund, Inc.         8.038632      10.487787                  30.47%               27,426         2003
- AllianceBernstein Growth        10.000000      8.038632                  -19.61%                2,678         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.360746      16.469412                  23.27%                5,739         2004
Products Series Fund, Inc.         9.403677      13.360746                  42.08%                8,632         2003
- AllianceBernstein               10.000000      9.403677                   -5.96%                3,150         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.033125      9.659722                    6.94%                5,687         2004
Products Series Fund, Inc.         7.418546      9.033125                   21.76%                6,672         2003
-                                 10.000000      7.418546                  -25.81%                1,329         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.579414      14.784175                  17.53%               10,905         2004
Products Series Fund, Inc.         9.045889      12.579414                  39.06%               10,730         2003
- AllianceBernstein               10.000000      9.045889                   -9.54%                4,578         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.143315      13.405502                  20.30%                    0         2004
Portfolios - Small Cap             8.194166      11.143315                  35.99%                    0         2003
Stock Index Portfolio:            10.000000      8.194166                  -18.06%                    0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.885245      10.362697                   4.83%                    0         2004
Responsible Growth Fund,           7.948460      9.885245                   24.37%                    0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.948460                  -20.52%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.720933      11.707528                   9.20%                    0         2004
Inc.: Initial Shares - Q/NQ        8.461901      10.720933                  26.70%                    0         2003
                                  10.000000      8.461901                  -15.38%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.131737      13.213633                   8.92%               21,679         2004
Inc.: Service Shares - Q/NQ       10.000000      12.131737                  21.32%                7,317         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.142868      10.962170                   8.08%               17,270         2004
- Federated American               8.071358      10.142868                  25.66%               16,317         2003
Leaders Fund II: Service          10.000000      8.071358                  -19.29%                5,156         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.961438      10.530971                   5.72%                3,139         2004
- Federated Capital                8.147213      9.961438                   22.27%                3,017         2003
Appreciation Fund II:             10.000000      8.147213                  -18.53%                2,565         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.937652      12.979622                   8.73%               15,036         2004
- Federated High Income            9.930628      11.937652                  20.21%               18,576         2003
Bond Fund II: Service             10.000000      9.930628                   -0.69%                4,632         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.073735      11.341201                  12.58%                    0         2004
- Federated International          7.740539      10.073735                  30.14%                    0         2003
Equity Fund II - Q/NQ             10.000000      7.740539                  -22.59%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.232979      12.797844                  13.93%                  203         2004
- Federated Mid Cap Growth         8.124582      11.232979                  38.26%                  215         2003
Strategies Fund II - Q/NQ         10.000000      8.124582                  -18.75%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.932239      11.180714                   2.27%                    0         2004
- Federated Quality Bond          10.584503      10.932239                   3.29%                    0         2003
Fund II: Primary Shares -         10.000000      10.584503                   5.85%                    0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.018222      11.236015                   1.98%               42,735         2004
- Federated Quality Bond          10.688806      11.018222                   3.08%               28,346         2003
Fund II: Service Shares -         10.000000      10.688806                   6.89%                9,870         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.842780      10.820640                   9.93%                1,227         2004
Insurance Products Fund -          7.658055      9.842780                   28.53%                  745         2003
VIP Equity-Income                  9.347976      7.658055                  -18.08%                  745         2002
Portfolio: Service Class -         9.979686      9.347976                   -6.33%                  843         2001
Q/NQ                               9.335095      9.979686                    6.91%                  843         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.649266      11.691568                   9.79%               61,979         2004
Insurance Products Fund -          8.297718      10.649266                  28.34%               51,973         2003
VIP Equity-Income                 10.147635      8.297718                  -18.23%                3,588         2002
Portfolio: Service Class 2        10.849047      10.147635                  -6.47%                  708         2001
- Q/NQ                            10.000000      10.849047                   8.49%                  236         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.951257      8.104015                   1.92%                 1,591         2004
Insurance Products Fund -          6.067015      7.951257                  31.06%                 1,769         2003
VIP Growth Portfolio:              8.806545      6.067015                 -31.11%                 1,774         2002
Service Class - Q/NQ              10.845940      8.806545                 -18.80%                 2,875         2001
                                  12.355467      10.845940                -12.22%                 3,479         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.170915      6.280879                   1.78%                41,001         2004
Insurance Products Fund -          4.717119      6.170915                  30.82%                41,374         2003
VIP Growth Portfolio:              6.856641      4.717119                 -31.20%                 4,757         2002
Service Class 2 - Q/NQ             8.458873      6.856641                 -18.94%                 2,345         2001
                                  10.000000      8.458873                 -15.41%                 1,555         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.256280      8.920487                   8.04%                     0         2004
Insurance Products Fund -          6.588113      8.256280                  25.32%                     0         2003
VIP High Income Portfolio:         6.441805      6.588113                   2.27%                     0         2002
Service Class - Q/NQ               7.408463      6.441805                 -13.05%                     0         2001
                                   9.698668      7.408463                 -23.61%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.900133      9.608736                   7.96%                26,288         2004
Insurance Products Fund -          7.113995      8.900133                  25.11%                22,917         2003
VIP High Income Portfolio:         6.977508      7.113995                   1.96%                 1,563         2002
Service Class 2 - Q/NQ             8.027765      6.977508                 -13.08%                 1,346         2001
                                  10.000000      8.027765                 -19.72%                   326         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.221217      12.207888                 -0.11%                     0         2004
Insurance Products Fund -         12.259742      12.221217                 -0.31%                 2,725         2003
VIP Money Market                  12.214356      12.259742                  0.37%                 2,725         2002
Portfolio: Initial Class -        11.883085      12.214356                  2.79%                 2,725         2001
Q/NQ                              11.321684      11.883085                  4.96%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.022206      10.106028                 12.01%                   123         2004
Insurance Products Fund -          6.383102      9.022206                  41.35%                   287         2003
VIP Overseas Portfolio:            8.118928      6.383102                 -21.38%                   293         2002
Service Class - Q/NQ              10.449433      8.118928                 -22.30%                   301         2001
                                  13.094032      10.449433                -20.20%                   309         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.227481      8.083293                  11.84%                10,762         2004
Insurance Products Fund -          5.119369      7.227481                  41.18%                10,760         2003
VIP Overseas Portfolio:            6.520785      5.119369                 -21.49%                   440         2002
Service Class 2 - Q/NQ             8.380839      6.520785                 -22.19%                 1,385         2001
                                  10.000000      8.380839                 -16.19%                   402         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.055557                 10.56%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.036651                 10.37%                   403         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.318950      11.312503                  9.63%                     0         2004
Insurance Products Fund -          7.797643      10.318950                 32.33%                     0         2003
VIP Value Portfolio:               9.379384      7.797643                 -16.86%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.281005      11.256272                  9.49%                     0         2004
Insurance Products Fund -          7.788048      10.281005                 32.01%                     0         2003
VIP Value Portfolio:               9.379391      7.788048                 -16.97%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.918032      10.313700                  3.99%                     0         2004
Insurance Products Fund II         8.522529      9.918032                  16.37%                     0         2003
- VIP Asset Manager                9.473472      8.522529                 -10.04%                     0         2002
Portfolio: Service Class -        10.024469      9.473472                  -5.50%                     0         2001
Q/NQ                              10.585544      10.024469                 -5.30%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.310001      9.664740                    3.81%                1,787         2004
Insurance Products Fund II         8.016577      9.310001                   16.13%                1,871         2003
- VIP Asset Manager                8.928331      8.016577                  -10.21%                1,932         2002
Portfolio: Service Class 2         9.461349      8.928331                   -5.63%                1,017         2001
- Q/NQ                            10.000000      9.461349                   -5.39%                  706         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.643061      9.030030                    4.48%                    0         2004
Insurance Products Fund II         7.110815      8.643061                   21.55%                    0         2003
- VIP Asset Manager Growth         8.530134      7.110815                  -16.64%                  374         2002
Portfolio: Service Class -         9.344790      8.530134                   -8.72%                  374         2001
Q/NQ                              10.832110      9.344790                  -13.73%                  478         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.000470      8.341084                    4.26%                2,274         2004
Insurance Products Fund II          6588634      8.000470                   21.43%                2,285         2003
- VIP Asset Manager Growth         7.930603      6.588634                  -16.92%                2,297         2002
Portfolio: Service Class 2         8.696670      7.930603                   -8.81%                  380         2001
- Q/NQ                            10.000000      8.696670                  -13.03%                    0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.200042      11.611769                  13.84%                1,351         2004
Insurance Products Fund II         8.051461      10.200042                  26.69%                  968         2003
- VIP Contrafund(R)                  9.006407      8.051461                  -10.60%                  885         2002
Portfolio: Service Class          10.412956      9.006407                  -13.51%                1,336         2001
-Q/NQ                             11.308771      10.412956                  -7.92%                2,321         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.001814      10.231672                  13.66%               97,832         2004
Insurance Products Fund II         7.114325      9.001814                   26.53%               87,606         2003
- VIP Contrafund(R)                  7.973926      7.114325                  -10.78%                5,373         2002
Portfolio: Service Class 2         9.230553      7.973926                  -13.61%                3,657         2001
-Q/NQ                             10.000000      9.230553                   -7.69%                1,089         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.231227      15.537247                   9.18%                  951         2004
Insurance Products Fund II        11.228588      14.231227                  26.74%                1,117         2003
- VIP Index 500 Portfolio:        14.632127      11.228588                 -23.26%                1,083         2002
Initial Class - Q/NQ              16.867202      14.632127                 -13.25%                1,084         2001
                                  18.841144      16.867202                  -10.48                1,469         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 15.100810      15.568577                   3.10%                  470         2004
Insurance Products Fund II        14.542870      15.100810                   3.84%                  509         2003
- VIP Investment Grade            13.353240      14.542870                   8.91%                  628         2002
Bond Portfolio: Initial           12.474251      13.353240                   7.05%                  480         2001
Class - Q/NQ                      11.362789      12.474251                   9.78%                  213         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.574418      9.328480                    8.79%                    0         2004
Insurance Products Fund            6.658000      8.574418                   28.78%                    0         2003
III - VIP Aggressive               9.157514      6.658000                  -27.29%                    0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.476968      9.200241                    8.53%                6,959         2004
Insurance Products Fund            6.592185      8.476968                   28.59%                7,351         2003
III - VIP Aggressive               9.101935      6.592185                  -27.57%                  529         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.333977      9.712163                    4.05%                  526         2004
Insurance Products Fund            8.046522      9.333977                   16.00%                    0         2003
III - VIP Balanced                 8.934702      8.046522                   -9.94%                    0         2002
Portfolio: Service Class -         9.211877      8.934702                   -3.01%                    0         2001
Q/NQ                               9.760484      9.211877                   -5.62%                    0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.670946      10.036473                   3.78%                    0         2004
Insurance Products Fund            8.345241      9.670946                   15.89%                  846         2003
III - VIP Balanced                 9.284604      8.345241                  -10.12%                  846         2002
Portfolio: Service Class 2         9.586975      9.284604                   -3.15%                  846         2001
- Q/NQ                            10.000000      9.586975                   -4.13%                    0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.952969      6.950069                   -0.04%                    0         2004
Insurance Products Fund            5.627584      6.952969                   23.55%                    0         2003
III - VIP Dynamic Capital          6.145793      5.627584                   -8.43%                    0         2002
Appreciation Portfolio:            8.722441      6.145793                  -29.54%                    0         2001
Service Class - Q/NQ              10.000000      8.722441                  -12.78%                    0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.913621      6.911236                   -0.03%                  923         2004
Insurance Products Fund            5.607671      6.913621                   23.29%                  613         2003
III - VIP Dynamic Capital          6.145798      5.607671                   -8.76%                    0         2002
Appreciation Portfolio:            8.722439      6.145798                  -29.54%                    0         2001
Service Class 2 - Q/NQ            10.000000      8.722439                  -12.78%                    0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.618648      8.996038                    4.38%                  156         2004
Insurance Products Fund            7.064839      8.618648                   21.99%                  394         2003
III - VIP Growth & Income          8.592265      7.064839                  -17.78%                  401         2002
Portfolio: Service Class -         9.551417      8.592265                  -10.04%                  904         2001
Q/NQ                              10.047615      9.551417                   -4.94%                  914         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.804187      9.169715                    4.15%               29,140         2004
Insurance Products Fund            7.225962      8.804187                   21.84%               27,895         2003
III - VIP Growth & Income          8.804323      7.225962                  -17.93%               11,093         2002
Portfolio: Service Class 2         9.804049      8.804323                  -10.20%                3,422         2001
- Q/NQ                            10.000000      9.804049                   -1.96%                1,140         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.738055      7.119955                   5.67%                 1,400         2004
Insurance Products Fund            5.265036      6.738055                  27.98%                 1,646         2003
III - VIP Growth                   6.831736      5.265036                 -22.93%                 1,653         2002
Opportunities Portfolio:           8.090436      6.831736                 -15.56%                 1,664         2001
Service Class - Q/NQ               9.896444      8.090436                 -18.25%                 1,675         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.030271      7.417017                   5.50%                   482         2004
Insurance Products Fund            5.504279      7.030271                  27.72%                 2,017         2003
III - VIP Growth                   7.150507      5.504279                 -23.02%                 2,017         2002
Opportunities Portfolio:           8.487973      7.150507                 -15.76%                 4,771         2001
Service Class 2 - Q/NQ            10.000000      8.487973                 -15.12%                   632         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.611335      25.383054                 23.15%                   271         2004
Insurance Products Fund           15.074953      20.611335                 36.73%                   114         2003
III - VIP Mid Cap                 16.951081      15.074953                -11.07%                   114         2002
Portfolio: Service Class -        17.773446      16.951081                 -4.63%                     0         2001
Q/NQ                              13.484146      17.773446                 31.81%                   591         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.868992      15.833562                 23.04%                22,355         2004
Insurance Products Fund            9.430893      12.868992                 36.46%                20,105         2003
III - VIP Mid Cap                 10.619809      9.430893                 -11.20%                 9,047         2002
Portfolio: Service Class 2        11.152532      10.619809                 -4.78%                 3,155         2001
- Q/NQ                            10.000000      11.152532                 11.53%                 1,503         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.334056      13.876536                 12.51%                     0         2004
Insurance Products Fund            7.919547      12.334056                 55.74%                     0         2003
III - VIP Value Strategies        10.000000      7.919547                 -20.80%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.635140      13.073196                 12.36%                19,339         2004
Insurance Products Fund            7.491060      11.635140                 55.32%                16,363         2003
III - VIP Value Strategies        10.000000      7.491060                 -25.09%                 2,372         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.994434      12.072321                  9.80%                   317         2004
Variable Insurance                 8.919895      10.994434                 23.26%                   329         2003
Products Trust - Franklin         10.000000      8.919895                 -10.80%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.149124      11.907766                 17.33%                     0         2004
Variable Insurance                 7.757459      10.149124                 30.83%                     0         2003
Products Trust - Templeton        10.000000      7.757459                 -22.43%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.487724                 14.88%                 1,161         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.020917      12.588940                 14.23%                     0         2004
Index Fund: Class I - Q/NQ         8.292466      11.020917                 32.90%                     0         2003
                                  10.000000      8.292466                 -17.08%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.464165      11.929478                 14.00%                36,383         2004
Index Fund: Class II - Q/NQ        7.894281      10.464165                 32.55%                29,106         2003
                                  10.000000      7.894281                 -21.06%                   541         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.089877      15.560137                 18.87%                 1,755         2004
Emerging Markets Fund:             8.053976      13.089877                 62.53%                 1,755         2003
Class II - Q/NQ                   10.000000      8.053976                 -19.46%                 1,100         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.755232                 17.55%                    99         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.914718      11.124257                  1.92%                36,725         2004
Government Bond Fund:             10.841622      10.914718                  0.67%                42,561         2003
Class I - Q/NQ                    10.000000      10.841622                  8.42%                10,135         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.571403      10.919410                  3.29%               186,083         2004
Investor Destinations              9.925839      10.571403                  6.50%               157,102         2003
Conservative Fund: Class          10.000000      9.925839                  -0.74%                 9,731         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.708098      11.325532                  5.77%               256,040         2004
Investor Destinations              9.541955      10.708098                 12.22%               228,916         2003
Moderately Conservative           10.000000      9.541955                  -4.58%                36,789         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.739172      11.610351                  8.11%               586,190         2004
Investor Destinations              9.063234      10.739172                 18.49%               477,330         2003
Moderate Fund: Class II -         10.000000      9.063234                  -9.37%                67,278         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.789843      11.937446                 10.64%               116,976         2004
Investor Destinations              8.631966      10.789843                 25.00%                90,790         2003
Moderately Aggressive             10.000000      8.631966                 -13.68%                 2,959         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.796657      12.151018                 12.54%                81,002         2004
Investor Destinations              8.295236      10.796657                 30.15%                82,668         2003
Aggressive Fund: Class II         10.000000      8.295236                 -17.05%                   927         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.921370      9.871845                  -0.50%                15,415         2004
Market Fund: Class I - Q/NQ        9.989547      9.921370                  -0.68%                16,422         2003
                                  10.000000      9.989547                  -0.10%                20,947         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.464116      10.571165                 11.70%                 3,355         2004
Fund: Class II - Q/NQ              7.152435      9.464116                  32.32%                 3,242         2003
                                  10.000000      7.152435                 -28.48%                 1,349         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.867254      13.739206                 15.77%                     0         2004
Fund: Class I - Q/NQ               7.665268      11.867254                 54.82%                     0         2003
                                  10.000000      7.665268                 -23.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.988630      12.689202                 15.48%                 4,743         2004
Fund: Class II - Q/NQ              7.116277      10.988630                 54.42%                 5,882         2003
                                  10.000000      7.116277                 -28.84%                 2,273         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.437956      13.436807                 17.48%                     0         2004
Fund: Class I - Q/NQ               8.217975      11.437956                 39.18%                     0         2003
                                  10.000000      8.217975                 -17.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.691686      13.707353                 17.24%                 2,975         2004
Fund: Class II - Q/NQ              8.424256      11.691686                 38.79%                 3,090         2003
                                  10.000000      8.424256                 -15.76%                   117         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.195325      14.139002                 15.94%                 2,550         2004
Risk-Managed Core                 10.000000      12.195325                 21.95%                 2,418         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.059620      9.745270                   7.57%                28,766         2004
Trust - MFS Investors              7.486564      9.059620                  21.01%                26,967         2003
Growth Stock Series:              10.000000      7.486564                 -25.13%                 3,155         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.555127      9.658049                  12.89%                47,473         2004
Trust - MFS Mid Cap Growth         6.344933      8.555127                  34.83%                46,717         2003
Series: Service Class -           10.000000      6.344933                 -36.55%                 5,766         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.503492      9.962379                   4.83%                14,912         2004
Trust - MFS New Discovery          7.216139      9.503492                  31.70%                11,937         2003
Series: Service Class -           10.000000      7.216139                 -27.84%                   264         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.530978      11.935053                 13.33%                24,013         2004
Trust - MFS Value Series:          8.555769      10.530978                 23.09%                20,108         2003
Service Class - Q/NQ              10.000000      8.555769                 -14.44%                 4,639         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.598248      9.961746                   3.79%                     0         2004
Large Cap Growth Fund II -         8.286975      9.598248                  15.82%                     0         2003
Q/NQ                              10.000000      8.286975                 -17.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.469569      11.323225                  8.15%                     0         2004
Large Cap Value Fund II -          7.948753      10.469569                 31.71%                     0         2003
Q/NQ                              10.000000      7.948753                 -20.51%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.708766      11.197188                  4.56%                17,493         2004
Managed Allocation Fund -          9.250520      10.708766                 15.76%                 6,115         2003
Moderate Growth II - Q/NQ         10.000000      9.250520                  -7.49%                   552         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.285193                 12.85%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.950707      10.471128                  5.23%                58,113         2004
Account Funds -                    7.714288      9.950707                  28.99%                52,413         2003
Oppenheimer Capital               10.000000      7.714288                 -22.86%                11,496         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.159875      13.125654                 17.61%                     0         2004
Account Funds -                    7.905631      11.159875                 41.16%                     0         2003
Oppenheimer Global                10.000000      7.905631                 -20.94%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.114787      13.041356                 17.33%                 8,862         2004
Account Funds -                    7.882520      11.114787                 41.01%                21,667         2003
Oppenheimer Global                10.000000      7.882520                 -21.17%                 1,044         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.559051                 15.59%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.541948                 15.42%                16,083         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.766508      12.654892                  7.55%                     0         2004
Account Funds -                    9.617283      11.766508                 22.35%                     0         2003
Oppenheimer High Income           10.000000      9.617283                  -3.83%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.176921      10.963251                  7.73%                46,144         2004
Account Funds -                    8.154921      10.176921                 24.79%                42,029         2003
Oppenheimer Main Street(R)          10.000000      8.154921                 -18.45%                12,576         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.892935      14.017981                 17.87%                     0         2004
Account Funds -                    8.346628      11.892935                 42.49%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.346628                 -16.53%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.132285      12.984518                  7.02%                33,489         2004
Account Funds -                   10.491757      12.132285                 15.64%                30,956         2003
Oppenheimer Strategic Bond        10.000000      10.491757                  4.92%                16,170         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.317191      13.507943                  9.67%                18,297         2004
Putnam VT Growth & Income         10.000000      12.317191                 23.17%                19,217         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.296237      11.808252                 14.69%                     0         2004
Putnam VT International            8.116352      10.296237                 26.86%                     0         2003
Equity Fund: Class IB -           10.000000      8.116352                 -18.84%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.440970      14.252522                 24.57%                     0         2004
Putnam VT Small Cap Value          7.745909      11.440970                 47.70%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.745909                 -22.54%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.117128      10.488156                  3.67%                 4,379         2004
Putnam VT Voyager Fund:            8.206191      10.117128                 23.29%                 4,362         2003
Class IB - Q/NQ                   10.000000      8.206191                 -17.94%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.838950      12.474137                  5.37%                     0         2004
- Capital Appreciation            10.126658      11.838950                 16.91%                     0         2003
Fund - Q/NQ                       10.000000      10.126658                  1.27%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.188579      14.878789                 12.82%                     0         2004
- Growth and Income Fund -        10.563836      13.188579                 24.85%                     0         2003
Q/NQ                              10.000000      10.563836                  5.64%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.255392      16.792113                 17.79%                     0         2004
- International Equity            10.518230      14.255392                 35.53%                     0         2003
Fund - Q/NQ                       10.000000      10.518230                  5.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.475217      10.769220                  2.81%                     0         2004
- Investment Grade Bond           10.252962      10.475217                  2.17%                     0         2003
Fund - Q/NQ                       10.000000      10.252962                  2.53%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.165275      15.179506                 15.30%                     1         2004
- Mid-Cap Equity Fund -           10.282180      13.165275                 28.04%                   444         2003
Q/NQ                              10.000000      10.282180                  2.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.746951      18.076037                 22.57%                     0         2004
- Small Cap Value Equity          10.792634      14.746951                 36.64%                     0         2003
Fund - Q/NQ                       10.000000      10.792634                  7.93%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.200013      15.021037                 13.80%                     0         2004
- Value Income Stock Fund         10.862418      13.200013                 21.52%                     0         2003
- Q/NQ                            10.000000      10.862418                  8.62%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.127043      10.402509                  2.72%                 1,989         2004
Institutional Funds, Inc.         10.000000      10.127043                  1.27%                 1,989         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.784150      17.169565                 34.30%                 3,344         2004
Institutional Funds, Inc.         10.000000      12.784150                 27.84%                 2,788         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.380007      12.030560                 15.90%                53,463         2004
Trust - Comstock                   8.042132      10.380007                 29.07%                53,825         2003
Portfolio: Class II Shares        10.000000      8.042132                 -19.58%                10,224         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.756032      9.227909                   5.39%                27,425         2004
Trust - Emerging Growth            6.983301      8.756032                  25.39%                24,560         2003
Portfolio: Class II Shares        10.000000      6.983301                 -30.17%                 3,268         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.342896      11.309191                  9.34%                 3,507         2004
Funds - AIM V.I. Basic             7.865658      10.342896                 31.49%                 3,118         2003
Value Fund: Series II             10.000000      7.865658                 -21.34%                 1,333         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.743485      10.220648                  4.90%                   432         2004
Funds - AIM V.I. Capital           7.645519      9.743485                  27.44%                   120         2003
Appreciation Fund: Series         10.000000      7.645519                 -23.54%                     1         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.375563      11.821995                 13.94%                     0         2004
Funds - AIM V.I. Capital           7.770099      10.375563                 33.53%                     0         2003
Development Fund: Series I        10.000000      7.770099                 -22.30%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.047926                 10.48%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.790641      13.168351                 22.03%                   403         2004
Funds - AIM V.I.                   8.505730      10.790641                 26.86%                 1,447         2003
International Growth Fund:        10.000000      8.505730                 -14.94%                   840         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.776347      12.099859                 12.28%                   628         2004
Funds - AIM V.I. Mid Cap           8.580130      10.776347                 25.60%                   617         2003
Core Equity Fund: Series I        10.000000      8.580130                 -14.20%                     7         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.104711      10.543680                  4.34%                   407         2004
Funds - AIM V.I. Premier           8.189055      10.104711                 23.39%                   407         2003
Equity Fund: Series I             10.000000      8.189055                 -18.11%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.036954      9.404663                   4.07%                   498         2004
Funds - AIM V.I. Premier           7.338409      9.036954                  23.15%                   701         2003
Equity Fund: Series II            10.000000      7.338409                 -26.62%                   232         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.477829      11.496334                  9.72%                   926         2004
Products Series Fund, Inc.         8.035070      10.477829                 30.40%                   637         2003
- AllianceBernstein Growth        10.000000      8.035070                 -19.65%                   158         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.348050      16.445441                 23.20%                   220         2004
Products Series Fund, Inc.         9.399495      13.348050                 42.01%                   541         2003
- AllianceBernstein               10.000000      9.399495                  -6.01%                   232         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.024540      9.645655                   6.88%                   132         2004
Products Series Fund, Inc.         7.415239      9.024540                  21.70%                   334         2003
-                                 10.000000      7.415239                 -25.85%                     1         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.567456      14.762630                 17.47%                 4,269         2004
Products Series Fund, Inc.         9.041866      12.567456                 38.99%                 2,554         2003
- AllianceBernstein               10.000000      9.041866                  -9.58%                 2,023         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.134407      13.388008                 20.24%                 1,593         2004
Portfolios - Small Cap             8.191760      11.134407                 35.92%                 1,106         2003
Stock Index Portfolio:            10.000000      8.191760                 -18.08%                   561         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.877350      10.349184                  4.78%                     0         2004
Responsible Growth Fund,           7.946130      9.877350                  24.30%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.946130                 -20.54%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.712354      11.692238                  9.15%                 5,424         2004
Inc.: Initial Shares - Q/NQ        8.459411      10.712354                 26.63%                 2,017         2003
                                  10.000000      8.459411                 -15.41%                   462         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.127629      13.202468                  8.86%                 1,626         2004
Inc.: Service Shares - Q/NQ       10.000000      12.127629                 21.28%                 2,055         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.134283      10.947354                  8.02%                 3,333         2004
- Federated American               8.068616      10.134283                 25.60%                 2,210         2003
Leaders Fund II: Service          10.000000      8.068616                 -19.31%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.953008      10.516739                  5.66%                   593         2004
- Federated Capital                8.144447      9.953008                  22.21%                   371         2003
Appreciation Fund II:             10.000000      8.144447                 -18.56%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.926298      12.960704                  8.67%                 1,382         2004
- Federated High Income            9.926218      11.926298                 20.15%                 1,336         2003
Bond Fund II: Service             10.000000      9.926218                  -0.74%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.065683      11.326404                 12.52%                     0         2004
- Federated International          7.738265      10.065683                 30.08%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.738265                 -22.62%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.223975      12.781116                 13.87%                 1,056         2004
- Federated Mid Cap Growth         8.122192      11.223975                 38.19%                   508         2003
Strategies Fund II - Q/NQ         10.000000      8.122192                 -18.78%                   335         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.923501      11.166125                  2.22%                 2,462         2004
- Federated Quality Bond          10.581411      10.923501                  3.23%                 1,887         2003
Fund II: Primary Shares -         10.000000      10.581411                  5.81%                   588         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.008918      11.220847                  1.93%                 7,672         2004
- Federated Quality Bond          10.685195      11.008918                  3.03%                 6,729         2003
Fund II: Service Shares -         10.000000      10.685195                  6.85%                 1,749         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.819563      10.789637                  9.88%                 5,189         2004
Insurance Products Fund -          7.643847      9.819563                  28.46%                 2,441         2003
VIP Equity-Income                  9.335364      7.643847                 -18.12%                 1,242         2002
Portfolio: Service Class -         9.971310      9.335364                  -6.38%                     0         2001
Q/NQ                               9.331958      9.971310                   6.85%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.629486      11.663942                  9.73%                15,993         2004
Insurance Products Fund -          8.286504      10.629486                 28.27%                12,098         2003
VIP Equity-Income                 10.139075      8.286504                 -18.27%                12,379         2002
Portfolio: Service Class 2        10.845425      10.139075                 -6.51%                 7,580         2001
- Q/NQ                            10.000000      10.845425                  8.45%                   875         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.932488      8.080785                   1.87%                   584         2004
Insurance Products Fund -          6.055751      7.932488                  30.99%                   584         2003
VIP Growth Portfolio:              8.794661      6.055751                 -31.14%                   584         2002
Service Class - Q/NQ              10.836830      8.794661                 -18.84%                   584         2001
                                  12.351314      10.836830                -12.26%                   584         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.159459      6.266039                   1.73%                27,120         2004
Insurance Products Fund -          4.710748      6.159459                  30.75%                26,081         2003
VIP Growth Portfolio:              6.850854      4.710748                 -31.24%                20,879         2002
Service Class 2 - Q/NQ             8.456041      6.850854                 -18.98%                15,553         2001
                                  10.000000      8.456041                 -15.44%                 2,264         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.236757      8.894890                   7.99%                     0         2004
Insurance Products Fund -          6.575866      8.236757                  25.26%                     0         2003
VIP High Income Portfolio:         6.433089      6.575866                   2.22%                     0         2002
Service Class - Q/NQ               7.402223      6.433089                 -13.09%                     0         2001
                                   9.695407      7.402223                 -23.65%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.883631      9.586071                   7.91%                12,611         2004
Insurance Products Fund -          7.104400      8.883631                  25.04%                12,380         2003
VIP High Income Portfolio:         6.971623      7.104400                   1.90%                 4,916         2002
Service Class 2 - Q/NQ             8.025085      6.971623                 -13.13%                 1,930         2001
                                  10.000000      8.025085                 -19.75%                   138         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.048266      11.030627                 -0.16%                     0         2004
Insurance Products Fund -         11.088712      11.048266                 -0.36%                     0         2003
VIP Money Market                  11.053262      11.088712                  0.32%                     0         2002
Portfolio: Initial Class -        10.758964      11.053262                  2.74%                     0         2001
Q/NQ                              10.255839      10.758964                  4.91%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.000904      10.077059                 11.96%                     0         2004
Insurance Products Fund -          6.371254      9.000904                  41.27%                     0         2003
VIP Overseas Portfolio:            8.107973      6.371254                 -21.42%                     0         2002
Service Class - Q/NQ              10.440659      8.107973                 -22.34%                     0         2001
                                  13.089636      10.440659                -20.24%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.214099      8.064238                  11.78%                 1,475         2004
Insurance Products Fund -          5.112463      7.214099                  41.11%                 2,405         2003
VIP Overseas Portfolio:            6.515292      5.112463                 -21.53%                 1,041         2002
Service Class 2 - Q/NQ             8.378040      6.515292                 -22.23%                   832         2001
                                  10.000000      8.378040                 -16.22%                   468         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.051851                 10.52%                   111         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.032954                 10.33%                   717         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.305412      11.291944                  9.57%                     0         2004
Insurance Products Fund -          7.791370      10.305412                 32.27%                     0         2003
VIP Value Portfolio:               9.376602      7.791370                 -16.91%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.267558      11.235866                  9.43%                   818         2004
Insurance Products Fund -          7.781795      10.267558                 31.94%                   760         2003
VIP Value Portfolio:               9.376614      7.781795                 -17.01%                   691         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.894625      10.284145                  3.94%                     0         2004
Insurance Products Fund II         8.506718      9.894625                  16.32%                     0         2003
- VIP Asset Manager                9.460683      8.506718                 -10.08%                     0         2002
Portfolio: Service Class -        10.016038      9.460683                  -5.54%                     0         2001
Q/NQ                              10.581982      10.016038                 -5.35%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.292716      9.641923                   3.76%                     0         2004
Insurance Products Fund II         8.005752      9.292716                  16.08%                     0         2003
- VIP Asset Manager                8.920800      8.005752                 -10.26%                     0         2002
Portfolio: Service Class 2         9.458184      8.920800                  -5.68%                 2,211         2001
- Q/NQ                            10.000000      9.458184                  -5.42%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.622664      9.004148                   4.42%                     0         2004
Insurance Products Fund II         7.097620      8.622664                  21.49%                     0         2003
- VIP Asset Manager Growth         8.518628      7.097620                 -16.68%                     0         2002
Portfolio: Service Class -         9.336943      8.518628                  -8.76%                     0         2001
Q/NQ                              10.828467      9.336943                 -13.77%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.985620      8.321388                   4.20%                   478         2004
Insurance Products Fund II         6.579734      7.985620                  21.37%                   478         2003
- VIP Asset Manager Growth         7.923906      6.579734                 -16.96%                   478         2002
Portfolio: Service Class 2         8.693759      7.923906                  -8.86%                   478         2001
- Q/NQ                            10.000000      8.693759                 -13.06%                   155         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.175962      11.578484                 13.78%                 1,591         2004
Insurance Products Fund II         8.036519      10.175962                 26.62%                 1,078         2003
- VIP Contrafund(R)                  8.994259      8.036519                 -10.65%                   880         2002
Portfolio: Service Class          10.404221      8.994259                 -13.55%                   552         2001
-Q/NQ                             11.304975      10.404221                 -7.97%                   552         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.985088      10.207500                 13.60%                20,330         2004
Insurance Products Fund II         7.104697      8.985088                   26.47                13,907         2003
- VIP Contrafund(R)                  7.967172      7.104697                 -10.83%                 7,322         2002
Portfolio: Service Class 2         9.227456      7.967172                 -13.66%                 5,144         2001
-Q/NQ                             10.000000      9.227456                  -7.73%                 1,679         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.156327      8.900340                   9.12%                13,317         2004
Insurance Products Fund II         6.438691      8.156327                  26.68%                13,364         2003
- VIP Index 500 Portfolio:         8.394605      6.438691                 -23.30%                13,463         2002
Initial Class - Q/NQ               9.681826      8.394605                 -13.30%                11,142         2001
                                  10.820327      9.681826                 -10.52%                 1,658         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.994199      13.389914                  3.05%                 6,652         2004
Insurance Products Fund II        12.520432      12.994199                  3.78%                 7,928         2003
- VIP Investment Grade            11.502068      12.520432                  8.85%                 7,997         2002
Bond Portfolio: Initial           10.750405      11.502068                  6.99%                 5,056         2001
Class - Q/NQ                       9.797473      10.750405                  9.73%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.561402            9.309614                   8.74%                     0         2004
Insurance Products Fund      6.651259            8.561402                  28.72%                     0         2003
III - VIP Aggressive         9.152878            6.651259                 -27.33%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.464083            9.181596                   8.48%                 1,443         2004
Insurance Products Fund      6.585493            8.464083                  28.53%                   931         2003
III - VIP Aggressive         9.097328            6.585493                 -27.61%                   554         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.311935            9.684330                   4.00%                     0         2004
Insurance Products Fund      8.031583            9.311935                  15.94%                     0         2003
III - VIP Balanced           8.922649            8.031583                  -9.99%                     0         2002
Portfolio: Service Class -   9.204144            8.922649                  -3.06%                     0         2001
Q/NQ                         9.757211            9.204144                  -5.67%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.652988            10.012756                  3.73%                10,148         2004
Insurance Products Fund      8.333960            9.652988                  15.83%                10,504         2003
III - VIP Balanced           9.276764            8.333960                 -10.16%                12,357         2002
Portfolio: Service Class 2   9.583762            9.276764                  -3.20%                 7,675         2001
- Q/NQ                       10.000000           9.583762                  -4.19%                    28         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.941526            6.935120                  -0.09%                     0         2004
Insurance Products Fund      5.621167            6.941526                  23.49%                     0         2003
III - VIP Dynamic Capital    6.141897            5.621167                  -8.48%                     0         2002
Appreciation Portfolio:      8.721374            6.141897                 -29.58%                     0         2001
Service Class - Q/NQ         10.000000           8.721374                 -12.79%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.902238            6.896354                  -0.09%                   697         2004
Insurance Products Fund      5.601275            6.902238                  23.23%                   715         2003
III - VIP Dynamic Capital    6.141898            5.601275                  -8.80%                   727         2002
Appreciation Portfolio:      8.721370            6.141898                 -29.58%                    98         2001
Service Class 2 - Q/NQ       10.000000           8.721370                 -12.79%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.598302            8.970260                   4.33%                     0         2004
Insurance Products Fund      7.051740            8.598302                  21.93%                     0         2003
III - VIP Growth & Income    8.580686            7.051740                 -17.82%                     0         2002
Portfolio: Service Class -   9.543409            8.580686                 -10.09%                     0         2001
Q/NQ                         10.044245           9.543409                  -4.99%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.787827            9.148031                   4.10%                 6,602         2004
Insurance Products Fund      7.216199            8.787827                  21.78%                 6,287         2003
III - VIP Growth & Income    8.796886            7.216199                 -17.97%                 6,563         2002
Portfolio: Service Class 2   9.800774            8.796886                 -10.24%                 5,496         2001
- Q/NQ                       10.000000           9.800774                  -1.99%                   793         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.722142      7.099552                   5.61%                     0         2004
Insurance Products Fund            5.255255      6.722142                  27.91%                     0         2003
III - VIP Growth                   6.822514      5.255255                 -22.97%                     0         2002
Opportunities Portfolio:           8.083647      6.822514                 -15.60%                     0         2001
Service Class - Q/NQ               9.893125      8.083647                 -18.29%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.017198      7.399470                   5.45%                 2,703         2004
Insurance Products Fund            5.496828      7.017198                  27.66%                 2,240         2003
III - VIP Growth                   7.144460      5.496828                 -23.06%                 1,820         2002
Opportunities Portfolio:           8.485135      7.144460                 -15.80%                 1,232         2001
Service Class 2 - Q/NQ            10.000000      8.485135                 -15.15%                   344         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.562700      25.310346                 23.09%                     0         2004
Insurance Products Fund           15.046994      20.562700                 36.66%                     0         2003
III - VIP Mid Cap                 16.928228      15.046994                -11.11%                     0         2002
Portfolio: Service Class -        17.758535      16.928228                 -4.68%                     0         2001
Q/NQ                              13.479627      17.758535                 31.74%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.845097      15.796161                 22.97%                14,505         2004
Insurance Products Fund            9.418141      12.845097                 36.39%                 9,321         2003
III - VIP Mid Cap                 10.610836      9.418141                 -11.24%                 6,971         2002
Portfolio: Service Class 2        11.148798      10.610836                 -4.83%                 5,228         2001
- Q/NQ                            10.000000      11.148798                 11.49%                 1,056         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.324177      13.858401                 12.45%                     0         2004
Insurance Products Fund            7.917213      12.324177                 55.66%                     0         2003
III - VIP Value Strategies        10.000000      7.917213                 -20.83%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.625298      13.055515                 12.30%                 2,150         2004
Insurance Products Fund            7.488515      11.625298                 55.24%                   416         2003
III - VIP Value Strategies        10.000000      7.488515                 -25.11%                     2         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.985656      12.056574                  9.75%                 2,883         2004
Variable Insurance                 8.917289      10.985656                 23.20%                 1,668         2003
Products Trust - Franklin         10.000000      8.917289                 -10.83%                   937         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.140996      11.892201                 17.27%                   858         2004
Variable Insurance                 7.755176      10.140996                 30.76%                   862         2003
Products Trust - Templeton        10.000000      7.755176                 -22.45%                   242         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.483870                 14.84%                 1,197         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.012115      12.572519                 14.17%                   986         2004
Index Fund: Class I - Q/NQ         8.290043      11.012115                 32.84%                   448         2003
                                  10.000000      8.290043                 -17.10%                   343         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.455326      11.913365                 13.95%                 7,672         2004
Index Fund: Class II - Q/NQ        7.891605      10.455326                 32.49%                 7,607         2003
                                  10.000000      7.891605                 -21.08%                 1,355         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.077434      15.537481                 18.81%                    15         2004
Emerging Markets Fund:             8.050390      13.077434                 62.44%                     0         2003
Class II - Q/NQ                   10.000000      8.050390                 -19.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.751298                 17.51%                    50         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.904343      11.108046                  1.87%                 6,220         2004
Government Bond Fund:             10.836803      10.904343                  0.62%                 5,858         2003
Class I - Q/NQ                    10.000000      10.836803                  8.37%                 2,134         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.561348      10.903500                  3.24%                35,886         2004
Investor Destinations              9.921424      10.561348                  6.45%                35,387         2003
Conservative Fund: Class          10.000000      9.921424                  -0.79%                 1,361         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.697917      11.309015                  5.71%                27,765         2004
Investor Destinations              9.537718      10.697917                 12.16%                28,234         2003
Moderately Conservative           10.000000      9.537718                  -4.62%                12,545         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.728960      11.593435                  8.06%                39,897         2004
Investor Destinations              9.059205      10.728960                 18.43%                48,382         2003
Moderate Fund: Class II -         10.000000      9.059205                  -9.41%                14,068         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.779607      11.920075                 10.58%                41,846         2004
Investor Destinations              8.628136      10.779607                 24.94%                33,900         2003
Moderately Aggressive             10.000000      8.628136                 -13.72%                 2,081         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.786400      12.133326                 12.49%                 6,368         2004
Investor Destinations              8.291554      10.786400                 30.09%                 3,304         2003
Aggressive Fund: Class II         10.000000      8.291554                 -17.08%                   369         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.911746      9.857276                  -0.55%                 5,585         2004
Market Fund: Class I - Q/NQ        9.984915      9.911746                  -0.73%                 9,012         2003
                                  10.000000      9.984915                  -0.15%                 3,400         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.455124      10.555783                 11.64%                   860         2004
Fund: Class II - Q/NQ              7.149258      9.455124                  32.25%                   503         2003
                                  10.000000      7.149258                 -28.51%                   436         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.857775      13.721274                 15.72%                     0         2004
Fund: Class I - Q/NQ               7.663022      11.857775                 54.74%                     0         2003
                                  10.000000      7.663022                 -23.37%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.979354      12.672075                 15.42%                 2,075         2004
Fund: Class II - Q/NQ              7.113856      10.979354                 54.34%                 1,683         2003
                                  10.000000      7.113856                 -28.86%                   271         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.428827      13.419272                 17.42%                   209         2004
Fund: Class I - Q/NQ               8.215557      11.428827                 39.11%                   163         2003
                                  10.000000      8.215557                 -17.84%                    82         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.680579      13.687396                 17.18%                 1,349         2004
Fund: Class II - Q/NQ              8.420509      11.680579                 38.72%                 1,921         2003
                                  10.000000      8.420509                 -15.79%                     1         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.191193      14.127044                 15.88%                   143         2004
Risk-Managed Core                 10.000000      12.191193                 21.91%                   143         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.050991      9.731070                   7.51%                 1,772         2004
Trust - MFS Investors              7.483218      9.050991                  20.95%                 1,488         2003
Growth Stock Series:              10.000000      7.483218                 -25.17%                   710         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.546993      9.643989                  12.83%                 3,635         2004
Trust - MFS Mid Cap Growth         6.342111      8.546993                  34.77%                 3,064         2003
Series: Service Class -           10.000000      6.342111                 -36.58%                 1,486         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.494463      9.947877                   4.78%                 2,513         2004
Trust - MFS New Discovery          7.212924      9.494463                  31.63%                 2,592         2003
Series: Service Class -           10.000000      7.212924                 -27.87%                   480         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.520966      11.917674                 13.28%                 2,343         2004
Trust - MFS Value Series:          8.551956      10.520966                 23.02%                 2,037         2003
Service Class - Q/NQ              10.000000      8.551956                 -14.48%                   478         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.590578      9.948728                   3.73%                 1,672         2004
Large Cap Growth Fund II -         8.284542      9.590578                  15.76%                 1,568         2003
Q/NQ                              10.000000      8.284542                 -17.15%                   741         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.461217      11.308456                  8.10%                 2,436         2004
Large Cap Value Fund II -          7.946434      10.461217                 31.65%                 2,197         2003
Q/NQ                              10.000000      7.946434                 -20.54%                 1,546         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.700202      11.182581                  4.51%                32,444         2004
Managed Allocation Fund -          9.247814      10.700202                 15.71%                17,305         2003
Moderate Growth II - Q/NQ         10.000000      9.247814                  -7.52%                 8,265         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.281422                 12.81%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.941238      10.455857                  5.18%                 9,543         2004
Account Funds -                    7.710849      9.941238                  28.93%                 6,312         2003
Oppenheimer Capital               10.000000      7.710849                 -22.89%                 2,606         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.150942      13.108510                 17.56%                   109         2004
Account Funds -                    7.903306      11.150942                 41.09%                     0         2003
Oppenheimer Global                10.000000      7.903306                 -20.97%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.104212      13.022346                 17.27%                 1,660         2004
Account Funds -                    7.879014      11.104212                 40.93%                 2,055         2003
Oppenheimer Global                10.000000      7.879014                 -21.21%                 1,041         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.555181                 15.55%                   642         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.538075                 15.38%                 2,762         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.757098      12.638383                  7.50%                 1,232         2004
Account Funds -                    9.614461      11.757098                 22.29%                 1,178         2003
Oppenheimer High Income           10.000000      9.614461                  -3.86%                   413         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.167227      10.947268                  7.67%                 9,312         2004
Account Funds -                    8.151281      10.167227                 24.73%                 7,000         2003
Oppenheimer Main Street(R)          10.000000      8.151281                 -18.49%                   535         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.883439      13.999701                 17.81%                   193         2004
Account Funds -                    8.344179      11.883439                 42.42%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.344179                 -16.56%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.120763      12.965604                  6.97%                 9,572         2004
Account Funds -                   10.487103      12.120763                 15.58%                 4,665         2003
Oppenheimer Strategic Bond        10.000000      10.487103                  4.87%                 1,956         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.313029      13.496539                  9.61%                     0         2004
Putnam VT Growth & Income         10.000000      12.313029                 23.13%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.288016      11.792848                 14.63%                   252         2004
Putnam VT International            8.113976      10.288016                 26.79%                   413         2003
Equity Fund: Class IB -           10.000000      8.113976                 -18.86%                   285         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.431845      14.233948                 24.51%                   885         2004
Putnam VT Small Cap Value          7.743645      11.431845                 47.63%                   781         2003
Fund: Class IB - Q/NQ             10.000000      7.743645                 -22.56%                   414         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.109062      10.474490                  3.61%                   546         2004
Putnam VT Voyager Fund:            8.203790      10.109062                 23.22%                   297         2003
Class IB - Q/NQ                   10.000000      8.203790                 -17.96%                   189         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.831619      12.460104                  5.31%                     0         2004
- Capital Appreciation            10.125511      11.831619                 16.85%                     0         2003
Fund - Q/NQ                       10.000000      10.125511                  1.26%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.180410      14.862048                 12.76%                     0         2004
- Growth and Income Fund -        10.562653      13.180410                 24.78%                     0         2003
Q/NQ                              10.000000      10.562653                  5.63%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.246585      16.773238                 17.74%                     0         2004
- International Equity            10.517049      14.246585                 35.46%                     0         2003
Fund - Q/NQ                       10.000000      10.517049                  5.17%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.468736      10.757104                  2.75%                     0         2004
- Investment Grade Bond           10.251810      10.468736                  2.12%                     0         2003
Fund - Q/NQ                       10.000000      10.251810                  2.52%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.157156      15.162464                 15.24%                     0         2004
- Mid-Cap Equity Fund -           10.281027      13.157156                 27.98%                     0         2003
Q/NQ                              10.000000      10.281027                  2.81%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.737851      18.055735                 22.51%                     0         2004
- Small Cap Value Equity          10.791425      14.737851                 36.57%                     0         2003
Fund - Q/NQ                       10.000000      10.791425                  7.91%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.191849      15.004148                 13.74%                     0         2004
- Value Income Stock Fund         10.861198      13.191849                 21.46%                     0         2003
- Q/NQ                            10.000000      10.861198                  8.61%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.123619      10.393726                  2.67%                     0         2004
Institutional Funds, Inc.         10.000000      10.123619                  1.24%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.779818      17.155060                 34.24%                   377         2004
Institutional Funds, Inc.         10.000000      12.779818                 27.80%                   117         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.370139      12.013045                 15.84%                 2,606         2004
Trust - Comstock                   8.038554      10.370139                 29.01%                 2,883         2003
Portfolio: Class II Shares        10.000000      8.038554                 -19.61%                 1,186         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.747711      9.214461                   5.34%                   890         2004
Trust - Emerging Growth            6.980196      8.747711                  25.32%                   411         2003
Portfolio: Class II Shares        10.000000      6.980196                 -30.20%                   327         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.333046          11.292701              9.29%               225,321         2004
Funds - AIM V.I. Basic             7.862159          10.333046             31.43%               230,784         2003
Value Fund: Series II             10.000000           7.862159            -21.38%               158,659         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.734207          10.205740              4.84%                26,427         2004
Funds - AIM V.I. Capital           7.642114           9.734207             27.38%                44,791         2003
Appreciation Fund: Series         10.000000           7.642114            -23.58%                16,161         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.367247          11.806543             13.88%                     0         2004
Funds - AIM V.I. Capital           7.767805          10.367247             33.46%                     0         2003
Development Fund: Series I        10.000000           7.767805            -22.32%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000          11.044227             10.44%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.780375          13.149159             21.97%                11,057         2004
Funds - AIM V.I.                   8.501943          10.780375             26.80%                18,303         2003
International Growth Fund:        10.000000           8.501943            -14.98%                15,086         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.767745          12.084078             12.22%                     0         2004
Funds - AIM V.I. Mid Cap           8.577612          10.767745             25.53%                     0         2003
Core Equity Fund: Series I        10.000000           8.577612            -14.22%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.096629          10.529912              4.29%                     0         2004
Funds - AIM V.I. Premier           8.186653          10.096629             23.33%                     0         2003
Equity Fund: Series I             10.000000           8.186653            -18.13%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.028370           9.390958              4.02%                46,058         2004
Funds - AIM V.I. Premier           7.335142           9.028370             23.08%                45,928         2003
Equity Fund: Series II            10.000000           7.335142            -26.65%                33,664         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.467853          11.479574              9.67%                45,867         2004
Products Series Fund, Inc.         8.031487          10.467853             30.34%                42,541         2003
- AllianceBernstein Growth        10.000000           8.031487            -19.69%                 9,186         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.335355          16.421483             23.14%                43,253         2004
Products Series Fund, Inc.         9.395309          13.335355             41.94%                55,104         2003
- AllianceBernstein               10.000000           9.395309             -6.05%                20,507         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.015945           9.631582              6.83%                19,982         2004
Products Series Fund, Inc.         7.411934           9.015945             21.64%                20,244         2003
-                                 10.000000           7.411934            -25.88%                11,221         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.555503          14.741121             17.41%               112,118         2004
Products Series Fund, Inc.         9.037846          12.555503             38.92%               111,887         2003
- AllianceBernstein               10.000000           9.037846             -9.62%                62,093         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.125505          13.370529             20.18%                     0         2004
Portfolios - Small Cap             8.189355          11.125505             35.85%                     0         2003
Stock Index Portfolio:            10.000000           8.189355            -18.11%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.869440          10.335642              4.72%                     0         2004
Responsible Growth Fund,           7.943798           9.869440             24.24%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000           7.943798            -20.56%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.703790          11.676970              9.09%                   101         2004
Inc.: Initial Shares - Q/NQ        8.456927          10.703790             26.57%                     0         2003
                                  10.000000           8.456927            -15.43%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.123517          13.191304              8.81%                 3,780         2004
Inc.: Service Shares - Q/NQ       10.000000          12.123517             21.24%                 1,404         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.125718          10.932561              7.97%                 4,656         2004
- Federated American               8.065883          10.125718             25.54%                 4,697         2003
Leaders Fund II: Service          10.000000           8.065883            -19.34%                 1,400         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.944592          10.502525              5.61%                10,595         2004
- Federated Capital                8.141683           9.944592             22.14%                10,274         2003
Appreciation Fund II:             10.000000           8.141683            -18.58%                 1,832         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.914948          12.941802              8.62%               168,410         2004
- Federated High Income            9.921791          11.914948             20.09%               156,880         2003
Bond Fund II: Service             10.000000           9.921791             -0.78%                37,992         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.057623          11.311600             12.47%                     0         2004
- Federated International          7.735988          10.057623             30.01%                     0         2003
Equity Fund II - Q/NQ             10.000000           7.735988            -22.64%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.215024          12.764448             13.82%                     0         2004
- Federated Mid Cap Growth         8.119806          11.215024             38.12%                     0         2003
Strategies Fund II - Q/NQ         10.000000           8.119806            -18.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.914759          11.151529              2.17%                 2,842         2004
- Federated Quality Bond          10.578305          10.914759              3.18%                 2,643         2003
Fund II: Primary Shares -         10.000000          10.578305              5.78%                 1,208         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.999606          11.205669              1.87%               131,081         2004
- Federated Quality Bond          10.681568          10.999606              2.98%                97,522         2003
Fund II: Service Shares -         10.000000          10.681568              6.82%                31,284         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.796359          10.758699              9.82%                 6,661         2004
Insurance Products Fund -          7.629651           9.796359             28.40%                 5,439         2003
VIP Equity-Income                  9.322767           7.629651            -18.16%                 5,813         2002
Portfolio: Service Class -         9.962936           9.322767             -6.43%                 5,813         2001
Q/NQ                               9.328815           9.962936              6.80%                 5,439         2000
                                  10.000000           9.328815             -6.71%                   887         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.609740          11.636390              9.68%               159,750         2004
Insurance Products Fund -          8.275306          10.609740             28.21%               136,535         2003
VIP Equity-Income                 10.130513           8.275306            -18.31%                54,421         2002
Portfolio: Service Class 2        10.841799      10.130513                 -6.56%                33,937         2001
- Q/NQ                            10.000000      10.841799                  8.42%                   290         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.913744      8.057605                   1.82%                12,255         2004
Insurance Products Fund -          6.044501      7.913744                  30.92%                12,425         2003
VIP Growth Portfolio:              8.782784      6.044501                 -31.18%                12,624         2002
Service Class - Q/NQ               10.82775           8.782784            -18.89%                12,624         2001
                                   12.34719          10.827725            -12.31%                15,177         2000
                                   10.00000          12.347169             23.47%                 5,165         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.148010           6.251228              1.68%               135,927         2004
Insurance Products Fund -          4.704372           6.148010             30.69%               139,665         2003
VIP Growth Portfolio:              6.845050           4.704372            -31.27%                82,388         2002
Service Class 2 - Q/NQ             8.453200           6.845050            -19.02%                48,765         2001
                                  10.000000           8.453200            -15.47%                 6,156         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.217303           8.869387              7.94%                 1,907         2004
Insurance Products Fund -          6.563665           8.217303             25.19%                 1,907         2003
VIP High Income Portfolio:         6.424407           6.563665              2.17%                 1,144         2002
Service Class - Q/NQ               7.396001           6.424407            -13.14%                 1,144         2001
                                   9.692137           7.396001            -23.69%                   912         2000
                                  10.000000           9.692137             -3.08%                   107         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.867151           9.563436              7.85%               207,281         2004
Insurance Products Fund -          7.094811           8.867151             24.98%               182,248         2003
VIP High Income Portfolio:         6.965740           7.094811              1.85%                35,275         2002
Service Class 2 - Q/NQ             8.022393           6.965740            -13.17%                 5,315         2001
                                  10.000000           8.022393            -19.78%                 1,161         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.132788          12.107279             -0.21%                   458         2004
Insurance Products Fund -         12.183380          12.132788             -0.42%                 1,317         2003
VIP Money Market                  12.150588          12.183380              0.27%                   458         2002
Portfolio: Initial Class -        11.833100          12.150588              2.68%                   445         2001
Q/NQ                              11.285433          11.833100              4.85%                   425         2000
                                  10.883253          11.285433              3.70%                     0         1999
                                  10.465899          10.883253              3.99%                     0         1998
                                  10.000000          10.465899              4.66%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.979640          10.048165             11.90%                 3,077         2004
Insurance Products Fund -          6.359429           8.979640             41.20%                 3,248         2003
VIP Overseas Portfolio:            8.097034           6.359429            -21.46%                 3,319         2002
Service Class - Q/NQ               10.43193           8.097034            -22.38%                 3,319         2001
                                   13.08524          10.431903            -20.28%                 4,184         2000
                                   10.00000          13.085254             30.85%                 2,248         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.200679      8.045150                  11.73%                43,108         2004
Insurance Products Fund -          5.105546      7.200679                  41.04%                40,756         2003
VIP Overseas Portfolio:            6.509775      5.105546                 -21.57%                32,984         2002
Service Class 2 - Q/NQ             8.375228      6.509775                 -22.27%                11,309         2001
                                  10.000000      8.375228                 -16.25%                 1,703         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.048142                 10.48%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.029257                 10.29%                 4,075         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.291932      11.271454                  9.52%                     0         2004
Insurance Products Fund -          7.785111      10.291932                 32.20%                     0         2003
VIP Value Portfolio:               9.373829      7.785111                 -16.95%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.254116      11.215459                  9.38%                 9,436         2004
Insurance Products Fund -          7.775549      10.254116                 31.88%                10,207         2003
VIP Value Portfolio:               9.373834      7.775549                 -17.05%                 9,938         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.871250           10.254647             3.88%                     0         2004
Insurance Products Fund II         8.490924            9.871250            16.26%                     0         2003
- VIP Asset Manager                9.447928            8.490924           -10.13%                     0         2002
Portfolio: Service Class -        10.007639            9.447928            -5.59%                     0         2001
Q/NQ                              10.578425           10.007639            -5.40%                     0         2000
                                  10.000000           10.578425             5.78%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.275444            9.619127             3.71%                 6,241         2004
Insurance Products Fund II         7.994917            9.275444            16.02%                 6,241         2003
- VIP Asset Manager                8.913246            7.994917           -10.30%                 6,256         2002
Portfolio: Service Class 2         9.455005            8.913246            -5.73%                 6,309         2001
- Q/NQ                            10.000000            9.455005            -5.45%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.602284            8.978318             4.37%                 2,006         2004
Insurance Products Fund II         7.084437            8.602284            21.43%                 2,006         2003
- VIP Asset Manager Growth         8.507129            7.084437           -16.72%                 2,156         2002
Portfolio: Service Class -         9.329098            8.507129            -8.81%                 2,156         2001
Q/NQ                              10.824826            9.329098           -13.82%                 2,416         2000
                                  10.000000           10.824826             8.25%                   219         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.970806            8.301731             4.15%                 2,881         2004
Insurance Products Fund II         6.570858            7.970806            21.31%                 2,881         2003
- VIP Asset Manager Growth         7.917224            6.570858           -17.01%                 1,887         2002
Portfolio: Service Class 2         8.690850            7.917224            -8.90%                 1,946         2001
- Q/NQ                            10.000000            8.690850           -13.09%                   744         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.151933           11.545292            13.73%                 6,567         2004
Insurance Products Fund II         8.021598           10.151933            26.56%                 6,971         2003
- VIP Contrafund(R)                  8.982108            8.021598           -10.69%                 7,189         2002
Portfolio: Service Class          10.395475            8.982108           -13.60%                 7,279         2001
-Q/NQ                             11.301172           10.395475            -8.01%                 7,042         2000
                                  10.000000           11.301172            13.01%                   311         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.968416           10.183387            13.55%               236,945         2004
Insurance Products Fund II         7.095110            8.968416            26.40%               242,252         2003
- VIP Contrafund(R)                  7.960462            7.095110           -10.87%               108,373         2002
Portfolio: Service Class 2         9.224369            7.960462           -13.70%                27,316         2001
-Q/NQ                             10.000000            9.224369            -7.76%                 1,556         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.131388           15.412633             9.07%                32,556         2004
Insurance Products Fund II        11.161105           14.131388            26.61%                36,714         2003
- VIP Index 500 Portfolio:        14.558975           11.161105           -23.34%                31,573         2002
Initial Class - Q/NQ              16.800024           14.558975           -13.34%                25,758         2001
                                  18.785022           16.800024           -10.57%                13,185         2000
                                  15.809112           18.785022            18.82%                 2,681         1999
                                  12.494291           15.809112            26.53%                     0         1998
                                  10.000000           12.494291            24.94%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.991569          15.440288              2.99%                10,346         2004
Insurance Products Fund II        14.452314          14.991569              3.73%                 9,079         2003
- VIP Investment Grade            13.283557          14.452314              8.80%                14,256         2002
Bond Portfolio: Initial           12.421795          13.283557              6.94%                 8,609         2001
Class - Q/NQ                      11.326409          12.421795              9.67%                 1,129         2000
                                  11.609070          11.326409             -2.43%                   481         1999
                                  10.817010          11.609070              7.32%                     0         1998
                                  10.000000          10.817010              8.17%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.548381           9.290732              8.68%                     0         2004
Insurance Products Fund            6.644515           8.548381             28.65%                     0         2003
III - VIP Aggressive               9.148248           6.644515            -27.37%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.451242           9.163027              8.42%                11,121         2004
Insurance Products Fund            6.578835           8.451242             28.46%                11,404         2003
III - VIP Aggressive               9.092738           6.578835            -27.65%                 6,547         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.289956           9.656567              3.95%                 6,969         2004
Insurance Products Fund            8.016683           9.289956             15.88%                 6,969         2003
III - VIP Balanced                 8.910614           8.016683            -10.03%                 6,969         2002
Portfolio: Service Class -         9.196411      8.910614                  -3.11%                 6,969         2001
Q/NQ                               9.753925      9.196411                  -5.72%                 6,969         2000
                                  10.000000      9.753925                  -2.46%                 3,154         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.635050      9.989098                   3.67%                17,046         2004
Insurance Products Fund            8.322694      9.635050                  15.77%                17,046         2003
III - VIP Balanced                 9.268926      8.322694                 -10.21%                17,353         2002
Portfolio: Service Class 2         9.580552      9.268926                  -3.25%                15,251         2001
- Q/NQ                            10.000000      9.580552                  -4.19%                   324         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.930079      6.920169                  -0.14%                     0         2004
Insurance Products Fund            5.614757      6.930079                  23.43%                     0         2003
III - VIP Dynamic Capital          6.138007      5.614757                  -8.52%                   554         2002
Appreciation Portfolio:            8.720312      6.138007                 -29.61%                   554         2001
Service Class - Q/NQ              10.000000      8.720312                 -12.80%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.890862      6.881506                  -0.14%                18,791         2004
Insurance Products Fund            5.594874      6.890862                  23.16%                22,675         2003
III - VIP Dynamic Capital          6.138005      5.594874                  -8.85%                16,890         2002
Appreciation Portfolio:            8.720311      6.138005                 -29.61%                10,748         2001
Service Class 2 - Q/NQ            10.000000      8.720311                 -12.80%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.578000      8.944540                   4.27%                 9,946         2004
Insurance Products Fund            7.038647      8.578000                  21.87%                 9,946         2003
III - VIP Growth & Income          8.569097      7.038647                 -17.86%                11,190         2002
Portfolio: Service Class -         9.535389      8.569097                 -10.13%                11,190         2001
Q/NQ                              10.040866      9.535389                  -5.03%                12,851         2000
                                  10.000000      10.040866                  0.41%                 6,204         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.771493      9.126404                   4.05%                49,639         2004
Insurance Products Fund            7.206437      8.771493                  21.72%                51,774         2003
III - VIP Growth & Income          8.789444      7.206437                 -18.01%                21,477         2002
Portfolio: Service Class 2         9.797476      8.789444                 -10.29%                10,388         2001
- Q/NQ                            10.000000      9.797476                  -2.03%                 2,589         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.706238      7.079167                   5.56%                39,313         2004
Insurance Products Fund            5.245486      6.706238                  27.85%                39,538         2003
III - VIP Growth                   6.813290      5.245486                 -23.01%                41,198         2002
Opportunities Portfolio:           8.076838      6.813290                 -15.64%                41,198         2001
Service Class - Q/NQ               9.889792      8.076838                 -18.33%                40,600         2000
                                  10.000000      9.889792                  -1.10%                19,140         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.004168      7.381990                   5.39%                 2,018         2004
Insurance Products Fund            5.489392      7.004168                  27.59%                 2,738         2003
III - VIP Growth                   7.138417      5.489392                 -23.10%                 2,754         2002
Opportunities Portfolio:           8.482290      7.138417                 -15.84%                 3,026         2001
Service Class 2 - Q/NQ            10.000000      8.482290                 -15.18%                   872         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.514149      25.237801                 23.03%                   595         2004
Insurance Products Fund           15.019072      20.514149                 36.59%                   740         2003
III - VIP Mid Cap                 16.905393      15.019072                -11.16%                   740         2002
Portfolio: Service Class -        17.743624      16.905393                 -4.72%                   705         2001
Q/NQ                              13.475098      17.743624                 31.68%                   885         2000
                                  10.000000      13.475098                 34.75%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.821233      15.758830                 22.91%               136,552         2004
Insurance Products Fund            9.405412      12.821233                 36.32%               136,789         2003
III - VIP Mid Cap                 10.601873      9.405412                 -11.29%                82,405         2002
Portfolio: Service Class 2        11.145061      10.601873                 -4.87%                33,025         2001
- Q/NQ                            10.000000      11.145061                 11.45%                 2,241         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.314335      13.840314                 12.39%                     0         2004
Insurance Products Fund            7.914896      12.314335                 55.58%                     0         2003
III - VIP Value Strategies        10.000000      7.914896                 -20.85%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.615493      13.037896                 12.25%                45,074         2004
Insurance Products Fund            7.485974      11.615493                 55.16%                33,668         2003
III - VIP Value Strategies        10.000000      7.485974                  -25.14                14,282         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.976872      12.040828                  9.69%                    29         2004
Variable Insurance                 8.914666      10.976872                 23.13%                     0         2003
Products Trust - Franklin         10.000000      8.914666                 -10.85%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.132887      11.876679                 17.21%                     0         2004
Variable Insurance                 7.752900      10.132887                 30.70%                     0         2003
Products Trust - Templeton        10.000000      7.752900                 -22.47%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.480025                 14.80%                 3,750         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         11.003309      12.556101                 14.11%                     0         2004
Index Fund: Class I - Q/NQ         8.287603      11.003309                 32.77%                     0         2003
                                  10.000000      8.287603                 -17.12%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.446481      11.897253                 13.89%                79,856         2004
Index Fund: Class II - Q/NQ        7.888920      10.446481                 32.42%                84,829         2003
                                  10.000000      7.888920                 -21.11%                44,381         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.065012      15.514851                 18.75%                10,969         2004
Emerging Markets Fund:             8.046807      13.065012                 62.36%                 8,366         2003
Class II - Q/NQ                   10.000000      8.046807                 -19.53%                 4,148         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.747354                 17.47%                 3,166         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.893975      11.091867                  1.82%               178,073         2004
Government Bond Fund:             10.831992      10.893975                  0.57%               222,237         2003
Class I - Q/NQ                    10.000000      10.831992                  8.32%                72,068         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.551313      10.887617                  3.19%               157,674         2004
Investor Destinations              9.917021      10.551313                  6.40%               133,513         2003
Conservative Fund: Class          10.000000      9.917021                  -0.83%                29,206         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.687744      11.292553                  5.66%               405,517         2004
Investor Destinations              9.533471      10.687744                 12.11%               430,226         2003
Moderately Conservative           10.000000      9.533471                  -4.67%               103,769         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.181754      11.576537                  8.00%             1,480,103         2004
Investor Destinations              9.055169      10.718754                 18.37%             1,544,879         2003
Moderate Fund: Class II -         10.000000      9.055169                  -9.45%               324,558         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.769343      11.902703                 10.52%               783,989         2004
Investor Destinations              8.624287      10.769343                 24.87%               748,620         2003
Moderately Aggressive             10.000000      8.624287                 -13.76%               107,155         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.776139      12.115638                 12.43%               184,671         2004
Investor Destinations              8.287858      10.776139                 30.02%               209,920         2003
Aggressive Fund: Class II         10.000000      8.287858                 -17.12%                70,660         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.902126      9.842716                  -0.60%               182,610         2004
Market Fund: Class I - Q/NQ        9.980284      9.902126                  -0.78%               144,098         2003
                                  10.000000      9.980284                  -0.20%                45,294         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.446127      10.540384                 11.58%                31,837         2004
Fund: Class II - Q/NQ              7.146069      9.446127                  32.19%                29,901         2003
                                  10.000000      7.146069                 -28.54%                17,220         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.848281      13.703334                 15.66%                     0         2004
Fund: Class I - Q/NQ               7.660769      11.848281                 54.66%                     0         2003
                                  10.000000      7.660769                 -23.39%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.970067      12.654931                 15.36%                23,555         2004
Fund: Class II - Q/NQ              7.111435      10.970067                 54.26%                18,694         2003
                                  10.000000      7.111435                 -28.89%                 9,654         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.419672      13.401732                 17.36%                     0         2004
Fund: Class I - Q/NQ               8.213145      11.419672                 39.04%                     0         2003
                                  10.000000      8.213145                 -17.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.669474      13.667465                 17.12%                27,905         2004
Fund: Class II - Q/NQ              8.416755      11.669474                 38.65%                31,316         2003
                                  10.000000      8.416755                 -15.83%                13,549         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.187076      14.115127                 15.82%                     0         2004
Risk-Managed Core                 10.000000      12.187076                 21.87%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.042390      9.716891                   7.46%                34,189         2004
Trust - MFS Investors              7.479894      9.042390                  20.89%                29,827         2003
Growth Stock Series:              10.000000      7.479894                 -25.20%                 7,287         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.538851      9.629928                  12.78%               108,022         2004
Trust - MFS Mid Cap Growth         6.339279      8.538851                  34.70%               118,592         2003
Series: Service Class -           10.000000      6.339279                 -36.61%                41,600         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.485430      9.933363                   4.72%                93,779         2004
Trust - MFS New Discovery          7.209713      9.485430                  31.56%               101,255         2003
Series: Service Class -           10.000000      7.209713                 -27.90%                54,239         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.510947      11.900290                 13.22%                37,782         2004
Trust - MFS Value Series:          8.548149      10.510947                 22.96%                37,877         2003
Service Class - Q/NQ              10.000000      8.548149                 -14.52%                17,605         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.582910      9.935744                   3.68%                   114         2004
Large Cap Growth Fund II -         8.282115      9.582910                  15.71%                     0         2003
Q/NQ                              10.000000      8.282115                 -17.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.452858      11.293710                  8.04%                     0         2004
Large Cap Value Fund II -          7.944101      10.452858                 31.58%                     0         2003
Q/NQ                              10.000000      7.944101                 -20.56%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.691646      11.167966                  4.46%                 9,547         2004
Managed Allocation Fund -          9.245099      10.691646                 15.65%                 6,482         2003
Moderate Growth II - Q/NQ         10.000000      9.245099                  -7.55%                   999         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.277640                 12.78%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.931784      10.440618                  5.12%               155,922         2004
Account Funds -                    7.707421      9.931784                  28.86%               155,617         2003
Oppenheimer Capital               10.000000      7.707421                 -22.93%                52,152         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.142036      13.091405                 17.50%                     0         2004
Account Funds -                    7.900988      11.142036                 41.02%                     0         2003
Oppenheimer Global                10.000000      7.900988                 -20.99%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.093665      13.003393                 17.21%                69,119         2004
Account Funds -                    7.875514      11.093665                 40.86%               100,610         2003
Oppenheimer Global                10.000000      7.875514                 -21.24%                44,951         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.551312                 15.51%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.534215                 15.34%                38,152         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.747698      12.621872                  7.44%                 1,063         2004
Account Funds -                    9.611648      11.747698                 22.22%                     0         2003
Oppenheimer High Income           10.000000      9.611648                  -3.88%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.157570      10.931316                  7.62%               121,890         2004
Account Funds -                    8.147660      10.157570                 24.67%               127,589         2003
Oppenheimer Main Street(R)          10.000000      8.147660                 -18.52%                48,096         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.873931      13.981420                 17.75%                    36         2004
Account Funds -                    8.341730      11.873931                 42.34%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.341730                 -16.58%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.109229      12.946704                  6.92%                81,449         2004
Account Funds -                   10.482440      12.109229                 15.52%                91,974         2003
Oppenheimer Strategic Bond        10.000000      10.482440                  4.82%                38,330         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.308863      13.485135                  9.56%                 2,513         2004
Putnam VT Growth & Income         10.000000      12.308863                 23.09%                 2,571         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.279789      11.777432                 14.57%                 3,427         2004
Putnam VT International            8.111590      10.279789                 26.73%                     0         2003
Equity Fund: Class IB -           10.000000      8.111590                 -18.88%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.422704      14.215353                 24.45%                     0         2004
Putnam VT Small Cap Value          7.741366      11.422704                 47.55%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.741366                 -22.59%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.100960      10.460783                  3.56%                 4,303         2004
Putnam VT Voyager Fund:            8.201371      10.100960                 23.16%                     0         2003
Class IB - Q/NQ                   10.000000      8.201371                 -17.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.824311      12.446092                  5.26%                     0         2004
- Capital Appreciation            10.124377      11.824311                 16.79%                     0         2003
Fund - Q/NQ                       10.000000      10.124377                  1.24%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.172265      14.845339                 12.70%                     0         2004
- Growth and Income Fund -        10.561463      13.172265                  24.72                     0         2003
Q/NQ                              10.000000      10.561463                  5.61%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.237764      16.754375                 17.68%                     0         2004
- International Equity            10.515869      14.237764                 35.39%                     0         2003
Fund - Q/NQ                       10.000000      10.515869                  5.16%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.462251      10.744992                  2.70%                     0         2004
- Investment Grade Bond           10.250656      10.462251                  2.06%                     0         2003
Fund - Q/NQ                       10.000000      10.250656                  2.51%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation        Accumulation Unit   Percentage Change   Number of            Period
                             Unit Value at       Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.149000      15.145393                 15.18%                     0         2004
- Mid-Cap Equity Fund -           10.279873      13.149000                 27.91%                     0         2003
Q/NQ                              10.000000      10.279873                  2.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.728731      18.035428                 22.45%                     0         2004
- Small Cap Value Equity          10.790211      14.728731                 36.50%                     0         2003
Fund - Q/NQ                       10.000000      10.790211                  7.90%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.183677      14.987264                 13.68%                     0         2004
- Value Income Stock Fund         10.859977      13.183677                 21.40%                     0         2003
- Q/NQ                            10.000000      10.859977                  8.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.120184      10.384934                  2.62%                   660         2004
Institutional Funds, Inc.         10.000000      10.120184                  1.20%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.775503      17.140579                 34.17%                 8,976         2004
Institutional Funds, Inc.         10.000000      12.775503                 27.76%                     9         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.360275      11.995538                 15.78%               231,270         2004
Trust - Comstock                   8.034972      10.360275                 28.94%               237,801         2003
Portfolio: Class II Shares        10.000000      8.034972                 -19.65%               121,172         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.739376      9.201018                   5.28%               136,337         2004
Trust - Emerging Growth            6.977083      8.739376                  25.26%               166,040         2003
Portfolio: Class II Shares        10.000000      6.977083                 -30.23%                80,665         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.323232      11.276257                   9.23%               14,265         2004
Funds - AIM V.I. Basic             7.858660      10.323232                  31.36%               11,804         2003
Value Fund: Series II             10.000000      7.858660                  -21.41%                2,203         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.724939      10.190860                   4.79%                6,530         2004
Funds - AIM V.I. Capital           7.638715      9.724939                   27.31%                3,720         2003
Appreciation Fund: Series         10.000000      7.638715                  -23.61%                    0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.358974      11.791135                  13.83%                    0         2004
Funds - AIM V.I. Capital           7.765532      10.358974                  33.40%                    0         2003
Development Fund: Series I        10.000000      7.765532                  -22.34%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.040512                  10.41%                    0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.770118      13.129999                  21.91%                1,344         2004
Funds - AIM V.I.                   8.498151      10.770118                  26.73%                1,344         2003
International Growth Fund:        10.000000      8.498151                  -15.02%                1,061         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.759131      12.068288                  12.17%                    0         2004
Funds - AIM V.I. Mid Cap           8.575093      10.759131                  25.47%                    0         2003
Core Equity Fund: Series I        10.000000      8.575093                  -14.25%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.088542      10.516135                   4.24%                    0         2004
Funds - AIM V.I. Premier           8.184246      10.088542                  23.27%                    0         2003
Equity Fund: Series I             10.000000      8.184246                  -18.16%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.019770      9.377256                    3.96%                2,418         2004
Funds - AIM V.I. Premier           7.331880      9.019770                   23.02%                2,243         2003
Equity Fund: Series II            10.000000      7.331880                  -26.68%                1,749         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.457883      11.462822                   9.61%               12,932         2004
Products Series Fund, Inc.         8.027909      10.457883                  30.27%               12,008         2003
- AllianceBernstein Growth        10.000000      8.027909                  -19.72%                  497         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.322675      16.397554                  23.08%                1,720         2004
Products Series Fund, Inc.         9.391130      13.322675                  41.86%                2,224         2003
- AllianceBernstein               10.000000      9.391130                   -6.09%                1,773         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         9.007378      9.617549                    6.77%                4,945         2004
Products Series Fund, Inc.         7.408641      9.007378                   21.58%                4,945         2003
-                                 10.000000      7.408641                  -25.91%                3,794         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.543577      14.719656                  17.35%                2,173         2004
Products Series Fund, Inc.         9.033823      12.543577                  38.85%                2,490         2003
- AllianceBernstein               10.000000      9.033823                   -9.66%                1,034         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.116610      13.353067                  20.12%                    0         2004
Portfolios - Small Cap             8.186953      11.116610                  35.78%                    0         2003
Stock Index Portfolio:            10.000000      8.186953                  -18.13%                    0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.861539      10.322149                   4.67%                    0         2004
Responsible Growth Fund,           7.941454      9.861539                   24.18%                    0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.941454                  -20.59%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.695244      11.661722                   9.04%                    0         2004
Inc.: Initial Shares - Q/NQ        8.454451      10.695244                  26.50%                    0         2003
                                  10.000000      8.454451                  -15.46%                    0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.119424      13.180175                   8.75%               14,695         2004
Inc.: Service Shares - Q/NQ       10.000000      12.119424                  21.19%                6,447         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.117165      10.917782                   7.91%                8,481         2004
- Federated American               8.063141      10.117165                  25.47%                6,052         2003
Leaders Fund II: Service          10.000000      8.063141                  -19.37%                    0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.936180      10.488318                  5.56%                 9,083         2004
- Federated Capital                8.138918      9.936180                  22.08%                 6,300         2003
Appreciation Fund II:             10.000000      8.138918                 -18.61%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.903626      12.922959                  8.56%                 5,672         2004
- Federated High Income            9.917396      11.903626                 20.03%                 5,487         2003
Bond Fund II: Service             10.000000      9.917396                  -0.83%                 1,216         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.049574      11.296820                 12.41%                     0         2004
- Federated International          7.733713      10.049574                 29.95%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.733713                 -22.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.206049      12.747769                 13.76%                     0         2004
- Federated Mid Cap Growth         8.117427      11.206049                 38.05%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.177427                 -18.83%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.906032      11.136964                  2.12%                     0         2004
- Federated Quality Bond          10.575206      10.906032                  3.13%                     0         2003
Fund II: Primary Shares -         10.000000      10.575206                  5.75%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.990311      11.190525                  1.82%                19,678         2004
- Federated Quality Bond          10.677956      10.990311                  2.93%                11,390         2003
Fund II: Service Shares -         10.000000      10.677956                  6.78%                   878         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.773226      10.727863                  9.77%                 9,059         2004
Insurance Products Fund -          7.615491      9.773226                  28.33%                27,346         2003
VIP Equity-Income                  9.310188      7.615491                 -18.20%                33,257         2002
Portfolio: Service Class -         9.954571      9.310188                  -6.47%                33,970         2001
Q/NQ                               9.325673      9.954571                   6.74%                34,242         2000
                                  10.000000      9.325673                  -6.74%                 3,470         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.590004      11.608850                  9.62%                47,513         2004
Insurance Products Fund -          8.264101      10.590004                 28.14%                24,508         2003
VIP Equity-Income                 10.212941      8.264101                 -18.35%                 4,487         2002
Portfolio: Service Class 2        10.838163      10.121941                 -6.61%                 2,294         2001
- Q/NQ                            10.000000      10.838163                  8.38%                 1,293         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.895012      8.034459                   1.77%                   135         2004
Insurance Products Fund -          6.033255      7.895012                  30.86%                 7,912         2003
VIP Growth Portfolio:              8.770906      6.033255                 -31.21%                 7,912         2002
Service Class - Q/NQ              10.818621      8.770906                 -18.93%                10,188         2001
                                  12.343020      10.818621                -12.35%                11,079         2000
                                  10.000000      12.343020                 23.43%                 2,607         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.136573      6.236424                   1.63%                31,185         2004
Insurance Products Fund -          4.697996      6.136573                  30.62%                30,317         2003
VIP Growth Portfolio:              6.839254      4.697996                 -31.31%                23,206         2002
Service Class 2 - Q/NQ             8.450368      6.839254                 -19.07%                27,699         2001
                                  10.000000      8.450368                 -15.50%                17,263         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.197878      8.843931                   7.88%                 5,955         2004
Insurance Products Fund -          6.551463      8.197878                  25.13%                17,638         2003
VIP High Income Portfolio:         6.415725      6.551463                   2.12%                23,215         2002
Service Class - Q/NQ               7.389789      6.415725                 -13.18%                23,904         2001
                                   9.688885      7.389789                 -23.73%                24,195         2000
                                  10.000000      9.688885                  -3.11%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.850632      9.540782                   7.80%                 6,320         2004
Insurance Products Fund -          7.085183      8.850632                  24.92%                 6,654         2003
VIP High Income Portfolio:         6.959828      7.085183                   1.80%                 1,315         2002
Service Class 2 - Q/NQ             8.019694      6.959828                 -13.22%                 1,315         2001
                                  10.000000      8.019694                 -19.80%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.634636      11.604286                 -0.26%                   619         2004
Insurance Products Fund -         11.689079      11.634636                 -0.47%                   619         2003
VIP Money Market                  11.663532      11.689079                  0.22%                   619         2002
Portfolio: Initial Class -        11.364567      11.663532                  2.63%                 7,693         2001
Q/NQ                              10.844055      11.364567                  4.80%                     0         2000
                                  10.462911      10.844055                  3.64%                     0         1999
                                  10.066783      10.462911                  3.94%                     0         1998
                                  10.000000      10.066783                  0.67%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.958413      10.019330                 11.84%                 3,589         2004
Insurance Products Fund -          6.347608      8.958413                  41.13%                 3,589         2003
VIP Overseas Portfolio:            8.086093      6.347608                 -21.50%                 3,589         2002
Service Class - Q/NQ              10.423141      8.086093                 -22.42%                 5,950         2001
                                  13.080864      10.423141                -20.32%                 6,910         2000
                                  10.000000      13.080864                 30.81%                 1,262         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.187283      8.026125                  11.67%                   592         2004
Insurance Products Fund -          5.098626      7.187283                  40.97%                   592         2003
VIP Overseas Portfolio:            6.504258      5.098626                 -21.61%                   976         2002
Service Class 2 - Q/NQ             8.372418      6.504258                 -22.31%                   976         2001
                                  10.000000      8.372418                 -16.28%                   172         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.044441                 10.44%                 5,542         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.025556                 10.26%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.278446      11.250986                  9.46%                     0         2004
Insurance Products Fund -          7.778851      10.278446                 32.13%                     0         2003
VIP Value Portfolio:               9.371044      7.778851                 -16.99%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.240656      11.195070                  9.32%                   727         2004
Insurance Products Fund -          7.769277      10.240656                 31.81%                   729         2003
VIP Value Portfolio:               9.371056      7.769277                 -17.09%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.847933      10.225256                  3.83%                     0         2004
Insurance Products Fund II         8.475164      9.847933                  16.20%                     0         2003
- VIP Asset Manager                9.435174      8.475164                 -10.17%                     0         2002
Portfolio: Service Class -         9.999235      9.435174                  -5.64%                     0         2001
Q/NQ                              10.574877      9.999235                  -5.44%                     0         2000
                                  10.000000      10.574877                  5.75%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.258218      9.596395                   3.65%                 6,368         2004
Insurance Products Fund II         7.984117      9.258218                  15.96%                 6,368         2003
- VIP Asset Manager                8.905724      7.984117                 -10.35%                 6,368         2002
Portfolio: Service Class 2         9.451842      8.905724                  -5.78%                 6,368         2001
- Q/NQ                            10.000000      9.451842                  -5.48%                 6,101         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.581974      8.952583                   4.32%                     0         2004
Insurance Products Fund II         7.071289      8.581974                  21.36%                     0         2003
- VIP Asset Manager Growth         8.495649      7.071289                 -16.77%                     0         2002
Portfolio: Service Class -         9.321262      8.495649                  -8.86%                     0         2001
Q/NQ                              10.821191      9.321262                 -13.86%                     0         2000
                                  10.000000      10.821191                  8.21%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.955959      8.282073                   4.10%                 1,008         2004
Insurance Products Fund II         6.561950      7.955959                  21.24%                 1,008         2003
- VIP Asset Manager Growth         7.910526      6.561950                 -17.05%                 1,008         2002
Portfolio: Service Class 2         8.687931      7.910526                  -8.95%                 4,458         2001
- Q/NQ                            10.000000      8.687931                 -13.12%                   499         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.127924      11.512155                 13.67%                 6,974         2004
Insurance Products Fund II         8.006687      10.127924                 26.49%                 6,974         2003
- VIP Contrafund(R)                  8.969970      8.006687                 -10.74%                 6,974         2002
Portfolio: Service Class          10.386727      8.969970                 -13.64%                 6,974         2001
-Q/NQ                             11.297372      10.386727                 -8.06%                 6,974         2000
                                  10.000000      11.297372                 12.97%                 2,852         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.951729      10.159303                 13.49%                32,467         2004
Insurance Products Fund II         7.085491      8.951729                  26.34%                20,422         2003
- VIP Contrafund(R)                  7.953714      7.085491                 -10.92%                 8,820         2002
Portfolio: Service Class 2         9.221273      7.953714                 -13.75%                 9,320         2001
-Q/NQ                             10.000000      9.221273                  -7.79%                 8,468         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.649028      12.698760                  9.01%                 9,301         2004
Insurance Products Fund II         9.205181      11.649028                 26.55%                12,620         2003
- VIP Index 500 Portfolio:        12.013694      9.205181                 -23.38%                11,379         2002
Initial Class - Q/NQ              13.870024      12.013694                -13.38%                12,251         2001
                                  15.516650      13.870024                -10.61%                10,311         2000
                                  13.065126      15.516650                 18.76%                   190         1999
                                  10.330898      13.065126                 26.47%                     0         1998
                                  10.000000      10.330898                  3.31%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 14.019511      14.431813                  2.94%                   474         2004
Insurance Products Fund II        13.522075      14.019511                  3.68%                   507         2003
- VIP Investment Grade            12.434847      13.522075                  8.74%                   724         2002
Bond Portfolio: Initial           11.634088      12.434847                  6.88%                   820         2001
Class - Q/NQ                      10.613518      11.634088                  9.62%                   826         2000
                                  10.883913      10.613518                 -2.48%                   257         1999
                                  10.146469      10.883913                  7.27%                     0         1998
                                  10.000000      10.146469                  1.46%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.535401      9.271926                   8.63%                     0         2004
Insurance Products Fund            6.637781      8.535401                  28.59%                     0         2003
III - VIP Aggressive               9.143625      6.637781                 -27.41%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.438417      9.144489                   8.37%                 9,108         2004
Insurance Products Fund            6.572174      8.438417                  28.40%                 5,248         2003
III - VIP Aggressive               9.088147      6.572174                 -27.68%                    94         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.267990      9.628846                   3.89%                   213         2004
Insurance Products Fund            8.001794      9.267990                  15.82%                   228         2003
III - VIP Balanced                 8.898573      8.001794                 -10.08%                   326         2002
Portfolio: Service Class -         9.188680      8.898573                  -3.16%                   326         2001
Q/NQ                               9.750647      9.188680                  -5.76%                   326         2000
                                  10.000000      9.750647                  -2.49%                   115         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.617161      9.965494                   3.62%                   642         2004
Insurance Products Fund            8.311447      9.617161                  15.71%                   642         2003
III - VIP Balanced                 9.261102      8.311447                 -10.25%                 1,306         2002
Portfolio: Service Class 2         9.577347      9.261102                  -3.30%                 1,306         2001
- Q/NQ                            10.000000      9.577347                  -4.23%                   759         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.918658      6.905260                  -0.19%                     0         2004
Insurance Products Fund            5.608333      6.918658                  23.36%                     0         2003
III - VIP Dynamic Capital          6.134110      5.608333                  -8.57%                     0         2002
Appreciation Portfolio:            8.719244      6.134110                 -29.65%                     0         2001
Service Class - Q/NQ              10.000000      8.719244                 -12.81%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.879523      6.866697                  -0.19%                 3,008         2004
Insurance Products Fund            5.588492      6.879523                  23.10%                 3,008         2003
III - VIP Dynamic Capital          6.134116      5.588492                  -8.89%                 1,179         2002
Appreciation Portfolio:            8.719240      6.134116                 -29.65%                 1,179         2001
Service Class 2 - Q/NQ            10.000000      8.719240                 -12.81%                 1,179         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.557704      8.918852                   4.22%                 1,885         2004
Insurance Products Fund            7.025556      8.557704                  21.81%                17,822         2003
III - VIP Growth & Income          8.557520      7.025556                 -17.90%                23,477         2002
Portfolio: Service Class -         9.527370      8.557520                 -10.18%                24,151         2001
Q/NQ                              10.037482      9.527370                  -5.08%                25,912         2000
                                  10.000000      10.037482                  0.37%                   284         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.755178      9.104819                   3.99%                13,366         2004
Insurance Products Fund            7.196679      8.755178                  21.66%                12,628         2003
III - VIP Growth & Income          8.782013      7.196679                 -18.05%                 4,053         2002
Portfolio: Service Class 2         9.794199      8.782013                 -10.33%                 5,662         2001
- Q/NQ                            10.000000      9.794199                  -2.06%                 5,712         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.690421      7.058884                   5.51%                     0         2004
Insurance Products Fund            5.235745      6.690421                  27.78%                25,485         2003
III - VIP Growth                   6.804087      5.235745                 -23.05%                30,993         2002
Opportunities Portfolio:           8.070054      6.804087                 -15.69%                34,763         2001
Service Class - Q/NQ               9.886469      8.070054                 -18.37%                36,264         2000
                                  10.000000      9.886469                  -1.14%                 3,120         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.991130      7.364521                   5.34%                 1,510         2004
Insurance Products Fund            5.481959      6.991130                  27.53%                 5,020         2003
III - VIP Growth                   7.132375      5.481959                 -23.14%                 6,438         2002
Opportunities Portfolio:           8.479448      7.132375                 -15.89%                 6,438         2001
Service Class 2 - Q/NQ            10.000000      8.479448                 -15.21%                 5,491         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.465720      25.165453                 22.96%                 2,716         2004
Insurance Products Fund           14.991208      20.465720                 36.52%                 2,716         2003
III - VIP Mid Cap                 16.882585      14.991208                -11.20%                 2,716         2002
Portfolio: Service Class -        17.728734      16.882585                 -4.77%                 4,372         2001
Q/NQ                              13.470580      17.728734                 31.61%                 5,061         2000
                                  10.000000      13.470580                 34.71%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.797437      15.721609                 22.85%                37,101         2004
Insurance Products Fund            9.392702      12.797437                 36.25%                30,164         2003
III - VIP Mid Cap                 10.592911      9.392702                 -11.33%                22,566         2002
Portfolio: Service Class 2        11.141333      10.592911                 -4.92%                26,805         2001
- Q/NQ                            10.000000      11.141333                 11.41%                11,501         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.304496      13.822247                 12.33%                     0         2004
Insurance Products Fund            7.912571      12.304496                 55.51%                     0         2003
III - VIP Value Strategies        10.000000      7.912571                 -20.87%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.605648      13.020250                 12.19%                 8,282         2004
Insurance Products Fund            7.483429      11.605648                 55.08%                 5,326         2003
III - VIP Value Strategies        10.000000      7.483429                 -25.17%                    36         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.968104      12.025123                  9.64%                     0         2004
Variable Insurance                 8.912053      10.968104                 23.07%                     0         2003
Products Trust - Franklin         10.000000      8.912053                 -10.88%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.124780      11.861158                 17.15%                     0         2004
Variable Insurance                 7.750625      10.124780                 30.63%                     0         2003
Products Trust - Templeton        10.000000      7.750625                 -22.49%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.476180                 14.76%                   243         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.994513      12.539703                 14.05%                     0         2004
Index Fund: Class I - Q/NQ         8.285172      10.994513                 32.70%                     0         2003
                                  10.000000      8.285172                 -17.15%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.437639      11.881161                 13.83%                10,092         2004
Index Fund: Class II - Q/NQ        7.886241      10.437639                 32.35%                 8,921         2003
                                  10.000000      7.886241                 -21.14%                 1,421         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.052583      15.492245                 18.69%                 1,130         2004
Emerging Markets Fund:             8.043226      13.052583                 62.28%                 1,830         2003
Class II - Q/NQ                   10.000000      8.043226                 -19.57%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.743412                 17.43%                   766         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.883610      11.075689                  1.76%                21,962         2004
Government Bond Fund:             10.827174      10.883610                  0.52%                15,702         2003
Class I - Q/NQ                    10.000000      10.827174                  8.27%                 2,297         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.541282      10.871753                  3.14%                14,566         2004
Investor Destinations              9.912611      10.541282                  6.34%                14,429         2003
Conservative Fund: Class          10.000000      9.912611                  -0.87%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.677570      11.276075                  5.61%                91,488         2004
Investor Destinations              9.529226      10.677570                 12.05%                74,220         2003
Moderately Conservative           10.000000      9.529226                  -4.71%                48,877         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.708756      11.559678                  7.95%               279,939         2004
Investor Destinations              9.051151      10.708576                 18.31%               159,758         2003
Moderate Fund: Class II -         10.000000      9.051151                  -9.49%                 7,129         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.759100      11.885345                 10.47%               203,185         2004
Investor Destinations              8.620457      10.759100                 24.81%               133,976         2003
Moderately Aggressive             10.000000      8.620457                 -13.80%                15,017         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.765878      12.097970                 12.37%               137,634         2004
Investor Destinations              8.284166      10.765878                 29.96%                78,288         2003
Aggressive Fund: Class II         10.000000      8.284166                 -17.16%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.892514      9.828176                  -0.65%                22,310         2004
Market Fund: Class I - Q/NQ        9.975654      9.892514                  -0.83%                24,275         2003
                                  10.000000      9.975654                  -0.24%                    27         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.437124      10.525005                 11.53%                   252         2004
Fund: Class II - Q/NQ              7.142888      9.437124                  32.12%                   252         2003
                                  10.000000      7.142888                 -28.57%                    19         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.838819      13.685461                 15.60%                     0         2004
Fund: Class I - Q/NQ               7.658517      11.838819                 54.58%                     0         2003
                                  10.000000      7.658517                 -23.41%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.960774      12.637809                 15.30%                 1,326         2004
Fund: Class II - Q/NQ              7.109016      10.960774                 54.18%                 1,247         2003
                                  10.000000      7.109016                 -28.91%                    19         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.410563      13.384267                 17.30%                     0         2004
Fund: Class I - Q/NQ               8.210735      11.410563                 38.97%                     0         2003
                                  10.000000      8.210735                 -17.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.658367      13.647527                 17.06%                 3,633         2004
Fund: Class II - Q/NQ              8.413012      11.658367                 38.58%                 3,807         2003
                                  10.000000      8.413012                 -15.87%                   485         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.182950      14.103200                 15.76%                   683         2004
Risk-Managed Core                 10.000000      12.182950                 21.83%                   713         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.033782      9.702716                   7.40%                 8,266         2004
Trust - MFS Investors              7.476564      9.033782                  20.83%                 3,702         2003
Growth Stock Series:              10.000000      7.476564                 -25.23%                   579         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.530714      9.615874                  12.72%                13,698         2004
Trust - MFS Mid Cap Growth         6.336449      8.530714                  34.63%                 9,516         2003
Series: Service Class -           10.000000      6.336449                 -36.64%                 3,265         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.476414      9.918886                   4.67%                   396         2004
Trust - MFS New Discovery          7.206504      9.476414                  31.50%                   396         2003
Series: Service Class -           10.000000      7.206504                 -27.93%                   268         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.500947      11.882937                 13.16%                 9,738         2004
Trust - MFS Value Series:          8.544341      10.500947                 22.90%                   794         2003
Service Class - Q/NQ              10.000000      8.544341                 -14.56%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.575242      9.922757                   3.63%                     0         2004
Large Cap Growth Fund II -         8.279680      9.575242                  15.65%                     0         2003
Q/NQ                              10.000000      8.279680                 -17.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.444487      11.278933                  7.99%                     0         2004
Large Cap Value Fund II -          7.941760      10.444487                 31.51%                     0         2003
Q/NQ                              10.000000      7.941760                 -20.58%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.683079      11.153368                  4.40%                     0         2004
Managed Allocation Fund -          9.242378      10.683079                 15.59%                     0         2003
Moderate Growth II - Q/NQ         10.000000      9.242378                  -7.58%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.273853                 12.74%                   853         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.922335      10.425393                  5.07%                32,857         2004
Account Funds -                    7.703983      9.922335                  28.79%                16,950         2003
Oppenheimer Capital               10.000000      7.703983                 -22.96%                   546         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.133135      13.074313                 17.44%                     0         2004
Account Funds -                    7.898671      11.133135                 40.95%                     0         2003
Oppenheimer Global                10.000000      7.898671                 -21.01%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.083113      12.984436                 17.16%                 1,096         2004
Account Funds -                    7.872001      11.083113                 40.79%                   809         2003
Oppenheimer Global                10.000000      7.872001                 -21.28%                   376         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.547436                 15.47%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.530336                 15.30%                   146         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.738299      12.605376                  7.39%                     0         2004
Account Funds -                    9.608824      11.738299                 22.16%                     0         2003
Oppenheimer High Income           10.000000      9.608824                  -3.91%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.147924      10.915408                  7.56%                34,078         2004
Account Funds -                    8.144037      10.147924                 24.61%                17,807         2003
Oppenheimer Main Street(R)          10.000000      8.144037                 -18.56%                 2,490         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.864448      13.963165                 17.69%                     0         2004
Account Funds -                    8.339282      11.864448                 42.27%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.339282                 -16.61%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.097725      12.927843                  6.86%                24,470         2004
Account Funds -                   10.477782      12.097725                 15.46%                 4,146         2003
Oppenheimer Strategic Bond        10.000000      10.477782                  4.78%                   430         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.304689      13.473727                  9.50%                   378         2004
Putnam VT Growth & Income         10.000000      12.304689                 23.05%                   362         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.271545      11.762037                 14.51%                     0         2004
Putnam VT International            8.109199      10.271545                 26.67%                     0         2003
Equity Fund: Class IB -           10.000000      8.109199                 -18.91%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.413576      14.196804                 24.39%                     0         2004
Putnam VT Small Cap Value          7.739098      11.413576                 47.48%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.739098                 -22.61%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.092875      10.447126                  3.51%                 8,203         2004
Putnam VT Voyager Fund:            8.198964      10.092875                 23.10%                 7,169         2003
Class IB - Q/NQ                   10.000000      8.198964                 -18.01%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.816986      12.432069                  5.21%                10,457         2004
- Capital Appreciation            10.123239      11.816986                 16.73%                 7,231         2003
Fund - Q/NQ                       10.000000      10.123239                  1.23%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.164109      14.828628                 12.64%                   715         2004
- Growth and Income Fund -        10.560273      13.164109                 24.66%                   219         2003
Q/NQ                              10.000000      10.560273                  5.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.228956      16.735515                 17.62%                     0         2004
- International Equity            10.514685      14.228956                 35.32%                     0         2003
Fund - Q/NQ                       10.000000      10.514685                  5.15%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.455768      10.732890                  2.65%                     0         2004
- Investment Grade Bond           10.249502      10.455768                  2.01%                     0         2003
Fund - Q/NQ                       10.000000      10.249502                  2.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change        Number of       Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value           at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.140869      15.128350                 15.12%                 5,631         2004
- Mid-Cap Equity Fund -           10.278714      13.140869                 27.85%                 4,338         2003
Q/NQ                              10.000000      10.278714                  2.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.719623      18.015151                 22.39%                     0         2004
- Small Cap Value Equity          10.789001      14.719623                 36.43%                     0         2003
Fund - Q/NQ                       10.000000      10.789001                  7.90%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.175519      14.970382                 13.62%                 5,654         2004
- Value Income Stock Fund         10.858754      13.175519                 21.34%                 4,543         2003
- Q/NQ                            10.000000      10.858754                  8.59%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.116754      10.376142                  2.56%                 2,611         2004
Institutional Funds, Inc.         10.000000      10.116754                  1.17%                   884         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.771177      17.126095                 34.10%                     0         2004
Institutional Funds, Inc.         10.000000      12.771177                 27.71%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.350397      11.978032                 15.73%                23,326         2004
Trust - Comstock                   8.031389      10.350397                 28.87%                13,117         2003
Portfolio: Class II Shares        10.000000      8.031389                 -19.69%                 1,029         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.731067      9.187615                   5.23%                11,647         2004
Trust - Emerging Growth            6.973978      8.731067                  25.19%                 8,574         2003
Portfolio: Class II Shares        10.000000      6.973978                 -30.26%                   654         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.313392      11.259785                  9.18%                 8,705         2004
Funds - AIM V.I. Basic             7.855159      10.313392                 31.29%                 8,318         2003
Value Fund: Series II             10.000000      7.855159                 -21.45%                 2,060         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.715674      10.175989                  4.74%                    36         2004
Funds - AIM V.I. Capital           7.635299      9.715674                  27.25%                   229         2003
Appreciation Fund: Series         10.000000      7.635299                 -23.65%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.350666      11.775711                 13.77%                     0         2004
Funds - AIM V.I. Capital           7.763240      10.350666                 33.33%                     0         2003
Development Fund: Series I        10.000000      7.763240                 -22.37%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.036820                 10.37%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.759881      13.110868                 21.85%                     0         2004
Funds - AIM V.I.                   8.494385      10.759881                 26.67%                     0         2003
International Growth Fund:        10.000000      8.494385                 -15.06%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.750522      12.052522                 12.11%                     0         2004
Funds - AIM V.I. Mid Cap           8.572575      10.750522                 25.41%                     0         2003
Core Equity Fund: Series I        10.000000      8.572575                 -14.27%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.080469      10.502394                  4.19%                     0         2004
Funds - AIM V.I. Premier           8.181842      10.080469                 23.21%                     0         2003
Equity Fund: Series I             10.000000      8.181842                 -18.18%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.011176      9.363562                   3.91%                   330         2004
Funds - AIM V.I. Premier           7.328603      9.011176                  22.96%                   330         2003
Equity Fund: Series II            10.000000      7.328603                 -26.71%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.447936      11.446111                  9.55%                   173         2004
Products Series Fund, Inc.         8.024334      10.447936                 30.20%                 1,668         2003
- AllianceBernstein Growth        10.000000      8.024334                 -19.76%                 1,522         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.309995      16.373644                 23.02%                 1,873         2004
Products Series Fund, Inc.         9.386951      13.309995                 41.79%                 2,080         2003
- AllianceBernstein               10.000000      9.386951                  -6.13%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.998798      9.603519                   6.72%                   374         2004
Products Series Fund, Inc.         7.405338      8.998798                  21.52%                   358         2003
-                                 10.000000      7.405338                 -25.95%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.531631      14.698176                 17.29%                 2,097         2004
Products Series Fund, Inc.         9.029798      12.531631                 38.78%                 2,065         2003
- AllianceBernstein               10.000000      9.029798                  -9.70%                     0         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.107706      13.335596                 20.06%                 1,199         2004
Portfolios - Small Cap             8.184538      11.107706                 35.72%                   267         2003
Stock Index Portfolio:            10.000000      8.184538                 -18.15%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.853644      10.308647                  4.62%                     0         2004
Responsible Growth Fund,           7.939123      9.853644                  24.12%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.939123                 -20.61%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.686677      11.646482                  8.98%                 2,533         2004
Inc.: Initial Shares - Q/NQ        8.451966      10.686677                 26.44%                   293         2003
                                  10.000000      8.451966                 -15.48%                   293         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.115320      13.169022                  8.70%                 2,980         2004
Inc.: Service Shares - Q/NQ       10.000000      12.115320                 21.15%                 2,690         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.108599      10.903007                  7.86%                     0         2004
- Federated American               8.060404      10.108599                 25.41%                     0         2003
Leaders Fund II: Service          10.000000      8.060404                 -19.40%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.927767      10.474120                  5.50%                     6         2004
- Federated Capital                8.136153      9.927767                  22.02%                     0         2003
Appreciation Fund II:             10.000000      8.136153                 -18.64%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.892297      12.904113                  8.51%                 3,464         2004
- Federated High Income            9.912971      11.892297                 19.97%                 2,981         2003
Bond Fund II: Service             10.000000      9.912971                  -0.87%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.041524      11.282055                 12.35%                     0         2004
- Federated International          7.731440      10.041524                 29.88%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.731440                 -22.69%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.197080      12.731105                 13.70%                 3,122         2004
- Federated Mid Cap Growth         8.115039      11.197080                 37.98%                   266         2003
Strategies Fund II - Q/NQ         10.000000      8.115039                 -18.85%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.897296      11.122397                  2.07%                 3,836         2004
- Federated Quality Bond          10.572101      10.897296                  3.08%                   268         2003
Fund II: Primary Shares -         10.000000      10.572101                  5.72%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.980997      11.175360                  1.77%                 2,119         2004
- Federated Quality Bond          10.674330      10.980997                  2.87%                 2,119         2003
Fund II: Service Shares -         10.000000      10.674330                  6.74%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.750096      10.697035                  9.71%                 5,137         2004
Insurance Products Fund -          7.601325      9.750096                  28.27%                   855         2003
VIP Equity-Income                  9.297598      7.601325                 -18.24%                   855         2002
Portfolio: Service Class -         9.946193      9.297598                  -6.52%                   528         2001
Q/NQ                               9.322535      9.946193                   6.69%                   528         2000
                                  10.000000      9.322535                  -6.77%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.570332      11.581408                  9.57%                25,176         2004
Insurance Products Fund -          8.252924      10.570332                 28.08%                34,944         2003
VIP Equity-Income                 10.113386      8.252924                 -18.40%                25,886         2002
Portfolio: Service Class 2        10.834533      10.113386                 -6.66%                29,768         2001
- Q/NQ                            10.000000      10.834533                  8.35%                 1,495         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.876343      8.011392                   1.71%                 6,484         2004
Insurance Products Fund -          6.022037      7.876343                  30.79%                 6,484         2003
VIP Growth Portfolio:              8.759055      6.022037                 -31.25%                 6,484         2002
Service Class - Q/NQ              10.809532      8.759055                 -18.97%                 6,484         2001
                                  12.338879      10.809532                -12.39%                 5,842         2000
                                  10.000000      12.338879                 23.39%                 1,137         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.125152      6.221656                   1.58%                 8,726         2004
Insurance Products Fund -          4.691634      6.125152                  30.55%                25,595         2003
VIP Growth Portfolio:              6.833466      4.691634                 -31.34%                25,582         2002
Service Class 2 - Q/NQ             8.447531      6.833466                 -19.11%                34,616         2001
                                  10.000000      8.447531                 -15.52%                   868         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.178528      8.818583                   7.83%                 3,398         2004
Insurance Products Fund -          6.539302      8.178528                  25.07%                 3,398         2003
VIP High Income Portfolio:         6.407058      6.539302                   2.06%                 3,398         2002
Service Class - Q/NQ               7.383568      6.407058                 -13.23%                 3,398         2001
                                   9.685624      7.383568                 -23.77%                 2,405         2000
                                  10.000000      9.685624                  -3.14%                   267         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.834151      9.518182                   7.74%                25,892         2004
Insurance Products Fund -          7.075580      8.834151                  24.85%                26,773         2003
VIP High Income Portfolio:         6.953925      7.075580                   1.75%                 8,777         2002
Service Class 2 - Q/NQ             8.016993      6.953925                 -13.26%                 8,777         2001
                                  10.000000      8.016993                 -19.83%                 1,113         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.598279      11.562155                 -0.31%                     0         2004
Insurance Products Fund -         11.658464      11.598279                 -0.52%                     0         2003
VIP Money Market                  11.638891      11.658464                  0.17%                     0         2002
Portfolio: Initial Class -        11.346346      11.638891                  2.58%                     0         2001
Q/NQ                              10.832134      11.346346                  4.75%                     0         2000
                                  10.456715      10.832134                  3.59%                49,021         1999
                                  10.065929      10.456715                  3.88%                71,766         1998
                                  10.000000      10.065929                  0.66%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.937223      9.990555                  11.79%                   387         2004
Insurance Products Fund -          6.335800      8.937223                  41.06%                   387         2003
VIP Overseas Portfolio:            8.075156      6.335800                 -21.54%                   387         2002
Service Class - Q/NQ              10.414372      8.075156                 -22.46%                   387         2001
                                  13.076471      10.414372                -20.36%                   471         2000
                                  10.000000      13.076471                 30.76%                   255         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.173906      8.007110                  11.61%                 5,984         2004
Insurance Products Fund -          5.091720      7.173906                  40.89%                 6,992         2003
VIP Overseas Portfolio:            6.498755      5.091720                 -21.65%                 6,992         2002
Service Class 2 - Q/NQ             8.369613      6.498755                 -22.35%                 6,992         2001
                                  10.000000      8.369613                 -16.30%                   962         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.040742                 10.41%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.021859                 10.22%                   289         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.264965      11.230529                  9.41%                     0         2004
Insurance Products Fund -          7.772584      10.264965                 32.07%                     0         2003
VIP Value Portfolio:               9.368260      7.772584                 -17.03%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.227233      11.174727                  9.26%                     0         2004
Insurance Products Fund -          7.763028      10.227233                 31.74%                     0         2003
VIP Value Portfolio:               9.368275      7.763028                 -17.13%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.824655      10.195898                  3.78%                   468         2004
Insurance Products Fund II         8.459417      9.824655                  16.14%                   468         2003
- VIP Asset Manager                9.422426      8.459417                 -10.22%                   468         2002
Portfolio: Service Class -         9.990829      9.422426                  -5.69%                   468         2001
Q/NQ                              10.571321      9.990829                  -5.49%                   468         2000
                                  10.000000      10.571321                  5.71%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.241006      9.573697                   3.60%                 5,856         2004
Insurance Products Fund II         7.973317      9.241006                  15.90%                 5,856         2003
- VIP Asset Manager                8.898196      7.973317                 -10.39%                 5,856         2002
Portfolio: Service Class 2         9.448675      8.898196                  -5.83%                 5,856         2001
- Q/NQ                            10.000000      9.448675                  -5.51%                   514         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.561676      8.926886                   4.27%                   457         2004
Insurance Products Fund II         7.058144      8.561676                  21.30%                   457         2003
- VIP Asset Manager Growth         8.484162      7.058144                 -16.81%                   457         2002
Portfolio: Service Class -         9.313417      8.484162                  -8.90%                   457         2001
Q/NQ                              10.817549      9.313417                 -13.90%                   457         2000
                                  10.000000      10.817549                  8.18%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.941164      8.262477                   4.05%                 5,772         2004
Insurance Products Fund II         6.553060      7.941164                  21.18%                 5,772         2003
- VIP Asset Manager Growth         7.903822      6.553060                 -17.09%                 5,772         2002
Portfolio: Service Class 2         8.685016      7.903822                  -8.99%                 5,772         2001
- Q/NQ                            10.000000      8.685016                 -13.15%                   890         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.103985      11.479115                 13.61%                 6,854         2004
Insurance Products Fund II         7.991814      10.103985                 26.43%                 4,818         2003
- VIP Contrafund(R)                  8.957861      7.991814                 -10.78%                 4,818         2002
Portfolio: Service Class          10.378005      8.957861                 -13.68%                 4,504         2001
-Q/NQ                             11.293580      10.378005                 -8.11%                 4,504         2000
                                  10.000000      11.293580                 12.94%                   565         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.935086      10.135270                 13.43%                25,334         2004
Insurance Products Fund II         7.075909      8.935086                  26.27%                32,317         2003
- VIP Contrafund(R)                  7.947001      7.075909                 -10.96%                20,353         2002
Portfolio: Service Class 2         9.218183      7.947001                 -13.79%                17,070         2001
-Q/NQ                             10.000000      9.218183                  -7.82%                   729         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.612663      12.652688                  8.96%                 8,153         2004
Insurance Products Fund II         9.181101      11.612663                 26.48%                 8,153         2003
- VIP Index 500 Portfolio:        11.988361      9.181101                 -23.42%                 8,387         2002
Initial Class - Q/NQ              13.847864      11.988361                -13.43%                 8,614         2001
                                  15.499687      13.847864                -10.66%                 6,351         2000
                                  13.057468      15.499687                 18.70%                   399         1999
                                  10.330070      13.057468                 26.40%                     0         1998
                                  10.000000      10.330070                  3.30%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.975777      14.379491                  2.89%                   181         2004
Insurance Products Fund II        13.486744      13.975777                  3.63%                17,239         2003
- VIP Investment Grade            12.408647      13.486744                  8.69%                17,858         2002
Bond Portfolio: Initial           11.615489      12.408647                  6.83%                13,309         2001
Class - Q/NQ                      10.601902      11.615489                  9.56%                    81         2000
                                  10.877515      10.601902                 -2.53%                   244         1999
                                  10.145651      10.877515                  7.21%                     0         1998
                                  10.000000      10.145651                  1.64%                     0         1997*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.522431      9.253141                   8.57%                     0         2004
Insurance Products Fund            6.631056      8.522431                  28.52%                     0         2003
III - VIP Aggressive               9.139003      6.631056                 -27.44%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.425581      9.125949                   8.31%                   768         2004
Insurance Products Fund            6.565506      8.425581                  28.33%                 1,095         2003
III - VIP Aggressive               9.083545      6.565506                 -27.72%                   372         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.246093      9.601236                   3.84%                 2,529         2004
Insurance Products Fund            7.986931      9.246093                  15.77%                 2,529         2003
III - VIP Balanced                 8.886561      7.986931                 -10.12%                 2,529         2002
Portfolio: Service Class -         9.180959      8.886561                  -3.21%                 2,529         2001
Q/NQ                               9.747370      9.180959                  -5.81%                 2,529         2000
                                  10.000000      9.747370                  -2.53%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  9.599264      9.941902                   3.57%                7,941          2004
Insurance Products Fund            8.300199      9.599264                  15.65%                8,959          2003
III - VIP Balanced                 9.253257      8.300199                 -10.30%                8,959          2002
Portfolio: Service Class 2         9.574134      9.253257                  -3.35%                9,570          2001
- Q/NQ                            10.000000      9.574134                  -4.26%                1,175         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  6.907260      6.890385                  -0.24%                    0          2004
Insurance Products Fund            5.601932      6.907260                  23.30%                    0          2003
III - VIP Dynamic Capital          6.130220      5.601932                  -8.62%                    0          2002
Appreciation Portfolio:            8.718173      6.130220                 -29.68%                    0          2001
Service Class - Q/NQ              10.000000      8.718173                 -12.82%                    0         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  6.868181      6.851896                  -0.24%                4,522          2004
Insurance Products Fund            5.582110      6.868181                  23.04%                6,152          2003
III - VIP Dynamic Capital          6.130220      5.582110                  -8.94%                6,152          2002
Appreciation Portfolio:            8.718171      6.130220                 -29.68%                6,548          2001
Service Class 2 - Q/NQ            10.000000      8.718171                 -12.82%                  381         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  8.537476      8.893267                   4.17%                  799          2004
Insurance Products Fund            7.012508      8.537476                  21.75%                  799          2003
III - VIP Growth & Income          8.545956      7.012508                 -17.94%                  799          2002
Portfolio: Service Class -         9.519356      8.545956                 -10.23%                  799          2001
Q/NQ                              10.034112      9.519356                  -5.13%                  974          2000
                                  10.000000      10.034112                  0.34%                  530         1999*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  8.738893      9.083269                   3.94%                3,797          2004
Insurance Products Fund            7.186938      8.738893                  21.59%                3,951          2003
III - VIP Growth & Income          8.774593      7.186938                 -18.09%                4,270          2002
Portfolio: Service Class 2         9.790913      8.774593                 -10.38%                4,057          2001
- Q/NQ                            10.000000      9.790913                  -2.09%                  363         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  6.674570      7.038591                   5.45%                3,814          2004
Insurance Products Fund            5.226000      6.674570                  27.72%                3,814          2003
III - VIP Growth                   6.794882      5.226000                 -23.09%                3,814          2002
Opportunities Portfolio:           8.063257      6.794882                 -15.73%                3,814          2001
Service Class - Q/NQ               9.883134      8.063257                 -18.41%                2,900          2000
                                  10.000000      9.883134                  -1.17%                  648         1999*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                  6.978115      7.347073                   5.29%                5,760          2004
Insurance Products Fund            5.474523      6.978115                  27.47%                5,760          2003
III - VIP Growth                   7.126334      5.474523                 -23.18%                5,760          2002
Opportunities Portfolio:           8.476597      7.126334                 -15.93%                5,760          2001
Service Class 2 -Q/NQ             10.000000      8.476597                 -15.23%                  575         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                 20.417349      25.093259                 22.90%                1,228          2004
Insurance Products Fund           14.963357      20.417349                 36.45%                1,228          2003
III - VIP Mid Cap                 16.859788      14.963357                -11.25%                1,228          2002
Portfolio: Service                17.713831      16.859788                 -4.82%                1,228          2001
Class-Q/NQ                        13.466052      17.713831                 31.54%                1,228          2000
                                  10.000000      13.466052                 34.66%                   85         1999*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                 12.773640      15.684421                 22.79%               11,028          2004
Insurance Products Fund            9.379988      12.773640                 36.18%               19,146          2003
III - VIP Mid Cap                 10.583952      9.379988                 -11.38%               14,140          2002
Portfolio: Service Class          11.137589      10.583952                 -4.97%               13,175          2001
2-Q/NQ                            10.000000      11.137589                 11.38%                  796         2000*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                 12.294648      13.804179                 12.28%                    0          2004
Insurance Products Fund            7.910246      12.294648                 55.43%                    0          2003
III - VIP Value Strategies        10.000000      7.910246                 -20.90%                    0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Fidelity Variable                 11.595844      13.002652                 12.13%                  474          2004
Insurance Products Fund            7.480890      11.595844                 55.01%                9,257          2003
III - VIP Value Strategies        10.000000      7.480890                 -25.19%                9,183         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Franklin Templeton                10.959319      12.009389                  9.58%                2,137          2004
Variable Insurance                 8.909432      10.959319                 23.01%                    0          2003
Products Trust - Franklin         10.000000      8.909432                 -10.91%                    0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Franklin Templeton                10.116664      11.845637                 17.09%                    0          2004
Variable Insurance                 7.748336      10.116664                 30.57%                    0          2003
Products Trust - Templeton        10.000000      7.748336                 -22.52%                    0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Dreyfus GVIT                 10.000000      11.472337                 14.72%                    0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Dreyfus GVIT Mid Cap         10.985714      12.523316                 14.00%                1,724          2004
Index Fund: Class I - Q/NQ         8.282736      10.985714                 32.63%                  302          2003
                                  10.000000      8.282736                 -17.17%                  302         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Dreyfus GVIT Mid Cap         10.428814      11.865097                 13.77%                  507          2004
Index Fund: Class II - Q/NQ        7.883563      10.428814                 32.29%                  492          2003
                                  10.000000      7.883563                 -21.16%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                13.040171      15.469658                 18.63%                    0          2004
Emerging Markets Fund:             8.039642      13.040171                 62.20%                    0          2003
Class II - Q/NQ                   10.000000      8.039642                 -19.60%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.000000      11.739471                 17.39%                  137          2004
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.873254      11.059542                  1.71%                1,909          2004
Government Bond Fund:             10.822371      10.873254                  0.47%                1,239          2003
Class I - Q/NQ                    10.000000      10.822371                  8.22%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.531244      10.855882                  3.08%                9,753          2004
Investor Destinations              9.908200      10.531244                  6.29%               10,871          2003
Conservative Fund: Class          10.000000      9.908200                  -0.92%               11,564         2002*
II - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.667410      11.259628                  5.55%               29,738          2004
Investor Destinations              9.524994      10.667410                 11.99%               29,234          2003
Moderately Conservative           10.000000      9.524994                  -4.75%               19,298         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.698367      11.542800                  7.89%               57,535          2004
Investor Destinations              9.047112      10.698367                 18.25%               15,567          2003
Moderate Fund: Class II -         10.000000      9.047112                  -9.53%                    0         2002*
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.748847      11.868003                 10.41%               18,692          2004
Investor Destinations              8.616611      10.748847                 24.75%               20,980          2003
Moderately Aggressive             10.000000      8.616611                 -13.83%                1,228         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT                10.755638      12.080327                 12.32%                7,526          2004
Investor Destinations              8.280478      10.755638                 29.89%                7,526          2003
Aggressive Fund: Class II         10.000000      8.280478                 -17.20%                    0         2002*
- Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT Gartmore GVIT Money           9.882903      9.813644                  -0.70%                1,812          2004
Market Fund: Class I - Q/NQ        9.971023      9.882903                  -0.88%                1,223          2003
                                  10.000000      9.971023                  -0.29%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT GVIT Small Cap Growth         9.428158      10.509665                 11.47%               16,752          2004
Fund: Class II - Q/NQ              7.139704      9.428158                  32.05%                    2          2003
                                  10.000000      7.139704                 -28.60%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT GVIT Small Cap Value         11.829349      13.667571                 15.54%                    0          2004
Fund: Class I - Q/NQ               7.656265      11.829349                 54.51%                    0          2003
                                  10.000000      7.656265                 -23.44%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
GVIT GVIT Small Cap Value         10.951502      12.620719                 15.24%                3,053          2004
Fund: Class II - Q/NQ              7.106598      10.951502                 54.10%                2,762          2003
                                  10.000000      7.106598                 -28.93%                2,507         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
GVIT GVIT Small Company           11.401437      13.366774                 17.24%                   446         2004
Fund: Class I - Q/NQ               8.208330      11.401437                 38.90%                     0         2003
                                  10.000000      8.208330                 -17.92%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
GVIT GVIT Small Company           11.647275      13.627631                 17.00%                   120         2004
Fund: Class II - Q/NQ              8.409260      11.647275                 38.51%                     1         2003
                                  10.000000      8.409260                 -15.91%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
Janus Aspen Series -              12.178822      14.091268                 15.70%                   251         2004
Risk-Managed Core                 10.000000      12.178822                 21.79%                   251         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MFS(R) Variable Insurance            9.025172      9.688547                   7.35%                     0         2004
Trust - MFS Investors              7.473222      9.025172                  20.77%                   213         2003
Growth Stock Series:              10.000000      7.473222                 -25.27%                   157         2002*
Service Class - Q/NQ
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MFS(R) Variable Insurance            8.522604      9.601855                  12.66%                 1,014         2004
Trust - MFS Mid Cap Growth         6.333632      8.522604                  34.56%                   737         2003
Series: Service Class -           10.000000      6.333632                 -36.66%                     0         2002*
Q/NQ
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MFS(R) Variable Insurance            9.467384      9.904406                   4.62%                   292         2004
Trust - MFS New Discovery          7.203289      9.467384                  32.43%                   278         2003
Series: Service Class -           10.000000      7.203289                 -27.97%                   240         2002*
Q/NQ
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MFS(R) Variable Insurance           10.490941      11.865597                 13.10%                   876         2004
Trust - MFS Value Series:          8.540533      10.490941                 22.84%                 1,037         2003
Service Class - Q/NQ              10.000000      8.540533                 -14.59%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MTB Group of Funds - MTB           9.567586      9.909804                   3.58%                     0         2004
Large Cap Growth Fund II -         8.277249      9.567586                  15.59%                     0         2003
Q/NQ                              10.000000      8.277249                 -17.23%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MTB Group of Funds - MTB          10.436112      11.264172                  7.93%                 1,411         2004
Large Cap Value Fund II -          7.939422      10.436112                 31.45%                   286         2003
Q/NQ                              10.000000      7.939422                 -20.61%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
MTB Group of Funds - MTB          10.674536      11.138793                  4.35%                 8,713         2004
Managed Allocation Fund -          9.239666      10.674536                 15.53%                   277         2003
Moderate Growth II - Q/NQ         10.000000      9.239666                  -7.60%                     0         2002*
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
Neuberger Berman Advisers         10.000000      11.270076                 12.70%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------
---------------------------- ------------------- -------------------- ------------------ -------------------- ----------

---------------------------- ------------------- -------------------- ------------------ -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable               9.912889      10.410193                  5.02%                7,501          2004
Account Funds -                    7.700557      9.912889                  28.73%               23,299          2003
Oppenheimer Capital               10.000000      7.700557                 -22.99%                2,157         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              11.124212      13.057210                 17.38%                    0          2004
Account Funds -                    7.896341      11.124212                 40.88%                    0          2003
Oppenheimer Global                10.000000      7.896341                 -21.04%                    0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              11.072550      12.965479                 17.10%                5,505          2004
Account Funds -                    7.868489      11.072550                 40.72%                5,344          2003
Oppenheimer Global                10.000000      7.868489                 -21.32%                5,007         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              10.000000      11.543560                 15.44%                1,571         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              10.000000      11.526477                 15.26%                  282         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              11.728922      12.588917                  7.33%                  464          2004
Account Funds -                    9.606012      11.728922                 22.10%                  153          2003
Oppenheimer High Income           10.000000      9.606012                  -3.94%                    0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              10.138254      10.899471                  7.51%                8,388          2004
Account Funds -                    8.140404      10.138254                 24.54%                7,730          2003
Oppenheimer Main Street(R)          10.000000      8.140404                 -18.60%                4,797         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              11.854967      13.944939                 17.63%                    0          2004
Account Funds -                    8.336830      11.854967                 42.20%                    0          2003
Oppenheimer Main Street(R)          10.000000      8.336830                 -16.63%                    0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Oppenheimer Variable              12.086194      12.908968                  6.81%               20,233          2004
Account Funds -                   10.473114      12.086194                 15.40%                3,206          2003
Oppenheimer Strategic Bond        10.000000      10.473114                  4.73%                1,599         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Putnam Variable Trust -           12.300530      13.462337                  9.45%                    0          2004
Putnam VT Growth & Income         10.000000      12.300530                 23.01%                    0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Putnam Variable Trust -           10.263328      11.746661                 14.45%                    0          2004
Putnam VT International            8.106818      10.263328                 26.60%                    0          2003
Equity Fund: Class IB -           10.000000      8.106818                 -18.93%                    0         2002*
Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Putnam Variable Trust -           11.404434      14.178234                 24.32%                1,925          2004
Putnam VT Small Cap Value          7.736818      11.404434                 47.40%                    0          2003
Fund: Class IB - Q/NQ             10.000000      7.736818                 -22.63%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Putnam Variable Trust -           10.084803      10.433461                  3.46%                2,991          2004
Putnam VT Voyager Fund:            8.196560      10.084803                 23.04%                2,991          2003
Class IB - Q/NQ                   10.000000      8.196560                 -18.03%                  301         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        11.809650      12.418054                  5.15%                  414          2004
- Capital Appreciation            10.122093      11.809650                 16.67%                  414          2003
Fund - Q/NQ                       10.000000      10.122093                  1.22%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        13.155955      14.811935                 12.59%                    0          2004
- Growth and Income Fund -        10.559083      13.155955                 24.59%                    0          2003
Q/NQ                              10.000000      10.559083                  5.59%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        14.220140      16.716676                 17.56%                    0          2004
- International Equity            10.513505      14.220140                 35.26%                    0          2003
Fund - Q/NQ                       10.000000      10.513505                  5.14%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        10.449287      10.720795                  2.60%                    0          2004
- Investment Grade Bond           10.248349      10.449287                  1.96%                    0          2003
Fund - Q/NQ                       10.000000      10.248349                  2.48%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        13.132717      15.111297                 15.07%                    0          2004
- Mid-Cap Equity Fund -           10.277551      13.132717                 27.78%                    0          2003
Q/NQ                              10.000000      10.277551                  2.76%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        14.710508      17.994859                 22.33%                    0          2004
- Small Cap Value Equity          10.787786      14.710508                 36.36%                    0          2003
Fund - Q/NQ                       10.000000      10.787786                  7.88%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
STI Classic Variable Trust        13.167363      14.953530                 13.57%                  382          2004
- Value Income Stock Fund         10.857530      13.167363                 21.27%                  382          2003
- Q/NQ                            10.000000      10.857530                  8.57%                    0         2002*
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
The Universal                     10.113318      10.367358                  2.51%                  240          2004
Institutional Funds, Inc.         10.000000      10.113318                  1.13%                    0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of           Period
                             Value at            Value at End of     in Accumulation     Accumulation
                             Beginning of        Period              Unit Value          Units at End of
                             Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- ------------------- ------------------- ------------------- -----------

---------------------------- ------------------- ------------------- ------------------- ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
The Universal                     12.766859      17.111625                 34.03%                  172          2004
Institutional Funds, Inc.         10.000000      12.766859                 27.67%                   10         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Van Kampen Life Investment        10.340549      11.960554                 15.67%               34,783          2004
Trust - Comstock                   8.027815      10.340549                 28.81%               34,546          2003
Portfolio: Class II Shares        10.000000      8.027815                 -19.72%                  293         2002*
- Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
Van Kampen Life Investment         8.722747      9.174198                   5.18%               34,163          2004
Trust - Emerging Growth            6.970863      8.722747                  25.13%               34,163          2003
Portfolio: Class II Shares        10.000000      6.970863                 -30.29%                  476         2002*
- Q/NQ
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------
---------------------------- ------------------- -------------------- ------------------ ------------------- -----------

---------------------------- ------------------- -------------------- ------------------ ------------------- -----------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.303561           11.243349                  9.12%                51,563         2004
Funds - AIM V.I. Basic       7.851654            10.303561                 31.23%                55,575         2003
Value Fund: Series II        10.000000           7.851654                 -21.48%                33,463         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       9.706432            10.161152                  4.68%                17,645         2004
Funds - AIM V.I. Capital     7.631902            9.706432                  27.18%                29,012         2003
Appreciation Fund: Series    10.000000           7.631902                 -23.68%                 6,624         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.342380           11.760294                 13.71%                     0         2004
Funds - AIM V.I. Capital     7.760964            10.342380                 33.26%                     0         2003
Development Fund: Series I   10.000000           7.760964                 -22.39%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.000000           11.033112                 10.33%                 2,262         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.749620           13.091711                 21.79%                 4,264         2004
Funds - AIM V.I.             8.490585            10.749620                 26.61%                 4,664         2003
International Growth Fund:   10.000000           8.490585                 -15.09%                 2,315         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.741914           12.036755                 12.05%                     0         2004
Funds - AIM V.I. Mid Cap     8.570057            10.741914                 25.34%                     0         2003
Core Equity Fund: Series I   10.000000           8.570057                 -14.30%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       10.072382           10.488642                  4.13%                     0         2004
Funds - AIM V.I. Premier     8.179432            10.072382                 23.14%                     0         2003
Equity Fund: Series I        10.000000           8.179432                 -18.21%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance       9.002585            9.349894                   3.86%                14,203         2004
Funds - AIM V.I. Premier     7.325334            9.002585                  22.90%                13,725         2003
Equity Fund: Series II       10.000000           7.325334                 -26.75%                 7,997         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable   10.437989           11.429411                  9.50%                15,923         2004
Products Series Fund, Inc.   8.020758            10.437989                 30.14%                16,277         2003
- AllianceBernstein Growth   10.000000           8.020758                 -19.79%                 8,333         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable   13.297321           16.349763                 22.96%                 6,852         2004
Products Series Fund, Inc.   9.382765            13.297321                 41.72%                16,152         2003
- AllianceBernstein          10.000000           9.382765                  -6.17%                 5,851         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable   8.990219            9.589499                   6.67%                 1,073         2004
Products Series Fund, Inc.   7.402035            8.990219                  21.46%                 1,073         2003
-                            10.000000           7.402035                 -25.98%                 1,024         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable   12.519711           14.676749                 17.23%                27,027         2004
Products Series Fund, Inc.   9.025781            12.519711                 38.71%                33,888         2003
- AllianceBernstein          10.000000           9.025781                  -9.74%                14,499         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment           11.098817           13.318170                 20.00%                     0         2004
Portfolios - Small Cap       8.182141            11.098817                 35.65%                     0         2003
Stock Index Portfolio:       10.000000           8.182141                 -18.18%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially         9.845763            10.295170                  4.56%                     0         2004
Responsible Growth Fund,     7.936792            9.845763                  24.05%                     0         2003
Inc.: Initial Shares - Q/NQ  10.000000           7.936792                 -20.63%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,    10.678116           11.631247                  8.93%                     0         2004
Inc.: Initial Shares - Q/NQ  8.449481            10.678116                 26.38%                     0         2003
                             10.000000           8.449481                 -15.51%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,    12.111224           13.157896                  8.64%                   339         2004
Inc.: Service Shares - Q/NQ  10.000000           12.111224                 21.11%                   280         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   10.100026           10.888222                  7.80%                   175         2004
- Federated American         8.057662            10.100026                 25.35%                   175         2003
Leaders Fund II: Service     10.000000           8.057662                 -19.42%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   9.919368            10.459953                  5.45%                 6,684         2004
- Federated Capital          8.133388            9.919368                  21.96%                 7,816         2003
Appreciation Fund II:        10.000000           8.133388                 -18.67%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   11.880988           12.885298                  8.45%                12,543         2004
- Federated High Income      9.908567            11.880988                 19.91%                14,982         2003
Bond Fund II: Service        10.000000           9.908567                  -0.91%                 9,417         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   10.033490           11.267307                 12.30%                     0         2004
- Federated International    7.729166            10.033490                 29.81%                     0         2003
Equity Fund II - Q/NQ        10.000000           7.729166                 -22.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   11.188100           12.714444                 13.64%                     0         2004
- Federated Mid Cap Growth   8.112647            11.188100                 37.91%                     0         2003
Strategies Fund II - Q/NQ    10.000000           8.112647                 -18.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   10.888577           11.107853                  2.01%                 2,866         2004
- Federated Quality Bond     10.569005           10.888577                  3.02%                 2,237         2003
Fund II: Primary Shares -    10.000000           10.569005                  5.69%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series   10.971715           11.160248                  1.72%                23,051         2004
- Federated Quality Bond     10.670712           10.971715                  2.82%                40,877         2003
Fund II: Service Shares -    10.000000           10.670712                  6.71%                14,850         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.727033            10.666315                  9.66%                     0         2004
Insurance Products Fund -    7.587192            9.727033                  28.20%                     0         2003
VIP Equity-Income            9.285029            7.587192                 -18.29%                     0         2002
Portfolio: Service Class -   9.937826            9.285029                  -6.57%                     0         2001
Q/NQ                         9.319394            9.937826                   6.64%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.550667           11.553988                  9.51%                50,936         2004
Insurance Products Fund -    8.241747            10.550667                 28.01%                59,232         2003
VIP Equity-Income            10.104825           8.241747                 -18.44%                27,011         2002
Portfolio: Service Class 2   10.830898           10.104825                 -6.70%                10,755         2001
- Q/NQ                       10.000000           10.830898                  8.31%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.857694            7.988361                   1.66%                     0         2004
Insurance Products Fund -    6.010830            7.857694                  30.73%                     0         2003
VIP Growth Portfolio:        8.747205            6.010830                 -31.28%                     0         2002
Service Class - Q/NQ         10.800438           8.747205                 -19.01%                     0         2001
                             12.334723           10.800438                -12.44%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.113762            6.206936                   1.52%                89,831         2004
Insurance Products Fund -    4.685275            6.113762                  30.49%                88,836         2003
VIP Growth Portfolio:        6.827677            4.685275                 -31.38%                34,395         2002
Service Class 2 - Q/NQ       8.444694            6.827677                 -19.15%                24,184         2001
                             10.000000           8.444694                 -15.55%                 2,198         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.159165            8.793246                   7.77%                     0         2004
Insurance Products Fund -    6.527139            8.159165                  25.00%                     0         2003
VIP High Income Portfolio:   6.398390            6.527139                   2.01%                     0         2002
Service Class - Q/NQ         7.377354            6.398390                 -13.27%                     0         2001
                             9.682359            7.377354                 -23.81%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.817745            9.495688                   7.69%                23,387         2004
Insurance Products Fund -    7.066016            8.817745                  24.79%                29,871         2003
VIP High Income Portfolio:   6.948050            7.066016                   1.70%                13,143         2002
Service Class 2 - Q/NQ       8.014309            6.948050                 -13.30%                 2,949         2001
                             10.000000           8.014309                 -19.86%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.944031           10.904407                 -0.36%                     0         2004
Insurance Products Fund -    11.006409           10.944031                 -0.57%                     0         2003
VIP Money Market             10.993508           11.006409                  0.12%                     0         2002
Portfolio: Initial Class -   10.722656           10.993508                  2.53%                     0         2001
Q/NQ                         10.241878           10.722656                  4.69%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.916071            9.961848                  11.73%                     0         2004
Insurance Products Fund -    6.324013            8.916071                  40.99%                     0         2003
VIP Overseas Portfolio:      8.064235            6.324013                 -21.58%                     0         2002
Service Class - Q/NQ         10.405612           8.064235                 -22.50%                     0         2001
                             13.072073           10.405612                -20.40%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.160561            7.988159                  11.56%                15,027         2004
Insurance Products Fund -    5.084823            7.160561                  40.82%                18,426         2003
VIP Overseas Portfolio:      6.493251            5.084823                 -21.69%                14,718         2002
Service Class 2 - Q/NQ       8.366798            6.493251                 -22.39%                 7,131         2001
                             10.000000           8.366798                 -16.33%                   280         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.000000           11.037032                 10.37%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.000000           11.018158                 10.18%                   456         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.251504           11.210104                  9.35%                     0         2004
Insurance Products Fund -    7.766331            10.251504                 32.00%                     0         2003
VIP Value Portfolio:         9.365479            7.766331                 -17.07%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.213818           11.154406                  9.21%                     0         2004
Insurance Products Fund -    7.756777            10.213818                 31.68%                     0         2003
VIP Value Portfolio:         9.365487            7.756777                 -17.18%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.801429            10.166631                  3.73%                     0         2004
Insurance Products Fund II   8.443697            9.801429                  16.08%                     0         2003
- VIP Asset Manager          9.409698            8.443697                 -10.27%                     0         2002
Portfolio: Service Class -   9.982426            9.409698                  -5.74%                     0         2001
Q/NQ                         10.567758           8.366798                  -5.54%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.223811            9.551031                   3.55%                     0         2004
Insurance Products Fund II   7.962526            9.223811                  15.84%                     0         2003
- VIP Asset Manager          8.890667            7.962526                 -10.44%                     0         2002
Portfolio: Service Class 2   9.445503            8.890667                  -5.87%                 4,458         2001
- Q/NQ                       10.000000           9.445503                  -5.54%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.541414            8.901230                   4.21%                     0         2004
Insurance Products Fund II   7.045009            8.541414                  21.24%                     0         2003
- VIP Asset Manager Growth   8.472691            7.045009                 -16.85%                     0         2002
Portfolio: Service Class -   9.305583            8.472691                  -8.95%                     0         2001
Q/NQ                         10.813907           9.305583                 -13.95%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            7.926397            8.242935                   3.99%                   142         2004
Insurance Products Fund II   6.544192            7.926397                  21.12%                   142         2003
- VIP Asset Manager Growth   7.897131            6.544192                 -17.13%                   142         2002
Portfolio: Service Class 2   8.682095            7.897131                  -9.04%                   142         2001
- Q/NQ                       10.000000           8.682095                 -13.18%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.080069           11.446136                 13.55%                     0         2004
Insurance Products Fund II   7.976941            10.080069                 26.37%                     0         2003
- VIP Contrafund(R)            8.945742            7.976941                 -10.83%                     0         2002
Portfolio: Service Class     10.369266           8.945742                 -13.73%                     0         2001
-Q/NQ                        11.289773           10.369266                 -8.15%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.918451            10.111253                 13.37%                61,533         2004
Insurance Products Fund II   7.066320            8.918451                  26.21%                65,658         2003
- VIP Contrafund(R)            7.940263            7.066320                 -11.01%                30,082         2002
Portfolio: Service Class 2   9.215087            7.940263                 -13.83%                12,293         2001
-Q/NQ                        10.000000           9.215087                  -7.85%                 2,192         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.079462            8.798589                   8.90%                48,165         2004
Insurance Products Fund II   6.390951            8.079462                  26.42%                52,853         2003
- VIP Index 500 Portfolio:   8.349328            6.390951                 -23.46%                54,786         2002
Initial Class - Q/NQ         9.649314            8.349328                 -13.47%                48,018         2001
                             10.805770           9.649314                 -10.70%                 2,613         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            12.871793           13.236887                  2.84%                 1,212         2004
Insurance Products Fund II   12.427692           12.871793                  3.57%                 1,212         2003
- VIP Investment Grade       11.440067           12.427692                  8.63%                 5,124         2002
Bond Portfolio: Initial      10.714289           11.440067                  6.77%                 5,375         2001
Class - Q/NQ                 9.784289            10.714289                  9.51%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.509475            9.234383                   8.52%                     0         2004
Insurance Products Fund      6.624330            8.509475                  28.46%                     0         2003
III - VIP Aggressive         9.134381            6.624330                 -27.48%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.412762            9.107429                   8.26%                 4,508         2004
Insurance Products Fund      6.558843            8.412762                  28.27%                 4,542         2003
III - VIP Aggressive         9.078951            6.558843                 -27.76%                 1,167         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.224230            9.573656                   3.79%                     0         2004
Insurance Products Fund      7.972086            9.224230                  15.71%                     0         2003
III - VIP Balanced           8.874549            7.972086                 -10.17%                     0         2002
Portfolio: Service Class -   9.173236            8.874549                  -3.26%                     0         2001
Q/NQ                         9.744082            9.173236                  -5.86%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            9.581410            9.918378                   3.52%                 1,349         2004
Insurance Products Fund      8.288961            9.581410                  15.59%                 1,349         2003
III - VIP Balanced           9.245426            8.288961                 -10.35%                 5,918         2002
Portfolio: Service Class 2   9.570917            9.245426                  -3.40%                 4,100         2001
- Q/NQ                       10.000000           9.570917                  -4.29%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.895881            6.875544                  -0.29%                     0         2004
Insurance Products Fund      5.595540            6.895881                  23.24%                     0         2003
III - VIP Dynamic Capital    6.126332            5.595540                  -8.66%                     0         2002
Appreciation Portfolio:      8.717108            6.126332                 -29.72%                     0         2001
Service Class - Q/NQ         10.000000           8.717108                 -12.83%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.856839            6.837113                  -0.29%                 1,495         2004
Insurance Products Fund      5.575724            6.856839                  22.98%                 2,038         2003
III - VIP Dynamic Capital    6.126326            5.575724                  -8.99%                 3,033          200
Appreciation Portfolio:      8.717102            6.126326                 -29.72%                 1,109         2001
Service Class 2 - Q/NQ       10.000000           8.717102                 -12.83%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.517285            8.867733                   4.11%                     0         2004
Insurance Products Fund      6.999462            8.517285                  21.68%                     0         2003
III - VIP Growth & Income    8.534412            6.999462                 -17.99%                     0         2002
Portfolio: Service Class -   9.511361            8.534412                 -10.27%                     0         2001
Q/NQ                         10.030731           9.511361                  -5.18%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            8.722626            9.061757                   3.89%                12,248         2004
Insurance Products Fund      7.177193            8.722626                  21.53%                14,394         2003
III - VIP Growth & Income    8.767150            7.177193                 -18.14%                 7,874         2002
Portfolio: Service Class 2   9.787626            8.767150                 -10.43%                 1,408         2001
- Q/NQ                       10.000000           9.787626                  -2.12%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.658783            7.018376                   5.40%                     0         2004
Insurance Products Fund      5.216285            6.658783                  27.65%                     0         2003
III - VIP Growth             6.785706            5.216285                 -23.13%                     0         2002
Opportunities Portfolio:     8.056480            6.785706                 -15.77%                     0         2001
Service Class - Q/NQ         9.879817            8.056480                 -18.46%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            6.965125            7.329677                   5.23%                 2,087         2004
Insurance Products Fund      5.467110            6.965125                  27.40%                 2,087         2003
III - VIP Growth             7.120299            5.467110                 -23.22%                 2,087         2002
Opportunities Portfolio:     8.473753            7.120299                 -15.97%                   336         2001
Service Class 2 - Q/NQ       10.000000           8.473753                 -15.26%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            20.369090           25.021252                 22.84%                     0         2004
Insurance Products Fund      14.935559           20.369090                 36.38%                     0         2003
III - VIP Mid Cap            16.837022           14.935559                -11.29%                     0         2002
Portfolio: Service Class -   17.698948           16.837022                 -4.87%                     0         2001
Q/NQ                         13.461529           17.698948                 31.48%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            12.749910           15.647345                 22.73%                49,855         2004
Insurance Products Fund      9.367309            12.749910                 36.11%                43,850         2003
III - VIP Mid Cap            10.575013           9.367309                 -11.42%                22,846         2002
Portfolio: Service Class 2   11.133863           10.575013                 -5.02%                12,541         2001
- Q/NQ                       10.000000           11.133863                 11.34%                 1,897         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            12.284809           13.786129                 12.22%                     0         2004
Insurance Products Fund      7.907921            12.284809                 55.35%                     0         2003
III - VIP Value Strategies   10.000000           7.907921                 -20.92%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            11.586011           12.985028                 12.08%                 6,852         2004
Insurance Products Fund      7.478338            11.586011                 54.93%                14,406         2003
III - VIP Value Strategies   10.000000           7.478338                 -25.22%                 2,374         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           10.950541           11.993687                  9.53%                     0         2004
Variable Insurance           8.906815            10.950541                 22.95%                     0         2003
Products Trust - Franklin    10.000000           8.906815                 -10.93%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           10.108571           11.830158                 17.03%                     0         2004
Variable Insurance           7.746064            10.108571                 30.50%                     0         2003
Products Trust - Templeton   10.000000           7.746064                 -22.54%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT            10.000000           11.468479                 14.68%                   283         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap    10.976905           12.506920                 13.94%                     0         2004
Index Fund: Class I - Q/NQ   8.280298            10.976905                 32.57%                     0         2003
                             10.000000           8.280298                 -17.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap    10.419971           11.849007                 13.71%                15,660         2004
Index Fund: Class II - Q/NQ  7.880875            10.419971                 32.22%                15,657         2003
                             10.000000           7.880875                 -21.19%                11,135         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           13.027753           15.447087                 18.57%                 1,928         2004
Emerging Markets Fund:       8.036053            13.027753                 62.12%                 1,928         2003
Class II - Q/NQ              10.000000           8.036053                 -19.64%                   816         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.735542                 17.36%                 3,755         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.862900           11.043399                  1.66%                30,697         2004
Government Bond Fund:        10.817550           10.862900                  0.42%                43,668         2003
Class I - Q/NQ               10.000000           10.817550                  8.18%                16,850         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.521213           10.840030                  3.03%                90,083         2004
Investor Destinations        9.903786            10.521213                  6.23%               114,227         2003
Conservative Fund: Class     10.000000           9.903786                  -0.96%                37,637         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.657261           11.243219                  5.50%               101,306         2004
Investor Destinations        9.520757            10.657261                 11.94%                65,685         2003
Moderately Conservative      10.000000           9.520757                  -4.79%                21,078         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.688174           11.525966                  7.84%               245,666         2004
Investor Destinations        9.043080            10.688174                 18.19%               206,569         2003
Moderate Fund: Class II -    10.000000           9.043080                  -9.57%                89,434         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.738625           11.850697                 10.36%               156,914         2004
Investor Destinations        8.612781            10.738625                 24.68%               159,633         2003
Moderately Aggressive        10.000000           8.612781                 -13.87%               112,609         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.745377           12.062674                 12.26%                29,804         2004
Investor Destinations        8.276782            10.745377                 29.83%                35,068         2003
Aggressive Fund: Class II    10.000000           8.276782                 -17.23%                 8,147         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.873298            9.799130                  -0.75%                25,880         2004
Market Fund: Class I - Q/NQ  9.966390            9.873298                  -0.93%                22,866         2003
                             10.000000           9.966390                  -0.34%                11,334         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.419174            10.494338                 11.41%                 2,533         2004
Fund: Class II - Q/NQ        7.136522            9.419174                  31.99%                 2,533         2003
                             10.000000           7.136522                 -28.63%                   676         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.819884           13.649711                 15.48%                     0         2004
Fund: Class I - Q/NQ         7.654018            11.819884                 54.43%                     0         2003
                             10.000000           7.654018                 -23.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.942237           12.603640                 15.18%                 3,613         2004
Fund: Class II - Q/NQ        7.104185            10.942237                 54.03%                 5,298         2003
                             10.000000           7.104185                 -28.96%                   731         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.392292           13.349292                 17.18%                     0         2004
Fund: Class I - Q/NQ         8.205908            11.392292                 38.83%                     0         2003
                             10.000000           8.205908                 -17.94%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.636162           13.607722                 16.94%                13,733         2004
Fund: Class II - Q/NQ        8.405511            11.636162                 38.43%                11,784         2003
                             10.000000           8.405511                 -15.94%                 1,202         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.174698           14.079355                 15.64%                     0         2004
Risk-Managed Core            10.000000           12.174698                 21.75%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.016576            9.674407                   7.30%                10,655         2004
Trust - MFS Investors        7.469892            9.016576                  20.71%                15,342         2003
Growth Stock Series:         10.000000           7.469892                 -25.30%                 4,901         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.514470            9.587807                  12.61%                29,030         2004
Trust - MFS Mid Cap Growth   6.330796            8.514470                  34.49%                29,979         2003
Series: Service Class -      10.000000           6.330796                 -36.69%                 9,422         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.458357            9.889940                   4.56%                 7,173         2004
Trust - MFS New Discovery    7.200074            9.458357                  31.36%                11,292         2003
Series: Service Class -      10.000000           7.200074                 -28.00%                 8,651         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.480958           11.848289                 13.05%                15,698         2004
Trust - MFS Value Series:    8.536736            10.480958                 22.77%                16,053         2003
Service Class - Q/NQ         10.000000           8.536736                 -14.63%                   995         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.559918            9.896831                   3.52%                     0         2004
Large Cap Growth Fund II -   8.274817            9.559918                  15.53%                     0         2003
Q/NQ                         10.000000           8.274817                 -17.25%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.427760           11.249454                  7.88%                     0         2004
Large Cap Value Fund II -    7.937093            10.427760                 31.38%                     0         2003
Q/NQ                         10.000000           7.937093                 -20.63%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.665990           11.124221                  4.30%                20,527         2004
Managed Allocation Fund -    9.236951            10.665990                 15.47%                19,226         2003
Moderate Growth II - Q/NQ    10.000000           9.236951                  -7.63%                13,797         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.266289                 12.66%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.903455            10.395002                  4.96%                21,222         2004
Account Funds -              7.697119            9.903455                  28.66%                20,629         2003
Oppenheimer Capital          10.000000           7.697119                 -23.03%                 8,838         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.115302           13.040128                 17.32%                     0         2004
Account Funds -              7.894020            11.115302                 40.81%                     0         2003
Oppenheimer Global           10.000000           7.894020                 -21.06%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.062001           12.946559                 17.04%                19,246         2004
Account Funds -              7.864982            11.062001                 40.65%                20,670         2003
Oppenheimer Global           10.000000           7.864982                 -21.35%                 7,504         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.539692                 15.40%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.522606                 15.23%                 2,470         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.719537           12.572462                  7.28%                     0         2004
Account Funds -              9.603193            11.719537                 22.04%                     0         2003
Oppenheimer High Income      10.000000           9.603193                  -3.97%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.128590           10.883564                  7.45%                32,619         2004
Account Funds -              8.136771            10.128590                 24.48%                42,761         2003
Oppenheimer Main Street(R)     10.000000           8.136771                 -18.63%                 9,570         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.845461           13.926691                 17.57%                     0         2004
Account Funds -              8.334376            11.845461                 42.13%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.334376                 -16.66%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.074690           12.890134                  6.75%                10,905         2004
Account Funds -              10.468453           12.074690                 15.34%                14,076         2003
Oppenheimer Strategic Bond   10.000000           10.468453                  4.68%                 5,181         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.296362           13.450952                  9.39%                    25         2004
Putnam VT Growth & Income    10.000000           12.296362                 22.96%                    25         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.255110           11.731315                 14.39%                     0         2004
Putnam VT International      8.104436            10.255110                 26.54%                     0         2003
Equity Fund: Class IB -      10.000000           8.104436                 -18.96%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.395302           14.159691                 24.26%                     0         2004
Putnam VT Small Cap Value    7.734536            11.395302                 47.33%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.734536                 -22.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.076730           10.419822                  3.40%                 2,097         2004
Putnam VT Voyager Fund:      8.194146            10.076730                 22.97%                     0         2003
Class IB - Q/NQ              10.000000           8.194146                 -18.06%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.802343           12.404073                  5.10%                     0         2004
- Capital Appreciation       10.120955           11.802343                 16.61%                     0         2003
Fund - Q/NQ                  10.000000           10.120955                  1.21%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.147801           14.795237                 12.53%                     0         2004
- Growth and Income Fund -   10.557896           13.147801                 24.53%                     0         2003
Q/NQ                         10.000000           10.557896                  5.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.211342           16.697846                 17.50%                     0         2004
- International Equity       10.512321           14.211342                 35.19%                     0         2003
Fund - Q/NQ                  10.000000           10.512321                  5.12%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.442804           10.708704                  2.55%                     0         2004
- Investment Grade Bond      10.247193           10.422804                  1.91%                     0         2003
Fund - Q/NQ                  10.000000           10.247193                  2.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.124596           15.094287                 15.01%                     0         2004
- Mid-Cap Equity Fund -      10.276400           13.124596                 27.72%                     0         2003
Q/NQ                         10.000000           10.276400                  2.76%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.701378           17.974564                 22.26%                     0         2004
- Small Cap Value Equity     10.786571           14.701378                 36.29%                     0         2003
Fund - Q/NQ                  10.000000           10.786571                  7.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.159206           14.936698                 13.51%                     0         2004
- Value Income Stock Fund    10.856312           13.159206                 21.21%                     0         2003
- Q/NQ                       10.000000           10.856312                  8.56%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.109894           10.358581                  2.46%                    78         2004
Institutional Funds, Inc.    10.000000           10.109894                  1.10%                    78         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.762538           17.097154                 33.96%                 4,972         2004
Institutional Funds, Inc.    10.000000           12.762538                 27.63%                   837         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.330703           11.943112                 15.61%                37,548         2004
Trust - Comstock             8.024234            10.330703                 28.74%                47,894         2003
Portfolio: Class II Shares   10.000000           8.024234                 -19.76%                22,730         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.714448            9.160820                   5.12%                14,924         2004
Trust - Emerging Growth      6.967759            8.714448                  25.07%                23,956         2003
Portfolio: Class II Shares   10.000000           6.967759                 -30.32%                11,069         2002
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.293732      11.226919                  9.07%                90,599         2004
Funds - AIM V.I. Basic             7.848145      10.293732                 31.16%                82,217         2003
Value Fund: Series II             10.000000      7.848145                 -21.52%                35,660         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.697196      10.146320                  4.63%                18,590         2004
Funds - AIM V.I. Capital           7.628504      9.697196                  27.12%                 6,580         2003
Appreciation Fund: Series         10.000000      7.628504                 -23.71%                 1,006         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.334094      11.744915                 13.65%                     0         2004
Funds - AIM V.I. Capital           7.758677      10.334094                 33.19%                     0         2003
Development Fund: Series I        10.000000      7.758677                 -22.41%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.029409                 10.29%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.739369      13.072600                 21.73%                 2,823         2004
Funds - AIM V.I.                   8.486795      10.739369                 26.54%                 6,474         2003
International Growth Fund:        10.000000      8.486795                 -15.13%                 3,607         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.733300      12.020998                 12.00%                     0         2004
Funds - AIM V.I. Mid Cap           8.567534      10.733300                 25.28%                     0         2003
Core Equity Fund: Series I        10.000000      8.567534                 -14.32%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.064331      10.474938                  4.08%                     0         2004
Funds - AIM V.I. Premier           8.177033      10.064331                 23.08%                     0         2003
Equity Fund: Series I             10.000000      8.177033                 -18.23%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.994006      9.336242                   3.81%                10,184         2004
Funds - AIM V.I. Premier           7.322068      8.994006                  22.83%                 8,969         2003
Equity Fund: Series II            10.000000      7.322068                 -26.78%                 5,247         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.428037      11.412717                  9.44%                27,565         2004
Products Series Fund, Inc.         8.017175      10.428037                 30.07%                20,466         2003
- AllianceBernstein Growth        10.000000      8.017175                 -19.83%                 2,094         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.284662      16.325904                 22.89%                17,630         2004
Products Series Fund, Inc.         9.378586      13.284662                 41.65%                27,781         2003
- AllianceBernstein               10.000000      9.378586                  -6.21%                14,345         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.981652      9.575494                   6.61%                16,082         2004
Products Series Fund, Inc.         7.398726      8.981652                  21.39%                15,524         2003
-                                 10.000000      7.398726                 -26.01%                 6,981         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.507784      14.655318                 17.17%                22,339         2004
Products Series Fund, Inc.         9.021757      12.507784                 38.64%                23,613         2003
- AllianceBernsetin               10.000000      9.021757                  -9.78%                 7,927         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.089928      13.300763                 19.94%                     0         2004
Portfolios - Small Cap             8.179731      11.089928                 35.58%                     0         2003
Stock Index Portfolio:            10.000000      8.179731                 -18.20%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.837878      10.281699                  4.51%                     0         2004
Responsible Growth Fund,           7.934461      9.837878                  23.99%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.934461                 -20.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.669550      11.616017                  8.87%                     0         2004
Inc.: Initial Shares - Q/NQ        8.446991      10.669550                 26.31%                     0         2003
                                  10.000000      8.446991                 -15.53%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.107122      13.146761                  8.59%                33,463         2004
Inc.: Service Shares - Q/NQ       10.000000      12.107122                 21.07%                 6,887         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.091486      10.873504                  7.75%                10,208         2004
- Federated American               8.054925      10.091486                 25.28%                 8,013         2003
Leaders Fund II: Service          10.000000      8.054925                 -19.45%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.910964      10.445777                  5.40%                 2,498         2004
- Federated Capital                8.130621      9.910964                  21.90%                 2,536         2003
Appreciation Fund II:             10.000000      8.130621                 -18.69%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.869662      12.866475                  8.40%                40,133         2004
- Federated High Income            9.904156      11.869662                 19.85%                32,631         2003
Bond Fund II: Service             10.000000      9.904156                  -0.96%                10,575         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.025450      11.252569                 12.24%                     0         2004
- Federated International          7.726886      10.025450                 29.75%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.726886                 -22.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.179147      12.697817                 13.58%                     0         2004
- Federated Mid Cap Growth         8.110264      11.179147                 37.84%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.110264                 -18.90%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.879854      11.093317                  1.96%                     0         2004
- Federated Quality Bond          10.565900      10.879854                  2.97%                     0         2003
Fund II: Primary Shares -         10.000000      10.565900                  5.66%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.962410      11.145122                  1.67%                35,788         2004
- Federated Quality Bond          10.667089      10.962410                  2.77%                47,768         2003
Fund II: Service Shares -         10.000000      10.667089                  6.67%                16,815         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.704043      10.635699                  9.60%                     0         2004
Insurance Products Fund -          7.573088      9.704043                  28.14%                     0         2003
VIP Equity-Income                  9.272487      7.573088                 -18.33%                     0         2002
Portfolio: Service Class -         9.929472      9.272487                  -6.62%                     0         2001
Q/NQ                               9.316254      9.929472                   6.58%                     0         2000
                                  10.000000      9.316254                  -6.84%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.531033      11.526633                  9.45%                57,610         2004
Insurance Products Fund -          8.230585      10.531033                 27.95%                45,410         2003
VIP Equity-Income                 10.096273      8.230585                 -18.48%                14,826         2002
Portfolio: Service Class 2        10.827267      10.096273                 -6.75%                 3,103         2001
- Q/NQ                            10.000000      10.827267                  8.27%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.839114      7.965428                   1.61%                   539         2004
Insurance Products Fund -          5.999654      7.839114                  30.66%                   539         2003
VIP Growth Portfolio:              8.735373      5.999654                 -31.32%                   539         2002
Service Class - Q/NQ              10.791343      8.735373                 -19.05%                 8,906         2001
                                  12.330569      10.791343                -12.48%                10,916         2000
                                  10.000000      12.330569                 23.31%                   539         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.102357      6.192218                   1.47%                64,218         2004
Insurance Products Fund -          4.678914      6.102357                  30.42%                65,430         2003
VIP Growth Portfolio:              6.821878      4.678914                 -31.41%                28,553         2002
Service Class 2 - Q/NQ             8.441852      6.821878                 -19.19%                 3,451         2001
                                  10.000000      8.441852                 -15.58%                   864         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.139855      8.767976                   7.72%                     0         2004
Insurance Products Fund -          6.514991      8.139855                  24.94%                     0         2003
VIP High Income Portfolio:         6.389730      6.514991                   1.96%                     0         2002
Service Class - Q/NQ               7.371133      6.389730                 -13.31%                     0         2001
                                   9.679099      7.371133                 -23.84%                     0         2000
                                  10.000000      9.679099                  -3.21%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.801322      9.473189                   7.63%                33,546         2004
Insurance Products Fund -          7.056444      8.801322                  24.73%                30,731         2003
VIP High Income Portfolio:         6.942163      7.056444                   1.65%                 3,359         2002
Service Class 2 - Q/NQ             8.011610      6.942163                 -13.35%                 1,133         2001
                                  10.000000      8.011610                 -19.88%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.918092      10.873037                 -0.41%                     0         2004
Insurance Products Fund -         10.985900      10.918092                 -0.62%                     0         2003
VIP Money Market                  10.978600      10.985900                  0.07%                     0         2002
Portfolio: Initial Class -        10.713587      10.978600                  2.47%                 2,045         2001
Q/NQ                              10.238387      10.713587                  4.64%                     0         2000
                                  10.000000      10.238387                  2.38%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.894971      9.933233                  11.67%                     0         2004
Insurance Products Fund -          6.312260      8.894971                  40.92%                     0         2003
VIP Overseas Portfolio:            8.053339      6.312260                 -21.62%                     0         2002
Service Class - Q/NQ              10.396864      8.053339                 -22.54%                 7,861         2001
                                  13.067686      10.396864                -20.44%                 9,748         2000
                                  10.000000      13.067686                 30.68%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.147224      7.969239                  11.50%                 8,969         2004
Insurance Products Fund -          5.077927      7.147224                  40.75%                 7,166         2003
VIP Overseas Portfolio:            6.487750      5.077927                 -21.73%                 1,330         2002
Service Class 2 - Q/NQ             8.363990      6.487750                 -22.43%                   161         2001
                                  10.000000      8.363990                 -16.36%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.033330                 10.33%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.014450                 10.14%                 2,117         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.238060      11.189722                  9.30%                     0         2004
Insurance Products Fund -          7.760077      10.238060                 31.93%                     0         2003
VIP Value Portfolio:               9.362696      7.760077                 -17.12%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.200411      11.134117                  9.15%                 1,307         2004
Insurance Products Fund -          7.750531      10.200411                 31.61%                     0         2003
VIP Value Portfolio:               9.362709      7.750531                 -17.22%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.778212      10.137395                  3.67%                     0         2004
Insurance Products Fund II         8.427977      9.778212                  16.02%                     0         2003
- VIP Asset Manager                9.396957      8.427977                 -10.31%                     0         2002
Portfolio: Service Class -         9.974006      9.396957                  -5.79%                     0         2001
Q/NQ                              10.564193      9.974006                  -5.59%                     0         2000
                                  10.000000      10.564193                  5.64%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.206638      9.528407                   3.49%                 1,518         2004
Insurance Products Fund II         7.951733      9.206638                  15.78%                 1,518         2003
- VIP Asset Manager                8.883133      7.951733                 -10.49%                 1,518         2002
Portfolio: Service Class 2         9.442327      8.883133                  -5.92%                   393         2001
- Q/NQ                            10.000000      9.442327                  -5.58%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.521194      8.875650                   4.16%                     0         2004
Insurance Products Fund II         7.031903      8.521194                  21.18%                     0         2003
- VIP Asset Manager Growth         8.461230      7.031903                 -16.89%                     0         2002
Portfolio: Service Class -         9.297750      8.461230                  -9.00%                     0         2001
Q/NQ                              10.810265      9.297750                 -13.99%                     0         2000
                                  10.000000      10.810265                  8.10%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.911639      8.223411                   3.94%                 1,806         2004
Insurance Products Fund II         6.535322      7.911639                  21.06%                 1,806         2003
- VIP Asset Manager Growth         7.890448      6.535322                 -17.17%                 1,806         2002
Portfolio: Service Class 2         8.679190      7.890448                  -9.09%                   354         2001
- Q/NQ                            10.000000      8.679190                 -13.21%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.056233      11.413264                 13.49%                   572         2004
Insurance Products Fund II         7.962109      10.056233                 26.30%                   572         2003
- VIP Contrafund(R)                  8.933644      7.962109                 -10.88%                   572         2002
Portfolio: Service Class          10.360545      8.933644                 -13.77%                 9,702         2001
-Q/NQ                             11.285979      10.360545                 -8.20%                11,897         2000
                                  10.000000      11.285979                 12.86%                   572         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.901874      10.087339                 13.32%               140,456         2004
Insurance Products Fund II         7.056755      8.901874                  26.15%                85,716         2003
- VIP Contrafund(R)                  7.933544      7.056755                 -11.05%                18,060         2002
Portfolio: Service Class 2         9.211994      7.933544                 -13.88%                   556         2001
-Q/NQ                             10.000000      9.211994                  -7.88%                   556         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.060356      8.773332                   8.85%                 1,475         2004
Insurance Products Fund II         6.379069      8.060356                  26.36%                 1,475         2003
- VIP Index 500 Portfolio:         8.338036      6.379069                 -23.49%                 1,475         2002
Initial Class - Q/NQ               9.641192      8.338036                 -13.52%                 1,475         2001
                                  10.802136      9.641192                 -10.75%                 1,475         2000
                                  10.000000      10.802136                  8.02%                   765         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.841371      13.198905                  2.78%                   707         2004
Insurance Products Fund II        12.404623      12.841371                  3.52%                   723         2003
- VIP Investment Grade            11.424622      12.404623                  8.58%                   443         2002
Bond Portfolio: Initial           10.705289      11.424622                  6.72%                   541         2001
Class - Q/NQ                       9.780998      10.705289                  9.45%                     0         2000
                                  10.000000      9.780998                  -2.19%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.496522      9.215641                   8.46%                     0         2004
Insurance Products Fund            6.617605      8.496522                  28.39%                     0         2003
III - VIP Aggressive               9.129753      6.617605                 -27.52%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.399945      9.088935                   8.20%                24.791         2004
Insurance Products Fund            6.552177      8.399945                  28.20%                11,058         2003
III - VIP Aggressive               9.074349      6.552177                 -27.79%                   110         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.202385      9.546141                   3.74%                     0         2004
Insurance Products Fund            7.957246      9.202385                  15.65%                     0         2003
III - VIP Balanced                 8.862535      7.957246                 -10.21%                     0         2002
Portfolio: Service Class -         9.165506      8.862535                  -3.31%                     0         2001
Q/NQ                               9.740797      9.165506                  -5.91%                     0         2000
                                  10.000000      9.740797                  -2.59%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.563564      9.894860                   3.46%                12,201         2004
Insurance Products Fund            8.277726      9.563564                  15.53%                14,265         2003
III - VIP Balanced                 9.237597      8.277726                 -10.39%                13,412         2002
Portfolio: Service Class 2         9.567701      9.237597                  -3.45%                 2,815         2001
- Q/NQ                            10.000000      9.567701                  -4.32%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.884489      6.860697                  -0.35%                     0         2004
Insurance Products Fund            5.589135      6.884489                  23.18%                     0         2003
III - VIP Dynamic Capital          6.122434      5.589135                  -8.71%                     0         2002
Appreciation Portfolio:            8.716039      6.122434                 -29.76%                     0         2001
Service Class - Q/NQ              10.000000      8.716039                 -12.84%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.845534      6.822370                  -0.34%                 1,319         2004
Insurance Products Fund            5.569356      6.845534                  22.91%                 1,235         2003
III - VIP Dynamic Capital          6.122437      5.569356                  -9.03%                   228         2002
Appreciation Portfolio:            8.716033      6.122437                 -29.76%                   743         2001
Service Class 2 - Q/NQ            10.000000      8.716033                 -12.84%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.497113      8.842224                   4.06%                     0         2004
Insurance Products Fund            6.986435      8.497113                  21.62%                     0         2003
III - VIP Growth & Income          8.522859      6.986435                 -18.03%                     0         2002
Portfolio: Service Class -         9.503349      8.522859                 -10.32%                     0         2001
Q/NQ                              10.027355      9.503349                  -5.23%                     0         2000
                                  10.000000      10.027355                  0.27%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.706390      9.040298                   3.84%                21,396         2004
Insurance Products Fund            7.167473      8.706390                  21.47%                24,563         2003
III - VIP Growth & Income          8.759735      7.167473                 -18.18%                19,620         2002
Portfolio: Service Class 2         9.784346      8.759735                 -10.47%                   945         2001
- Q/NQ                            10.000000      9.784346                  -2.16%                               2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.643024      6.998216                   5.35%                     0         2004
Insurance Products Fund            5.206579      6.643024                  27.59%                     0         2003
III - VIP Growth                   6.776524      5.206579                 -23.17%                     0         2002
Opportunities Portfolio:           8.049698      6.776524                 -15.82%                     0         2001
Service Class - Q/NQ               9.876485      8.049698                 -18.50%                     0         2000
                                  10.000000      9.876485                  -1.24%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.952188      7.312358                   5.18%                   514         2004
Insurance Products Fund            5.459709      6.952188                  27.34%                   545         2003
III - VIP Growth                   7.114268      5.459709                 -23.26%                     0         2002
Opportunities Portfolio:           8.470902      7.114268                 -16.02%                   662         2001
Service Class 2 - Q/NQ            10.000000      8.470902                 -15.29%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.320880      24.949349                 22.78%                     0         2004
Insurance Products Fund           14.907770      20.320880                 36.31%                     0         2003
III - VIP Mid Cap                 16.814244      14.907770                -11.34%                     0         2002
Portfolio: Service Class -        17.684052      16.814244                 -4.92%                     0         2001
Q/NQ                              13.456992      17.684052                 31.41%                     0         2000
                                  10.000000      13.456992                 34.57%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.726188      15.610305                 22.66%                55,314         2004
Insurance Products Fund            9.354629      12.726188                 36.04%                44,877         2003
III - VIP Mid Cap                 10.566070      9.354629                 -11.47%                 5,986         2002
Portfolio: Service Class 2        11.130134      10.566070                 -5.07%                   687         2001
- Q/NQ                            10.000000      11.130134                 11.30%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.274971      13.768091                 12.16%                     0         2004
Insurance Products Fund            7.905586      12.274971                 55.27%                     0         2003
III - VIP Value Strategies        10.000000      7.905586                 -20.94%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.576207      12.967456                 12.02%                18,059         2004
Insurance Products Fund            7.475794      11.576207                 54.85%                52,255         2003
III - VIP Value Strategies        10.000000      7.475794                 -25.24%                 3,345         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.941779      11.977998                  9.47%                     0         2004
Variable Insurance                 8.904196      10.941779                 22.88%                     0         2003
Products Trust - Franklin         10.000000      8.904196                 -10.96%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.100469      11.814674                 16.97%                     0         2004
Variable Insurance                 7.743777      10.100469                 30.43%                     0         2003
Products Trust - Templeton        10.000000      7.743777                 -22.56%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.464644                 14.65%                 6,230         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.968137      12.490583                 13.88%                     0         2004
Index Fund: Class I - Q/NQ         8.277870      10.968137                 32.50%                     0         2003
                                  10.000000      8.277870                 -17.22%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.411154      11.832978                 13.66%                37,068         2004
Index Fund: Class II - Q/NQ        7.878199      10.411154                 32.15%                45,165         2003
                                  10.000000      7.878199                 -21.22%                10,942         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.015345      15.424537                 18.51%                 1,327         2004
Emerging Markets Fund:             8.032466      13.015345                 62.03%                   127         2003
Class II - Q/NQ                   10.000000      8.032466                 -19.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.731602                 17.32%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.852544      11.027273                  1.61%                74,204         2004
Government Bond Fund:             10.812736      10.852544                  0.37%                77,253         2003
Class I - Q/NQ                    10.000000      10.812736                  8.13%                12,788         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.511196      10.824218                  2.98%                88,811         2004
Investor Destinations              9.899381      10.511196                  6.18%                93,200         2003
Conservative Fund: Class          10.000000      9.899381                  -1.01%                18,394         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.647097      11.226800                  5.44%               195,157         2004
Investor Destinations              9.516511      10.647097                 11.88%               171,334         2003
Moderately Conservative           10.000000      9.516511                  -4.83%                38,044         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.677986      11.509122                  7.78%               780,031         2004
Investor Destinations              9.039050      10.677986                 18.13%               736,885         2003
Moderate Fund: Class II -         10.000000      9.039050                  -9.61%               203,720         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.728387      11.833389                 10.30%               316,801         2004
Investor Destinations              8.608934      10.728387                 24.62%               318,489         2003
Moderately Aggressive             10.000000      8.608934                 -13.91%               105,295         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.735134      12.045069                 12.20%               132,924         2004
Investor Destinations              8.273086      10.735134                 29.76%                85,102         2003
Aggressive Fund: Class II         10.000000      8.273086                 -17.27%                12,305         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.863696      9.784628                  -0.80%                17,240         2004
Market Fund: Class I - Q/NQ        9.961759      9.863696                  -0.98%                23,840         2003
                                  10.000000      9.961759                  -0.38%                 2,992         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.410180      10.478980                 11.36%                 8,208         2004
Fund: Class II - Q/NQ              7.133330      9.410180                  31.92%                 8,942         2003
                                  10.000000      7.133330                 -28.67%                 2,229         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.810405      13.631839                 15.42%                     0         2004
Fund: Class I - Q/NQ               7.651755      11.810405                 54.35%                     0         2003
                                  10.000000      7.651755                 -23.48%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.932961           12.586559                 15.12%                15,636         2004
Fund: Class II - Q/NQ        7.101763            10.932961                 53.95%                16,525         2003
                             10.000000           7.101763                 -28.98%                 2,592         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.383185           13.331833                 17.12%                     0         2004
Fund: Class I - Q/NQ         8.203502            11.383185                 38.76%                     0         2003
                             10.000000           8.203502                 -17.96%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.625089           13.587878                 16.88%                18,500         2004
Fund: Class II - Q/NQ        8.401765            11.625089                 38.36%                 3,525         2003
                             10.000000           8.401765                 -15.98%                   573         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.170561           14.067422                 15.59%                 1,659         2004
Risk-Managed Core            10.000000           12.170561                 21.71%                 1,222         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.007982            9.660292                   7.24%                18,575         2004
Trust - MFS Investors        7.466562            9.007982                  20.64%                17,815         2003
Growth Stock Series:         10.000000           7.466562                 -25.33%                 2,208         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.506349            9.573808                  12.55%                52,401         2004
Trust - MFS Mid Cap Growth   6.327967            8.506349                  34.42%                38,670         2003
Series: Service Class -      10.000000           6.327967                 -36.72%                16,370         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.449333            9.875485                   4.51%                22,242         2004
Trust - MFS New Discovery    7.196858            9.449333                  31.30%                36,748         2003
Series: Service Class -      10.000000           7.196858                 -28.03%                   474         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.470964           11.830979                 12.99%                45,009         2004
Trust - MFS Value Series:    8.532925            10.470964                 22.71%                46,977         2003
Service Class - Q/NQ         10.000000           8.532925                 -14.67%                13,596         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.552257            9.883878                   3.47%                     0         2004
Large Cap Growth Fund II -   8.272381            9.552257                  15.47%                     0         2003
Q/NQ                         10.000000           8.272381                 -17.28%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.419402           11.234727                  7.83%                     0         2004
Large Cap Value Fund II -    7.934756            10.419402                 31.31%                     0         2003
Q/NQ                         10.000000           7.934756                 -20.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.657447           11.109665                  4.24%                     0         2004
Managed Allocation Fund -    9.234238            10.657447                 15.41%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.234238                  -7.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.262512                 12.63%                 4,385         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.893991            10.379807                  4.91%                48,602         2004
Account Funds -              7.693679            9.893991                  28.60%                55,029         2003
Oppenheimer Capital          10.000000           7.693679                 -23.06%                 5,545         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.106404           13.023077                 17.26%                     0         2004
Account Funds -              7.891700            11.106404                 40.74%                     0         2003
Oppenheimer Global           10.000000           7.891700                 -21.08%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.051460           12.927665                 16.98%                13,465         2004
Account Funds -              7.861475            11.051460                 40.58%                38,743         2003
Oppenheimer Global           10.000000           7.861475                 -21.39%                 5,798         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.535818                 15.36%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.518744                 15.19%                 2,156         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.710142           12.556011                  7.22%                     0         2004
Account Funds -              9.600368            11.710142                 21.98%                     0         2003
Oppenheimer High Income      10.000000           9.600368                  -4.00%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.118926           10.867656                  7.40%                70,831         2004
Account Funds -              8.133139            10.118926                 24.42%                57,144         2003
Oppenheimer Main Street(R)     10.000000           8.133139                 -18.67%                13,867         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.835975           13.908468                 17.51%                     0         2004
Account Funds -              8.331924            11.835975                 42.06%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.331924                 -16.68%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.063199           12.871328                  6.70%                49,566         2004
Account Funds -              10.463799           12.063199                 15.29%                30,282         2003
Oppenheimer Strategic Bond   10.000000           10.463799                  4.64%                15,995         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.292191           13.439563                  9.33%                     0         2004
Putnam VT Growth & Income    10.000000           12.292191                 22.92%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.246878           11.715948                 14.34%                     0         2004
Putnam VT International      8.102045            10.246878                 26.47%                     0         2003
Equity Fund: Class IB -      10.000000           8.102045                 -18.98%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.386179           14.141190                 24.20%                     0         2004
Putnam VT Small Cap Value    7.732257            11.386179                 47.26%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.732257                 -22.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.068649           10.406188                  3.35%                 1,000         2004
Putnam VT Voyager Fund:      8.191740            10.068649                 22.91%                   856         2003
Class IB - Q/NQ              10.000000           8.191740                 -18.08%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.795016           12.390071                  5.04%                 6,574         2004
- Capital Appreciation       10.119811           11.795016                 16.55%                 3,432         2003
Fund - Q/NQ                  10.000000           10.119811                  1.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.139665           14.778579                 12.47%                     0         2004
- Growth and Income Fund -   10.556709           13.139665                 24.47%                     0         2003
Q/NQ                         10.000000           10.556709                  5.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.202517           16.679013                 17.44%                     0         2004
- International Equity       10.511132           14.202517                 35.12%                     0         2003
Fund - Q/NQ                  10.000000           10.511132                  5.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.436324           10.696624                  2.49%                     0         2004
- Investment Grade Bond      10.246038           10.436324                  1.86%                     0         2003
Fund - Q/NQ                  10.000000           10.246038                  2.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.116458           15.077261                 14.95%                 2,831         2004
- Mid-Cap Equity Fund -      10.275240           13.116458                 27.65%                 1,542         2003
Q/NQ                         10.000000           10.275240                  2.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.692279           17.954330                 22.20%                     0         2004
- Small Cap Value Equity     10.785354           14.692279                 36.22%                     0         2003
Fund - Q/NQ                  10.000000           10.785354                  7.85%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.151041           14.919842                 13.45%                 3,710         2004
- Value Income Stock Fund    10.855088           13.151041                 21.15%                 2,068         2003
- Q/NQ                       10.000000           10.855088                  8.55%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.106459           10.349803                  2.41%                11,370         2004
Institutional Funds, Inc.    10.000000           10.106459                  1.06%                 2,333         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.758203           17.082684                 33.90%                 3,335         2004
Institutional Funds, Inc.    10.000000           12.758203                 27.58%                    97         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.320860           11.925671                 15.55%                39,697         2004
Trust - Comstock             8.020657            10.320860                 28.68%                28,038         2003
Portfolio: Class II Shares   10.000000           8.020657                 -19.79%                 6,483         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.706138            9.147438                   5.07%                21,276         2004
Trust - Emerging Growth      6.964652            8.706138                  25.00%                19,635         2003
Portfolio: Class II Shares   10.000000           6.964652                 -30.35%                 7,872         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.65%)

(Variable account charges of 1.65% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.283936      11.210537                  9.01%                 6,068         2004
Funds - AIM V.I. Basic             7.844654      10.283936                 31.09%                 5,246         2003
Value Fund: Series II             10.000000      7.844654                 -21.55%                   256         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.687922      10.131478                  4.58%                 2,167         2004
Funds - AIM V.I. Capital           7.625082      9.687922                  27.05%                 1,790         2003
Appreciation Fund: Series         10.000000      7.625082                 -23.75%                   448         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.325820      11.729549                 13.59%                     0         2004
Funds - AIM V.I. Capital           7.756394      10.325820                 33.13%                     0         2003
Development Fund: Series I        10.000000      7.756394                 -22.44%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.025694                 10.26%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.729121      13.053486                 21.66%                   180         2004
Funds - AIM V.I.                   8.483013      10.729121                 26.48%                   180         2003
International Growth Fund:        10.000000      8.483013                 -15.17%                    88         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.724685      12.005246                 11.94%                     0         2004
Funds - AIM V.I. Mid Cap           8.565014      10.724685                 25.22%                     0         2003
Core Equity Fund: Series I        10.000000      8.565014                 -14.35%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.056240      10.461201                  4.03%                     0         2004
Funds - AIM V.I. Premier           8.174618      10.056240                 23.02%                     0         2003
Equity Fund: Series I             10.000000      8.174618                 -18.25%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.985434      9.322604                   3.75%                     0         2004
Funds - AIM V.I. Premier           7.318801      8.985434                  22.77%                     0         2003
Equity Fund: Series II            10.000000      7.318801                 -26.81%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.418097      11.396044                  9.39%                13,721         2004
Products Series Fund, Inc.         8.013599      10.418097                 30.01%                 1,807         2003
- AllianceBernstein Growth        10.000000      8.013599                 -19.86%                   847         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.271994      16.302048                 22.83%                   508         2004
Products Series Fund, Inc.         9.374408      13.271994                 41.58%                   508         2003
- AllianceBernstein               10.000000      9.374408                  -6.26%                   131         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.973065      9.561481                   6.56%                   873         2004
Products Series Fund, Inc.         7.395417      8.973065                  21.33%                   873         2003
-                                 10.000000      7.395417                 -26.05%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.495864      14.633923                 17.11%                   520         2004
Products Series Fund, Inc.         9.017733      12.495864                 38.57%                   505         2003
- AllianceBernstein               10.000000      9.017733                  -9.82%                   268         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.081028      13.283336                 19.87%                     0         2004
Portfolios - Small Cap             8.177318      11.081028                 35.51%                     0         2003
Stock Index Portfolio:            10.000000      8.177318                 -18.23%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.829979      10.268230                  4.46%                     0         2004
Responsible Growth Fund,           7.932118      9.829979                  23.93%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.932118                 -20.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.661008      11.600825                  8.82%                     0         2004
Inc.: Initial Shares - Q/NQ        8.444506      10.661008                 26.25%                     0         2003
                                  10.000000      8.444506                 -15.55%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.103004      13.135613                  8.53%                 9,609         2004
Inc.: Service Shares - Q/NQ       10.000000      12.103004                 21.03%                 9,609         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.082921      10.858748                  7.69%                 3,344         2004
- Federated American               8.052177      10.082921                 25.22%                 2,469         2003
Leaders Fund II: Service          10.000000      8.052177                 -19.48%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.902567      10.431623                  5.34%                 1,138         2004
- Federated Capital                8.127854      9.902567                  21.83%                 1,138         2003
Appreciation Fund II:             10.000000      8.127854                 -18.72%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.858353      12.847698                  8.34%                   318         2004
- Federated High Income            9.899745      11.858353                 19.78%                   318         2003
Bond Fund II: Service             10.000000      9.899745                  -1.00%                   194         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.017407      11.237820                 12.18%                     0         2004
- Federated International          7.724613      10.017407                 29.68%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.724613                 -22.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.170194      12.681203                 13.53%                     0         2004
- Federated Mid Cap Growth         8.107876      11.170194                 37.77%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.107876                 -18.92%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.871120      11.078790                  1.91%                     0         2004
- Federated Quality Bond          10.562794      10.871120                  2.92%                     0         2003
Fund II: Primary Shares -         10.000000      10.562794                  5.63%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.953127      11.130022                  1.62%                 1,405         2004
- Federated Quality Bond          10.663471      10.953127                  2.72%                 1,054         2003
Fund II: Service Shares -         10.000000      10.663471                  6.63%                   255         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.681038      10.605101                  9.55%                     0         2004
Insurance Products Fund -          7.558984      9.681038                  28.07%                     0         2003
VIP Equity-Income                  9.259938      7.558984                 -18.37%                     0         2002
Portfolio: Service Class -         9.921112      9.259938                  -6.66%                     0         2001
Q/NQ                               9.313103      9.921112                   6.53%                     0         2000
                                  10.000000      9.313103                   -6.87                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.511435      11.499345                  9.40%                18,491         2004
Insurance Products Fund -          8.219435      10.511435                 27.89%                16,019         2003
VIP Equity-Income                 10.087731      8.219435                 -18.52%                10,568         2002
Portfolio: Service Class 2        10.823636      10.087731                 -6.80%                10,445         2001
- Q/NQ                            10.000000      10.823636                  8.24%                   903         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.820539      7.942514                   1.56%                 1,183         2004
Insurance Products Fund -          5.988475      7.820539                  30.59%                 1,183         2003
VIP Growth Portfolio:              8.723545      5.988475                 -31.35%                 1,183         2002
Service Class - Q/NQ              10.782261      8.723545                 -19.09%                 1,183         2001
                                  12.326422      10.782261                -12.53%                 1,183         2000
                                  10.000000      12.326422                 23.26%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.090989      6.177533                   1.42%                23,901         2004
Insurance Products Fund -          4.672569      6.090989                  30.36%                21,967         2003
VIP Growth Portfolio:              6.816105      4.672569                 -31.45%                17,764         2002
Service Class 2 - Q/NQ             8.439022      6.816105                 -19.23%                17,235         2001
                                  10.000000      8.439022                 -15.61%                 2,693         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.120580      8.742779                   7.66%                     0         2004
Insurance Products Fund -          6.502866      8.120580                  24.88%                     0         2003
VIP High Income Portfolio:         6.381075      6.502866                   1.91%                     0         2002
Service Class - Q/NQ               7.364926      6.381075                 -13.36%                     0         2001
                                   9.675845      7.364926                 -23.88%                     0         2000
                                  10.000000      9.675845                  -3.24%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.784943      9.450755                   7.58%                16,659         2004
Insurance Products Fund -          7.046881      8.784943                  24.66%                16,600         2003
VIP High Income Portfolio:         6.936271      7.046881                   1.59%                 8,879         2002
Service Class 2 - Q/NQ             8.008912      6.936271                 -13.39%                 5,106         2001
                                  10.000000      8.008912                 -19.91%                 1,173         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.892200      10.841740                 -0.46%                   220         2004
Insurance Products Fund -         10.965421      10.892200                 -0.67%                   220         2003
VIP Money Market                  10.963705      10.965421                  0.02%                   220         2002
Portfolio: Initial Class -        10.704521      10.963705                  2.42%                   220         2001
Q/NQ                              10.234896      10.704521                  4.59%                    19         2000
                                  10.000000      10.234896                  2.35%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.873906      9.904679                  11.62%                     0         2004
Insurance Products Fund -          6.300495      8.873906                  40.84%                     0         2003
VIP Overseas Portfolio:            8.042427      6.300495                 -21.66%                     0         2002
Service Class - Q/NQ              10.388105      8.042427                 -22.58%                     0         2001
                                  13.063292      10.388105                -20.48%                     0         2000
                                  10.000000      13.063292                 30.63%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.133903      7.950342                  11.44%                 3,671         2004
Insurance Products Fund -          5.071035      7.133903                  40.68%                 4,183         2003
VIP Overseas Portfolio:            6.482249      5.071035                 -21.77%                 4,308         2002
Service Class 2 - Q/NQ             8.361180      6.482249                 -22.47%                 3,671         2001
                                  10.000000      8.361180                 -16.39%                   651         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.029625                 10.30%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.010757                 10.11%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.224617      11.169355                  9.24%                     0         2004
Insurance Products Fund -          7.753824      10.224617                 31.87%                     0         2003
VIP Value Portfolio:               9.359916      7.753824                 -17.16%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.187022      11.113850                  9.10%                 1,085         2004
Insurance Products Fund -          7.744281      10.187022                 31.54%                 1,153         2003
VIP Value Portfolio:               9.359921      7.744281                 -17.26%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.755070      10.108269                  3.62%                     0         2004
Insurance Products Fund II         8.412307      9.755070                  15.96%                     0         2003
- VIP Asset Manager                9.384260      8.412307                 -10.36%                     0         2002
Portfolio: Service Class -         9.965624      9.384260                  -5.83%                     0         2001
Q/NQ                              10.560644      9.965624                  -5.63%                     0         2000
                                  10.000000      10.560644                  5.61%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.189494      9.505833                   3.44%                     0         2004
Insurance Products Fund II         7.940957      9.189494                  15.72%                     0         2003
- VIP Asset Manager                8.875610      7.940957                 -10.53%                     0         2002
Portfolio: Service Class 2         9.439153      8.875610                  -5.97%                   538         2001
- Q/NQ                            10.000000      9.439153                  -5.61%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.501023      8.850144                   4.11%                     0         2004
Insurance Products Fund II         7.018820      8.501023                  21.12%                     0         2003
- VIP Asset Manager Growth         8.449786      7.018820                 -16.93%                     0         2002
Portfolio: Service Class -         9.289927      8.449786                  -9.04%                     0         2001
Q/NQ                              10.806627      9.289927                 -14.03%                     0         2000
                                  10.000000      10.806627                  8.07%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.896903      8.203921                   3.89%                 1,868         2004
Insurance Products Fund II         6.526461      7.896903                  21.00%                 1,959         2003
- VIP Asset Manager Growth         7.883758      6.526461                 -17.22%                 2,063         2002
Portfolio: Service Class 2         8.676267      7.883758                  -9.13%                 3,233         2001
- Q/NQ                            10.000000      8.676267                 -13.24%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.032425      11.380451                 13.44%                   641         2004
Insurance Products Fund II         7.947299      10.032425                 26.24%                   641         2003
- VIP Contrafund(R)                  8.921562      7.947299                 -10.92%                 1,283         2002
Portfolio: Service Class          10.351820      8.921562                 -13.82%                 1,283         2001
-Q/NQ                             11.282174      10.351820                 -8.25%                 1,680         2000
                                  10.000000      11.282174                 12.82%                   397         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.885285      10.063424                 13.26%                22,018         2004
Insurance Products Fund II         7.047191      8.885285                  26.08%                 8,640         2003
- VIP Contrafund(R)                  7.926820      7.047191                 -11.10%                 5,439         2002
Portfolio: Service Class 2         9.208896      7.926820                 -13.92%                 3,952         2001
-Q/NQ                             10.000000      9.208896                  -7.91%                 1,440         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.041257      8.748095                   8.79%                 7,022         2004
Insurance Products Fund II         6.367186      8.041257                  26.29%                 7,301         2003
- VIP Index 500 Portfolio:         8.326755      6.367186                 -23.53%                 8,332         2002
Initial Class - Q/NQ               9.633081      8.326755                 -13.56%                 8,728         2001
                                  10.798506      9.633081                 -10.79%                 3,975         2000
                                  10.000000      10.798506                  7.99%                   271         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.810977      13.160976                  2.73%                   907         2004
Insurance Products Fund II        12.381549      12.810977                  3.47%                 2,369         2003
- VIP Investment Grade            11.409163      12.381549                  8.52%                 2,464         2002
Bond Portfolio: Initial           10.696269      11.409163                  6.66%                     0         2001
Class - Q/NQ                       9.777709      10.696269                  9.39%                     0         2000
                                  10.000000      9.777709                  -2.22%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.483578      9.196920                   8.41%                     0         2004
Insurance Products Fund            6.610881      8.483578                  28.33%                     0         2003
III - VIP Aggressive               9.125124      6.610881                 -27.55%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.387166      9.070508                   8.15%                 1,005         2004
Insurance Products Fund            6.545526      8.387166                  28.14%                 1,246         2003
III - VIP Aggressive               9.069748      6.545526                 -27.83%                   101         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.180591      9.518694                   3.68%                     0         2004
Insurance Products Fund            7.942441      9.180591                  15.59%                     0         2003
III - VIP Balanced                 8.850550      7.942441                 -10.26%                     0         2002
Portfolio: Service Class -         9.157788      8.850550                  -3.35%                     0         2001
Q/NQ                               9.737517      9.157788                  -5.95%                     0         2000
                                  10.000000      9.737517                  -2.62%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.545784      9.871459                   3.41%                 2,706         2004
Insurance Products Fund            8.266526      9.545784                  15.48%                 3,142         2003
III - VIP Balanced                 9.229781      8.266526                 -10.44%                 2,527         2002
Portfolio: Service Class 2         9.564490      9.229781                  -3.50%                 2,761         2001
- Q/NQ                            10.000000      9.564490                  -4.36%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.873120      6.845886                  -0.40%                     0         2004
Insurance Products Fund            5.582744      6.873120                  23.11%                     0         2003
III - VIP Dynamic Capital          6.118547      5.582744                  -8.76%                     0         2002
Appreciation Portfolio:            8.714972      6.118547                 -29.79%                     0         2001
Service Class - Q/NQ              10.000000      8.714972                 -12.85%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.834248      6.807663                  -0.39%                 2,279         2004
Insurance Products Fund            5.562994      6.834248                  22.85%                 2,665         2003
III - VIP Dynamic Capital          6.118558      5.562994                  -9.08%                 1,316         2002
Appreciation Portfolio:            8.714972      6.118558                 -29.79%                 1,466         2001
Service Class 2 - Q/NQ            10.000000      8.714972                 -12.85%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.477009      8.816824                   4.01%                     0         2004
Insurance Products Fund            6.973440      8.477009                  21.56%                     0         2003
III - VIP Growth & Income          8.511339      6.973440                 -18.07%                     0         2002
Portfolio: Service Class -         9.495348      8.511339                 -10.36%                     0         2001
Q/NQ                              10.023974      9.495348                  -5.27%                     0         2000
                                  10.000000      10.023974                  0.24%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.690175      9.018882                   3.78%                     0         2004
Insurance Products Fund            7.157764      8.690175                  21.41%                     0         2003
III - VIP Growth & Income          8.752315      7.157764                 -18.22%                   280         2002
Portfolio: Service Class 2         9.781054      8.752315                 -10.52%                   280         2001
- Q/NQ                            10.000000      9.781054                  -2.19%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.627255      6.978052                   5.29%                     0         2004
Insurance Products Fund            5.196863      6.627255                  27.52%                     0         2003
III - VIP Growth                   6.767329      5.196863                 -23.21%                     0         2002
Opportunities Portfolio:           8.042899      6.767329                 -15.86%                     0         2001
Service Class - Q/NQ               9.873148      8.042899                 -18.54%                     0         2000
                                  10.000000      9.873148                  -1.27%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.939222      7.294991                   5.13%                   546         2004
Insurance Products Fund            5.452301      6.939222                  27.27%                   757         2003
III - VIP Growth                   7.108237      5.452301                 -23.30%                 2,012         2002
Opportunities Portfolio:           8.468056      7.108237                 -16.06%                 2,105         2001
Service Class 2 - Q/NQ            10.000000      8.468056                 -15.32%                    24         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.272807      24.877690                 22.71%                   329         2004
Insurance Products Fund           14.880053      20.272807                 36.24%                   329         2003
III - VIP Mid Cap                 16.791512      14.880053                -11.38%                     0         2002
Portfolio: Service Class -        17.669167      16.791512                 -4.97%                     0         2001
Q/NQ                              13.452461      17.669167                 31.35%                     0         2000
                                  10.000000      13.452461                 34.52%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.702460      15.573295                 22.60%                12,321         2004
Insurance Products Fund            9.341936      12.702460                 35.97%                 6,077         2003
III - VIP Mid Cap                 10.557109      9.341936                 -11.51%                 5,388         2002
Portfolio: Service Class 2        11.126391      10.557109                 -5.12%                 5,450         2001
- Q/NQ                            10.000000      11.126391                 11.26%                   752         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.265141      13.750097                 12.11%                     0         2004
Insurance Products Fund            7.903268      12.265141                 55.19%                     0         2003
III - VIP Value Strategies        10.000000      7.903268                 -20.97%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.566397      12.949881                 11.96%                 6,047         2004
Insurance Products Fund            7.473249      11.566397                 54.77%                 2,415         2003
III - VIP Value Strategies        10.000000      7.473249                 -25.27%                    99         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.933016      11.962323                  9.41%                     0         2004
Variable Insurance                 8.901580      10.933016                 22.82%                     0         2003
Products Trust - Franklin         10.000000      8.901580                 -10.98%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.092368      11.799206                 16.91%                     0         2004
Variable Insurance                 7.741504      10.092368                 30.37%                     0         2003
Products Trust - Templeton        10.000000      7.741504                 -22.58%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.460775                 14.61%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.959328      12.474208                 13.82%                     0         2004
Index Fund: Class I - Q/NQ         8.275425      10.959328                 32.43%                     0         2003
                                  10.000000      8.275425                 -17.25%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.402316      11.816930                 13.60%                   312         2004
Index Fund: Class II - Q/NQ        7.875509      10.402316                 32.08%                   308         2003
                                  10.000000      7.875509                 -21.24%                    82         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                13.002924      15.401993                 18.45%                     0         2004
Emerging Markets Fund:             8.028879      13.002924                 61.95%                     0         2003
Class II - Q/NQ                   10.000000      8.028879                 -19.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.727649                 17.28%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.842205      11.011173                  1.56%                 6,807         2004
Government Bond Fund:             10.807921      10.842205                  0.32%                 4,631         2003
Class I - Q/NQ                    10.000000      10.807921                  8.08%                    60         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.501163      10.808390                  2.93%                14,397         2004
Investor Destinations              9.894966      10.501163                  6.13%                27,181         2003
Conservative Fund: Class          10.000000      9.894966                  -1.05%                    42         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.636952      11.210399                  5.39%                53,365         2004
Investor Destinations              9.512275      10.636952                 11.82%                32,617         2003
Moderately Conservative           10.000000      9.512275                  -4.88%                 4,998         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.667820      11.492324                  7.73%               246,718         2004
Investor Destinations              9.035026      10.667820                 18.07%               227,370         2003
Moderate Fund: Class II -         10.000000      9.035026                  -9.65%                41,432         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.718152      11.816095                 10.24%               121,130         2004
Investor Destinations              8.605087      10.718152                 24.56%                89,748         2003
Moderately Aggressive             10.000000      8.605087                 -13.95%                     4         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.724904      12.027474                 12.15%                54,233         2004
Investor Destinations              8.269399      10.724904                 29.69%                 7,641         2003
Aggressive Fund: Class II         10.000000      8.269399                 -17.31%                    71         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.854100      9.770143                  -0.85%                     0         2004
Market Fund: Class I - Q/NQ        9.957125      9.854100                  -1.03%                     0         2003
                                  10.000000      9.957125                  -0.43%                 1,348         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.401213      10.463688                 11.30%                   658         2004
Fund: Class II - Q/NQ              7.130149      9.401213                  31.85%                   662         2003
                                  10.000000      7.130149                 -28.70%                   274         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.800946      13.614008                 15.36%                     0         2004
Fund: Class I - Q/NQ               7.649510      11.800946                 54.27%                     0         2003
                                  10.000000      7.649510                 -23.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.923700           12.569516                 15.07%                 2,126         2004
Fund: Class II - Q/NQ        7.099346            10.923700                 53.87%                 2,291         2003
                             10.000000           7.099346                 -29.01%                   559         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.374044           13.314364                 17.06%                     0         2004
Fund: Class I - Q/NQ         8.201086            11.374044                 38.69%                     0         2003
                             10.000000           8.201086                 -17.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.614004           13.568020                 16.82%                     0         2004
Fund: Class II - Q/NQ        8.398016            11.614004                 38.29%                     0         2003
                             10.000000           8.398016                 -16.02%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.166439           14.055507                 15.53%                 1,469         2004
Risk-Managed Core            10.000000           12.166439                 21.66%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.999388            9.646164                   7.19%                 5,153         2004
Trust - MFS Investors        7.463225            8.999388                  20.58%                 1,836         2003
Growth Stock Series:         10.000000           7.463225                 -25.37%                    95         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.498250            9.559819                  12.49%                 6,892         2004
Trust - MFS Mid Cap Growth   6.325148            8.498250                  34.36%                 3,593         2003
Series: Service Class -      10.000000           6.325148                 -36.75%                   277         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.440334            9.861057                   4.46%                 1,098         2004
Trust - MFS New Discovery    7.193649            9.440334                  31.23%                   936         2003
Series: Service Class -      10.000000           7.193649                 -28.06%                    34         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.460990           11.813709                 12.93%                 5,855         2004
Trust - MFS Value Series:    8.529120            10.460990                 22.65%                 2,569         2003
Service Class - Q/NQ         10.000000           8.529120                 -14.71%                   547         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.544596            9.870932                   3.42%                     0         2004
Large Cap Growth Fund II -   8.269946            9.544596                  15.41%                     0         2003
Q/NQ                         10.000000           8.269946                 -17.30%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.411063           11.220030                  7.77%                     0         2004
Large Cap Value Fund II -    7.932422            10.411063                 31.25%                     0         2003
Q/NQ                         10.000000           7.932422                 -20.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.648888           11.095104                  4.19%                     0         2004
Managed Allocation Fund -    9.231517            10.648888                 15.35%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.231517                  -7.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.258724                 12.59%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.884564            10.364638                  4.86%                17,236         2004
Account Funds -              7.690247            9.884564                  28.53%                 5,949         2003
Oppenheimer Capital          10.000000           7.690247                 -23.10%                 1,130         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.097498           13.006026                 17.20%                     0         2004
Account Funds -              7.889378            11.097498                 40.66%                     0         2003
Oppenheimer Global           10.000000           7.889378                 -21.11%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.040909           12.908763                 16.92%                 2,179         2004
Account Funds -              7.857962            11.040909                 40.51%                 4,171         2003
Oppenheimer Global           10.000000           7.857962                 -21.42%                   898         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.531935                 15.32%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.514872                 15.15%                 2,160         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.700756           12.539573                  7.17%                     0         2004
Account Funds -              9.597547            11.700756                 21.91%                     0         2003
Oppenheimer High Income      10.000000           9.597547                  -4.02%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.109284           10.851782                  7.34%                13,552         2004
Account Funds -              8.129514            10.109284                 24.35%                11,885         2003
Oppenheimer Main Street(R)     10.000000           8.129514                 -18.70%                 2,704         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.826493           13.890264                 17.45%                     0         2004
Account Funds -              8.329479            11.826493                 41.98%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.329479                 -16.71%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.051704           12.852542                  6.65%                 6,653         2004
Account Funds -              10.459140           12.051704                 15.23%                 1,218         2003
Oppenheimer Strategic Bond   10.000000           10.459140                  4.59%                   112         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.288020           13.428187                  9.28%                     0         2004
Putnam VT Growth & Income    10.000000           12.288020                 22.88%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.238670           11.700619                 14.28%                     0         2004
Putnam VT International      8.099663            10.238670                 26.41%                     0         2003
Equity Fund: Class IB -      10.000000           8.099663                 -19.00%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.377048           14.122666                 24.13%                     0         2004
Putnam VT Small Cap Value    7.729985            11.377048                 47.18%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.729985                 -22.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.060577           10.392558                  3.30%                     0         2004
Putnam VT Voyager Fund:      8.189325            10.060577                 22.85%                     0         2003
Class IB - Q/NQ              10.000000           8.189325                 -18.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.787691           12.376097                  4.99%                   447         2004
- Capital Appreciation       10.118671           11.787691                 16.49%                   447         2003
Fund - Q/NQ                  10.000000           10.118671                  1.19%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.131515           14.761913                 12.42%                     0         2004
- Growth and Income Fund -   10.555518           13.131515                 24.40%                     0         2003
Q/NQ                         10.000000           10.555518                  5.56%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.193712           16.660205                 17.38%                     0         2004
- International Equity       10.509951           14.193712                 35.05%                     0         2003
Fund - Q/NQ                  10.000000           10.509951                  5.10%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.429846           10.684553                  2.44%                     0         2004
- Investment Grade Bond      10.244883           10.429846                  1.81%                     0         2003
Fund - Q/NQ                  10.000000           10.244883                  2.45%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.108307           15.060248                 14.89%                   207         2004
- Mid-Cap Equity Fund -      10.274080           13.108307                 27.59%                   207         2003
Q/NQ                         10.000000           10.274080                  2.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.683177           17.934086                 22.14%                     0         2004
- Small Cap Value Equity     10.784140           14.683177                 36.16%                     0         2003
Fund - Q/NQ                  10.000000           10.784140                  7.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.142886           14.903018                 13.39%                   208         2004
- Value Income Stock Fund    10.853866           13.142886                 21.09%                   208         2003
- Q/NQ                       10.000000           10.853866                  8.54%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.103021           10.341028                  2.36%                   468         2004
Institutional Funds, Inc.    10.000000           10.103021                  1.03%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.753877           17.068213                 33.83%                     0         2004
Institutional Funds, Inc.    10.000000           12.753877                 27.54%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.311016           11.908257                 15.49%                32,719         2004
Trust - Comstock             8.017082            10.311016                 28.61%                21,631         2003
Portfolio: Class II Shares   10.000000           8.017082                 -19.83%                 6,062         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.697830            9.134061                   5.02%                21,007         2004
Trust - Emerging Growth      6.961535            8.697830                  24.94%                18,573         2003
Portfolio: Class II Shares   10.000000           6.961535                 -30.38%                 3,021         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.274118      11.194139                  8.95%                26,608         2004
Funds - AIM V.I. Basic             7.841146      10.274118                 31.03%                20,671         2003
Value Fund: Series II             10.000000      7.841146                 -21.59%                 2,416         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.678689      10.116673                  4.53%                 7,445         2004
Funds - AIM V.I. Capital           7.621680      9.678689                  26.99%                 7,242         2003
Appreciation Fund: Series         10.000000      7.621680                 -23.78%                   499         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.317532      11.714166                 13.54%                     0         2004
Funds - AIM V.I. Capital           7.754111      10.317532                 33.06%                     0         2003
Development Fund: Series I        10.000000      7.754111                 -22.46%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.021997                 10.22%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.718895      13.034430                 21.60%                   409         2004
Funds - AIM V.I.                   8.479227      10.718895                 26.41%                   409         2003
International Growth Fund:        10.000000      8.479227                 -15.21%                   239         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.716082      11.989513                 11.88%                     0         2004
Funds - AIM V.I. Mid Cap           8.562488      10.716082                 25.15%                     0         2003
Core Equity Fund: Series I        10.000000      8.562488                 -14.38%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.048182      10.447504                  3.97%                     0         2004
Funds - AIM V.I. Premier           8.172209      10.048182                 22.96%                     0         2003
Equity Fund: Series I             10.000000      8.172209                 -18.28%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.976845      9.308957                   3.70%                 1,027         2004
Funds - AIM V.I. Premier           7.315526      8.976845                  22.71%                   913         2003
Equity Fund: Series II            10.000000      7.315526                 -26.84%                   526         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.408172      11.379408                  9.33%                 1,418         2004
Products Series Fund, Inc.         8.010029      10.408172                 29.94%                   923         2003
- AllianceBernstein Growth        10.000000      8.010029                 -19.90%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.259341      16.278228                 22.77%                   956         2004
Products Series Fund, Inc.         9.370222      13.259341                 41.51%                 3,652         2003
- AllianceBernstein               10.000000      9.370222                  -6.30%                 3,702         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.964513      9.547500                   6.50%                   154         2004
Products Series Fund, Inc.         7.392116      8.964513                  21.27%                  `204         2003
-                                 10.000000      7.392116                 -26.08%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.483935      14.612519                 17.05%                12,700         2004
Products Series Fund, Inc.         9.013710      12.483935                 38.50%                12,188         2003
- AllianceBernstein               10.000000      9.013710                  -9.86%                 4,029         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.072160      13.265949                 19.81%                     0         2004
Portfolios - Small Cap             8.174916      11.072160                 35.44%                     0         2003
Stock Index Portfolio:            10.000000      8.174916                 -18.25%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.822093      10.254769                  4.41%                     0         2004
Responsible Growth Fund,           7.929788      9.822093                  23.86%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.929788                 -20.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.652450      11.585616                  8.76%                     0         2004
Inc.: Initial Shares - Q/NQ        8.442019      10.652450                 26.18%                     0         2003
                                  10.000000      8.442019                 -15.58%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.098912      13.124497                  8.48%                   300         2004
Inc.: Service Shares - Q/NQ       10.000000      12.098912                 20.99%                 1,110         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.074369      10.844027                  7.64%                 2,651         2004
- Federated American               8.049443      10.074369                 25.16%                 2,207         2003
Leaders Fund II: Service          10.000000      8.049443                 -19.51%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.894163      10.417474                  5.29%                   143         2004
- Federated Capital                8.125085      9.894163                  21.77%                   143         2003
Appreciation Fund II:             10.000000      8.125085                 -18.75%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.847031      12.828899                  8.29%                 2,083         2004
- Federated High Income            9.895326      11.847031                 19.72%                 2,083         2003
Bond Fund II: Service             10.000000      9.895326                  -1.05%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.009372      11.223112                 12.13%                     0         2004
- Federated International          7.722339      10.009372                 29.62%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.722339                 -22.78%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.161229      12.664587                 13.47%                     0         2004
- Federated Mid Cap Growth         8.105489      11.161229                 37.70%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.105489                 -18.95%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.862411      11.064280                  1.86%                     0         2004
- Federated Quality Bond          10.559695      10.862411                  2.87%                     0         2003
Fund II: Primary Shares -         10.000000      10.559695                  5.60%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.943828      11.114919                  1.56%                 6,642         2004
- Federated Quality Bond          10.659835      10.943828                  2.66%                 6,113         2003
Fund II: Service Shares -         10.000000      10.659835                  6.60%                 3,680         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.658120      10.574610                  9.49%                     0         2004
Insurance Products Fund -          7.544918      9.658120                  28.01%                     0         2003
VIP Equity-Income                  9.247408      7.544918                 -18.41%                     0         2002
Portfolio: Service Class -         9.912757      9.247408                  -6.71%                     0         2001
Q/NQ                               9.309967      9.912757                   6.47%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.491852      11.472094                  9.34%                 6,752         2004
Insurance Products Fund -          8.208296      10.491852                 27.82%                 4,782         2003
VIP Equity-Income                 10.079193      8.208296                 -18.56%                 1,553         2002
Portfolio: Service Class 2        10.820011      10.079193                 -6.85%                    43         2001
- Q/NQ                            10.000000      10.820011                  8.20%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.801994      7.919648                   1.51%                     0         2004
Insurance Products Fund -          5.977313      7.801994                  30.53%                     0         2003
VIP Growth Portfolio:              8.711728      5.977313                 -31.39%                     0         2002
Service Class - Q/NQ              10.773174      8.711728                 -19.13%                     0         2001
                                  12.322268      10.773174                -12.57%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.079615      6.162875                   1.37%                12,773         2004
Insurance Products Fund -          4.666221      6.079615                  30.29%                12,537         2003
VIP Growth Portfolio:              6.810319      4.666221                 -31.48%                 6,268         2002
Service Class 2 - Q/NQ             8.436186      6.810319                 -19.27%                 6,268         2001
                                  10.000000      8.436186                 -15.64%                 3,639         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.101344      8.717634                   7.61%                     0         2004
Insurance Products Fund -          6.490761      8.101344                  24.81%                     0         2003
VIP High Income Portfolio:         6.372448      6.490761                   1.86%                     0         2002
Service Class - Q/NQ               7.358723      6.372448                 -13.40%                     0         2001
                                   9.672582      7.358723                 -23.92%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.768569      9.428352                   7.52%                   158         2004
Insurance Products Fund -          7.037332      8.768569                  24.60%                   118         2003
VIP High Income Portfolio:         6.930397      7.037332                   1.54%                    77         2002
Service Class 2 - Q/NQ             8.006220      6.930397                 -13.44%                    24         2001
                                  10.000000      8.006220                 -19.94%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.866353      10.810512                 -0.51%                     0         2004
Insurance Products Fund -         10.944964      10.866353                 -0.72%                     0         2003
VIP Money Market                  10.948819      10.944964                 -0.04%                     0         2002
Portfolio: Initial Class -        10.695455      10.948819                  2.37%                     0         2001
Q/NQ                              10.231401      10.695455                  4.54%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.852908      9.876226                  11.56%                     0         2004
Insurance Products Fund -          6.288770      8.852908                  40.77%                     0         2003
VIP Overseas Portfolio:            8.031546      6.288770                 -21.70%                     0         2002
Service Class - Q/NQ              10.379362      8.031546                 -22.62%                     0         2001
                                  13.058898      10.379362                -20.52%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.120587      7.931469                  11.39%                 1,437         2004
Insurance Products Fund -          5.064145      7.120587                  40.61%                 3,328         2003
VIP Overseas Portfolio:            6.476740      5.064145                 -21.81%                 1,407         2002
Service Class 2 - Q/NQ             8.358362      6.476740                 -22.51%                 1,265         2001
                                  10.000000      8.358362                 -16.42%                   608         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.025913                 10.26%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.007058                 10.07%                 1,444         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.211171      11.148993                  9.18%                     0         2004
Insurance Products Fund -          7.747568      10.211171                 31.80%                     0         2003
VIP Value Portfolio:               9.357136      7.747568                 -17.20%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.173655      11.093630                  9.04%                     0         2004
Insurance Products Fund -          7.738047      10.173655                 31.48%                     0         2003
VIP Value Portfolio:               9.357144      7.738047                 -17.30%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.731960      10.079199                  3.57%                     0         2004
Insurance Products Fund II         8.396638      9.731960                  15.90%                     0         2003
- VIP Asset Manager                9.371547      8.396638                 -10.40%                     0         2002
Portfolio: Service Class -         9.957220      9.371547                  -5.88%                     0         2001
Q/NQ                              10.557084      9.957220                  -5.68%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.172373      9.483296                   3.39%                     0         2004
Insurance Products Fund II         7.930194      9.172373                  15.66%                     0         2003
- VIP Asset Manager                8.868090      7.930194                 -10.58%                     0         2002
Portfolio: Service Class 2         9.435985      8.868090                  -6.02%                     0         2001
- Q/NQ                            10.000000      9.435985                  -5.64%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.480874      8.824678                   4.05%                     0         2004
Insurance Products Fund II         7.005744      8.480874                  21.06%                     0         2003
- VIP Asset Manager Growth         8.438337      7.005744                 -16.98%                     0         2002
Portfolio: Service Class -         9.282090      8.438337                  -9.09%                     0         2001
Q/NQ                              10.802974      9.282090                 -14.08%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.882170      8.184450                   3.83%                     0         2004
Insurance Products Fund II         6.517601      7.882170                  20.94%                     0         2003
- VIP Asset Manager Growth         7.877067      6.517601                 -17.26%                     0         2002
Portfolio: Service Class 2         8.673347      7.877067                  -9.18%                     0         2001
- Q/NQ                            10.000000      8.673347                 -13.27%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.008646      11.347721                 13.38%                     0         2004
Insurance Products Fund II         7.932488      10.008646                 26.17%                     0         2003
- VIP Contrafund(R)                  8.909469      7.932488                 -10.97%                     0         2002
Portfolio: Service Class          10.343090      8.909469                 -13.86%                     0         2001
-Q/NQ                             11.278366      10.343090                 -8.29%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.868737      10.039584                 13.20%                34,145         2004
Insurance Products Fund II         7.037634      8.868737                  26.02%                24,365         2003
- VIP Contrafund(R)                  7.920110      7.037634                 -11.14%                11,032         2002
Portfolio: Service Class 2         9.205805      7.920110                 -13.97%                 2,902         2001
-Q/NQ                             10.000000      9.205805                  -7.94%                 1,750         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.022193      8.722926                   8.73%                 5,170         2004
Insurance Products Fund II         6.355320      8.022193                  26.23%                 5,048         2003
- VIP Index 500 Portfolio:         8.315471      6.355320                 -23.57%                 4,912         2002
Initial Class - Q/NQ               9.624951      8.315471                 -13.61%                 4,764         2001
                                  10.794851      9.624951                 -10.84%                 2,702         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.780645      13.123136                  2.68%                   330         2004
Insurance Products Fund II        12.358517      12.780645                  3.42%                   236         2003
- VIP Investment Grade            11.393734      12.358517                  8.47%                   128         2002
Bond Portfolio: Initial           10.687263      11.393734                  6.61%                    43         2001
Class - Q/NQ                       9.774410      10.687263                  9.34%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.470639      9.178232                   8.35%                     0         2004
Insurance Products Fund            6.604150      8.470639                  28.26%                     0         2003
III - VIP Aggressive               9.120496      6.604150                 -27.59%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.374365      9.052057                   8.09%                 2,687         2004
Insurance Products Fund            6.538869      8.374365                  28.07%                 1,583         2003
III - VIP Aggressive               9.065148      6.538869                 -27.87%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.158850      9.491339                   3.63%                     0         2004
Insurance Products Fund            7.927650      9.158850                  15.53%                     0         2003
III - VIP Balanced                 8.838563      7.927650                 -10.31%                     0         2002
Portfolio: Service Class -         9.150065      8.838563                  -3.40%                     0         2001
Q/NQ                               9.734233      9.150065                  -6.00%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.527969      9.848019                   3.36%                 1,964         2004
Insurance Products Fund            8.255306      9.527969                  15.42%                 1,964         2003
III - VIP Balanced                 9.221950      8.255306                 -10.48%                 1,964         2002
Portfolio: Service Class 2         9.561266      9.221950                  -3.55%                 1,964         2001
- Q/NQ                            10.000000      9.561266                  -4.39%                 1,152         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.861790      6.831136                  -0.45%                     0         2004
Insurance Products Fund            5.576369      6.861790                  23.05%                     0         2003
III - VIP Dynamic Capital          6.114660      5.576369                  -8.80%                     0         2002
Appreciation Portfolio:            8.713906      6.114660                 -29.83%                     0         2001
Service Class - Q/NQ              10.000000      8.713906                 -12.86%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.822945      6.792938                  -0.44%                   228         2004
Insurance Products Fund            5.556618      6.822945                  22.79%                   228         2003
III - VIP Dynamic Capital          6.114650      5.556618                  -9.13%                     0         2002
Appreciation Portfolio:            8.713899      6.114650                 -29.83%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.713899                 -12.86%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.456900      8.791444                   3.96%                     0         2004
Insurance Products Fund            6.960439      8.456900                  21.50%                     0         2003
III - VIP Growth & Income          8.499804      6.960439                 -18.11%                     0         2002
Portfolio: Service Class -         9.487345      8.499804                 -10.41%                     0         2001
Q/NQ                              10.020589      9.487345                  -5.32%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.673997      8.997519                   3.73%                 2,404         2004
Insurance Products Fund            7.148066      8.673997                  21.35%                 2,277         2003
III - VIP Growth & Income          8.744908      7.148066                 -18.26%                 2,015         2002
Portfolio: Service Class 2         9.777778      8.744908                 -10.56%                     0         2001
- Q/NQ                            10.000000      9.777778                  -2.22%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.611555      6.957979                   5.24%                     0         2004
Insurance Products Fund            5.187189      6.611555                  27.46%                     0         2003
III - VIP Growth                   6.758171      5.187189                 -23.25%                     0         2002
Opportunities Portfolio:           8.036133      6.758171                 -15.90%                     0         2001
Service Class - Q/NQ               9.869824      8.036133                 -18.58%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.926285      7.277696                   5.07%                     0         2004
Insurance Products Fund            5.444901      6.926285                  27.21%                     0         2003
III - VIP Growth                   7.102214      5.444901                 -23.34%                     0         2002
Opportunities Portfolio:           8.465213      7.102214                 -16.10%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.465213                 -15.35%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.224812      24.806191                 22.65%                     0         2004
Insurance Products Fund           14.852369      20.224812                 36.17%                     0         2003
III - VIP Mid Cap                 16.768811      14.852369                -11.43%                     0         2002
Portfolio: Service Class -        17.654305      16.768811                 -5.02%                     0         2001
Q/NQ                              13.447936      17.654305                 31.28%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.678825      15.536406                 22.54%                14,111         2004
Insurance Products Fund            9.329285      12.678825                 35.90%                11,990         2003
III - VIP Mid Cap                 10.548182      9.329285                 -11.56%                 9,425         2002
Portfolio: Service Class 2        11.122665      10.548182                 -5.16%                 4,253         2001
- Q/NQ                            10.000000      11.122665                 11.23%                 2,540         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.255290      13.732058                 12.05%                     0         2004
Insurance Products Fund            7.900936      12.255290                 55.11%                     0         2003
III - VIP Value Strategies        10.000000      7.900936                 -20.99%                     0         2002
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.556580      12.932313                 11.90%                 1,533         2004
Insurance Products Fund            7.470696      11.556580                 54.69%                 1,044         2003
III - VIP Value Strategies        10.000000      7.470696                 -25.29%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.924240      11.946646                  9.36%                     0         2004
Variable Insurance                 8.898962      10.924240                 22.76%                     0         2003
Products Trust - Franklin         10.000000      8.898962                 -11.01%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.084272      11.783755                 16.85%                     0         2004
Variable Insurance                 7.739221      10.084272                 30.30%                     0         2003
Products Trust - Templeton        10.000000      7.739221                 -22.61%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.456941                 14.57%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.950532      12.457864                 13.76%                     0         2004
Index Fund: Class I - Q/NQ         8.272984      10.950532                 32.36%                     0         2003
                                  10.000000      8.272984                 -17.27%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.393499      11.800910                 13.54%                 2,367         2004
Index Fund: Class II - Q/NQ        7.872833      10.393499                 32.02%                 1,798         2003
                                  10.000000      7.872833                 -21.27%                 1,041         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.990544      15.379509                 18.39%                     0         2004
Emerging Markets Fund:             8.025296      12.990544                 61.87%                     0         2003
Class II - Q/NQ                   10.000000      8.025296                 -19.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.723703                 17.24%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.831857      10.995063                  1.51%                 2,622         2004
Government Bond Fund:             10.803103      10.831857                  0.27%                 2,212         2003
Class I - Q/NQ                    10.000000      10.803103                  8.03%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.491152      10.792597                  2.87%                12,770         2004
Investor Destinations              9.890561      10.491152                  6.07%                12,514         2003
Conservative Fund: Class          10.000000      9.890561                  -1.09%                 2,156         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.626808      11.194012                  5.34%                16,197         2004
Investor Destinations              9.508030      10.626808                 11.77%                10,365         2003
Moderately Conservative           10.000000      9.508030                  -4.92%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.707932      11.798821                 10.19%                35,861         2004
Investor Destinations              8.601254      10.707932                 24.49%                 7,784         2003
Moderately Aggressive             10.000000      8.601254                 -13.99%                 5,055         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.657631      11.475511                  7.67%                26,004         2004
Investor Destinations              9.030991      10.657631                 18.01%                19,696         2003
Moderate Fund: Class II -         10.000000      9.030991                   9.69%                 2,287         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.714675      12.009900                 12.09%                39,043         2004
Investor Destinations              8.265709      10.714675                 29.63%                21,271         2003
Aggressive Fund: Class II         10.000000      8.265709                 -17.34%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.844512      9.755674                  -0.90%                 3,519         2004
Market Fund: Class I - Q/NQ        9.952495      9.844512                  -1.08%                     0         2003
                                  10.000000      9.952495                  -0.48%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.392238      10.448386                 11.24%                     0         2004
Fund: Class II - Q/NQ              7.126957      9.392238                  31.78%                   885         2003
                                  10.000000      7.126957                 -28.73%                   517         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.791487      13.596173                 15.30%                     0         2004
Fund: Class I - Q/NQ               7.647260      11.791487                 54.19%                     0         2003
                                  10.000000      7.647260                 -23.53%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.914432      12.552481                 15.01%                     0         2004
Fund: Class II - Q/NQ              7.096924      10.914432                 53.79%                   920         2003
                                  10.000000      7.096924                 -29.03%                   543         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.364921      13.296931                 17.00%                     0         2004
Fund: Class I - Q/NQ               8.198662      11.364921                 38.62%                     0         2003
                                  10.000000      8.198662                 -18.01%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.602934      13.548202                 16.77%                 3,307         2004
Fund: Class II - Q/NQ              8.394271      11.602934                 38.22%                 1,061         2003
                                  10.000000      8.394271                 -16.06%                    41         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.162319      14.043607                 15.47%                     0         2004
Risk-Managed Core                 10.000000      12.162319                 21.62%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.990793      9.632052                   7.13%                12,299         2004
Trust - MFS Investors              7.459892      8.990793                  20.52%                 8,801         2003
Growth Stock Series:              10.000000      7.459892                 -25.40%                 1,669         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.490136      9.545848                  12.43%                 6,639         2004
Trust - MFS Mid Cap Growth         6.322320      8.490136                  34.29%                 4,179         2003
Series: Service Class -           10.000000      6.322320                 -36.78%                   893         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.431340      9.846662                   4.40%                 6,442         2004
Trust - MFS New Discovery          7.190438      9.431340                  31.17%                 5,386         2003
Series: Service Class -           10.000000      7.190438                 -28.10%                 2,409         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.451008      11.796443                 12.87%                12,879         2004
Trust - MFS Value Series:          8.525313      10.451008                 22.59%                 7,834         2003
Service Class - Q/NQ              10.000000      8.525313                 -14.75%                 4,988         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.536942      9.858001                   3.37%                     0         2004
Large Cap Growth Fund II -         8.267515      9.536942                  15.35%                     0         2003
Q/NQ                              10.000000      8.267515                 -17.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.402713      11.205333                  7.72%                     0         2004
Large Cap Value Fund II -          7.930082      10.402713                 31.18%                     0         2003
Q/NQ                              10.000000      7.930082                 -20.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.640349      11.080574                  4.14%                     0         2004
Managed Allocation Fund -          9.228802      10.640349                 15.30%                     0         2003
Moderate Growth II - Q/NQ         10.000000      9.228802                  -7.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.254941                 12.55%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.875138      10.349493                  4.80%                12,224         2004
Account Funds -                    7.686814      9.875138                  28.47%                 8,362         2003
Oppenheimer Capital               10.000000      7.686814                 -23.13%                   194         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.088586      12.988987                 17.14%                     0         2004
Account Funds -                    7.887047      11.088586                 40.59%                     0         2003
Oppenheimer Global                10.000000      7.887047                 -21.13%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.030404      12.889927                 16.86%                 6,010         2004
Account Funds -                    7.854463      11.030404                 40.43%                 6,197         2003
Oppenheimer Global                10.000000      7.854463                 -21.46%                 3,737         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.528063                 15.28%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.511004                 15.11%                 4,026         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.691365      12.523138                  7.11%                     0         2004
Account Funds -                    9.594723      11.691365                 21.85%                     0         2003
Oppenheimer High Income           10.000000      9.594723                  -4.05%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.099652      10.835929                  7.29%                10,604         2004
Account Funds -                    8.125889      10.099652                 24.29%                 9,683         2003
Oppenheimer Main Street(R)          10.000000      8.125889                 -18.74%                 2,092         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.817001      13.872076                 17.39%                     0         2004
Account Funds -                    8.327018      11.817001                 41.91%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.327018                 -16.73%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.040207      12.833750                  6.59%                   233         2004
Account Funds -                   10.454481      12.040207                 15.17%                    81         2003
Oppenheimer Strategic Bond        10.000000      10.454481                  4.54%                    34         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.283848      13.416801                  9.22%                    96         2004
Putnam VT Growth & Income         10.000000      12.283848                 22.84%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.230465      11.685298                 14.22%                     0         2004
Putnam VT International            8.097278      10.230465                 26.34%                     0         2003
Equity Fund: Class IB -           10.000000      8.097278                 -19.03%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.367929      14.104173                 24.07%                     0         2004
Putnam VT Small Cap Value          7.727707      11.367929                 47.11%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.727707                 -22.72%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.052506      10.378938                  3.25%                   569         2004
Putnam VT Voyager Fund:            8.186913      10.052506                 22.79%                   287         2003
Class IB - Q/NQ                   10.000000      8.186913                 -18.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.780381      12.362133                  4.94%                     0         2004
- Capital Appreciation            10.117526      11.780381                 16.44%                     0         2003
Fund - Q/NQ                       10.000000      10.117526                  1.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.123360      14.745245                 12.36%                     0         2004
- Growth and Income Fund -        10.554325      13.123360                 24.34%                     0         2003
Q/NQ                              10.000000      10.554325                  5.54%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.184909      16.641414                 17.32%                     0         2004
- International Equity            10.508766      14.184909                 34.98%                     0         2003
Fund - Q/NQ                       10.000000      10.508766                  5.09%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.423369      10.672487                  2.39%                     0         2004
- Investment Grade Bond           10.243727      10.423369                  1.75%                     0         2003
Fund - Q/NQ                       10.000000      10.243727                  2.44%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.100174      15.043240                 14.83%                     0         2004
- Mid-Cap Equity Fund -           10.272918      13.100174                 27.52%                     0         2003
Q/NQ                              10.000000      10.272918                  2.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.674066      17.913868                 22.08%                     0         2004
- Small Cap Value Equity          10.782924      14.674066                 36.09%                     0         2003
Fund - Q/NQ                       10.000000      10.782924                  7.83%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.134737      14.886206                 13.33%                     0         2004
- Value Income Stock Fund         10.852641      13.134737                 21.03%                     0         2003
- Q/NQ                            10.000000      10.852641                  8.53%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.099592      10.332268                  2.30%                    59         2004
Institutional Funds, Inc.         10.000000      10.099592                  1.00%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.749552      17.053759                 33.76%                     0         2004
Institutional Funds, Inc.         10.000000      12.749552                 27.50%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.301178      11.890851                 15.43%                20,209         2004
Trust - Comstock                   8.013499      10.301178                 28.55%                13,582         2003
Portfolio: Class II Shares        10.000000      8.013499                 -19.87%                 7,533         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.689526      9.120705                   4.96%                 9,476         2004
Trust - Emerging Growth            6.958432      8.689526                  24.88%                 8,484         2003
Portfolio: Class II Shares        10.000000      6.958432                 -30.42%                 7,963         2002
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.264324      11.177772                  8.90%                 6,736         2004
Funds - AIM V.I. Basic             7.837651      10.264324                 30.96%                 6,787         2003
Value Fund: Series II             10.000000      7.837651                 -21.62%                 3,626         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.669436      10.101863                  4.47%                     0         2004
Funds - AIM V.I. Capital           7.618277      9.669436                  26.92%                     0         2003
Appreciation Fund: Series         10.000000      7.618277                 -23.82%                   204         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.309240      11.698804                 13.48%                     0         2004
Funds - AIM V.I. Capital           7.751819      10.309240                 32.99%                     0         2003
Development Fund: Series I        10.000000      7.751819                 -22.48%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.018283                 10.18%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.708644      13.015346                 21.54%                   125         2004
Funds - AIM V.I.                   8.475432      10.708644                 26.35%                   125         2003
International Growth Fund:        10.000000      8.475432                 -15.25%                   279         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.707501      11.973834                 11.83%                     0         2004
Funds - AIM V.I. Mid Cap           8.559971      10.707501                 25.09%                     0         2003
Core Equity Fund: Series I        10.000000      8.559971                 -14.40%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.040103      10.433794                  3.92%                     0         2004
Funds - AIM V.I. Premier           8.169796      10.040103                 22.89%                     0         2003
Equity Fund: Series I             10.000000      8.169796                 -18.30%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.968280      9.295344                   3.65%                   909         2004
Funds - AIM V.I. Premier           7.312257      8.968280                  22.65%                   909         2003
Equity Fund: Series II            10.000000      7.312257                 -26.88%                   908         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.398220      11.362746                  9.28%                18,234         2004
Products Series Fund, Inc.         8.006442      10.398220                 29.87%                10,195         2003
- AllianceBernstein Growth        10.000000      8.006442                 -19.94%                 5,402         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.246699      16.254456                 22.71%                 3,474         2004
Products Series Fund, Inc.         9.366041      13.246699                 41.43%                 8,098         2003
- AllianceBernstein               10.000000      9.366041                  -6.34%                 9,212         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.955955      9.533538                   6.45%                 2,197         2004
Products Series Fund, Inc.         7.388819      8.955955                  21.21%                 2,349         2003
-                                 10.000000      7.388819                 -26.11%                   957         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.472021      14.591161                 16.99%                 7,928         2004
Products Series Fund, Inc.         9.009679      12.472021                 38.43%                 8,654         2003
- AllianceBernstein               10.000000      9.009679                  -9.90%                 5,542         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.063283      13.248584                 19.75%                     0         2004
Portfolios - Small Cap             8.172507      11.063283                 35.37%                     0         2003
Stock Index Portfolio:            10.000000      8.172507                 -18.27%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.814206      10.241337                  4.35%                     0         2004
Responsible Growth Fund,           7.927440      9.814206                  23.80%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.927440                 -20.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.643907      11.570435                  8.70%                     0         2004
Inc.: Initial Shares - Q/NQ        8.439531      10.643907                 26.12%                     0         2003
                                  10.000000      8.439531                 -15.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.094800      13.113372                  8.42%                 5,386         2004
Inc.: Service Shares - Q/NQ       10.000000      12.094800                 20.95%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.065833      10.829328                  7.59%                    60         2004
- Federated American               8.046698      10.065833                 25.09%                    60         2003
Leaders Fund II: Service          10.000000      8.046698                 -19.53%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.885766      10.403340                  5.24%                 1,558         2004
- Federated Capital                8.122319      9.885766                  21.71%                 4,795         2003
Appreciation Fund II:             10.000000      8.122319                 -18.78%                 2,972         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.835740      12.810159                  8.23%                 8,490         2004
- Federated High Income            9.890919      11.835740                 19.66%                    32         2003
Bond Fund II: Service             10.000000      9.890919                  -1.09%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.001337      11.208394                 12.07%                     0         2004
- Federated International          7.720054      10.001337                 29.55%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.720054                 -22.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.152283      12.647996                 13.41%                     0         2004
- Federated Mid Cap Growth         8.103101      11.152283                 37.63%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.103101                 -18.97%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.853711      11.049791                  1.81%                     0         2004
- Federated Quality Bond          10.556602      10.853711                  2.81%                     0         2003
Fund II: Primary Shares -         10.000000      10.556602                  5.57%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.934545      11.099842                  1.51%                14,685         2004
- Federated Quality Bond          10.656222      10.934545                  2.61%                 1,370         2003
Fund II: Service Shares -         10.000000      10.656222                  6.56%                   891         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.635243      10.544204                  9.43%                     0         2004
Insurance Products Fund -          7.530864      9.635243                  27.94%                     0         2003
VIP Equity-Income                  9.234883      7.530864                 -18.45%                     0         2002
Portfolio: Service Class -         9.904395      9.234883                  -6.76%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.472282      11.444858                  9.29%                41,791         2004
Insurance Products Fund -          8.197146      10.472282                 27.76%                18,605         2003
VIP Equity-Income                 10.070646      8.197146                 -18.60%                14,404         2002
Portfolio: Service Class 2        10.816373      10.070646                 -6.89%                13,136         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.783505      7.896862                   1.46%                     0         2004
Insurance Products Fund -          5.966173      7.783505                  30.46%                     0         2003
VIP Growth Portfolio:              8.699922      5.966173                 -31.42%                     0         2002
Service Class - Q/NQ              10.764092      8.699922                 -19.18%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.068288      6.148248                   1.32%                22,681         2004
Insurance Products Fund -          4.659883      6.068288                  30.22%                22,844         2003
VIP Growth Portfolio:              6.804531      4.659883                 -31.52%                18,758         2002
Service Class 2 - Q/NQ             8.433340      6.804531                 -19.31%                17,595         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.082144      8.692546                   7.55%                     0         2004
Insurance Products Fund -          6.478666      8.082144                  24.75%                     0         2003
VIP High Income Portfolio:         6.363800      6.478666                   1.80%                     0         2002
Service Class - Q/NQ               7.352510      6.363800                 -13.45%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.752237      9.406006                   7.47%                 6,409         2004
Insurance Products Fund -          7.027783      8.752237                  24.54%                 6,660         2003
VIP High Income Portfolio:         6.924516      7.027783                   1.49%                 4,283         2002
Service Class 2 - Q/NQ             8.003519      6.924516                 -13.48%                 2,636         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.840561      10.779369                 -0.56%                 9,170         2004
Insurance Products Fund -         10.924543      10.840561                 -0.77%                 9,170         2003
VIP Money Market                  10.933951      10.924543                 -0.09%                 9,170         2002
Portfolio: Initial Class -        10.686394      10.933951                  2.32%                 9,170         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.831911      9.847782                  11.50%                     0         2004
Insurance Products Fund -          6.277043      8.831911                  40.70%                     0         2003
VIP Overseas Portfolio:            8.020658      6.277043                 -21.74%                     0         2002
Service Class - Q/NQ              10.370604      8.020658                 -22.66%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.107323      7.912675                  11.33%                 2,289         2004
Insurance Products Fund -          5.057278      7.107323                  40.54%                 4,423         2003
VIP Overseas Portfolio:            6.471243      5.057278                 -21.85%                 3,921         2002
Service Class 2 - Q/NQ             8.355554      6.471243                 -22.55%                   952         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.022204                 10.22%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.003353                 10.03%                    43         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.197755      11.128692                  9.13%                     0         2004
Insurance Products Fund -          7.741314      10.197755                 31.73%                     0         2003
VIP Value Portfolio:               9.354351      7.741314                 -17.24%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.160276      11.073406                  8.99%                    33         2004
Insurance Products Fund -          7.731804      10.160276                 31.41%                     0         2003
VIP Value Portfolio:               9.354364      7.731804                 -17.35%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.708905      10.050212                  3.52%                     0         2004
Insurance Products Fund II         8.381004      9.708905                  15.84%                     0         2003
- VIP Asset Manager                9.358857      8.381004                 -10.45%                     0         2002
Portfolio: Service Class -         9.948824      9.358857                  -5.93%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.155267      9.460800                   3.34%                 8,800         2004
Insurance Products Fund II         7.919423      9.155267                  15.61%                 8,800         2003
- VIP Asset Manager                8.860560      7.919423                 -10.62%                 8,800         2002
Portfolio: Service Class 2         9.432810      8.860560                  -6.07%                 8,800         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.460773      8.799284                   4.00%                     0         2004
Insurance Products Fund II         6.992679      8.460773                  20.99%                     0         2003
- VIP Asset Manager Growth         8.426898      6.992679                 -17.02%                     0         2002
Portfolio: Service Class -         9.274256      8.426898                  -9.14%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.867464      8.165032                   3.78%                     0         2004
Insurance Products Fund II         6.508754      7.867464                  20.88%                     0         2003
- VIP Asset Manager Growth         7.870380      6.508754                 -17.30%                     0         2002
Portfolio: Service Class 2         8.670421      7.870380                  -9.23%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.984934      11.315079                 13.32%                     0         2004
Insurance Products Fund II         7.917710      9.984934                  26.11%                     0         2003
- VIP Contrafund(R)                  8.897411      7.917710                 -11.01%                     0         2002
Portfolio: Service Class          10.334368      8.879411                 -13.90%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.852184      10.015754                 13.14%                20,426         2004
Insurance Products Fund II         7.028083      8.852184                  25.95%                 8,862         2003
- VIP Contrafund(R)                  7.913380      7.028083                 -11.19%                 5,344         2002
Portfolio: Service Class 2         9.202708      7.913380                 -14.01%                 3,113         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.003193      8.697841                   8.68%                     0         2004
Insurance Products Fund II         6.343490      8.003193                  26.16%                     0         2003
- VIP Index 500 Portfolio:         8.304223      6.343490                 -23.61%                     0         2002
Initial Class - Q/NQ               9.616863      8.304223                 -13.65%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.750362      13.085373                  2.63%                 1,741         2004
Insurance Products Fund II        12.335513      12.750362                  3.36%                 1,741         2003
- VIP Investment Grade            11.378314      12.335513                  8.41%                 1,741         2002
Bond Portfolio: Initial           10.678258      11.378314                  6.56%                 1,078         2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.457729      9.159591                   8.30%                     0         2004
Insurance Products Fund            6.597440      8.457729                  28.20%                     0         2003
III - VIP Aggressive               9.115871      6.597440                 -27.63%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.361620      9.033679                   8.04%                 1,457         2004
Insurance Products Fund            6.532223      8.361620                  28.01%                   345         2003
III - VIP Aggressive               9.060551      6.532223                 -27.90%                   345         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.137124      9.463995                   3.58%                     0         2004
Insurance Products Fund            7.912880      9.137124                  15.47%                     0         2003
III - VIP Balanced                 8.826597      7.912880                 -10.35%                     0         2002
Portfolio: Service Class -         9.142362      8.826597                  -3.45%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.510208      9.824669                   3.31%                     0         2004
Insurance Products Fund            8.244106      9.510208                  15.36%                    72         2003
III - VIP Balanced                 9.214134      8.244106                 -10.53%                    72         2002
Portfolio: Service Class 2         9.558063      9.214134                  -3.60%                    72         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.850426      6.816346                  -0.50%                     0         2004
Insurance Products Fund            5.569971      6.850426                  22.99%                     0         2003
III - VIP Dynamic Capital          6.110761      5.569971                  -8.85%                     0         2002
Appreciation Portfolio:            8.712836      6.110761                 -29.86%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.811656      6.778262                  -0.49%                 5,896         2004
Insurance Products Fund            5.550250      6.811656                  22.73%                 5,896         2003
III - VIP Dynamic Capital          6.110762      5.550250                  -9.17%                 5,896         2002
Appreciation Portfolio:            8.712831      6.110762                 -29.86%                 5,896         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.436872      8.766160                   3.90%                     0         2004
Insurance Products Fund            6.947481      8.436872                  21.44%                     0         2003
III - VIP Growth & Income          8.488299      6.947481                 -18.15%                     0         2002
Portfolio: Service Class -         9.479350      8.488299                 -10.45%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.657810      8.976160                   3.68%                 4,703         2004
Insurance Products Fund            7.138348      8.657810                  21.29%                 4,675         2003
III - VIP Growth & Income          8.737483      7.138348                 -18.30%                 4,635         2002
Portfolio: Service Class 2         9.774480      8.737483                 -10.61%                 2,124         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.595891      6.937965                   5.19%                     0         2004
Insurance Products Fund            5.177522      6.595891                  27.39%                     0         2003
III - VIP Growth                   6.749005      5.177522                 -23.28%                     0         2002
Opportunities Portfolio:           8.029346      6.749005                 -15.95%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.913355      7.260422                   5.02%                     0         2004
Insurance Products Fund            5.437504      6.913355                  27.14%                    55         2003
III - VIP Growth                   7.096176      5.437504                 -23.37%                    55         2002
Opportunities Portfolio:           8.462366      7.096176                 -16.14%                    55         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.176908      24.734852                 22.59%                     0         2004
Insurance Products Fund           14.824714      20.176908                 36.10%                     0         2003
III - VIP Mid Cap                 16.746109      14.824714                -11.47%                     0         2002
Portfolio: Service Class -        17.639436      16.746109                 -5.06%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.655194      15.499574                 22.48%                14,674         2004
Insurance Products Fund            9.316635      12.655194                 35.83%                13,632         2003
III - VIP Mid Cap                 10.539238      9.316635                 -11.60%                14,050         2002
Portfolio: Service Class 2        11.118928      10.539238                 -5.21%                 5,178         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.245469      13.714081                 11.99%                     0         2004
Insurance Products Fund            7.898615      12.245469                 55.03%                     0         2003
III - VIP Value Strategies        10.000000      7.898615                 -21.01%                     0         2002
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.546790      12.914794                 11.85%                   352         2004
Insurance Products Fund            7.468157      11.546790                 54.61%                   352         2003
III - VIP Value Strategies        10.000000      7.468157                 -25.32%                   204         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.915477      11.930996                  9.30%                     0         2004
Variable Insurance                 8.896338      10.915477                 22.70%                     0         2003
Products Trust - Franklin         10.000000      8.896338                 -11.04%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.076177      11.768303                 16.79%                     0         2004
Variable Insurance                 7.736939      10.076177                 30.23%                     0         2003
Products Trust - Templeton        10.000000      7.736939                 -22.63%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.453079                 14.53%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.941745      12.441538                 13.71%                     0         2004
Index Fund: Class I - Q/NQ         8.270550      10.941745                 32.30%                     0         2003
                                  10.000000      8.270550                 -17.29%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.384683      11.784898                 13.48%                11,946         2004
Index Fund: Class II - Q/NQ        7.870146      10.384683                 31.95%                 4,207         2003
                                  10.000000      7.870146                 -21.30%                 2,818         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.978140      15.357016                 18.33%                     0         2004
Emerging Markets Fund:             8.021710      12.978140                 61.79%                     0         2003
Class II - Q/NQ                   10.000000      8.021710                 -19.78%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.719770                 17.20%                    16         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.821525      10.978997                  1.46%                 5,612         2004
Government Bond Fund:             10.798287      10.821525                  0.22%                 5,799         2003
Class I - Q/NQ                    10.000000      10.798287                  7.98%                   877         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.481143      10.776811                  2.82%                27,029         2004
Investor Destinations              9.886157      10.481143                  6.02%                68,578         2003
Conservative Fund: Class          10.000000      9.886157                  -1.14%                 3,986         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.616655      11.177625                  5.28%                11,254         2004
Investor Destinations              9.503787      10.616655                 11.71%                10,586         2003
Moderately Conservative           10.000000      9.503787                  -4.96%                   898         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.647444      11.458716                  7.62%                49,845         2004
Investor Destinations              9.026954      10.647444                 17.95%                30,666         2003
Moderate Fund: Class II -         10.000000      9.026954                  -9.73%                   986         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.697690      11.781544                 10.13%                21,662         2004
Investor Destinations              8.597400      10.697690                 24.43%                12,507         2003
Moderately Aggressive             10.000000      8.597400                 -14.03%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.704445      11.992330                 12.03%                12,014         2004
Investor Destinations              8.262021      10.704445                 29.56%                14,264         2003
Aggressive Fund: Class II         10.000000      8.262021                 -17.38%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.834924      9.741216                  -0.95%                 5,102         2004
Market Fund: Class I - Q/NQ        9.947862      9.834924                  -1.14%                   330         2003
                                  10.000000      9.947862                  -0.52%                 1,234         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.383285      10.433109                 11.19%                    64         2004
Fund: Class II - Q/NQ              7.123777      9.383285                  31.72%                    30         2003
                                  10.000000      7.123777                 -28.76%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.782024      13.578356                 15.25%                     0         2004
Fund: Class I - Q/NQ               7.644996      11.782024                 54.11%                     0         2003
                                  10.000000      7.644996                 -23.55%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.905184      12.535451                 14.95%                   139         2004
Fund: Class II - Q/NQ              7.094503      10.905184                 53.71%                    28         2003
                                  10.000000      7.094503                 -29.05%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.355819      13.279527                 16.94%                     0         2004
Fund: Class I - Q/NQ               8.196255      11.355819                 38.55%                     0         2003
                                  10.000000      8.196255                 -18.04%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.591861          13.528397             16.71%                   590         2004
Fund: Class II - Q/NQ              8.390518          11.591861             38.15%                   512         2003
                                  10.000000           8.390518            -16.09%                   318         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.158184      14.031702                 15.41%                   101         2004
Risk-Managed Core                 10.000000      12.158184                 21.58%                   108         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.982224      9.617973                   7.08%                 5,014         2004
Trust - MFS Investors              7.456558      8.982224                  20.46%                 5,066         2003
Growth Stock Series:              10.000000      7.456558                 -25.43%                 3,393         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.482034      9.531886                  12.38%                 9,174         2004
Trust - MFS Mid Cap Growth         6.319492      8.482034                  34.22%                 8,129         2003
Series: Service Class -           10.000000      6.319492                 -36.81%                   706         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.422319      9.832232                   4.35%                 3,722         2004
Trust - MFS New Discovery          7.187217      9.422319                  31.10%                 5,817         2003
Series: Service Class -           10.000000      7.187217                 -28.13%                 6,928         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.441038      11.779193                 12.82%                11,373         2004
Trust - MFS Value Series:          8.521501      10.441038                 22.53%                 8,441         2003
Service Class - Q/NQ              10.000000      8.521501                 -14.78%                 4,952         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.529281      9.845071                   3.31%                     0         2004
Large Cap Growth Fund II -         8.265074      9.529281                  15.30%                     0         2003
Q/NQ                              10.000000      8.265074                 -17.35%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.394365      11.190650                  7.66%                     0         2004
Large Cap Value Fund II -          7.927753      10.394365                 31.11%                     0         2003
Q/NQ                              10.000000      7.927753                 -20.72%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.631833      11.066075                  4.08%                     0         2004
Managed Allocation Fund -          9.226099      10.631833                 15.24%                     0         2003
Moderate Growth II - Q/NQ         10.000000      9.226099                  -7.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.251154                 12.51%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.865699      10.334345                  4.75%                 1,369         2004
Account Funds -                    7.683371      9.865699                  28.40%                 1,369         2003
Oppenheimer Capital               10.000000      7.683371                 -23.17%                     0         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.079690      12.971963                 17.08%                     0         2004
Account Funds -                    7.884715      11.079690                 40.52%                     0         2003
Oppenheimer Global                10.000000      7.884715                 -21.15%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.019867      12.871053                 16.80%                     0         2004
Account Funds -                    7.850948      11.019867                 40.36%                     0         2003
Oppenheimer Global                10.000000      7.850948                 -21.49%                     0         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.524186                 15.24%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.507127                 15.07%                    42         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.681995      12.506743                  7.06%                     0         2004
Account Funds -                    9.591904      11.681995                 21.79%                     0         2003
Oppenheimer High Income           10.000000      9.591904                  -4.08%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.090010      10.820094                  7.24%                 5,723         2004
Account Funds -                    8.122256      10.090010                 24.23%                 1,942         2003
Oppenheimer Main Street(R)          10.000000      8.122256                 -18.78%                   457         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.807524      13.853897                 17.33%                     0         2004
Account Funds -                    8.324573      11.807524                 41.84%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.324573                 -16.75%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.028707      12.814968                  6.54%                   760         2004
Account Funds -                   10.449811      12.028707                 15.11%                   736         2003
Oppenheimer Strategic Bond        10.000000      10.449811                  4.50%                   139         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.279684      13.405421                  9.17%                     0         2004
Putnam VT Growth & Income         10.000000      12.279684                 22.80%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.222230      11.669965                 14.16%                     0         2004
Putnam VT International            8.094886      10.222230                 26.28%                     0         2003
Equity Fund: Class IB -           10.000000      8.094886                 -19.05%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.358798      14.085699                 24.01%                     0         2004
Putnam VT Small Cap Value          7.725427      11.358798                 47.03%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.725427                 -22.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.044440      10.365337                  3.19%                     0         2004
Putnam VT Voyager Fund:            8.184501      10.044440                 22.73%                     0         2003
Class IB - Q/NQ                   10.000000      8.184501                 -18.15%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit     Percentage        Number of            Period
                             Value at            Value at End of        Change in        Accumulation Units
                             Beginning of        Period              Accumulation        at End of Period
                             Period                                    Unit Value
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.773066      12.348171                  4.88%                     0         2004
- Capital Appreciation            10.116384      11.773066                 16.38%                     0         2003
Fund - Q/NQ                       10.000000      10.116384                  1.16%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.115208      14.728590                 12.30%                     0         2004
- Growth and Income Fund -        10.553132      13.115208                 24.28%                     0         2003
Q/NQ                              10.000000      10.553132                  5.53%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.176110      16.622627                 17.26%                     0         2004
- International Equity            10.507582      14.176110                 34.91%                     0         2003
Fund - Q/NQ                       10.000000      10.507582                  5.08%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.416889      10.660428                  2.34%                     0         2004
- Investment Grade Bond           10.242570      10.416889                  1.70%                     0         2003
Fund - Q/NQ                       10.000000      10.242570                  2.43%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.092048      15.026278                 14.77%                     0         2004
- Mid-Cap Equity Fund -           10.271758      13.092048                 27.46%                     0         2003
Q/NQ                              10.000000      10.271758                  2.72%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.664971      17.893661                 22.02%                     0         2004
- Small Cap Value Equity          10.781710      14.664971                 36.02%                     0         2003
Fund - Q/NQ                       10.000000      10.781710                  7.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.126578      14.869398                 13.28%                     0         2004
- Value Income Stock Fund         10.851420      13.126578                 20.97%                     0         2003
- Q/NQ                            10.000000      10.851420                  8.51%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.096155      10.323495                  2.25%                    95         2004
Institutional Funds, Inc.         10.000000      10.096155                  0.96%                    54         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.745226      17.039311                 33.69%                 5,246         2004
Institutional Funds, Inc.         10.000000      12.745226                 27.45%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.291354      11.873467                 15.37%                35,951         2004
Trust - Comstock                   8.009925      10.291354                 28.48%                30,102         2003
Portfolio: Class II Shares        10.000000      8.009925                 -19.90%                24,841         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.681252      9.107384                   4.91%                23,488         2004
Trust - Emerging Growth            6.955324      8.681252                  24.81%                24,919         2003
Portfolio: Class II Shares        10.000000      6.955324                 -30.45%                21,225         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.254516      11.161413                  8.84%                 3,686         2004
Funds - AIM V.I. Basic             7.834146      10.254516                 30.90%                 1,539         2003
Value Fund: Series II             10.000000      7.834146                 -21.66%                 1,007         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.660208      10.087077                  4.42%                   553         2004
Funds - AIM V.I. Capital           7.614869      9.660208                  26.86%                   491         2003
Appreciation Fund: Series         10.000000      7.614869                 -23.85%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.300971      11.683473                 13.42%                     0         2004
Funds - AIM V.I. Capital           7.749538      10.300971                 32.92%                     0         2003
Development Fund: Series I        10.000000      7.749538                 -22.50%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.014566                 10.15%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.698431      12.996323                 21.48%                   140         2004
Funds - AIM V.I.                   8.471657      10.698431                 26.28%                   140         2003
International Growth Fund:        10.000000      8.471657                 -15.28%                    64         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.698898      11.958111                 11.77%                     0         2004
Funds - AIM V.I. Mid Cap           8.557449      10.698898                 25.02%                     0         2003
Core Equity Fund: Series I        10.000000      8.557449                 -14.43%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.032052      10.420112                  3.87%                     0         2004
Funds - AIM V.I. Premier           8.167389      10.032052                 22.83%                     0         2003
Equity Fund: Series I             10.000000      8.167389                 -18.33%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.959702      9.281734                   3.59%                 1,070         2004
Funds - AIM V.I. Premier           7.308983      8.959702                  22.58%                 1,070         2003
Equity Fund: Series II            10.000000      7.308983                 -26.91%                 1,070         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.388287      11.346121                  9.22%                    41         2004
Products Series Fund, Inc.         8.002863      10.388287                 29.81%                    43         2003
- AllianceBernstein Growth        10.000000      8.002863                 -19.97%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.234042      16.230668                 22.64%                   154         2004
Products Series Fund, Inc.         9.361858      13.234042                 41.36%                   161         2003
- AllianceBernstein               10.000000      9.361858                  -6.38%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.947400      9.519586                   6.39%                     0         2004
Products Series Fund, Inc.         7.385513      8.947400                  21.15%                     0         2003
-                                 10.000000      7.385513                 -26.14%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.460125      14.569818                 16.93%                 1,412         2004
Products Series Fund, Inc.         9.005661      12.460125                 38.36%                 1,441         2003
- AllianceBernstein               10.000000      9.005661                  -9.94%                   942         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.054386      13.231192                 19.69%                     0         2004
Portfolios - Small Cap             8.170092      11.054386                 35.30%                     0         2003
Stock Index Portfolio:            10.000000      8.170092                 -18.30%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.806332      10.227911                  4.30%                     0         2004
Responsible Growth Fund,           7.925110      9.806332                  23.74%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.925110                 -20.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.635365      11.555272                  8.65%                     0         2004
Inc.: Initial Shares - Q/NQ        8.437052      10.635365                 26.06%                     0         2003
                                  10.000000      8.437052                 -15.63%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.090686      13.102235                  8.37%                    66         2004
Inc.: Service Shares - Q/NQ       10.000000      12.090686                 20.91%                    81         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.057283      10.814626                  7.53%                 3,214         2004
- Federated American               8.043954      10.057283                 25.03%                 2,570         2003
Leaders Fund II: Service          10.000000      8.043954                 -19.56%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.877373      10.389216                  5.18%                   120         2004
- Federated Capital                8.119551      9.877373                  21.65%                     0         2003
Appreciation Fund II:             10.000000      8.119551                 -18.80%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.824440      12.791414                  8.18%                 1,798         2004
- Federated High Income            9.886503      11.824440                 19.60%                   877         2003
Bond Fund II: Service             10.000000      9.886503                  -1.13%                   456         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.993305      11.193696                 12.01%                     0         2004
- Federated International          7.717782      9.993305                  29.48%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.717782                 -22.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.143323      12.631411                 13.35%                     0         2004
- Federated Mid Cap Growth         8.100705      11.143323                 37.56%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.100705                 -18.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.844974      11.035282                  1.75%                     0         2004
- Federated Quality Bond          10.553487      10.844974                  2.76%                     0         2003
Fund II: Primary Shares -         10.000000      10.553487                  5.53%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.925276      11.084790                  1.46%                 1,186         2004
- Federated Quality Bond          10.652603      10.925276                  2.56%                 1,160         2003
Fund II: Service Shares -         10.000000      10.652603                  6.53%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.612401      10.513858                  9.38%                     0         2004
Insurance Products Fund -          7.516835      9.612401                  27.88%                     0         2003
VIP Equity-Income                  9.222382      7.516835                 -18.49%                     0         2002
Portfolio: Service Class -         9.896058      9.222382                  -6.81%                     0         2001
Q/NQ                               9.303685      9.896058                   6.37%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.452773      11.417724                  9.23%                 7,880         2004
Insurance Products Fund -          8.186031      10.452773                 27.69%                 5,221         2003
VIP Equity-Income                 10.062105      8.186031                 -18.64%                 2,411         2002
Portfolio: Service Class 2        10.812739      10.062105                 -6.94%                 1,259         2001
- Q/NQ                            10.000000      10.812739                  8.13%                    85         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.765017      7.874090                   1.40%                     0         2004
Insurance Products Fund -          5.955034      7.765017                  30.39%                     0         2003
VIP Growth Portfolio:              8.688117      5.955034                 -31.46%                     0         2002
Service Class - Q/NQ              10.755009      8.688117                 -19.22%                     0         2001
                                  12.313961      10.755009                -12.66%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.056963      6.133651                   1.27%                10,550         2004
Insurance Products Fund -          4.653551      6.056963                  30.16%                 8,348         2003
VIP Growth Portfolio:              6.798758      4.653551                 -31.55%                 1,927         2002
Service Class 2 - Q/NQ             8.430504      6.798758                 -19.36%                 1,927         2001
                                  10.000000      8.430504                 -15.69%                   164         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.062996      8.667545                   7.50%                     0         2004
Insurance Products Fund -          6.466604      8.062996                  24.69%                     0         2003
VIP High Income Portfolio:         6.355190      6.466604                   1.75%                     0         2002
Service Class - Q/NQ               7.346312      6.355190                 -13.49%                     0         2001
                                   9.666051      7.346312                 -24.00%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.735892      9.383655                   7.41%                 3,621         2004
Insurance Products Fund -          7.018235      8.735892                  24.47%                 1,902         2003
VIP High Income Portfolio:         6.918628      7.018235                   1.44%                   715         2002
Service Class 2 - Q/NQ             8.000822      6.918628                 -13.53%                     0         2001
                                  10.000000      8.000822                 -19.99%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.814813      10.748291                 -0.62%                     8         2004
Insurance Products Fund -         10.904145      10.814813                 -0.82%                     6         2003
VIP Money Market                  10.919093      10.904145                 -0.14%                     0         2002
Portfolio: Initial Class -        10.677336      10.919093                  2.26%                     0         2001
Q/NQ                              10.224413      10.677336                  4.43%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.810945      9.819415                  11.45%                     0         2004
Insurance Products Fund -          6.265330      8.810945                  40.63%                     0         2003
VIP Overseas Portfolio:            8.009778      6.265330                 -21.78%                     0         2002
Service Class - Q/NQ              10.361858      8.009778                 -22.70%                     0         2001
                                  13.050088      10.361858                -20.60%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.094057      7.893881                  11.27%                    58         2004
Insurance Products Fund -          5.050398      7.094057                  40.47%                    74         2003
VIP Overseas Portfolio:            6.465747      5.050398                 -21.89%                    59         2002
Service Class 2 - Q/NQ             8.352740      6.465747                 -22.59%                    59         2001
                                  10.000000      8.352740                 -16.47%                    34         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.018501                 10.19%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.999651                 10.00%                     0         200*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.184329      11.108383                  9.07%                     0         2004
Insurance Products Fund -          7.735064      10.184329                 31.66%                     0         2003
VIP Value Portfolio:               9.351563      7.735064                 -17.29%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.146906      11.053210                  8.93%                     0         2004
Insurance Products Fund -          7.725552      10.146906                 31.34%                     0         2003
VIP Value Portfolio:               9.351571      7.725552                 -17.39%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.685875      10.021263                  3.46%                     0         2004
Insurance Products Fund II         8.365379      9.685875                  15.79%                     0         2003
- VIP Asset Manager                9.346180      8.365379                 -10.49%                     0         2002
Portfolio: Service Class -         9.940444      9.346180                  -5.98%                     0         2001
Q/NQ                              10.549959      9.940444                  -5.78%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.138200      9.438361                   3.28%                     0         2004
Insurance Products Fund II         7.908689      9.138200                  15.55%                     0         2003
- VIP Asset Manager                8.853046      7.908689                 -10.67%                     0         2002
Portfolio: Service Class 2         9.429634      8.853046                   6.11%                     0         2001
- Q/NQ                            10.000000      9.429634                  -5.70%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.440717      8.773962                   3.95%                     0         2004
Insurance Products Fund II         6.979663      8.440717                  20.93%                     0         2003
- VIP Asset Manager Growth         8.415489      6.979663                 -17.06%                     0         2002
Portfolio: Service Class -         9.266441      8.415489                  -9.18%                     0         2001
Q/NQ                              10.795690      9.266441                 -14.17%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.852802      8.145666                   3.73%                     0         2004
Insurance Products Fund II         6.499919      7.852802                  20.81%                     0         2003
- VIP Asset Manager Growth         7.863704      6.499919                 -17.34%                     0         2002
Portfolio: Service Class 2         8.667505      7.863704                  -9.27%                     0         2001
- Q/NQ                            10.000000      8.667505                 -13.32%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.961246      11.282485                 13.26%                     0         2004
Insurance Products Fund II         7.902955      9.961246                  26.04%                     0         2003
- VIP Contrafund(R)                  8.885347      7.902955                 -11.06%                     0         2002
Portfolio: Service Class          10.325655      8.885347                 -13.95%                     0         2001
-Q/NQ                             11.270766      10.325655                 -8.39%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.835658      9.991966                  13.09%                 6,759         2004
Insurance Products Fund II         7.018522      8.835658                  25.89%                 1,958         2003
- VIP Contrafund(R)                  7.906658      7.018522                 -11.23%                 1,243         2002
Portfolio: Service Class 2         9.199607      7.906658                 -14.05%                   110         2001
-Q/NQ                             10.000000      9.199607                  -8.00%                    63         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.984198      8.672780                   8.62%                    54         2004
Insurance Products Fund II         6.331659      7.984198                  26.10%                 1,410         2003
- VIP Index 500 Portfolio:         8.292965      6.331659                 -23.65%                 1,558         2002
Initial Class - Q/NQ               9.608747      8.292965                 -13.69%                 1,558         2001
                                  10.787578      9.608747                 -10.93%                   118         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.720133      13.047717                  2.58%                     0         2004
Insurance Products Fund II        12.312534      12.720133                  3.31%                     0         2003
- VIP Investment Grade            11.362894      12.312534                  8.36%                     0         2002
Bond Portfolio: Initial           10.669248      11.362894                  6.50%                     0         2001
Class - Q/NQ                       9.767809      10.669248                  9.23%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.444833      9.140962                   8.24%                     0         2004
Insurance Products Fund            6.590730      8.444833                  28.13%                     0         2003
III - VIP Aggressive               9.111251      6.590730                 -27.66%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.348863      9.015306                   7.98%                 1,509         2004
Insurance Products Fund            6.525579      8.348863                  27.94%                 1,114         2003
III - VIP Aggressive               9.055954      6.525579                 -27.94%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.115481      9.436778                   3.52%                     0         2004
Insurance Products Fund            7.898144      9.115481                  15.41%                     0         2003
III - VIP Balanced                 8.814639      7.898144                 -10.40%                     0         2002
Portfolio: Service Class -         9.134653      8.814639                  -3.50%                     0         2001
Q/NQ                               9.727660      9.134653                  -6.10%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.492480      9.801356                   3.25%                     0         2004
Insurance Products Fund            8.232919      9.492480                  15.30%                     0         2003
III - VIP Balanced                 9.206319      8.232919                 -10.57%                   157         2002
Portfolio: Service Class 2         9.554841      9.206319                  -3.65%                   157         2001
- Q/NQ                            10.000000      9.554841                  -4.45%                    92         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.839121      6.801636                  -0.55%                     0         2004
Insurance Products Fund            5.563595      6.839121                  22.93%                     0         2003
III - VIP Dynamic Capital          6.106876      5.563595                  -8.90%                     0         2002
Appreciation Portfolio:            8.711768      6.106876                 -29.90%                     0         2001
Service Class - Q/NQ              10.000000      8.711768                 -12.88%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.800413      6.763623                  -0.54%                   147         2004
Insurance Products Fund            5.543900      6.800413                  22.66%                     0         2003
III - VIP Dynamic Capital          6.106876      5.543900                  -9.22%                     0         2002
Appreciation Portfolio:            8.711766      6.106876                 -29.90%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.711766                 -12.88%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.416864      8.740930                   3.85%                     0         2004
Insurance Products Fund            6.934528      8.416864                  21.38%                     0         2003
III - VIP Growth & Income          8.476792      6.934528                 -18.19%                     0         2002
Portfolio: Service Class -         9.471352      8.476792                 -10.50%                     0         2001
Q/NQ                              10.013822      9.471352                  -5.42%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.641676      8.954866                   3.62%                 3,862         2004
Insurance Products Fund            7.128667      8.641676                  21.22%                 1,379         2003
III - VIP Growth & Income          8.730068      7.128667                 -18.34%                     0         2002
Portfolio: Service Class 2         9.771194      8.730068                 -10.66%                     0         2001
- Q/NQ                            10.000000      9.771194                  -2.29%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.580234      6.917967                   5.13%                     0         2004
Insurance Products Fund            5.167863      6.580234                  27.33%                     0         2003
III - VIP Growth                   6.739861      5.167863                 -23.32%                     0         2002
Opportunities Portfolio:           8.022575      6.739861                 -15.99%                     0         2001
Service Class - Q/NQ               9.863165      8.022575                 -18.66%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.900450      7.243180                   4.97%                     0         2004
Insurance Products Fund            5.430117      6.900450                  27.08%                     0         2003
III - VIP Growth                   7.090158      5.430117                 -23.41%                     0         2002
Opportunities Portfolio:           8.459517      7.090158                 -16.19%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.459517                 -15.40%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.129075      24.663673                 22.53%                     0         2004
Insurance Products Fund           14.797098      20.129075                 36.03%                     0         2003
III - VIP Mid Cap                 16.723439      14.797098                -11.52%                     0         2002
Portfolio: Service Class -        17.624573      16.723439                 -5.11%                     0         2001
Q/NQ                              13.438879      17.624573                 31.15%                     0         2000
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.631599      15.462812                 22.41%                 3,382         2004
Insurance Products Fund            9.303988      12.631599                 35.77%                 1,678         2003
III - VIP Mid Cap                 10.530306      9.303988                 -11.65%                 1,244         2002
Portfolio: Service Class 2        11.115190      10.530306                 -5.26%                 1,244         2001
- Q/NQ                            10.000000      11.115190                 11.15%                    56         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.235652      13.696119                 11.94%                     0         2004
Insurance Products Fund            7.896280      12.235652                 54.95%                     0         2003
III - VIP Value Strategies        10.000000      7.896280                 -21.04%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.536990      12.897254                 11.79%                 4,247         2004
Insurance Products Fund            7.465607      11.536990                 54.54%                   727         2003
III - VIP Value Strategies        10.000000      7.465607                 -25.34%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.906718      11.915357                  9.25%                     0         2004
Variable Insurance                 8.893716      10.906718                 22.63%                     0         2003
Products Trust - Franklin         10.000000      8.893716                 -11.06%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.068087      11.752870                 16.73%                     0         2004
Variable Insurance                 7.734658      10.068087                 30.17%                     0         2003
Products Trust - Templeton        10.000000      7.734658                 -22.65%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.449228                 14.49%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.932976      12.425243                 13.65%                     0         2004
Index Fund: Class I - Q/NQ         8.268119      10.932976                 32.23%                     0         2003
                                  10.000000      8.268119                 -17.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.375878      11.768923                 13.43%                 1,871         2004
Index Fund: Class II - Q/NQ        7.867470      10.375878                 31.88%                 1,859         2003
                                  10.000000      7.867470                 -21.33%                   131         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.965751      15.334563                 18.27%                     0         2004
Emerging Markets Fund:             8.018119      12.965751                 61.71%                     0         2003
Class II - Q/NQ                   10.000000      8.018119                 -19.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.715831                 17.16%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.811182      10.962914                  1.40%                 1,525         2004
Government Bond Fund:             10.793476      10.811182                  0.16%                 1,471         2003
Class I - Q/NQ                    10.000000      10.793476                  7.93%                   192         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.471148      10.761069                  2.77%                19,237         2004
Investor Destinations              9.881746      10.471148                  5.96%                19,266         2003
Conservative Fund: Class          10.000000      9.881746                  -1.18%                     7         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.606525      11.161279                  5.23%                10,974         2004
Investor Destinations              9.499545      10.606525                 11.65%                 9,381         2003
Moderately Conservative           10.000000      9.499545                  -5.00%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.637301      11.441970                  7.56%               109,786         2004
Investor Destinations              9.022930      10.637301                 17.89%               108,458         2003
Moderate Fund: Class II -         10.000000      9.022930                  -9.77%                14,201         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.687495      11.764328                 10.08%                20,391         2004
Investor Destinations              8.593569      10.687495                 24.37%                 3,678         2003
Moderately Aggressive             10.000000      8.593569                 -14.06%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.694250      11.974820                 11.97%                38,132         2004
Investor Destinations              8.258329      10.694250                 29.50%                13,478         2003
Aggressive Fund: Class II         10.000000      8.258329                 -17.42%                 1,531         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.825341      9.726772                  -1.00%                   854         2004
Market Fund: Class I - Q/NQ        9.943231      9.825341                  -1.19%                   455         2003
                                  10.000000      9.943231                  -0.57%                    60         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.374315      10.417836                 11.13%                     0         2004
Fund: Class II - Q/NQ              7.120591      9.374315                  31.65%                     0         2003
                                  10.000000      7.120591                 -28.79%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.772565      13.560554                 15.19%                     0         2004
Fund: Class I - Q/NQ               7.642746      11.772565                 54.04%                     0         2003
                                  10.000000      7.642746                 -23.57%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.895911      12.518422                 14.89%                   182         2004
Fund: Class II - Q/NQ              7.092082      10.895911                 53.63%                   187         2003
                                  10.000000      7.092082                 -29.08%                    77         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.346695      13.262105                 16.88%                     0         2004
Fund: Class I - Q/NQ               8.193835      11.346695                 38.48%                     0         2003
                                  10.000000      8.193835                 -18.06%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.580797      13.508600                 16.65%                 1,037         2004
Fund: Class II - Q/NQ              8.386772      11.580797                 38.08%                   891         2003
                                  10.000000      8.386772                 -16.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.154059      14.019804                 15.35%                 1,440         2004
Risk-Managed Core                 10.000000      12.154059                 21.54%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.973621      9.603881                   7.02%                   913         2004
Trust - MFS Investors              7.453217      8.973621                  20.40%                   913         2003
Growth Stock Series:              10.000000      7.453217                 -25.47%                     0         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.473923      9.517914                  12.32%                 3,544         2004
Trust - MFS Mid Cap Growth         6.316662      8.473923                  34.15%                 2,567         2003
Series: Service Class -           10.000000      6.316662                 -36.83%                   314         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.413323      9.817850                   4.30%                     0         2004
Trust - MFS New Discovery          7.184003      9.413323                  31.03%                     0         2003
Series: Service Class -           10.000000      7.184003                 -28.16%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.431060      11.761963                 12.76%                 2,375         2004
Trust - MFS Value Series:          8.517699      10.431060                 22.46%                   491         2003
Service Class - Q/NQ              10.000000      8.517699                 -14.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.521633      9.832163                   3.26%                     0         2004
Large Cap Growth Fund II -         8.262641      9.521633                  15.24%                     0         2003
Q/NQ                              10.000000      8.262641                 -17.37%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.386005      11.175956                  7.61%                     0         2004
Large Cap Value Fund II -          7.925406      10.386005                 31.05%                     0         2003
Q/NQ                              10.000000      7.925406                 -20.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.623296      11.051564                  4.03%                     0         2004
Managed Allocation Fund -          9.223381      10.623296                 15.18%                     0         2003
Moderate Growth II - Q/NQ         10.000000      9.223381                  -7.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.247371                 12.47%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.856286      10.319233                  4.70%                 6,166         2004
Account Funds -                    7.679941      9.856286                  28.34%                 2,848         2003
Oppenheimer Capital               10.000000      7.679941                 -23.20%                   340         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.070801      12.954963                 17.02%                     0         2004
Account Funds -                    7.882398      11.070801                 40.45%                     0         2003
Oppenheimer Global                10.000000      7.882398                 -21.18%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.009338      12.852222                 16.74%                    38         2004
Account Funds -                    7.847434      11.009338                 40.29%                    47         2003
Oppenheimer Global                10.000000      7.847434                 -21.53%                     0         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.520320                 15.20%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.503272                 15.03%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.672614      12.490335                  7.01%                     0         2004
Account Funds -                    9.589075      11.672614                 21.73%                     0         2003
Oppenheimer High Income           10.000000      9.589075                  -4.11%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.080361      10.804249                  7.18%                 2,619         2004
Account Funds -                    8.118623      10.080361                 24.16%                 2,006         2003
Oppenheimer Main Street(R)          10.000000      8.118623                 -18.81%                   189         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.798045      13.835741                 17.27%                     0         2004
Account Funds -                    8.322115      11.798045                 41.77%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.322115                 -16.78%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              12.017235      12.796223                  6.48%                 3,346         2004
Account Funds -                   10.445156      12.017235                 15.05%                   510         2003
Oppenheimer Strategic Bond        10.000000      10.445156                  4.45%                   213         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.275514      13.394064                  9.11%                   723         2004
Putnam VT Growth & Income         10.000000      12.275514                 22.76%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.214032      11.654677                 14.10%                     0         2004
Putnam VT International            8.092505      10.214032                 26.22%                     0         2003
Equity Fund: Class IB -           10.000000      8.092505                 -19.07%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.349685      14.067223                 23.94%                     0         2004
Putnam VT Small Cap Value          7.723151      11.349685                 46.96%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.723151                 -22.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.036380      10.351752                  3.14%                     0         2004
Putnam VT Voyager Fund:            8.182087      10.036380                 22.66%                     0         2003
Class IB - Q/NQ                   10.000000      8.182087                 -18.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.765748      12.334212                  4.83%                 1,768         2004
- Capital Appreciation            10.115238      11.765748                 16.32%                 1,070         2003
Fund - Q/NQ                       10.000000      10.115238                  1.15%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.107058      14.711954                 12.24%                 1,077         2004
- Growth and Income Fund -        10.551942      13.107058                 24.21%                   665         2003
Q/NQ                              10.000000      10.551942                  5.52%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.167304      16.603862                 17.20%                     0         2004
- International Equity            10.506394      14.167304                 34.84%                     0         2003
Fund - Q/NQ                       10.000000      10.506394                  5.06%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.410413      10.648377                  2.29%                     0         2004
- Investment Grade Bond           10.241413      10.410413                  1.65%                     0         2003
Fund - Q/NQ                       10.000000      10.241413                  2.41%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.083901      15.009286                 14.72%                 1,071         2004
- Mid-Cap Equity Fund -           10.270596      13.083901                 27.39%                   654         2003
Q/NQ                              10.000000      10.270596                  2.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.655856      17.873450                 21.95%                     0         2004
- Small Cap Value Equity          10.780489      14.655856                 35.95%                     0         2003
Fund - Q/NQ                       10.000000      10.780489                  7.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.118432      14.852609                 13.22%                 1,028         2004
- Value Income Stock Fund         10.850195      13.118432                 20.91%                   824         2003
- Q/NQ                            10.000000      10.850195                  8.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.092718      10.314724                  2.20%                     0         2004
Institutional Funds, Inc.         10.000000      10.092718                  0.93%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.740895      17.024860                 33.62%                     0         2004
Institutional Funds, Inc.         10.000000      12.740895                 27.41%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.281510      11.856082                 15.31%                 6,651         2004
Trust - Comstock                   8.006334      10.281510                 28.42%                 4,220         2003
Portfolio: Class II Shares        10.000000      8.006334                 -19.94%                   593         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.672951      9.094055                   4.86%                 6,982         2004
Trust - Emerging Growth            6.952210      8.672951                  24.75%                 3,179         2003
Portfolio: Class II Shares        10.000000      6.952210                 -30.48%                   633         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.244722      11.145075                  8.79%                 1,167         2004
Funds - AIM V.I. Basic             7.830643      10.244722                 30.83%                 1,055         2003
Value Fund: Series II             10.000000      7.830643                 -21.69%                    77         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.650995      10.072327                  4.37%                   266         2004
Funds - AIM V.I. Capital           7.611469      9.650995                  26.80%                   166         2003
Appreciation Fund: Series         10.000000      7.611469                 -23.89%                    80         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.292675      11.668130                 13.36%                     0         2004
Funds - AIM V.I. Capital           7.747245      10.292675                 32.86%                     0         2003
Development Fund: Series I        10.000000      7.747245                 -22.53%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.010863                 10.11%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.688198      12.977278                 21.42%                    82         2004
Funds - AIM V.I.                   8.467863      10.688198                 26.22%                   155         2003
International Growth Fund:        10.000000      8.467863                 -15.32%                    72         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.690301      11.942419                 11.71%                     0         2004
Funds - AIM V.I. Mid Cap           8.554923      10.690301                 24.96%                     0         2003
Core Equity Fund: Series I        10.000000      8.554923                 -14.45%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.023988      10.406446                  3.82%                     0         2004
Funds - AIM V.I. Premier           8.164981      10.023988                 22.77%                     0         2003
Equity Fund: Series I             10.000000      8.164981                 -18.35%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.951135      9.268135                   3.54%                 7,455         2004
Funds - AIM V.I. Premier           7.305715      8.951135                  22.52%                 7,455         2003
Equity Fund: Series II            10.000000      7.305715                 -26.94%                 1,756         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.378378      11.329529                  9.16%                 2,175         2004
Products Series Fund, Inc.         7.999289      10.378378                 29.74%                 2,070         2003
- AllianceBernstein Growth        10.000000      7.999289                 -20.01%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.221403      16.206923                 22.58%                 1,546         2004
Products Series Fund, Inc.         9.357670      13.221403                 41.29%                 1,529         2003
- AllianceBernstein               10.000000      9.357670                  -6.42%                 1,440         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.938842      9.505633                   6.34%                     0         2004
Products Series Fund, Inc.         7.382204      8.938842                  21.09%                     0         2003
-                                 10.000000      7.382204                 -26.18%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.448236      14.548506                 16.87%                   270         2004
Products Series Fund, Inc.         9.001635      12.448236                 38.29%                   312         2003
- AllianceBernstein               10.000000      9.001635                  -9.98%                   220         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.045519      13.213848                 19.63%                     0         2004
Portfolios - Small Cap             8.167691      11.045519                 35.23%                     0         2003
Stock Index Portfolio:            10.000000      8.167691                 -18.32%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.798463      10.214501                  4.25%                     0         2004
Responsible Growth Fund,           7.922775      9.798463                  23.67%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.922775                 -20.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.626826      11.540117                  8.59%                     0         2004
Inc.: Initial Shares - Q/NQ        8.434560      10.626826                 25.99%                     0         2003
                                  10.000000      8.434560                 -15.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.086579      13.091114                  8.31%                   486         2004
Inc.: Service Shares - Q/NQ       10.000000      12.086579                 20.87%                   301         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.048742      10.799946                  7.48%                     0         2004
- Federated American               8.041214      10.048742                 24.97%                     0         2003
Leaders Fund II: Service          10.000000      8.041214                 -19.59%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.868994      10.375127                  5.13%                     0         2004
- Federated Capital                8.116783      9.868994                  21.59%                     0         2003
Appreciation Fund II:             10.000000      8.116783                 -18.83%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.813141      12.772689                  8.12%                 6,832         2004
- Federated High Income            9.882088      11.813141                 19.54%                 5,586         2003
Bond Fund II: Service             10.000000      9.882088                  -1.18%                    76         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.985284      11.179024                 11.95%                     0         2004
- Federated International          7.715509      9.985284                  29.42%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.715509                 -22.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.134374      12.614840                 13.30%                     0         2004
- Federated Mid Cap Growth         8.098322      11.134374                 37.49%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.098322                 -19.02%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.836266      11.020805                  1.70%                     0         2004
- Federated Quality Bond          10.550383      10.836266                  2.71%                     0         2003
Fund II: Primary Shares -         10.000000      10.550383                  5.50%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.915982      11.069722                  1.41%                 7,657         2004
- Federated Quality Bond          10.648970      10.915982                  2.51%                 6,594         2003
Fund II: Service Shares -         10.000000      10.648970                  6.49%                    57         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.589583      10.483561                  9.32%                     0         2004
Insurance Products Fund -          7.502801      9.589583                  27.81%                     0         2003
VIP Equity-Income                  9.209865      7.502801                 -18.54%                     0         2002
Portfolio: Service Class -         9.887701      9.209865                  -6.86%                     0         2001
Q/NQ                               9.300541      9.887701                   6.31%                     0         2000
                                  10.000000      9.300541                  -6.99%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.433268      11.390621                  9.18%                 6,291         2004
Insurance Products Fund -          8.174911      10.433268                 27.63%                 5,869         2003
VIP Equity-Income                 10.053575      8.174911                 -18.69%                   854         2002
Portfolio: Service Class 2        10.809109      10.053575                 -6.99%                   564         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.746584      7.851401                   1.35%                     0         2004
Insurance Products Fund -          5.943919      7.746584                  30.33%                     0         2003
VIP Growth Portfolio:              8.676331      5.943919                 -31.49%                     0         2002
Service Class - Q/NQ              10.745932      8.676331                 -19.26%                     0         2001
                                  12.309803      10.745932                -12.70%                     0         2000
                                  10.000000      12.309803                 23.10%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.045641      6.119069                   1.21%                 8,554         2004
Insurance Products Fund -          4.647220      6.045641                  30.09%                 8,881         2003
VIP Growth Portfolio:              6.792973      4.647220                 -31.59%                   842         2002
Service Class 2 - Q/NQ             8.427664      6.792973                 -19.40%                   322         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.043859      8.642570                   7.44%                     0         2004
Insurance Products Fund -          6.454537      8.043859                  24.62%                     0         2003
VIP High Income Portfolio:         6.346563      6.454537                   1.70%                     0         2002
Service Class - Q/NQ               7.340109      6.346563                 -13.54%                     0         2001
                                   9.662795      7.340109                 -24.04%                     0         2000
                                  10.000000      9.662795                  -3.37%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.719597      9.361387                   7.36%                   609         2004
Insurance Products Fund -          7.008707      8.719597                  24.41%                   554         2003
VIP High Income Portfolio:         6.912752      7.008707                   1.39%                   602         2002
Service Class 2 - Q/NQ             7.998127      6.912752                 -13.57%                   516         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.789117      10.717294                 -0.67%                     0         2004
Insurance Products Fund -         10.883777      10.789117                 -0.87%                     0         2003
VIP Money Market                  10.904248      10.883777                 -0.19%                     0         2002
Portfolio: Initial Class -        10.668284      10.904248                  2.21%                     0         2001
Q/NQ                              10.220920      10.668284                  4.38%                     0         2000
                                  10.000000      10.220920                  2.21%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.790049      9.791143                  11.39%                     0         2004
Insurance Products Fund -          6.253645      8.790049                  40.56%                     0         2003
VIP Overseas Portfolio:            7.998921      6.253645                 -21.82%                     0         2002
Service Class - Q/NQ              10.353122      7.998921                 -22.74%                     0         2001
                                  13.045702      10.353122                -20.64%                     0         2000
                                  10.000000      13.045702                 30.46%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.080823      7.875151                  11.22%                     0         2004
Insurance Products Fund -          5.043543      7.080823                  40.39%                     0         2003
VIP Overseas Portfolio:            6.460260      5.043543                 -21.93%                   163         2002
Service Class 2 - Q/NQ             8.349928      6.460260                 -22.63%                   163         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.014788                 10.15%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.995945                  9.96%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.170949      11.088140                  9.02%                     0         2004
Insurance Products Fund -          7.728826      10.170949                 31.60%                     0         2003
VIP Value Portfolio:               9.348779      7.728826                 -17.33%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.133566      11.033056                  8.88%                     0         2004
Insurance Products Fund -          7.719319      10.133566                 31.28%                     0         2003
VIP Value Portfolio:               9.348792      7.719319                 -17.43%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.662909      9.992412                   3.41%                     0         2004
Insurance Products Fund II         8.349785      9.662909                  15.73%                     0         2003
- VIP Asset Manager                9.333512      8.349785                 -10.54%                     0         2002
Portfolio: Service Class -         9.932061      9.333512                  -6.03%                     0         2001
Q/NQ                              10.549398      9.932061                  -5.83%                     0         2000
                                  10.000000      10.549398                  5.46%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.121127      9.415924                   3.23%                   392         2004
Insurance Products Fund II         7.897938      9.121127                  15.49%                   392         2003
- VIP Asset Manager                8.845533      7.897938                 -10.71%                   392         2002
Portfolio: Service Class 2         9.426464      8.845533                  -6.16%                   392         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.420677      8.748666                   3.90%                     0         2004
Insurance Products Fund II         6.966630      8.420677                  20.87%                     0         2003
- VIP Asset Manager Growth         8.404069      6.966630                 -17.10%                     0         2002
Portfolio: Service Class -         9.258620      8.404069                  -9.23%                     0         2001
Q/NQ                              10.792052      9.258620                 -14.21%                     0         2000
                                  10.000000      10.792052                  7.92%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.838131      8.126303                   3.68%                   448         2004
Insurance Products Fund II         6.491083      7.838131                  20.75%                   448         2003
- VIP Asset Manager Growth         7.857029      6.491083                 -17.39%                   448         2002
Portfolio: Service Class 2         8.664593      7.857029                  -9.32%                   448         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.937601      11.249973                 13.21%                   253         2004
Insurance Products Fund II         7.888206      9.937601                  25.98%                   253         2003
- VIP Contrafund(R)                  8.873298      7.888206                 -11.10%                   253         2002
Portfolio: Service Class          10.316947      8.873298                 -13.99%                   253         2001
-Q/NQ                             11.266962      10.316947                  8.43%                   253         2000
                                  10.000000      11.266962                 12.67%                   253         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.819192      9.968273                  13.03%                   328         2004
Insurance Products Fund II         7.009008      8.819192                  25.83%                   665         2003
- VIP Contrafund(R)                  7.899952      7.009008                 -11.28%                   443         2002
Portfolio: Service Class 2         9.196519      7.899952                 -14.10%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.965268      8.647811                   8.57%                     0         2004
Insurance Products Fund II         6.319850      7.965268                  26.04%                     0         2003
- VIP Index 500 Portfolio:         8.281718      6.319850                 -23.69%                   253         2002
Initial Class - Q/NQ               9.600631      8.281718                 -13.74%                   253         2001
                                  10.783929      9.600631                 -10.97%                   253         2000
                                  10.000000      10.783929                  7.84%                   253         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.689987      13.010162                  2.52%                   119         2004
Insurance Products Fund II        12.289609      12.689987                  3.26%                   119         2003
- VIP Investment Grade            11.347517      12.289609                  8.30%                   221         2002
Bond Portfolio: Initial           10.660253      11.347517                  6.45%                   221         2001
Class - Q/NQ                       9.764515      10.660253                  9.17%                     0         2000
                                  10.000000      9.764515                  -2.35%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.431975      9.122396                   8.19%                     0         2004
Insurance Products Fund            6.584039      8.431975                  28.07%                     0         2003
III - VIP Aggressive               9.106626      6.584039                 -27.70%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.336121      8.996963                   7.93%                 2,765         2004
Insurance Products Fund            6.518935      8.336121                  27.88%                 2,491         2003
III - VIP Aggressive               9.051359      6.518935                 -27.98%                    11         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.093847      9.409588                   3.47%                     0         2004
Insurance Products Fund            7.883407      9.093847                  15.35%                     0         2003
III - VIP Balanced                 8.802684      7.883407                 -10.44%                     0         2002
Portfolio: Service Class -         9.126937      8.802684                  -3.55%                     0         2001
Q/NQ                               9.724377      9.126937                  -6.14%                     0         2000
                                  10.000000      9.724377                  -2.76%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.474768      9.778093                   3.20%                     0         2004
Insurance Products Fund            8.221740      9.474768                  15.24%                     0         2003
III - VIP Balanced                 9.198506      8.221740                 -10.62%                     0         2002
Portfolio: Service Class 2         9.551627      9.198506                  -3.70%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.827805      6.786923                  -0.60%                     0         2004
Insurance Products Fund            5.557221      6.827805                  22.86%                     0         2003
III - VIP Dynamic Capital          6.102994      5.557221                  -8.94%                     0         2002
Appreciation Portfolio:            8.710698      6.102994                 -29.94%                     0         2001
Service Class - Q/NQ              10.000000      8.710698                 -12.89%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.789155      6.748992                  -0.59%                    30         2004
Insurance Products Fund            5.537548      6.789155                  22.60%                    30         2003
III - VIP Dynamic Capital          6.102986      5.537548                  -9.26%                   193         2002
Appreciation Portfolio:            8.710696      6.102986                 -29.94%                   179         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.396879      8.715733                   3.80%                     0         2004
Insurance Products Fund            6.921584      8.396879                  21.31%                     0         2003
III - VIP Growth & Income          8.465285      6.921584                 -18.24%                     0         2002
Portfolio: Service Class -         9.463349      8.465285                 -10.55%                     0         2001
Q/NQ                              10.010436      9.463349                  -5.47%                     0         2000
                                  10.000000      10.010436                  0.10%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.625527      8.933584                   3.57%                   100         2004
Insurance Products Fund            7.118972      8.625527                  21.16%                   129         2003
III - VIP Growth & Income          8.722653      7.118972                 -18.39%                     0         2002
Portfolio: Service Class 2         9.767914      8.722653                 -10.70%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.564618      6.898042                   5.08%                     0         2004
Insurance Products Fund            5.158219      6.564618                  27.27%                     0         2003
III - VIP Growth                   6.730718      5.158219                 -23.36%                     0         2002
Opportunities Portfolio:           8.015802      6.730718                 -16.03%                     0         2001
Service Class - Q/NQ               9.859832      8.015802                 -18.70%                     0         2000
                                  10.000000      9.859832                  -1.40%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.887578      7.225983                   4.91%                     0         2004
Insurance Products Fund            5.422738      6.887578                  27.01%                     0         2003
III - VIP Growth                   7.084131      5.422738                 -23.45%                     0         2002
Opportunities Portfolio:           8.456667      7.084131                 -16.23%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.081308      24.592617                 22.47%                    52         2004
Insurance Products Fund           14.769497      20.081308                 35.96%                    52         2003
III - VIP Mid Cap                 16.700753      14.769497                -11.56%                     0         2002
Portfolio: Service Class -        17.609700      16.700753                 -5.16%                     0         2001
Q/NQ                              13.434341      17.609700                 31.08%                     0         2000
                                  10.000000      13.434341                 34.34%                     0         1999*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.608040      15.426119                 22.35%                 6,466         2004
Insurance Products Fund            9.291367      12.608040                 35.70%                 6,116         2003
III - VIP Mid Cap                 10.521373      9.291367                 -11.69%                   239         2002
Portfolio: Service Class 2        11.111453      10.521373                 -5.31%                   166         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.225825      13.678145                 11.88%                     0         2004
Insurance Products Fund            7.893955      12.225825                `54.88%                     0         2003
III - VIP Value Strategies        10.000000      7.893955                 -21.06%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.527181      12.879736                 11.73%                 1,756         2004
Insurance Products Fund            7.463060      11.527181                 54.46%                 1,762         2003
III - VIP Value Strategies        10.000000      7.463060                 -25.37%                    81         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.897961      11.899730                  9.19%                     0         2004
Variable Insurance                 8.891102      10.897961                 22.57%                     0         2003
Products Trust - Franklin         10.000000      8.891102                 -11.09%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.059988      11.737447                 16.67%                     0         2004
Variable Insurance                 7.732372      10.059988                 30.10%                     0         2003
Products Trust - Templeton        10.000000      7.732372                 -22.68%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.445372                 14.45%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.924188      12.408932                 13.59%                     0         2004
Index Fund: Class I - Q/NQ         8.265677      10.924188                 32.16%                     0         2003
                                  10.000000      8.265677                 -17.34%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.367048      11.752914                 13.37%                   278         2004
Index Fund: Class II - Q/NQ        7.864778      10.367048                 31.82%                   201         2003
                                  10.000000      7.864778                 -21.35%                    77         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           12.953381           15.312114                 18.21%                   216         2004
Emerging Markets Fund:       8.014539            12.953381                 61.62%                    82         2003
Class II - Q/NQ              10.000000           8.014539                 -19.85%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.711869                 17.12%                    28         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.800866           10.946880                  1.35%                   516         2004
Government Bond Fund:        10.788663           10.800866                  0.11%                   670         2003
Class I - Q/NQ               10.000000           10.788663                  7.89%                   580         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.461131           10.745299                  2.72%                35,036         2004
Investor Destinations        9.877327            10.461131                  5.91%                35,051         2003
Conservative Fund: Class     10.000000           9.877327                  -1.23%                     7         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.596394           11.144942                  5.18%                 4,156         2004
Investor Destinations        9.495299            10.596394                 11.60%                12,501         2003
Moderately Conservative      10.000000           9.495299                  -5.05%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.627147           11.425240                  7.51%                47,926         2004
Investor Destinations        9.018901            10.627147                 17.83%                57,276         2003
Moderate Fund: Class II -    10.000000           9.018901                  -9.81%                11,959         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.677275           11.747107                 10.02%                11,232         2004
Investor Destinations        8.589729            10.677275                 24.30%                 4,050         2003
Moderately Aggressive        10.000000           8.589729                 -14.10%                 1,673         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.684013           11.957267                 11.92%                 3,571         2004
Investor Destinations        8.254633            10.684013                 29.43%                 1,350         2003
Aggressive Fund: Class II    10.000000           8.254633                 -17.45%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.815763            9.712341                  -1.05%                   411         2004
Market Fund: Class I - Q/NQ  9.938597            9.815763                  -1.24%                   327         2003
                             10.000000           9.938597                  -0.61%                   121         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.365343            10.402570                 11.08%                   341         2004
Fund: Class II - Q/NQ        7.117400            9.365343                  31.58%                   300         2003
                             10.000000           7.117400                 -28.83%                    95         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.763110           13.542771                 15.13%                     0         2004
Fund: Class I - Q/NQ         7.640492            11.763110                 53.96%                     0         2003
                             10.000000           7.640492                 -23.60%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.886662           12.501429                 14.83%                   353         2004
Fund: Class II - Q/NQ        7.089658            10.886662                 53.56%                   163         2003
                             10.000000           7.089658                 -29.10%                    85         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.337586           13.244715                 16.82%                     0         2004
Fund: Class I - Q/NQ         8.191417            11.337586                 38.41%                     0         2003
                             10.000000           8.191417                 -18.09%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.569732           13.488832                 16.59%                    19         2004
Fund: Class II - Q/NQ        8.383023            11.569732                 38.01%                    19         2003
                             10.000000           8.383023                 -16.17%                     9         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.149928           14.007907                 15.29%                    76         2004
Risk-Managed Core            10.000000           12.149928                 21.50%                    76         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.965061            9.589837                   6.97%                 1,904         2004
Trust - MFS Investors        7.449891            8.965061                  20.34%                 2,193         2003
Growth Stock Series:         10.000000           7.449891                 -25.50%                     0        2002**
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.465824            9.503980                  12.26%                 3,018         2004
Trust - MFS Mid Cap Growth   6.313833            8.465824                  34.08%                 2,928         2003
Series: Service Class -      10.000000           6.313833                 -36.86%                   203         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.404330            9.803475                   4.24%                    43         2004
Trust - MFS New Discovery    7.180791            9.404330                  30.97%                   188         2003
Series: Service Class -      10.000000           7.180791                 -28.19%                   175         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.421083           11.744736                 12.70%                 6,423         2004
Trust - MFS Value Series:    8.513884            10.421083                 22.40%                 6,413         2003
Service Class - Q/NQ         10.000000           8.513884                 -14.86%                    80         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.513971            9.819244                   3.21%                     0         2004
Large Cap Growth Fund II -   8.260202            9.513971                  15.18%                     0         2003
Q/NQ                         10.000000           8.260202                 -17.40%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.377663           11.161300                  7.55%                     0         2004
Large Cap Value Fund II -    7.923075            10.377663                 30.98%                     0         2003
Q/NQ                         10.000000           7.923075                 -20.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.614743           11.037049                  3.98%                     0         2004
Managed Allocation Fund -    9.220648            10.614743                 15.12%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.220648                  -7.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.243582                 12.44%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.846855            10.304105                  4.64%                 2,660         2004
Account Funds -              7.676505            9.846855                  28.27%                 1,328         2003
Oppenheimer Capital          10.000000           7.676505                 -23.23%                    79         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.061916           12.937979                 16.96%                     0         2004
Account Funds -              7.880075            11.061916                 40.38%                     0         2003
Oppenheimer Global           10.000000           7.880075                 -21.20%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.998836           12.833432                 16.68%                   296         2004
Account Funds -              7.843936            10.998836                 40.22%                   425         2003
Oppenheimer Global           10.000000           7.843936                 -21.56%                    77         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.516436                 15.16%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.499389                 14.99%                   218         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.663235           12.473945                  6.95%                     0         2004
Account Funds -              9.586258            11.663235                 21.67%                     0         2003
Oppenheimer High Income      10.000000           9.586258                  -4.14%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.070740           10.788437                  7.13%                 2,380         2004
Account Funds -              8.114997            10.070740                 24.10%                 2,105         2003
Oppenheimer Main Street(R)     10.000000           8.114997                 -18.85%                 2,099         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.788581           13.817604                 17.21%                     0         2004
Account Funds -              8.319659            11.788581                 41.70%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.319659                 -16.80%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         12.005775           12.777525                  6.43%                 3,801         2004
Account Funds -              10.440499           12.005775                 14.99%                 3,224         2003
Oppenheimer Strategic Bond   10.000000           10.440499                  4.40%                 1,496         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.271349           13.382696                  9.06%                     0         2004
Putnam VT Growth & Income    10.000000           12.271349                 22.71%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.205812           11.639363                 14.05%                     0         2004
Putnam VT International      8.090108            10.205812                 26.15%                     0         2003
Equity Fund: Class IB -      10.000000           8.090108                 -19.10%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.340566           14.048775                 23.88%                     0         2004
Putnam VT Small Cap Value    7.720875            11.340566                 46.88%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.720875                 -22.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.028314           10.338164                  3.09%                    78         2004
Putnam VT Voyager Fund:      8.179678            10.028314                 22.60%                     0         2003
Class IB - Q/NQ              10.000000           8.179678                 -18.20%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.758424           12.320258                  4.78%                   593         2004
- Capital Appreciation       10.114095           11.758424                 16.26%                     0         2003
Fund - Q/NQ                  10.000000           10.114095                  1.14%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.098912           14.695326                 12.19%                     0         2004
- Growth and Income Fund -   10.550752           13.098912                 24.15%                     0         2003
Q/NQ                         10.000000           10.550752                  5.51%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.158485           16.585070                 17.14%                     0         2004
- International Equity       10.505209           14.158485                 34.78%                     0         2003
Fund - Q/NQ                  10.000000           10.505209                  5.05%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.403935           10.636335                  2.23%                     0         2004
- Investment Grade Bond      10.240256           10.403935                  1.60%                     0         2003
Fund - Q/NQ                  10.000000           10.240256                  2.40%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.075777           14.992333                 14.66%                   267         2004
- Mid-Cap Equity Fund -      10.269441           13.075777                 27.33%                     0         2003
Q/NQ                         10.000000           10.269441                  2.69%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.646756           17.853258                 21.89%                     0         2004
- Small Cap Value Equity     10.779273           14.646756                 35.88%                     0         2003
Fund - Q/NQ                  10.000000           10.779273                  7.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.110286           14.835827                 13.16%                   348         2004
- Value Income Stock Fund    10.848970           13.110286                 20.84%                     0         2003
- Q/NQ                       10.000000           10.848970                  8.49%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.089289           10.305973                  2.15%                     0         2004
Institutional Funds, Inc.    10.000000           10.089289                  0.89%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.736568           17.010414                 33.56%                     0         2004
Institutional Funds, Inc.    10.000000           12.736568                 27.37%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.271687           11.838721                 15.26%                   865         2004
Trust - Comstock             8.002755            10.271687                 28.35%                   473         2003
Portfolio: Class II Shares   10.000000           8.002755                 -19.97%                   390         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.664670            9.080734                   4.80%                   438         2004
Trust - Emerging Growth      6.949106            8.664670                  24.69%                   312         2003
Portfolio: Class II Shares   10.000000           6.949106                 -30.51%                    87         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.234922      11.128749                  8.73%                 5,206         2004
Funds - AIM V.I. Basic             7.827141      10.234922                 30.76%                 1,310         2003
Value Fund: Series II             10.000000      7.827141                 -21.73%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.641752      10.057559                  4.31%                   666         2004
Funds - AIM V.I. Capital           7.608061      9.641752                  26.73%                 1,351         2003
Appreciation Fund: Series         10.000000      7.608061                 -23.92%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.284417      11.652820                 13.31%                     0         2004
Funds - AIM V.I. Capital           7.744960      10.284417                 32.79%                     0         2003
Development Fund: Series I        10.000000      7.744960                 -22.55%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.007157                 10.07%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.677988      12.958290                 21.36%                     0         2004
Funds - AIM V.I.                   8.464079      10.677988                 26.16%                     0         2003
International Growth Fund:        10.000000      8.464079                 -15.36%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.681709      11.926749                 11.66%                     0         2004
Funds - AIM V.I. Mid Cap           8.552404      10.681709                 24.90%                     0         2003
Core Equity Fund: Series I        10.000000      8.552404                 -14.48%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.015930      10.392781                  3.76%                     0         2004
Funds - AIM V.I. Premier           8.162571      10.015930                 22.71%                     0         2003
Equity Fund: Series I             10.000000      8.162571                 -18.37%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.942591      2.254572                   3.49%                   714         2004
Funds - AIM V.I. Premier           7.302448      8.942591                  22.46%                 1,449         2003
Equity Fund: Series II            10.000000      7.302448                 -26.98%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.368451      11.312916                  9.11%                11,066         2004
Products Series Fund, Inc.         7.995707      10.368451                 29.68%                 2,026         2003
- AllianceBernstein Growth        10.000000      7.995707                 -20.04%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.208763      16.183187                 22.52%                     0         2004
Products Series Fund, Inc.         9.353483      13.208763                 41.22%                     0         2003
- AllianceBernstein               10.000000      9.353483                  -6.47%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.930299      9.491715                   6.29%                 6,846         2004
Products Series Fund, Inc.         7.378904      8.930299                  21.02%                 1,420         2003
-                                 10.000000      7.378904                 -26.21%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.436322      14.527186                 16.81%                     0         2004
Products Series Fund, Inc.         8.997602      12.436322                 38.22%                     0         2003
- AllianceBernstein               10.000000      8.997602                 -10.02%                     0         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.036648      13.196515                 19.57%                     0         2004
Portfolios - Small Cap             8.165276      11.036648                 35.17%                     0         2003
Stock Index Portfolio:            10.000000      8.165276                 -18.35%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.790586      10.201088                  4.19%                     0         2004
Responsible Growth Fund,           7.920437      9.790586                  23.61%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.920437                 -20.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.618289      11.524974                  8.54%                     0         2004
Inc.: Initial Shares - Q/NQ        8.432076      10.618289                 25.93%                     0         2003
                                  10.000000      8.432076                 -15.68%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.082473      13.080012                  8.26%                   866         2004
Inc.: Service Shares - Q/NQ       10.000000      12.082473                 20.82%                 1,382         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.040204      10.785276                  7.42%                     0         2004
- Federated American               8.038467      10.040204                 24.90%                     0         2003
Leaders Fund II: Service          10.000000      8.038467                 -19.62%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.860592      10.361019                  5.08%                     0         2004
- Federated Capital                8.114008      9.860592                  21.53%                     0         2003
Appreciation Fund II:             10.000000      8.114008                 -18.86%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.801867      12.753995                  8.07%                     0         2004
- Federated High Income            9.877677      11.801867                 19.48%                     0         2003
Bond Fund II: Service             10.000000      9.877677                  -1.22%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.977235      11.164318                 11.90%                     0         2004
- Federated International          7.713221      9.977235                  29.35%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.713221                 -22.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.125412      12.598256                 13.24%                     0         2004
- Federated Mid Cap Growth         8.095927      11.125412                 37.42%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.095927                 -19.04%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.827560      11.006351                  1.65%                     0         2004
- Federated Quality Bond          10.547273      10.827560                  2.66%                     0         2003
Fund II: Primary Shares -         10.000000      10.547273                  5.47%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.906708      11.054682                  1.36%                     0         2004
- Federated Quality Bond          10.645349      10.906708                  2.46%                     0         2003
Fund II: Service Shares -         10.000000      10.645349                  6.45%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.566810      10.453334                  9.27%                     0         2004
Insurance Products Fund -          7.488805      9.566810                  27.75%                     0         2003
VIP Equity-Income                  9.197371      7.488805                 -18.58%                     0         2002
Portfolio: Service Class -         9.879350      9.197371                  -6.90%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.413782      11.363557                  9.12%                   639         2004
Insurance Products Fund -          8.163806      10.413782                 27.56%                 1,297         2003
VIP Equity-Income                 10.045050      8.163806                 -18.73%                     0         2002
Portfolio: Service Class 2        10.805478      10.045050                 -7.04%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.728217      7.828799                   1.30%                     0         2004
Insurance Products Fund -          5.932835      7.728217                  30.26%                     0         2003
VIP Growth Portfolio:              8.664560      5.932835                 -31.53%                     0         2002
Service Class - Q/NQ              10.736866      8.664560                 -19.30%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.034345      6.104531                   1.16%                   415         2004
Insurance Products Fund -          4.640895      6.034345                  30.03%                   415         2003
VIP Growth Portfolio:              6.787193      4.640895                 -31.62%                     0         2002
Service Class 2 - Q/NQ             8.424818      6.787193                 -19.44%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.024768      8.617667                   7.39%                     0         2004
Insurance Products Fund -          6.442506      8.024768                  24.56%                     0         2003
VIP High Income Portfolio:         6.337956      6.442506                   1.65%                     0         2002
Service Class - Q/NQ               7.333907      6.337956                 -13.58%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.703319      9.339148                   7.31%                     0         2004
Insurance Products Fund -          6.999182      8.703319                  24.35%                     0         2003
VIP High Income Portfolio:         6.906879      6.999182                   1.34%                     0         2002
Service Class 2 - Q/NQ             7.995430      6.906879                 -13.61%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.763465      10.686368                 -0.72%                     0         2004
Insurance Products Fund -         10.863435      10.763465                 -0.92%                     0         2003
VIP Money Market                  10.889415      10.863435                 -0.24%                     0         2002
Portfolio: Initial Class -        10.659231      10.889415                  2.16%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.769155      9.762883                  11.33%                     0         2004
Insurance Products Fund -          6.241968      8.769155                  40.49%                     0         2003
VIP Overseas Portfolio:            7.988069      6.241968                 -21.86%                     0         2002
Service Class - Q/NQ              10.344382      7.988069                 -22.78%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.067582      7.856423                  11.16%                     0         2004
Insurance Products Fund -          5.036676      7.067582                  40.32%                     0         2003
VIP Overseas Portfolio:            6.454762      5.036676                 -21.97%                     0         2002
Service Class 2 - Q/NQ             8.347108      6.454762                 -22.67%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.011074                 10.11%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.992242                  9.92%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.157553      11.067900                  8.96%                     0         2004
Insurance Products Fund -          7.722574      10.157553                 31.53%                     0         2003
VIP Value Portfolio:               9.345996      7.722574                 -17.37%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.120221      11.012916                  8.82%                     0         2004
Insurance Products Fund -          7.713078      10.120221                 31.21%                     0         2003
VIP Value Portfolio:               9.345999      7.713078                 -17.47%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.639967      9.963622                   3.36%                     0         2004
Insurance Products Fund II         8.334209      9.639967                  15.67%                     0         2003
- VIP Asset Manager                9.320842      8.334209                 -10.59%                     0         2002
Portfolio: Service Class -         9.923659      9.320842                  -6.07%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.104115      9.393572                    3.18%                   0          2004
Insurance Products Fund II         7.887210      9.104115                   15.43%                   0          2003
- VIP Asset Manager                8.838019      7.887210                  -10.76%                   0          2002
Portfolio: Service Class 2         9.423288      8.838019                   -6.21%                   0          2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.400681      8.723453                   3.84%                    0          2004
Insurance Products Fund II         6.953635      8.400681                  20.81%                    0          2003
- VIP Asset Manager Growth         8.392668      6.953635                 -17.15%                    0          2002
Portfolio: Service Class -         9.250809      8.392668                  -9.28%                    0          2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.823516      8.107029                   3.62%                    0          2004
Insurance Products Fund II         6.482276      7.823516                  20.69%                    0          2003
- VIP Asset Manager Growth         7.850349      6.482276                 -17.43%                    0          2002
Portfolio: Service Class 2         8.661671      7.850349                  -9.37%                    0          2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.914027      11.217583                 13.15%                    0          2004
Insurance Products Fund II         7.873493      9.914027                  25.92%                    0          2003
- VIP Contrafund(R)                  8.861264      7.873493                 -11.15%                    0          2002
Portfolio: Service Class          10.308233      8.861264                 -14.04%                    0          2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.802721      9.944591                  12.97%                  728          2004
Insurance Products Fund II         6.999481      8.802721                  25.76%                1,477          2003
- VIP Contrafund(R)                  7.893245      6.999481                 -11.32%                    0          2002
Portfolio: Service Class 2         9.193416      7.893245                 -14.14%                    0          2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.946339      8.622866                   8.51%                    0          2004
Insurance Products Fund II         6.308045      7.946339                  25.97%                    0          2003
- VIP Index 500 Portfolio:         8.270476      6.308045                 -23.73%                    0          2002
Initial Class - Q/NQ               9.592520      8.270476                 -13.78%                    0          2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.659874      12.972685                  2.47%                    0          2004
Insurance Products Fund II        12.266694      12.659874                  3.21%                    0          2003
- VIP Investment Grade            11.332128      12.266694                  8.25%                    0          2002
Bond Portfolio: Initial           10.651252      11.332128                  6.39%                    0          2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.419084      9.103809                   8.13%                     0         2004
Insurance Products Fund            6.577325      8.419084                  28.00%                     0         2003
III - VIP Aggressive               9.102001      6.577325                 -27.74%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.323429      8.978699                   7.87%                     0         2004
Insurance Products Fund            6.512314      8.323429                  27.81%                     0         2003
III - VIP Aggressive               9.046766      6.512314                 -28.02%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.072260      9.382472                   3.42%                     0         2004
Insurance Products Fund            7.868699      9.072260                  15.30%                     0         2003
III - VIP Balanced                 8.790740      7.868699                 -10.49%                     0         2002
Portfolio: Service Class -         9.119229      8.790740                  -3.60%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.457072      9.754867                   3.15%                     0         2004
Insurance Products Fund            8.210566      9.457072                  15.18%                     0         2003
III - VIP Balanced                 9.190692      8.210566                 -10.66%                     0         2002
Portfolio: Service Class 2         9.548410      9.190692                  -3.75%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.816491      6.772234                  -0.65%                     0         2004
Insurance Products Fund            5.550839      6.816491                  22.80%                     0         2003
III - VIP Dynamic Capital          6.099094      5.550839                  -8.99%                     0         2002
Appreciation Portfolio:            8.709628      6.099094                 -29.97%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.777920      6.734404                  -0.64%                   200         2004
Insurance Products Fund            5.531194      6.777920                  22.54%                   175         2003
III - VIP Dynamic Capital          6.099105      5.531194                  -9.31%                     0         2002
Appreciation Portfolio:            8.709626      6.099105                 -29.97%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.376934      8.690594                   3.74%                     0         2004
Insurance Products Fund            6.908664      8.376934                  21.25%                     0         2003
III - VIP Growth & Income          8.453796      6.908664                 -18.28%                     0         2002
Portfolio: Service Class -         9.455360      8.453796                 -10.59%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.609417      8.912350                   3.52%                     0         2004
Insurance Products Fund            7.109289      8.609417                  21.10%                     0         2003
III - VIP Growth & Income          8.715236      7.109289                 -18.43%                     0         2002
Portfolio: Service Class 2         9.764623      8.715236                 -10.75%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.549041      6.878173                   5.03%                     0         2004
Insurance Products Fund            5.148599      6.549041                  27.20%                     0         2003
III - VIP Growth                   6.721581      5.148599                 -23.40%                     0         2002
Opportunities Portfolio:           8.009032      6.721581                 -16.07%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.874685      7.208790                   4.86%                     0         2004
Insurance Products Fund            5.415354      6.874685                  26.95%                     0         2003
III - VIP Growth                   7.078104      5.415354                 -23.49%                     0         2002
Opportunities Portfolio:           8.453814      7.078104                 -16.27%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 20.033670      24.521788                 22.40%                     0         2004
Insurance Products Fund           14.741953      20.033670                 35.90%                     0         2003
III - VIP Mid Cap                 16.678121      14.741953                -11.61%                     0         2002
Portfolio: Service Class -        17.594849      16.678121                 -5.21%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.584511      15.389487                 22.29%                 8,404         2004
Insurance Products Fund            9.278742      12.584511                 35.63%                   489         2003
III - VIP Mid Cap                 10.512434      9.278742                 -11.74%                     0         2002
Portfolio: Service Class 2        11.107713      10.512434                 -5.36%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.215991      13.660179                 11.82%                     0         2004
Insurance Products Fund            7.891617      12.215991                 54.80%                     0         2003
III - VIP Value Strategies        10.000000      7.891617                 -21.08%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.517386      12.862234                 11.68%                     0         2004
Insurance Products Fund            7.460508      11.517386                 54.38%                     0         2003
III - VIP Value Strategies        10.000000      7.460508                 -25.39%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.889192      11.884094                  9.14%                     0         2004
Variable Insurance                 8.888470      10.889192                 22.51%                     0         2003
Products Trust - Franklin         10.000000      8.888470                 -11.12%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.051902      11.722033                 16.62%                     0         2004
Variable Insurance                 7.730091      10.051902                 30.04%                     0         2003
Products Trust - Templeton        10.000000      7.730091                 -22.70%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.441520                 14.42%                     0         2004
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.915399      12.392641                 13.53%                     0         2004
Index Fund: Class I - Q/NQ         8.263232      10.915399                 32.10%                     0         2003
                                  10.000000      8.263232                 -17.37%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.358249      11.736954                 13.31%                     0         2004
Index Fund: Class II - Q/NQ        7.862101      10.358249                 31.75%                     0         2003
                                  10.000000      7.862101                 -21.38%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           12.940999           15.289695                 18.15%                     0         2004
Emerging Markets Fund:       8.010952            12.940999                 61.54%                     0         2003
Class II - Q/NQ              10.000000           8.010952                 -19.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.707931                 17.08%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.790532           10.930842                  1.30%                19,235         2004
Government Bond Fund:        10.783836           10.790532                  0.06%                19,235         2003
Class I - Q/NQ               10.000000           10.783836                  7.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.451134           10.729561                  2.66%                     0         2004
Investor Destinations        9.872916            10.451134                  5.86%                     0         2003
Conservative Fund: Class     10.000000           9.872916                  -1.27%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.586271           11.128623                  5.12%                 3,862         2004
Investor Destinations        9.491061            10.586271                 11.54%                 3,862         2003
Moderately Conservative      10.000000           9.491061                  -5.09%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.616985           11.408495                  7.46%                   659         2004
Investor Destinations        9.014868            10.616985                 17.77%                   659         2003
Moderate Fund: Class II -    10.000000           9.014868                  -9.85%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.667079           11.729920                  9.96%                   265         2004
Investor Destinations        8.585890            10.667079                 24.24%                   265         2003
Moderately Aggressive        10.000000           8.585890                 -14.14%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.673797           11.939739                 11.86%                16,488         2004
Investor Destinations        8.250941            10.673797                 29.36%                   356         2003
Aggressive Fund: Class II    10.000000           8.250941                 -17.49%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.806189            9.697927                  -1.10%                     0         2004
Market Fund: Class I - Q/NQ  9.933964            9.806189                  -1.29%                     0         2003
                             10.000000           9.933964                  -0.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.356402            10.387345                 11.02%                     0         2004
Fund: Class II - Q/NQ        7.114216            9.356402                  31.52%                     0         2003
                             10.000000           7.114216                 -28.86%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.753664           13.525000                 15.07%                     0         2004
Fund: Class I - Q/NQ         7.638233            11.753664                 53.88%                     0         2003
                             10.000000           7.638233                 -23.62%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.877427           12.484462                 14.77%                     0         2004
Fund: Class II - Q/NQ        7.087240            10.877427                 53.48%                     0         2003
                             10.000000           7.087240                 -29.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.328477           13.227332                 16.76%                     0         2004
Fund: Class I - Q/NQ         8.189002            11.328477                 38.34%                     0         2003
                             10.000000           8.189002                 -18.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.558687           13.469086                 16.53%                     0         2004
Fund: Class II - Q/NQ        8.379274            11.558687                 37.94%                     0         2003
                             10.000000           8.379274                 -16.21%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.145798           13.996013                 15.23%                     0         2004
Risk-Managed Core            10.000000           12.145798                 21.46%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.956487            9.575781                   6.91%                   699         2004
Trust - MFS Investors        7.446555            8.956487                  20.28%                 1,418         2003
Growth Stock Series:         10.000000           7.446555                 -25.53%                     0         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.457740            9.490074                  12.21%                 5,236         2004
Trust - MFS Mid Cap Growth   6.311011            8.457740                  34.02%                     0         2003
Series: Service Class -      10.000000           6.311011                 -36.89%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.395335            9.789113                   4.19%                     0         2004
Trust - MFS New Discovery    7.177572            9.395335                  30.90%                     0         2003
Series: Service Class -      10.000000           7.177572                 -28.22%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.411132           11.727540                 12.64%                     0         2004
Trust - MFS Value Series:    8.510084            10.411132                 22.34%                     0         2003
Service Class - Q/NQ         10.000000           8.510084                 -14.90%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.506330            9.806371                   3.16%                     0         2004
Large Cap Growth Fund II -   8.257764            9.506330                  15.12%                     0         2003
Q/NQ                         10.000000           8.257764                 -17.42%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.369322           11.146652                  7.50%                     0         2004
Large Cap Value Fund II -    7.920729            10.369322                 30.91%                     0         2003
Q/NQ                         10.000000           7.920729                 -20.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.606220           11.022566                  3.93%                     0         2004
Managed Allocation Fund -    9.217938            10.606220                 15.06%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.217938                  -7.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.239804                 12.40%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.837451            10.289020                  4.59%                 7,643         2004
Account Funds -              7.673069            9.837451                  28.21%                   356         2003
Oppenheimer Capital          10.000000           7.673069                 -23.27%                     0         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.053003           12.920970                 16.90%                     0         2004
Account Funds -              7.877744            11.053003                 40.31%                     0         2003
Oppenheimer Global           10.000000           7.877744                 -21.22%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.988310           12.814620                 16.62%                     0         2004
Account Funds -              7.840418            10.988310                 40.15%                     0         2003
Oppenheimer Global           10.000000           7.840418                 -21.60%                     0         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.512556                 15.13%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.495518                 14.96%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.653882           12.457594                  6.90%                     0         2004
Account Funds -              9.583432            11.653882                 21.60%                     0         2003
Oppenheimer High Income      10.000000           9.583432                  -4.17%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.061106           10.772623                  7.07%                12,444         2004
Account Funds -              8.111360            10.061106                 24.04%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.111360                 -18.89%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.779111           13.799472                 17.15%                     0         2004
Account Funds -              8.317207            11.779111                 41.62%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.317207                 -16.83%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.994294           12.758795                  6.37%                 2,310         2004
Account Funds -              10.435836           11.994294                 14.93%                     0         2003
Oppenheimer Strategic Bond   10.000000           10.435836                  4.36%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.267172           13.371334                  9.00%                     0         2004
Putnam VT Growth & Income    10.000000           12.267172                 22.67%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.197611           11.624088                 13.99%                     0         2004
Putnam VT International      8.087726            10.197611                 26.09%                     0         2003
Equity Fund: Class IB -      10.000000           8.087726                 -19.12%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.331455           14.030336                 23.82%                     0         2004
Putnam VT Small Cap Value    7.718591            11.331455                 46.81%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.718591                 -22.81%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.020263           10.324606                  3.04%                   624         2004
Putnam VT Voyager Fund:      8.177266            10.020263                 22.54%                 1,267         2003
Class IB - Q/NQ              10.000000           8.177266                 -18.23%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.751111           12.306337                  4.72%                     0         2004
- Capital Appreciation       10.112951           11.751111                 16.20%                     0         2003
Fund - Q/NQ                  10.000000           10.112951                  1.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.090770           14.678720                 12.13%                     0         2004
- Growth and Income Fund -   10.549558           13.090770                 24.09%                     0         2003
Q/NQ                         10.000000           10.549558                  5.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.149684           16.566337                 17.08%                     0         2004
- International Equity       10.504023           14.149684                 34.71%                     0         2003
Fund - Q/NQ                  10.000000           10.504023                  5.04%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.397458           10.624297                  2.18%                     0         2004
- Investment Grade Bond      10.239097           10.397458                  1.55%                     0         2003
Fund - Q/NQ                  10.000000           10.239097                  2.39%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.067646           14.975377                 14.60%                     0         2004
- Mid-Cap Equity Fund -      10.268275           13.067646                 27.26%                     0         2003
Q/NQ                         10.268275           10.268275                  2.68%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.637657           17.833083                 21.83%                     0         2004
- Small Cap Value Equity     10.778060           14.637657                 35.81%                     0         2003
Fund - Q/NQ                  10.000000           10.778060                  7.78%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.102125           14.819055                 13.10%                     0         2004
- Value Income Stock Fund    10.847742           13.102125                 20.78%                     0         2003
- Q/NQ                       10.000000           10.847742                  8.48%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.085843           10.297210                  2.10%                     0         2004
Institutional Funds, Inc.    10.000000           10.085843                  0.86%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.732232           16.995959                 33.49%                     0         2004
Institutional Funds, Inc.    10.000000           12.732232                 27.32%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.261864           11.821374                 15.20%                     0         2004
Trust - Comstock             7.999176            10.261864                 28.29%                     0         2003
Portfolio: Class II Shares   10.000000           7.999176                 -20.01%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.656371            9.067419                   4.75%                     0         2004
Trust - Emerging Growth      6.945990            8.656371                  24.62%                     0         2003
Portfolio: Class II Shares   10.000000           6.945990                 -30.54%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.225143      11.112441                  8.68%                   854         2004
Funds - AIM V.I. Basic             7.823641      10.225143                 30.70%                   854         2003
Value Fund: Series II             10.000000      7.823641                 -21.76%                   322         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.632542      10.042825                  4.26%                     0         2004
Funds - AIM V.I. Capital           7.604663      9.632542                  26.67%                     0         2003
Appreciation Fund: Series         10.000000      7.604663                 -23.95%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.276130      11.637504                 13.25%                     0         2004
Funds - AIM V.I. Capital           7.742669      10.276130                 32.72%                     0         2003
Development Fund: Series I        10.000000      7.742669                 -22.57%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      11.003441                 10.03%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.667772      12.939296                 21.29%                     0         2004
Funds - AIM V.I.                   8.460282      10.667772                 26.09%                     0         2003
International Growth Fund:        10.000000      8.460282                 -15.40%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.673118      11.911093                 11.60%                     0         2004
Funds - AIM V.I. Mid Cap           8.549880      10.673118                 24.83%                     0         2003
Core Equity Fund: Series I        10.000000      8.549880                 -14.50%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.007891      10.379147                  3.71%                     0         2004
Funds - AIM V.I. Premier           8.160162      10.007891                 22.64%                     0         2003
Equity Fund: Series I             10.000000      8.160162                 -18.40%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.934023      9.240993                   3.44%                     0         2004
Funds - AIM V.I. Premier           7.299176      8.934023                  22.40%                     0         2003
Equity Fund: Series II            10.000000      7.299176                 -27.01%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.358532      11.296340                  9.05%                 1,610         2004
Products Series Fund, Inc.         7.992132      10.358532                 29.61%                 1,610         2003
- AllianceBernstein Growth        10.000000      7.992132                 -20.08%                   950         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.196155      16.159509                 22.46%                     0         2004
Products Series Fund, Inc.         9.349314      13.196155                 41.15%                     0         2003
- AllianceBernstein               10.000000      9.349314                  -6.51%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.921752      9.477797                   6.23%                     0         2004
Products Series Fund, Inc.         7.375593      8.921752                  20.96%                     0         2003
-                                 10.000000      7.375593                 -26.24%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.424448      14.505923                 16.75%                 1,410         2004
Products Series Fund, Inc.         8.993586      12.424448                 38.15%                 1,410         2003
- AllianceBernstein               10.000000      8.993586                 -10.06%                   816         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.027767      13.179188                 19.51%                     0         2004
Portfolios - Small Cap             8.162864      11.027767                 35.10%                     0         2003
Stock Index Portfolio:            10.000000      8.162864                 -18.37%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.782702      10.187684                  4.14%                     0         2004
Responsible Growth Fund,           7.918092      9.782702                  23.55%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.918092                 -20.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.609754      11.509838                  8.48%                     0         2004
Inc.: Initial Shares - Q/NQ        8.429585      10.609754                 25.86%                     0         2003
                                  10.000000      8.429585                 -15.70%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.078363      13.068898                  8.20%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      12.078363                 20.78%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.031658      10.770603                  7.37%                     0         2004
- Federated American               8.035723      10.031658                 24.84%                     0         2003
Leaders Fund II: Service          10.000000      8.035723                 -19.64%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.852213      10.346933                  5.02%                     0         2004
- Federated Capital                8.111235      9.852213                  21.46%                     0         2003
Appreciation Fund II:             10.000000      8.111235                 -18.89%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.790574      12.735304                  8.01%                     0         2004
- Federated High Income            9.873257      11.790574                 19.42%                     0         2003
Bond Fund II: Service             10.000000      9.873257                  -1.27%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.969213      11.149657                 11.84%                     0         2004
- Federated International          7.710942      9.969213                  29.29%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.710942                 -22.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.116479      12.581734                 13.18%                     0         2004
- Federated Mid Cap Growth         8.093538      11.116479                 37.35%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.093538                 -19.06%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.818840      10.991868                  1.60%                     0         2004
- Federated Quality Bond          10.544167      10.818840                  2.60%                     0         2003
Fund II: Primary Shares -         10.000000      10.544167                  5.44%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.897441      11.039656                  1.31%                   231         2004
- Federated Quality Bond          10.641725      10.897441                  2.40%                   231         2003
Fund II: Service Shares -         10.000000      10.641725                  6.42%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.544098      10.423208                  9.21%                     0         2004
Insurance Products Fund -          7.474825      9.544098                  27.68%                     0         2003
VIP Equity-Income                  9.184896      7.474825                 -18.62%                     0         2002
Portfolio: Service Class -         9.871006      9.184896                  -6.95%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.394330      11.336551                  9.06%                 1,704         2004
Insurance Products Fund -          8.152710      10.394330                 27.50%                 1,704         2003
VIP Equity-Income                 10.036504      8.152710                 -18.77%                 1,050         2002
Portfolio: Service Class 2        10.801843      10.036504                 -7.09%                   111         2001
- Q/NQ                            10.000000      10.801843                  8.02%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.709846      7.806203                   1.25%                     0         2004
Insurance Products Fund -          5.921737      7.709846                  30.20%                     0         2003
VIP Growth Portfolio:              8.652786      5.921737                 -31.56%                     0         2002
Service Class - Q/NQ              10.727787      8.652786                 -19.34%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.023056      6.090001                   1.11%                     0         2004
Insurance Products Fund -          4.634577      6.023056                  29.96%                     0         2003
VIP Growth Portfolio:              6.781416      4.634577                 -31.66%                     0         2002
Service Class 2 - Q/NQ             8.421979      6.781416                 -19.48%                     0         2001
                                  10.000000      8.421979                 -15.78%                   173         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.005701      8.592804                   7.33%                     0         2004
Insurance Products Fund -          6.430462      8.005701                  24.50%                     0         2003
VIP High Income Portfolio:         6.329333      6.430462                   1.60%                     0         2002
Service Class - Q/NQ               7.327699      6.329333                 -13.62%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.687054      9.316951                   7.25%                   108         2004
Insurance Products Fund -          6.989672      8.687054                  24.28%                   108         2003
VIP High Income Portfolio:         6.901005      6.989672                   1.28%                     0         2002
Service Class 2 - Q/NQ             7.992732      6.901005                 -13.66%                     0         2001
                                  10.000000      7.992732                 -20.07%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.737862      10.655515                 -0.77%                     0         2004
Insurance Products Fund -         10.843120      10.737862                 -0.97%                     0         2003
VIP Money Market                  10.874594      10.843120                 -0.29%                     0         2002
Portfolio: Initial Class -        10.650182      10.874594                  2.11%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.748328      9.734736                  11.28%                     0         2004
Insurance Products Fund -          6.230312      8.748328                  40.42%                     0         2003
VIP Overseas Portfolio:            7.977219      6.230312                 -21.90%                     0         2002
Service Class - Q/NQ              10.335636      7.977219                 -22.82%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.054365      7.837725                  11.10%                   135         2004
Insurance Products Fund -          5.029815      7.054365                  40.25%                   135         2003
VIP Overseas Portfolio:            6.449271      5.029815                 -22.01%                   135         2002
Service Class 2 - Q/NQ             8.344298      6.449271                 -22.71%                     0         2001
                                  10.000000      8.344298                 -16.56%                    61         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.007363                 10.07%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.988531                  9.89%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.144164      11.047675                  8.91%                     0         2004
Insurance Products Fund -          7.716326      10.144164                 31.46%                     0         2003
VIP Value Portfolio:               9.343206      7.716326                 -17.41%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.106896      10.992801                  8.77%                    49         2004
Insurance Products Fund -          7.706846      10.106896                 31.14%                    49         2003
VIP Value Portfolio:               9.343217      7.706846                 -17.51%                    49         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.617065      9.934879                   3.30%                     0         2004
Insurance Products Fund II         8.318647      9.617065                  15.61%                     0         2003
- VIP Asset Manager                9.308193      8.318647                 -10.63%                     0         2002
Portfolio: Service Class -         9.915285      9.308193                  -6.12%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.087100      9.371239                   3.13%                     0         2004
Insurance Products Fund II         7.876483      9.087100                  15.37%                     0         2003
- VIP Asset Manager                8.830507      7.876483                 -10.80%                     0         2002
Portfolio: Service Class 2         9.420106      8.830507                  -6.26%                     0         2001
- Q/NQ                            10.000000      9.420106                  -5.80%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.380742      8.698315                   3.79%                     0         2004
Insurance Products Fund II         6.940657      8.380742                  20.75%                     0         2003
- VIP Asset Manager Growth         8.381284      6.940657                 -17.19%                     0         2002
Portfolio: Service Class -         9.242994      8.381284                  -9.32%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.808873      8.087729                   3.57%                     0         2004
Insurance Products Fund II         6.473446      7.808873                  20.63%                     0         2003
- VIP Asset Manager Growth         7.843679      6.473446                 -17.47%                     0         2002
Portfolio: Service Class 2         8.658751      7.843679                  -9.41%                     0         2001
- Q/NQ                            10.000000      8.658751                 -13.41%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.890473      11.185234                 13.09%                     0         2004
Insurance Products Fund II         7.858792      9.890473                  25.85%                     0         2003
- VIP Contrafund(R)                  8.849226      7.858792                 -11.19%                     0         2002
Portfolio: Service Class          10.299521      8.849226                 -14.08%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.786276      9.920943                  12.91%                10,235         2004
Insurance Products Fund II         6.989957      8.786276                  25.70%                 5,555         2003
- VIP Contrafund(R)                  7.886531      6.989957                 -11.37%                 3,181         2002
Portfolio: Service Class 2         9.190315      7.886531                 -14.19%                   114         2001
-Q/NQ                             10.000000      9.190315                  -8.10%                   179         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.927467      8.597999                   8.46%                     0         2004
Insurance Products Fund II         6.296268      7.927467                  25.91%                     0         2003
- VIP Index 500 Portfolio:         8.259249      6.296268                 -23.77%                     0         2002
Initial Class - Q/NQ               9.584429      8.259249                 -13.83%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.629824      12.935296                  2.42%                     0         2004
Insurance Products Fund II        12.243816      12.629824                  3.15%                     0         2003
- VIP Investment Grade            11.316762      12.243816                  8.19%                     0         2002
Bond Portfolio: Initial           10.642261      11.316762                  6.34%                     0         2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.406230      9.085281                   8.08%                     0         2004
Insurance Products Fund            6.570627      8.406230                  27.94%                     0         2003
III - VIP Aggressive               9.097375      6.570627                 -27.77%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.310687      8.960375                   7.82%                    51         2004
Insurance Products Fund            6.505670      8.310687                  27.75%                    51         2003
III - VIP Aggressive               9.042161      6.505670                 -28.05%                    51         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.050692      9.355394                   3.37%                     0         2004
Insurance Products Fund            7.854002      9.050692                  15.24%                     0         2003
III - VIP Balanced                 8.778810      7.854002                 -10.53%                     0         2002
Portfolio: Service Class -         9.111523      8.778810                  -3.65%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.439402      9.731672                   3.10%                    75         2004
Insurance Products Fund            8.199396      9.439402                  15.12%                    75         2003
III - VIP Balanced                 9.182880      8.199396                 -10.71%                    75         2002
Portfolio: Service Class 2         9.545191      9.182880                  -3.80%                    75         2001
- Q/NQ                            10.000000      9.545191                  -4.55%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.805215      6.757581                  -0.70%                     0         2004
Insurance Products Fund            5.544477      6.805215                  22.74%                     0         2003
III - VIP Dynamic Capital          6.095214      5.544477                  -9.04%                     0         2002
Appreciation Portfolio:            8.708555      6.095214                 -30.01%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.766693      6.719806                  -0.69%                     0         2004
Insurance Products Fund            5.524853      6.766693                  22.48%                     0         2003
III - VIP Dynamic Capital          6.095213      5.524853                  -9.36%                     0         2002
Appreciation Portfolio:            8.708553      6.095213                 -30.01%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.708553                 -12.91%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.357021      8.665518                   3.69%                     0         2004
Insurance Products Fund            6.895757      8.357021                  21.19%                     0         2003
III - VIP Growth & Income          8.442315      6.895757                 -18.32%                     0         2002
Portfolio: Service Class -         9.447372      8.442315                 -10.64%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.593326      8.891162                   3.47%                     0         2004
Insurance Products Fund            7.099623      8.593326                  21.04%                     0         2003
III - VIP Growth & Income          8.707841      7.099623                 -18.47%                     0         2002
Portfolio: Service Class 2         9.761336      8.707841                 -10.79%                     0         2001
- Q/NQ                            10.000000      9.761336                  -2.39%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.533465      6.858317                   4.97%                     0         2004
Insurance Products Fund            5.138966      6.533465                  27.14%                     0         2003
III - VIP Growth                   6.712445      5.138966                 -23.44%                     0         2002
Opportunities Portfolio:           8.002263      6.712445                 -16.12%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.861849      7.191668                   4.81%                     0         2004
Insurance Products Fund            5.407989      6.861849                  26.88%                     0         2003
III - VIP Growth                   7.072095      5.407989                 -23.53%                     0         2002
Opportunities Portfolio:           8.450966      7.072095                 -16.32%                     0         2001
Service Class 2 - Q/NQ            10.000000      8.450966                 -15.49%                    59         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.986111      24.451123                 22.34%                     0         2004
Insurance Products Fund           14.714450      19.986111                 35.83%                     0         2003
III - VIP Mid Cap                 16.655494      14.714450                -11.65%                     0         2002
Portfolio: Service Class -        17.579993      16.655494                 -5.26%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.561010      15.352938                 22.23%                     0         2004
Insurance Products Fund            9.266126      12.561010                 35.56%                     0         2003
III - VIP Mid Cap                 10.503511      9.266126                 -11.78%                     0         2002
Portfolio: Service Class 2        11.103976      10.503511                 -5.41%                     0         2001
- Q/NQ                            10.000000      11.103976                 11.04%                   110         2000*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.206182      13.642263                 11.77%                     0         2004
Insurance Products Fund            7.889291      12.206182                 54.72%                     0         2003
III - VIP Value Strategies        10.000000      7.889291                 -21.11%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.507595      12.844759                 11.62%                     0         2004
Insurance Products Fund            7.457961      11.507595                 54.30%                     0         2003
III - VIP Value Strategies        10.000000      7.457961                 -25.42%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.880441      11.868487                  9.08%                     0         2004
Variable Insurance                 8.885848      10.880441                 22.45%                     0         2003
Products Trust - Franklin         10.000000      8.885848                 -11.14%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.043815      11.706634                 16.56%                     0         2004
Variable Insurance                 7.727801      10.043815                 29.97%                     0         2003
Products Trust - Templeton        10.000000      7.727801                 -22.72%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.437668                 14.38%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.906626      12.376368                 13.48%                     0         2004
Index Fund: Class I - Q/NQ         8.260796      10.906626                 32.03%                     0         2003
                                  10.000000      8.260796                 -17.39%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.349457      11.721015                 13.25%                     0         2004
Index Fund: Class II - Q/NQ        7.859418      10.349457                 31.68%                     0         2003
                                  10.000000      7.859418                 -21.41%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.928636      15.267311                 18.09%                     0         2004
Emerging Markets Fund:             8.007358      12.928636                 61.46%                     0         2003
Class II - Q/NQ                   10.000000      8.007358                 -19.93%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.703984                 17.04%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.780215      10.914818                  1.25%                     0         2004
Government Bond Fund:             10.779019      10.780215                  0.01%                     0         2003
Class I - Q/NQ                    10.000000      10.779019                  7.79%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.441136      10.713837                  2.61%                     0         2004
Investor Destinations              9.868496      10.441136                  5.80%                     0         2003
Conservative Fund: Class          10.000000      9.868496                  -1.32%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.576137      11.112297                  5.07%                     0         2004
Investor Destinations              9.486812      10.576137                 11.48%                     0         2003
Moderately Conservative           10.000000      9.486812                  -5.13%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.606821      11.391767                  7.40%                 4,181         2004
Investor Destinations              9.010832      10.606821                 17.71%                 1,693         2003
Moderate Fund: Class II -         10.000000      9.010832                  -9.89%                   951         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.656870      11.712714                  9.91%                   638         2004
Investor Destinations              8.582041      10.656870                 24.18%                     0         2003
Moderately Aggressive             10.000000      8.582041                 -14.18%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.663592      11.922253                 11.80%                     0         2004
Investor Destinations              8.247242      10.663592                 29.30%                     0         2003
Aggressive Fund: Class II         10.000000      8.247242                 -17.53%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.796615      9.683519                  -1.15%                     0         2004
Market Fund: Class I - Q/NQ        9.929328      9.796615                  -1.34%                     0         2003
                                  10.000000      9.929328                  -0.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.347444      10.372113                 10.96%                     0         2004
Fund: Class II - Q/NQ              7.111026      9.347444                  31.45%                     0         2003
                                  10.000000      7.111026                 -28.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.744214      13.507240                 15.01%                     0         2004
Fund: Class I - Q/NQ               7.635978      11.744214                 53.80%                     0         2003
                                  10.000000      7.635978                 -23.64%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.868165           12.467490                 14.72%                     0         2004
Fund: Class II - Q/NQ        7.084817            10.868165                 53.40%                     0         2003
                             10.000000           7.084817                 -29.15%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.319366           13.209961                 16.70%                     0         2004
Fund: Class I - Q/NQ         8.186587            11.319366                 38.27%                     0         2003
                             10.000000           8.186587                 -18.13%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.547626           13.449343                 16.47%                 1,721         2004
Fund: Class II - Q/NQ        8.375519            11.547626                 37.87%                 1,273         2003
                             10.000000           8.375519                 -16.24%                   743         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.141666           13.984139                 15.17%                     0         2004
Risk-Managed Core            10.000000           12.141666                 21.42%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.947926            9.561750                   6.86%                 1,130         2004
Trust - MFS Investors        7.443222            8.947926                  20.22%                 1,130         2003
Growth Stock Series:         10.000000           7.443222                 -25.57%                   654         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.449634            9.476147                  12.15%                 4,501         2004
Trust - MFS Mid Cap Growth   6.308179            8.449634                  33.95%                 3,895         2003
Series: Service Class -      10.000000           6.308179                 -36.92%                 2,261         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.386360            9.774784                   4.14%                     0         2004
Trust - MFS New Discovery    7.174366            9.386360                  30.83%                     0         2003
Series: Service Class -      10.000000           7.174366                 -28.26%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.401168           11.710345                 12.59%                 2,438         2004
Trust - MFS Value Series:    8.506274            10.401168                 22.28%                   775         2003
Service Class - Q/NQ         10.000000           8.506274                 -14.94%                   279         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.498673            9.793473                   3.10%                     0         2004
Large Cap Growth Fund II -   8.255329            9.498673                  15.06%                     0         2003
Q/NQ                         10.000000           8.255329                 -17.45%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.360971           11.131990                  7.44%                     0         2004
Large Cap Value Fund II -    7.918384            10.360971                 30.85%                     0         2003
Q/NQ                         10.000000           7.918384                 -20.82%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.597687           11.008085                  3.87%                     0         2004
Managed Allocation Fund -    9.215219            10.597687                 15.00%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.215219                  -7.85%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.236012                 12.36%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.828037            10.273948                  4.54%                 4,363         2004
Account Funds -              7.669636            9.828037                  28.14%                 4,363         2003
Oppenheimer Capital          10.000000           7.669636                 -23.30%                 2,482         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.044123           12.904016                 16.84%                     0         2004
Account Funds -              7.875417            11.044123                 40.24%                     0         2003
Oppenheimer Global           10.000000           7.875417                 -21.25%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.977804           12.795846                 16.56%                 5,492         2004
Account Funds -              7.836909            10.977804                 40.08%                 5,020         2003
Oppenheimer Global           10.000000           7.836909                 -21.63%                 2,851         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.508673                 15.09%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.491649                 14.92%                   674         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.644506           12.441231                  6.84%                     0         2004
Account Funds -              9.580614            11.644506                 21.54%                     0         2003
Oppenheimer High Income      10.000000           9.580614                  -4.19%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.051494           10.756853                  7.02%                     0         2004
Account Funds -              8.107742            10.051494                 23.97%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.107742                 -18.92%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.769655           13.781376                 17.09%                     0         2004
Account Funds -              8.314758            11.769655                 41.55%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.314758                 -16.85%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.982828           12.740101                  6.32%                     0         2004
Account Funds -              10.431178           11.982828                 14.88%                     0         2003
Oppenheimer Strategic Bond   10.000000           10.431178                  4.31%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.262996           13.359972                  8.95%                     0         2004
Putnam VT Growth & Income    10.000000           12.262996                 22.63%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.189417           11.608830                 13.93%                     0         2004
Putnam VT International      8.085334            10.189417                 26.02%                     0         2003
Equity Fund: Class IB -      10.000000           8.085334                 -19.15%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.322354           14.011925                 23.75%                     0         2004
Putnam VT Small Cap Value    7.716311            11.322354                 46.73%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.716311                 -22.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.012189           10.311036                  2.98%                     0         2004
Putnam VT Voyager Fund:      8.174850            10.012189                 22.48%                     0         2003
Class IB - Q/NQ              10.000000           8.174850                 -18.25%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.743807               12.292404              4.67%                     0         2004
- Capital Appreciation       10.111809               11.743807             16.14%                     0         2003
Fund - Q/NQ                  10.000000               10.111809              1.12%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.082618               14.662104             12.07%                     0         2004
- Growth and Income Fund -   10.548364               13.082618             24.03%                     0         2003
Q/NQ                         10.000000               10.548364              5.48%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.140886               16.547594             17.02%                     0         2004
- International Equity       10.502837               14.140886             34.64%                     0         2003
Fund - Q/NQ                  10.000000               10.502837              5.03%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.390985               10.612273              2.13%                     0         2004
- Investment Grade Bond      10.237940               10.390985              1.49%                     0         2003
Fund - Q/NQ                  10.000000               10.237940              2.38%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.059523               14.958445             14.54%                     0         2004
- Mid-Cap Equity Fund -      10.267113               13.059523             27.20%                     0         2003
Q/NQ                         10.000000               10.267113              2.67%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.628549               17.812910             21.77%                     0         2004
- Small Cap Value Equity     10.776836               14.628549             35.74%                     0         2003
Fund - Q/NQ                  10.000000               10.776836              7.77%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.093962               14.802277             13.05%                     0         2004
- Value Income Stock Fund    10.846518               13.093962             20.72%                     0         2003
- Q/NQ                       10.000000               10.846518              8.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.082409               10.288472              2.04%                     0         2004
Institutional Funds, Inc.    10.000000               10.082409              0.82%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.727906               16.981534             33.42%                     0         2004
Institutional Funds, Inc.    10.000000               12.727906             27.28%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.252067               11.804081             15.14%                 2,400         2004
Trust - Comstock             7.995603                10.252067             28.22%                 2,400         2003
Portfolio: Class II Shares   10.000000           7.995603                 -20.04%                 1,363         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.648105            9.054153                   4.70%                     0         2004
Trust - Emerging Growth      6.942881            8.648105                  24.56%                     0         2003
Portfolio: Class II Shares   10.000000           6.942881                 -30.57%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.215350      11.096137                  8.62%                     0         2004
Funds - AIM V.I. Basic             7.820133      10.215350                 30.63%                     0         2003
Value Fund: Series II             10.000000      7.820133                 -21.80%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.623317      10.028101                  4.21%                     0         2004
Funds - AIM V.I. Capital           7.601248      9.623317                  26.60%                     0         2003
Appreciation Fund: Series         10.000000      7.601248                 -23.99%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.267889      11.622251                 13.19%                     0         2004
Funds - AIM V.I. Capital           7.740394      10.267889                 32.65%                     0         2003
Development Fund: Series I        10.000000      7.740394                 -22.60%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.999732                 10.00%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.657561      12.920330                 21.23%                     0         2004
Funds - AIM V.I.                   8.456499      10.657561                 26.03%                     0         2003
International Growth Fund:        10.000000      8.456499                 -15.44%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.664539      11.895441                 11.54%                     0         2004
Funds - AIM V.I. Mid Cap           8.547355      10.664539                 24.77%                     0         2003
Core Equity Fund: Series I        10.000000      8.547355                 -14.53%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.999835      10.365510                  3.66%                     0         2004
Funds - AIM V.I. Premier           8.157752      9.999835                  22.58%                     0         2003
Equity Fund: Series I             10.000000      8.157752                 -18.42%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.925466      9.277424                   3.38%                     0         2004
Funds - AIM V.I. Premier           7.295900      8.925466                  22.34%                     0         2003
Equity Fund: Series II            10.000000      7.295900                 -27.04%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.348615      11.279764                  9.00%                     0         2004
Products Series Fund, Inc.         7.988548      10.348615                 29.54%                     0         2003
- AllianceBernstein Growth        10.000000      7.988548                 -20.11%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.183532      16.135819                 22.39%                     0         2004
Products Series Fund, Inc.         9.345119      13.183532                 41.07%                10,042         2003
- AllianceBernstein               10.000000      9.345119                  -6.55%                 1,892         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.913212      9.463900                   6.18%                     0         2004
Products Series Fund, Inc.         7.372291      8.913212                  20.90%                     0         2003
-                                 10.000000      7.372291                 -26.28%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.412584      14.484686                 16.69%                     0         2004
Products Series Fund, Inc.         8.989561      12.412584                 38.08%                   124         2003
- AllianceBernsetin               10.000000      8.989561                 -10.10%                   129         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.018902      13.161866                 19.45%                     0         2004
Portfolios - Small Cap             8.160456      11.018902                 35.03%                     0         2003
Stock Index Portfolio:            10.000000      8.160456                 -18.40%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.774836      10.174301                  4.09%                     0         2004
Responsible Growth Fund,           7.915753      9.774836                  23.49%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.915753                 -20.84%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.601192      11.494691                  8.43%                     0         2004
Inc.: Initial Shares - Q/NQ        8.427092      10.601192                 25.80%                     0         2003
                                  10.000000      8.427092                 -15.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.074254      13.057804                  8.15%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      12.074254                 20.74%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.023120      10.755946                  7.31%                     0         2004
- Federated American               8.032975      10.023120                 24.77%                     0         2003
Leaders Fund II: Service          10.000000      8.032975                 -19.67%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.843836      10.332866                  4.97%                     0         2004
- Federated Capital                8.108473      9.843836                  21.40%                     0         2003
Appreciation Fund II:             10.000000      8.108473                 -18.92%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.779309      12.716645                  7.96%                     0         2004
- Federated High Income            9.868842      11.779309                 19.36%                     0         2003
Bond Fund II: Service             10.000000      9.868842                  -1.31%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.961198      11.135032                 11.78%                     0         2004
- Federated International          7.708671      9.961198                  29.22%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.708671                 -22.91%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.107546      12.565216                 13.12%                     0         2004
- Federated Mid Cap Growth         8.091150      11.107546                 37.28%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.091150                 -19.09%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.810151      10.977446                  1.55%                     0         2004
- Federated Quality Bond          10.541063      10.810151                  2.55%                     0         2003
Fund II: Primary Shares -         10.000000      10.541063                  5.41%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.888164      11.024638                  1.25%                     0         2004
- Federated Quality Bond          10.638091      10.888164                  2.35%                     0         2003
Fund II: Service Shares -         10.000000      10.638091                  6.38%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.521414      10.393148                  9.16%                     0         2004
Insurance Products Fund -          7.460863      9.521414                  27.62%                     0         2003
VIP Equity-Income                  9.172426      7.460863                 -18.66%                     0         2002
Portfolio: Service Class -         9.862672      9.172426                  -7.00%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.374905      11.309592                  9.01%                12.420         2004
Insurance Products Fund -          8.141614      10.374905                 27.43%                11,803         2003
VIP Equity-Income                 10.027973      8.141614                 -18.81%                 1,837         2002
Portfolio: Service Class 2        10.798200      10.027973                 -7.13%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.691507      7.783662                   1.20%                     0         2004
Insurance Products Fund -          5.910677      7.691507                  30.13%                     0         2003
VIP Growth Portfolio:              8.641032      5.910677                 -31.60%                     0         2002
Service Class - Q/NQ              10.718728      8.641032                 -19.38%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.011803      6.075524                   1.06%                     0         2004
Insurance Products Fund -          4.628273      6.011803                  29.89%                     0         2003
VIP Growth Portfolio:              6.775654      4.628273                 -31.69%                     0         2002
Service Class 2 - Q/NQ             8.419141      6.775654                 -19.52%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.986680      8.568021                   7.28%                     0         2004
Insurance Products Fund -          6.418462      7.986680                  24.43%                     0         2003
VIP High Income Portfolio:         6.320746      6.418462                   1.55%                     0         2002
Service Class - Q/NQ               7.321509      6.320746                 -13.67%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.670832      9.294808                   7.20%                     0         2004
Insurance Products Fund -          6.980171      8.670832                  24.22%                     0         2003
VIP High Income Portfolio:         6.895146      6.980171                   1.23%                     0         2002
Service Class 2 - Q/NQ             7.990044      6.895146                 -13.70%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.712314      10.624741                 -0.82%                     0         2004
Insurance Products Fund -         10.822840      10.712314                 -1.02%                     0         2003
VIP Money Market                  10.859793      10.822840                 -0.34%                     0         2002
Portfolio: Initial Class -        10.641140      10.859793                  2.05%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.727539      9.706658                  11.22%                     0         2004
Insurance Products Fund -          6.218666      8.727539                  40.34%                     0         2003
VIP Overseas Portfolio:            7.966381      6.218666                 -21.94%                     0         2002
Service Class - Q/NQ              10.326913      7.966381                 -22.86%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.041172      7.819078                  11.05%                     0         2004
Insurance Products Fund -          5.022966      7.041172                  40.18%                     0         2003
VIP Overseas Portfolio:            6.443784      5.022966                 -22.05%                     0         2002
Service Class 2 - Q/NQ             8.341483      6.443784                 -22.75%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      11.003653                 10.04%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.984823                  9.85%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.130799      11.027501                  8.85%                     0         2004
Insurance Products Fund -          7.710090      10.130799                 31.40%                     0         2003
VIP Value Portfolio:               9.340423      7.710090                 -17.45%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.093574      10.972722                  8.71%                     0         2004
Insurance Products Fund -          7.700612      10.093574                 31.07%                     0         2003
VIP Value Portfolio:               9.340430      7.700612                 -17.56%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.594248      9.906253                   3.25%                     0         2004
Insurance Products Fund II         8.303143      9.594248                  15.55%                     0         2003
- VIP Asset Manager                9.295584      8.303143                 -10.68%                     0         2002
Portfolio: Service Class -         9.906917      9.295584                  -6.17%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.070126      9.348969                   3.07%                     0         2004
Insurance Products Fund II         7.865778      9.070126                  15.31%                     0         2003
- VIP Asset Manager                8.823009      7.865778                 -10.85%                     0         2002
Portfolio: Service Class 2         9.416934      8.823009                  -6.31%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.360803      8.673197                   3.74%                     0         2004
Insurance Products Fund II         6.927674      8.360803                  20.69%                     0         2003
- VIP Asset Manager Growth         8.369884      6.927674                 -17.23%                     0         2002
Portfolio: Service Class -         9.235168      8.369884                  -9.37%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.794289      8.068508                   3.52%                     0         2004
Insurance Products Fund II         6.464649      7.794289                  20.57%                     0         2003
- VIP Asset Manager Growth         7.837014      6.464649                 -17.51%                     0         2002
Portfolio: Service Class 2         8.655837      7.837014                  -9.46%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.866963      11.152948                 13.03%                     0         2004
Insurance Products Fund II         7.844111      9.866963                  25.79%                     0         2003
- VIP Contrafund(R)                  8.837210      7.844111                 -11.24%                     0         2002
Portfolio: Service Class          10.290816      8.837210                 -14.13%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.769848      9.897348                  12.86%                14,161         2004
Insurance Products Fund II         6.980443      8.769848                  25.63%                13,648         2003
- VIP Contrafund(R)                  7.879823      6.980443                 -11.41%                 2,163         2002
Portfolio: Service Class 2         9.187218      7.879823                 -14.23%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.908612      8.573187                   8.40%                     0         2004
Insurance Products Fund II         6.284495      7.908612                  25.84%                     0         2003
- VIP Index 500 Portfolio:         8.248030      6.284495                 -23.81%                     0         2002
Initial Class - Q/NQ               9.576323      8.248030                 -13.87%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.599826      12.897993                  2.37%                     0         2004
Insurance Products Fund II        12.220969      12.599826                  3.10%                     0         2003
- VIP Investment Grade            11.301410      12.220969                  8.14%                     0         2002
Bond Portfolio: Initial           10.633270      11.301410                  6.28%                     0         2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.393401      9.066794                   8.02%                     0         2004
Insurance Products Fund            6.563934      8.393401                  27.87%                     0         2003
III - VIP Aggressive               9.092755      6.563934                 -27.81%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.297998      8.942131                   7.76%                     0         2004
Insurance Products Fund            6.499036      8.297998                  27.68%                     0         2003
III - VIP Aggressive               9.037560      6.499036                 -28.09%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.029196      9.328411                   3.31%                     0         2004
Insurance Products Fund            7.839339      9.029196                  15.18%                     0         2003
III - VIP Balanced                 8.766889      7.839339                 -10.58%                     0         2002
Portfolio: Service Class -         9.103827      8.766889                  -3.70%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.421744      9.708519                   3.04%                     0         2004
Insurance Products Fund            8.188240      9.421744                  15.06%                     0         2003
III - VIP Balanced                 9.175070      8.188240                 -10.76%                     0         2002
Portfolio: Service Class 2         9.541969      9.175070                  -3.85%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.793916      6.742920                  -0.75%                     0         2004
Insurance Products Fund            5.538098      6.793916                  22.68%                     0         2003
III - VIP Dynamic Capital          6.091311      5.538098                  -9.08%                     0         2002
Appreciation Portfolio:            8.707484      6.091311                 -30.05%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.755509      6.705284                  -0.74%                     0         2004
Insurance Products Fund            5.518520      6.755509                  22.42%                     0         2003
III - VIP Dynamic Capital          6.091330      5.518520                  -9.40%                     0         2002
Appreciation Portfolio:            8.707479      6.091330                 -30.04%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.337165      8.640517                   3.64%                     0         2004
Insurance Products Fund            6.882878      8.337165                  21.13%                     0         2003
III - VIP Growth & Income          8.430858      6.882878                 -18.36%                     0         2002
Portfolio: Service Class -         9.439395      8.430858                 -10.68%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.577268      8.870015                   3.41%                     0         2004
Insurance Products Fund            7.089968      8.577268                  20.98%                     0         2003
III - VIP Growth & Income          8.700438      7.089968                 -18.51%                     0         2002
Portfolio: Service Class 2         9.758048      8.700438                 -10.84%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.517942      6.838535                   4.92%                     0         2004
Insurance Products Fund            5.129369      6.517942                  27.07%                     0         2003
III - VIP Growth                   6.703332      5.129369                 -23.48%                     0         2002
Opportunities Portfolio:           7.995493      6.703332                 -16.16%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.849030      7.174569                   4.75%                     0         2004
Insurance Products Fund            5.400641      6.849030                  26.82%                     0         2003
III - VIP Growth                   7.066080      5.400641                 -23.57%                     0         2002
Opportunities Portfolio:           8.448116      7.066080                 -16.36%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.938657      24.380625                 22.28%                     0         2004
Insurance Products Fund           14.686992      19.938657                 35.76%                     0         2003
III - VIP Mid Cap                 16.632903      14.686992                -11.70%                     0         2002
Portfolio: Service Class -        17.565158      16.632903                 -5.31%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.537539      15.316433                 22.16%                 6,687         2004
Insurance Products Fund            9.253520      12.537539                 35.49%                 7,103         2003
III - VIP Mid Cap                 10.494576      9.253520                 -11.83%                 1,343         2002
Portfolio: Service Class 2        11.100237      10.494576                 -5.46%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.196356      13.624325                 11.71%                     0         2004
Insurance Products Fund            7.886958      12.196356                 54.64%                     0         2003
III - VIP Value Strategies        10.000000      7.886958                 -21.13%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.497815      12.827303                 11.56%                     0         2004
Insurance Products Fund            7.455414      11.497815                 54.22%                     0         2003
III - VIP Value Strategies        10.000000      7.455414                 -25.45%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.871701      11.852910                  9.03%                     0         2004
Variable Insurance                 8.883232      10.871701                 22.38%                     0         2003
Products Trust - Franklin         10.000000      8.883232                 -11.17%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.035746      11.691278                 16.50%                     0         2004
Variable Insurance                 7.725529      10.035746                 29.90%                     0         2003
Products Trust - Templeton        10.000000      7.725529                 -22.74%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.433814                 14.34%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.897857      12.360108                 13.42%                     0         2004
Index Fund: Class I - Q/NQ         8.258352      10.897857                 31.96%                     0         2003
                                  10.000000      8.258352                 -17.42%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.340640      11.705067                 13.19%                     0         2004
Index Fund: Class II - Q/NQ        7.856725      10.340640                 31.62%                     0         2003
                                  10.000000      7.856725                 -21.43%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           12.916264           15.244923                 18.03%                     0         2004
Emerging Markets Fund:       8.003776            12.916264                 61.38%                 2,638         2003
Class II - Q/NQ              10.000000           8.003776                 -19.96%                   480         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.700031                 17.00%                 3,339         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.769892           10.898807                  1.20%                     0         2004
Government Bond Fund:        10.774196           10.769892                 -0.04%                     0         2003
Class I - Q/NQ               10.000000           10.774196                  7.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.431148           10.698139                  2.56%                 2,631         2004
Investor Destinations        9.864086            10.431148                  5.75%                     0         2003
Conservative Fund: Class     10.000000           9.864086                  -1.36%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.566025           11.096022                  5.02%                   512         2004
Investor Destinations        9.482570            10.566025                 11.43%                   512         2003
Moderately Conservative      10.000000           9.482570                  -5.17%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.596670           11.375064                  7.35%                 1,707         2004
Investor Destinations        9.006799            10.596670                 17.65%                     0         2003
Moderate Fund: Class II -    10.000000           9.006799                  -9.93%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.646681           11.695554                  9.85%                     0         2004
Investor Destinations        8.578205            10.646681                 24.11%                     0         2003
Moderately Aggressive        10.000000           8.578205                 -14.22%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.653387           11.904773                 11.75%                     0         2004
Investor Destinations        8.243549            10.653387                 29.23%                     0         2003
Aggressive Fund: Class II    10.000000           8.243549                 -17.56%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.787054            9.669135                  -1.20%                15,021         2004
Market Fund: Class I - Q/NQ  9.924695            9.787054                  -1.39%                     0         2003
                             10.000000           9.924695                  -0.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.338509            10.356916                 10.91%                     0         2004
Fund: Class II - Q/NQ        7.107848            9.338509                  31.38%                     0         2003
                             10.000000           7.107848                 -28.92%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.734769           13.489499                 14.95%                     0         2004
Fund: Class I - Q/NQ         7.633713            11.734769                 53.72%                     0         2003
                             10.000000           7.633713                 -23.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.858926           12.450524                 14.66%                     0         2004
Fund: Class II - Q/NQ        7.082398            10.858926                 53.32%                     0         2003
                             10.000000           7.082398                 -29.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.310262           13.192610                 16.64%                     0         2004
Fund: Class I - Q/NQ         8.184165            11.310262                 38.20%                     0         2003
                             10.000000           8.184165                 -18.16%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.536574           13.429625                 16.41%                 7,594         2004
Fund: Class II - Q/NQ        8.371767            11.536574                 37.80%                 7,449         2003
                             10.000000           8.371767                 -16.28%                 1,195         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.137534           13.972243                 15.12%                     0         2004
Risk-Managed Core            10.000000           12.137534                 21.38%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.939346            9.547721                   6.81%                     0         2004
Trust - MFS Investors        7.439879            8.939346                  20.15%                     0         2003
Growth Stock Series:         10.000000           7.439879                 -25.60%                     0         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.441551            9.462252                  12.09%                     0         2004
Trust - MFS Mid Cap Growth   6.305355            8.441551                  33.88%                     0         2003
Series: Service Class -      10.000000           6.305355                 -36.95%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.377374            9.760432                   4.08%                     0         2004
Trust - MFS New Discovery    7.171146            9.377374                  30.77%                   155         2003
Series: Service Class -      10.000000           7.171146                 -28.29%                   153         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.391212           11.693186                 12.53%                     0         2004
Trust - MFS Value Series:    8.502465            10.391212                 22.21%                     0         2003
Service Class - Q/NQ         10.000000           8.502465                 -14.98%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.491055            9.780630                   3.05%                     0         2004
Large Cap Growth Fund II -   8.252899            9.491055                  15.00%                     0         2003
Q/NQ                         10.000000           8.252899                 -17.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.352637           11.117374                  7.39%                     0         2004
Large Cap Value Fund II -    7.916046            10.352637                 30.78%                     0         2003
Q/NQ                         10.000000           7.916046                 -20.84%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.589157           10.993619                  3.82%                     0         2004
Managed Allocation Fund -    9.212494            10.589157                 14.94%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.212494                  -7.88%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.232231                 12.32%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.818637            10.258875                  4.48%                     0         2004
Account Funds -              7.666204            9.818637                  28.08%                     0         2003
Oppenheimer Capital          10.000000           7.666204                 -23.34%                     0         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.035256           12.887088                 16.78%                     0         2004
Account Funds -              7.873095            11.035256                 40.16%                     0         2003
Oppenheimer Global           10.000000           7.873095                 -21.27%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.967304           12.777097                 16.50%                     0         2004
Account Funds -              7.833401            10.967304                 40.01%                 8,656         2003
Oppenheimer Global           10.000000           7.833401                 -21.67%                 1,394         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.504794                 15.05%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.487770                 14.88%                 9,470         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.635142           12.424887                  6.79%                     0         2004
Account Funds -              9.577782            11.635142                 21.48%                     0         2003
Oppenheimer High Income      10.000000           9.577782                  -4.22%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.041862           10.741068                  6.96%                     0         2004
Account Funds -              8.104101            10.041862                 23.91%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.104101                 -18.96%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.760171           13.763256                 17.03%                     0         2004
Account Funds -              8.312293            11.760171                 41.48%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.312293                 -16.88%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.971375           12.721445                  6.27%                     0         2004
Account Funds -              10.426508           11.971375                 14.82%                     0         2003
Oppenheimer Strategic Bond   10.000000           10.426508                  4.27%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.258826           13.348624                  8.89%                     0         2004
Putnam VT Growth & Income    10.000000           12.258826                 22.59%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.181218           11.593582                 13.87%                     0         2004
Putnam VT International      8.082947            10.181218                 25.96%                     0         2003
Equity Fund: Class IB -      10.000000           8.082947                 -19.17%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.313244           13.993523                 23.69%                     0         2004
Putnam VT Small Cap Value    7.714025            11.313244                 46.66%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.714025                 -22.86%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.004140           10.297477                  2.93%                     0         2004
Putnam VT Voyager Fund:      8.172431            10.004140                 22.41%                     0         2003
Class IB - Q/NQ              10.000000           8.172431                 -18.28%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.736480           12.278482                  4.62%                     0         2004
- Capital Appreciation       10.110662           11.736480                 16.08%                     0         2003
Fund - Q/NQ                  10.000000           10.110662                  1.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.074483           14.645514                 12.02%                     0         2004
- Growth and Income Fund -   10.547175           13.074483                 23.96%                     0         2003
Q/NQ                         10.000000           10.547175                  5.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.132089           16.528869                 16.96%                     0         2004
- International Equity       10.501649           14.132089                 34.57%                     0         2003
Fund - Q/NQ                  10.000000           10.501649                  5.02%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.384509           10.600250                  2.08%                     0         2004
- Investment Grade Bond      10.236781           10.384509                  1.44%                     0         2003
Fund - Q/NQ                  10.000000           10.236781                  2.37%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.051380           14.941491                 14.48%                     0         2004
- Mid-Cap Equity Fund -      10.265951           13.051380                 27.13%                     0         2003
Q/NQ                         10.000000           10.265951                  2.66%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.619444           17.792763                 21.71%                     0         2004
- Small Cap Value Equity     10.775617           14.619444                 35.67%                     0         2003
Fund - Q/NQ                  10.000000           10.775617                  7.76%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.085821           14.785533                 12.99%                     0         2004
- Value Income Stock Fund    10.845289           13.085821                 20.66%                     0         2003
- Q/NQ                       10.000000           10.845289                  8.45%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.078970           10.279707                  1.99%                     0         2004
Institutional Funds, Inc.    10.000000           10.078970                  0.79%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.723573           16.967106                 33.35%                     0         2004
Institutional Funds, Inc.    10.000000           12.723573                 27.24%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.242231           11.786744                 15.08%                     0         2004
Trust - Comstock             7.992007            10.242231                 28.16%                   446         2003
Portfolio: Class II Shares   10.000000           7.992007                 -20.08%                   458         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.639826            9.040867                   4.64%                     0         2004
Trust - Emerging Growth      6.939769            8.639826                  24.50%                   498         2003
Portfolio: Class II Shares   10.000000           6.939769                 -30.60%                   472         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.205572      11.079873                  8.57%                    80         2004
Funds - AIM V.I. Basic             7.816630      10.205572                 30.56%                    80         2003
Value Fund: Series II             10.000000      7.816630                 -21.83%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.614097      10.013377                  4.15%                     0         2004
Funds - AIM V.I. Capital           7.597836      9.614097                  26.54%                     0         2003
Appreciation Fund: Series         10.000000      7.597836                 -24.02%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.259619      11.606957                 13.13%                     0         2004
Funds - AIM V.I. Capital           7.738098      10.259619                 32.59%                     0         2003
Development Fund: Series I        10.000000      7.738098                 -22.62%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.996022                  9.96%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.647352      12.901375                 21.17%                     0         2004
Funds - AIM V.I.                   8.452716      10.647352                 25.96%                     0         2003
International Growth Fund:        10.000000      8.452716                 -15.47%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.655950      11.879805                 11.49%                     0         2004
Funds - AIM V.I. Mid Cap           8.544826      10.655950                 24.71%                     0         2003
Core Equity Fund: Series I        10.000000      8.544826                 -14.55%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.991780      10.351872                  3.60%                     0         2004
Funds - AIM V.I. Premier           8.155341      9.991780                  22.52%                     0         2003
Equity Fund: Series I             10.000000      8.155341                 -18.45%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.916932      9.213905                   3.33%                     0         2004
Funds - AIM V.I. Premier           7.292631      8.916932                  22.27%                     0         2003
Equity Fund: Series II            10.000000      7.292631                 -27.07%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.338716      11.263222                  8.94%                    66         2004
Products Series Fund, Inc.         7.984973      10.338716                 29.48%                     0         2003
- AllianceBernstein Growth        10.000000      7.984973                 -20.15%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.170914      16.112161                 22.33%                     0         2004
Products Series Fund, Inc.         9.340939      13.170914                 41.00%                     0         2003
- AllianceBernstein               10.000000      9.340939                  -6.59%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.904660      9.449990                   6.12%                     0         2004
Products Series Fund, Inc.         7.368984      8.904660                  20.84%                     0         2003
-                                 10.000000      7.368984                 -26.31%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.400690      14.463432                 16.63%                     0         2004
Products Series Fund, Inc.         8.985533      12.400690                 38.01%                     0         2003
- AllianceBernstein               10.000000      8.985533                 -10.14%                     0         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.010032      13.144576                 19.39%                     0         2004
Portfolios - Small Cap             8.158043      11.010032                 34.96%                     0         2003
Stock Index Portfolio:            10.000000      8.158043                 -18.42%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.766967      10.160922                  4.03%                     0         2004
Responsible Growth Fund,           7.913413      9.766967                  23.42%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.913413                 -20.87%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.592675      11.479596                  8.37%                     0         2004
Inc.: Initial Shares - Q/NQ        8.424604      10.592675                 25.73%                     0         2003
                                  10.000000      8.424604                 -15.75%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.070134      13.046686                  8.09%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      12.070134                 20.70%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.014593      10.741321                  7.26%                    92         2004
- Federated American               8.030234      10.014593                 24.71%                     0         2003
Leaders Fund II: Service          10.000000      8.030234                 -19.70%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.835441      10.318778                  4.91%                     0         2004
- Federated Capital                8.105694      9.835441                  21.34%                     0         2003
Appreciation Fund II:             10.000000      8.105694                 -18.94%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.768040      12.698000                  7.90%                     0         2004
- Federated High Income            9.864436      11.768040                 19.30%                     0         2003
Bond Fund II: Service             10.000000      9.864436                  -1.36%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.953175      11.120386                 11.73%                     0         2004
- Federated International          7.706388      9.953175                  29.15%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.706388                 -22.94%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.098606      12.548698                 13.07%                     0         2004
- Federated Mid Cap Growth         8.088758      11.098606                 37.21%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.088758                 -19.11%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.801441      10.962998                  1.50%                     0         2004
- Federated Quality Bond          10.537952      10.801441                  2.50%                     0         2003
Fund II: Primary Shares -         10.000000      10.537952                  5.38%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.878897      11.009630                  1.20%                     0         2004
- Federated Quality Bond          10.634467      10.878897                  2.30%                     0         2003
Fund II: Service Shares -         10.000000      10.634467                  6.34%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.498796      10.363157                  9.10%                     0         2004
Insurance Products Fund -          7.446930      9.498796                  27.55%                     0         2003
VIP Equity-Income                  9.155972      7.446930                 -18.70%                     0         2002
Portfolio: Service Class -         9.854339      9.159972                  -7.05%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.355509      11.282704                  8.95%                   163         2004
Insurance Products Fund -          8.130540      10.355509                 27.37%                   336         2003
VIP Equity-Income                 10.019452      8.130540                 -18.85%                   336         2002
Portfolio: Service Class 2        10.794562      10.019452                 -7.18%                   336         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.673205      7.761188                   1.15%                     0         2004
Insurance Products Fund -          5.899618      7.673205                  30.06%                     0         2003
VIP Growth Portfolio:              8.629292      5.899618                 -31.63%                     0         2002
Service Class - Q/NQ              10.709661      8.629292                 -19.43%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.000566      6.061065                   1.01%                     0         2004
Insurance Products Fund -          4.621972      6.000566                  29.83%                   511         2003
VIP Growth Portfolio:              6.769887      4.621972                 -31.73%                   511         2002
Service Class 2 - Q/NQ             8.416295      6.769887                 -19.56%                   511         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.967694      8.543293                   7.22%                     0         2004
Insurance Products Fund -          6.406466      7.967694                  24.37%                     0         2003
VIP High Income Portfolio:         6.312150      6.406466                   1.49%                     0         2002
Service Class - Q/NQ               7.315306      6.312150                 -13.71%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.654664      9.272721                   7.14%                     0         2004
Insurance Products Fund -          6.970686      8.654644                  24.16%                     0         2003
VIP High Income Portfolio:         6.889287      6.970686                   1.18%                     0         2002
Service Class 2 - Q/NQ             7.987344      6.889287                 -13.75%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.686799      10.594026                 -0.87%                     0         2004
Insurance Products Fund -         10.802574      10.686799                 -1.07%                     0         2003
VIP Money Market                  10.844990      10.802574                 -0.39%                     0         2002
Portfolio: Initial Class -        10.632093      10.844990                  2.00%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.706766      9.678616                  11.16%                     0         2004
Insurance Products Fund -          6.207036      8.706766                  40.27%                     0         2003
VIP Overseas Portfolio:            7.955555      6.207036                 -21.98%                     0         2002
Service Class - Q/NQ              10.318180      7.955555                 -22.90%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.027999      7.800477                  10.99%                     0         2004
Insurance Products Fund -          5.016125      7.027999                  40.11%                     0         2003
VIP Overseas Portfolio:            6.438299      5.016125                 -22.09%                     0         2002
Service Class 2 - Q/NQ             8.338672      6.438299                 -22.79%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.999931                 10.00%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.981123                  9.81%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.117444      11.007345                  8.80%                     0         2004
Insurance Products Fund -          7.703853      10.117444                 31.33%                     0         2003
VIP Value Portfolio:               9.337635      7.703853                 -17.50%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.080268      10.952670                  8.65%                     0         2004
Insurance Products Fund -          7.694378      10.080268                 31.01%                     0         2003
VIP Value Portfolio:               9.337644      7.694378                 -17.60%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.571418      9.877643                   3.20%                     0         2004
Insurance Products Fund II         8.287613      9.571418                  15.49%                     0         2003
- VIP Asset Manager                9.282940      8.287613                 -10.72%                     0         2002
Portfolio: Service Class -         9.898537      9.282940                  -6.22%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.053169      9.326726                   3.02%                   230         2004
Insurance Products Fund II         7.855077      9.053169                  15.25%                   230         2003
- VIP Asset Manager                8.815503      7.855077                 -10.89%                   230         2002
Portfolio: Service Class 2         9.898537      8.815503                 -10.94%                   230         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.340953      8.648190                   3.68%                     0         2004
Insurance Products Fund II         6.914747      8.340953                  20.63%                     0         2003
- VIP Asset Manager Growth         8.358532      6.914747                 -17.27%                     0         2002
Portfolio: Service Class -         9.227372      8.358532                  -9.42%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.779703      8.049291                   3.47%                     0         2004
Insurance Products Fund II         6.455842      7.779703                  20.51%                     0         2003
- VIP Asset Manager Growth         7.830346      6.455842                 -17.55%                     0         2002
Portfolio: Service Class 2         9.413761      7.830346                 -16.82%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.843498      11.120741                 12.98%                     0         2004
Insurance Products Fund II         7.829445      9.843498                  25.72%                     0         2003
- VIP Contrafund(R)                  8.825197      7.829445                 -11.28%                     0         2002
Portfolio: Service Class          10.282107      8.825197                 -14.17%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.753448      9.873810                  12.80%                     0         2004
Insurance Products Fund II         6.970943      8.753448                  25.57%                     0         2003
- VIP Contrafund(R)                  7.873116      6.970943                 -11.46%                     0         2002
Portfolio: Service Class 2         9.184118      7.873116                 -14.27%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.889822      8.548456                   8.35%                     0         2004
Insurance Products Fund II         6.272757      7.889822                  25.78%                   416         2003
- VIP Index 500 Portfolio:         8.236813      6.272757                 -23.84%                   416         2002
Initial Class - Q/NQ               9.568226      8.236813                 -13.91%                   416         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.569906      12.860791                  2.31%                     0         2004
Insurance Products Fund II        12.198169      12.569906                  3.05%                     0         2003
- VIP Investment Grade            11.286070      12.198169                  8.08%                     0         2002
Bond Portfolio: Initial           10.624285      11.286070                  6.23%                     0         2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.380541      9.048277                   7.97%                     0         2004
Insurance Products Fund            6.557230      8.380541                  27.81%                     0         2003
III - VIP Aggressive               9.088124      6.557230                 -27.85%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.285300      8.923899                   7.71%                     0         2004
Insurance Products Fund            6.492407      8.285300                  27.62%                     0         2003
III - VIP Aggressive               9.032967      6.492407                 -28.13%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.007740      9.301503                   3.26%                     0         2004
Insurance Products Fund            7.824694      9.007740                  15.12%                     0         2003
III - VIP Balanced                 8.754984      7.824694                 -10.63%                     0         2002
Portfolio: Service Class -         9.096128      8.754984                  -3.75%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.404157      9.685446                   2.99%                     0         2004
Insurance Products Fund            8.177115      9.404157                  15.01%                     0         2003
III - VIP Balanced                 9.167278      8.177115                 -10.80%                     0         2002
Portfolio: Service Class 2         9.538756      9.167278                  -3.89%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.782678      6.728342                  -0.80%                     0         2004
Insurance Products Fund            5.531752      6.782678                  22.61%                     0         2003
III - VIP Dynamic Capital          6.087441      5.531752                  -9.13%                     0         2002
Appreciation Portfolio:            8.706414      6.087441                 -30.08%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.744295      6.690730                  -0.79%                   122         2004
Insurance Products Fund            5.512183      6.744295                  22.35%                   122         2003
III - VIP Dynamic Capital          6.087452      5.512183                  -9.45%                     0         2002
Appreciation Portfolio:            8.706410      6.087452                 -30.08%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.317366      8.615607                   3.59%                     0         2004
Insurance Products Fund            6.870026      8.317366                  21.07%                     0         2003
III - VIP Growth & Income          8.419414      6.870026                 -18.40%                     0         2002
Portfolio: Service Class -         9.431422      8.419414                 -10.73%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.561232      8.848925                   3.36%                     0         2004
Insurance Products Fund            7.080318      8.561232                  20.92%                     0         2003
III - VIP Growth & Income          8.693027      7.080318                 -18.55%                     0         2002
Portfolio: Service Class 2         9.754757      8.693027                 -10.88%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.502411      6.818766                   4.87%                     0         2004
Insurance Products Fund            5.119765      6.502411                  27.01%                     0         2003
III - VIP Growth                   6.694209      5.119765                 -23.52%                     0         2002
Opportunities Portfolio:           7.988718      6.694209                 -16.20%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.836217      7.157495                   4.70%                     0         2004
Insurance Products Fund            5.393285      6.836217                  26.75%                     0         2003
III - VIP Growth                   7.060069      5.393285                 -23.61%                     0         2002
Opportunities Portfolio:           8.445267      7.060069                 -16.40%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.891249      24.310273                 22.22%                     0         2004
Insurance Products Fund           14.659544      19.891249                 35.69%                     0         2003
III - VIP Mid Cap                 16.610306      14.659544                -11.74%                     0         2002
Portfolio: Service Class -        17.550308      16.610306                 -5.36%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.514089      15.279991                 22.10%                     0         2004
Insurance Products Fund            9.240929      12.514089                 35.42%                   335         2003
III - VIP Mid Cap                 10.485654      9.240929                 -11.87%                   335         2002
Portfolio: Service Class 2        11.096489      10.485654                 -5.50%                   335         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.186555      13.606436                 11.65%                     0         2004
Insurance Products Fund            7.884634      12.186555                 54.56%                     0         2003
III - VIP Value Strategies        10.000000      7.884634                 -21.15%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.488020      12.809829                 11.51%                     0         2004
Insurance Products Fund            7.452860      11.488020                 54.14%                     0         2003
III - VIP Value Strategies        10.000000      7.452860                 -25.47%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.862932      11.837316                  8.97%                     0         2004
Variable Insurance                 8.880601      10.862932                 22.32%                     0         2003
Products Trust - Franklin         10.000000      8.880601                 -11.19%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.027665      11.675913                 16.44%                     0         2004
Variable Insurance                 7.723242      10.027665                 29.84%                     0         2003
Products Trust - Templeton        10.000000      7.723242                 -22.77%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.429957                 14.30%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.889088      12.343864                 13.36%                     0         2004
Index Fund: Class I - Q/NQ         8.255915      10.889088                 31.89%                     0         2003
                                  10.000000      8.255915                 -17.44%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.331822      11.689122                 13.14%                     0         2004
Index Fund: Class II - Q/NQ        7.854035      10.331822                 31.55%                     0         2003
                                  10.000000      7.854035                 -21.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           12.903898           15.222542                 17.97%                     0         2004
Emerging Markets Fund:       8.000192            12.903898                 61.29%                     0         2003
Class II - Q/NQ              10.000000           8.000192                 -20.00%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.000000           11.696090                 16.96%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.759596           10.882837                  1.15%                     0         2004
Government Bond Fund:        10.769392           10.759596                 -0.09%                     0         2003
Class I - Q/NQ               10.000000           10.769392                  7.69%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.421167           10.682437                  2.51%                     0         2004
Investor Destinations        9.859675            10.421167                  5.69%                     0         2003
Conservative Fund: Class     10.000000           9.859675                  -1.40%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.555919           11.079764                  4.96%                     0         2004
Investor Destinations        9.478335            10.555919                 11.37%                     0         2003
Moderately Conservative      10.000000           9.478335                  -5.22%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.586524           11.358376                  7.29%                 1,151         2004
Investor Destinations        9.002767            10.586524                 17.59%                   513         2003
Moderate Fund: Class II -    10.000000           9.002767                  -9.97%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.636483           11.678394                  9.80%                    77         2004
Investor Destinations        8.574362            10.636483                 24.05%                    77         2003
Moderately Aggressive        10.000000           8.574362                 -14.26%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT           10.643192           11.887323                 11.69%                    93         2004
Investor Destinations        8.239862            10.643192                 29.17%                     0         2003
Aggressive Fund: Class II    10.000000           8.239862                 -17.60%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money     9.777495            9.654764                  -1.26%                     0         2004
Market Fund: Class I - Q/NQ  9.920064            9.777495                  -1.44%                     0         2003
                             10.000000           9.920064                  -0.80%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth   9.329562            10.341717                 10.85%                     0         2004
Fund: Class II - Q/NQ        7.104654            9.329562                  31.32%                     0         2003
                             10.000000           7.104654                 -28.95%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    11.725320           13.471765                 14.89%                     0         2004
Fund: Class I - Q/NQ         7.631462            11.725320                 53.64%                     0         2003
                             10.000000           7.631462                 -23.69%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value    10.849698           12.433603                 14.60%                     0         2004
Fund: Class II - Q/NQ        7.079974            10.849698                 53.24%                     0         2003
                             10.000000           7.079974                 -29.20%                     0         2002
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.301153           13.175268                 16.58%                     0         2004
Fund: Class I - Q/NQ         8.181745            11.301153                 38.13%                     0         2003
                             10.000000           8.181745                 -18.18%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company      11.525542           13.409950                 16.35%                     0         2004
Fund: Class II - Q/NQ        8.368027            11.525542                 37.73%                     0         2003
                             10.000000           8.368027                 -16.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -         12.133402           13.960361                 15.06%                     0         2004
Risk-Managed Core            10.000000           12.133402                 21.33%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.930782            9.533702                   6.75%                    92         2004
Trust - MFS Investors        7.436550            8.930782                  20.09%                    92         2003
Growth Stock Series:         10.000000           7.436550                 -25.63%                     0         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      8.433459            9.448349                  12.03%                   107         2004
Trust - MFS Mid Cap Growth   6.302521            8.433459                  33.81%                     0         2003
Series: Service Class -      10.000000           6.302521                 -36.97%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      9.368388            9.746111                   4.03%                     0         2004
Trust - MFS New Discovery    7.167934            9.368388                  30.70%                     0         2003
Series: Service Class -      10.000000           7.167934                 -28.32%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance      10.381268           11.676025                 12.47%                     0         2004
Trust - MFS Value Series:    8.498659            10.381268                 22.15%                     0         2003
Service Class - Q/NQ         10.000000           8.498659                 -15.01%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     9.483402            9.767756                   3.00%                     0         2004
Large Cap Growth Fund II -   8.250456            9.483402                  14.94%                     0         2003
Q/NQ                         10.000000           8.250456                 -17.50%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.344316           11.102762                  7.33%                     0         2004
Large Cap Value Fund II -    7.913711            10.344316                 30.71%                     0         2003
Q/NQ                         10.000000           7.913711                 -20.86%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB     10.580647           10.979163                  3.77%                     0         2004
Managed Allocation Fund -    9.209781            10.580647                 14.88%                     0         2003
Moderate Growth II - Q/NQ    10.000000           9.209781                  -7.90%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers    10.000000           11.228435                 12.28%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         9.809227            10.243818                  4.43%                   202         2004
Account Funds -              7.662759            9.809227                  28.01%                     0         2003
Oppenheimer Capital          10.000000           7.662759                 -23.37%                     0         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.026373           12.870149                 16.72%                     0         2004
Account Funds -              7.870764            11.026373                 40.09%                     0         2003
Oppenheimer Global           10.000000           7.870764                 -21.29%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.956816           12.758362                 16.44%                     0         2004
Account Funds -              7.829889            10.956816                 39.94%                     0         2003
Oppenheimer Global           10.000000           7.829889                 -21.70%                     0         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.500918                 15.01%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.000000           11.483888                 14.84%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.625785           12.408560                  6.73%                     0         2004
Account Funds -              9.574959            11.625785                 21.42%                     0         2003
Oppenheimer High Income      10.000000           9.574959                  -4.25%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         10.032249           10.725304                  6.91%                     0         2004
Account Funds -              8.100470            10.032249                 23.85%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.100470                 -19.00%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.750714           13.745172                 16.97%                     0         2004
Account Funds -              8.309842            11.750714                 41.41%                     0         2003
Oppenheimer Main Street(R)     10.000000           8.309842                 -16.90%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable         11.959911           12.702774                  6.21%                     0         2004
Account Funds -              10.421844           11.959911                 14.76%                     0         2003
Oppenheimer Strategic Bond   10.000000           10.421844                  4.22%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      12.254650           13.337274                  8.83%                     0         2004
Putnam VT Growth & Income    10.000000           12.254650                 22.55%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      10.173004           11.578311                 13.81%                     0         2004
Putnam VT International      8.080557            10.173004                 25.89%                     0         2003
Equity Fund: Class IB -      10.000000           8.080557                 -19.19%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      11.304148           13.975140                 23.63%                     0         2004
Putnam VT Small Cap Value    7.711748            11.304148                 46.58%                     0         2003
Fund: Class IB - Q/NQ        10.000000           7.711748                 -22.88%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -      9.996085            10.283953                  2.88%                     0         2004
Putnam VT Voyager Fund:      8.170019            9.996085                  22.35%                     0         2003
Class IB - Q/NQ              10.000000           8.170019                 -18.30%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   11.729159           12.264561                  4.56%                     0         2004
- Capital Appreciation       10.109511           11.729159                 16.02%                     0         2003
Fund - Q/NQ                  10.000000           10.109511                  1.10%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.066340           14.628928                 11.96%                     0         2004
- Growth and Income Fund -   10.545979           13.066340                 23.90%                     0         2003
Q/NQ                         10.000000           10.545979                  5.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.123307           16.510179                 16.90%                     0         2004
- International Equity       10.500463           14.123307                 34.50%                     0         2003
Fund - Q/NQ                  10.000000           10.500463                  5.00%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   10.378035           10.588237                  2.03%                     0         2004
- Investment Grade Bond      10.235621           10.378035                  1.39%                     0         2003
Fund - Q/NQ                  10.000000           10.235621                  2.36%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.043253           14.924579                 14.42%                     0         2004
- Mid-Cap Equity Fund -      10.264788           13.043253                 27.07%                     0         2003
Q/NQ                         10.000000           10.264788                  2.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   14.610361           17.772635                 21.64%                     0         2004
- Small Cap Value Equity     10.774402           14.610361                 35.60%                     0         2003
Fund - Q/NQ                  10.000000           10.774402                  7.74%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust   13.077658           14.768769                 12.93%                     0         2004
- Value Income Stock Fund    10.844063           13.077658                 20.60%                     0         2003
- Q/NQ                       10.000000           10.844063                  8.44%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                10.075530           10.270946                  1.94%                     0         2004
Institutional Funds, Inc.    10.000000           10.075530                  0.76%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                12.719241           16.952678                 33.28%                     0         2004
Institutional Funds, Inc.    10.000000           12.719241                 27.19%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   10.232432           11.769458                 15.02%                    66         2004
Trust - Comstock             7.988436            10.232432                 28.09%                     0         2003
Portfolio: Class II Shares   10.000000           7.988436                 -20.12%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment   8.631556            9.027599                   4.59%                   177         2004
Trust - Emerging Growth      6.936655            8.631556                  24.43%                    95         2003
Portfolio: Class II Shares   10.000000           6.936655                 -30.63%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.195780      11.063583                  8.51%                     0         2004
Funds - AIM V.I. Basic             7.813125      10.195780                 30.50%                     0         2003
Value Fund: Series II             10.000000      7.813125                 -21.87%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.604882      9.998667                   4.10%                     0         2004
Funds - AIM V.I. Capital           7.594426      9.604882                  26.47%                     0         2003
Appreciation Fund: Series         10.000000      7.594426                 -24.06%                     0         2002*
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.251345      11.591679                 13.07%                     0         2004
Funds - AIM V.I. Capital           7.735808      10.251345                 32.52%                     0         2003
Development Fund: Series I        10.000000      7.735808                 -22.64%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.992318                  9.92%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.637141      12.882422                 21.11%                     0         2004
Funds - AIM V.I.                   8.448918      10.637141                 25.90%                     0         2003
International Growth Fund:        10.000000      8.448918                 -15.51%                     0         2002*
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.647375      11.864183                 11.43%                     0         2004
Funds - AIM V.I. Mid Cap           8.542304      10.647375                 24.64%                     0         2003
Core Equity Fund: Series I        10.000000      8.542304                 -14.58%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.983741      10.338254                  3.55%                     0         2004
Funds - AIM V.I. Premier           8.152928      9.983741                  22.46%                     0         2003
Equity Fund: Series I             10.000000      8.152928                 -18.47%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.908383      9.200375                   3.28%                 1,262         2004
Funds - AIM V.I. Premier           7.289364      8.908383                  22.21%                 1,254         2003
Equity Fund: Series II            10.000000      7.289364                 -27.11%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.328809      11.246698                  8.89%                     0         2004
Products Series Fund, Inc.         7.981388      10.328809                 29.41%                     0         2003
- AllianceBernstein Growth        10.000000      7.981388                 -20.19%                     0         2002*
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.158299      16.088523                 22.27%                     0         2004
Products Series Fund, Inc.         9.336747      13.158299                 40.93%                     0         2003
- AllianceBernsein                10.000000      9.336747                  -6.63%                     0         2002*
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.896132      9.436134                   6.07%                     0         2004
Products Series Fund, Inc.         7.365674      8.896132                  20.78%                     0         2003
-                                 10.000000      7.365674                 -26.34%                     0         2002*
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.388790      14.442174                 16.57%                     0         2004
Products Series Fund, Inc.         8.981493      12.388790                 37.94%                     0         2003
- AllianceBernstein               10.000000      8.981493                 -10.19%                     0         2002*
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.001166      13.127293                 19.33%                     0         2004
Portfolios - Small Cap             8.155629      11.001166                 34.89%                     0         2003
Stock Index Portfolio:            10.000000      8.155629                 -18.44%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.759111      10.147567                  3.98%                     0         2004
Responsible Growth Fund,           7.911070      9.759111                  23.36%                     0         2003
Inc.: Initial Shares - Q/NQ       10.000000      7.911070                 -20.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.584155      11.464515                  8.32%                     0         2004
Inc.: Initial Shares - Q/NQ        8.422115      10.584155                 25.67%                     0         2003
                                  10.000000      8.422115                 -15.78%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.066029      13.035589                  8.04%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      12.066029                 20.66%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.006067      10.726694                  7.20%                     0         2004
- Federated American               8.027486      10.006067                 24.65%                     0         2003
Leaders Fund II: Service          10.000000      8.027486                 -19.73%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.827076      10.304751                  4.86%                     0         2004
- Federated Capital                8.102923      9.827076                  21.28%                     0         2003
Appreciation Fund II:             10.000000      8.102923                 -18.97%                     0         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.756745      12.679338                  7.85%                     0         2004
- Federated High Income            9.860009      11.756745                 19.24%                     0         2003
Bond Fund II: Service             10.000000      9.860009                  -1.40%                     0         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.945151      11.105748                 11.67%                     0         2004
- Federated International          7.704102      9.945151                  29.09%                     0         2003
Equity Fund II - Q/NQ             10.000000      7.704102                 -22.96%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.089670      12.532194                 13.01%                     0         2004
- Federated Mid Cap Growth         8.086367      11.089670                 37.14%                     0         2003
Strategies Fund II - Q/NQ         10.000000      8.086367                 -19.14%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.792733      10.948569                  1.44%                     0         2004
- Federated Quality Bond          10.534838      10.792733                  2.45%                     0         2003
Fund II: Primary Shares -         10.000000      10.534838                  5.35%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.869642      10.994650                  1.15%                     0         2004
- Federated Quality Bond          10.630846      10.869642                  2.25%                     0         2003
Fund II: Service Shares -         10.000000      10.630846                  6.31%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.476212      10.333244                  9.04%                     0         2004
Insurance Products Fund -          7.433007      9.476212                  27.49%                     0         2003
VIP Equity-Income                  9.147526      7.433007                 -18.74%                     0         2002
Portfolio: Service Class -         9.846006      9.147526                  -7.09%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.336152      11.255864                  8.90%                     0         2004
Insurance Products Fund -          8.119480      10.336152                 27.30%                     0         2003
VIP Equity-Income                 10.010938      8.119480                 -18.89%                     0         2002
Portfolio: Service Class 2        10.790928      10.010938                 -7.23%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.654950      7.738767                   1.09%                     0         2004
Insurance Products Fund -          5.888587      7.654950                  30.00%                     0         2003
VIP Growth Portfolio:              8.617548      5.888587                 -31.67%                     0         2002
Service Class - Q/NQ              10.700597      8.617548                 -19.47%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  5.989318      6.046633                   0.96%                     0         2004
Insurance Products Fund -          4.615661      5.989318                  29.76%                     0         2003
VIP Growth Portfolio:              6.764100      4.615661                 -31.76%                     0         2002
Service Class 2 - Q/NQ             8.413449      6.764100                 -19.60%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.948720      8.518596                   7.17%                     0         2004
Insurance Products Fund -          6.394476      7.948720                  24.31%                     0         2003
VIP High Income Portfolio:         6.303565      6.394476                   1.44%                     0         2002
Service Class - Q/NQ               7.309120      6.303565                 -13.76%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.638437      9.250648                   7.09%                     0         2004
Insurance Products Fund -          6.961187      8.638437                  24.09%                     0         2003
VIP High Income Portfolio:         6.883407      6.961187                   1.13%                     0         2002
Service Class 2 - Q/NQ             7.984639      6.883407                 -13.79%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.661343      10.563395                 -0.92%                     0         2004
Insurance Products Fund -         10.782346      10.661343                 -1.12%                     0         2003
VIP Money Market                  10.830212      10.782346                 -0.44%                     0         2002
Portfolio: Initial Class -        10.623055      10.830212                  1.95%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.686067      9.650675                  11.11%                     0         2004
Insurance Products Fund -          6.195433      8.686067                  40.20%                     0         2003
VIP Overseas Portfolio:            7.944744      6.195433                 -22.02%                     0         2002
Service Class - Q/NQ              10.309461      7.944744                 -22.94%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.014848      7.781910                  10.93%                     0         2004
Insurance Products Fund -          5.009290      7.014848                  40.04%                     0         2003
VIP Overseas Portfolio:            6.432812      5.009290                 -22.13%                     0         2002
Service Class 2 - Q/NQ             8.335856      6.432812                 -22.83%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.996226                  9.96%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.977423                  9.77%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.104094      10.987213                  8.74%                     0         2004
Insurance Products Fund -          7.697602      10.104094                 31.26%                     0         2003
VIP Value Portfolio:               9.334845      7.697602                 -17.54%                     0         2002
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.066968      10.932634                  8.60%                     0         2004
Insurance Products Fund -          7.688145      10.066968                 30.94%                     0         2003
VIP Value Portfolio:               9.334852      7.688145                 -17.64%                     0         2002
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.548650      9.849114                   3.15%                     0         2004
Insurance Products Fund II         8.272117      9.548650                  15.43%                     0         2003
- VIP Asset Manager                9.270309      8.272117                 -10.77%                     0         2002
Portfolio: Service Class -         9.890153      9.270309                   6.27%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.036223      9.304517                   2.97%                     0         2004
Insurance Products Fund II         7.844378      9.036223                  15.19%                     0         2003
- VIP Asset Manager                8.808000      7.844378                 -10.94%                     0         2002
Portfolio: Service Class 2         9.410582      8.808000                   -6.40                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.321089      8.623188                   3.63%                     0         2004
Insurance Products Fund II         6.901812      8.321089                  20.56%                     0         2003
- VIP Asset Manager Growth         8.347152      6.901812                 -17.32%                     0         2002
Portfolio: Service Class -         9.219561      8.347152                  -9.46%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.765156      8.030142                   3.41%                     0         2004
Insurance Products Fund II         6.447048      7.765156                  20.45%                     0         2003
- VIP Asset Manager Growth         7.823673      6.447048                 -17.60%                     0         2002
Portfolio: Service Class 2         8.649988      7.823673                  -9.55%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.820090      11.088647                 12.92%                     0         2004
Insurance Products Fund II         7.814811      9.820090                  25.66%                     0         2003
- VIP Contrafund(R)                  8.813204      7.814811                 -11.33%                     0         2002
Portfolio: Service Class          10.273408      8.813204                 -14.21%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.737084      9.850318                  12.74%                 3,797         2004
Insurance Products Fund II         6.961464      8.737084                  25.51%                   233         2003
- VIP Contrafund(R)                  7.866423      6.961464                 -11.50%                   135         2002
Portfolio: Service Class 2         9.181022      7.866423                 -14.32%                     0         2001
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.871028      8.523745                   8.29%                     0         2004
Insurance Products Fund II         6.261011      7.871028                  25.71%                     0         2003
- VIP Index 500 Portfolio:         8.225616      6.261011                 -23.88%                     0         2002
Initial Class - Q/NQ               9.560129      8.225616                 -13.96%                     0         2001
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.539994      12.823648                  2.26%                     0         2004
Insurance Products Fund II        12.175372      12.539994                  2.99%                     0         2003
- VIP Investment Grade            11.270732      12.175372                  8.03%                     0         2002
Bond Portfolio: Initial           10.615284      11.270732                  6.17%                     0         2001
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.367728      9.029832                   7.91%                     0         2004
Insurance Products Fund            6.550540      8.367728                  27.74%                     0         2003
III - VIP Aggressive               9.083493      6.550540                 -27.89%                     0         2002
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.272633      8.905705                   7.65%                     0         2004
Insurance Products Fund            6.485789      8.272633                  27.55%                     0         2003
III - VIP Aggressive               9.028374      6.485789                 -28.16%                     0         2002
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.986311      9.274635                   3.21%                     0         2004
Insurance Products Fund            7.810067      8.986311                  15.06%                     0         2003
III - VIP Balanced                 8.743085      7.810067                 -10.67%                     0         2002
Portfolio: Service Class -         9.088432      8.743085                  -3.80%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.386556      9.662384                   2.94%                     0         2004
Insurance Products Fund            8.165983      9.386556                  14.95%                     0         2003
III - VIP Balanced                 9.159474      8.165983                 -10.85%                     0         2002
Portfolio: Service Class 2         9.535534      9.159474                  -3.94%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.771436      6.713755                  -0.85%                     0         2004
Insurance Products Fund            5.525401      6.771436                  22.55%                     0         2003
III - VIP Dynamic Capital          6.083557      5.525401                  -9.17%                     0         2002
Appreciation Portfolio:            8.705343      6.083557                 -30.12%                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.733103      6.676225                  -0.84%                     0         2004
Insurance Products Fund            5.505837      6.733103                  22.29%                     0         2003
III - VIP Dynamic Capital          6.083556      5.505837                  -9.50%                     0         2002
Appreciation Portfolio:            8.705338      6.083556                 -30.12%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.297545      8.590677                   3.53%                     0         2004
Insurance Products Fund            6.857159      8.297545                  21.01%                     0         2003
III - VIP Growth & Income          8.407949      6.857159                 -18.44%                     0         2002
Portfolio: Service Class -         9.423426      8.407949                 -10.78%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.545208      8.827851                   3.31%                     0         2004
Insurance Products Fund            7.070677      8.545208                  20.85%                     0         2003
III - VIP Growth & Income          8.685647      7.070677                 -18.59%                     0         2002
Portfolio: Service Class 2         9.751458      8.685647                 -10.93%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.486939      6.799066                   4.81%                     0         2004
Insurance Products Fund            5.110185      6.486939                  26.94%                     0         2003
III - VIP Growth                   6.685100      5.110185                 -23.56%                     0         2002
Opportunities Portfolio:           7.981954      6.685100                  -16.25                     0         2001
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.823424      7.140450                   4.65%                     0         2004
Insurance Products Fund            5.385931      6.823424                  26.69%                     0         2003
III - VIP Growth                   7.054057      5.385931                 -23.65%                     0         2002
Opportunities Portfolio:           8.442412      7.054057                 -16.45%                     0         2001
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.843968      24.240111                 22.15%                     0         2004
Insurance Products Fund           14.632159      19.843968                 35.62%                     0         2003
III - VIP Mid Cap                 16.587752      14.632159                -11.79%                     0         2002
Portfolio: Service Class -        17.535475      16.587752                 -5.40%                     0         2001
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.490690      15.243632                 22.04%                     0         2004
Insurance Products Fund            9.228362      12.490690                 35.35%                     0         2003
III - VIP Mid Cap                 10.476740      9.228362                 -11.92%                     0         2002
Portfolio: Service Class 2        11.092753      10.476740                 -5.55%                     0         2001
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.176760      13.588571                 11.59%                     0         2004
Insurance Products Fund            7.882302      12.176760                 54.48%                     0         2003
III - VIP Value Strategies        10.000000      7.882302                 -21.18%                     0         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.478248      12.792406                 11.45%                     0         2004
Insurance Products Fund            7.450311      11.478248                 54.06%                     0         2003
III - VIP Value Strategies        10.000000      7.450311                 -25.50%                     0         2002*
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.854199      11.821763                  8.91%                     0         2004
Variable Insurance                 8.877983      10.854199                 22.26%                     0         2003
Products Trust - Franklin         10.000000      8.877983                 -11.22%                     0         2002*
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.019589      11.660562                 16.38%                     0         2004
Variable Insurance                 7.720951      10.019589                 29.77%                     0         2003
Products Trust - Templeton        10.000000      7.720951                 -22.79%                     0         2002*
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.426098                 14.26%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.880314      12.327636                 13.30%                     0         2004
Index Fund: Class I - Q/NQ         8.253475      10.880314                 31.83%                     0         2003
                                  10.000000      8.253475                 -17.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.323033      11.673213                 13.08%                     0         2004
Index Fund: Class II - Q/NQ        7.851358      10.323033                 31.48%                     0         2003
                                  10.000000      7.851358                 -21.49%                     0         2002
                                  10.000000      8.253475                 -17.47%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.891542      15.200217                 17.91%                     0         2004
Emerging Markets Fund:             7.996604      12.891542                 61.21%                     0         2003
Class II - Q/NQ                   10.000000      7.996604                 -20.03%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.692144                 16.92%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.749290      10.866857                  1.09%                     0         2004
Government Bond Fund:             10.764566      10.749290                 -0.14%                     0         2003
Class I - Q/NQ                    10.000000      10.764566                  7.65%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.411173      10.666749                  2.45%                     0         2004
Investor Destinations              9.855263      10.411173                  5.64%                     0         2003
Conservative Fund: Class          10.000000      9.855263                  -1.45%                     0         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.545802      11.063491                  4.91%                     0         2004
Investor Destinations              9.474086      10.545802                 11.31%                     0         2003
Moderately Conservative           10.000000      9.474086                  -5.26%                     0         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.576399      11.341725                  7.24%                 1,086         2004
Investor Destinations              8.998742      10.576399                 17.53%                 1,086         2003
Moderate Fund: Class II -         10.000000      8.998742                 -10.01%                   638         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.626314      11.661272                  9.74%                11,770         2004
Investor Destinations              8.570525      10.626314                 23.99%                 2,842         2003
Moderately Aggressive             10.000000      8.570525                 -14.29%                   705         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.632993      11.869868                 11.63%                     0         2004
Investor Destinations              8.236161      10.632993                 29.10%                     0         2003
Aggressive Fund: Class II         10.000000      8.236161                 -17.64%                     0         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.767935      9.640400                  -1.31%                 6,031         2004
Market Fund: Class I - Q/NQ        9.915428      9.767935                  -1.49%                     0         2003
                                  10.000000      9.915428                  -0.85%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.320631      10.326534                 10.79%                     0         2004
Fund: Class II - Q/NQ              7.101475      9.320631                  31.25%                     0         2003
                                  10.000000      7.101475                 -28.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.715877      13.454044                 14.84%                     0         2004
Fund: Class I - Q/NQ               7.629199      11.715877                 53.57%                     0         2003
                                  10.000000      7.629199                 -23.71%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.840451      12.416673                 14.54%                     0         2004
Fund: Class II - Q/NQ              7.077550      10.840451                 53.17%                     0         2003
                                  10.000000      7.077550                 -29.22%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.292066      13.157957                 16.52%                     0         2004
Fund: Class I - Q/NQ               8.179328      11.292066                 38.06%                     0         2003
                                  10.000000      8.179328                 -18.21%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.514500      13.390255                 16.29%                     0         2004
Fund: Class II - Q/NQ              8.364271      11.514500                 37.66%                     0         2003
                                  10.000000      8.364271                 -16.36%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.129267      13.948481                 15.00%                     0         2004
Risk-Managed Core                 10.000000      12.129267                 21.29%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.922222      9.519696                   6.70%                   213         2004
Trust - MFS Investors              7.433204      8.922222                  20.03%                   213         2003
Growth Stock Series:              10.000000      7.433204                 -25.67%                   123         2002*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.425388      9.434491                  11.98%                 4,029         2004
Trust - MFS Mid Cap Growth         6.299700      8.425388                  33.74%                 2,123         2003
Series: Service Class -           10.000000      6.299700                 -37.00%                    75         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.359431      9.731823                   3.98%                     0         2004
Trust - MFS New Discovery          7.164718      9.359431                  30.63%                     0         2003
Series: Service Class -           10.000000      7.164718                 -28.35%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.371315      11.658884                 12.41%                 5,227         2004
Trust - MFS Value Series:          8.494840      10.371315                 22.09%                 2,209         2003
Service Class - Q/NQ              10.000000      8.494840                 -15.05%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.475762      9.754910                   2.95%                     0         2004
Large Cap Growth Fund II -         8.248016      9.475762                  14.89%                     0         2003
Q/NQ                              10.000000      8.248016                 -17.52%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.335978      11.088165                  7.28%                     0         2004
Large Cap Value Fund II -          7.911371      10.335978                 30.65%                     0         2003
Q/NQ                              10.000000      7.911371                 -20.89%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.572110      10.964716                  3.71%                     0         2004
Managed Allocation Fund -          9.207054      10.572110                 14.83%                     0         2003
Moderate Growth II - Q/NQ         10.000000      9.207054                  -7.93%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.224655                 12.25%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.799837      10.228794                  4.38%                 2,821         2004
Account Funds -                    7.659322      9.799837                  27.95%                 1,155         2003
Oppenheimer Capital               10.000000      7.659322                 -23.41%                     0         2002*
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.017489      12.853202                 16.66%                     0         2004
Account Funds -                    7.868440      11.017489                 40.02%                     0         2003
Oppenheimer Global                10.000000      7.868440                 -21.32%                     0         2002*
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.946292      12.739615                 16.38%                 3,168         2004
Account Funds -                    7.826372      10.946292                 39.86%                 3,152         2003
Oppenheimer Global                10.000000      7.826372                 -21.74%                   288         2002*
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.497034                 14.97%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.480022                 14.80%                 3,229         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.616416      12.392228                  6.68%                     0         2004
Account Funds -                    9.572131      11.616416                 21.36%                     0         2003
Oppenheimer High Income           10.000000      9.572131                  -4.28%                     0         2002*
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.022655      10.709587                  6.85%                   425         2004
Account Funds -                    8.096847      10.022655                 23.78%                   425         2003
Oppenheimer Main Street(R)          10.000000      8.096847                 -19.03%                   418         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.741245      13.727090                 16.91%                     0         2004
Account Funds -                    8.307381      11.741245                 41.34%                     0         2003
Oppenheimer Main Street(R)          10.000000      8.307381                 -16.93%                     0         2002*
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.948466      12.684147                  6.16%                     0         2004
Account Funds -                   10.417188      11.948466                 14.70%                     0         2003
Oppenheimer Strategic Bond        10.000000      10.417188                  4.17%                     0         2002*
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.250469      13.325915                  8.78%                     0         2004
Putnam VT Growth & Income         10.000000      12.250469                 22.50%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.164820      11.563103                 13.76%                     0         2004
Putnam VT International            8.078172      10.164820                 25.83%                     0         2003
Equity Fund: Class IB -           10.000000      8.078172                 -19.22%                     0         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.295044      13.956775                 23.57%                     0         2004
Putnam VT Small Cap Value          7.709463      11.295044                 46.51%                     0         2003
Fund: Class IB - Q/NQ             10.000000      7.709463                 -22.91%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -            9.988042      10.270424                  2.83%                     0         2004
Putnam VT Voyager Fund:            8.167602      9.988042                  22.29%                     0         2003
Class IB - Q/NQ                   10.000000      8.167602                 -18.32%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.721860      12.250667                  4.51%                     0         2004
- Capital Appreciation            10.108370      11.721860                 15.96%                     0         2003
Fund - Q/NQ                       10.000000      10.108370                  1.08%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.058197      14.612354                 11.90%                     0         2004
- Growth and Income Fund -        10.544780      13.058197                 23.84%                     0         2003
Q/NQ                              10.000000      10.544780                  5.46%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.114484      16.491449                 16.84%                     0         2004
- International Equity            10.499271      14.114484                 34.43%                     0         2003
Fund - Q/NQ                       10.000000      10.499271                  4.99%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.371562      10.576230                  1.97%                     0         2004
- Investment Grade Bond           10.234461      10.371562                  1.34%                     0         2003
Fund - Q/NQ                       10.000000      10.234461                  2.34%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.035126      14.907657                 14.37%                     0         2004
- Mid-Cap Equity Fund -           10.263626      13.035126                 27.00%                     0         2003
Q/NQ                              10.000000      10.263626                  2.64%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.601250      17.752483                 21.58%                     0         2004
- Small Cap Value Equity          10.773182      14.601250                 35.53%                     0         2003
Fund - Q/NQ                       10.000000      10.773182                  7.73%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.069507      14.752033                 12.87%                     0         2004
- Value Income Stock Fund         10.842831      13.069507                 20.54%                     0         2003
- Q/NQ                            10.000000      10.842831                  8.43%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.072087      10.262197                  1.89%                     0         2004
Institutional Funds, Inc.         10.000000      10.072087                  0.72%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.714907      16.938261                 33.22%                     0         2004
Institutional Funds, Inc.         10.000000      12.714907                 27.15%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.222619      11.752174                 14.96%                   673         2004
Trust - Comstock                   7.984854      10.222619                 28.03%                   673         2003
Portfolio: Class II Shares        10.000000      7.984854                 -20.15%                   662         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.623276      9.014340                   4.53%                   240         2004
Trust - Emerging Growth            6.933545      8.623276                  24.37%                   240         2003
Portfolio: Class II Shares        10.000000      6.933545                 -30.66%                   236         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.186008      11.047337                  8.46%                     0         2004
Funds - AIM V.I. Basic             7.809616      10.186008                 30.43%                     0         2003
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.595665      9.983976                   4.05%                     0         2004
Funds - AIM V.I. Capital           7.591017      9.595665                  26.41%                     0         2003
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.243100      11.576446                 13.02%                     0         2004
Funds - AIM V.I. Capital           7.733519      10.243100                 32.45%                     0         2003
Development Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.988598                  9.89%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.626944      12.863507                 21.05%                     0         2004
Funds - AIM V.I.                   8.445130      10.626944                 25.84%                     0         2003
International Growth Fund:
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.638792      11.848572                 11.37%                     0         2004
Funds - AIM V.I. Mid Cap           8.539770      10.638792                 24.58%                     0         2003
Core Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.975683      10.324633                  3.50%                     0         2004
Funds - AIM V.I. Premier           8.150519      9.975683                  22.39%                     0         2003
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.899848      9.186866                   3.22%                     0         2004
Funds - AIM V.I. Premier           7.286093      8.899848                  22.15%                     0         2003
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.318908      11.230182                  8.83%                 1,343         2004
Products Series Fund, Inc.         7.977811      10.318908                 29.35%                 1,150         2003
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.145698      16.064913                 22.21%                   837         2004
Products Series Fund, Inc.         9.332566      13.145698                 40.86%                   837         2003
- AllianceBernsein
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.887620      9.422292                   6.02%                     0         2004
Products Series Fund, Inc.         7.362376      8.887620                  20.72%                     0         2003
-
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.376953      14.421008                 16.52%                   921         2004
Products Series Fund, Inc.         8.977476      12.376953                 37.87%                   921         2003
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                10.992303      13.110012                 19.27%                     0         2004
Portfolios - Small Cap             8.153219      10.992303                 34.82%                     0         2003
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.751221      10.134186                  3.93%                     0         2004
Responsible Growth Fund,           7.908728      9.751221                  23.30%                     0         2003
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.575611      11.449414                  8.26%                     0         2004
Inc.: Initial Shares - Q/NQ        8.419622      10.575611                 25.61%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.061909      13.024491                  7.98%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      12.061909                 20.62%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.997537      10.712082                  7.15%                     0         2004
- Federated American               8.024743      9.997537                  24.58%                     0         2003
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.818699      10.290702                  4.81%                     0         2004
- Federated Capital                8.100155      9.818699                  21.22%                     0         2003
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.745507      12.660751                  7.79%                     0         2004
- Federated High Income            9.855603      11.745507                 19.18%                     0         2003
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.937138      11.091134                 11.61%                     0         2004
- Federated International          7.701825      9.937138                  29.02%                     0         2003
Equity Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.080724      12.515706                 12.95%                     0         2004
- Federated Mid Cap Growth         8.083968      11.080724                 37.07%                     0         2003
Strategies Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.784052      10.934179                  1.39%                     0         2004
- Federated Quality Bond          10.531737      10.784052                  2.40%                     0         2003
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.860369      10.979659                  1.10%                     0         2004
- Federated Quality Bond          10.627205      10.860369                  2.19%                     0         2003
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.453639      10.303367                  8.99%                     0         2004
Insurance Products Fund -          7.419096      9.453639                  27.42%                     0         2003
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.316800      11.229053                  8.84%                 1,023         2004
Insurance Products Fund -          8.108414      10.316800                 27.24%                 1,023         2003
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.636709      7.716381                   1.04%                     0         2004
Insurance Products Fund -          5.877549      7.636709                  29.93%                     0         2003
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  5.978100      6.032208                   0.91%                     0         2004
Insurance Products Fund -          4.609363      5.978100                  29.69%                     0         2003
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.929810      8.493992                   7.11%                     0         2004
Insurance Products Fund -          6.382519      7.929810                  24.24%                     0         2003
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.622256      9.228598                   7.03%                     0         2004
Insurance Products Fund -          6.951692      8.622256                  24.03%                     0         2003
VIP High Income Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.635932      10.532838                 -0.97%                     0         2004
Insurance Products Fund -         10.762143      10.635932                 -1.17%                     0         2003
VIP Money Market
Portfolio: Initial Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.665395      9.622805                  11.05%                     0         2004
Insurance Products Fund -          6.183841      8.665395                  40.13%                     0         2003
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.001725      7.763390                  10.88%                 1,616         2004
Insurance Products Fund -          5.002467      7.001725                  39.97%                 1,616         2003
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.992509                  9.93%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.973711                  9.74%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.090776      10.967131                  8.68%                     0         2004
Insurance Products Fund -          7.691381      10.090776                 31.20%                     0         2003
VIP Value Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.053686      10.912642                  8.54%                     0         2004
Insurance Products Fund -          7.681919      10.053686                 30.87%                     0         2003
VIP Value Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.525932      9.820651                   3.09%                     0         2004
Insurance Products Fund II         8.256644      9.525932                  15.37%                     0         2003
- VIP Asset Manager
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.019318      9.282383                   2.92%                     0         2004
Insurance Products Fund II         7.833700      9.019318                  15.13%                     0         2003
- VIP Asset Manager
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.301299      8.598288                   3.58%                     0         2004
Insurance Products Fund II         6.888904      8.301299                  20.50%                     0         2003
- VIP Asset Manager Growth
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.750609      8.011018                   3.36%                     0         2004
Insurance Products Fund II         6.438259      7.750609                  20.38%                     0         2003
- VIP Asset Manager Growth
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.796715      11.056607                 12.86%                     0         2004
Insurance Products Fund II         7.800188      9.796715                  25.60%                     0         2003
- VIP Contrafund(R)
Portfolio: Service Class
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.720714      9.826834                  12.68%                 2,345         2004
Insurance Products Fund II         6.951963      8.720714                  25.44%                 2,345         2003
- VIP Contrafund(R)
Portfolio: Service Class 2
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.852313      8.499127                   8.24%                     0         2004
Insurance Products Fund II         6.249311      7.852313                  25.65%                     0         2003
- VIP Index 500 Portfolio:
Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.510161      12.786593                  2.21%                     0         2004
Insurance Products Fund II        12.152606      12.510161                  2.94%                     0         2003
- VIP Investment Grade
Bond Portfolio: Initial
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.354922      9.011405                   7.86%                     0         2004
Insurance Products Fund            6.543855      8.354922                  27.68%                     0         2003
III - VIP Aggressive
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.259973      8.887526                   7.60%                 1,247         2004
Insurance Products Fund            6.479162      8.259973                  27.49%                 1,247         2003
III - VIP Aggressive
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.964910      9.247818                   3.16%                     0         2004
Insurance Products Fund            7.795442      8.964910                  15.00%                     0         2003
III - VIP Balanced
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.368984      9.639366                   2.89%                     0         2004
Insurance Products Fund            8.154857      9.368984                  14.89%                     0         2003
III - VIP Balanced                                                                                              2002
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.760190      6.699171                  -0.90%                     0         2004
Insurance Products Fund            5.519042      6.760190                  22.49%                     0         2003
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.721922      6.661731                  -0.90%                     0         2004
Insurance Products Fund            5.499502      6.721922                  22.23%                     0         2003
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.277829      8.565898                   3.48%                     0         2004
Insurance Products Fund            6.844349      8.277829                  20.94%                     0         2003
III - VIP Growth & Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.529207      8.806821                   3.25%                 1,148         2004
Insurance Products Fund            7.061039      8.529207                  20.79%                 1,148         2003
III - VIP Growth & Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.471511      6.779429                   4.76%                     0         2004
Insurance Products Fund            5.100632      6.471511                  26.88%                     0         2003
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.810642      7.123432                   4.59%                     0         2004
Insurance Products Fund            5.378587      6.810642                  26.63%                     0         2003
III - VIP Growth
Opportunities Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.796759      24.170104                 22.09%                     0         2004
Insurance Products Fund           14.604795      19.796759                 35.55%                     0         2003
III - VIP Mid Cap
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.467339      15.207369                 21.98%                   879         2004
Insurance Products Fund            9.215801      12.467339                 35.28%                   879         2003
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.166917      13.570644                 11.54%                     0         2004
Insurance Products Fund            7.879962      12.166917                 54.40%                     0         2003
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.468492      12.775007                 11.39%                     0         2004
Insurance Products Fund            7.447769      11.468492                 53.99%                     0         2003
III - VIP Value Strategies                                                                                      2002
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.845443      11.806189                  8.86%                     0         2004
Variable Insurance                 8.875354      10.845443                 22.20%                     0         2003
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.011491      11.645175                 16.32%                     0         2004
Variable Insurance                 7.718664      10.011491                 29.70%                     0         2003
Products Trust - Templeton
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.422247                 14.22%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.871575      12.311434                 13.24%                     0         2004
Index Fund: Class I - Q/NQ         8.251038      10.871575                 31.76%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.314243      11.657317                 13.02%                 1,056         2004
Index Fund: Class II - Q/NQ        7.848669      10.314243                 31.41%                 1,056         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.879191      15.177915                 17.85%                     0         2004
Emerging Markets Fund:             7.993010      12.879191                 61.13%                     0         2003
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.688190                 16.88%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.738994      10.850902                  1.04%                     0         2004
Government Bond Fund:             10.759750      10.738994                 -0.19%                     0         2003
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.401213      10.651104                  2.40%                 2,385         2004
Investor Destinations              9.850848      10.401213                  5.59%                 2,385         2003
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.535690      11.047236                  4.86%                 2,508         2004
Investor Destinations              9.469845      10.535690                 11.26%                 2,508         2003
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.566259      11.325053                  7.18%                     0         2004
Investor Destinations              8.994702      10.566259                 17.47%                     0         2003
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.616108      11.644118                  9.68%                 1,939         2004
Investor Destinations              8.566674      10.616108                 23.92%                 1,939         2003
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.622807      11.852441                 11.58%                     0         2004
Investor Destinations              8.232471      10.622807                 29.04%                     0         2003
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.758385      9.626054                  -1.36%                     0         2004
Market Fund: Class I - Q/NQ        9.910795      9.758385                  -1.54%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.311690      10.311361                 10.74%                 1,495         2004
Fund: Class II - Q/NQ              7.098279      9.311690                  31.18%                 1,274         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.706441      13.436342                 14.78%                     0         2004
Fund: Class I - Q/NQ               7.626939      11.706441                 53.49%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.831199      12.399737                 14.48%                     0         2004
Fund: Class II - Q/NQ              7.075123      10.831199                 53.09%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.282968      13.140642                 16.46%                     0         2004
Fund: Class I - Q/NQ               8.176908      11.282968                 37.99%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.503485      13.370618                 16.23%                     0         2004
Fund: Class II - Q/NQ              8.360527      11.503485                 37.59%                     0         2003
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.125134      13.936622                 14.94%                     0         2004
Risk-Managed Core                 10.000000      12.125134                 21.25%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.913672      9.505724                   6.64%                     0         2004
Trust - MFS Investors              7.429876      8.913672                  19.97%                     0         2003
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.417302      9.420626                  11.92%                     0         2004
Trust - MFS Mid Cap Growth         6.296867      8.417302                  33.67%                     0         2003
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.350443      9.717518                   3.93%                     0         2004
Trust - MFS New Discovery          7.161505      9.350443                  30.57%                     0         2003
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.361374      11.641759                 12.36%                     0         2004
Trust - MFS Value Series:          8.491030      10.361374                 22.03%                     0         2003
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.468137      9.742076                   2.89%                     0         2004
Large Cap Growth Fund II -         8.245580      9.468137                  14.83%                     0         2003
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.327651      11.073562                  7.22%                     0         2004
Large Cap Value Fund II -          7.909027      10.327651                 30.58%                     0         2003
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.563598      10.950301                  3.66%                     0         2004
Managed Allocation Fund -          9.204337      10.563598                 14.77%                     0         2003
Moderate Growth II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.220861                 12.21%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.790431      10.213757                  4.32%                     0         2004
Account Funds -                    7.655884      9.790431                  27.88%                     0         2003
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.008609      12.836296                 16.60%                     0         2004
Account Funds -                    7.866111      11.008609                 39.95%                     0         2003
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.935813      12.720920                 16.32%                     0         2004
Account Funds -                    7.822861      10.935813                 39.79%                     0         2003
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.493158                 14.93%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.476139                 14.76%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.607058      12.375944                  6.62%                     0         2004
Account Funds -                    9.569303      11.607058                 21.29%                     0         2003
Oppenheimer High Income
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.013039      10.693858                  6.80%                 1,009         2004
Account Funds -                    8.093207      10.013039                 23.72%                 1,009         2003
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.731796      13.709040                 16.85%                     0         2004
Account Funds -                    8.304922      11.731796                 41.26%                     0         2003
Oppenheimer Main Street(R)
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.937029      12.665535                  6.10%                     0         2004
Account Funds -                   10.412529      11.937029                 14.64%                     0         2003
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.246297      13.314578                  8.72%                     0         2004
Putnam VT Growth & Income         10.000000      12.246297                 22.46%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.156618      11.547872                 13.70%                     0         2004
Putnam VT International            8.075775      10.156618                 25.77%                     0         2003
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.285942      13.938389                 23.50%                     0         2004
Putnam VT Small Cap Value          7.707185      11.285942                 46.43%                     0         2003
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -            9.979994      10.256913                  2.77%                     0         2004
Putnam VT Voyager Fund:            8.165187      9.979994                  22.23%                     0         2003
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.714541      12.236768                  4.46%                     0         2004
- Capital Appreciation            10.107222      11.714541                 15.90%                     0         2003
Fund - Q/NQ                       10.000000      10.107222                  1.07%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.050064      14.595797                 11.84%                     0         2004
- Growth and Income Fund -        10.543589      13.050064                 23.77%                     0         2003
Q/NQ                              10.000000      10.543589                  5.44%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.105695      16.472773                 16.78%                     0         2004
- International Equity            10.498085      14.105695                 34.36%                     0         2003
Fund - Q/NQ                       10.000000      10.498085                  4.98%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.365091      10.564234                  1.92%                     0         2004
- Investment Grade Bond           10.233302      10.365091                  1.29%                     0         2003
Fund - Q/NQ                       10.000000      10.233302                  2.33%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.026995      14.890752                 14.31%                     0         2004
- Mid-Cap Equity Fund -           10.262462      13.026995                 26.94%                     0         2003
Q/NQ                              10.000000      10.262462                  2.62%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.592149      17.732374                 21.52%                     0         2004
- Small Cap Value Equity          10.771960      14.592149                 35.46%                     0         2003
Fund - Q/NQ                       10.000000      10.771960                  7.72%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.061377      14.735332                 12.82%                     0         2004
- Value Income Stock Fund         10.841609      13.061377                 20.47%                     0         2003
- Q/NQ                            10.000000      10.841609                  8.42%                     0         2002*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.068654      10.253466                  1.84%                     0         2004
Institutional Funds, Inc.         10.000000      10.068654                  0.69%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.710568      16.923842                 33.15%                     0         2004
Institutional Funds, Inc.         10.000000      12.710568                 27.11%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.212825      11.734926                 14.90%                 1,024         2004
Trust - Comstock                   7.981270      10.212825                 27.96%                 1,024         2003
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.615017      9.001111                   4.48%                     0         2004
Trust - Emerging Growth            6.930431      8.615017                  24.31%                     0         2003
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.176252      11.031116                  8.40%                     0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.586484      9.969336                   3.99%                     0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.234829      11.561182                 12.96%                     0         2004
Funds - AIM V.I. Capital
Development Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.984884                  9.85%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.616764      12.844624                 20.98%                     0         2004
Funds - AIM V.I.
International Growth Fund:
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.630217      11.832973                 11.31%                     0         2004
Funds - AIM V.I. Mid Cap
Core Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.967639      10.311054                  3.45%                     0         2004
Funds - AIM V.I. Premier
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.891309      9.173362                   3.17%                     0         2004
Funds - AIM V.I. Premier
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.309015      11.213688                  8.78%                     0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.133092      16.041316                 22.14%                     0         2004
Products Series Fund, Inc.
- AllianceBernsein
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.879086      9.408424                   5.96%                     0         2004
Products Series Fund, Inc.
-
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.365090      14.399825                 16.46%                     0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                10.983445      13.092763                 19.20%                     0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.743377      10.120867                  3.87%                     0         2004
Responsible Growth Fund,
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.567084      11.434335                  8.21%                     0         2004
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.057802      13.013396                  7.93%                     0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.989022      10.697481                  7.09%                     0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.810334      10.276692                  4.75%                     0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.734244      12.642141                  7.74%                     0         2004
- Federated High Income
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.929120      11.076523                 11.56%                     0         2004
- Federated International
Equity Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.071794      12.499218                 12.89%                     0         2004
- Federated Mid Cap Growth
Strategies Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.775341      10.919766                  1.34%                     0         2004
- Federated Quality Bond
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.851113      10.964691                  1.05%                     0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.431146      10.273613                  8.93%                     0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.297474      11.202290                  8.79%                   725         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.618533      7.694090                   0.99%                     0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  5.966905      6.017847                   0.85%                     0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.910922      8.469429                   7.06%                     0         2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.606102      9.206598                   6.98%                     0         2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.610568      10.502352                 -1.02%                     0         2004
Insurance Products Fund -
VIP Money Market
Portfolio: Initial Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.644743      9.594958                  10.99%                     0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.988583      7.744856                  10.82%                     0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.988796                  9.89%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.970005                  9.70%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.077468      10.947069                  8.63%                     0         2004
Insurance Products Fund -
VIP Value Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.040390      10.892643                  8.49%                     0         2004
Insurance Products Fund -
VIP Value Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.503252      9.792282                   3.04%                     0         2004
Insurance Products Fund II
- VIP Asset Manager
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.002423      9.260259                   2.86%                     0         2004
Insurance Products Fund II
- VIP Asset Manager
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.281531      8.573428                   3.52%                     0         2004
Insurance Products Fund II
- VIP Asset Manager Growth
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.736094      7.991930                   3.31%                     0         2004
Insurance Products Fund II
- VIP Asset Manager Growth
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.773384      11.024639                  12.80                     0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.704388      9.803432                  12.63%                     0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.833614      8.474560                   8.18%                     0         2004
Insurance Products Fund II
- VIP Index 500 Portfolio:
Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.480413      12.749685                  2.16%                     0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Initial
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.342132      8.993017                   7.80%                     0         2004
Insurance Products Fund
III - VIP Aggressive
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.247328      8.869399                   7.54%                     0         2004
Insurance Products Fund
III - VIP Aggressive
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.943577      9.221112                   3.10%                     0         2004
Insurance Products Fund
III - VIP Balanced
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.351445      9.616419                   2.83%                     0         2004
Insurance Products Fund
III - VIP Balanced
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.748962      6.684633                  -0.95%                     0         2004
Insurance Products Fund
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.710793      6.647305                  -0.95%                     0         2004
Insurance Products Fund
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.258099      8.541107                   3.43%                     0         2004
Insurance Products Fund
III - VIP Growth & Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.513233      8.785840                   3.20%                     0         2004
Insurance Products Fund
III - VIP Growth & Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.456082      6.759816                   4.70%                     0         2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.797884      7.106463                   4.54%                     0         2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 19.749641      24.100265                 22.03%                     0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.443976      15.171134                 21.92%                     0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.157134      13.552802                 11.48%                     0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.458711      12.757597                 11.34%                     0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.836716      11.790666                  8.80%                     0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.003413      11.629840                 16.26%                     0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.418380                 14.18%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.862786      12.295202                 13.19%                     0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.305447      11.641420                 12.96%                     0         2004
Index Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.866857      15.155615                 17.79%                     0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.684242                 16.84%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.728710      10.834977                  0.99%                     0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.391234      10.635443                  2.35%                     0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.525586      11.031004                  4.80%                     0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.556121      11.308415                  7.13%                     0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.605944      11.627040                  9.63%                     0         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.612611      11.835014                 11.52%                 1,396         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.748839      9.611725                  -1.41%                     0         2004
Market Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.302768      10.296228                 10.68%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.697008      13.418665                 14.72%                     0         2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.821970      12.382849                 14.42%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.273874      13.123350                 16.40%                     0         2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.492446      13.350969                 16.17%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.121002      13.924752                 14.88%                     0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.905120      9.491754                   6.59%                     0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.409236      9.406778                  11.86%                     0         2004
Trust - MFS Mid Cap Growth
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.341483      9.703235                   3.87%                     0         2004
Trust - MFS New Discovery
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.351447      11.624664                 12.30%                     0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.460499      9.729252                   2.84%                     0         2004
Large Cap Growth Fund II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.319320      11.058983                  7.17%                     0         2004
Large Cap Value Fund II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.555081      10.935873                  3.61%                     0         2004
Managed Allocation Fund -
Moderate Growth II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.217069                 12.17%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.781047      10.198749                  4.27%                   769         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.999732      12.819396                 16.54%                     0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.925330      12.702237                 16.26%                     0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.489278                 14.89%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.472268                 14.72%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.597710      12.359655                  6.57%                     0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.003432      10.678133                  6.74%                     0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.722334      13.690993                 16.79%                     0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.925581      12.646924                  6.05%                     0         2004
Account Funds -
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.242120      13.303242                  8.67%                     0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.148426      11.532664                 13.64%                     0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.276843      13.920049                 23.44%                     0         2004
Putnam VT Small Cap Value
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -            9.971943      10.243403                  2.72%                     0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.707238      12.222884                  4.40%                     0         2004
- Capital Appreciation
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.041914      14.579234                 11.79%                     0         2004
- Growth and Income Fund -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.096886      16.454062                 16.72%                     0         2004
- International Equity
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.358620      10.552242                  1.87%                     0         2004
- Investment Grade Bond
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.018888      14.873891                 14.25%                     0         2004
- Mid-Cap Equity Fund -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.583057      17.721265                 21.46%                     0         2004
- Small Cap Value Equity
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.053228      14.718614                 12.76%                     0         2004
- Value Income Stock Fund
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.065212      10.244725                  1.78%                     0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.706237      16.909440                 33.08%                     0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.203044      11.717701                 14.85%                     0         2004
Trust - Comstock
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.606747      8.987884                   4.43%                     0         2004
Trust - Emerging Growth
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                     Optional Benefits Elected (Total 2.45%)

   (Variable account charges of 2.45% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.127480      10.950193                  8.12%                     0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.540521      9.896177                   3.73%                     0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.193572      11.485154                 12.67%                     0         2004
Funds - AIM V.I. Capital
Development Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.966307                  9.66%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.565880      12.750411                 20.68%                     0         2004
Funds - AIM V.I.
International Growth Fund:
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.587367      11.755155                 11.03%                     0         2004
Funds - AIM V.I. Mid Cap
Core Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             9.927454      10.243233                  3.18%                     0         2004
Funds - AIM V.I. Premier
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance             8.848674      9.106047                   2.91%                     0         2004
Funds - AIM V.I. Premier
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.259611      11.131426                  8.50%                     0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        13.070194      15.923709                 21.83%                     0         2004
Products Series Fund, Inc.
- AllianceBernsein
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable         8.836520      9.339381                   5.69%                     0         2004
Products Series Fund, Inc.
-
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        12.305853      14.294230                 16.16%                     0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                10.939189      13.006698                 18.90%                     0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially               9.704087      10.054291                  3.61%                     0         2004
Responsible Growth Fund,
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.524498      11.359158                  7.93%                     0         2004
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         12.037227      12.957997                  7.65%                     0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.946445      10.624676                  6.82%                     0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.768519      10.206740                  4.49%                     0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.678026      12.549430                  7.46%                     0         2004
- Federated High Income
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.889086      11.003688                 11.27%                     0         2004
- Federated International
Equity Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.027174      12.417039                 12.60%                     0         2004
- Federated Mid Cap Growth
Strategies Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.731908      10.847945                  1.08%                     0         2004
- Federated Quality Bond
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.804882      10.890079                  0.79%                     0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.437374      11.340659                  8.65%                     0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.201288      11.069302                  8.51%                   175         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.049763      6.094135                   0.73%                     0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  5.911100      5.946312                   0.60%                     0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.266300      8.827289                   6.79%                     0         2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.525707      9.097289                   6.70%                     0         2004
Insurance Products Fund -
VIP High Income Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.281434      10.150625                 -1.27%                     0         2004
Insurance Products Fund -
VIP Money Market
Portfolio: Initial Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.890913      7.628811                  10.71%                     0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.923266      7.652866                  10.54%                     0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.970215                  9.70%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.951443                  9.51%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.010991      10.847068                  8.35%                     0         2004
Insurance Products Fund -
VIP Value Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.974176      10.793150                  8.21%                     0         2004
Insurance Products Fund -
VIP Value Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.149878      9.404060                   2.78%                     0         2004
Insurance Products Fund II
- VIP Asset Manager
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.918311      9.150279                   2.60%                     0         2004
Insurance Products Fund II
- VIP Asset Manager
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.834411      8.089817                   3.26%                     0         2004
Insurance Products Fund II
- VIP Asset Manager Growth
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.663813      7.897021                   3.04%                     0         2004
Insurance Products Fund II
- VIP Asset Manager Growth
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.612665      9.690489                  12.51%                     0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.623040      9.687007                  12.34%                     0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  7.354517      7.935938                   7.91%                     0         2004
Insurance Products Fund II
- VIP Index 500 Portfolio:
Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.804608      13.047433                  1.90%                     0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Initial
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.278353      8.901450                   7.53%                     0         2004
Insurance Products Fund
III - VIP Aggressive
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.184273      8.779083                   7.27%                     0         2004
Insurance Products Fund
III - VIP Aggressive
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.331167      9.596134                   2.84%                     0         2004
Insurance Products Fund
III - VIP Balanced
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.264053      9.502197                   2.57%                     0         2004
Insurance Products Fund
III - VIP Balanced
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.693059      6.612318                  -1.21%                     0         2004
Insurance Products Fund
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.655151      6.575340                  -1.20%                     0         2004
Insurance Products Fund
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.391174      8.656573                   3.16%                     0         2004
Insurance Products Fund
III - VIP Growth & Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  8.433682      8.681497                   2.94%                     0         2004
Insurance Products Fund
III - VIP Growth & Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.729925      7.028524                   4.44%                     0         2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  6.734329      7.022027                   4.27%                     0         2004
Insurance Products Fund
III - VIP Growth
Opportunities Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 13.305291      16.194823                 21.72%                     0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.327777      14.991072                 21.60%                     0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 12.108165      13.463715                 11.20%                     0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.409892      12.670769                 11.05%                     0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                10.793042      11.713142                  8.52%                     0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton                 9.963092      11.553369                 15.96%                     0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.399085                 13.99%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.819007      12.214367                 12.90%                     0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.261535      11.562196                 12.68%                     0         2004
Index Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                12.805205      15.044465                 17.49%                     0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.664488                 16.64%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.677289      10.755484                  0.73%                     0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.341444      10.557436                  2.09%                     0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.475154      10.950095                  4.53%                     0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.505540      11.225473                  6.85%                     0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.555112      11.541740                  9.35%                     0         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.561754      11.748211                 11.23%                   335         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.701170      9.540278                  -1.66%                     0         2004
Market Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth         9.258178      10.220696                 10.40%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.649890      13.330465                 14.43%                     0         2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         10.775863      12.298586                 14.13%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.228429      13.037055                 16.11%                     0         2004
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.437377      13.253050                 15.87%                     0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              12.100319      13.865464                 14.59%                     0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.862418      9.422093                   6.32%                     0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            8.368909      9.337743                  11.58%                     0         2004
Trust - MFS Mid Cap Growth
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance            9.296718      9.632054                   3.61%                     0         2004
Trust - MFS New Discovery
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.301827      11.539380                 12.01%                     0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB           9.422354      9.665241                   2.58%                     0         2004
Large Cap Growth Fund II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.277741      10.986277                  6.89%                     0         2004
Large Cap Value Fund II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.512546      10.863974                  3.34%                     0         2004
Managed Allocation Fund -
Moderate Growth II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.198106                 11.98%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.734145      10.123912                  4.00%                   182         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.955415      12.735141                 16.25%                     0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.872981      12.609087                 15.97%                     0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.469846                 14.70%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.452862                 14.53%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.550977      12.278391                  6.30%                     0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable               9.955503      10.599815                  6.47%                     0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.675123      13.601011                 16.50%                     0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.868441      12.554163                  5.78%                     0         2004
Account Funds -
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           12.221224      13.246585                  8.39%                     0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.107504      11.456825                 13.35%                     0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.231407      13.828551                 23.12%                     0         2004
Putnam VT Small Cap Value
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -            9.931760      10.176044                  2.46%                     0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.670704      12.153602                  4.14%                     0         2004
- Capital Appreciation
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.001240      14.496624                 11.50%                     0         2004
- Growth and Income Fund -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.052918      16.360844                 16.42%                     0         2004
- International Equity
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.326273      10.492401                  1.61%                     0         2004
- Investment Grade Bond
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of            Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        12.978268      14.789595                 13.96%                     0         2004
- Mid-Cap Equity Fund -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        14.537594      17.611956                 21.15%                     0         2004
- Small Cap Value Equity
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        13.012500      14.635196                 12.47%                     0         2004
- Value Income Stock Fund
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.047999      10.201060                  1.52%                     0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     12.684558      16.837483                 32.74%                     0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.154132      11.631727                 14.55%                     0         2004
Trust - Comstock
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment         8.565496      8.921944                   4.16%                     0         2004
Trust - Emerging Growth
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


                        Maximum Optional Benefits Elected

   (Variable account charges of 3.65% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.950322      11.694222                  6.79%                     0         2004
Funds - AIM V.I. Basic            10.000000      10.950322                  9.50%                     0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.806795      11.071762                  2.45%                     0         2004
Funds - AIM V.I. Capital          10.000000      10.806795                  8.07%                     0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            11.007860      12.250081                 11.28%                     0         2004
Funds - AIM V.I. Capital          10.000000      11.007860                 10.08%                     0         2003*
Development Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.000000      10.876915                  8.77%                     0         2004*
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            11.131919      13.268368                 19.19%                     0         2004
Funds - AIM V.I.                  10.000000      11.131919                 11.32%                     0         2003*
International Growth Fund:
Series II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.723665      11.760060                  9.66%                     0         2004
Funds - AIM V.I. Mid Cap          10.000000      10.723665                  7.24%                     0         2003*
Core Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.692048      10.896439                  1.91%                     0         2004
Funds - AIM V.I. Premier          10.000000      10.692048                  6.92%                     0         2003*
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AIM Variable Insurance            10.688939      10.864526                  1.64%                     0         2004
Funds - AIM V.I. Premier          10.000000      10.688939                  6.89%                     0         2003*
Equity Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.824109      11.599467                  7.16%                     0         2004
Products Series Fund, Inc.        10.000000      10.824109                  8.24%                     0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        11.157833      13.426763                 20.33%                     0         2004
Products Series Fund, Inc.        10.000000      11.157833                 11.58%                     0         2003*
- AllianceBernstein
International Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        10.451795      10.910705                  4.39%                     0         2004
Products Series Fund, Inc.        10.000000      10.451795                  4.52%                     0         2003*
-
AllianceBernstein Large
Cap Growth Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
AllianceBernstein Variable        11.334631      13.004167                 14.73%                     0         2004
Products Series Fund, Inc.        10.000000      11.334631                 13.35%                     0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Investment                11.063842      12.993187                 17.44%                     0         2004
Portfolios - Small Cap            10.000000      11.063842                 10.64%                     0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Dreyfus Socially              10.783252      11.034981                  2.33%                     0         2004
Responsible Growth Fund,          10.000000      10.783252                  7.83%                     0         2003*
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.862589      11.579886                  6.60%                     0         2004
Inc.: Initial Shares - Q/NQ       10.000000      10.862589                  8.63%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Dreyfus Stock Index Fund,         10.856431      11.543162                  6.33%                     0         2004
Inc.: Service Shares - Q/NQ       10.000000      10.856431                  8.56%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.135499      11.748529                  5.51%                     0         2004
- Federated American              10.000000      11.135499                 11.35%                     0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.841129      11.188150                  3.20%                     0         2004
- Federated Capital               10.000000      10.841129                  8.41%                     0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.417563      11.057208                  6.14%                     0         2004
- Federated High Income           10.000000      10.417563                  4.18%                     0         2003*
Bond Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        11.020385      12.111733                  9.90%                     0         2004
- Federated International         10.000000      11.020385                 10.20%                     0         2003*
Equity Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series        10.941411      12.168952                 11.22%                     0         2004
- Federated Mid Cap Growth        10.000000      10.941411                  9.41%                     0         2003*
Strategies Fund II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.916073      9.899984                  -0.16%                     0         2004
- Federated Quality Bond          10.000000      9.916073                  -0.84%                     0         2003*
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Federated Insurance Series         9.916089      9.871327                  -0.45%                     0         2004
- Federated Quality Bond          10.000000      9.916089                  -0.84%                     0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.088270      11.899731                  7.32%                     0         2004
Insurance Products Fund -         10.000000      11.088270                 10.88%                     0         2003*
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.080691      11.875666                  7.17%                     0         2004
Insurance Products Fund -         10.000000      11.080691                 10.81%                     0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.790871      10.736295                 -0.51%                     0         2004
Insurance Products Fund -         10.000000      10.790871                  7.91%                     0         2003*
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.785656      10.716426                 -0.64%                     0         2004
Insurance Products Fund -         10.000000      10.785656                  7.86%                     0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.435622      11.006788                  5.47%                     0         2004
Insurance Products Fund -         10.000000      10.435622                  4.36%                     0         2003*
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.423673      10.985726                  5.39%                     0         2004
Insurance Products Fund -         10.000000      10.423673                  4.24%                     0         2003*
VIP High Income Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.929738      9.682745                  -2.49%                     0         2004
Insurance Products Fund -         10.000000      9.929738                  -0.70%                     0         2003*
VIP Money Market
Portfolio: Initial Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.297361      12.353316                  9.35%                     0         2004
Insurance Products Fund -         10.000000      11.297361                 12.97%                     0         2003*
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.292118      12.328631                  9.18%                     0         2004
Insurance Products Fund -         10.000000      11.292118                 12.92%                     0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.880788                  8.81%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.000000      10.862176                  8.62%                     0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.871191      11.634249                  7.02%                     0         2004
Insurance Products Fund -         10.000000      10.871191                  8.71%                     0         2003*
VIP Value Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.864086      11.611567                  6.88%                     0         2004
Insurance Products Fund -         10.000000      10.864086                  8.64%                     0         2003*
VIP Value Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.407568      10.565116                  1.51%                     0         2004
Insurance Products Fund II        10.000000      10.407568                  4.08%                     0         2003*
- VIP Asset Manager
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.403593      10.542909                  1.34%                     0         2004
Insurance Products Fund II        10.000000      10.403593                  4.04%                     0         2003*
- VIP Asset Manager
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.590889      10.801662                  1.99%                     0         2004
Insurance Products Fund II        10.000000      10.590889                  5.91%                     0         2003*
- VIP Asset Manager Growth
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.594480      10.782590                  1.78%                     0         2004
Insurance Products Fund II        10.000000      10.594480                  5.94%                     0         2003*
- VIP Asset Manager Growth
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.838556      12.044964                 11.13%                     0         2004
Insurance Products Fund II        10.000000      10.838556                  8.39%                     0         2003*
- VIP Contrafund(R)
Portfolio: Service Class
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.833984      12.021065                 10.96%                     0         2004
Insurance Products Fund II        10.000000      10.833984                  8.34%                     0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
-Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.862126      11.576701                  6.58%                     0         2004
Insurance Products Fund II        10.000000      10.862126                  8.62%                     0         2003*
- VIP Index 500 Portfolio:
Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                  9.980825      10.045000                  0.64%                     0         2004
Insurance Products Fund II        10.000000      9.980825                  -0.19%                     0         2003*
- VIP Investment Grade
Bond Portfolio: Initial
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.734692      11.400675                  6.20%                     0         2004
Insurance Products Fund           10.000000      10.734692                  7.35%                     0         2003*
III - VIP Aggressive
Growth Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.730138      11.368377                  5.95%                     0         2004
Insurance Products Fund           10.000000      10.730138                  7.30%                     0         2003*
III - VIP Aggressive
Growth Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.310998      10.473355                  1.57%                     0         2004
Insurance Products Fund           10.000000      10.310998                  3.11%                     0         2003*
III - VIP Balanced
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.312826      10.447814                  1.31%                     0         2004
Insurance Products Fund           10.000000      10.312826                  3.13%                     0         2003*
III - VIP Balanced
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.646826      10.38898                  -2.42%                     0         2004
Insurance Products Fund           10.000000      10.646826                  6.47%                     0         2003*
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.635051      10.378259                 -2.41%                     0         2004
Insurance Products Fund           10.000000      10.635051                  6.35%                     0         2003*
III - VIP Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.463595      10.661769                  1.89%                     0         2004
Insurance Products Fund           10.000000      10.463595                  4.64%                     0         2003*
III - VIP Growth & Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.467636      10.642673                  1.67%                     0         2004
Insurance Products Fund           10.000000      10.467636                  4.68%                     0         2003*
III - VIP Growth & Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.773532      11.113158                  3.15%                     0         2004
Insurance Products Fund           10.000000      10.773532                  7.74%                     0         2003*
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 10.770736      11.092742                  2.99%                     0         2004
Insurance Products Fund           10.000000      10.770736                  7.71%                     0         2003*
III - VIP Growth
Opportunities Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.343571      13.637347                 20.22%                     0         2004
Insurance Products Fund           10.000000      11.343571                 13.44%                     0         2003*
III - VIP Mid Cap
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.330820      13.609354                 20.11%                     0         2004
Insurance Products Fund           10.000000      11.330820                 13.31%                     0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable                 11.007615      12.089438                  9.83%                     0         2004
Insurance Products Fund           10.000000      11.007615                 10.08%                     0         2003*
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Fidelity Variable            10.998282           12.063467                  9.69%                     0         2004
Insurance Products Fund      10.000000           10.998282                  9.98%                     0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           10.731928           11.503574                  7.19%                     0         2004
Variable Insurance           10.000000           10.731928                  7.32%                     0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 1 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Franklin Templeton           11.061419           12.669288                 14.54%                     0         2004
Variable Insurance           10.000000           11.061419                 10.61%                     0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 1 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT                 10.000000      11.306214                 13.06%                     0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.959966      12.221324                 11.51%                     0         2004
Index Fund: Class I - Q/NQ        10.000000      10.959966                  9.60%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Dreyfus GVIT Mid Cap         10.949835      12.186003                 11.29%                     0         2004
Index Fund: Class II - Q/NQ       10.000000      10.949835                  9.50%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                11.851031      13.752227                 16.04%                     0         2004
Emerging Markets Fund:            10.000000      11.851031                 18.51%                     0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.000000      11.569404                 15.69%                     0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                 9.850846      9.800927                  -0.51%                     0         2004
Government Bond Fund:             10.000000      9.850846                  -1.49%                     0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.149122      10.233646                  0.83%                     0         2004
Investor Destinations             10.000000      10.149122                  1.49%                     0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.356463      10.692871                  3.25%                     0         2004
Investor Destinations             10.000000      10.356463                  3.56%                     0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.573615      11.159272                  5.54%                     0         2004
Investor Destinations             10.000000      10.573615                  5.74%                     0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.823276      11.689439                  8.00%                     0         2004
Investor Destinations             10.000000      10.823276                  8.23%                     0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT                10.982748      12.066271                  9.87%                     0         2004
Investor Destinations             10.000000      10.982748                  9.83%                     0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT Gartmore GVIT Money           9.919528      9.635011                  -2.87%                     0         2004
Market Fund: Class I - Q/NQ       10.000000      9.919528                  -0.80%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Growth        10.588669      11.545736                  9.04%                     0         2004
Fund: Class II - Q/NQ             10.000000      10.588669                  5.89%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.465132      12.957733                 13.02%                     0         2004
Fund: Class I - Q/NQ              10.000000      11.465132                 14.65%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Cap Value         11.469816      12.929622                 12.73%                     0         2004
Fund: Class II - Q/NQ             10.000000      11.469816                 14.70%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.012767      12.629439                 14.68%                     0         2004
Fund: Class I - Q/NQ              10.000000      11.012767                 10.13%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
GVIT GVIT Small Company           11.000924      12.590579                 14.45%                     0         2004
Fund: Class II - Q/NQ             10.000000      11.000924                 10.01%                     0         2003*
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Janus Aspen Series -              10.911049      12.348989                 13.18%                     0         2004
Risk-Managed Core                 10.000000      10.911049                  9.11%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.418475      10.940178                  5.01%                     0         2004
Trust - MFS Investors             10.000000      10.418475                  4.18%                     0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.732106      11.827195                 10.20%                     0         2004
Trust - MFS Mid Cap Growth        10.000000      10.732106                  7.32%                     0         2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           10.539514      10.785320                  2.33%                     0         2004
Trust - MFS New Discovery         10.000000      10.539514                  5.40%                     0         2003*
Series: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MFS(R) Variable Insurance           11.062664      12.239260                 10.64%                     0         2004
Trust - MFS Value Series:         10.000000      11.062664                 10.63%                     0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.555439      10.694348                  1.32%                     0         2004
Large Cap Growth Fund II -        10.000000      10.555439                  5.55%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          11.110426      11.730304                  5.58%                     0         2004
Large Cap Value Fund II -         10.000000      11.110426                 11.10%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
MTB Group of Funds - MTB          10.499765      10.717290                  2.07%                     0         2004
Managed Allocation Fund -         10.000000      10.499765                  5.00%                     0         2003*
Moderate Growth II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Neuberger Berman Advisers         10.000000      11.106843                 11.07%                     0         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.826593      11.121612                  2.72%                     0         2004
Account Funds -                   10.000000      10.826593                  8.27%                     0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.377837      13.063564                 14.82%                     0         2004
Account Funds -                   10.000000      11.377837                 13.78%                     0         2003*
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.375481      13.029617                 14.54%                     0         2004
Account Funds -                   10.000000      11.375481                 13.75%                     0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.376401                 13.76%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.000000      11.359547                 13.60%                     0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.415879      10.935632                  4.99%                     0         2004
Account Funds -                   10.000000      10.415879                  4.16%                     0         2003*
Oppenheimer High Income
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.813798      11.372080                  5.16%                     0         2004
Account Funds -                   10.000000      10.813798                  8.14%                     0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              11.143401      12.821982                 15.06%                     0         2004
Account Funds -                   10.000000      11.143401                 11.43%                     0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Oppenheimer Variable              10.288844      10.749440                  4.48%                     0         2004
Account Funds -                   10.000000      10.288844                  2.89%                     0         2003*
Oppenheimer Strategic Bond
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.005673      11.782359                  7.06%                     0         2004
Putnam VT Growth & Income         10.000000      11.005673                 10.06%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.187749      12.525374                 11.96%                     0         2004
Putnam VT International           10.000000      11.187749                 11.88%                     0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           11.530757      14.022586                 21.61%                     0         2004
Putnam VT Small Cap Value         10.000000      11.530757                 15.31%                     0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Putnam Variable Trust -           10.515496      10.641619                  1.20%                     0         2004
Putnam VT Voyager Fund:           10.000000      10.515498                  5.15%                     0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.639763      10.943718                  2.86%                     0         2004
- Capital Appreciation            10.000000      10.639763                  6.40%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.098255      12.222598                 10.13%                     0         2004
- Growth and Income Fund -        10.000000      11.098255                 10.98%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percentage Change   Number of             Period
                             Value at            Value at End of     in Accumulation     Accumulation Units
                             Beginning of        Period              Unit Value          at End of Period
                             Period
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.449962      13.166495                 14.99%                     0         2004
- International Equity            10.000000      11.449962                 14.50%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust         9.881543      9.917006                   0.36%                     0         2004
- Investment Grade Bond           10.000000      9.881543                  -1.18%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.016801      12.399979                 12.56%                     0         2004
- Mid-Cap Equity Fund -           10.000000      11.016801                 10.17%                     0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        11.318866      13.543966                 19.66%                     0         2004
- Small Cap Value Equity          10.000000      11.318866                 13.19%                     0         2003*
Fund - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
STI Classic Variable Trust        10.972120      12.188625                 11.09%                     0         2004
- Value Income Stock Fund         10.000000      10.972120                  9.72%                     0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                      9.994478      10.021906                  0.27%                     0         2004
Institutional Funds, Inc.         10.000000      9.994478                  -0.06%                     0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
The Universal                     10.618554      13.921792                 31.11%                     0         2004
Institutional Funds, Inc.         10.000000      10.618554                  6.19%                     0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.880171      12.310194                 13.14%                     0         2004
Trust - Comstock                  10.000000      10.880171                  8.80%                     0         2003*
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
Van Kampen Life Investment        10.614066      10.919778                  2.88%                     0         2004
Trust - Emerging Growth           10.000000      10.614066                  6.14%                     0         2003*
Portfolio: Class II Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------
---------------------------- ------------------- ------------------- ------------------- -------------------- ----------

---------------------------- ------------------- ------------------- ------------------- -------------------- ----------


             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-7
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         1,442,515 shares (cost $13,245,890)..................................................   $     16,963,979
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         150,020 shares (cost $2,820,402).....................................................          3,375,441
    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         13,035 shares (cost $151,489)........................................................            191,358
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         5,727 shares (cost $74,052)..........................................................             83,447
    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
         86,720 shares (cost $1,309,937)......................................................          1,704,044
    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         55,360 shares (cost $624,670)........................................................            725,773
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         24,298 shares (cost $459,767)........................................................            517,548
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         101,177 shares (cost $1,746,917).....................................................          2,142,923
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         423,843 shares (cost $8,181,148).....................................................         10,117,126
    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         377,770 shares (cost $4,769,578).....................................................          6,274,754
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         132,879 shares (cost $2,606,230).....................................................          3,070,839
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         791,808 shares (cost $9,296,098).....................................................         13,294,462
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         60,177 shares (cost $751,355)........................................................            938,163
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         16,876 shares (cost $396,792)........................................................            424,766
    Dreyfus Stock Index Fund, Inc - Initial Shares (DryStkIx)
         64,202 shares (cost $1,662,501)......................................................          1,983,197
    Dreyfus Stock Index Fund, Inc - Service Shares (DryStklxS)
         155,878 shares (cost $4,438,756).....................................................          4,816,622
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         129,393 shares (cost $2,213,162).....................................................          2,662,899
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         481,077 shares (cost $2,370,088).....................................................          2,799,871
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         1,693,355 shares (cost $12,601,186)..................................................         13,834,709
    Federated IS - International Equity Fund II (FedIntEq)
         15,561 shares (cost $171,749)........................................................            205,720
    Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
         34,565 shares (cost $574,930)........................................................            726,553
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         291,916 shares (cost $3,396,956).....................................................          3,406,662
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,390,007 shares (cost $16,235,642)..................................................         16,165,787

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         1,852,462 shares (cost $41,546,151)..................................................   $     46,996,950
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,546,070 shares (cost $35,003,545)..................................................         39,084,658
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         2,095,429 shares (cost $43,886,572)..................................................         52,574,306
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,414,138 shares (cost $63,299,802)..................................................         45,266,559
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,413,838 shares (cost $63,724,643)..................................................         45,073,165
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,119,216 shares (cost $30,536,680)..................................................         35,411,995
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         5,646,965 shares (cost $33,962,088)..................................................         39,528,757
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,208,255 shares (cost $22,494,100)..................................................         22,361,541
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         3,136,717 shares (cost $19,345,559)..................................................         21,674,717
    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         38,368,433 shares (cost $38,368,433).................................................         38,368,433
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,788,982 shares (cost $30,905,305)..................................................         31,342,966
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         707,478 shares (cost $9,722,846).....................................................         12,338,409
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         536,404 shares (cost $7,369,077).....................................................          9,328,067
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         140,158 shares (cost $2,141,577).....................................................          2,424,731
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         64,312 shares (cost $970,716)........................................................          1,120,962
    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
         72,241 shares (cost $697,865)........................................................            861,833
    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         136,991 shares (cost $1,268,596).....................................................          1,626,083
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
         459,180 shares (cost $6,357,960).....................................................          5,868,323
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
         338,634 shares (cost $4,797,334).....................................................          4,297,260
    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         247,497 shares (cost $3,044,620).....................................................          3,120,934
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         581,071 shares (cost $8,273,114).....................................................          8,628,904
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         485,089 shares (cost $7,468,387).....................................................          7,155,060
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         338,403 shares (cost $4,756,292).....................................................          4,954,221
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
         2,528,569 shares (cost $62,570,583)..................................................         67,310,517
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         1,873,331 shares (cost $45,672,164)..................................................         49,699,484
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         1,973,810 shares (cost $40,444,133)..................................................         52,009,886

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         687,178 shares (cost $95,663,721).....................................................  $     94,658,774
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         5,224,569 shares (cost $68,674,616)..................................................         69,225,535
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         20,091 shares (cost $146,655)........................................................            175,395
    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         372,670 shares (cost $2,707,963).....................................................          3,208,692
    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         3,343,219 shares (cost $47,993,881)..................................................         47,975,187
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,224,392 shares (cost $17,108,185)..................................................         17,484,320
    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         681,979 shares (cost $9,049,566).....................................................          9,684,104
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         66,635 shares (cost $424,867)........................................................            476,443
    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         515,400 shares (cost $3,139,872).....................................................          3,664,497
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         1,894,134 shares (cost $27,878,070)..................................................         26,347,407
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         2,413,803 shares (cost $36,859,690)..................................................         33,382,902
    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,390,479 shares (cost $17,407,379)..................................................         19,063,462
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         7,596,472 shares (cost $152,884,337).................................................        122,075,302
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,255,772 shares (cost $48,129,422)..................................................         36,205,145
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         459,614 shares (cost $7,295,559).....................................................          7,335,441
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         149,495 shares (cost $3,067,722).....................................................          4,511,752
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         810,382 shares (cost $16,143,921)....................................................         24,368,175
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,946,299 shares (cost $38,630,175)..................................................         58,155,409
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         29,895 shares (cost $318,321)........................................................            421,227
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         611,348 shares (cost $7,812,132).....................................................          8,644,458
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv)
         131,414 shares (cost $2,020,414).....................................................          2,332,591
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)
         33,510 shares (cost $409,984)........................................................            486,895
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         5,792 shares (cost $81,070)..........................................................             90,015
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         57,656 shares (cost $831,639)........................................................            957,090
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         506,820 shares (cost $6,887,026).....................................................          8,387,870
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         193,820 shares (cost $2,031,439).....................................................          2,091,320

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         69,497 shares (cost $732,805)........................................................   $        752,649
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         2,477,131 shares (cost $30,201,663)..................................................         28,784,257
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         1,680,234 shares (cost $16,600,607)..................................................         19,356,290
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         3,539,265 shares (cost $35,724,624)..................................................         36,985,318
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         12,941,622 shares (cost $125,358,868)................................................        145,722,662
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         5,170,783 shares (cost $49,534,097)..................................................         59,567,422
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         4,815,738 shares (cost $47,652,101)..................................................         52,539,697
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         88,148 shares (cost $1,259,887)......................................................          1,370,698
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         21,470,532 shares (cost $21,470,532).................................................         21,470,532
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         281,782 shares (cost $3,381,904).....................................................          4,116,841
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         46,485 shares (cost $528,112)........................................................            586,640
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         654,291 shares (cost $7,091,779).....................................................          8,211,353
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         34,724 shares (cost $700,468)........................................................            797,272
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         289,874 shares (cost $6,186,412).....................................................          6,609,123
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         38,619 shares (cost $511,594)........................................................            524,835
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         606,495 shares (cost $4,785,269).....................................................          5,664,667
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         1,225,420 shares (cost $7,190,489)...................................................          8,577,943
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         316,372 shares (cost $3,804,456).....................................................          4,653,834
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         630,599 shares (cost $6,067,461).....................................................          7,611,325
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         9,468 shares (cost $131,995).........................................................            132,454
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         496,849 shares (cost $15,334,345)....................................................         18,249,258
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         5,799 shares (cost $146,063).........................................................            171,929
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         171,983 shares (cost $4,401,180).....................................................          5,047,691
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         24,710 shares (cost $579,774)........................................................            729,191
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         340,384 shares (cost $7,525,769).....................................................          9,983,465
    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         221,581 shares (cost $1,794,378).....................................................          1,949,911

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         866,551 shares (cost $14,607,286)....................................................   $     17,937,601
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
         51,937 shares (cost $627,145)........................................................            833,586
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         3,487,082 shares (cost $16,963,596)..................................................         18,446,665
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         32,297 shares (cost $709,270)........................................................            821,642
    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
         35,785 shares (cost $455,633)........................................................            526,395
    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         21,004 shares (cost $305,901)........................................................            478,675
    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
         36,359 shares (cost $887,224)........................................................            988,963
    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
         17,976 shares (cost $276,808)........................................................            295,174
    STI Classic Variable Trust - Growth & Income Fund (STICVTGrInc)
         5,863 shares (cost $61,082)..........................................................             67,130
    STI Classic Variable Trust - International Equity Fund (STICVTInt)
         2,150 shares (cost $19,966)..........................................................             23,782
    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
         653 shares (cost $6,668).............................................................              6,754
    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
         15,127 shares (cost $155,111)........................................................            179,560
    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
         5,552 shares (cost $91,351)..........................................................            101,768
    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)
         20,255 shares (cost $253,771)........................................................            290,049
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,527,107 shares (cost $16,103,208)..................................................         20,906,093
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         239,528 shares (cost $5,167,874).....................................................          6,189,397
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         100,392 shares (cost $1,154,496).....................................................          1,155,512
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
         189,893 shares (cost $3,263,473).....................................................          3,870,025
    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         250,379 shares (cost $2,345,680).....................................................          2,558,877
    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         261,923 shares (cost $2,425,838).....................................................          2,889,014
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         2,942,527 shares (cost $29,391,858)..................................................         32,603,195
                                                                                                 ----------------
           Total investments..................................................................      1,917,601,886
Accounts receivable...........................................................................            509,732
                                                                                                 ----------------
           Total assets.......................................................................      1,918,111,618
Accounts payable..............................................................................                  -
                                                                                                 ----------------
Contract owners' equity (note 4) .............................................................   $  1,918,111,618
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total           AIMBValue2          AIMCapAp2          AIMCapDev
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $    31,474,653                  -                  -                  -
   Mortality and expense risk charges (note 2) ...       (23,834,947)          (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         7,639,706           (202,560)           (42,401)            (1,862)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........       394,325,076          1,239,005            653,749             12,815
   Cost of mutual fund shares sold ...............      (427,571,169)          (880,047)          (526,438)            (9,423)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........       (33,246,093)           358,958            127,311              3,392
   Change in unrealized gain (loss)
     on investments ..............................       158,968,781          1,258,724             37,375             19,455
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............       125,722,688          1,617,682            164,686             22,847
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................         8,982,158                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $   142,344,552          1,415,122            122,285             20,985
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMCapDev2         AIMIntGr2         AIMMidCore          AIMPreEq
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -              7,840              1,057              2,345
   Mortality and expense risk charges (note 2) ...            (1,532)           (19,387)            (7,240)            (5,081)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,532)           (11,547)            (6,183)            (2,736)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           311,923            379,202            113,574             19,889
   Cost of mutual fund shares sold ...............          (306,652)          (312,507)           (85,403)           (15,967)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,271             66,695             28,171              3,922
   Change in unrealized gain (loss)
     on investments ..............................             9,395            268,145             21,923             19,928
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            14,666            334,840             50,094             23,850
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             31,198                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            13,134            323,293             75,109             21,114
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    AIMPreEq2           AlGrIncB         AlIntlValB          AlPremGrB
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $         6,614             67,988             28,522                  -
   Mortality and expense risk charges (note 2) ...           (26,763)          (120,910)           (80,363)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (20,149)           (52,922)           (51,841)           (38,244)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           103,797            800,078          2,439,911            372,892
   Cost of mutual fund shares sold ...............           (86,294)          (590,831)        (2,039,219)          (307,802)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            17,503            209,247            400,692             65,090
   Change in unrealized gain (loss)
     on investments ..............................            87,204            708,816            899,828            169,406
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           104,707            918,063          1,300,520            234,496
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             14,261                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        84,558            865,141          1,262,940            196,252
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   AISmCapValB        DrySmCapIxS          DrySRGro          DryStkIx
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             9,158              3,330              1,638             32,892
   Mortality and expense risk charges (note 2) ...          (150,760)            (8,813)            (4,590)           (19,569)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (141,602)            (5,483)            (2,952)            13,323
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,490,347            125,840            123,832             73,764
   Cost of mutual fund shares sold ...............        (1,044,325)           (85,808)          (102,985)           (59,570)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           446,022             40,032             20,847             14,194
   Change in unrealized gain (loss)
     on investments ..............................         1,383,549             95,447             (3,939)           135,230
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,829,571            135,479             16,908            149,424
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           274,737             19,037                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,962,706            149,033             13,956            162,747
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    DryStklxS          FedAmLeadS         FedCapApS          FedHiIncS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        60,016             30,163             11,779            868,268
   Mortality and expense risk charges (note 2) ...           (49,055)           (30,696)           (33,692)          (166,352)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            10,961               (533)           (21,913)           701,916
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,013,279            164,743            199,406          2,510,355
   Cost of mutual fund shares sold ...............          (904,875)          (129,278)          (159,883)        (2,275,482)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           108,404             35,465             39,523            234,873
   Change in unrealized gain (loss)
     on investments ..............................           233,406            159,483            131,965            131,581
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           341,810            194,948            171,488            366,454
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       352,771            194,415            149,575          1,068,370
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FedIntEq           FedMidCapGr        FedQualBd          FedQualBdS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -            115,671            632,722
   Mortality and expense risk charges (note 2) ...            (1,972)            (6,443)           (36,141)          (210,476)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,972)            (6,443)            79,530            422,246
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,220             16,082            459,051          2,486,386
   Cost of mutual fund shares sold ...............           (14,363)           (11,029)          (461,629)        (2,531,733)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             5,857              5,053             (2,578)           (45,347)
   Change in unrealized gain (loss)
     on investments ..............................            17,890             85,600            (25,250)          (230,692)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            23,747             90,653            (27,828)          (276,039)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             25,388            143,313
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            21,775             84,210             77,090            289,520
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPEI          FidVIPEIS          FidVIPEI2          FidVIPGr
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       789,587            543,985            643,625            148,560
   Mortality and expense risk charges (note 2) ...          (682,583)          (376,990)          (621,091)          (719,606)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           107,004            166,995             22,534           (571,046)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        10,880,414          4,314,830          2,457,970         15,559,453
   Cost of mutual fund shares sold ...............       (11,845,691)        (4,636,703)        (2,458,362)       (25,569,289)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (965,277)          (321,873)              (392)       (10,009,836)
   Change in unrealized gain (loss)
     on investments ..............................         5,063,430          3,721,210          4,368,617         11,119,633
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         4,098,153          3,399,337          4,368,225          1,109,797
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           188,624            137,596            167,733                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     4,393,781          3,703,928          4,558,492            538,751
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPGrS          FidVIPGr2           FidVIPHI           FidVIPHIS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................            81,433             48,769          3,473,851          1,895,179
   Mortality and expense risk charges (note 2) ...          (476,288)          (462,556)          (578,467)          (227,587)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (394,855)          (413,787)         2,895,384          1,667,592
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         7,550,518          5,825,477         19,748,417          4,689,727
   Cost of mutual fund shares sold ...............       (13,172,155)        (7,046,614)       (16,561,836)        (7,677,274)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (5,621,637)        (1,221,137)         3,186,581         (2,987,547)
   Change in unrealized gain (loss)
     on investments ..............................         6,896,242          2,105,803         (3,135,682)         3,121,143
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,274,605            884,666             50,899            133,596
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           879,750            470,879          2,946,283          1,801,188
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPHI2          FidVIPMMkt         FidVIPOv           FidVIPOvS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     1,667,968            528,358            394,920            148,221
   Mortality and expense risk charges (note 2) ...          (276,181)          (570,374)          (448,299)          (128,235)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................         1,391,787            (42,016)           (53,379)            19,986
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,602,238         38,083,333          8,304,826          3,274,177
   Cost of mutual fund shares sold ...............        (4,167,675)       (38,083,333)       (12,829,934)        (3,640,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (565,437)                 -         (4,525,108)          (365,926)
   Change in unrealized gain (loss)
     on investments ..............................           778,319                  -          7,953,977          1,680,337
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           212,882                  -          3,428,869          1,314,411
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,604,669            (42,016)         3,375,490          1,334,397
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPOvS2        FidVIPOvS2R         FidVIPOvSR         FidVIPVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           104,736                  -                  -              7,896
   Mortality and expense risk charges (note 2) ...          (121,519)           (11,017)            (5,062)            (7,229)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (16,783)           (11,017)            (5,062)               667
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,604,308             90,520             57,294            246,439
   Cost of mutual fund shares sold ...............        (2,154,667)           (92,309)           (56,671)          (197,884)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           449,641             (1,789)               623             48,555
   Change in unrealized gain (loss)
     on investments ..............................           507,224            283,154            150,247             23,959
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           956,865            281,365            150,870             72,514
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           940,082            270,348            145,808             73,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPVal2         FidVIPAMGr         FidVIPAMGrS       FidVIPAMGrS2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,941            148,104            104,227             75,412
   Mortality and expense risk charges (note 2) ...           (20,482)           (87,198)           (44,586)           (44,739)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (5,541)            60,906             59,641             30,673
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           222,146          1,488,540            834,040            617,488
   Cost of mutual fund shares sold ...............          (194,000)        (2,013,760)        (1,151,307)          (730,934)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            28,146           (525,220)          (317,267)          (113,446)
   Change in unrealized gain (loss)
     on investments ..............................           114,652            720,692            454,286            206,525
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           142,798            195,472            137,019             93,079
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       137,257            256,378            196,660            123,752
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPAM           FidVIPAMS          FidVIPAM2          FidVIPCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           276,426            208,893            131,161            238,562
   Mortality and expense risk charges (note 2) ...          (136,210)           (76,211)           (64,936)          (941,478)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           140,216            132,682             66,225           (702,916)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,962,299          1,472,888            579,342         14,203,593
   Cost of mutual fund shares sold ...............        (3,453,135)        (1,829,299)          (643,294)       (14,935,509)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (490,836)          (356,411)           (63,952)          (731,916)
   Change in unrealized gain (loss)
     on investments ..............................           697,116            511,921            183,868         10,020,079
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           206,280            155,510            119,916          9,288,163
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           346,496            288,192            186,141          8,585,247
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    FidVIPConS          FidVIPCon2        FidVIPI500         FidVIPIGBd
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       121,043             91,913          1,291,497          3,470,156
   Mortality and expense risk charges (note 2) ...          (474,304)          (609,577)        (1,169,375)          (952,551)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (353,261)          (517,664)           122,122          2,517,605
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,374,902          2,568,659         19,279,302         25,747,923
   Cost of mutual fund shares sold ...............        (5,579,795)        (2,496,758)       (24,039,437)       (25,367,922)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (204,893)            71,901         (4,760,135)           380,001
   Change in unrealized gain (loss)
     on investments ..............................         6,857,435          6,551,231         12,914,214         (3,080,859)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         6,652,542          6,623,132          8,154,079         (2,700,858)
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -          2,496,077
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     6,299,281          6,105,468          8,276,201          2,312,824
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPAgGrS        FidVIPAgGr2         FidVIPBal          FidVIPBalS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -          1,130,860            365,312
   Mortality and expense risk charges (note 2) ...            (1,834)           (40,848)          (731,006)          (177,954)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (1,834)           (40,848)           399,854            187,358
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           112,605            969,628         12,857,545          2,708,619
   Cost of mutual fund shares sold ...............          (106,417)          (750,182)       (12,977,576)        (3,037,142)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             6,188            219,446           (120,031)          (328,523)
   Change in unrealized gain (loss)
     on investments ..............................            11,350             58,133          1,622,373            883,879
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            17,538            277,579          1,502,342            555,356
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            15,704            236,731          1,902,196            742,714
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPBal2        FidVIPDyCapS       FidVIPDyCap2        FidVIPGrIn
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       188,766                  -                  -            274,500
   Mortality and expense risk charges (note 2) ...          (129,712)            (5,146)           (49,712)          (406,662)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            59,054             (5,146)           (49,712)          (132,162)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,435,945            268,348            600,625          8,147,727
   Cost of mutual fund shares sold ...............        (1,520,140)          (248,445)          (578,776)       (10,088,880)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           (84,195)            19,903             21,849         (1,941,153)
   Change in unrealized gain (loss)
     on investments ..............................           373,317            (20,731)              (160)         3,152,764
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           289,122               (828)            21,689          1,211,611
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       348,176             (5,974)           (28,023)         1,079,449
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPGrInS        FidVIPGrIn2         FidVIPGrOp         FidVIPGrOpS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           288,084            149,273            773,250            182,251
   Mortality and expense risk charges (note 2) ...          (345,518)          (246,275)        (1,843,284)          (370,613)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (57,434)           (97,002)        (1,070,034)          (188,362)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,430,344          2,299,629         35,823,818          6,064,927
   Cost of mutual fund shares sold ...............        (6,893,147)        (2,672,413)       (44,850,763)        (9,227,248)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........        (1,462,803)          (372,784)        (9,026,945)        (3,162,321)
   Change in unrealized gain (loss)
     on investments ..............................         3,012,882          1,227,443         16,630,642          5,396,271
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,550,079            854,659          7,603,697          2,233,950
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,492,645            757,657          6,533,663          2,045,588
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPGrOp2         FidVIPMCap         FidVIPMCapS       FidVIPMCap2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        25,870                  -                  -                  -
   Mortality and expense risk charges (note 2) ...           (90,568)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           (64,698)           (47,993)          (220,506)          (653,330)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         1,073,147            498,915          3,891,529          3,872,712
   Cost of mutual fund shares sold ...............        (1,328,165)          (374,046)        (2,976,735)        (3,007,756)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........          (255,018)           124,869            914,794            864,956
   Change in unrealized gain (loss)
     on investments ..............................           707,143            728,387          3,989,401         10,584,029
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           452,125            853,256          4,904,195         11,448,985
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       387,427            805,263          4,683,689         10,795,655
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPValS         FidVIPValS2        FrVIPRisDiv        FrVIPForSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             14,439              5,614
   Mortality and expense risk charges (note 2) ...            (3,749)           (96,089)           (21,450)            (4,728)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (3,749)           (96,089)            (7,011)               886
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            20,713          3,708,050            122,860             93,665
   Cost of mutual fund shares sold ...............           (13,004)        (3,230,271)          (102,216)           (68,075)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             7,709            477,779             20,644             25,590
   Change in unrealized gain (loss)
     on investments ..............................            41,202            340,153            155,597             38,102
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            48,911            817,932            176,241             63,692
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................               699             18,031             25,942                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            45,861            739,874            195,172             64,578
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIntVal3        GVITDMidCapI       GVITDMidCap2       GVITEmMrkts2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           915              4,413             26,394             17,068
   Mortality and expense risk charges (note 2) ...              (629)            (8,491)           (88,163)           (27,092)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................               286             (4,078)           (61,769)           (10,024)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........             1,759             49,366          1,079,425          1,299,846
   Cost of mutual fund shares sold ...............            (1,702)           (35,554)          (799,980)          (933,353)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                57             13,812            279,445            366,493
   Change in unrealized gain (loss)
     on investments ..............................             8,945             68,416            533,168           (287,157)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............             9,002             82,228            812,613             79,336
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -             22,585            192,663            170,539
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $         9,288            100,735            943,507            239,851
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITEmMrkts6        GVITGvtBd          GVITIDAgg          GVITIDCon
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             5,475          1,643,940            270,106            844,949
   Mortality and expense risk charges (note 2) ...            (2,096)          (387,622)          (223,353)          (480,148)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................             3,379          1,256,318             46,753            364,801
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            41,538          7,126,104          2,772,469          6,827,374
   Cost of mutual fund shares sold ...............           (37,375)        (7,383,521)        (2,151,051)        (6,452,977)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........             4,163           (257,417)           621,418            374,397
   Change in unrealized gain (loss)
     on investments ..............................            19,844           (999,781)           957,548             96,140
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            24,007         (1,257,198)         1,578,966            470,537
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            47,013            595,387            386,555            356,333
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            74,399            594,507          2,012,274          1,191,671
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITIDMod        GVITIDModAgg       GVITIDModCon        GVITIntVal6
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $     2,613,886            932,716          1,102,299              4,217
   Mortality and expense risk charges (note 2) ...        (1,686,881)          (689,697)          (639,142)            (3,905)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           927,005            243,019            463,157                312
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         5,347,817          3,109,993          4,978,618             24,938
   Cost of mutual fund shares sold ...............        (4,765,527)        (2,532,596)        (4,418,980)           (23,762)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           582,290            577,397            559,638              1,176
   Change in unrealized gain (loss)
     on investments ..............................         8,248,457          3,948,714          1,464,501            110,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         8,830,747          4,526,111          2,024,139            111,988
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................           709,048            768,735            339,812                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $    10,466,800          5,537,865          2,827,108            112,300
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITMyMkt        GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           204,186                  -                  1                  -
   Mortality and expense risk charges (note 2) ...          (323,124)           (43,849)            (5,961)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (118,938)           (43,849)            (5,960)           (95,255)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........        25,950,536            630,683            118,508          1,694,776
   Cost of mutual fund shares sold ...............       (25,950,536)          (509,110)           (86,342)        (1,057,586)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                 -            121,573             32,166            637,190
   Change in unrealized gain (loss)
     on investments ..............................                 -            353,258              4,579            (81,481)
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                 -            474,831             36,745            555,709
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             40,487            575,647
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...          (118,938)           430,982             71,272          1,036,101
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITSmComp        GVITSmComp2        JanRMgCore         MFSInvGrStS
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $             -                  -              6,309                  -
   Mortality and expense risk charges (note 2) ...            (7,494)           (70,222)            (4,643)           (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (7,494)           (70,222)             1,666            (69,848)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            36,497          1,959,601            154,221            630,389
   Cost of mutual fund shares sold ...............           (25,341)        (1,367,719)          (136,157)          (532,706)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            11,156            591,882             18,064             97,683
   Change in unrealized gain (loss)
     on investments ..............................            17,560           (388,027)             4,146            363,570
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            28,716            203,855             22,210            461,253
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................            89,551            798,312             30,534                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       110,773            931,945             54,410            391,405
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   MFSMidCapGrS       MFSNewDiscS          MFSValS          NBAMSocRes
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................                 -                  -             26,856                  -
   Mortality and expense risk charges (note 2) ...          (103,198)           (60,219)           (86,558)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (103,198)           (60,219)           (59,702)               (32)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           928,008          1,355,148          1,002,972                 31
   Cost of mutual fund shares sold ...............          (660,773)        (1,067,159)          (732,477)               (27)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           267,235            287,989            270,495                  4
   Change in unrealized gain (loss)
     on investments ..............................           731,083            (31,075)           559,763                460
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           998,318            256,914            830,258                464
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -             97,683                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...           895,120            196,695            868,239                432
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    OppCapApS          OppGlSec3          OppGlSec4          OppGlSec
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        37,419                  -                  -              7,776
   Mortality and expense risk charges (note 2) ...          (228,291)              (987)           (23,352)            (7,180)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (190,872)              (987)           (23,352)               596
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,320,468             17,925            404,270            140,702
   Cost of mutual fund shares sold ...............        (1,810,435)           (16,432)          (404,358)           (98,446)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           510,033              1,493                (88)            42,256
   Change in unrealized gain (loss)
     on investments ..............................           562,587             25,865            646,511             53,329
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,072,620             27,358            646,423             95,585
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       881,748             26,371            623,071             96,181
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppGlSecS         OppHighInc         OppMSFundS         OppMSSmCap
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           138,724             95,342            109,099                  -
   Mortality and expense risk charges (note 2) ...          (138,907)           (19,131)          (212,937)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................              (183)            76,211           (103,838)            (7,328)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         4,615,994            138,223          1,106,323             66,047
   Cost of mutual fund shares sold ...............        (3,649,395)          (122,264)        (1,024,354)           (46,100)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           966,599             15,959             81,969             19,947
   Change in unrealized gain (loss)
     on investments ..............................           478,464             43,310          1,263,434            106,621
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         1,445,063             59,269          1,345,403            126,568
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         1,444,880            135,480          1,241,565            119,240
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   OppStratBdS         PVTGroInc          PVTIntEq          PVTSmCapVal
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $       798,136              9,086              8,535              1,240
   Mortality and expense risk charges (note 2) ...          (221,504)            (7,586)            (5,670)            (4,103)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................           576,632              1,500              2,865             (2,863)
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         3,575,305             88,330            225,106             40,038
   Cost of mutual fund shares sold ...............        (3,277,857)           (77,129)          (174,754)           (30,490)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           297,448             11,201             50,352              9,548
   Change in unrealized gain (loss)
     on investments ..............................           270,112             57,771              7,882             80,640
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............           567,560             68,972             58,234             90,188
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $     1,144,192             70,472             61,099             87,325
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    PVTVoyII          STICVTCapAp        STICVTGrInc         STICVTInt
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................             1,993                557                720                368
   Mortality and expense risk charges (note 2) ...           (10,702)            (3,577)            (1,176)              (147)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................            (8,709)            (3,020)              (456)               221
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........            63,782             43,970             71,754                806
   Cost of mutual fund shares sold ...............           (53,376)           (39,976)           (57,835)              (659)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            10,406              3,994             13,919                147
   Change in unrealized gain (loss)
     on investments ..............................            34,810             11,308             (1,031)             3,704
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            45,216             15,302             12,888              3,851
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...            36,507             12,282             12,432              4,072
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  STICVTIntGrBd       STICVTMidCap     STICVTSmCapVal      STICVTValInc
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $           152              1,103                138              3,794
   Mortality and expense risk charges (note 2) ...               (71)            (2,140)              (521)            (3,375)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................                81             (1,037)              (383)               419
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........                69             33,718              2,551             41,098
   Cost of mutual fund shares sold ...............               (70)           (29,351)            (2,347)           (34,718)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........                (1)             4,367                204              6,380
   Change in unrealized gain (loss)
     on investments ..............................                87             19,515             10,131             25,812
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............                86             23,882             10,335             32,192
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $           167             22,845              9,952             32,611
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     VKCom2             VKEmGr2          VKCorPlus2        VKUSRealEst2
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested dividends ..........................           126,105                  -             34,640             32,620
   Mortality and expense risk charges (note 2) ...          (227,785)           (83,010)            (9,407)           (26,630)
                                                     ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ................          (101,680)           (83,010)            25,233              5,990
                                                     ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........         2,022,862          1,153,066             76,609            955,774
   Cost of mutual fund shares sold ...............        (1,510,449)          (970,774)           (75,801)          (841,463)
                                                     ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........           512,413            182,292                808            114,311
   Change in unrealized gain (loss)
     on investments ..............................         2,294,029            209,123             (1,139)           551,244
                                                     ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............         2,806,442            391,415               (331)           665,555
                                                     ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -              2,104             38,448
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...         2,704,762            308,405             27,006            709,993
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   VISLgCapGr2       VISLgCapVal2         VISModGr2
                                                     ---------------    ---------------    ---------------
   Reinvested dividends ..........................   $        14,558             30,052            391,121
   Mortality and expense risk charges (note 2) ...           (25,249)           (30,249)          (339,700)
                                                     ---------------    ---------------    ---------------
     Net investment income (loss) ................           (10,691)              (197)            51,421
                                                     ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold .........           271,599            156,900          1,798,616
   Cost of mutual fund shares sold ...............          (227,407)          (115,134)        (1,598,894)
                                                     ---------------    ---------------    ---------------
     Realized gain (loss) on investments .........            44,192             41,766            199,722
   Change in unrealized gain (loss)
     on investments ..............................            47,729            166,256            961,815
                                                     ---------------    ---------------    ---------------
     Net gain (loss) on investments ..............            91,921            208,022          1,161,537
                                                     ---------------    ---------------    ---------------
   Reinvested capital gains ......................                 -                  -            178,086
                                                     ---------------    ---------------    ---------------
     Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        81,230            207,825          1,391,044
                                                     ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                    Total                              AIMBValue2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     7,639,706          7,005,135           (202,560)          (126,781)
  Realized gain (loss) on investments ............       (33,246,093)       (66,697,165)           358,958            (97,975)
  Change in unrealized gain (loss)
    on investments ...............................       158,968,781        385,453,738          1,258,724          3,221,754
  Reinvested capital gains .......................         8,982,158          2,210,217                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................       142,344,552        327,971,925          1,415,122          2,996,998
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       169,551,386        409,609,130          1,990,430          5,095,609
  Transfers between funds ........................                 -                  -            565,912            124,465
  Redemptions (note 3) ...........................      (253,305,505)      (232,102,179)          (981,310)          (505,957)
  Annuity benefits ...............................          (194,275)          (278,292)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (109,719)          (126,314)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................        (2,987,384)        (4,060,878)           (25,441)           (13,046)
  Adjustments to maintain reserves ...............           328,213            118,308              2,718               (525)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (86,717,284)       173,159,775          1,552,309          4,700,546
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        55,627,268        501,131,700          2,967,431          7,697,544
Contract owners' equity beginning
  of period ......................................     1,862,484,350      1,361,352,650         13,999,545          6,302,001
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $ 1,918,111,618      1,862,484,350         16,966,976         13,999,545
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................       159,381,291        136,514,842          1,352,155            800,468
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................        35,859,366        147,190,580            338,316          1,142,937
  Units redeemed .................................       (41,013,691)      (124,324,131)          (191,969)          (591,250)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................       154,226,966        159,381,291          1,498,502          1,352,155
                                                     ===============    ===============    ===============    ===============

                                                                 AIMCapAp2                             AIMCapDev
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (42,401)           (27,091)            (1,862)              (714)
  Realized gain (loss) on investments ............           127,311             14,811              3,392              1,913
  Change in unrealized gain (loss)
    on investments ...............................            37,375            529,838             19,455             20,550
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           122,285            517,558             20,985             21,749
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           441,704          1,680,099             61,021             80,484
  Transfers between funds ........................           114,694            252,930              5,933             (1,212)
  Redemptions (note 3) ...........................          (372,854)           (71,709)            (9,592)            (7,508)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,816)            (2,872)              (539)              (499)
  Adjustments to maintain reserves ...............               311               (117)                (2)                11
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           176,039          1,858,331             56,821             71,276
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           298,324          2,375,889             77,806             93,025
Contract owners' equity beginning
  of period ......................................         3,077,512            701,623            113,560             20,535
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,375,836          3,077,512            191,366            113,560
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           316,154             91,797             10,904              2,639
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            99,254            250,020              6,241              9,197
  Units redeemed .................................           (84,508)           (25,663)            (1,060)              (932)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           330,900            316,154             16,085             10,904
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMCapDev2                            AIMIntGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,532)                 -            (11,547)            (9,250)
  Realized gain (loss) on investments ............             5,271                  -             66,695            204,326
  Change in unrealized gain (loss)
    on investments ...............................             9,395                  -            268,145            135,402
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,134                  -            323,293            330,478
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            14,583                  -             75,394            428,168
  Transfers between funds ........................            58,045                  -           (172,584)           181,497
  Redemptions (note 3) ...........................            (2,316)                 -           (123,609)          (175,642)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,467)            (8,273)
  Adjustments to maintain reserves ...............                10                  -                210               (144)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            70,322                  -           (225,056)           425,606
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            83,456                  -             98,237            756,084
Contract owners' equity beginning
  of period ......................................                 -                  -          1,605,977            849,893
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        83,456                  -          1,704,214          1,605,977
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -            148,422             99,782
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            37,288                  -             14,706            280,994
  Units redeemed .................................           (30,188)                 -            (34,312)          (232,354)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             7,100                  -            128,816            148,422
                                                     ===============    ===============    ===============    ===============

                                                                 AIMMidCore                             AIMPreEq
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (6,183)            (3,468)            (2,736)            (1,093)
  Realized gain (loss) on investments ............            28,171              8,617              3,922              7,788
  Change in unrealized gain (loss)
    on investments ...............................            21,923             76,110             19,928             37,249
  Reinvested capital gains .......................            31,198              2,930                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            75,109             84,189             21,114             43,944
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           218,489            309,150            158,328            203,207
  Transfers between funds ........................           (28,190)               710             (5,025)            65,978
  Redemptions (note 3) ...........................           (47,808)           (42,855)            (6,676)           (44,695)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (427)            (3,032)               (16)            (3,260)
  Adjustments to maintain reserves ...............                35                 18                  3                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           142,099            263,991            146,614            221,251
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           217,208            348,180            167,728            265,195
Contract owners' equity beginning
  of period ......................................           508,621            160,441            349,853             84,658
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           725,829            508,621            517,581            349,853
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            46,999             18,668             35,260             10,318
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,963             33,049             15,974             30,196
  Units redeemed .................................           (10,404)            (4,718)            (1,853)            (5,254)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            59,558             46,999             49,381             35,260
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AIMPreEq2                              AlGrIncB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (20,149)           (13,919)           (52,922)           (24,142)
  Realized gain (loss) on investments ............            17,503                412            209,247            113,023
  Change in unrealized gain (loss)
    on investments ...............................            87,204            312,124            708,816          1,359,604
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            84,558            298,617            865,141          1,448,485
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           172,465            689,139          1,877,865          4,556,508
  Transfers between funds ........................            88,337            131,503            406,512             (8,925)
  Redemptions (note 3) ...........................           (53,203)           (30,217)          (798,953)          (264,073)
  Annuity benefits ...............................              (136)                 -               (139)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,207)              (784)           (21,883)            (5,214)
  Adjustments to maintain reserves ...............              (114)              (167)             1,831                 (5)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           206,142            789,474          1,465,233          4,278,291
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           290,700          1,088,091          2,330,374          5,726,776
Contract owners' equity beginning
  of period ......................................         1,852,060            763,969          7,788,932          2,062,156
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,142,760          1,852,060         10,119,306          7,788,932
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           204,961            104,098            742,495            256,388
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            35,711            115,251            277,349            659,417
  Units redeemed .................................           (13,623)           (14,388)          (141,135)          (173,310)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           227,049            204,961            878,709            742,495
                                                     ===============    ===============    ===============    ===============

                                                                 AlIntlValB                            AlPremGrB
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (51,841)           (40,249)           (38,244)           (24,199)
  Realized gain (loss) on investments ............           400,692          1,205,120             65,090             72,452
  Change in unrealized gain (loss)
    on investments ...............................           899,828            587,414            169,406            348,408
  Reinvested capital gains .......................            14,261                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,262,940          1,752,285            196,252            396,661
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           383,174          2,523,341            357,066          1,549,719
  Transfers between funds ........................        (1,284,651)           361,732            (68,327)           105,971
  Redemptions (note 3) ...........................          (295,851)          (197,789)          (202,674)           (50,794)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (7,947)            (4,005)            (6,226)              (435)
  Adjustments to maintain reserves ...............             2,580              4,298                428               (231)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,202,695)         2,687,577             80,267          1,604,230
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            60,245          4,439,862            276,519          2,000,891
Contract owners' equity beginning
  of period ......................................         6,221,573          1,781,711          2,794,786            793,895
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         6,281,818          6,221,573          3,071,305          2,794,786
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           465,461            189,416            309,330            106,973
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            93,537          2,313,777             53,199            385,399
  Units redeemed .................................          (178,306)        (2,037,732)           (44,192)          (183,042)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           380,692            465,461            318,337            309,330
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                AISmCapValB                           DrySmCapIxS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (141,602)           (56,752)            (5,483)            (2,154)
  Realized gain (loss) on investments ............           446,022           (149,584)            40,032              8,066
  Change in unrealized gain (loss)
    on investments ...............................         1,383,549          2,805,570             95,447             90,180
  Reinvested capital gains .......................           274,737             99,235             19,037              2,575
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,962,706          2,698,469            149,033             98,667
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,028,433          3,865,057            356,540            313,016
  Transfers between funds ........................           257,127             54,157            (19,412)            24,466
  Redemptions (note 3) ...........................          (742,068)          (366,183)           (55,011)           (36,125)
  Annuity benefits ...............................              (148)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,158)            (9,612)              (600)              (154)
  Adjustments to maintain reserves ...............             5,237              9,973                 54                  4
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           530,423          3,553,392            281,571            301,207
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,493,129          6,251,861            430,604            399,874
Contract owners' equity beginning
  of period ......................................        10,816,970          4,565,109            507,629            107,755
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    13,310,099         10,816,970            938,233            507,629
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           859,724            504,456             45,605             13,134
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           204,836            634,601             34,623             36,273
  Units redeemed .................................          (165,724)          (279,333)           (10,199)            (3,802)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           898,836            859,724             70,029             45,605
                                                     ===============    ===============    ===============    ===============

                                                                  DrySRGro                              DryStkIx
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (2,952)            (1,116)            13,323              4,509
  Realized gain (loss) on investments ............            20,847                541             14,194             12,765
  Change in unrealized gain (loss)
    on investments ...............................            (3,939)            30,772            135,230            193,847
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            13,956             30,197            162,747            211,121
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           163,678            186,314            492,565            686,584
  Transfers between funds ........................             1,635                  -             25,790            219,068
  Redemptions (note 3) ...........................           (14,958)            (2,559)           (39,900)           (37,027)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,039)              (627)
  Adjustments to maintain reserves ...............                70                  1                242                  1
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           150,425            183,756            477,658            867,999
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           164,381            213,953            640,405          1,079,120
Contract owners' equity beginning
  of period ......................................           260,457             46,504          1,343,041            263,921
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           424,838            260,457          1,983,446          1,343,041
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            29,343              5,844            129,158             31,338
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            27,015             23,816             51,463            106,742
  Units redeemed .................................           (12,463)              (317)            (6,539)            (8,922)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,895             29,343            174,082            129,158
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 DryStklxS                             FedAmLeadS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        10,961              1,360               (533)            (6,208)
  Realized gain (loss) on investments ............           108,404             15,054             35,465              1,599
  Change in unrealized gain (loss)
    on investments ...............................           233,406            144,460            159,483            288,564
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           352,771            160,874            194,415            283,955
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,174,665          1,322,161            381,197          1,293,687
  Transfers between funds ........................           607,497            517,035            137,331            315,358
  Redemptions (note 3) ...........................          (253,855)           (57,940)          (111,135)           (47,468)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (5,669)              (917)            (1,730)              (534)
  Adjustments to maintain reserves ...............               432                 (6)               245                (21)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,523,070          1,780,333            405,908          1,561,022
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,875,841          1,941,207            600,323          1,844,977
Contract owners' equity beginning
  of period ......................................         1,941,207                  -          2,062,876            217,899
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     4,817,048          1,941,207          2,663,199          2,062,876
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           159,827                  -            203,311             27,004
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           343,696            213,140             54,463            190,732
  Units redeemed .................................          (139,570)           (53,313)           (14,945)           (14,425)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           363,953            159,827            242,829            203,311
                                                     ===============    ===============    ===============    ===============

                                                                 FedCapApS                             FedHiIncS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (21,913)           (13,018)           701,916            279,854
  Realized gain (loss) on investments ............            39,523             14,480            234,873             77,745
  Change in unrealized gain (loss)
    on investments ...............................           131,965            298,129            131,581          1,027,262
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           149,575            299,591          1,068,370          1,384,861
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           338,040          1,595,759          1,309,633          6,335,736
  Transfers between funds ........................           158,272            204,360            603,108          1,435,469
  Redemptions (note 3) ...........................          (151,498)           (62,683)          (939,709)          (473,640)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,472)              (762)           (22,953)           (17,771)
  Adjustments to maintain reserves ...............               513                (17)             2,157              1,014
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           341,855          1,736,657            952,236          7,280,808
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           491,430          2,036,248          2,020,606          8,665,669
Contract owners' equity beginning
  of period ......................................         2,309,010            272,762         11,817,284          3,151,615
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,800,440          2,309,010         13,837,890         11,817,284
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           231,866             33,487            989,694            317,116
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            59,289            240,979            342,942            895,686
  Units redeemed .................................           (25,140)           (42,600)          (266,716)          (223,108)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           266,015            231,866          1,065,920            989,694
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FedIntEq                            FedMidCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,972)              (530)            (6,443)            (2,462)
  Realized gain (loss) on investments ............             5,857              2,002              5,053              9,522
  Change in unrealized gain (loss)
    on investments ...............................            17,890             15,967             85,600             72,664
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            21,775             17,439             84,210             79,724
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            55,038            107,005            238,237            243,626
  Transfers between funds ........................           (14,743)                34             25,063             (3,470)
  Redemptions (note 3) ...........................            (3,500)               (20)            (8,424)           (50,496)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (223)                 -                 (6)                 -
  Adjustments to maintain reserves ...............                 5                 (9)                40                 33
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            36,577            107,010            254,910            189,693
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            58,352            124,449            339,120            269,417
Contract owners' equity beginning
  of period ......................................           147,361             22,912            387,498            118,081
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       205,713            147,361            726,618            387,498
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            14,585              2,956             34,404             14,512
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             5,235             11,632             23,273             25,312
  Units redeemed .................................            (1,786)                (3)            (1,153)            (5,420)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,034             14,585             56,524             34,404
                                                     ===============    ===============    ===============    ===============

                                                                 FedQualBd                             FedQualBdS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            79,530             25,718            422,246            101,016
  Realized gain (loss) on investments ............            (2,578)            11,349            (45,347)            83,658
  Change in unrealized gain (loss)
    on investments ...............................           (25,250)            13,456           (230,692)            40,293
  Reinvested capital gains .......................            25,388                  -            143,313                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            77,090             50,523            289,520            224,967
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           946,367          2,193,695          2,436,797         11,984,996
  Transfers between funds ........................           212,549           (317,736)          (605,588)           174,084
  Redemptions (note 3) ...........................          (358,969)          (111,838)        (1,042,847)          (658,004)
  Annuity benefits ...............................                 -                  -               (136)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,620)            (1,119)           (27,000)            (6,330)
  Adjustments to maintain reserves ...............                67                 16                670                740
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           789,394          1,763,018            761,896         11,495,486
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           866,484          1,813,541          1,051,416         11,720,453
Contract owners' equity beginning
  of period ......................................         2,540,248            726,707         15,115,571          3,395,118
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,406,732          2,540,248         16,166,987         15,115,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           229,888             68,180          1,371,824            317,535
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           120,171            210,264            452,263          1,444,744
  Units redeemed .................................           (49,031)           (48,556)          (386,001)          (390,455)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           301,028            229,888          1,438,086          1,371,824
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPEI                             FidVIPEIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       107,004            220,402            166,995            226,328
  Realized gain (loss) on investments ............          (965,277)        (2,806,054)          (321,873)        (1,236,071)
  Change in unrealized gain (loss)
    on investments ...............................         5,063,430         13,957,977          3,721,210          9,317,632
  Reinvested capital gains .......................           188,624                  -            137,596                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,393,781         11,372,325          3,703,928          8,307,889
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           838,657            633,971          1,337,110          1,329,249
  Transfers between funds ........................         1,747,390          1,358,494            755,879            507,895
  Redemptions (note 3) ...........................       (10,544,922)        (8,217,324)        (3,847,525)        (2,748,232)
  Annuity benefits ...............................            (9,155)            (9,146)              (281)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (7,061)            (7,397)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,119)           (65,109)           (65,254)           (59,459)
  Adjustments to maintain reserves ...............             2,188                266              1,262                 21
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (8,003,022)        (6,306,245)        (1,818,809)          (970,526)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,609,241)         5,066,080          1,885,119          7,337,363
Contract owners' equity beginning
  of period ......................................        50,608,825         45,542,745         37,200,996         29,863,633
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    46,999,584         50,608,825         39,086,115         37,200,996
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,424,309          3,956,126          3,113,981          3,205,774
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           397,763            445,927            343,186            368,120
  Units redeemed .................................          (925,442)          (977,744)          (482,506)          (459,913)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,896,630          3,424,309          2,974,661          3,113,981
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPEI2                              FidVIPGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            22,534             35,568           (571,046)          (597,971)
  Realized gain (loss) on investments ............              (392)        (1,421,167)       (10,009,836)       (12,895,166)
  Change in unrealized gain (loss)
    on investments ...............................         4,368,617         10,287,214         11,119,633         27,899,227
  Reinvested capital gains .......................           167,733                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,558,492          8,901,615            538,751         14,406,090
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,516,746         11,352,122            917,381            954,075
  Transfers between funds ........................         1,319,509          1,909,237         (2,526,406)           (52,775)
  Redemptions (note 3) ...........................        (3,029,831)        (2,386,238)       (11,845,276)        (9,102,841)
  Annuity benefits ...............................                 -                  -            (44,957)           (39,129)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (9,664)           (11,334)
  Contingent deferred sales charges
    (note 2) .....................................           (70,938)           (59,066)           (55,890)           (77,625)
  Adjustments to maintain reserves ...............            18,316             (2,665)            31,141             41,190
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         3,753,802         10,813,390        (13,533,671)        (8,288,439)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,312,294         19,715,005        (12,994,920)         6,117,651
Contract owners' equity beginning
  of period ......................................        44,282,602         24,567,597         58,322,297         52,204,646
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,594,896         44,282,602         45,327,377         58,322,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,300,709          3,060,579          4,218,568          4,940,777
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           881,442          2,431,981            289,207            538,709
  Units redeemed .................................          (523,715)        (1,191,851)        (1,284,608)        (1,260,918)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,658,436          4,300,709          3,223,167          4,218,568
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrS                             FidVIPGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (394,855)          (361,924)          (413,787)          (350,924)
  Realized gain (loss) on investments ............        (5,621,637)        (5,979,417)        (1,221,137)        (6,220,971)
  Change in unrealized gain (loss)
    on investments ...............................         6,896,242         18,719,107          2,105,803         14,969,786
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           879,750         12,377,766            470,879          8,397,891
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           339,055            450,290          1,768,381          5,630,793
  Transfers between funds ........................        (2,755,064)        (1,429,292)        (1,165,121)          (685,171)
  Redemptions (note 3) ...........................        (3,969,746)        (3,687,889)        (3,001,436)        (2,244,183)
  Annuity benefits ...............................              (805)            (4,557)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (65,182)           (86,012)           (85,844)           (59,639)
  Adjustments to maintain reserves ...............             2,590              4,495              9,674            (11,237)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (6,449,152)        (4,752,965)        (2,474,346)         2,630,563
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,569,402)         7,624,801         (2,003,467)        11,028,454
Contract owners' equity beginning
  of period ......................................        50,646,486         43,021,685         37,423,355         26,394,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    45,077,084         50,646,486         35,419,888         37,423,355
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,386,812          4,896,367          5,503,924          5,078,891
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           123,151            319,655            750,592          2,681,652
  Units redeemed .................................          (689,447)          (829,210)        (1,148,422)        (2,256,619)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,820,516          4,386,812          5,106,094          5,503,924
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPHI                             FidVIPHIS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................         2,895,384          2,484,516          1,667,592          1,316,896
  Realized gain (loss) on investments ............         3,186,581            515,893         (2,987,547)        (2,701,745)
  Change in unrealized gain (loss)
    on investments ...............................        (3,135,682)         7,148,924          3,121,143          6,316,245
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,946,283         10,149,333          1,801,188          4,931,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           435,410            619,697            197,464            243,671
  Transfers between funds ........................          (909,775)         2,252,765           (583,907)         1,627,206
  Redemptions (note 3) ...........................        (9,358,068)        (9,370,444)        (2,918,127)        (2,244,254)
  Annuity benefits ...............................           (14,695)           (15,716)            (1,153)            (3,676)
  Annual contract maintenance charges
    (note 2) .....................................            (5,442)            (6,265)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (19,674)           (60,205)           (42,062)           (46,516)
  Adjustments to maintain reserves ...............             8,292             12,929              1,755               (904)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (9,863,952)        (6,567,239)        (3,346,030)          (424,473)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (6,917,669)         3,582,094         (1,544,842)         4,506,923
Contract owners' equity beginning
  of period ......................................        46,466,262         42,884,168         23,909,014         19,402,091
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        39,548,593         46,466,262         22,364,172         23,909,014
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,594,500          5,320,080          2,810,258          2,867,219
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,110,208          1,483,546            198,193            542,496
  Units redeemed .................................        (2,074,454)        (2,209,126)          (585,169)          (599,457)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,630,254          4,594,500          2,423,282          2,810,258
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPHI2                             FidVIPMMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     1,391,787            597,786            (42,016)          (191,608)
  Realized gain (loss) on investments ............          (565,437)          (531,350)                 -                  -
  Change in unrealized gain (loss)
    on investments ...............................           778,319          3,263,451                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,604,669          3,329,887            (42,016)          (191,608)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,320,961          6,308,425          1,602,345            963,873
  Transfers between funds ........................          (434,949)         2,023,405            998,046         (3,393,195)
  Redemptions (note 3) ...........................        (1,384,423)        (1,073,659)       (18,146,176)       (28,612,818)
  Annuity benefits ...............................                 -                  -            (14,928)           (21,116)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (3,743)            (5,169)
  Contingent deferred sales charges
    (note 2) .....................................           (29,314)           (32,492)          (119,565)          (307,260)
  Adjustments to maintain reserves ...............             6,014              4,113              5,548              3,576
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (521,711)         7,229,792        (15,678,473)       (31,372,109)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,082,958         10,559,679        (15,720,489)       (31,563,717)
Contract owners' equity beginning
  of period ......................................        20,602,230         10,042,551         54,102,933         85,666,650
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,685,188         20,602,230         38,382,444         54,102,933
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,404,278          1,469,078          4,532,670          7,161,135
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           467,819          1,399,360          2,304,590          4,535,858
  Units redeemed .................................          (530,638)          (464,160)        (3,618,910)        (7,164,323)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,341,459          2,404,278          3,218,350          4,532,670
                                                     ===============    ===============    ===============    ===============

                                                                  FidVIPOv                             FidVIPOvS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (53,379)          (146,922)            19,986            (26,797)
  Realized gain (loss) on investments ............        (4,525,108)        (7,911,695)          (365,926)        (1,065,106)
  Change in unrealized gain (loss)
    on investments ...............................         7,953,977         18,211,072          1,680,337          5,189,344
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,375,490         10,152,455          1,334,397          4,097,441
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           568,223            425,969            104,094            142,708
  Transfers between funds ........................         1,771,104            396,311         (1,617,711)          (279,364)
  Redemptions (note 3) ...........................        (8,125,055)        (6,127,468)        (1,310,184)          (738,716)
  Annuity benefits ...............................            (7,476)            (5,724)            (1,060)            (4,854)
  Annual contract maintenance charges
    (note 2) .....................................            (5,522)            (5,875)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,280)           (36,850)           (23,492)           (13,877)
  Adjustments to maintain reserves ...............             6,100              9,192              2,077             (3,537)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (5,810,906)        (5,344,445)        (2,846,276)          (897,640)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,435,416)         4,808,010         (1,511,879)         3,199,801
Contract owners' equity beginning
  of period ......................................        33,795,415         28,987,405         13,852,488         10,652,687
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        31,359,999         33,795,415         12,340,609         13,852,488
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,717,889          3,295,102          1,338,806          1,459,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           348,305            303,457             39,456             89,036
  Units redeemed .................................          (811,969)          (880,670)          (316,618)          (209,488)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,254,225          2,717,889          1,061,644          1,338,806
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPOvS2                            FidVIPOvS2R
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (16,783)          (156,827)           (11,017)                 -
  Realized gain (loss) on investments ............           449,641          4,611,569             (1,789)                 -
  Change in unrealized gain (loss)
    on investments ...............................           507,224          1,569,592            283,154                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           940,082          6,024,334            270,348                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           285,688            924,666            188,668                  -
  Transfers between funds ........................        (1,074,399)        (2,976,282)         2,030,536                  -
  Redemptions (note 3) ...........................          (813,522)          (510,630)           (63,404)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (30,571)           (18,996)            (1,417)                 -
  Adjustments to maintain reserves ...............             4,424             (9,675)               171                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,628,380)        (2,590,917)         2,154,554                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (688,298)         3,433,417          2,424,902                  -
Contract owners' equity beginning
  of period ......................................        10,016,450          6,583,033                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,328,152         10,016,450          2,424,902                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,264,290          1,167,806                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           134,498         32,897,781            213,297                  -
  Units redeemed .................................          (349,188)       (32,801,297)           (16,259)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,049,600          1,264,290            197,038                  -
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPOvSR                            FidVIPVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,062)                 -                667             (3,558)
  Realized gain (loss) on investments ............               623                  -             48,555            (15,576)
  Change in unrealized gain (loss)
    on investments ...............................           150,247                  -             23,959            180,005
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           145,808                  -             73,181            160,871
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           105,990                  -             15,402             26,026
  Transfers between funds ........................           948,815                  -            171,084            (29,597)
  Redemptions (note 3) ...........................           (78,755)                 -            (42,392)           (70,504)
  Annuity benefits ...............................              (112)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (791)                 -               (401)                 -
  Adjustments to maintain reserves ...............               (79)                 -                (20)               (44)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           975,068                  -            143,673            (74,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,120,876                  -            216,854             86,752
Contract owners' equity beginning
  of period ......................................                 -                  -            644,929            558,177
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,120,876                  -            861,783            644,929
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             61,973             71,212
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           111,163                  -             30,931              9,997
  Units redeemed .................................           (10,962)                 -            (17,620)           (19,236)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           100,201                  -             75,284             61,973
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPVal2                            FidVIPAMGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (5,541)           (13,303)            60,906             99,444
  Realized gain (loss) on investments ............            28,146            (40,350)          (525,220)          (631,618)
  Change in unrealized gain (loss)
    on investments ...............................           114,652            444,499            720,692          1,768,191
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           137,257            390,846            256,378          1,236,017
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            13,048             11,665            161,509             66,966
  Transfers between funds ........................            32,587            (95,071)           202,260            (74,201)
  Redemptions (note 3) ...........................          (125,340)          (106,413)        (1,404,144)          (797,985)
  Annuity benefits ...............................                 -                  -             (2,717)            (2,671)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (1,100)            (1,412)
  Contingent deferred sales charges
    (note 2) .....................................            (4,708)            (1,161)            (5,229)            (7,993)
  Adjustments to maintain reserves ...............               624               (183)               217                464
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (83,789)          (191,163)        (1,049,204)          (816,832)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            53,468            199,683           (792,826)           419,185
Contract owners' equity beginning
  of period ......................................         1,573,358          1,373,675          6,661,675          6,242,490
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     1,626,826          1,573,358          5,868,849          6,661,675
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           153,119            176,457            533,547            607,643
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,723             21,428             33,888             46,988
  Units redeemed .................................           (21,274)           (44,766)          (117,049)          (121,084)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           144,568            153,119            450,386            533,547
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPAMGrS                           FidVIPAMGrS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            59,641             85,062             30,673             45,517
  Realized gain (loss) on investments ............          (317,267)          (330,933)          (113,446)          (210,360)
  Change in unrealized gain (loss)
    on investments ...............................           454,286          1,135,740            206,525            806,593
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           196,660            889,869            123,752            641,750
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,358             14,047             36,475             51,603
  Transfers between funds ........................          (166,725)          (115,545)                20            (52,206)
  Redemptions (note 3) ...........................          (547,742)          (342,705)          (474,489)          (370,885)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (8,358)            (6,130)            (9,534)            (9,354)
  Adjustments to maintain reserves ...............                81               (108)             1,143               (545)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (677,386)          (450,441)          (446,385)          (381,387)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (480,726)           439,428           (322,633)           260,363
Contract owners' equity beginning
  of period ......................................         4,778,009          4,338,581          3,444,963          3,184,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,297,283          4,778,009          3,122,330          3,444,963
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           461,854            511,396            411,988            463,222
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            12,899              7,939             18,959             24,279
  Units redeemed .................................           (78,048)           (57,481)           (72,724)           (75,513)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           396,705            461,854            358,223            411,988
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  FidVIPAM                             FidVIPAMS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       140,216            231,618            132,682            195,582
  Realized gain (loss) on investments ............          (490,836)          (848,943)          (356,411)          (344,374)
  Change in unrealized gain (loss)
    on investments ...............................           697,116          2,139,471            511,921          1,340,463
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           346,496          1,522,146            288,192          1,191,671
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           137,775             95,004             99,933             59,963
  Transfers between funds ........................           193,159            881,918           (434,438)          (173,330)
  Redemptions (note 3) ...........................        (2,416,880)        (2,182,948)          (683,963)          (680,330)
  Annuity benefits ...............................            (2,413)           (17,271)            (1,173)            (5,400)
  Annual contract maintenance charges
    (note 2) .....................................            (1,188)            (1,365)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (12,179)           (18,397)            (8,002)           (15,860)
  Adjustments to maintain reserves ...............              (600)             4,028              1,536             (1,816)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,102,326)        (1,239,031)        (1,026,107)          (816,773)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,755,830)           283,115           (737,915)           374,898
Contract owners' equity beginning
  of period ......................................        10,389,756         10,106,641          7,895,483          7,520,585
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,633,926         10,389,756          7,157,568          7,895,483
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           770,719            871,353            685,066            761,504
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,217            136,062             34,901             21,421
  Units redeemed .................................          (221,163)          (236,696)          (124,179)           (97,859)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           615,773            770,719            595,788            685,066
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPAM2                             FidVIPCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            66,225            106,520           (702,916)          (572,166)
  Realized gain (loss) on investments ............           (63,952)          (114,851)          (731,916)        (2,119,610)
  Change in unrealized gain (loss)
    on investments ...............................           183,868            747,828         10,020,079         17,562,571
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           186,141            739,497          8,585,247         14,870,795
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            11,190             17,428          1,267,938            838,668
  Transfers between funds ........................          (261,695)           (67,013)         2,936,291          1,289,228
  Redemptions (note 3) ...........................          (203,451)          (273,162)       (14,874,422)        (9,647,314)
  Annuity benefits ...............................                 -                  -            (17,674)           (20,761)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -            (12,043)           (12,768)
  Contingent deferred sales charges
    (note 2) .....................................            (5,091)            (9,764)           (52,789)           (89,627)
  Adjustments to maintain reserves ...............             1,032                (86)            13,337             12,896
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (458,015)          (332,597)       (10,739,362)        (7,629,678)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (271,874)           406,900         (2,154,115)         7,241,117
Contract owners' equity beginning
  of period ......................................         5,227,561          4,820,661         69,493,678         62,252,561
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,955,687          5,227,561         67,339,563         69,493,678
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           546,660            584,811          4,203,351          4,767,339
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             8,145             11,248            459,492            387,466
  Units redeemed .................................           (55,377)           (49,399)        (1,083,224)          (951,454)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           499,428            546,660          3,579,619          4,203,351
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPConS                            FidVIPCon2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (353,261)          (259,224)          (517,664)          (298,629)
  Realized gain (loss) on investments ............          (204,893)        (1,706,607)            71,901         (1,624,534)
  Change in unrealized gain (loss)
    on investments ...............................         6,857,435         11,969,571          6,551,231          9,212,137
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,299,281         10,003,740          6,105,468          7,288,974
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,150,156            922,553          7,067,693         12,456,016
  Transfers between funds ........................          (120,000)          (456,992)         1,964,407          2,220,956
  Redemptions (note 3) ...........................        (4,328,955)        (2,614,778)        (3,621,649)        (1,684,107)
  Annuity benefits ...............................            (1,244)            (5,302)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (75,867)           (54,443)           (87,311)           (49,753)
  Adjustments to maintain reserves ...............             3,748             (2,278)            18,636                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (3,372,162)        (2,211,240)         5,341,776         12,943,509
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,927,119          7,792,500         11,447,244         20,232,483
Contract owners' equity beginning
  of period ......................................        46,777,335         38,984,835         40,584,160         20,351,677
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    49,704,454         46,777,335         52,031,404         40,584,160
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,374,699          3,563,729          4,294,206          2,721,894
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           261,044            321,055          1,141,180          2,694,204
  Units redeemed .................................          (476,656)          (510,085)          (591,953)        (1,121,892)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         3,159,087          3,374,699          4,843,433          4,294,206
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPI500                            FidVIPIGBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           122,122            267,871          2,517,605          3,058,011
  Realized gain (loss) on investments ............        (4,760,135)        (7,157,071)           380,001          3,695,735
  Change in unrealized gain (loss)
    on investments ...............................        12,914,214         28,638,162         (3,080,859)        (4,394,755)
  Reinvested capital gains .......................                 -                  -          2,496,077          1,521,781
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,276,201         21,748,962          2,312,824          3,880,772
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,679,259          1,714,938            797,978            994,003
  Transfers between funds ........................        (1,059,877)        (1,171,362)        (5,927,915)        (9,226,449)
  Redemptions (note 3) ...........................       (14,093,185)        (9,763,970)       (14,899,889)       (19,414,082)
  Annuity benefits ...............................            (1,795)            (4,507)           (15,958)           (43,793)
  Annual contract maintenance charges
    (note 2) .....................................            (7,811)            (8,651)            (4,100)            (5,630)
  Contingent deferred sales charges
    (note 2) .....................................          (154,279)          (189,781)           (95,975)          (166,247)
  Adjustments to maintain reserves ...............            10,337             (1,788)             9,895             13,426
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (13,627,351)        (9,425,121)       (20,135,964)       (27,848,772)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (5,351,150)        12,323,841        (17,823,140)       (23,968,000)
Contract owners' equity beginning
  of period ......................................       100,023,044         87,699,203         87,071,019        111,039,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        94,671,894        100,023,044         69,247,879         87,071,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         8,294,373          9,224,993          6,033,702          7,974,078
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           537,635            924,893            352,484          1,355,073
  Units redeemed .................................        (1,614,675)        (1,855,513)        (1,719,493)        (3,295,449)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         7,217,333          8,294,373          4,666,693          6,033,702
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPAgGrS                           FidVIPAgGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (1,834)            (1,794)           (40,848)           (25,641)
  Realized gain (loss) on investments ............             6,188             (3,995)           219,446             18,877
  Change in unrealized gain (loss)
    on investments ...............................            11,350             54,248             58,133            516,119
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,704             48,459            236,731            509,355
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             9,024                514            383,413            928,424
  Transfers between funds ........................           (59,117)            12,182            115,896             50,381
  Redemptions (note 3) ...........................           (14,270)              (996)          (224,834)          (139,006)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (4,716)            (4,369)
  Adjustments to maintain reserves ...............               (21)               (73)               945               (486)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (64,384)            11,627            270,704            834,944
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           (48,680)            60,086            507,435          1,344,299
Contract owners' equity beginning
  of period ......................................           223,991            163,905          2,702,200          1,357,901
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       175,311            223,991          3,209,635          2,702,200
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            25,870             24,455            319,322            206,142
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,393              4,067            153,399            214,134
  Units redeemed .................................           (29,707)            (2,652)          (122,851)          (100,954)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            18,556             25,870            349,870            319,322
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPBal                             FidVIPBalS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           399,854            953,202            187,358            323,382
  Realized gain (loss) on investments ............          (120,031)           292,947           (328,523)          (542,219)
  Change in unrealized gain (loss)
    on investments ...............................         1,622,373          7,493,702            883,879          2,966,694
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,902,196          8,739,851            742,714          2,747,857
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           645,680            769,133            191,519            314,769
  Transfers between funds ........................           (93,427)         1,093,182           (447,560)           (66,246)
  Redemptions (note 3) ...........................       (12,180,231)       (14,331,779)        (1,864,927)        (1,681,855)
  Annuity benefits ...............................           (24,326)           (28,727)              (821)            (3,935)
  Annual contract maintenance charges
    (note 2) .....................................            (8,483)           (10,224)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (16,559)           (57,393)           (34,295)           (30,345)
  Adjustments to maintain reserves ...............            10,493              9,332              1,253             (9,124)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (11,666,853)       (12,556,476)        (2,154,831)        (1,476,736)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (9,764,657)        (3,816,625)        (1,412,117)         1,271,121
Contract owners' equity beginning
  of period ......................................        57,759,521         61,576,146         18,897,936         17,626,815
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        47,994,864         57,759,521         17,485,819         18,897,936
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,444,593          4,262,434          1,671,579          1,814,362
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           110,076            236,981             62,025            106,454
  Units redeemed .................................          (801,023)        (1,054,822)          (251,986)          (249,237)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,753,646          3,444,593          1,481,618          1,671,579
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPBal2                           FidVIPDyCapS
                                                     ----------------------------------    ---------------    ---------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        59,054            125,104             (5,146)            (6,353)
  Realized gain (loss) on investments ............           (84,195)          (150,069)            19,903             (3,683)
  Change in unrealized gain (loss)
    on investments ...............................           373,317          1,482,067            (20,731)           150,109
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           348,176          1,457,102             (5,974)           140,073
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           131,524            193,327              9,845                972
  Transfers between funds ........................          (333,563)           181,427           (158,120)           (10,993)
  Redemptions (note 3) ...........................          (925,989)          (667,411)           (55,540)           (81,064)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (15,828)            (9,995)            (1,132)            (2,977)
  Adjustments to maintain reserves ...............             2,189                168                 (9)               (57)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,141,667)          (302,484)          (204,956)           (94,119)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (793,491)         1,154,618           (210,930)            45,954
Contract owners' equity beginning
  of period ......................................        10,480,979          9,326,361            687,328            641,374
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,687,488         10,480,979            476,398            687,328
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,107,853          1,143,308             97,835            113,186
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            22,346             77,558              9,033             14,160
  Units redeemed .................................          (144,029)          (113,013)           (39,237)           (29,511)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           986,170          1,107,853             67,631             97,835
                                                     ===============    ===============    ===============    ===============

                                                                FidVIPDyCap2                           FidVIPGrIn
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (49,712)           (42,447)          (132,162)           (43,228)
  Realized gain (loss) on investments ............            21,849           (158,466)        (1,941,153)        (1,588,739)
  Change in unrealized gain (loss)
    on investments ...............................              (160)           885,974          3,152,764          7,651,222
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (28,023)           685,061          1,079,449          6,019,255
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           282,317            377,171            393,213            409,837
  Transfers between funds ........................          (261,024)           175,544           (634,291)           830,477
  Redemptions (note 3) ...........................          (213,946)          (213,445)        (6,888,221)        (5,297,119)
  Annuity benefits ...............................                 -                  -             (7,906)           (10,590)
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,903)            (5,827)
  Contingent deferred sales charges
    (note 2) .....................................            (2,944)            (5,720)           (28,206)           (41,283)
  Adjustments to maintain reserves ...............               659               (339)             7,773              9,401
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (194,938)           333,211         (7,162,541)        (4,105,104)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (222,961)         1,018,272         (6,083,092)         1,914,151
Contract owners' equity beginning
  of period ......................................         3,888,328          2,870,056         32,450,994         30,536,843
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         3,665,367          3,888,328         26,367,902         32,450,994
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           571,779            519,737          2,241,345          2,571,965
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            66,171            233,566             95,977            214,095
  Units redeemed .................................           (98,979)          (181,524)          (589,510)          (544,715)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           538,971            571,779          1,747,812          2,241,345
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrInS                           FidVIPGrIn2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (57,434)            50,038            (97,002)           (62,457)
  Realized gain (loss) on investments ............        (1,462,803)        (2,015,605)          (372,784)        (1,473,586)
  Change in unrealized gain (loss)
    on investments ...............................         3,012,882          8,928,294          1,227,443          4,978,859
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,492,645          6,962,727            757,657          3,442,816
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           239,356            342,249          1,134,567          2,749,992
  Transfers between funds ........................        (1,191,848)          (838,823)        (1,003,580)           (69,042)
  Redemptions (note 3) ...........................        (3,793,719)        (3,200,245)        (1,379,253)          (971,141)
  Annuity benefits ...............................            (1,086)            (5,258)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (69,928)           (68,428)           (30,197)           (28,573)
  Adjustments to maintain reserves ...............             2,242             (2,772)             4,721             (1,369)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (4,814,983)        (3,773,277)        (1,273,742)         1,679,867
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,322,338)         3,189,450           (516,085)         5,122,683
Contract owners' equity beginning
  of period ......................................        36,708,432         33,518,982         19,586,061         14,463,378
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    33,386,094         36,708,432         19,069,976         19,586,061
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         3,186,392          3,561,810          2,256,250          2,031,206
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            72,356            140,268            180,969            913,908
  Units redeemed .................................          (496,347)          (515,686)          (327,511)          (688,864)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,762,401          3,186,392          2,109,708          2,256,250
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPGrOp                            FidVIPGrOpS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................        (1,070,034)          (792,035)          (188,362)          (125,425)
  Realized gain (loss) on investments ............        (9,026,945)       (12,295,949)        (3,162,321)        (3,877,278)
  Change in unrealized gain (loss)
    on investments ...............................        16,630,642         48,131,477          5,396,271         13,080,347
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,533,663         35,043,493          2,045,588          9,077,644
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,415,739          2,145,470            225,367            302,488
  Transfers between funds ........................        (4,412,597)        (5,294,850)        (1,924,876)        (1,495,129)
  Redemptions (note 3) ...........................       (30,774,959)       (25,744,534)        (3,800,080)        (3,004,371)
  Annuity benefits ...............................           (20,415)           (26,159)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (34,435)           (39,996)                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (66,367)          (123,202)           (66,212)           (64,630)
  Adjustments to maintain reserves ...............            14,672             12,905              1,138               (318)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       (33,878,362)       (29,070,366)        (5,564,663)        (4,261,960)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       (27,344,699)         5,973,127         (3,519,075)         4,815,684
Contract owners' equity beginning
  of period ......................................       149,447,399        143,474,272         39,725,388         34,909,704
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............       122,102,700        149,447,399         36,206,313         39,725,388
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         9,018,711         11,062,424          4,718,108          5,326,989
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           133,143            289,118             54,166            108,960
  Units redeemed .................................        (2,157,951)        (2,332,831)          (719,805)          (717,841)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         6,993,903          9,018,711          4,052,469          4,718,108
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPGrOp2                           FidVIPMCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (64,698)           (52,559)           (47,993)           (24,198)
  Realized gain (loss) on investments ............          (255,018)          (860,285)           124,869            (10,664)
  Change in unrealized gain (loss)
    on investments ...............................           707,143          2,665,236            728,387            935,848
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           387,427          1,752,392            805,263            900,986
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            45,092             98,549            194,916            159,133
  Transfers between funds ........................          (425,772)          (538,720)           669,521             74,118
  Redemptions (note 3) ...........................          (482,598)          (636,631)          (448,010)          (375,746)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -             (4,224)            (4,401)
  Contingent deferred sales charges
    (note 2) .....................................           (12,798)           (26,025)            (3,420)            (6,392)
  Adjustments to maintain reserves ...............             2,245             (2,178)               169                 52
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (873,831)        (1,105,005)           408,952           (153,236)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (486,404)           647,387          1,214,215            747,750
Contract owners' equity beginning
  of period ......................................         7,823,843          7,176,456          3,297,769          2,550,019
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     7,337,439          7,823,843          4,511,984          3,297,769
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,135,191          1,328,408            147,072            155,616
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            21,423             49,873             41,726             46,049
  Units redeemed .................................          (148,008)          (243,090)           (25,593)           (54,593)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,008,606          1,135,191            163,205            147,072
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPMCapS                           FidVIPMCap2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (220,506)          (123,903)          (653,330)          (335,526)
  Realized gain (loss) on investments ............           914,794            (57,693)           864,956            (46,295)
  Change in unrealized gain (loss)
    on investments ...............................         3,989,401          6,008,009         10,584,029         11,157,738
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,683,689          5,826,413         10,795,655         10,775,917
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           197,011            218,941          5,813,017          8,670,841
  Transfers between funds ........................           756,961           (139,911)         1,367,377          1,945,045
  Redemptions (note 3) ...........................        (2,711,968)        (1,636,110)        (4,140,165)        (1,849,191)
  Annuity benefits ...............................              (153)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (51,331)           (41,759)          (109,120)           (50,784)
  Adjustments to maintain reserves ...............             1,901                 68             32,208              2,600
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,807,579)        (1,598,771)         2,963,317          8,718,511
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,876,110          4,227,642         13,758,972         19,494,428
Contract owners' equity beginning
  of period ......................................        21,494,305         17,266,663         44,434,522         24,940,094
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        24,370,415         21,494,305         58,193,494         44,434,522
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           950,947          1,047,270          2,836,613          2,143,293
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           108,666            200,247            663,742          1,071,266
  Units redeemed .................................          (187,449)          (296,570)          (477,134)          (377,946)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           872,164            950,947          3,023,221          2,836,613
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPValS                            FidVIPValS2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (3,749)            (1,610)           (96,089)           (37,609)
  Realized gain (loss) on investments ............             7,709              4,928            477,779            815,245
  Change in unrealized gain (loss)
    on investments ...............................            41,202             61,352            340,153            520,145
  Reinvested capital gains .......................               699              1,642             18,031             27,605
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            45,861             66,312            739,874          1,325,386
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           110,469            137,894          1,489,253          2,315,640
  Transfers between funds ........................            (1,825)             5,715            470,916          2,213,527
  Redemptions (note 3) ...........................            (5,784)              (281)          (537,537)          (167,496)
  Annuity benefits ...............................                 -                  -               (140)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (317)                (2)           (11,571)            (2,706)
  Adjustments to maintain reserves ...............               (15)                 3              1,869                556
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           102,528            143,329          1,412,790          4,359,521
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           148,389            209,641          2,152,664          5,684,907
Contract owners' equity beginning
  of period ......................................           272,822             63,181          6,494,435            809,528
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       421,211            272,822          8,647,099          6,494,435
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            22,081              7,968            558,223            108,052
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             9,646             14,217            518,734            827,478
  Units redeemed .................................            (1,526)              (104)          (416,577)          (377,307)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            30,201             22,081            660,380            558,223
                                                     ===============    ===============    ===============    ===============

                                                                 FrVIPRisDiv                           FrVIPForSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (7,011)              (965)               886                918
  Realized gain (loss) on investments ............            20,644              3,098             25,590                418
  Change in unrealized gain (loss)
    on investments ...............................           155,597            155,750             38,102             39,312
  Reinvested capital gains .......................            25,942             19,108                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           195,172            176,991             64,578             40,648
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           914,406            693,392            262,875            146,662
  Transfers between funds ........................           176,705             54,813            (72,622)            16,446
  Redemptions (note 3) ...........................           (89,812)           (29,652)            (6,917)            (7,283)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (4,635)              (721)              (311)                 -
  Adjustments to maintain reserves ...............               190                 22                 10                 (1)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           996,854            717,854            183,035            155,824
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,192,026            894,845            247,613            196,472
Contract owners' equity beginning
  of period ......................................         1,140,788            245,943            239,297             42,825
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         2,332,814          1,140,788            486,910            239,297
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           103,449             27,539             23,502              5,514
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           100,553             79,023             25,671             19,067
  Units redeemed .................................           (11,652)            (3,113)            (8,222)            (1,079)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           192,350            103,449             40,951             23,502
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITIntVal3                          GVITDMidCapI
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           286                  -             (4,078)            (1,244)
  Realized gain (loss) on investments ............                57                  -             13,812              6,937
  Change in unrealized gain (loss)
    on investments ...............................             8,945                  -             68,416             57,218
  Reinvested capital gains .......................                 -                  -             22,585                  2
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,288                  -            100,735             62,913
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            64,117                  -            483,834            241,741
  Transfers between funds ........................            17,123                  -             27,551             20,972
  Redemptions (note 3) ...........................              (513)                 -            (38,709)            (8,386)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (1,652)              (241)
  Adjustments to maintain reserves ...............                42                  -                126                 (3)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            80,769                  -            471,150            254,083
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            90,057                  -            571,885            316,996
Contract owners' equity beginning
  of period ......................................                 -                  -            385,335             68,339
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $        90,057                  -            957,220            385,335
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             35,096              8,310
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             6,091                  -             45,544             28,430
  Units redeemed .................................               (90)                 -             (4,510)            (1,644)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             6,001                  -             76,130             35,096
                                                     ===============    ===============    ===============    ===============

                                                                GVITDMidCap2                          GVITEmMrkts2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (61,769)           (29,058)           (10,024)            (7,111)
  Realized gain (loss) on investments ............           279,445             69,401            366,493            121,524
  Change in unrealized gain (loss)
    on investments ...............................           533,168            975,108           (287,157)           351,060
  Reinvested capital gains .......................           192,663                 27            170,539                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           943,507          1,015,478            239,851            465,473
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,419,847          2,807,834            207,306            397,514
  Transfers between funds ........................           522,637            885,859            244,270            299,664
  Redemptions (note 3) ...........................          (374,485)          (160,894)          (158,848)           (58,899)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (11,308)            (5,329)            (4,256)            (2,159)
  Adjustments to maintain reserves ...............             1,463                 41              1,228                 91
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,558,154          3,527,511            289,700            636,211
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         2,501,661          4,542,989            529,551          1,101,684
Contract owners' equity beginning
  of period ......................................         5,887,850          1,344,861          1,563,181            461,497
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         8,389,511          5,887,850          2,092,732          1,563,181
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           562,754            170,381            119,362             57,258
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           289,821            495,994            119,745            126,268
  Units redeemed .................................          (149,320)          (103,621)          (104,755)           (64,164)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           703,255            562,754            134,352            119,362
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITEmMrkts6                            GVITGvtBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         3,379                  -          1,256,318            623,441
  Realized gain (loss) on investments ............             4,163                  -           (257,417)          (170,261)
  Change in unrealized gain (loss)
    on investments ...............................            19,844                  -           (999,781)          (425,589)
  Reinvested capital gains .......................            47,013                  -            595,387             40,363
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            74,399                  -            594,507             67,954
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           102,020                  -          3,669,869         25,032,401
  Transfers between funds ........................           583,033                  -         (4,144,501)       (10,555,512)
  Redemptions (note 3) ...........................            (6,620)                 -         (3,383,164)        (3,179,924)
  Annuity benefits ...............................                 -                  -               (326)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (183)                 -           (124,433)           (52,291)
  Adjustments to maintain reserves ...............                 7                  -                777              1,714
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           678,257                  -         (3,981,778)        11,246,388
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           752,656                  -         (3,387,271)        11,314,342
Contract owners' equity beginning
  of period ......................................                 -                  -         32,173,064         20,858,722
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       752,656                  -         28,785,793         32,173,064
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -          2,897,500          1,894,099
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            68,873                  -            508,221          4,826,178
  Units redeemed .................................            (4,782)                 -           (863,338)        (3,822,777)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            64,091                  -          2,542,383          2,897,500
                                                     ===============    ===============    ===============    ===============

                                                                  GVITIDAgg                             GVITIDCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            46,753             14,840            364,801            315,257
  Realized gain (loss) on investments ............           621,418             29,523            374,397             56,254
  Change in unrealized gain (loss)
    on investments ...............................           957,548          1,829,422             96,140          1,142,164
  Reinvested capital gains .......................           386,555            139,850            356,333            132,151
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,012,274          2,013,635          1,191,671          1,645,826
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,760,437          8,523,658          5,956,568         27,409,067
  Transfers between funds ........................           300,374            184,493         (2,282,393)          (531,343)
  Redemptions (note 3) ...........................        (1,344,139)          (174,208)        (3,187,854)        (1,860,713)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (32,196)            (4,016)           (96,719)           (14,597)
  Adjustments to maintain reserves ...............             1,647                (56)             2,525                470
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,686,123          8,529,871            392,127         25,002,884
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,698,397         10,543,506          1,583,798         26,648,710
Contract owners' equity beginning
  of period ......................................        12,659,702          2,116,196         35,404,679          8,755,969
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        19,358,099         12,659,702         36,988,477         35,404,679
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,174,265            255,545          3,348,427            881,738
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           770,414            961,110            897,071          3,208,937
  Units redeemed .................................          (345,927)           (42,390)          (858,874)          (742,248)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,598,752          1,174,265          3,386,624          3,348,427
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITIDMod                           GVITIDModAgg
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       927,005            447,421            243,019             71,357
  Realized gain (loss) on investments ............           582,290             (6,739)           577,397            (75,185)
  Change in unrealized gain (loss)
    on investments ...............................         8,248,457         12,538,005          3,948,714          6,316,448
  Reinvested capital gains .......................           709,048             41,519            768,735                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        10,466,800         13,020,206          5,537,865          6,312,620
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        29,330,233         73,044,893         12,219,597         27,162,879
  Transfers between funds ........................         6,008,987          6,207,247          2,799,957          1,771,741
  Redemptions (note 3) ...........................        (8,529,330)        (4,031,504)        (3,192,940)        (1,315,802)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (207,831)          (100,982)           (81,423)           (55,610)
  Adjustments to maintain reserves ...............            14,597                707              7,248                397
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        26,616,656         75,120,361         11,752,439         27,563,605
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        37,083,456         88,140,567         17,290,304         33,876,225
Contract owners' equity beginning
  of period ......................................       108,655,956         20,515,389         42,285,245          8,409,020
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $   145,739,412        108,655,956         59,575,549         42,285,245
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................        10,125,266          2,265,379          3,925,388            974,155
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,912,574          8,698,739          1,669,146          3,232,545
  Units redeemed .................................        (1,472,896)          (838,852)          (592,624)          (281,312)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................        12,564,944         10,125,266          5,001,910          3,925,388
                                                     ===============    ===============    ===============    ===============

                                                                GVITIDModCon                           GVITIntVal6
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           463,157            315,985                312                  -
  Realized gain (loss) on investments ............           559,638            100,204              1,176                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,464,501          3,511,928            110,812                  -
  Reinvested capital gains .......................           339,812             71,045                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,827,108          3,999,162            112,300                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,588,636         31,496,518            120,225                  -
  Transfers between funds ........................           545,365         (2,386,410)         1,154,441                  -
  Redemptions (note 3) ...........................        (3,487,587)        (1,726,919)           (16,068)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (116,491)           (40,794)              (200)                 -
  Adjustments to maintain reserves ...............             4,783                458                 23                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         5,534,706         27,342,853          1,258,421                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         8,361,814         31,342,015          1,370,721                  -
Contract owners' equity beginning
  of period ......................................        44,183,731         12,841,716                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        52,545,545         44,183,731          1,370,721                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         4,126,406          1,345,876                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         1,212,958          3,489,699            124,604                  -
  Units redeemed .................................          (698,440)          (709,169)            (5,365)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         4,640,924          4,126,406            119,239                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  GVITMyMkt                           GVITSmCapGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (118,938)          (168,781)           (43,849)           (29,477)
  Realized gain (loss) on investments ............                 -                  -            121,573            208,964
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -            353,258            492,909
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (118,938)          (168,781)           430,982            672,396
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         6,192,198         23,019,392            230,840          1,263,489
  Transfers between funds ........................        (2,689,041)        (3,363,849)           260,548            436,908
  Redemptions (note 3) ...........................        (5,280,391)       (27,062,374)          (264,394)           (95,891)
  Annuity benefits ...............................              (105)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................          (125,680)        (1,491,032)           (12,177)            (2,920)
  Adjustments to maintain reserves ...............                17               (540)               431               (180)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (1,903,002)        (8,898,403)           215,248          1,601,406
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,021,940)        (9,067,184)           646,230          2,273,802
Contract owners' equity beginning
  of period ......................................        23,492,068         32,559,252          3,471,151          1,197,349
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    21,470,128         23,492,068          4,117,381          3,471,151
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,346,235          3,211,806            366,267            167,244
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         3,672,190         34,701,450             95,457            549,735
  Units redeemed .................................        (3,861,155)       (35,567,021)           (73,183)          (350,712)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,157,270          2,346,235            388,541            366,267
                                                     ===============    ===============    ===============    ===============

                                                                GVITSmCapVal                          GVITSmCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            (5,960)            (1,255)           (95,255)           (36,109)
  Realized gain (loss) on investments ............            32,166                777            637,190            117,185
  Change in unrealized gain (loss)
    on investments ...............................             4,579             53,931            (81,481)         1,222,044
  Reinvested capital gains .......................            40,487                  -            575,647                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            71,272             53,453          1,036,101          1,303,120
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           289,833            176,988            742,885          1,641,026
  Transfers between funds ........................           (21,816)            29,289            756,245          2,508,050
  Redemptions (note 3) ...........................           (18,375)            (1,184)          (442,718)          (114,511)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (910)                 -            (15,106)            (2,525)
  Adjustments to maintain reserves ...............                87                 26              3,749                825
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           248,819            205,119          1,045,055          4,032,865
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           320,091            258,572          2,081,156          5,335,985
Contract owners' equity beginning
  of period ......................................           266,670              8,098          6,135,019            799,034
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           586,761            266,670          8,216,175          6,135,019
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            23,228              1,074            559,038            112,208
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            29,863             22,345            284,496            553,709
  Units redeemed .................................           (10,031)              (191)          (195,686)          (106,879)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            43,060             23,228            647,848            559,038
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITSmComp                            GVITSmComp2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (7,494)            (2,250)           (70,222)           (33,340)
  Realized gain (loss) on investments ............            11,156              1,064            591,882             43,202
  Change in unrealized gain (loss)
    on investments ...............................            17,560             79,611           (388,027)           944,449
  Reinvested capital gains .......................            89,551                  -            798,312                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           110,773             78,425            931,945            954,311
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           241,922            329,753            705,208          2,011,715
  Transfers between funds ........................            (4,554)             8,572          1,186,245            453,475
  Redemptions (note 3) ...........................            (2,506)            (3,287)          (549,620)          (202,757)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (96)              (158)           (15,895)            (6,524)
  Adjustments to maintain reserves ...............               202                 15              1,283                (30)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           234,968            334,895          1,327,221          2,255,879
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           345,741            413,320          2,259,166          3,210,190
Contract owners' equity beginning
  of period ......................................           451,750             38,430          4,351,383          1,141,193
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       797,491            451,750          6,610,549          4,351,383
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            39,888              4,671            371,625            135,334
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            23,242             35,863            311,273            361,560
  Units redeemed .................................            (2,721)              (646)          (201,788)          (125,269)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            60,409             39,888            481,110            371,625
                                                     ===============    ===============    ===============    ===============

                                                                 JanRMgCore                            MFSInvGrStS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             1,666               (390)           (69,848)           (36,761)
  Realized gain (loss) on investments ............            18,064              4,212             97,683             (7,084)
  Change in unrealized gain (loss)
    on investments ...............................             4,146              9,094            363,570            585,360
  Reinvested capital gains .......................            30,534                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            54,410             12,916            391,405            541,515
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           127,245            133,166          1,059,381          2,458,511
  Transfers between funds ........................           207,616              6,090            215,349            460,076
  Redemptions (note 3) ...........................           (14,933)            (1,605)          (373,082)          (105,000)
  Annuity benefits ...............................                 -                  -               (272)                 -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................               (70)                 -             (7,726)            (2,006)
  Adjustments to maintain reserves ...............                67                  3                474               (314)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           319,925            137,654            894,124          2,811,267
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           374,335            150,570          1,285,529          3,352,782
Contract owners' equity beginning
  of period ......................................           150,570                  -          4,379,571          1,026,789
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           524,905            150,570          5,665,100          4,379,571
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            12,354                  -            483,758            137,254
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            36,910             22,544            193,624            376,248
  Units redeemed .................................           (12,069)           (10,190)           (95,562)           (29,744)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            37,195             12,354            581,820            483,758
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                MFSMidCapGrS                           MFSNewDiscS
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (103,198)           (54,474)           (60,219)           (40,382)
  Realized gain (loss) on investments ............           267,235            508,144            287,989            (14,789)
  Change in unrealized gain (loss)
    on investments ...............................           731,083            741,240            (31,075)           978,875
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           895,120          1,194,910            196,695            923,704
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,185,318          3,480,591            390,699          1,913,427
  Transfers between funds ........................           222,115            392,773           (589,080)           796,002
  Redemptions (note 3) ...........................          (397,021)          (184,804)          (244,967)           (99,240)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (10,246)            (4,517)            (5,605)            (2,367)
  Adjustments to maintain reserves ...............             1,527               (379)               387               (239)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         1,001,693          3,683,664           (448,566)         2,607,583
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,896,813          4,878,574           (251,871)         3,531,287
Contract owners' equity beginning
  of period ......................................         6,682,965          1,804,391          4,906,118          1,374,831
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     8,579,778          6,682,965          4,654,247          4,906,118
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           782,319            284,611            516,432            190,543
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           266,977            971,888            109,330            383,045
  Units redeemed .................................          (158,465)          (474,180)          (158,445)           (57,156)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           890,831            782,319            467,317            516,432
                                                     ===============    ===============    ===============    ===============

                                                                   MFSValS                             NBAMSocRes
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (59,702)           (43,012)               (32)                 -
  Realized gain (loss) on investments ............           270,495            (23,519)                 4                  -
  Change in unrealized gain (loss)
    on investments ...............................           559,763          1,015,609                460                  -
  Reinvested capital gains .......................            97,683                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           868,239            949,078                432                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,147,887          2,934,628              2,800                  -
  Transfers between funds ........................            97,635            319,611            129,223                  -
  Redemptions (note 3) ...........................          (461,260)          (122,850)                 -                  -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (13,254)            (2,743)                 -                  -
  Adjustments to maintain reserves ...............             1,508               (384)                 2                  -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           772,516          3,128,262            132,025                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         1,640,755          4,077,340            132,457                  -
Contract owners' equity beginning
  of period ......................................         5,972,049          1,894,709                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         7,612,804          5,972,049            132,457                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           567,227            221,613                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           195,613          1,112,185             10,971                  -
  Units redeemed .................................          (123,987)          (766,571)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           638,853            567,227             10,971                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppCapApS                             OppGlSec3
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (190,872)          (102,568)              (987)                 -
  Realized gain (loss) on investments ............           510,033            131,602              1,493                  -
  Change in unrealized gain (loss)
    on investments ...............................           562,587          2,518,821             25,865                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           881,748          2,547,855             26,371                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,864,892          7,439,391            108,439                  -
  Transfers between funds ........................          (606,934)         1,418,883             52,758                  -
  Redemptions (note 3) ...........................          (818,339)          (404,777)           (15,639)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (24,797)           (12,241)                 -                  -
  Adjustments to maintain reserves ...............             3,846                 68                (10)                 -
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,418,668          8,441,324            145,548                  -
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,300,416         10,989,179            171,919                  -
Contract owners' equity beginning
  of period ......................................        14,953,724          3,964,545                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,254,140         14,953,724            171,919                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,504,622            514,036                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           639,618          1,360,535             15,910                  -
  Units redeemed .................................          (397,774)          (369,949)            (1,626)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,746,466          1,504,622             14,284                  -
                                                     ===============    ===============    ===============    ===============

                                                                  OppGlSec4                             OppGlSec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................           (23,352)                 -                596             (1,578)
  Realized gain (loss) on investments ............               (88)                 -             42,256                718
  Change in unrealized gain (loss)
    on investments ...............................           646,511                  -             53,329             97,047
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           623,071                  -             96,181             96,187
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           809,620                  -            306,455            270,808
  Transfers between funds ........................         3,745,151                  -            (37,316)            13,255
  Redemptions (note 3) ...........................          (127,366)                 -            (56,821)            (1,730)
  Annuity benefits ...............................              (201)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (2,595)                 -             (2,392)               (40)
  Adjustments to maintain reserves ...............              (321)                 -                 72                  2
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,424,288                  -            209,998            282,295
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         5,047,359                  -            306,179            378,482
Contract owners' equity beginning
  of period ......................................                 -                  -            423,082             44,600
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         5,047,359                  -            729,261            423,082
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -             38,245              5,633
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           494,129                  -             30,015             33,126
  Units redeemed .................................           (57,767)                 -            (12,540)              (514)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           436,362                  -             55,720             38,245
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppGlSecS                            OppHighInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $          (183)           (58,806)            76,211             18,094
  Realized gain (loss) on investments ............           966,599          1,650,690             15,959             22,556
  Change in unrealized gain (loss)
    on investments ...............................           478,464          2,080,536             43,310            104,810
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,444,880          3,672,420            135,480            145,460
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           871,831          4,212,725            488,998            985,741
  Transfers between funds ........................        (2,924,605)          (114,126)            50,534               (826)
  Redemptions (note 3) ...........................          (519,804)          (284,816)           (56,490)            (9,389)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (14,361)            (6,269)            (1,229)                 -
  Adjustments to maintain reserves ...............             3,738             (2,070)                69                 (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................        (2,583,201)         3,805,444            481,882            975,518
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (1,138,321)         7,477,864            617,362          1,120,978
Contract owners' equity beginning
  of period ......................................        11,125,344          3,647,480          1,332,616            211,638
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     9,987,023         11,125,344          1,949,978          1,332,616
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,001,034            462,585            112,870             21,980
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           205,976          7,550,939             52,424            100,276
  Units redeemed .................................          (442,129)        (7,012,490)           (12,034)            (9,386)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           764,881          1,001,034            153,260            112,870
                                                     ===============    ===============    ===============    ===============

                                                                 OppMSFundS                            OppMSSmCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (103,838)           (63,860)            (7,328)            (2,575)
  Realized gain (loss) on investments ............            81,969            (35,637)            19,947                459
  Change in unrealized gain (loss)
    on investments ...............................         1,263,434          2,336,203            106,621            102,148
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,241,565          2,236,706            119,240            100,032
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,896,026          7,945,847            292,546            307,567
  Transfers between funds ........................           259,380            906,698            (20,087)             5,023
  Redemptions (note 3) ...........................          (813,665)          (325,189)           (31,857)            (3,933)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (18,971)            (4,083)              (982)              (123)
  Adjustments to maintain reserves ...............             3,461               (243)                56                 17
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,326,231          8,523,030            239,676            308,551
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,567,796         10,759,736            358,916            408,583
Contract owners' equity beginning
  of period ......................................        14,373,700          3,613,964            474,752             66,169
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        17,941,496         14,373,700            833,668            474,752
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,412,782            443,060             39,780              7,916
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           426,111          1,063,949             25,721             32,788
  Units redeemed .................................          (202,199)           (94,227)            (6,375)              (924)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,636,694          1,412,782             59,126             39,780
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppStratBdS                            PVTGroInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       576,632            245,012              1,500             (2,210)
  Realized gain (loss) on investments ............           297,448             80,046             11,201              3,022
  Change in unrealized gain (loss)
    on investments ...............................           270,112          1,061,891             57,771             54,600
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,144,192          1,386,949             70,472             55,412
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,312,377          9,043,176             97,284            372,576
  Transfers between funds ........................           563,182          1,223,590            145,930            115,266
  Redemptions (note 3) ...........................        (1,604,300)          (691,899)           (28,875)            (5,648)
  Annuity benefits ...............................              (224)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (37,767)           (19,512)              (681)               (94)
  Adjustments to maintain reserves ...............             3,048              1,617                 (9)                (8)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         2,236,316          9,556,972            213,649            482,092
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         3,380,508         10,943,921            284,121            537,504
Contract owners' equity beginning
  of period ......................................        15,070,705          4,126,784            537,504                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,451,213         15,070,705            821,625            537,504
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,241,682            393,065             43,738                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           612,779          1,101,537             24,374             47,547
  Units redeemed .................................          (434,834)          (252,920)            (7,049)            (3,809)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,419,627          1,241,682             61,063             43,738
                                                     ===============    ===============    ===============    ===============


                                                                  PVTIntEq                             PVTSmCapVal
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................             2,865             (1,018)            (2,863)            (1,717)
  Realized gain (loss) on investments ............            50,352              5,294              9,548                564
  Change in unrealized gain (loss)
    on investments ...............................             7,882             62,910             80,640             99,085
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            61,099             67,186             87,325             97,932
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            57,280            144,847             28,767            138,774
  Transfers between funds ........................            95,102             44,465             65,165            (10,762)
  Redemptions (note 3) ...........................           (18,161)            (9,432)           (23,876)            (1,184)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (887)              (284)            (1,203)               (53)
  Adjustments to maintain reserves ...............                45                 (8)                 -                  8
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           133,379            179,588             68,853            126,783
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           194,478            246,774            156,178            224,715
Contract owners' equity beginning
  of period ......................................           331,951             85,177            322,508             97,793
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           526,429            331,951            478,686            322,508
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            32,137             10,482             28,092             12,608
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            34,741             25,040              8,420             16,806
  Units redeemed .................................           (22,480)            (3,385)            (3,084)            (1,322)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            44,398             32,137             33,428             28,092
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PVTVoyII                             STICVTCapAp
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        (8,709)            (3,166)            (3,020)              (422)
  Realized gain (loss) on investments ............            10,406              3,474              3,994                625
  Change in unrealized gain (loss)
    on investments ...............................            34,810             71,414             11,308              7,057
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            36,507             71,722             12,282              7,260
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           194,063            507,721            165,841            150,841
  Transfers between funds ........................            58,437             78,447            (22,891)            (4,424)
  Redemptions (note 3) ...........................           (35,134)           (40,239)            (8,910)            (4,825)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................              (561)            (2,647)                 -                  -
  Adjustments to maintain reserves ...............                70                (28)               (18)              (176)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           216,875            543,254            134,022            141,416
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           253,382            614,976            146,304            148,676
Contract owners' equity beginning
  of period ......................................           735,625            120,649            148,676                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       989,007            735,625            294,980            148,676
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            72,604             14,682             12,594                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            28,683             64,599             35,932             16,751
  Units redeemed .................................            (7,129)            (6,677)           (24,794)            (4,157)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            94,158             72,604             23,732             12,594
                                                     ===============    ===============    ===============    ===============

                                                                 STICVTGrInc                            STICVTInt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (456)                40                221                 (1)
  Realized gain (loss) on investments ............            13,919                 17                147                  -
  Change in unrealized gain (loss)
    on investments ...............................            (1,031)             7,079              3,704                112
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            12,432              7,136              4,072                111
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            30,044             69,987             19,259              1,000
  Transfers between funds ........................           (50,896)                 -                (71)                 -
  Redemptions (note 3) ...........................            (1,484)               (89)              (589)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                 3                (13)               (18)                 6
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           (22,333)            69,885             18,581              1,006
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            (9,901)            77,021             22,653              1,117
Contract owners' equity beginning
  of period ......................................            77,021                  -              1,117                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............            67,120             77,021             23,770              1,117
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             5,829                  -                 78                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             2,232              5,836              1,373                 78
  Units redeemed .................................            (3,547)                (7)               (42)                 -
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             4,514              5,829              1,409                 78
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                STICVTIntGrBd                         STICVTMidCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            81                  -             (1,037)                93
  Realized gain (loss) on investments ............                (1)                 -              4,367                753
  Change in unrealized gain (loss)
    on investments ...............................                87                  -             19,515              4,934
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................               167                  -             22,845              5,780
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             6,587                  -             86,696             98,931
  Transfers between funds ........................                 -                  -            (13,513)            (5,360)
  Redemptions (note 3) ...........................                 -                  -            (14,159)            (1,265)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -               (384)               (12)
  Adjustments to maintain reserves ...............                (5)                 -                 (6)                93
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................             6,582                  -             58,634             92,387
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............             6,749                  -             81,479             98,167
Contract owners' equity beginning
  of period ......................................                 -                  -             98,167                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $         6,749                  -            179,646             98,167
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................                 -                  -              7,474                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................               630                  -             16,253              9,457
  Units redeemed .................................                 -                  -            (11,852)            (1,983)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................               630                  -             11,875              7,474
                                                     ===============    ===============    ===============    ===============

                                                               STICVTSmCapVal                         STICVTValInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................              (383)                (7)               419                291
  Realized gain (loss) on investments ............               204                  1              6,380                734
  Change in unrealized gain (loss)
    on investments ...............................            10,131                286             25,812             10,466
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             9,952                280             32,611             11,491
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            19,979             22,127            147,083            140,554
  Transfers between funds ........................            49,431                  -            (23,112)            (6,711)
  Redemptions (note 3) ...........................                 -                  -            (11,105)              (763)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                27                  3                (55)              (184)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................            69,437             22,130            112,811            132,896
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............            79,389             22,410            145,422            144,387
Contract owners' equity beginning
  of period ......................................            22,410                  -            144,387                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           101,799             22,410            289,809            144,387
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................             1,520                  -             10,956                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             4,103              1,520             23,727             13,519
  Units redeemed .................................               (18)                 -            (15,336)            (2,563)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................             5,605              1,520             19,347             10,956
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                   VKCom2                                VKEmGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (101,680)           (63,430)           (83,010)           (55,233)
  Realized gain (loss) on investments ............           512,413            (68,197)           182,292            (42,991)
  Change in unrealized gain (loss)
    on investments ...............................         2,294,029          2,671,557            209,123          1,001,099
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,704,762          2,539,930            308,405            902,875
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,393,925          6,701,001            829,811          3,229,965
  Transfers between funds ........................         1,796,952            793,220           (582,702)           289,229
  Redemptions (note 3) ...........................          (980,153)          (464,009)          (369,381)          (226,004)
  Annuity benefits ...............................              (145)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (26,604)           (16,838)           (12,457)            (5,802)
  Adjustments to maintain reserves ...............             3,313                (60)               280               (328)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................         4,187,288          7,013,314           (134,449)         3,287,060
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............         6,892,050          9,553,244            173,956          4,189,935
Contract owners' equity beginning
  of period ......................................        14,017,694          4,464,450          6,015,661          1,825,726
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    20,909,744         14,017,694          6,189,617          6,015,661
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,350,669            555,025            688,105            261,630
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           721,701          1,049,962            154,573            535,578
  Units redeemed .................................          (335,189)          (254,318)          (170,037)          (109,103)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,737,181          1,350,669            672,641            688,105
                                                     ===============    ===============    ===============    ===============

                                                                 VKCorPlus2                           VKUSRealEst2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            25,233               (421)             5,990             (2,459)
  Realized gain (loss) on investments ............               808               (147)           114,311              6,627
  Change in unrealized gain (loss)
    on investments ...............................            (1,139)             2,156            551,244             55,309
  Reinvested capital gains .......................             2,104                 39             38,448                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            27,006              1,627            709,993             59,477
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           337,283            137,326            719,722            332,707
  Transfers between funds ........................           642,664             65,474          1,830,161            458,845
  Redemptions (note 3) ...........................           (51,807)            (2,548)          (228,180)            (4,917)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,512)                 -             (7,761)               (21)
  Adjustments to maintain reserves ...............               (30)                (4)             1,062                 53
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           926,598            200,248          2,315,004            786,667
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           953,604            201,875          3,024,997            846,144
Contract owners' equity beginning
  of period ......................................           201,875                  -            846,144                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,155,479            201,875          3,871,141            846,144
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            19,930                  -             64,808                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            98,795             21,556            259,690             79,693
  Units redeemed .................................            (7,854)            (1,626)          (104,897)           (14,885)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           110,871             19,930            219,601             64,808
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 VISLgCapGr2                          VISLgCapVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       (10,691)            (9,961)              (197)            (1,955)
  Realized gain (loss) on investments ............            44,192                 90             41,766              6,689
  Change in unrealized gain (loss)
    on investments ...............................            47,729            172,128            166,256            315,345
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            81,230            162,257            207,825            320,079
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           996,630          1,037,626          1,118,827            910,294
  Transfers between funds ........................           (12,193)            13,142            (31,170)            (8,345)
  Redemptions (note 3) ...........................          (150,137)           (33,520)          (129,256)           (17,489)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (3,965)            (1,307)            (2,055)              (474)
  Adjustments to maintain reserves ...............               159                (73)               495                (12)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           830,494          1,015,868            956,841            883,974
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           911,724          1,178,125          1,164,666          1,204,053
Contract owners' equity beginning
  of period ......................................         1,647,299            469,174          1,724,915            520,862
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $     2,559,023          1,647,299          2,889,581          1,724,915
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           171,147             56,581            164,487             65,516
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           105,511            119,641            106,967            102,172
  Units redeemed .................................           (20,969)            (5,075)           (17,117)            (3,201)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           255,689            171,147            254,337            164,487
                                                     ===============    ===============    ===============    ===============

                                                                  VISModGr2
                                                     ----------------------------------
Investment activity:                                      2004               2003
                                                     ---------------    ---------------
  Net investment income (loss) ...................            51,421            (19,138)
  Realized gain (loss) on investments ............           199,722            (12,267)
  Change in unrealized gain (loss)
    on investments ...............................           961,815          2,285,693
  Reinvested capital gains .......................           178,086            110,345
                                                     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,391,044          2,364,633
                                                     ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,342,017         14,461,560
  Transfers between funds ........................          (216,230)           555,122
  Redemptions (note 3) ...........................        (2,132,062)          (713,305)
  Annuity benefits ...............................                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (67,321)           (14,101)
  Adjustments to maintain reserves ...............             2,928             11,629
                                                     ---------------    ---------------
      Net equity transactions ....................         7,929,332         14,300,905
                                                     ---------------    ---------------
Net change in contract owners' equity ............         9,320,376         16,665,538
Contract owners' equity beginning
  of period ......................................        23,287,184          6,621,646
                                                     ---------------    ---------------
Contract owners' equity end of period ............        32,607,560         23,287,184
                                                     ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         2,168,937            715,334
                                                     ---------------    ---------------
  Units purchased ................................         1,004,580          1,564,925
  Units redeemed .................................          (273,350)          (111,322)
                                                     ---------------    ---------------
  Ending units ...................................         2,900,167          2,168,937
                                                     ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - International Growth Fund - Series II Shares (AIMIntGr2)
                      (formerly AIM VIP - International Equity Fund - Series II Shares)
                    AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AlSmCapValB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)*
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)*
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - International Equity Fund II (FedIntEq) Federated IS - Mid Cap Growth Strategies Fund II (FedMidCapGr)
                      (formerly Federated IS - Growth Strategies Fund II)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
                    Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class (FidVIPVal)
                    Fidelity/(R)/ VIP - Value Portfolio - Service Class 2 (FidVIPVal2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class (FidVIPAMGr)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class (FidVIPAMGrS)
                    Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
                    Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
                    Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
                    Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
                    Fidelity/(R)/ VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
                    Gartmore GVIT Emerging Markets Fund - Class II
                    (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolio of the Janus Aspen Series (Janus AS);
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               Portfolios of the MFS/(R)/ Variable Insurance Trust/SM/ (MFS/(R)/
               VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity;
                    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
                      (formerly Oppenheimer Main Street Growth & Income
                      Fund/VA - Service Class)
                    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Initial Class (OppMSSmCap)
                    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)
                      (formerly Putnam VT International Growth Fund - IB Shares)
                    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
                    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)

               Portfolios of the STI Classic Variable Trust;
                    STI Classic Variable Trust - Capital Appreciation Fund (STICVTCapAp)
                    STI Classic Variable Trust - Growth & Income (STICVTGrInc) STI Classic Variable Trust - International Equity Fund (STICVTInt)
                    STI Classic Variable Trust - Investment Grade Bond Fund (STICVTIntGrBd)
                    STI Classic Variable Trust - Mid Cap Equity Fund (STICVTMidCap)
                    STI Classic Variable Trust - Small Cap Value Equity Fund (STICVTSmCapVal)
                    STI Classic Variable Trust - Value Income Stock Fund (STICVTValInc)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of The Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kempen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)

               Portfolios of the VISION Group of Funds;
                    VISION Group of Funds - Large Cap Growth Fund II
                    (VISLgCapGr2)
                    VISION Group of Funds - Large Cap Value Fund II
                    (VISLgCapVal2)
                    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)

               *At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d) Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                Nationwide     Nationwide     All American
                  Nationwide Variable Account-7 Options                           Classic        Select         Annuity
----------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .......................................       1.30%         1.40%            0.95%
----------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ............................................          -             -             0.25%
    Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
----------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ......................................................          -             -             0.15%
----------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge and Disability .................          -             -             0.10%
    In addition to standard 10% CDSC-free withdrawal privilege.
  10 Year and Disability Waiver for Tax Sheltered Annuities ................          -             -             0.05%
    CDSC waived if (i) contract owner has owned contract for 10 years and
    (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities ..............................          -             -             0.15%
    CDSC waived if contract owner experiences hardship (defined under IRC
    Section 401(k)).
----------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
  One-Year Enhanced ........................................................          -             -             0.15%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced .......................................          -             -             0.20%/(3)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up .........................................................          -          0.05%/(2)/       0.05%/(4)/
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  5% Enhanced ..............................................................          -          0.10%/(2)/       0.10%/(4)/
    If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
    simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.
----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
    May 1, 2003).
  Option 1 .................................................................          -             -             0.45%
  Option 2 .................................................................          -             -             0.30%
----------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ....................................................          -             -             0.45%
    Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.
----------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...............................................          -             -             0.40%
    Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
----------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option ...........................................          -             -             0.50%
    Provides a return of principle over the elected program period.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .....................................       1.30%         1.55%            3.65%
----------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/ For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

/(3)/ For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

/(4)/ For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total    AIMBValue2     AIMCapAp2     AIMCapDev    AIMCapDev2     AIMIntGr2    AIMMidCore      AIMPreEq
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $  3,307,138        32,827         3,129           133            95         5,652         2,058         2,050
1.00% ..........     1,888,214        11,487           512             -            17           721             -             -
1.05% ..........       401,116         1,354            52             -             -            48             -             -
1.10% ..........     1,597,482        11,747         5,791         1,589             -         1,794         4,509         2,131
1.15% ..........       660,818         6,402         2,839             -           130         1,187            26             -
1.20% ..........       226,817         2,407           393             -             -           152            79           218
1.25% ..........       253,761         5,263         1,715             -             -           225             -             -
1.30% ..........     1,168,498         6,071         1,158             -             -           624             -             -
1.35% ..........        60,165           514            34             -             -           121            92            54
1.40% ..........     9,171,835        52,070         6,720           140             -         3,724           156             -
1.45% ..........     1,035,223         3,788           788             -             -           316             -             -
1.50% ..........       242,513         2,432           101             -             -             -             -             -
1.55% ..........     1,559,743        17,893         5,872             -           159         2,244           204           572
1.60% ..........       829,644        17,736         2,019             -           717           917             -             -
1.65% ..........       260,200         2,168           597             -             -           136             -             -
1.70% ..........       201,158         8,909         1,590             -             -            78             -             -
1.75% ..........       231,561         3,047         1,086             -             -           185           116            56
1.80% ..........       124,115           849           129             -            75           136             -             -
1.85% ..........       162,831         5,817         3,129             -           339         1,101             -             -
1.90% ..........        46,071         1,590           677             -             -             -             -             -
1.95% ..........        21,133           319             -             -             -             -             -             -
2.00% ..........       141,807           441         2,185             -             -             -             -             -
2.05% ..........        85,376         1,503           381             -             -             -             -             -
2.10% ..........        23,281           245           126             -             -             7             -             -
2.15% ..........        45,352         1,549            92             -             -             -             -             -
2.20% ..........        15,531            42           259             -             -             -             -             -
2.25% ..........        36,838           544           214             -             -             1             -             -
2.30% ..........        11,877            92             -             -             -            18             -             -
2.35% ..........        20,310         2,838           734             -             -             -             -             -
2.40% ..........         2,693           389             -             -             -             -             -             -
2.45% ..........           813            41             -             -             -             -             -             -
2.55% ..........           308             1             -             -             -             -             -             -
2.60% ..........           562           157            79             -             -             -             -             -
2.70% ..........           163            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $ 23,834,947       202,560        42,401         1,862         1,532        19,387         7,240         5,081
                  ============  ============  ============  ============  ============  ============  ============  ============

                     AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      3,064        17,034        17,211         7,248        23,307         2,227         1,233         5,992
1.00% ..........           224         3,811         3,658           658         9,245             -             -             -
1.05% ..........             -           481           900           491         1,319             -             -             3
1.10% ..........         3,931        14,336         5,739         2,724        12,937         4,768         1,979         8,182
1.15% ..........           528         8,010         4,718         1,713         9,957            29             -            53
1.20% ..........            96         2,109           969           191         1,734           222             -           339
1.25% ..........           121         2,398           503           154         3,096           397            22           381
1.30% ..........           299         4,095         1,532           703         1,940             -             -             -
1.35% ..........            64           109            67            16           579           226             -           487
1.40% ..........         8,145        21,089        17,339         9,211        35,004           241           241           491
1.45% ..........           297         3,853           720           644         1,670             -             -             -
1.50% ..........           272           285           685           195           703           192           233           134
1.55% ..........         4,139        16,436         6,926         4,122        22,197           366           882         3,490
1.60% ..........         1,751         5,226         5,852         4,141         6,004             -             -            17
1.65% ..........           110         3,208           473           155           969            39             -             -
1.70% ..........           331         1,461         2,077           115         5,605             -             -             -
1.75% ..........           271         4,600         2,894         1,012         3,909           106             -             -
1.80% ..........           212           767         1,335            23         2,451             -             -             -
1.85% ..........         1,377         2,115         1,920         1,455         3,593             -             -             -
1.90% ..........           225         2,044             -         1,454            64             -             -             -
1.95% ..........             -           377            18            14           396             -             -             -
2.00% ..........            20            47         3,511             -         2,102             -             -             -
2.05% ..........           229           272           238            77            32             -             -             -
2.10% ..........           247           187            14           119           184             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            AIMPreEq2      AlGrIncB    AlIntlValB     AlPremGrB   AISmCapValB   DrySmCapIxS      DrySRGro      DryStkIx
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.15% ..........           520         2,292           957           322           806             -             -             -
2.20% ..........             -             -             -             -           832             -             -             -
2.25% ..........           186         2,192             -           791            49             -             -             -
2.30% ..........             -           277            20           490             -             -             -             -
2.35% ..........           104         1,510             -             -             -             -             -             -
2.40% ..........             -           261            78             6            76             -             -             -
2.45% ..........             -             -             9             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            28             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     26,763       120,910        80,363        38,244       150,760         8,813         4,590        19,569
                  ============  ============  ============  ============  ============  ============  ============  ============

                     DryStklxS    FedAmLeadS     FedCapApS     FedHiIncS      FedIntEq   FedMidCapGr     FedQualBd    FedQualBdS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      9,111         4,371         5,364        19,586           401         1,387         6,802        25,463
1.00% ..........         2,411         1,380         1,327         4,743             -             -             -         5,146
1.05% ..........           274           323           352           370            58             -             -           178
1.10% ..........         4,974         4,484         2,787        18,356         1,169         3,535        19,006        26,725
1.15% ..........           578         3,218         3,013        14,196           224             -           721        12,216
1.20% ..........           863           147           316         1,489             -            43           305         2,452
1.25% ..........         2,446           327             -         1,617             -             -           499         3,941
1.30% ..........         2,701         2,319           400         2,777             -            31             -         5,556
1.35% ..........           279           428            70           225             -           129           314         1,094
1.40% ..........         2,127         1,821         3,688        45,923           120            34         1,655        41,626
1.45% ..........         2,595         1,284         1,469         6,384             -             -             -         6,080
1.50% ..........           787           194             -           939             -           678           488         1,307
1.55% ..........         6,179         3,000         8,323        23,129             -           550         6,174        49,932
1.60% ..........         5,452         1,901         1,155         9,627             -             -           121        11,264
1.65% ..........         2,288           917           231         1,647             -            56            56         1,996
1.70% ..........         1,472           499            68         3,368             -             -             -         3,523
1.75% ..........         1,235           127           886         3,152             -             -             -         1,709
1.80% ..........           239           627            54         1,729             -             -             -         2,197
1.85% ..........           388           387         1,092         5,063             -             -             -         5,357
1.90% ..........           305         1,400         1,344            68             -             -             -            83
1.95% ..........             -             -             -             -             -             -             -           184
2.00% ..........             -           129             -         1,908             -             -             -         1,519
2.05% ..........            75           686             -             -             -             -             -           228
2.10% ..........           302            23             -            18             -             -             -           335
2.15% ..........            96            18             -             -             -             -             -           336
2.20% ..........             -             -             -            38             -             -             -            29
2.25% ..........         1,766           659         1,304             -             -             -             -             -
2.30% ..........             -             -           449             -             -             -             -             -
2.35% ..........           112             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $     49,055        30,696        33,692       166,352         1,972         6,443        36,141       210,476
                  ============  ============  ============  ============  ============  ============  ============  ============

                      FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -       166,357        92,924             -       210,902        80,356             -       111,765
1.00% ..........             -       141,536        16,346             -       199,772        27,044             -        88,476
1.05% ..........             -        33,260         2,941             -        39,594         2,689             -        17,187
1.10% ..........             -        17,807        65,056             -         3,875        47,906             -         1,051
1.15% ..........             -           944        32,847             -         2,128        14,850             -           469
1.20% ..........             -           495         6,613             -         1,199         6,686             -           433
1.25% ..........             -           197        16,619             -           829         5,970             -            86
1.30% ..........        60,740           202         8,517        73,392           173         3,264        40,279            48
1.35% ..........             -           437         1,909             -            60         2,189             -             -
1.40% ..........       580,362         3,138       122,310       602,171         3,895        89,324       513,287         2,893
1.45% ..........        27,682         5,424        49,884        32,799        11,987        59,087        18,138         3,955
1.50% ..........        13,799           897         9,820        11,244           824         6,255         6,763         1,224
1.55% ..........             -         6,027        93,894             -           268        58,220             -             -
1.60% ..........             -            17        29,291             -           264        22,571             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             FidVIPEI     FidVIPEIS     FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2      FidVIPHI     FidVIPHIS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.65% ..........             -            34         7,596             -           304         6,732             -             -
1.70% ..........             -             -        13,584             -           214        11,994             -             -
1.75% ..........             -           218        13,180             -             -         3,162             -             -
1.80% ..........             -             -         3,835             -             -         1,663             -             -
1.85% ..........             -             -         4,334             -             -         2,438             -             -
1.90% ..........             -             -         1,017             -             -         1,176             -             -
1.95% ..........             -             -         1,281             -             -            86             -             -
2.00% ..........             -             -        17,855             -             -         2,052             -             -
2.05% ..........             -             -         6,287             -             -         5,086             -             -
2.10% ..........             -             -            62             -             -             -             -             -
2.15% ..........             -             -         1,158             -             -           243             -             -
2.20% ..........             -             -           249             -             -             -             -             -
2.25% ..........             -             -           639             -             -         1,354             -             -
2.30% ..........             -             -            37             -             -            35             -             -
2.35% ..........             -             -           878             -             -            84             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -            40             -             -            40             -             -
2.55% ..........             -             -            77             -             -             -             -             -
2.60% ..........             -             -            11             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    682,583       376,990       621,091       719,606       476,288       462,556       578,467       227,587
                  ============  ============  ============  ============  ============  ============  ============  ============

                     FidVIPHI2    FidVIPMMkt      FidVIPOv     FidVIPOvS    FidVIPOvS2   FidVIPOvS2R    FidVIPOvSR     FidVIPVal
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     31,335        63,288             -        59,311        21,969         3,886         2,331         3,416
1.00% ..........        13,214        61,565             -        47,131         9,428           524         1,255         3,743
1.05% ..........         1,375        13,990             -         9,784           393             -           474            70
1.10% ..........        24,855         7,889             -         1,183         9,993           727           322             -
1.15% ..........        12,564         1,589             -           429         2,742           396             -             -
1.20% ..........         2,533         4,543             -           378         1,796           123             3             -
1.25% ..........         3,487           694             -           334           779           126             -             -
1.30% ..........         3,484        29,281        46,625            28         1,027            16            19             -
1.35% ..........         1,597             -             -             -           189            46             4             -
1.40% ..........        73,444       321,521       388,249         2,109        30,036         2,316           151             -
1.45% ..........        31,136        28,207        10,009         6,890        19,501         1,027           503             -
1.50% ..........         8,722         7,076         3,416           132         2,647             7             -             -
1.55% ..........        32,624        18,647             -           191        10,494           979             -             -
1.60% ..........        20,239         5,061             -           227         4,460           519             -             -
1.65% ..........         5,588           214             -             -         1,627            12             -             -
1.70% ..........         2,779         3,259             -           108           781           107             -             -
1.75% ..........         2,737         2,677             -             -         1,937            22             -             -
1.80% ..........         1,118            68             -             -           168           128             -             -
1.85% ..........         1,113           141             -             -            41             -             -             -
1.90% ..........            56             -             -             -           234             9             -             -
1.95% ..........           454           664             -             -           632             -             -             -
2.00% ..........         1,293             -             -             -           135             -             -             -
2.05% ..........             -             -             -             -             -             -             -             -
2.10% ..........            17             -             -             -            27            27             -             -
2.15% ..........             -             -             -             -           247             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........            88             -             -             -            73             -             -             -
2.30% ..........           329             -             -             -           163            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals .....   $    276,181       570,374       448,299       128,235       121,519        11,017         5,062         7,229
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      2,138             -        20,848         5,249             -        38,696         8,461             -
1.00% ..........           425             -        19,210         1,004             -        25,630         6,235             -
1.05% ..........           225             -         3,092           243             -         8,210            54             -
1.10% ..........         1,598             -           325         2,441             -             -         4,894             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPVal2    FidVIPAMGr   FidVIPAMGrS  FidVIPAMGrS2      FidVIPAM     FidVIPAMS     FidVIPAM2     FidVIPCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.15% ..........         1,587             -             -           220             -             -         2,380             -
1.20% ..........           124             -           385           351             -           242           814             -
1.25% ..........           313             -            12           553             -           379         2,021             -
1.30% ..........             -         5,387             -           236         8,865             -           218       107,229
1.35% ..........           108             -             -            49             -             -             -             -
1.40% ..........         5,577        78,082           554         7,896       119,445           193        12,178       800,637
1.45% ..........         1,098         2,449            24        13,996         5,522         2,793        10,453        25,420
1.50% ..........         2,186         1,280            58           812         2,378            68         2,418         8,192
1.55% ..........         4,467             -             -         8,024             -             -         5,665             -
1.60% ..........           292             -             -         3,130             -             -         3,042             -
1.65% ..........           197             -            78           247             -             -           169             -
1.70% ..........            87             -             -            86             -             -         4,353             -
1.75% ..........             1             -             -            73             -             -         1,440             -
1.80% ..........            26             -             -             -             -             -             -             -
1.85% ..........            25             -             -            64             -             -            65             -
1.90% ..........             -             -             -             -             -             -             -             -
1.95% ..........             8             -             -             -             -             -            35             -
2.00% ..........             -             -             -            65             -             -             -             -
2.05% ..........             -             -             -             -             -             -            41             -
2.10% ..........             -             -             -             -             -             -             -             -
2.15% ..........             -             -             -             -             -             -             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -             -             -             -             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     20,482        87,198        44,586        44,739       136,210        76,211        64,936       941,478
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    209,925        79,490       213,422       153,906           951         5,166             -        84,253
1.00% ..........       188,411        30,414       157,474        99,655           771           367             -        72,294
1.05% ..........        40,554         3,726        34,067        34,255            42             -             -        15,857
1.10% ..........        13,140        45,449        25,272        28,557             -         2,800             -         1,353
1.15% ..........           951        21,365         4,212         8,007             -         2,548             -           732
1.20% ..........         1,356         9,028         7,594         2,423             -           500             -           167
1.25% ..........           265        12,972         2,205         3,017             -           278             -           199
1.30% ..........           176        11,652        68,679        43,995             -           817        76,117            59
1.35% ..........           180         2,401         1,503         1,342             -           153             -             -
1.40% ..........         4,160       106,514       526,866       467,318            70         9,942       647,197         1,610
1.45% ..........        12,578        58,319        66,973        50,056             -         1,738         5,475           960
1.50% ..........         1,139         9,861        14,563        17,139             -           135         2,217           351
1.55% ..........           895       122,788        36,263        28,141             -         7,154             -             -
1.60% ..........            95        33,266         3,804         5,242             -         4,409             -             -
1.65% ..........           288         6,882         2,921         1,584             -           410             -             -
1.70% ..........            60         9,338         2,865         6,855             -           918             -           119
1.75% ..........            84         9,824           140           435             -           252             -             -
1.80% ..........             -         8,872           305           432             -           329             -             -
1.85% ..........            47         5,065            23            97             -         1,081             -             -
1.90% ..........             -           501             -            15             -             -             -             -
1.95% ..........             -         1,650            55            80             -           408             -             -
2.00% ..........             -         9,102           128             -             -            51             -             -
2.05% ..........             -         2,902            41             -             -             -             -             -
2.10% ..........             -           891             -             -             -            48             -             -
2.15% ..........             -         1,820             -             -             -           437             -             -
2.20% ..........             -           951             -             -             -             -             -             -
2.25% ..........             -         3,138             -             -             -           823             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -         1,268             -             -             -            84             -             -
2.40% ..........             -            67             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           FidVIPConS    FidVIPCon2    FidVIPI500    FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -            34             -             -             -             -             -             -
2.70% ..........             -            27             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    474,304       609,577     1,169,375       952,551         1,834        40,848       731,006       177,954
                  ============  ============  ============  ============  ============  ============  ============  ============

                    FidVIPBal2  FidVIPDyCapS  FidVIPDyCap2    FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     18,425         3,929         6,441             -       135,456        32,992             -       166,416
1.00% ..........        10,734           889         1,551             -       156,638        13,782             -       158,988
1.05% ..........         1,241           166           375             -        39,752         1,908             -        28,912
1.10% ..........         6,685             -         2,700             -         1,756        19,292             -         2,366
1.15% ..........         1,804             -         2,317             -           296         9,128             -         2,001
1.20% ..........           969             -           561             -           593         3,537             -           855
1.25% ..........         2,847             -           274             -           724         5,890             -           430
1.30% ..........            84             -            56        38,810            36         3,372       210,540           137
1.35% ..........         1,362             -            59             -             -           780             -             -
1.40% ..........        22,011            32        12,038       350,177         3,493        49,975     1,596,330         5,868
1.45% ..........        28,326           130         8,270        12,719         6,562        43,278        23,522         3,780
1.50% ..........         1,654             -           549         4,956           101         1,913        12,892           475
1.55% ..........        19,703             -         7,722             -             -        29,333             -           133
1.60% ..........         8,818             -         1,016             -             -         8,301             -             -
1.65% ..........         1,439             -           971             -             -         2,880             -            60
1.70% ..........           624             -         1,151             -           111         3,261             -           192
1.75% ..........           980             -         1,312             -             -         8,626             -             -
1.80% ..........           131             -           347             -             -         2,155             -             -
1.85% ..........             -             -           187             -             -           983             -             -
1.90% ..........           433             -           158             -             -         1,114             -             -
1.95% ..........           644             -             -             -             -           559             -             -
2.00% ..........           798             -             -             -             -           775             -             -
2.05% ..........             -             -            15             -             -         1,106             -             -
2.10% ..........             -             -           102             -             -            25             -             -
2.15% ..........             -             -           169             -             -           310             -             -
2.20% ..........             -             -             -             -             -             -             -             -
2.25% ..........             -             -           923             -             -           433             -             -
2.30% ..........             -             -             -             -             -             -             -             -
2.35% ..........             -             -           448             -             -           516             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -            11             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    129,712         5,146        49,712       406,662       345,518       246,275     1,843,284       370,613
                  ============  ============  ============  ============  ============  ============  ============  ============

                   FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     16,297             -        92,914        92,448           609        13,771         5,166           825
1.00% ..........        11,656             -        89,196        35,790             -         9,257             -             -
1.05% ..........           646             -        16,453         1,641             -         1,503             -            30
1.10% ..........         5,915             -         2,181        54,609         2,838         6,758        11,707         3,215
1.15% ..........         1,328             -           152        21,084           213         5,975            10             -
1.20% ..........         1,829             -           433         6,733             -           491           300            67
1.25% ..........           549             -           747         7,475            29         1,604             -             -
1.30% ..........           127        47,993            98         4,225             -         2,906            47             -
1.35% ..........           234             -             -         2,228             -           162           359           121
1.40% ..........        17,902             -         1,904       132,476            60        18,494         1,231           223
1.45% ..........        21,407             -        14,057        81,354             -         2,689             -             -
1.50% ..........         1,133             -           849         6,828             -         2,355            85             -
1.55% ..........         4,874             -           647       128,624             -         9,056         2,430           247
1.60% ..........         4,085             -           456        24,945             -         7,866             -             -
1.65% ..........           721             -           116         6,509             -         1,559            18             -
1.70% ..........         1,410             -           284         7,063             -         1,297             -             -
1.75% ..........             3             -             -         5,855             -           854            97             -
1.80% ..........            59             -             -         3,992             -         1,014             -             -
1.85% ..........             -             -            19         3,878             -         2,079             -             -
1.90% ..........             -             -             -         3,238             -           578             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          FidVIPGrOp2    FidVIPMCap   FidVIPMCapS   FidVIPMCap2    FidVIPValS   FidVIPValS2   FrVIPRisDiv   FrVIPForSec
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.95% ..........           261             -             -           467             -            79             -             -
2.00% ..........             -             -             -         9,989             -           612             -             -
2.05% ..........             -             -             -         4,798             -         3,221             -             -
2.10% ..........             -             -             -           108             -            31             -             -
2.15% ..........             -             -             -         1,674             -           367             -             -
2.20% ..........             -             -             -           344             -           398             -             -
2.25% ..........           132             -             -         4,516             -         1,063             -             -
2.30% ..........             -             -             -           373             -            20             -             -
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -            44             -            30             -             -
2.45% ..........             -             -             -            22             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $     90,568        47,993       220,506       653,330         3,749        96,089        21,450         4,728
                  ============  ============  ============  ============  ============  ============  ============  ============

                   GVITIntVal3  GVITDMidCapI  GVITDMidCap2  GVITEmMrkts2  GVITEmMrkts6     GVITGvtBd     GVITIDAgg     GVITIDCon
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -         1,426        13,336         4,562           106        66,266        20,883        52,963
1.00% ..........             -             -         3,715         1,508           167        14,443         1,666         4,587
1.05% ..........             -             -           540           431            12         4,412           191         3,401
1.10% ..........            98         3,891         8,938         2,389           160        49,256        30,603        82,178
1.15% ..........             -           332         4,104           608           320        20,365         9,167        34,127
1.20% ..........             -            53           958           153            21         5,086         2,279        21,322
1.25% ..........             -           419           308           166             -         8,262         1,282        12,362
1.30% ..........             -             -         4,784           312             2         5,468        11,870        24,873
1.35% ..........             -           123         1,115             1             1           826           877         5,208
1.40% ..........             -           658        23,839         6,390           341        71,944        35,301        61,315
1.45% ..........             -             -         2,403           330           253         6,412        22,807         4,701
1.50% ..........             -           231            79           394             3         3,244         1,252         5,596
1.55% ..........           531         1,183         9,158         5,396           295        45,677         8,885        50,026
1.60% ..........             -            17         6,859         1,092           153        22,004        24,515        32,237
1.65% ..........             -             -           385           189             -        16,372         9,194        30,645
1.70% ..........             -             -           866           118            58         2,617         7,922         4,157
1.75% ..........             -           158         1,998            12             -         6,645         3,971        26,696
1.80% ..........             -             -           452           130             2         4,029         7,071         7,010
1.85% ..........             -             -           472           737           111         7,752           953         9,672
1.90% ..........             -             -           276            28             1         4,748         3,610             -
1.95% ..........             -             -             -             -             -            45             -           505
2.00% ..........             -             -           161         1,442            52        18,322         2,481           552
2.05% ..........             -             -           898           243            11           772        10,963         2,965
2.10% ..........             -             -           187            51            27           131           112           146
2.15% ..........             -             -           241             -             -             -           376         1,276
2.20% ..........             -             -             -             -             -             -         1,123           323
2.25% ..........             -             -         1,540           107             -           991         3,375           513
2.30% ..........             -             -           514           303             -         1,475            70           756
2.35% ..........             -             -            16             -             -            58           384             -
2.40% ..........             -             -             -             -             -             -            89             -
2.45% ..........             -             -            21             -             -             -            81            36
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $        629         8,491        88,163        27,092         2,096       387,622       223,353       480,148
                  ============  ============  ============  ============  ============  ============  ============  ============

                     GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $    169,402        90,937        63,349         1,060        47,989         8,921           340        15,548
1.00% ..........        20,345         7,003         6,442           337        18,430         5,219             -         7,710
1.05% ..........         4,377           676         2,563            58         8,564           206             -         3,732
1.10% ..........       238,925        64,293       106,890           152        26,862         5,285         4,369         5,235
1.15% ..........       135,686        32,849        66,662           216         6,228         1,500             -         2,235
1.20% ..........        67,851        12,982         7,539             -         3,474           454            44           853
1.25% ..........        40,867        32,159        21,415             -         2,636         1,627             -         1,178
1.30% ..........        79,746        15,474        37,385            53         2,084           397             -           835
1.35% ..........         7,311         5,715         4,130             5         1,237            94             -           289
1.40% ..........       297,331       151,852        84,504           787        64,713         8,231           597        14,718

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITIDMod  GVITIDModAgg  GVITIDModCon   GVITIntVal6     GVITMyMkt  GVITSmCapGr2  GVITSmCapVal GVITSmCapVal2
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.45% ..........        49,082        32,698        17,827            13        16,930           584             -         1,495
1.50% ..........         7,692         3,925         6,518             -         2,219         1,220             -           916
1.55% ..........       158,566        55,649        86,347           322        57,708         4,239           466         9,546
1.60% ..........       186,712        66,442        65,510           829        37,274         2,443             -         5,395
1.65% ..........        53,839        29,046        17,794             7         5,211           217            82           981
1.70% ..........        29,065        18,289         6,686             -         2,047           211             -           276
1.75% ..........        35,314        12,268        18,193             5         3,174           400            63         3,662
1.80% ..........        30,167         3,579         3,122            60         1,956           102             -           553
1.85% ..........        23,039         3,858         3,579             -         5,956         1,560             -         2,693
1.90% ..........         6,891         3,452         1,014             1            38            15             -            33
1.95% ..........         4,511         1,811           862             -            42            73             -            85
2.00% ..........        11,366         3,620         1,797             -         6,212           110             -        15,547
2.05% ..........        13,236         5,192         5,722             -           669             -             -             3
2.10% ..........           901        11,732             -             -         1,413            11             -             5
2.15% ..........         5,121        16,302         1,397             -             -           273             -           922
2.20% ..........           584         4,282         1,393             -             -             -             -           348
2.25% ..........         3,615           603           253             -            47            88             -           103
2.30% ..........         2,821         1,398            47             -             -           349             -           359
2.35% ..........         2,133           798            44             -             -             -             -             -
2.40% ..........           198           803             -             -             -             -             -             -
2.45% ..........            43            10           158             -            11            20             -             -
2.55% ..........           144             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $  1,686,881       689,697       639,142         3,905       323,124        43,849         5,961        95,255
                  ============  ============  ============  ============  ============  ============  ============  ============

                    GVITSmComp   GVITSmComp2    JanRMgCore   MFSInvGrStS  MFSMidCapGrS   MFSNewDiscS       MFSValS    NBAMSocRes
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $      1,913        13,708           465         7,741        12,062         7,800         8,227            11
1.00% ..........             -         4,173           162         1,558         2,426           864         4,852             -
1.05% ..........             -         1,631             -         1,267           300           158           516             -
1.10% ..........         2,862         7,838            22         5,469         8,913         7,349         7,028             -
1.15% ..........             -         3,720             9         7,704         3,464         6,406         6,567             1
1.20% ..........             -           769           492           370           935           225           935             -
1.25% ..........             -           453             -         1,853         1,100           629         1,464             -
1.30% ..........             -           484           422         3,382         5,589         2,039         3,233             -
1.35% ..........            29           213            23           209           394           318           337             -
1.40% ..........           224        12,774           541         6,310        20,804        16,322        16,516             -
1.45% ..........             -         2,966           123         1,182         2,502           490           973            14
1.50% ..........            59             3            47           252           489           426           659             -
1.55% ..........         2,360         7,761           580         5,176        13,065         5,137        10,951             -
1.60% ..........             -         6,651           336         3,010         9,025         4,504         9,974             3
1.65% ..........             6           419           236         2,559         2,248           277         1,565             -
1.70% ..........             -           374            49         2,658         2,228         1,172         2,064             -
1.75% ..........            41           301            33         1,568         2,865         1,077         4,811             -
1.80% ..........             -         1,095            52         3,798         3,843            49           272             -
1.85% ..........             -           469            21         3,168         3,211           994         2,678             1
1.90% ..........             -             -             9           618           866             -           258             -
1.95% ..........             -           400             -           222           767             -           437             -
2.00% ..........             -         1,799             -            33         1,638         2,312           457             -
2.05% ..........             -         2,221           107           686           832         1,623           203             2
2.10% ..........             -             -            27           338           804             -           927             -
2.15% ..........             -             -           599         1,730           388             -           209             -
2.20% ..........             -             -             -           678           446             -           355             -
2.25% ..........             -             -           268           216         1,297             -            90             -
2.30% ..........             -             -            20           641           189             -             -             -
2.35% ..........             -             -             -         4,780           488             -             -             -
2.40% ..........             -             -             -           393             -             -             -             -
2.45% ..........             -             -             -            40            20            20             -             -
2.55% ..........             -             -             -             1             -             -             -             -
2.60% ..........             -             -             -           238             -             -             -             -
2.70% ..........             -             -             -             -             -            28             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $      7,494        70,222         4,643        69,848       103,198        60,219        86,558            32
                  ============  ============  ============  ============  ============  ============  ============  ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     OppCapApS     OppGlSec3     OppGlSec4      OppGlSec     OppGlSecS    OppHighInc    OppMSFundS    OppMSSmCap
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     26,923           126         2,830         2,966        16,797         3,317        29,060         2,594
1.00% ..........         2,202             -           848             -         9,524             -         3,950             -
1.05% ..........           135             -           128             -           795             -           222            59
1.10% ..........        26,924           531         1,569         3,148        15,122        13,471        24,121         3,455
1.15% ..........        13,727             -         3,275             -        11,705           700        14,153            20
1.20% ..........         2,531             1           138             9         1,038            27         4,059           140
1.25% ..........         3,747             -           734             -         4,718            35         3,928             -
1.30% ..........         7,405             -         1,362             -         2,197             -         6,118             -
1.35% ..........         1,085            50           188            11           300           195         1,205            16
1.40% ..........        42,099            60         3,783            86        30,937         1,052        43,991           541
1.45% ..........         4,840             -           708             -         1,856             -         5,489             -
1.50% ..........         2,849           112             7            69         1,334            55         2,179             -
1.55% ..........        28,993             -         1,998           785        15,042           202        33,777           422
1.60% ..........        15,890             -         2,206             -         9,336             -        14,118             -
1.65% ..........         3,825             -           379             -         1,486            35         2,890            81
1.70% ..........         2,001             -           151             -         2,031             -         6,338             -
1.75% ..........         4,501           107           388           106         1,811            42         3,639             -
1.80% ..........         4,345             -           186             -         2,164             -           878             -
1.85% ..........         3,981             -           760             -         5,303             -         6,851             -
1.90% ..........         1,648             -             -             -             5             -         2,644             -
1.95% ..........           946             -            22             -         1,212             -            17             -
2.00% ..........        16,142             -           727             -         1,874             -           267             -
2.05% ..........         4,242             -           430             -           934             -         1,576             -
2.10% ..........           483             -           398             -           951             -           443             -
2.15% ..........         1,382             -             -             -             -             -           334             -
2.20% ..........         1,089             -           124             -           426             -             -             -
2.25% ..........           626             -             1             -             -             -           649             -
2.30% ..........           454             -             -             -             -             -             -             -
2.35% ..........         2,836             -             -             -             -             -             -             -
2.40% ..........           259             -             -             -             -             -             -             -
2.45% ..........            39             -            12             -             9             -            41             -
2.55% ..........            85             -             -             -             -             -             -             -
2.60% ..........            32             -             -             -             -             -             -             -
2.70% ..........            25             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    228,291           987        23,352         7,180       138,907        19,131       212,937         7,328
                  ============  ============  ============  ============  ============  ============  ============  ============

                   OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
0.95% ..........  $     32,072           779           720           772         1,664           741           474             9
1.00% ..........         5,940           774           985             -           291             -             -             -
1.05% ..........         2,016             -             -             -             -             -             -             -
1.10% ..........        23,799           649         2,467         2,712         3,628             1             -           138
1.15% ..........        10,114           410             6             -             -             -           355             -
1.20% ..........         1,555            82             -            19            70             -             -             -
1.25% ..........         2,411             -             -             -            30             -             -             -
1.30% ..........         5,776         3,099             1             -           568             -             -             -
1.35% ..........           897             1            45           142            61             -             -             -
1.40% ..........        58,697         1,357         1,017           369           744             -             -             -
1.45% ..........         6,087            65             -             -         1,107         1,112           134             -
1.50% ..........         6,198             -             -            89           675            73             -             -
1.55% ..........        26,619            21           220             -           635             -             -             -
1.60% ..........        12,976             -             -             -           156         1,185             -             -
1.65% ..........         4,609            55             -             -             -            87             -             -
1.70% ..........         1,295            14           209             -            85             -             -             -
1.75% ..........         5,701            95             -             -            82             -             -             -
1.80% ..........         3,139           131             -             -             -           301           213             -
1.85% ..........         9,410             -             -             -            10            77             -             -
1.90% ..........           609             -             -             -           254             -             -             -
1.95% ..........             1             -             -             -             -             -             -             -
2.00% ..........            11             -             -             -             -             -             -             -
2.05% ..........         1,318             -             -             -           456             -             -             -
2.10% ..........            63            27             -             -             -             -             -             -
2.15% ..........           145            27             -             -             -             -             -             -
2.20% ..........            42             -             -             -             -             -             -             -
2.25% ..........             4             -             -             -           186             -             -             -
2.30% ..........             -             -             -             -             -             -             -             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          OppStratBdS     PVTGroInc      PVTIntEq   PVTSmCapVal      PVTVoyII   STICVTCapAp   STICVTGrInc     STICVTInt
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
2.35% ..........             -             -             -             -             -             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -             -             -             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $    221,504         7,586         5,670         4,103        10,702         3,577         1,176           147
                  ============  ============  ============  ============  ============  ============  ============  ============

                 STICVTIntGrBd  STICVTMidCap STICVTSmCapVal STICVTValInc        VKCom2       VKEmGr2    VKCorPlus2  VKUSRealEst2
                 -------------  ------------ -------------- ------------  ------------  ------------  ------------  ------------
0.95% ..........  $          -           410            29           505        30,366         5,648         2,952         3,257
1.00% ..........             -             -             -             -         8,633         1,512           279         1,924
1.05% ..........             -             -             -             -         2,282           215             -           725
1.10% ..........             -             -            20           136        22,521         5,972           421         1,162
1.15% ..........             -             -           153           440        13,970         6,443         1,509         1,410
1.20% ..........             -             -             -             -         2,239         1,396             1           366
1.25% ..........             -             -             -             -         7,136         2,954            51           308
1.30% ..........             -            11             -             -         8,157         3,028           265           766
1.35% ..........             -             -             -             -           392           109             -            73
1.40% ..........             -             -           319             -        46,170        20,038           760         6,615
1.45% ..........             -           821             -           735         6,060         1,499           418           442
1.50% ..........             -             -             -            78         6,025         4,453             5           500
1.55% ..........            71             -             -             -        27,399         4,809           545         5,485
1.60% ..........             -           604             -           808        12,170         4,079         1,249         1,091
1.65% ..........             -            45             -            75         6,827         3,320            62           164
1.70% ..........             -             -             -             -         4,500         1,558             6            41
1.75% ..........             -             -             -             -         8,236         4,516            87           522
1.80% ..........             -           209             -           227         4,671         3,273             -           661
1.85% ..........             -            40             -            54         5,506         3,903           413           688
1.90% ..........             -             -             -           317           220           642             -            91
1.95% ..........             -             -             -             -           504             -             -             -
2.00% ..........             -             -             -             -            62           106             -             -
2.05% ..........             -             -             -             -         1,290         1,281           283             -
2.10% ..........             -             -             -             -           559           355             8            37
2.15% ..........             -             -             -             -         1,124             -            93             -
2.20% ..........             -             -             -             -           545           442             -           189
2.25% ..........             -             -             -             -             4         1,282             -            92
2.30% ..........             -             -             -             -             -           137             -            21
2.35% ..........             -             -             -             -           197             -             -             -
2.40% ..........             -             -             -             -             -             -             -             -
2.45% ..........             -             -             -             -            20            40             -             -
2.55% ..........             -             -             -             -             -             -             -             -
2.60% ..........             -             -             -             -             -             -             -             -
2.70% ..........             -             -             -             -             -             -             -             -
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Totals ......  $         71         2,140           521         3,375       227,785        83,010         9,407        26,630
                  ============  ============  ============  ============  ============  ============  ============  ============

                   VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
0.95% ..........  $      6,895         4,560        69,878
1.00% ..........             -             -             -
1.05% ..........             -             -           592
1.10% ..........        12,301        15,425       159,076
1.15% ..........             -           354        14,778
1.20% ..........           138           259         7,276
1.25% ..........             -            36         4,484
1.30% ..........             -             -         2,151
1.35% ..........           209           342         4,015
1.40% ..........         2,834         2,765        24,365
1.45% ..........             -             -             -
1.50% ..........             -           431         3,119
1.55% ..........         2,868         6,003        44,526
1.60% ..........             -             -         3,475
1.65% ..........             4            74           708
1.70% ..........             -             -            76
1.75% ..........             -             -           173
1.80% ..........             -             -           910

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          VISLgCapGr2  VISLgCapVal2     VISModGr2
                  ------------  ------------  ------------
1.85% ..........             -             -            98
1.90% ..........             -             -             -
1.95% ..........             -             -             -
2.00% ..........             -             -             -
2.05% ..........             -             -             -
2.10% ..........             -             -             -
2.15% ..........             -             -             -
2.20% ..........             -             -             -
2.25% ..........             -             -             -
2.30% ..........             -             -             -
2.35% ..........             -             -             -
2.40% ..........             -             -             -
2.45% ..........             -             -             -
2.55% ..........             -             -             -
2.60% ..........             -             -             -
2.70% ..........             -             -             -
                  ------------  ------------  ------------
   Totals ......  $     25,249        30,249       339,700
                  ============  ============  ============

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $73,682,684 and $188,167,470, respectively, and total transfers from the Account to the fixed account were $13,331,778 and $26,375,821, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $529,769 and $1,348,630 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $1,486,353 and $3,370,173 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
AIM VIF - Basic Value Fund - Series II Shares
  2004 ..................     0.95% to 2.60%   1,498,502   $ 11.44 to 10.90   $   16,966,976       0.00%     9.79% to   8.05%
  2003 ..................     0.95% to 2.70%   1,352,155     10.42 to 10.07       13,999,545       0.00%    32.03% to  29.67%
  2002 ..................     0.95% to 2.25%     800,468      7.77 to  7.89        6,302,001       0.00%   -22.33% to -21.06% (a)(b)
AIM VIF - Capital Appreciation Fund - Series II Shares
  2004 ..................     0.95% to 2.60%     330,900     10.34 to  9.85        3,375,836       0.00%     5.32% to   3.63%
  2003 ..................     0.95% to 2.35%     316,154      9.82 to  9.55        3,077,512       0.00%    27.96% to  26.12%
  2002 ..................     0.95% to 1.85%      91,797      7.60 to  7.67          701,623       0.00%   -24.03% to -23.27% (a)(b)
AIM VIF - Capital Development Fund - Series I Shares
  2004 ..................     0.95% to 1.40%      16,085     11.95 to 11.81          191,366       0.00%    14.40% to  13.98%
  2003 ..................     0.95% to 1.40%      10,904     10.44 to 10.36          113,560       0.00%    34.07% to  33.45%
  2002 ..................          1.10%           2,639          7.78                20,535       0.00%        -22.18%       (a)(b)
AIM VIF - Capital Development Fund - Series II Shares
  2004 ..................     0.95% to 1.80%       7,100     11.08 to 14.52           83,456       0.00%    10.78% to  10.19% (a)(b)
AIM VIF - International Growth Fund - Series II Shares
  2004 ..................     0.95% to 2.30%     128,816     13.32 to 12.81        1,704,214       0.47%    22.53% to  20.98%
  2003 ..................     0.95% to 2.30%     148,422     10.87 to 10.59        1,605,977       0.40%    27.38% to  25.62%
  2002 ..................     0.95% to 1.85%      99,782      8.47 to  8.54          849,893       1.25%   -15.34% to -14.64% (a)(b)
AIM VIF - Mid Cap Core Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.75%      59,558     12.23 to 11.98          725,829       0.17%    12.74% to  11.92%
  2003 ..................     0.95% to 1.75%      46,999     10.85 to 10.70          508,621       0.00%    26.11% to  25.09%
  2002 ..................     0.95% to 1.35%      18,668      8.58 to  8.60          160,441       0.00%   -14.20% to -14.00% (a)(b)
AIM VIF - Premier Equity Fund - Series I Shares
  2004 ..................     0.95% to 1.55%      49,381     10.65 to  8.88          517,581       0.54%     4.77% to   4.19%
  2003 ..................     0.95% to 1.75%      35,260     10.17 to  8.48          349,853       0.39%    23.89% to  22.85%
  2002 ..................     0.95% to 1.20%      10,318      8.20 to  8.21           84,658       0.85%   -18.04% to -17.92% (a)(b)
AIM VIF - Premier Equity Fund - Series II Shares
  2004 ..................     0.95% to 2.35%     227,049      9.51 to  9.13        2,135,771       0.33%     4.49% to   3.07%
  2003 ..................     0.95% to 2.35%     204,961      9.11 to  8.86        1,852,060       0.30%    23.64% to  21.85%
  2002 ..................     0.95% to 1.85%     104,098      7.30 to  7.36          763,969       0.73%   -27.00% to -26.35% (a)(b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     878,709     11.63 to 11.15       10,112,127       0.76%    10.17% to   8.64%
  2003 ..................     0.95% to 2.70%     742,495     10.56 to 10.21        7,788,932       0.82%    30.93% to  28.61%
  2002 ..................     0.95% to 2.25%     256,388      7.93 to  8.06        2,062,156       0.42%   -20.65% to -19.36% (a)(b)
Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
  2004 ..................     0.95% to 2.40%     380,692     16.64 to 15.97        6,281,818       0.46%    23.70% to  22.03%
  2003 ..................     0.95% to 2.45%     465,461     13.45 to 13.07        6,221,573       0.34%    42.58% to  40.47%
  2002 ..................     0.95% to 2.00%     189,416      9.31 to  9.43        1,781,711       0.07%    -6.92% to  -5.67% (a)(b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
  2004 ..................     0.95% to 2.40%     318,337      9.76 to  9.35        3,071,305       0.00%     7.32% to   5.80%
  2003 ..................     0.95% to 2.30%     309,330      9.09 to  8.85        2,794,786       0.00%    22.20% to  20.49%
  2002 ..................     0.95% to 1.75%     106,973      7.39 to  7.44          793,895       0.00%   -26.11% to -25.58% (a)(b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class  B
  2004 ..................     0.95% to 2.40%     898,836     14.94 to 14.33       13,302,384       0.08%    17.94% to 16.34%
  2003 ..................     0.95% to 2.40%     859,724     12.66 to 12.32       10,816,970       0.49%    39.55% to 37.54%
  2002 ..................     0.95% to 2.00%     504,456      8.96 to  9.07        4,565,109       0.20%   -10.44% to -9.26%  (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..................     0.95% to 1.75%      70,029   $ 13.53 to 12.30   $      938,233       0.46%    20.73% to  19.88%
  2003 ..................     0.95% to 1.75%      45,605     11.21 to 10.26          507,629       0.26%    36.47% to  35.35%
  2002 ..................     0.95% to 1.35%      13,134      8.19 to  8.21          107,755       0.29%   -18.08% to -17.89% (a)(b)
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..................     0.95% to 1.55%      43,895     10.46 to  7.76          424,838       0.48%     5.20% to   4.63%
  2003 ..................     0.95% to 1.55%      29,343      9.94 to  7.41          260,457       0.17%    24.81% to  24.00%
  2002 ..................     1.10% to 1.25%       5,844      7.95 to  7.96           46,504       0.52%   -20.49% to -20.42% (a)(b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ..................     0.95% to 1.60%     174,082     11.81 to  9.56        1,983,446       1.98%     9.59% to   8.95%
  2003 ..................     0.95% to 1.55%     129,158     10.78 to  8.79        1,343,041       1.59%    27.15% to  26.36%
  2002 ..................     0.95% to 1.50%      31,338      6.96 to  8.48          263,921       1.03%   -15.56% to -15.21% (a)(b)
Dreyfus Stock Index Fund, Inc. - Service Shares
  2004 ..................     0.95% to 2.35%     363,953     13.29 to 13.02        4,817,048       1.78%     9.30% to   7.84%
  2003 ..................     0.95% to 2.35%     159,827     12.16 to 12.08        1,941,207       0.84%    21.60% to  20.50% (a)(b)
Federated IS - American Leaders Fund II - Service Shares
  2004 ..................     0.95% to 2.25%     242,829     11.07 to 10.68        2,663,199       1.28%     8.46% to   7.12%
  2003 ..................     0.95% to 2.70%     203,311     10.20 to  9.90        2,062,876       0.47%    26.11% to  23.86%
  2002 ..................     0.95% to 2.25%      27,004      7.99 to  8.09          217,899       0.00%   -20.09% to -19.09% (a)(b)
Federated IS - Capital Appreciation Fund II - Service Shares
  2004 ..................     0.95% to 2.30%     266,015     10.63 to 10.25        2,800,440       0.46%     6.09% to   4.71%
  2003 ..................     0.95% to 2.25%     231,866     10.02 to  9.80        2,309,010       0.19%    22.70% to  21.07%
  2002 ..................     0.95% to 1.75%      33,487      8.11 to  8.17          272,762       0.00%   -18.87% to -18.33% (a)(b)
Federated IS - High Income Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.10%   1,065,920     13.11 to 12.69       13,837,890       6.77%     9.11% to   7.91%
  2003 ..................     0.95% to 2.10%     989,694     12.02 to 11.76       11,817,284       5.07%    20.64% to  19.30%
  2002 ..................     0.95% to 1.85%     317,116      9.84 to  9.96        3,151,615       0.26%    -1.58% to  -0.39% (a)(b)
Federated IS - International Equity Fund II
  2004 ..................     0.95% to 1.40%      18,034     11.45 to 11.31          205,713       0.00%    12.98% to  12.57%
  2003 ..................     0.95% to 1.40%      14,585     10.13 to 10.05          147,361       0.00%    30.60% to  29.96%
  2002 ..................     0.95% to 1.10%       2,956      7.75 to  7.76           22,912       0.00%   -22.50% to -22.44% (a)(b)
Federated IS - Mid Cap Growth Strategies Fund II
  2004 ..................     0.95% to 1.65%      56,524     12.92 to 12.69          726,618       0.00%    14.33% to  13.63%
  2003 ..................     0.95% to 1.65%      34,404     11.30 to 11.17          387,498       0.00%    38.75% to  37.78%
  2002 ..................     0.95% to 1.35%      14,512      8.12 to  8.14          118,081       0.00%   -18.78% to -18.59% (a)(b)
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..................     0.95% to 1.65%     301,028     11.28 to 11.70        3,406,732       3.89%     2.64% to   1.93%
  2003 ..................     0.95% to 1.65%     229,888     10.99 to 11.47        2,540,248       2.81%     3.65% to   2.96%
  2002 ..................     0.95% to 1.40%      68,180     10.58 to 11.19          726,707       0.00%     5.71% to   6.06% (a)(b)
Federated IS - Quality Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.20%   1,438,086     11.34 to 10.97       16,160,311       4.05%     2.34% to   1.06%
  2003 ..................     0.95% to 2.15%   1,371,824     11.08 to 10.87       15,115,571       2.60%     3.45% to   2.23%
  2002 ..................     0.95% to 1.85%     317,535     10.63 to 10.71        3,395,118       0.00%     6.29% to   7.14% (a)(b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,896,630     16.51 to 13.73       46,980,762       1.62%    10.08% to   9.86%
  2003 ..................     1.30% to 1.50%   3,424,309     15.00 to 12.49       50,582,699       1.77%    28.64% to  28.38%
  2002 ..................     1.30% to 1.50%   3,956,126      9.73 to 11.66       45,514,268       1.88%   -18.19% to -18.03%
  2001 ..................     1.30% to 1.50%   4,706,557     11.90 to 14.23       66,148,100       1.65%    -6.39% to  -6.20%
  2000 ..................     1.30% to 1.50%   4,407,750     12.71 to 15.17       65,993,923       1.69%     6.80% to   7.02%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ..................     0.95% to 1.75%   2,974,661     13.36 to 11.85       39,071,642       1.43%    10.32% to   9.53%
  2003 ..................     0.95% to 1.75%   3,113,981     12.11 to 10.82       37,200,996       1.62%    28.98% to  27.93%
  2002 ..................     0.95% to 1.50%   3,205,774      7.60 to  9.39       29,863,633       1.78%   -18.33% to -17.79%
  2001 ..................     0.95% to 1.50%   3,845,772      9.30 to 11.42       43,655,784       1.63%    -6.52% to  -6.00%
  2000 ..................     0.95% to 1.50%   3,865,570      9.95 to 12.15       46,684,613       1.55%     6.69% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,658,436     11.89 to 10.06       52,594,896       1.33%    10.18% to   8.43%
  2003 ..................     0.95% to 2.55%   4,300,709     10.79 to  9.30       44,282,602       1.31%    28.79% to  26.70%
  2002 ..................     0.95% to 2.05%   3,060,579      7.41 to  8.38       24,567,597       1.55%   -19.10% to -17.94%
  2001 ..................     0.95% to 2.05%   2,498,838      9.17 to 10.21       24,470,749       0.88%    -7.36% to  -6.13%
  2000 ..................     0.95% to 1.80%     716,904      9.96 to 10.87        7,518,035       0.00%     8.06% to   8.74% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,223,167   $ 14.31 to 12.17   $   45,294,082       0.29%     2.03% to   1.83%
  2003 ..................     1.30% to 1.50%   4,218,568     14.02 to 11.95       58,271,608       0.27%    31.12% to  30.86%
  2002 ..................     1.30% to 1.50%   4,940,777      9.13 to 10.69       52,151,808       0.27%   -31.16% to -31.02%
  2001 ..................     1.30% to 1.50%   6,886,634     13.26 to 15.50      105,582,045       0.08%   -18.89% to -18.73%
  2000 ..................     1.30% to 1.50%   8,772,882     16.35 to 19.07      165,334,903       0.11%   -12.31% to -12.13%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   3,820,516     12.04 to  8.34       45,077,084       0.17%     2.28% to   1.57%
  2003 ..................     0.95% to 1.70%   4,386,812     11.77 to  8.21       50,646,486       0.19%    31.52% to  30.48%
  2002 ..................     0.95% to 1.65%   4,896,367      5.99 to  8.95       43,021,685       0.15%   -31.48% to -30.86%
  2001 ..................     0.95% to 1.65%   6,382,836     8.72 to  12.95       81,083,471       0.00%   -19.26% to -18.51%
  2000 ..................     0.95% to 1.65%   7,210,692     10.78 to 15.89      112,509,474       0.09%   -13.87% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.45%   5,106,094      6.39 to  7.52       35,419,888       0.13%     2.14% to   0.66%
  2003 ..................     0.95% to 2.45%   5,503,924      6.25 to  7.47       37,423,355       0.11%    31.28% to  29.25%
  2002 ..................     0.95% to 2.05%   5,078,891      4.62 to  6.01       26,394,901       0.15%   -32.10% to -30.96%
  2001 ..................     0.95% to 2.05%   5,230,827      6.77 to  8.76       39,867,391       0.06%   -19.85% to -18.65%
  2000 ..................     0.95% to 1.95%   2,836,389      8.42 to 10.84       26,677,487       0.00%   -15.78% to -15.21% (a)(b)
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,630,254     11.07 to  9.31       39,524,939       8.08%     8.17% to   7.95%
  2003 ..................     1.30% to 1.50%   4,594,500     10.23 to  8.62       46,434,695       6.96%    25.61% to  25.36%
  2002 ..................     1.30% to 1.50%   5,320,080      6.88 to  8.15       42,857,955      11.06%     1.89% to   2.10%
  2001 ..................     1.30% to 1.50%   6,430,955      6.75 to  7.98       50,812,539      14.87%   -13.06% to -12.89%
  2000 ..................     1.30% to 1.50%   8,816,840      7.76 to  9.16       80,112,970       7.92%   -23.63% to -23.48%
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ..................     0.95% to 1.50%   2,423,282      9.24 to  9.57       22,349,842       8.19%     8.43% to   7.89%
  2003 ..................     0.95% to 1.50%   2,810,258      8.52 to  8.18       23,909,014       7.08%    25.76% to  25.07%
  2002 ..................     0.95% to 1.50%   2,867,219      6.54 to  7.12       19,402,091      11.30%     2.02% to   2.63%
  2001 ..................     0.95% to 1.50%   3,557,526      6.41 to  6.97       23,468,385      13.90%   -13.33% to -12.74%
  2000 ..................     0.95% to 1.50%   3,992,582      7.38 to  8.03       30,190,276       7.70%   -23.77% to -22.41% (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   2,341,459      9.77 to  8.38       21,685,188       7.89%     8.34% to   6.93%
  2003 ..................     0.95% to 2.25%   2,404,278      9.02 to  7.85       20,602,230       5.22%    25.55% to  23.99%
  2002 ..................     0.95% to 1.85%   1,469,078      6.33 to  7.18       10,042,551      10.25%     0.93% to   2.32%
  2001 ..................     0.95% to 1.85%   1,355,213      6.28 to  7.02        9,074,924       9.49%   -14.03% to -12.77%
  2000 ..................     0.95% to 1.65%     551,199      7.36 to  8.05        4,280,997       0.00%   -20.02% to -19.53% (a)(b)
Fidelity/(R)/ VIP - Money Market Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   3,218,350     11.90 to 10.80       38,382,444       1.14%     0.25% to  -0.76%
  2003 ..................     0.95% to 1.95%   4,532,670     11.87 to 10.88       54,093,344       1.01%     0.04% to  -0.96%
  2002 ..................     0.95% to 1.75%   7,161,135     10.92 to 12.26       85,645,681       1.71%    -0.28% to   0.73%
  2001 ..................     0.95% to 1.75%   9,148,479     10.93 to 12.21      109,227,617       4.01%     2.13% to   3.15%
  2000 ..................     0.95% to 1.65%   5,501,161     10.70 to 11.88       64,255,177       5.79%     4.56% to   5.33%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,254,225     14.08 to 11.85       31,347,848       1.21%    12.16% to  11.93%
  2003 ..................     1.30% to 1.50%   2,717,889     12.55 to 10.59       33,779,679       0.81%    41.51% to  41.22%
  2002 ..................     1.30% to 1.50%   3,295,102      7.50 to  8.87       28,981,568       0.89%   -21.48% to -21.32%
  2001 ..................     1.30% to 1.50%   4,434,023      9.55 to 11.27       49,606,349       5.64%   -22.36% to -22.20%
  2000 ..................     1.30% to 1.50%   5,540,719     12.30 to 14.49       79,759,887       1.60%   -20.32% to -20.16%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,061,644     11.74 to 10.56       12,340,609       1.13%    12.41% to  11.68%
  2003 ..................     0.95% to 1.70%   1,338,806     10.44 to  9.45       13,852,488       0.71%    41.85% to  40.74%
  2002 ..................     0.95% to 1.50%   1,459,258      6.34 to  7.36       10,652,687       0.78%   -21.77% to -21.10%
  2001 ..................     0.95% to 1.60%   1,789,118      8.05 to  9.33       16,552,660       5.53%   -22.65% to -22.02%
  2000 ..................     0.95% to 1.60%   2,059,621     10.40 to 11.96       24,456,825       1.36%   -20.44% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2
  2004 ..................     0.95% to 2.30%   1,049,600      8.22 to  9.48        9,328,152       1.08%    12.24% to  10.83%
  2003 ..................     0.95% to 2.30%   1,264,290      7.32 to  8.56       10,016,450       0.44%    41.68% to  39.72%
  2002 ..................     0.95% to 1.95%   1,167,806      5.03 to  6.34        6,583,033       0.84%   -22.36% to -21.21%
  2001 ..................     0.95% to 1.95%   1,274,635      6.45 to  8.09        9,256,296       4.73%   -23.06% to -21.92%
  2000 ..................     0.95% to 1.95%     839,810      8.34 to 10.42        7,920,174       0.00%   -16.56% to -16.00% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
  2004 ..................     0.95% to 2.30%     197,038   $ 11.06 to 16.03   $    2,424,902       0.00%    10.63% to   9.68% (a)(b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
  2004 ..................     0.95% to 1.45%     100,201     11.08 to 11.04        1,114,963       0.00%    10.81% to  10.44% (a)(b)
Fidelity/(R)/  VIP - Value Portfolio - Service Class
  2004 ..................     0.95% to 1.05%      75,284     11.46 to 11.42          861,783       1.05%    10.02% to   9.91%
  2003 ..................     0.95% to 1.05%      61,973     10.41 to 10.39          644,929       0.33%    32.80% to  32.67%
  2002 ..................     0.95% to 1.10%      71,212      7.82 to  7.84          558,177       0.12%   -16.70% to -16.57%
  2001 ..................     0.95% to 1.10%      66,001      9.37 to  9.40          620,160       0.20%    -6.28% to  -6.01% (a)(b)
Fidelity/(R)/ VIP - Value Portfolio - Service Class 2
  2004 ..................     0.95% to 1.95%     144,568     11.40 to 10.99        1,626,826       0.93%     9.87% to   8.77%
  2003 ..................     0.95% to 1.95%     153,119     10.38 to 10.11        1,573,358       0.33%    32.48% to  31.14%
  2002 ..................     0.95% to 1.95%     176,457      7.71 to  7.83        1,373,675       0.12%   -17.51% to -16.67%
  2001 ..................     0.95% to 1.95%     145,526      9.34 to  9.40        1,364,395       0.20%    -6.57% to  -6.01% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     450,386     13.23 to 11.17        5,868,849       2.36%     4.61% to   4.39%
  2003 ..................     1.30% to 1.50%     533,547     12.64 to 10.70        6,658,925       2.92%    21.73% to  21.49%
  2002 ..................     1.30% to 1.50%     607,643      8.81 to 10.39        6,237,888       3.09%   -16.79% to -16.63%
  2001 ..................     1.30% to 1.50%     805,715     10.59 to 12.46        9,931,127       3.07%    -8.79% to  -8.60%
  2000 ..................     1.30% to 1.50%     951,332     11.61 to 13.63       12,850,645       2.16%   -13.78% to -13.60%
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.65%     396,705     10.91 to  9.22        4,297,283       2.30%     4.85% to   4.16%
  2003 ..................     0.95% to 1.65%     461,854     10.41 to  8.85        4,778,009       2.84%    21.98% to  21.13%
  2002 ..................     0.95% to 1.50%     511,396      7.06 to  8.53        4,338,581       2.88%   -16.98% to -16.34%
  2001 ..................     0.95% to 1.50%     642,356      8.48 to 10.20        6,517,623       2.96%    -9.12% to  -8.39%
  2000 ..................     0.95% to 1.50%     780,807      9.31 to 11.14        8,656,675       2.02%   -13.90% to -11.35% (b)
Fidelity/(R)/ VIP II - Asset Manager Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     358,223      8.48 to  8.60        3,122,330       2.30%     4.63% to   3.57%
  2003 ..................     0.95% to 2.00%     411,988      8.11 to  8.31        3,444,963       2.70%    21.86% to  20.58%
  2002 ..................     0.95% to 1.85%     463,222      6.49 to  7.05        3,184,600       2.75%   -17.56% to -16.63%
  2001 ..................     0.95% to 1.85%     557,576      7.86 to  8.49        4,615,931       2.40%    -9.54% to  -8.48%
  2000 ..................     0.95% to 1.50%     332,937      8.69 to  9.33        3,012,889       0.00%   -13.26% to -12.83% (a)(b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%     615,773     14.23 to 12.28        8,633,926       2.91%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%     770,719     13.67 to 11.82       10,386,174       3.65%    16.44% to  16.21%
  2002 ..................     1.30% to 1.50%     871,353     10.17 to 11.74       10,084,620       4.11%   -10.10% to  -9.92%
  2001 ..................     1.30% to 1.50%   1,032,325     11.32 to 13.03       13,288,122       4.42%    -5.54% to  -5.34%
  2000 ..................     1.30% to 1.50%   1,247,384     11.98 to 13.77       16,988,959       3.43%    -5.36% to  -5.17%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class
  2004 ..................     0.95% to 1.50%     595,788     12.10 to 10.20        7,157,568       2.78%     4.36% to   3.78%
  2003 ..................     0.95% to 1.50%     685,066     11.60 to  9.82        7,895,483       3.53%    16.79% to  16.14%
  2002 ..................     0.95% to 1.50%     761,504      8.46 to  9.93        7,520,585       4.17%   -10.22% to  -9.72%
  2001 ..................     0.95% to 1.50%     962,708      9.42 to 11.00       10,538,664       4.21%    -5.69% to  -5.16%
  2000 ..................     0.95% to 1.50%   1,022,687      9.99 to 11.60       11,809,571       3.12%    -5.49% to  -3.21% (b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Service Class 2
  2004 ..................     0.95% to 2.05%     499,428      9.83 to  9.33        4,955,687       2.58%     4.18% to   3.02%
  2003 ..................     0.95% to 2.05%     546,660      9.43 to  9.05        5,227,561       3.38%    16.55% to  15.25%
  2002 ..................     0.95% to 2.05%     584,811      7.86 to  8.45        4,820,661       4.15%   -10.89% to  -9.89%
  2001 ..................     0.95% to 2.05%     718,290      8.82 to  9.42        6,588,726       3.01%    -6.36% to  -5.30%
  2000 ..................     0.95% to 1.50%     322,819      9.45 to 10.00        3,141,410       0.00%    -5.79% to  -5.16% (a)(b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   3,579,619     19.07 to 15.93       67,339,563       0.35%    13.98% to  13.75%
  2003 ..................     1.30% to 1.50%   4,203,351     16.73 to 14.01       69,483,080       0.46%    26.80% to  26.54%
  2002 ..................     1.30% to 1.50%   4,767,339     11.07 to 13.20       62,231,480       0.93%   -10.71% to -10.53%
  2001 ..................     1.30% to 1.50%   6,221,749     12.40 to 14.75       90,878,389       0.83%   -13.57% to -13.39%
  2000 ..................     1.30% to 1.50%   7,644,417     14.34 to 17.03      128,941,241       0.36%    -8.02% to  -7.83%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ..................     0.95% to 1.85%   3,159,087     16.12 to 11.25       49,704,454       0.25%    14.24% to  13.21%
  2003 ..................     0.95% to 1.85%   3,374,699     14.11 to  9.94       46,777,335       0.35%    27.13% to  25.98%
  2002 ..................     0.95% to 1.85%   3,563,729      7.89 to 11.10       38,984,835       0.79%   -11.10% to -10.29%
  2001 ..................     0.95% to 1.85%   4,223,233      8.87 to 12.37       51,409,430       0.71%   -13.99% to -13.20%
  2000 ..................     0.95% to 1.85%   4,732,884     10.32 to 14.25       66,411,989       0.34%    -8.43% to  -7.60%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 ..................     0.95% to 2.60%   4,843,433   $ 10.40 to 10.68   $   52,031,404       0.20%    14.07% to  12.26%
  2003 ..................     0.95% to 2.70%   4,294,206      9.12 to  9.47       40,584,160       0.23%    26.98% to  24.75%
  2002 ..................     0.95% to 2.25%   2,721,894      6.96 to  7.97       20,351,677       0.73%   -12.07% to -10.46%
  2001 ..................     0.95% to 1.95%   2,520,595      7.89 to  8.94       21,192,128       0.61%   -14.39% to -13.31%
  2000 ..................     0.95% to 1.95%   1,456,068      9.19 to 10.37       14,198,053       0.00%    -8.10% to  -7.48% (a)(b)
Fidelity/(R)/ VIP II - Index 500 Portfolio - Initial Class
  2004 ..................     0.95% to 2.00%   7,217,333     12.23 to  9.30       94,669,988       1.33%     9.56% to   8.48%
  2003 ..................     0.95% to 2.05%   8,294,373     11.16 to  7.89      100,019,978       1.46%    27.19% to  25.78%
  2002 ..................     0.95% to 2.05%   9,224,993      6.27 to 11.23       87,694,970       1.46%   -23.95% to -22.99%
  2001 ..................     0.95% to 2.05%  12,613,054      8.24 to 14.63      156,372,138       1.16%   -14.03% to -12.94%
  2000 ..................     0.95% to 1.85%  12,597,944      9.60 to 16.87      183,656,601       1.02%   -10.97% to  -8.77% (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Initial Class
  2004 ..................     0.95% to 1.95%   4,666,693     14.61 to 12.86       69,232,888       4.44%     3.46% to   2.44%
  2003 ..................     0.95% to 1.95%   6,033,702     14.12 to 12.56       87,046,104       4.37%     4.20% to   3.19%
  2002 ..................     0.95% to 1.85%   7,974,078     12.17 to 14.54      110,984,969       3.72%     8.23% to   9.29%
  2001 ..................     0.95% to 1.85%   7,585,546     11.24 to 13.35       96,862,508       4.69%     6.39% to   7.43%
  2000 ..................     0.95% to 1.50%   5,949,869     10.59 to 12.47       71,344,582       6.46%     9.56% to  10.69% (b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class
  2004 ..................     0.95% to 1.40%      18,556      9.46 to  9.28          175,311       0.00%     9.18% to   8.77%
  2003 ..................     0.95% to 1.40%      25,870      8.67 to  8.54          223,991       0.00%    29.24% to  28.62%
  2002 ..................     0.95% to 1.00%      24,455      6.64 to  6.71          163,905       0.00%   -27.45% to -27.04%
  2001 ..................     0.95% to 1.60%      34,552      9.09 to  9.19          316,794       0.24%    -9.14% to  -8.10% (a)(b)
Fidelity/(R)/ VIP III - Aggressive Growth Portfolio - Service Class 2
  2004 ..................     0.95% to 2.35%     349,870      9.33 to  8.81        3,209,635       0.00%     8.92% to   7.46%
  2003 ..................     0.95% to 2.25%     319,322      8.57 to  8.22        2,702,200       0.00%    29.05% to  27.32%
  2002 ..................     0.95% to 1.95%     206,142      6.48 to  6.64        1,357,901       0.00%   -28.24% to -27.32%
  2001 ..................     0.95% to 1.95%     148,920      9.03 to  9.13        1,354,945       0.01%    -9.73% to  -8.66% (a)(b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Initial Class
  2004 ..................     1.30% to 1.50%   2,753,646     17.64 to 12.13       47,900,055       2.14%     4.10% to   3.89%
  2003 ..................     1.30% to 1.50%   3,444,593     16.94 to 11.68       57,654,257       2.98%    16.19% to  15.96%
  2002 ..................     1.30% to 1.50%   4,262,434     10.07 to 14.58       61,479,112       3.31%   -10.09% to  -9.91%
  2001 ..................     1.30% to 1.50%   5,526,702     11.20 to 16.18       88,567,556       3.91%    -3.06% to  -2.86%
  2000 ..................     1.30% to 1.50%   6,578,862     11.56 to 16.66      108,586,163       3.38%    -5.73% to  -5.54%
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class
  2004 ..................     0.95% to 1.70%   1,481,618     11.88 to 10.05       17,485,819       2.01%     4.42% to   3.67%
  2003 ..................     0.95% to 1.70%   1,671,579     11.38 to  9.69       18,897,936       2.76%    16.41% to  15.55%
  2002 ..................     0.95% to 1.50%   1,814,362      7.99 to  9.77       17,626,815       3.16%   -10.33% to  -9.62%
  2001 ..................     0.95% to 1.50%   2,135,354      8.89 to 10.81       22,968,602       3.61%    -3.21% to  -2.66%
  2000 ..................     0.95% to 1.50%   2,312,256      9.18 to 11.11       25,544,792       3.02%    -5.81% to  -3.64% (b)
Fidelity/(R)/ VIP III - Balanced Portfolio - Service Class 2
  2004 ..................     0.95% to 2.00%     986,170     10.20 to  9.28        9,687,488       1.87%     4.15% to   3.09%
  2003 ..................     0.95% to 2.00%   1,107,853      9.80 to  9.00       10,480,979       2.55%    16.30% to  15.09%
  2002 ..................     0.95% to 1.95%   1,143,308      7.79 to  8.42        9,326,361       3.07%   -10.87% to  -9.80%
  2001 ..................     0.95% to 1.95%   1,239,800      8.76 to  9.34       11,239,345       2.30%    -3.87% to  -2.81%
  2000 ..................     0.95% to 1.80%     465,235      9.13 to  9.61        4,365,642       0.00%    -4.52% to  -3.91% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class
  2004 ..................     0.95% to 1.45%      67,631      7.06 to  6.72          476,398       0.00%     0.31% to  -0.16%
  2003 ..................     0.95% to 1.45%      97,835      7.03 to  6.73          687,328       0.00%    23.99% to  23.39%
  2002 ..................     0.95% to 1.40%     113,186      5.46 to  5.67          641,374       0.16%    -8.63% to  -8.11%
  2001 ..................     0.95% to 1.40%     125,342      5.97 to  6.17          772,763       0.10%   -29.81% to -29.29%
  2000 ..................     0.95% to 1.00%      62,831      8.51 to  8.73          547,667       0.00%   -12.82% to -12.70% (a)(b)
Fidelity/(R)/ VIP III - Dynamic Capital Appreciation Fund - Service Class 2
  2004 ..................     0.95% to 2.35%     538,971      7.02 to  6.43        3,665,367       0.00%     0.32% to  -1.06%
  2003 ..................     0.95% to 2.25%     571,779      6.99 to  6.52        3,888,328       0.00%    23.73% to  22.13%
  2002 ..................     0.95% to 1.85%     519,737      5.36 to  5.65        2,870,056       0.18%    -9.55% to  -8.43%
  2001 ..................     0.95% to 1.85%     468,870      5.92 to  6.17        2,838,644       0.10%   -30.28% to -29.29%
  2000 ..................     0.95% to 1.50%     140,556      8.50 to  8.73        1,201,150       0.00%   -14.99% to -12.70% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Fidelity/(R)/VIP III - Growth & Income Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   1,747,812   $ 15.33 to 12.72   $   26,367,510       0.93%     4.42% to   4.21%
  2003 ..............         1.30% to 1.50%   2,241,345     14.68 to 12.20       32,448,173       1.23%    22.17% to  21.92%
  2002 ..............         1.30% to 1.50%   2,571,965     10.01 to 12.01       30,530,496       1.47%   -17.87% to -17.70%
  2001 ..............         1.30% to 1.50%   3,350,144     12.19 to 14.60       48,279,112       1.39%   -10.12% to  -9.94%
  2000 ..............         1.30% to 1.50%   3,868,257     13.56 to 16.21       61,968,226       1.18%    -5.05% to  -4.86%
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   2,762,401     12.20 to  9.48       33,386,094       0.82%     4.75% to   4.01%
  2003 ..............         0.95% to 1.70%   3,186,392     11.65 to  9.11       36,708,432       1.13%    22.43% to  21.51%
  2002 ..............         0.95% to 1.50%   3,561,810      7.01 to  9.51       33,518,982       1.37%   -18.16% to -17.48%
  2001 ..............         0.95% to 1.50%   4,431,368      8.55 to 11.53       50,445,917       1.31%   -10.23% to  -9.72%
  2000 ..............         0.95% to 1.50%   5,015,994      9.52 to 12.77       63,285,340       1.11%    -5.13% to  -2.69% (b)
Fidelity/(R)/VIP III - Growth & Income Portfolio - Service Class 2
  2004 ..............         0.95% to 2.60%   2,109,708      9.32 to  8.28       19,069,976       0.77%     4.52% to   2.83%
  2003 ..............         0.95% to 2.45%   2,256,250      8.92 to  8.11       19,586,061       0.95%    22.27% to  20.43%
  2002 ..............         0.95% to 2.00%   2,031,206      6.74 to  7.29       14,463,378       1.39%   -18.93% to -17.64%
  2001 ..............         0.95% to 1.80%   2,085,900      8.36 to  8.86       18,097,561       1.09%   -11.11% to  -9.88%
  2000 ..............         0.95% to 1.55%   1,190,512      9.44 to  9.83       11,496,342       0.00%    -2.41% to  -1.73% (a)(b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..............         1.30% to 1.50%   6,993,903     17.93 to  9.38      122,057,923       0.57%     5.80% to   5.58%
  2003 ..............         1.30% to 1.50%   9,018,711     16.95 to  8.88      149,392,032       0.82%    28.19% to  27.93%
  2002 ..............         1.30% to 1.50%  11,062,424      6.94 to 13.22      143,427,725       1.16%   -23.02% to -22.86%
  2001 ..............         1.30% to 1.50%  15,292,145      9.02 to 17.14      257,389,800       0.40%   -15.71% to -15.54%
  2000 ..............         1.30% to 1.50%  20,319,673     10.70 to 20.30      405,641,733       1.45%   -18.31% to -18.14%
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class
  2004 ..............         0.95% to 1.70%   4,052,469      9.02 to  7.21       36,206,313       0.48%     6.04% to   5.31%
  2003 ..............         0.95% to 1.70%   4,718,108      8.51 to  6.84       39,725,388       0.63%    28.43% to  27.45%
  2002 ..............         0.95% to 1.50%   5,326,989      5.23 to  6.62       34,909,704       0.98%   -23.31% to -22.66%
  2001 ..............         0.95% to 1.50%   6,880,064      6.79 to  8.56       58,328,051       0.26%   -16.01% to -15.26%
  2000 ..............         0.95% to 1.50%   8,553,468      8.06 to 10.10       85,665,568       1.31%   -18.41% to -15.47% (b)
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class 2
  2004 ..............         0.95% to 2.25%   1,008,606      7.54 to  6.71        7,337,439       0.34%     5.88% to   4.55%
  2003 ..............         0.95% to 2.25%   1,135,191      7.12 to  6.42        7,823,843       0.49%    28.18% to  26.48%
  2002 ..............         0.95% to 1.80%   1,328,408      5.07 to  5.56        7,176,456       0.90%   -23.83% to -22.75%
  2001 ..............         0.95% to 1.80%   1,663,455      6.66 to  7.19       11,651,717       0.34%   -16.69% to -15.46%
  2000 ..............         0.95% to 1.95%   1,140,517      8.07 to  8.51        9,499,059       0.00%   -15.49% to -14.92% (a)(b)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Initial Class
  2004 ..............            1.30%           163,205         27.65             4,511,984       0.00%          23.29%
  2003 ..............            1.30%           147,072         22.42             3,297,769       0.41%          36.84%
  2002 ..............            1.30%           155,616         16.39             2,550,019       1.00%         -11.00%
  2001 ..............            1.30%           157,589         18.41             2,901,358       0.00%          -4.48%
  2000 ..............            1.30%           155,784         19.27             3,002,511       0.72%          31.98%
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class
  2004 ..............         0.95% to 1.85%     872,164     28.06 to 24.59       24,362,311       0.00%    23.59% to  22.47%
  2003 ..............         0.95% to 1.85%     950,947     22.70 to 20.08       21,494,305       0.30%    37.21% to  35.96%
  2002 ..............         0.95% to 1.50%   1,047,270     14.96 to 16.55       17,266,663       0.95%   -11.43% to -10.75%
  2001 ..............         0.95% to 1.60%   1,331,713     16.86 to 18.54       24,618,561       0.00%    -5.35% to  -4.29%
  2000 ..............         0.95% to 1.50%   1,451,675     17.71 to 19.37       28,051,236       0.60%    19.84% to  32.27% (a)
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class 2
  2004 ..............         0.95% to 2.45%   3,023,221     16.10 to 23.79       58,193,494       0.00%    23.47% to  21.74%
  2003 ..............         0.95% to 2.45%   2,836,613     13.04 to 19.54       44,434,522       0.21%    36.94% to  34.88%
  2002 ..............         0.95% to 2.05%   2,143,293      9.24 to 15.07       24,940,094       0.87%   -12.23% to -10.88%
  2001 ..............         0.95% to 2.05%   2,002,516     10.49 to 16.99       26,713,881       0.00%    -5.69% to  -4.44%
  2000 ..............         0.95% to 1.95%     972,592     11.10 to 17.86       13,940,815       0.59%    11.04% to  11.79% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class
  2004 ..............         0.95% to 1.40%      30,201     14.00 to 13.01          421,211       0.00%    12.90% to  12.51%
  2003 ..............         0.95% to 1.40%      22,081     12.40 to 11.57          272,822       0.00%    56.29% to  55.59%
  2002 ..............         0.95% to 1.25%       7,968      7.92 to  7.94           63,181       0.00%   -20.78% to -20.64% (a)(b)
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class 2
  2004 ..............         0.95% to 2.40%     660,380     13.20 to 12.69        8,639,584       0.00%    12.76% to  11.23%
  2003 ..............         0.95% to 2.40%     558,223     11.70 to 11.41        6,494,435       0.00%    55.87% to  53.60%
  2002 ..............         0.95% to 1.95%     108,052      7.43 to  7.51          809,528       0.00%   -25.70% to -24.91% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 1
  2004 ..............         0.95% to 1.75%     192,350   $ 12.18 to 11.94   $    2,332,814       0.83%    10.19% to   9.39%
  2003 ..............         0.95% to 1.75%     103,449     11.06 to 10.91        1,140,788       0.91%    23.69% to  22.70%
  2002 ..............         0.95% to 1.35%      27,539      8.90 to  8.94          245,943       0.00%   -10.95% to -10.62% (a)(b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1
  2004 ..............         0.95% to 1.55%      40,951     12.02 to 10.94          486,910       1.55%    17.74% to  17.15%
  2003 ..............         0.95% to 1.55%      23,502     10.21 to  9.34          239,297       1.52%    31.29% to  30.46%
  2002 ..............         0.95% to 1.35%       5,514      7.76 to  7.77           42,825       0.00%   -22.45% to -22.27% (a)(b)
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 ..............         1.10% to 1.55%       6,001     11.53 to 16.33           90,057       2.03%    15.34% to  15.06% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ..............         0.95% to 1.75%      76,130     12.70 to 12.10          957,220       0.66%    14.63% to  13.81%
  2003 ..............         0.95% to 1.75%      35,096     11.08 to 10.63          385,335       0.46%    33.37% to  32.29%
  2002 ..............         0.95% to 1.50%       8,310      8.06 to  8.31           68,339       0.31%   -17.22% to -16.91% (a)(b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
  2004 ..............         0.95% to 2.45%     703,255     12.04 to 11.56        8,389,511       0.37%    14.41% to  12.78%
  2003 ..............         0.95% to 2.45%     562,754     10.53 to 10.25        5,887,850       0.29%    33.02% to  31.00%
  2002 ..............         0.95% to 2.00%     170,381      7.83 to  7.91        1,344,861       0.27%   -21.72% to -20.87% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class II
  2004 ..............         0.95% to 2.30%     134,352     15.72 to 15.13        2,092,732       0.93%    19.29% to  17.83%
  2003 ..............         0.95% to 2.25%     119,362     13.18 to 12.85        1,563,181       0.38%    63.10% to  60.97%
  2002 ..............         0.95% to 2.00%      57,258      8.00 to  8.08          461,497       0.19%   -19.96% to -19.21% (a)(b)
Gartmore GVIT Emerging Markets Fund - Class VI
  2004 ..............         0.95% to 2.10%      64,091     11.78 to 11.69          752,656       1.45%    17.83% to  16.93% (a)(b)
Gartmore GVIT Government Bond Fund - Class I
  2004 ..............         0.95% to 2.35%   2,542,383     11.24 to 11.29       28,769,779       5.39%     2.28% to   0.85%
  2003 ..............         0.95% to 2.30%   2,897,500     10.99 to 11.21       32,173,064       3.85%     1.03% to  -0.32%
  2002 ..............         0.95% to 1.85%   1,894,099     10.79 to 11.45       20,858,722       3.72%     7.82% to   8.75% (a)(b)
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   1,598,752     12.28 to 11.75       19,358,099       1.69%    12.94% to  11.23%
  2003 ..............         0.95% to 2.40%   1,174,265     10.87 to 10.48       12,659,702       1.33%    30.62% to  28.70%
  2002 ..............         0.95% to 1.80%     255,545      8.17 to  8.32        2,116,196       0.77%   -17.63% to -16.79% (a)(b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 ..............         0.95% to 2.25%   3,386,624     11.03 to 10.62       36,988,477       2.33%     3.66% to   2.33%
  2003 ..............         0.95% to 2.25%   3,348,427     10.64 to 10.38       35,404,679       2.78%     6.88% to   5.50%
  2002 ..............         0.95% to 1.85%     881,738      9.84 to  9.96        8,755,969       2.20%    -1.62% to  -0.43% (a)(b)
Gartmore GVIT ID Moderate Fund - Class II
  2004 ..............         0.95% to 2.55%  12,564,944     11.73 to 11.15      145,739,412       2.05%     8.50% to   6.81%
  2003 ..............         0.95% to 2.55%  10,125,266     10.81 to 10.44      108,655,956       1.99%    18.91% to  17.00%
  2002 ..............         0.95% to 2.10%   2,265,379      8.95 to  9.09       20,515,389       1.47%   -10.15% to  -9.09% (a)(b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ..............         0.95% to 2.45%   5,001,910     12.06 to 11.47       59,575,549       1.83%    11.03% to   9.43%
  2003 ..............         0.95% to 2.40%   3,925,388     10.86 to 10.49       42,285,245       1.50%    25.44% to  23.61%
  2002 ..............         0.95% to 2.10%     974,155      8.50 to  8.66        8,409,020       1.15%   -14.43% to -13.41% (a)(b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ..............         0.95% to 2.45%   4,640,924     11.44 to 10.93       52,545,545       2.28%     6.14% to   4.58%
  2003 ..............         0.95% to 2.45%   4,126,406     10.78 to 10.45       44,183,731       2.47%    12.62% to  10.93%
  2002 ..............         0.95% to 1.85%   1,345,876      9.44 to  9.57       12,841,716       1.92%    -5.43% to  -4.28% (a)(b)
Gartmore GVIT International Value Fund - Class VI
  2004 ..............         0.95% to 1.90%     119,239     11.51 to 11.44        1,370,721       0.62%    15.15% to  14.43% (a)(b)
Gartmore GVIT Money Market Fund - Class I
  2004 ..............         0.95% to 2.45%   2,157,270      9.97 to  9.63       21,464,980       0.91%    -0.15% to  -1.66%
  2003 ..............         0.95% to 2.10%   2,346,235      9.99 to  9.90       23,492,068       0.55%    -0.33% to  -1.48%
  2002 ..............         0.95% to 1.85%   3,211,806      9.94 to 10.20       32,559,252       0.89%    -1.02% to   0.22% (a)(b)
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 ..............         0.95% to 2.45%     388,541     10.68 to 10.22        4,117,381       0.00%    12.09% to  10.46%
  2003 ..............         0.95% to 2.45%     366,267      9.53 to  9.25        3,471,151       0.00%    32.79% to  30.74%
  2002 ..............         0.95% to 2.00%     167,244      7.07 to  7.17        1,197,349       0.00%   -29.27% to -28.25% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ..............         0.95% to 1.75%      43,060   $ 13.87 to 12.14   $      586,761       0.00%    16.18% to  15.39%
  2003 ..............         0.95% to 1.65%      23,228     11.93 to 10.55          266,670       0.00%    55.37% to  54.26%
  2002 ..............         0.95% to 1.20%       1,074      6.87 to  7.67            8,098       0.02%   -23.44% to -23.26% (a)(b)
Gartmore GVIT Small Cap Value Fund - Class II
  2004 ..............         0.95% to 2.30%     647,848     12.81 to 12.35        8,216,175       0.00%    15.89% to  14.44%
  2003 ..............         0.95% to 2.30%     559,038     11.05 to 10.79        6,135,019       0.00%    54.96% to  52.83%
  2002 ..............         0.95% to 1.85%     112,208      7.07 to  7.13          799,034       0.00%   -29.32% to -28.67% (a)(b)
Gartmore GVIT Small Company Fund - Class I
  2004 ..............         0.95% to 1.75%      60,409     13.56 to 12.44          797,491       0.00%    17.89% to  17.06%
  2003 ..............         0.95% to 1.65%      39,888     11.50 to 10.66          451,750       0.00%    39.68% to  38.70%
  2002 ..............         0.95% to 1.35%       4,671      8.22 to  8.23           38,430       0.00%   -17.84% to -17.65% (a)(b)
Gartmore GVIT Small Company Fund - Class II
  2004 ..............         0.95% to 2.05%     481,110     13.85 to 13.42        6,610,549       0.00%    17.66% to  16.47%
  2003 ..............         0.95% to 2.05%     371,625     11.77 to 11.52        4,351,383       0.00%    39.28% to  37.74%
  2002 ..............         0.95% to 2.00%     135,334      8.37 to  8.45        1,141,193       0.00%   -16.34% to -15.50% (a)(b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
  2004 ..............         0.95% to 2.30%      37,195     14.22 to 13.92          524,905       1.87%    16.35% to  14.86%
  2003 ..............         0.95% to 2.25%      12,354     12.22 to 12.12          150,570       0.15%    22.24% to  21.21% (a)(b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
  2004 ..............         0.95% to 2.60%     581,820      9.85 to  9.38        5,650,930       0.00%     7.95% to   6.20%
  2003 ..............         0.95% to 2.45%     483,758      9.12 to  8.85        4,379,571       0.00%    21.44% to  19.57%
  2002 ..............         0.95% to 2.10%     137,254      7.41 to  7.51        1,026,789       0.00%   -25.95% to -24.90% (a)(b)
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
  2004 ..............         0.95% to 2.45%     890,831      9.76 to  9.33        8,579,778       0.00%    13.29% to  11.67%
  2003 ..............         0.95% to 2.45%     782,319      8.61 to  8.35        6,682,965       0.00%    35.31% to  33.20%
  2002 ..............         0.95% to 2.10%     284,611      6.27 to  6.36        1,804,391       0.00%   -37.29% to -36.35% (a)(b)
MFS/(R)/ VIT - New Discovery Series - Service Class
  2004 ..............         0.95% to 2.45%     467,317     10.06 to  9.63        4,654,247       0.00%     5.20% to   3.67%
  2003 ..............         0.95% to 2.70%     516,432      9.57 to  9.24        4,906,118       0.00%    32.16% to  29.79%
  2002 ..............         0.95% to 2.25%     190,543      7.12 to  7.24        1,374,831       0.00%   -28.79% to -27.61% (a)(b)
MFS/(R)/ VIT - Value Series - Service Class
  2004 ..............         0.95% to 2.25%     638,853     12.06 to 11.61        7,612,804       0.40%    13.73% to  12.33%
  2003 ..............         0.95% to 2.15%     567,227     10.60 to 10.36        5,972,049       0.13%    23.52% to  22.01%
  2002 ..............         0.95% to 1.95%     221,613      8.50 to  8.58        1,894,709       0.00%   -15.00% to -14.18% (a)(b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 ..............         0.95% to 2.05%      10,971     11.31 to 13.56          132,457       0.00%    13.12% to  12.33% (a)(b)
Oppenheimer Capital Appreciation Fund/VA - Service Class
  2004 ..............         0.95% to 2.60%   1,746,466     10.58 to 10.08       18,254,140       0.23%     5.60% to   3.92%
  2003 ..............         0.95% to 2.70%   1,504,622     10.02 to  9.68       14,953,724       0.21%    29.45% to  27.14%
  2002 ..............         0.95% to 2.25%     514,036      7.61 to  7.74        3,964,545       0.01%   -23.87% to -22.62% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 3
  2004 ..............         0.95% to 1.75%      14,284     11.59 to 16.64          171,919       0.00%    15.86% to  15.31% (a)(b)
Oppenheimer Global Securities Fund/VA - Class 4
  2004 ..............         0.95% to 2.45%     436,362     11.57 to 11.45        5,036,591       0.00%    15.69% to  14.54% (a)(b)
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ..............         0.95% to 1.55%      55,720     13.25 to 11.89          729,261       1.35%    18.03% to  17.45%
  2003 ..............         0.95% to 1.75%      38,245     11.22 to 10.07          423,082       0.25%    41.66% to  40.49%
  2002 ..............         0.95% to 1.10%       5,633      7.91 to  7.92           44,600       0.00%   -20.85% to -20.78% (a)(b)
Oppenheimer Global Securities Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%     764,881     13.17 to 12.71        9,987,023       1.31%    17.75% to  16.39%
  2003 ..............         0.95% to 2.45%   1,001,034     11.19 to 10.87       11,125,344       0.77%    41.50% to  39.33%
  2002 ..............         0.95% to 2.10%     462,585      7.80 to  7.91        3,647,480       0.00%   -22.01% to -20.93% (a)(b)
Oppenheimer High Income Fund/VA - Initial Class
  2004 ..............         0.95% to 1.75%     153,260     12.77 to 12.52        1,949,978       5.81%     7.93% to   7.12%
  2003 ..............         0.95% to 1.65%     112,870     11.83 to 11.70        1,332,616       3.41%    22.78% to  21.97%
  2002 ..............         0.95% to 1.35%      21,980      9.61 to  9.64          211,638       0.00%    -3.86% to  -3.63% (a)(b)
Oppenheimer Main Street Fund/(R)//VA - Service Class
  2004 ..............         0.95% to 2.45%   1,636,694     11.08 to 10.60       17,941,496       0.68%     8.11% to   6.55%
  2003 ..............         0.95% to 2.45%   1,412,782     10.24 to  9.95       14,373,700       0.56%    25.24% to  23.32%
  2002 ..............         0.95% to 2.10%     443,060      8.07 to  8.18        3,613,964       0.01%   -19.31% to -18.20% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
Oppenheimer Main Street Small Cap Fund/(R)//VA - Initial Class
  2004 ..............         0.95% to 1.65%      59,126   $ 14.15 to 13.90   $      833,668       0.00%    18.29% to  17.57%
  2003 ..............         0.95% to 1.65%      39,780     11.96 to 11.82          474,752       0.00%    42.99% to  42.00%
  2002 ..............         0.95% to 1.20%       7,916      8.35 to  8.36           66,169       0.00%   -16.48% to -16.36% (a)(b)
Oppenheimer Strategic Bond Fund/VA - Service Class
  2004 ..............         0.95% to 2.20%   1,419,627     13.12 to 12.66       18,439,937       4.76%     7.40% to   6.10%
  2003 ..............         0.95% to 2.10%   1,241,682     12.21 to 11.96       15,070,705       3.80%    16.05% to  14.76%
  2002 ..............         0.95% to 1.85%     393,065     10.40 to 10.52        4,126,784       0.08%     4.00% to   5.24% (a)(b)
Putnam VT Growth & Income Fund - IB Shares
  2004 ..............         0.95% to 2.15%      61,063     13.59 to 12.99          821,625       1.34%    10.06% to   8.81%
  2003 ..............         0.95% to 2.10%      43,738     12.35 to 11.95          537,504       0.00%    23.46% to  22.55% (a)(b)
Putnam VT International Equity Fund - IB Shares
  2004 ..............         0.95% to 1.70%      44,398     11.92 to 11.69          526,429       1.99%    15.09% to  14.32%
  2003 ..............         0.95% to 1.70%      32,137     10.35 to 10.22          331,951       0.64%    27.31% to  26.31%
  2002 ..............         0.95% to 1.35%      10,482      8.11 to  8.13           85,177       0.00%   -18.86% to -18.67% (a)(b)
Putnam VT Small Cap Value - IB Shares
  2004 ..............         0.95% to 1.50%      33,428     14.38 to 14.18          478,686       0.31%    25.02% to  24.32%
  2003 ..............         0.95% to 1.40%      28,092     11.51 to 11.42          322,508       0.30%    48.23% to  47.54%
  2002 ..............         0.95% to 1.35%      12,608      7.74 to  7.76           97,793       0.00%   -22.56% to -22.38% (a)(b)
Putnam VT Voyager II Fund - IB Shares
  2004 ..............         0.95% to 2.25%      94,158     10.58 to 10.23          989,007       0.23%     4.03% to  2.72%
  2003 ..............         0.95% to 2.05%      72,604     10.17 to  9.99          735,625       0.14%    23.72% to  22.34%
  2002 ..............         0.95% to 1.50%      14,682      8.20 to  8.22          120,649       0.00%   -18.03% to -17.77% (a)(b)
STI Classic Variable Trust - Capital Appreciation Fund
  2004 ..............         0.95% to 1.85%      23,732     12.57 to 12.32          294,980       0.25%     5.74% to   4.78%
  2003 ..............         1.45% to 1.80%      12,594     11.82 to 11.77          148,676       0.00%    16.73% to  16.32%
STI Classic Variable Trust - Growth & Income Fund
  2004 ..............         0.95% to 1.80%       4,514     15.00 to 14.71           67,120       1.00%    13.22% to  12.24%
  2003 ..............         0.95% to 1.80%       5,829     13.25 to 13.11           77,021       0.64%    25.29% to  24.21%
STI Classic Variable Trust - International Equity Fund
  2004 ..............         0.95% to 1.10%       1,409     16.92 to 16.87           23,770       2.96%    18.21% to  18.03%
  2003 ..............             0.95%               78         14.32                 1,117       0.00%         36.01%
STI Classic Variable Trust - Investment Grade Bond Fund
  2004 ..............             1.55%              630         10.71                 6,749       4.50%          2.56%
STI Classic Variable Trust - Mid Cap Equity Fund
  2004 ..............         0.95% to 1.85%      11,875     15.30 to 14.99          179,646       0.79%    15.71% to  14.66%
  2003 ..............         0.95% to 1.80%       7,474     13.22 to 13.08           98,167       0.74%    28.49% to  27.39%
STI Classic Variable Trust - Small Cap Value Equity Fund
  2004 ..............         0.95% to 1.40%       5,605     18.22 to 18.07          101,799       0.22%    23.01% to  22.59%
  2003 ..............         0.95% to 1.40%       1,520     14.81 to 14.74           22,410       0.01%    37.12% to  36.60%
STI Classic Variable Trust - Value Income Stock Fund
  2004 ..............         0.95% to 1.90%      19,347     15.14 to 14.84          289,809       1.75%    14.20% to  13.20%
  2003 ..............         1.15% to 1.80%      10,956     13.22 to 13.12          144,387       1.03%    21.70% to  20.91%
Van Kampen LIT - Comstock Portfolio - Class II
  2004 ..............         0.95% to 2.45%   1,737,181     12.15 to 11.64       20,902,268       0.72%    16.31% to  14.66%
  2003 ..............         0.95% to 2.45%   1,350,669     10.45 to 10.15       14,017,694       0.55%    29.53% to  27.56%
  2002 ..............         0.95% to 2.10%     555,025      7.96 to  8.07        4,464,450       0.01%   -20.44% to -19.33% (a)(b)
Van Kampen LIT - Emerging Growth Portfolio - Class II
  2004 ..............         0.95% to 2.45%     672,641      9.32 to  8.92        6,189,617       0.00%     5.76% to   4.21%
  2003 ..............         0.95% to 2.45%     688,105      8.81 to  8.55        6,015,661       0.00%    25.83% to  23.87%
  2002 ..............         0.95% to 2.10%     261,630      6.91 to  7.01        1,825,726       0.00%   -30.94% to -29.95% (a)(b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2004 ..............         0.95% to 2.15%     110,871     10.46 to 10.26        1,155,479       5.10%     3.08% to   1.85%
  2003 ..............         0.95% to 2.10%      19,930     10.15 to 10.07          201,875       0.00%     1.51% to   0.73% (a)(b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2004 ..............         0.95% to 2.30%     219,601     17.27 to 17.85        3,871,141       1.38%    34.78% to  33.09%
  2003 ..............         0.95% to 2.25%      64,808     12.81 to 13.42          846,144       0.00%    28.14% to  27.09% (a)(b)
VISION Group of Funds - Large Cap Growth Fund II
  2004 ..............         0.95% to 1.65%     255,689     10.05 to  9.87        2,559,023       0.69%     4.16% to   3.47%
  2003 ..............         0.95% to 1.65%     171,147      9.65 to  9.54        1,647,299       0.11%    16.23% to  15.39%
  2002 ..............         0.95% to 1.35%      56,581      8.27 to  8.30          469,174       0.00%   -17.28% to -16.96% (a)(b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income          Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**        Return***
                              --------------   ---------   ----------------   --------------  ----------   ------------------
VISION Group of Funds - Large Cap Value Fund II
  2004 ..............         0.95% to 1.65%     254,337   $ 11.43 to 11.22   $    2,889,581       1.30%     8.54% to   7.86%
  2003 ..............         0.95% to 1.65%     164,487     10.53 to 10.40        1,724,915       0.94%    32.18% to  31.24%
  2002 ..............         0.95% to 1.35%      65,516      7.93 to  7.97          520,862       0.21%   -20.67% to -20.35% (a)(b)
VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2004 ..............         0.95% to 1.85%   2,900,167     11.30 to 11.04       32,607,560       1.40%     4.93% to   4.03%
  2003 ..............         0.95% to 1.85%   2,168,937     10.77 to 10.61       23,287,184       0.97%    16.17% to  15.13%
  2002 ..............         0.95% to 1.55%     715,334      9.22 to  9.27        6,621,646       0.23%    -7.75% to  -7.31% (a)(b)
                                                                            ----------------
2004 Reserves for annuity contracts in payout phase: .................               388,543
                                                                            ----------------
2004 Contract owners' equity .........................................      $  1,918,111,618
                                                                            ================
2003 Reserves for annuity contracts in payout phase: .................               342,070
                                                                            ----------------
2003 Contract owners' equity .........................................      $  1,862,484,350
                                                                            ================
2002 Reserves for annuity contracts in payout phase: .................               390,249
                                                                            ----------------
2002 Contract owners' equity .........................................      $  1,361,352,650
                                                                            ================
2001 Reserves for annuity contracts in payout phase: .................               372,928
                                                                            ----------------
2001 Contract owners' equity .........................................      $  1,725,843,186
                                                                            ================
2000 Reserves for annuity contracts in payout phase: .................               553,897
                                                                            ----------------
2000 Contract owners' equity .........................................      $  2,060,057,497
                                                                            ================

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
                      (a)  Financial Statements:

                           Nationwide Variable Account-7:


                                 Report of Independent Registered Public
                                 Accounting Firm.

                                 Statement of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 2004.

                                 Statements of Operations for the year ended
                                 December 31, 2004.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 2004 and 2003.


                                 Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                                 Report of Independent Registered Public
                                 Accounting Firm.

                                 Consolidated Balance Sheets as of December 31, 2004 and 2003.

                                 Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                                 Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                                 Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.


                                 Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits
                         (1) Resolution of Depositor's Board of Directors
                             authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                         (2) Not Applicable

                         (3) Form of the Underwriting or Distribution contracts
                             between the Depositor and the Principal
                             Underwriter. - Filed previously with the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract. - Filed
                             previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (5) The variable annuity application. - Filed
                             previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                         (6) Articles of Incorporation of the Depositor. - Filed
                             previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                         (7) Not Applicable

                         (8) Not Applicable

                         (9) Opinion of Counsel - Filed previously with the
                             Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                       (10)  Not Applicable

                       (11)  Not Applicable

                       (12)  Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Baine, Senior Vice President-Corporate Strategy
         James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
         David A. Diamond, Senior Vice President
         Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President-Individual Protection Business
            Head
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-PC Finance
         David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations
            & Sponsor Relations
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
         M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
            Operations
         Duane C. Meek, Senior Vice President-Group Business Head
         Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
         R. Dennis Noice, Senior Vice President-NF Systems
         Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
         Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
         Gary I. Siroko, Senior Vice President-CIO Strategic Investments
         John S. Skubik, Senior Vice President-Consumer Finance
         Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         Lydia M. Marshall, Director
         Donald L. McWhorter, Director
         Martha James Miller de Lombera, Director
         David O. Miller, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Alex Shumate, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 13,984 and 15,660, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VL Separate Account-G
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-2
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-5
    Nationwide Variable Account-8                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-9                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215


(c)
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-7:


We consent to the use of our reports for Nationwide Variable Account-7 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-89560). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.







KPMG LLP

Columbus, Ohio
April 28, 2005

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of June, 2005.



                        NATIONWIDE VARIABLE ACCOUNT - 7
 ------------------------------------------------------------------------------
                              (Registrant)

                       NATIONWIDE LIFE INSURANCE COMPANY
 ------------------------------------------------------------------------------
                                (Depositor)


                           By/s/ PAIGE L. RYAN, ESQ.
 ------------------------------------------------------------------------------
                                Paige L. Ryan, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of June, 2005.

W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                          By /s/ PAIGE L. RYAN
                                                                          ------------------------------------------------------
                                                                                              Paige L. Ryan
                                                                                            Attorney-in-Fact